UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08236
Northern Funds
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Name and Address of Agent for Service:
Michael D. Mabry
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Registrant's telephone number, including area code:
(800) 595-9111
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a)

Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).
U.S. GOVERNMENT MONEY MARKET FUND
SHARES/NOGXX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the U.S. Government Money Market Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	$ 36	0.35%
1	Reflects applicable expense reimbursements and fee waivers.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH

OF

$10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	3.84%	3.16%	2.02%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 21,590,340
Total number of portfolio holdings	117
Total net advisory fees paid (in thousands)	$ 69,585
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	49.9%
U.S. Government Agencies	38.5%
U.S. Government Obligations	11.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at anytime, including during periods of market stress.
NF ANR-TSR NOGXX (5/26)
NORTHERN FUNDS

U.S. GOVERNMENT SELECT MONEY
MARKET FUND
SHARES/NOSXX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the U.S. Government Select Money Market Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	$ 36	0.35%
1	Reflects applicable expense reimbursements and fee waivers.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH

OF

$10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	3.84%	3.22%	2.05%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 4,483,690
Total number of portfolio holdings	108
Total net advisory fees paid (in thousands)	$ 14,216
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.6%
U.S. Government Agencies	38.0%
U.S. Government Obligations	13.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at anytime, including during periods of market stress.
NF ANR-TSR NOSXX (5/26)
NORTHERN FUNDS

SMALL CAP CORE FUND
CLASS I/NSGRX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
SMALL CAP CORE FUND (CLASS I/NSGRX)	$ 56	0.50%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the report
i
ng pe
r
iod?
  During the fiscal year ended March 31, 2026, the U.S. Federal Reserve lowered interest rates as inflation data slowed and employment remained steady. Following the selloff on the announcement of tariffs, equities rallied significantly as policy was not as severe as initially outlined.
  The Russell 2000
  ®
  Index, the Fund’s benchmark (the “Index”), finished the fiscal year ended March 31, 2026 higher by 25.72%. Energy and materials were among the best performing sectors in the Index, while consumer staples and real estate sectors lagged.
  The Fund’s Class I shares’ return of 22.55% underperformed the Index.
    Performance Contributors:
      Stock selection in consumer discretionary and utilities sectors.
      Stock selection in micro-capitalization companies.
    Performance Detractors:
      Stock selection in healthcare and information technology sectors.
      Impact from our proprietary quality model.
      Overweight allocation to higher quality stocks, which underperformed the Index.
      Underweight allocation to lower quality stocks with poor momentum, which significantly outperformed the Index.
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS I/NSGRX)	22.55%	5.28%	9.84%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
RUSSELL 2000 ® INDEX	25.72%	3.77%	9.88%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 341,922
Total number of portfolio holdings	1,560
Total net advisory fees paid (in thousands)	$ 1,098
Portfolio turnover rate as of the end of the reporting period	18.92%
INDUSTRY SECTOR AS A % OF NET AS
S
ETS
Industrials	18.0%
Financials	17.1%
Health Care	16.1%
Information Technology	13.4%
Consumer Discretionary	9.3%
Energy	6.6%
Short-Term Investments	5.9%
Real Estate	5.0%
All other industries less than 5% *	13.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
nort
her
ntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSGRX (5/26)
NORTHERN FUNDS

SMALL CAP CORE FUND
CLASS K/NSCKX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
SMALL CAP CORE FUND (CLASS K/NSCKX)	$ 45	0.40%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the U.S. Federal Reserve lowered interest rates as inflation data slowed and employment remained steady. Following the selloff on the announcement of tariffs, equities rallied significantly as policy was not as severe as initially outlined.
  The Russell 2000
  ®
  Index, the Fund’s benchmark (the “Index”), finished the fiscal year ended March 31, 2026 higher by 25.72%. Energy and materials were among the best performing sectors in the Index, while consumer staples and real estate sectors lagged.
  The Fund’s Class K shares’ return of 22.63% underperformed the Index.
    Performance Contributors:
      Stock selection in consumer discretionary and utilities sectors.
      Stock selection in micro-capitalization companies.
    Performance Detractors:
      Stock selection in healthcare and information technology sectors.
      Impact from our proprietary quality model.
      Overweight allocation to higher quality stocks, which underperformed the Index.
      Underweight allocation to lower quality stocks with poor momentum, which significantly outperformed the Index.
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS K/NSCKX)	22.63%	5.38%	9.90%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
RUSSELL 2000 ® INDEX	25.72%	3.77%	9.88%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 341,922
Total number of portfolio holdings	1,560
Total net advisory fees paid (in thousands)	$ 1,098
Portfolio turnover rate as of the end of the reporting period	18.92%
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	18.0%
Financials	17.1%
Health Care	16.1%
Information Technology	13.4%
Consumer Discretionary	9.3%
Energy	6.6%
Short-Term Investments	5.9%
Real Estate	5.0%
All other industries less than 5% *	13.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find mo
re
infor
mat
ion?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSCKX (5/26)
NORTHERN FUNDS

HIGH YIELD FIXED INCOME FUND
SHARES/NHFIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the High Yield Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	$ 62	0.60%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the high yield market posted strong positive returns. High yield spreads ended the fiscal year tighter than where they began. In aggregate, high yield tightened 0.30% to end the period at 3.10%, as represented by the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, the Fund’s style-specific benchmark (the “Index”). Energy was the best performer during the period as consolidation, continued balance sheet improvement, and the conflict involving Iran boosted oil prices, all supporting tighter spreads. Paper and packaging was one of the worst performing sectors as demand remained tepid, while the surge in energy costs increased concerns of margin compression for this sector. Given the risk-on nature of the reporting period, the lower quality portions of the market generally outperformed the higher quality portions. BB rated bonds returned 7.12%, B rated securities returned 6.95%, and CCC rated bonds generated a 7.38% return.
  The Fund returned 7.47% for the reporting period, outperforming the 7.01% return of the Index.
    Performance contributors:
      Overweight to B rated securities.
      Modest overweight to CCC rated securities.
      Overweight positions in energy and banking.
      Security selection in wireless, healthcare and midstream.
    Performance detractors:
      Underweight to consumer services and gaming.
      Security selection in packaging and financial institutions.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	7.47%	4.10%	5.72%
BLOOMBERG UNIVERSAL INDEX	4.64%	0.65%	2.11%
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX	7.01%	4.22%	6.12%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,079,404
Total number of portfolio holdings	540
Total net advisory fees paid (in thousands)	$ 12,424
Portfolio turnover rate as of the end of the reporting period	40.19%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	74.0%
Foreign Issuer Bonds	11.9%
Investment Companies	8.1%
Futures Contracts Sold Short	5.9%
Other less than 5% *	0.1%
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I f
ind
more in
forma
tion?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NHFIX (5/26)
NORTHERN FUNDS

CORE BOND FUND
SHARES/NOCBX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Core Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
CORE BOND FUND (SHARES/NOCBX)	$ 42	0.41%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points (“bps”) of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. Investment grade credit index spreads tightened by 6 bps, high yield index spreads tightened by 25 bps, and the mortgage-backed securities (“MBS”) index spread tightened by 12 bps during the reporting period.
  The Fund returned 4.27%, underperforming the 4.35% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the reporting period. The Fund adjusted its allocation to securitized holdings throughout the year, adding commercial MBS and asset backed securities (“ABS”), with a particular overweight to ABS in the strategic allocation. Simultaneously, risk was reduced in corporates and MBS at 2025 calendar year end. The Fund remained neutral to duration throughout the reporting period.
    Performance Contributors:
      Security selection within, and sector allocation to, investment grade credit and securitized bonds.
    Performance Detractors:
      Long Treasury bond holdings were a slight detractor as long-term rates rose at the end of the reporting period.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
CORE BOND FUND (SHARES/NOCBX)	4.27%	0.29%	1.65%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 91,295
Total number of portfolio holdings	306
Total net advisory fees paid (in thousands)	$ 245
Portfolio turnover rate as of the end of the reporting period	139.58%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Obligations	23.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	18.2%
Corporate Bonds	12.8%
Commercial Mortgage-Backed Securities	5.0%
Futures Contracts	6.5%
Futures Contracts Sold Short	11.1%
Other less than 5% *	4.8%
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more
inf
orm
ation
?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOCBX (5/26)
NORTHERN FUNDS

SHORT BOND FUND
SHARES/BSBAX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Short Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
SHORT BOND FUND (SHARES/BSBAX)	$ 41	0.40%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points (“bps”) of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. Investment grade credit index spreads tightened by 6 bps, high yield index spreads tightened by 25 bps, and the mortgage-backed securities index spread tightened by 12 bps during the reporting period.
  The Fund returned 4.33% for the fiscal year, outperforming its style-specific benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index (the "Index"), which returned 3.96%. As of March 31, 2026, the Fund is comprised of approximately 55% Corporates, 25% Securitized bonds, and 20% U.S. Treasuries. The Fund generally maintained its risk profile, year over year, as well as its neutral-to-duration positioning.
    Performance Contributors:
      Overweight to investment grade and high yield corporate bonds and securitized holdings.
    Performance Detractors:
      Our natural underweight to

      U.S. government bonds, versus the Index, was a detractor.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
SHORT BOND FUND (SHARES/BSBAX)	4.33%	2.12%	2.19%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX	3.96%	2.04%	2.02%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 188,432
Total number of portfolio holdings	243
Total net advisory fees paid (in thousands)	$ 741
Portfolio turnover rate as of the end of the reporting period	104.90%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	26.8%
Foreign Issuer Bonds	8.7%
Asset-Backed Securities	7.2%
U.S. Government Obligations	6.3%
U.S. Government Agencies	5.4%
Futures Contracts	12.4%
Futures Contracts Sold Short	25.3%
Other less than 5% *	7.9%
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I fi
nd
more
inf
o
rmati
on?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR BSBAX (5/26)
NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND
SHARES/BBALX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Global Tactical Asset Allocation Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	$ 28	0.26%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the U.S. economic backdrop remained constructive despite wide-ranging investor concerns across the period – spanning tariffs, U.S. labor market softening, a U.S. government shutdown and the conflict involving Iran. Most major developed-market central banks continued to cut interest rates. Despite tariff-related market consternation in early April 2025, financial market returns were strong over the reporting period with double-digit gains in equities and mid-to-upper-single-digit gains in fixed income.
  The Fund returned 13.68% during the fiscal year, outperforming the 13.62% return of its blended benchmark, the Asset A llo
  cation Blend Index (60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index).
    Performance contributors:
      Tactical positioning, primarily underweight positioning in investment grade fixed income and positioning in non-U.S. equities.
      The Fund was overweight equities and underweight fixed income throughout most of the reporting period.
      During the reporting period, the Fund made a number of asset allocation changes, including overall increases in allocations to non-U.S. equities and real assets, along with reductions in U.S. equities and high yield fixed income.
    Performance detractors:
      Implementing the Fund's tactical asset allocation recommendations, with some drag in non-U.S. developed market equities.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent ac co
unt values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s two broad-based securities market indices and a blended benchmark.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	13.68%	5.24%	6.44%
MSCI ALL COUNTRY WORLD INDEX	20.01%	9.49%	11.33%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
BLENDED INDEX - 60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX	13.62%	5.87%	7.60%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 79,935
Total number of portfolio holdings	21
Total net advisory fees paid (in thousands)	$ 52
Portfolio turnover rate as of the end of the reporting period	24.95%
ASSET CLASS WEIGHTINGS

AS A % OF INVESTMENTS
U.S. Equity	38.1%
U.S. Bonds - Investment Grade	19.6%
Non U.S. Equity - Developed	14.6%
U.S. Fixed Income	9.1%
Non U.S. Equity - Emerging Markets	7.5%
Cash	4.7%
U.S. Bonds - Inflation Protected	1.9%
Global Infrastructure	1.9%
U.S. Bonds - High Yield	1.8%
Commodities/Natural Resources	0.7%
Cash Equivalent	0.1%
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR BBALX (5/26)
NORTHERN FUNDS

MULTI-MANAGER HIGH YIELD
OPPORTUNITY FUND
SHARES/NMHYX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Multi-Manager High Yield Opportunity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	$ 70	0.68%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  For the fiscal year ended March 31, 2026, the high yield market returned 6.90%, as measured by the ICE BofA U.S. High Yield Constrained Index, the Fund’s style-specific benchmark (the “Index”). During the period, higher quality securities outperformed lower quality securities. BB rated securities returned 6.96%, B rated securities returned 7.22%, and CCC’s & lower rated securities returned 4.94%. From a sector perspective, telecommunications, healthcare, and energy outperformed the Index, while technology and transportation underperformed the Index.
  For the fiscal year ended March 31, 2026, the Fund returned 6.27%, underperforming the 6.90% return of the

  Index.
    Performance contributors:
      Sub-adviser BlackRock Investment Management, LLC’s (“BlackRock”) security selection in retailers, media, and wirelines drove performance, as did an underweight to retail and overweight in B-rated securities.
      Sub-adviser Polen Capital Credit, LLC’s (“Polen”) positive carry effect, driven by a higher coupon structure, an overweight to the healthcare sector, and holdings within capital goods, technology, and retail contributed to performance.
      Sub-adviser Nomura Corporate Research and Asset Management Inc.'s (“Nomura”) security selection within energy, basic industry, and financial services was the main driver of performance. Selection within CCC-rated securities, which as a quality cohort lagged, was also positive.
    Performance detractors:
      BlackRock's underweight in independent energy, an off-index allocation to loans, and security selection within CCC-rated securities detracted.
      Polen’s overweight to CCC-rated securities and security selection within that quality cohort, as well as an underweight to telecommunications and energy, detracted from performance.
      Nomura’s main detractors to performance were holdings in retail, capital goods, and automotives.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	6.27%	4.07%	5.74%
BLOOMBERG UNIVERSAL INDEX	4.64%	0.65%	2.11%
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX	6.90%	4.19%	6.04%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 142,397
Total number of portfolio holdings	1,471
Total net advisory fees paid (in thousands)	$ 838
Portfolio turnover rate as of the end of the reporting period	53.81%
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	80.5%
Investment Companies	10.0%
Foreign Issuer Bonds	8.2%
Other less than 5%*	6.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund
changed
?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You
c
an also
re
quest this information
by
contacting us
at
800-595-9111.
NF ANR-TSR NMHYX (5/26)
NORTHERN FUNDS

SMALL CAP INDEX FUND
SHARES/NSIDX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Small Cap Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
SMALL CAP INDEX FUND (SHARES/NSIDX)	$ 11	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East.

  However, despite increased volatility and a late period pullback, full year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services sectors, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Small-cap equities outperformed both large-cap equities and mid-cap equities in the U.S., reflecting a sharp recovery in valuations, and benefited from expectations of easing financial conditions, stable credit availability and a rebound in cyclical segments during the period.
  The Fund returned 25.82% during the fiscal year ended March 31, 2026, compared to a return of 25.72% for its benchmark, the Russell 2000
  ®
  Index (the “Index”).
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to contributions from securities lending and class action settlement proceeds received by the Fund, which were partially offset by Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP INDEX FUND (SHARES/NSIDX)	25.82%	3.71%	9.75%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
RUSSELL 2000 ® INDEX	25.72%	3.77%	9.88%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,384,245
Total number of portfolio holdings	1,945
Total net advisory fees paid (in thousands)	$ 424
Portfolio turnover rate as of the end of the reporting period	22.10%
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	17.8%
Health Care	17.5%
Financials	16.8%
Information Technology	13.8%
Short-Term Investments	9.1%
Consumer Discretionary	8.2%
Energy	6.7%
Real Estate	5.3%
All other industries less than 5% *	12.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund,
inc
luding the Fund’s prospectus, financial information, holdings and proxy voting information.
You
c
an also request this information by contacting
us
at 800-595-9111.
NF ANR-TSR NSIDX (5/26)
NORTHERN FUNDS

U.S. QUALITY ESG FUND
CLASS I/NUEIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	$ 53	0.49%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, financial markets delivered strong returns, supported by resilient e cono
  mic growth and corporate profits that remained near all‑time highs. Inflation pressures continued to moderate over the period, while earnings growth proved durable across many sectors of the economy. Monetary policy remained a key driver of market sentiment, as the U.S. Federal Reserve cut interest rates three times during the fiscal year, lowering the federal funds rate by a cumulative 75 basis points and providing support for risk assets.
  U.S. equity markets advanced meaningfully during the period, as reflected by the 17.74% return of the Russell 1000
  ®
  Index, the Fund’s benchmark (the “Index”). For much of the year, market leadership was concentrated in information technology and communication services, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Toward the end of the period, escalating geopolitical tensions, including the conflict involving Iran, contributed to higher energy prices, resulting in energy becoming the leading performing sector over the fiscal year.
  The Fund’s Class
  I
  shares’ return of 15.
  46
  % underperformed the Index. The Fund invests in high‑quality companies that Northern Trust Investments, Inc. (“NTI”) believes exhibit favorable environmental, social, and governance (“ESG”) characteristics, a category NTI believes has the potential to generate attractive long‑term, risk‑adjusted returns, particularly through full market cycles.
    Performance contributors:
      While the quality factor exhibited some supportive characteristics during periods of market volatility, stocks with strong profitability and conservative balance sheets were often overlooked in favor of companies pursuing more aggressive capital spending programs tied to expected artificial intelligence growth.
      Stock selection was a positive contributor and reflected the Fund’s emphasis on financial sustainability and long‑term fundamentals.
    Performance detractors:
      A modest underweight to the energy sector detracted from relative performance, particularly given the sector’s strong performance late in the fiscal year.
      ESG‑related exclusions, most notably within the aerospace and defense industry, as that industry generated strong returns over the period.
      The Fund’s emphasis on quality and profitability detracted during a strong equity market environment that rewarded higher‑risk growth and elevated capital investment over near‑term earnings discipline.
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and sub
sequent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class I commenced operations on
Aug
ust 21, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	15.46%	10.19%	12.55%
RUSSELL 1000 ® INDEX	17.74%	11.34%	13.41%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 322,131
Total number of portfolio holdings	173
Total net advisory fees paid (in thousands)	$ 1,425
Portfolio turnover rate as of the end of the reporting period	19.93%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.5%
Consumer Discretionary	9.9%
Communication Services	8.5%
All other industries less than 5% *	15.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more
information
?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NUEIX (5/26)
NORTHERN FUNDS

U.S. QUALITY ESG FUND
CLASS K/NUESX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. QUALITY ESG FUND (CLASS K/NUESX)	$ 42	0.39%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, financial markets delivered strong returns, supported by resilient eco no
  mic growth and corporate profits that remained near all‑time highs. Inflation pressures continued to moderate over the period, while earnings growth proved durable across many sectors of the economy. Monetary policy remained a key driver of market sentiment, as the U.S. Federal Reserve cut interest rates three times during the fiscal year, lowering the federal funds rate by a cumulative 75 basis points and providing support for risk assets.
  U.S. equity markets advanced meaningfully during the period, as reflected by the 17.74% return of the Russell 1000
  ®
  Index, the Fund’s benchmark (the “Index”). For much of the year, market leadership was concentrated in information technology and communication services, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Toward the end of the period, escalating geopolitical tensions, including the conflict involving Iran, contributed to higher energy prices, resulting in energy becoming the leading performing sector over the fiscal year.
  The Fund’s Class
  K
   shares’ return of 15.
  53
  % underperformed the Index. The Fund invests in high‑quality companies that Northern Trust Investments, Inc. (“NTI”) believes exhibit favorable environmental, social, and governance (“ESG”) characteristics, a category NTI believes has the potential to generate attractive long‑term, risk‑adjusted returns, particularly through full market cycles.
    Performance contributors:
      While the quality factor exhibited some supportive characteristics during periods of market volatility, stocks with strong profitability and conservative balance sheets were often overlooked in favor of companies pursuing more aggressive capital spending programs tied to expected artificial intelligence growth.
      Stock selection was a positive contributor and reflected the Fund’s emphasis on financial sustainability and long‑term fundamentals.
    Performance detractors:
      A modest underweight to the energy sector detracted from relative performance, particularly given the sector’s strong performance late in the fiscal year.
      ESG‑related exclusions, most notably within the aerospace and defense industry, as that industry generated strong returns over the period.
      The Fund’s emphasis on quality and profitability detracted during a strong equity market environment that rewarded higher‑risk growth and elevated capital investment over near‑term earnings discipline.
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the i nit
ial and
subsequ
ent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS K/NUESX)	15.53%	10.29%	12.92%
RUSSELL 1000 ® INDEX	17.74%	11.34%	13.41%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 322,131
Total number of portfolio holdings	173
Total net advisory fees paid (in thousands)	$ 1,425
Portfolio turnover rate as of the end of the reporting period	19.93%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.5%
Consumer Discretionary	9.9%
Communication Services	8.5%
All other industries less than 5% *	15.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NUESX (5/26)
NORTHERN FUNDS

SMALL CAP VALUE FUND
SHARES/NOSGX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Small Cap Value Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
SMALL CAP VALUE FUND (SHARES/NOSGX)	$ 56	0.50%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the repo
rt
ing period?
  During the fiscal year ended March 31, 2026, the U.S. Federal Reserve lowered interest rates as infl
  a
  tion data slowed and employment remained steady. Following the selloff on the announcement of tariffs, equities rallied significantly as policy was not as severe as initially outlined.
  The Russell 2000
  ®
  Value Index, the Fund’s style-specific benchmark (the “Index”), finis he
  d the fiscal year ended March 31, 2026 higher by 28.09%.

  Energy and communication services were among the best performing sectors in the Index, while consumer staples and real estate sectors lagged.
  The Fund’s return of 22.93% underperformed the Index.
    Performance Contributors:
      Stock selection in industrials and consumer staples sectors.
      Overweight to companies that have higher momentum.
    Performance Detractors:
      Underperformance of the highly rated stocks within our stock selection model as well as the outperformance of poorly rated stocks within the model.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values
at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below
also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP VALUE FUND (SHARES/NOSGX)	22.93%	6.02%	8.08%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
RUSSELL 2000 ® VALUE INDEX	28.09%	5.79%	9.61%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 615,675
Total number of portfolio holdings	420
Total net advisory fees paid (in thousands)	$ 1,969
Portfolio turnover rate as of the end of the reporting period	46.17%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	24.3%
Industrials	13.7%
Consumer Discretionary	9.8%
Information Technology	9.1%
Energy	8.9%
Health Care	8.0%
Real Estate	8.0%
Materials	5.4%
Short-Term Investments	5.4%
Utilities	5.1%
All other industries less than 5% *	4.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust
.com/funds#literature
,
to
find additional
information
about
t
he Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOSGX (5/26)
NORTHERN FUNDS

INTERMEDIATE TAX-EXEMPT FUND
SHARES/NOITX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with uncertainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 4.54%, outperforming the 4.48% return of its style-specific benchmark, the Bloomberg Municipal 1-15 Year Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Overweight to intermediate/longer duration bonds.
    Performance detractors:
      Underweight to BBB rated bonds.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and co mpa
res the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	4.54%	0.82%	1.75%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG MUNICIPAL 1-15 YEAR INDEX	4.48%	1.17%	2.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable
fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,188,875
Total number of portfolio holdings	432
Total net advisory fees paid (in thousands)	$ 4,251
Portfolio turnover rate as of the end of the reporting period	30.91%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	11.7%
Florida	8.5%
Illinois	7.9%
Texas	7.7%
California	7.5%
Kentucky	5.2%
All other states less than 5% *	51.5%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the
Fund
, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOITX (5/26)
NORTHERN FUNDS

MULTI-MANAGER GLOBAL LISTED
INFRASTRUCTURE FUND
SHARES/NMFIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Multi-Manager Global Listed Infrastructure Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	$ 108	0.96%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the global listed infrastructure market, as measured by the S&P Global Infrastructure Index, the Fund’s style-specific benchmark (the “Index”), posted a positive return of 25.85%, outperforming the broader global equity market. Utilities and independent power producers (IPPs) outperformed the other sectors during the period on strong earnings growth and growth in the global demand for power.
  The Fund posted a return of 23.97% for the fiscal year, underperforming the Index.
    Performance contributors:
      The Fund benefited from stock selection in gas utilities and highways and rail tracks, and overweight positioning in the United Kingdom and Italy contributed to relative performance.
      Sub-adviser Lazard Asset Management, LLC outperformed the Index over the period due to overweights in Italy and the United Kingdom, as well as stock selection in Hong Kong.
      Sub-adviser Cohen & Steers Capital Management, Inc. outperformed, with positive stock selection in the United States, especially in electric utilities and oil and gas infrastructure.
    Performance detractors:
      Non-benchmark positioning in communication towers and stock selection in electric utilities and oil and gas infrastructure detracted.
      Regionally, stock selection in the United States and France was the main detractor.
      Sub-adviser First Sentier Investors (Australia) IM, LTD underperformed due to poor stock selection in the United States and an overweight to communication towers.
      Sub-adviser Eagle Global Advisors, LLC underperformed during the period with exposures to oil and gas infrastructure lagging the group.
      Sub-adviser KBI Global Investors (North America), LTD underperformed over the period due to poor stock selection in the United States, specifically overweights to communication towers and renewable infrastructure securities.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	23.97%	8.11%	7.57%
MSCI ALL COUNTRY WORLD INDEX	20.01%	9.49%	11.33%
S&P GLOBAL INFRASTRUCTURE INDEX	25.85%	11.14%	8.43%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,007,341
Total number of portfolio holdings	156
Total net advisory fees paid (in thousands)	$ 7,940
Portfolio turnover rate as of the end of the reporting period	56.86%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	45.2%
Euro	21.5%
British Pound	9.2%
Canadian Dollar	5.2%
Australian Dollar	5.1%
All other currencies less than 5% *	14.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find
additional
information
about
the
Fund
,
including
the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMFIX (5/26)
NORTHERN FUNDS

INCOME EQUITY FUND
SHARES/NOIEX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Income Equity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
INCOME EQUITY FUND (SHARES/NOIEX)	$ 53	0.48%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  The U.S. equity market moved higher in the fiscal year ended March 31, 2026, as reflected by the 17.80% total return of the S&P 500
  ®
  Index, the Fund’s benchmark (the “Index”). Dividend yield comprised 1.47% of the Index’s total return for the period. Energy, a sector typically associated with higher dividend yields, was the top-performing sector in the Index. In contrast, two other high-dividend-paying sectors, financials and real estate, underperformed the Index.
  The Fund returned 19.56% during the fiscal year, outperforming the Index.
    Performance contributors:
      Underweight to non-dividend-paying stocks, which lagged the Index
      Overweight to high-quality companies and underweight to lower-quality companies
      Stock selection within the communication services, financials, and health care sectors
      The number of dividend-paying companies in the Index increased during the period, expanding the opportunity set for the Fund to invest in income-producing stocks.
    Performance detractors:
      Emphasis on higher-dividend-paying securities, as higher-dividend-paying securities underperformed lower-dividend-paying securities during the period
      Stock selection within the industrials and consumer staples sectors
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial
and
su
bse
quent ac
cou
nt values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INCOME EQUITY FUND (SHARES/NOIEX)	19.56%	12.49%	12.68%
S&P 500 ® INDEX	17.80%	12.06%	14.16%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 282,213
Total number of portfolio holdings	151
Total net advisory fees paid (in thousands)	$ 798
Portfolio turnover rate as of the end of the reporting period	38.47%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	34.5%
Financials	11.4%
Health Care	9.7%
Industrials	9.6%
Communication Services	9.0%
Consumer Discretionary	7.8%
Consumer Staples	5.6%
All other industries less than 5% *	13.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request
this
information by contacting
us
at 800-595-9
11
1.
NF ANR-TSR NOIEX (5/26)
NORTHERN FUNDS

INTERNATIONAL EQUITY FUND
SHARES/NOIGX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the International Equity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	$ 58	0.50%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, developed ex-U.S.
  m
  arket performance was driven by a combi
  natio
  n of pronounced U.S. dollar weakness, the steepest decline since the early 1990s, more attractive relative valuations following years of U.S. technology led dominance, and proactive interest rate cuts by foreign central banks that provided a meaningful boost to growth and equity returns. At the sector level, energy and utilities delivered the strongest performance, while consumer discretionary and consumer staples lagged the broader market.
  The Fund returned 30.15% for the fiscal year ended March 31, 2026, outperforming the 22.99% return of its benchmark, the MSCI World ex USA

  Index (the “Index”).

  The Fund’s holdings are motivated by a focus on attractively valued, high quality stocks with positive market sentiment.
    Performance contributors:
      The Fund’s tilt toward higher momentum stocks contributed meaningfully to results as stocks with strong price and sentiment trends outperformed.
      At the sector level, stock selection added the most value in financials and industrials.
      Regionally, stock selection contributed positively to performance across all geographies.
      Strong returns from inexpensive stocks across a broad range of regions and sectors were a key driver of active performance, reflecting the Fund’s value exposure amid a favorable environment for non-U.S. equities.
    Performance detractors:
      The Fund’s emphasis on higher quality names modestly detracted during the period as quality stocks lagged.
      At the sector level, stock selection in communication services and information technology detracted.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	30.15%	10.97%	8.82%
MSCI WORLD EX USA INDEX	22.99%	8.40%	8.66%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 188,576
Total number of portfolio holdings	216
Total net advisory fees paid (in thousands)	$ 558
Portfolio turnover rate as of the end of the reporting period	64.51%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	29.7%
Japanese Yen	19.5%
British Pound	12.7%
Canadian Dollar	12.2%
Swiss Franc	6.9%
All other currencies less than 5% *	18.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund
changed
?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOIGX (5/26)
NORTHERN FUNDS

FIXED INCOME FUND
SHARES/NOFIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last
year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
FIXED INCOME FUND (SHARES/NOFIX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the Iran war brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points (“bps”) of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. Investment grade credit index spreads tightened by 6 bps, high yield index spreads tightened by 25 bps, and the mortgage-backed securities (“MBS”) index spread tightened by 12 bps during the reporting period.
  The Fund returned 4.88%, outperforming the 4.35% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the reporting period. The Fund adjusted its allocation to securitized holdings throughout the year, adding commercial MBS and asset backed securities (“ABS”), with a particular overweight to ABS in the strategic allocation. Simultaneously, risk was reduced in corporates and MBS at 2025 calendar year end.

  The Fund remained neutral to duration throughout the reporting period.
    Performance Contributors:
      Security selection within, and sector allocation to, investment grade credit and securitized bonds.
    Performance Detractors:
      Long Treasury bond holdings were a slight detractor as long-term rates rose at the end of the reporting period.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
FIXED INCOME FUND (SHARES/NOFIX)	4.88%	0.59%	2.04%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced
.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 282,923
Total number of portfolio holdings	325
Total net advisory fees paid (in thousands)	$ 1,091
Portfolio turnover rate as of the end of the reporting period	127.85%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	21.6%
Asset-Backed Securities	18.2%
Corporate Bonds	17.6%
U.S. Government Obligations	14.8%
Commercial Mortgage-Backed Securities	6.0%
Futures Contracts	5.4%
Futures Contracts Sold Short	10.1%
Other less than 5% *	6.3%
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund
changed
?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOFIX (5/26)
NORTHERN FUNDS

U.S. GOVERNMENT FUND
SHARES/NOUGX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the U.S. Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
U.S. GOVERNMENT FUND (SHARES/NOUGX)	$ 44	0.43%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%.
  Interest rates were largely unchanged in fiscal year ended March 31, 2026, although the curve twisted around the 10-year maturity. The spread between 2-year and 10-year yields ended the fiscal year at +0.52%. Generic 2-year yields fell 0.09% to 3.80%, while 5-year yields fell 0.01% to 3.94%. Generic 10-year yields rose 0.11% to 4.32%, and 30-year bond yields rose 0.34% to 4.91%.
  The Fund returned 2.99% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg Intermediate U.S. Government Bond Index, which returned 3.98%.
    Performance contributors:
      Allocation to U.S. mortgage-backed securities.
      Tactical positioning in yield curve and duration.
    Performance detractors:
      Allocation to U.S. TIPS.
      Underweight to U.S. Agencies.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT FUND (SHARES/NOUGX)	2.99%	0.48%	1.05%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX	3.98%	1.00%	1.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 25,993
Total number of portfolio holdings	160
Total net advisory fees paid (in thousands)	$ 29
Portfolio turnover rate as of the end of the reporting period	54.27%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	94.3%
Other less than 5%* *	5.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOUGX (5/26)
NORTHERN FUNDS

STOCK INDEX FUND
SHARES/NOSIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Stock Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
STOCK INDEX FUND (SHARES/NOSIX)	$ 5	0.05%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double-digit returns, supported by r esili
  ent earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East. However, despite increased volatility and a late period pullback, full year performance remained firmly positive across all major regions. U.S. large cap equities, represented by the S&P 500
  ®
  Index, advanced meaningfully, with market leadership concentrated in information technology and communication services sectors, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. This advance also reflected a continuation of strong index performance momentum over the last few years, supported by resilient economic growth and robust corporate fundamentals.
  The Fund returned 17.75% during the fiscal year ended March 31, 2026, compared to a return of 17.80% for its benchmark, the S&P 500
  ®
  Index (the “Index”).
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
STOCK INDEX FUND (SHARES/NOSIX)	17.75%	11.98%	14.05%
S&P 500 ® INDEX	17.80%	12.06%	14.16%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 16,628,095
Total number of portfolio holdings	507
Total net advisory fees paid (in thousands)	$ —
Portfolio turnover rate as of the end of the reporting period	3.58%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	32.5%
Financials	12.2%
Communication Services	10.1%
Consumer Discretionary	9.5%
Health Care	9.3%
Industrials	9.0%
Consumer Staples	5.2%
All other industries less than 5% *	12.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find add
itio
nal information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOSIX (5/26)
NORTHERN FUNDS

TAX-EXEMPT FUND
SHARES/NOTEX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
TAX-EXEMPT FUND (SHARES/NOTEX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fisc
  al year began with uncertainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 4.51%, outperforming the 4.29% return of its benchmark, the Bloomberg U.S. Municipal Bond Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Overweight to long duration.
      Overweight to AA bonds.
    Performance detractors:
      Underwe
      ig
      ht to lower quality bonds.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the i niti
al and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
TAX-EXEMPT FUND (SHARES/NOTEX)	4.51%	0.36%	1.76%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 745,743
Total number of portfolio holdings	373
Total net advisory fees paid (in thousands)	$ 2,861
Portfolio turnover rate as of the end of the reporting period	46.31%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	13.4%
Illinois	9.4%
Florida	9.2%
California	7.8%
Texas	6.3%
Colorado	5.4%
All other states less than 5% *	48.5%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find a
dditi
onal information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOTEX (5/26)
NORTHERN FUNDS

CALIFORNIA TAX-EXEMPT FUND
SHARES/NCATX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the California Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	$ 47	0.46%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with unce rtai
  nty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 4.20%, underperforming the 4.27% return of its style-specific benchmark, the Bloomberg California Municipal Bond Index. The Fund is actively managed and seeks to provide high current income exempt from regular federal income tax and California state personal income tax.
    Performance contributors:
      Overweight to long duration bonds.
    Performance detractors:
      Underweight to lower quality bonds.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and su bse
quent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	4.20%	0.46%	1.76%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX	4.27%	0.83%	2.09%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reim burs
ements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 131,317
Total number of portfolio holdings	133
Total net advisory fees paid (in thousands)	$ 407
Portfolio turnover rate as of the end of the reporting period	35.90%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	63.3%
General Obligation Unlimited Bonds	28.5%
All other issuers less than 5% *	8.2%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NCATX (5/26)
NORTHERN FUNDS

ARIZONA TAX-EXEMPT FUND
SHARES/NOAZX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Arizona Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	$ 48	0.47%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with u ncert
  ainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025.

  As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  During the fiscal year ended March 31, 2026, the Fund returned 3.93%, underperforming the 4.07% return of its style-specific benchmark, the Bloomberg Arizona Municipal Bond Index. The Fund seeks to provide high current income exempt from regular federal income tax and Arizona state personal income tax by investing in municipal instruments.
    Performance contributors:
      Underweight to AA rated bonds.
      Overweight to long duration bonds.
    Performance detractors:
      Overweight to education bonds.
Fund Performance
The following graph assumes an initial $10,000 i
nves
tment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	3.93%	0.39%	1.58%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX	4.07%	0.73%	1.98%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 53,641
Total number of portfolio holdings	85
Total net advisory fees paid (in thousands)	$ 104
Portfolio turnover rate as of the end of the reporting period	34.78%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	76.7%
General Obligation Unlimited Bonds	19.0%
All other issuers less than 5% *	4.3%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOAZX (5/26)
NORTHERN FUNDS

CALIFORNIA INTERMEDIATE
TAX-EXEMPT FUND
SHARES/NCITX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the California Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was vol
  atile. The fiscal year began with unc
  e
  rtainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025.

  As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 4.31%, underperforming the 4.44% return of its style-specific benchmark, the Bloomberg California Intermediate Municipal Bond Index. The Fund is actively managed and seeks to provide high current income exempt from regular federal income tax and California state personal income tax by investing in municipal instr
  uments.
    Performance contributors:
      Overweight to transportation and education sectors.
    Performance detractors:
      Underweight to intermediate/longer duration bonds.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	4.31%	0.54%	1.55%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX	4.44%	0.92%	1.85%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 252,058
Total number of portfolio holdings	167
Total net advisory fees paid (in thousands)	$ 874
Portfolio turnover rate as of the end of the reporting period	33.04%
TYPE OF
SECURITY
AS A % OF TOTAL EXPOSURE
Revenue Bonds	63.1%
General Obligation Unlimited Bonds	26.4%
All other issuers less than 5% *	10.5%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NCITX (5/26)
NORTHERN FUNDS

ULTRA-SHORT FIXED INCOME FUND
SHARES/NUSFX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	$ 26	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. 1-year, 2-year and 3-year Treasury yields fell by -0.37%, -0.09% and -0.06%, and the curve steepened. Year over year, 1-3 Corporate Option Adjusted Spreads widened slightly, from 58 to 61 basis points.
  The Fund’s Shares class returned 4.53%,
  outperforming
  the 3.67% return of its style-specific benchmark, the ICE BofA 1-Year U.S. Treasury Note Index (the “Index”), for the reporting period. The Fund’s overall credit quality remained relatively constant throughout the course of the fiscal year. The Fund maintained its neutral-to-duration positioning throughout the fiscal year.
    Performance Contributors:
      Sector allocation to investment grade corporate bonds and securitized holdings.
      Overweight to corporate bonds.
    Performance Detractors:
      Our natural underweight to U.S.

      government bonds, versus the Index, was a detractor.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH
OF
$10,000
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	4.53%	3.38%	2.68%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX	4.24%	-1.47%	0.58%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	3.67%	2.58%	2.05%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,650,984
Total number of portfolio holdings	240
Total net advisory fees paid (in thousands)	$ 3,365
Portfolio turnover rate as of the end of the reporting period	59.00%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	48.1%
Foreign Issuer Bonds	32.3%
Asset-Backed Securities	9.9%
Investment Companies	5.1%
Other less than 5% *	4.6%
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the
Fund
changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NUSFX (5/26)
NORTHERN FUNDS

ULTRA-SHORT FIXED INCOME FUND
SIEBERT WILLIAMS SHANK SHARES/SWSFX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	$ 26	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted
Fund
performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%. 1-year, 2-year and 3-year Treasury yields fell by -0.37%, -0.09% and -0.06%, and the curve steepened. Year over year, 1-3 Corporate Option Adjusted Spreads widened slightly, from 58 to 61 basis points.
  The Fund’s Siebert Williams Shank share class returned 4.43%, outperforming the 3.67% return of its style-specific benchmark, the ICE BofA 1-Year U.S. Treasury Note Index (the “Index”), for the reporting period. The Fund’s overall credit quality remained relatively constant throughout the course of the fiscal year. The Fund maintained its neutral-to-duration positioning throughout the fiscal year.
    Performance Contributors:
      Sector allocation to investment grade corporate bonds and securitized holdings.
      Overweight to corporate bonds.
    Performance Detractors:
      Our natural underweight to U.S. government bonds, versus the Index, was a detractor.
Fund Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Siebert Williams Shank Shares commenced operations on September 13, 2022. Performance prior to that date is for the Shares class. Siebert Williams Shank Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH
OF
$10,000
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	4.43%	3.36%	2.67%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX	4.24%	-1.47%	0.58%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	3.67%	2.58%	2.05%
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
 for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,650,984
Total number of portfolio holdings	240
Total net advisory fees paid (in thousands)	$ 3,365
Portfolio turnover rate as of the end of the reporting period	59.00%
TYPE OF
SECURITY
AS A % OF TOTAL EXPOSURE
Corporate Bonds	48.1%
Foreign Issuer Bonds	32.3%
Asset-Backed Securities	9.9%
Investment Companies	5.1%
Other less than 5% *	4.6%
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the
Fund
changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR SWSFX (5/26)
NORTHERN FUNDS

TAX-ADVANTAGED ULTRA-SHORT
FIXED INCOME FUND
SHARES/NTAUX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	$ 25	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with uncertainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  During the fiscal year ended March 31, 2026, the Fund returned 3.07%, outperforming the 3.05% return of its benchmark, the 75% ICE BofA 6-12 Month Municipal Securities Index and

  25% ICE BofA 1-3 Year U.S. Municipal Securities Index. The Fund is actively managed and seeks to maximize total return (capital appreciation and income), adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal.
    Performance contributors:
      Overweight to A and BBB bonds.
    Performance detractors:
      Underweight to 0 to 1 year duration bucket.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index, two style-specific indices (reflecting the market segments in which the Fund invests) and a blended index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	3.07%	2.28%	1.82%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX	2.98%	2.14%	1.64%
ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX	3.25%	1.63%	1.59%
75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX	3.05%	2.01%	1.63%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,927,677
Total number of portfolio holdings	633
Total net advisory fees paid (in thousands)	$ 5,821
Portfolio turnover rate as of the end of the reporting period	93.56%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Municipal Bonds	78.0%
Short-Term Investments	7.4%
Foreign Issuer Bonds	7.0%
Other less than 5% *	7.6%
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#liter
ature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NTAUX (5/26)
NORTHERN FUNDS

MULTI-MANAGER GLOBAL REAL ESTATE FUND
SHARES/NMMGX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Multi-Manager Global Real Estate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	$ 95	0.92%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the FTSE
  ®
  EPRA
  ®
  /NAREIT
  ®
  Developed
  ®
  Index, the Fund’s style-specific benchmark (the “Index”), returned 8.97%. Real estate developers and operators, healthcare REITs and data center REITs outperformed.

  Residential REITs underperformed on poor fundamentals and pockets of oversupply. Office and self-storage REITs also lagged, as did securities in the United States, United Kingdom and Australia.
  The Fund returned 6.54% for the fiscal year, underperforming the Index. Near the end of the first quarter of 2026, a change was made to the sub-adviser lineup with the termination of Massachusetts Financial Services Company, and the addition of Cohen & Steers Capital Management, Inc. (core, benchmark aware approach).
    Performance contributors:
      The Fund’s overweight to data center REITs contributed, as did an underweight to Germany.
      Sub-adviser Janus Henderson Investors US LLC (“Janus”) outperformed with positive stock selection in the United States, especially in healthcare and data center REITs.
    Performance detractors:
      Stock selection in the United States, especially in industrial and office REITs, detracted from performance.
      Sub-adviser Janus’ overweight to single-family residential REITs and an underweight to Hong Kong detracted during the period.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	6.54%	0.95%	3.23%
MSCI ALL COUNTRY WORLD INDEX	20.01%	9.49%	11.33%
FTSE EPRA NAREIT DEVELOPED INDEX	8.97%	1.82%	2.83%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 75,341
Total number of portfolio holdings	112
Total net advisory fees paid (in thousands)	$ 617
Portfolio turnover rate as of the end of the reporting period	82.15%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	68.7%
Japanese Yen	8.6%
Euro	6.5%
Australian Dollar	5.0%
All other currencies less than 5% *	12.0%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved the termination of Massachusetts Financial Services Company as a sub-adviser to the Fund effective on February 23, 2026, and the appointment of Cohen & Steers Capital Management, Inc. as a sub-adviser to the Fund effective on March 4, 2026.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMMGX (5/26)
NORTHERN FUNDS

ACTIVE M EMERGING MARKETS EQUITY FUND
SHARES/NMMEX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Active M Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last
year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	$ 132	1.11%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  For the fiscal year ended March 31, 2026, the emerging markets as measured by the MSCI Emerging Markets Index, the Fund’s benchmark (the “Index”), posted a strong gain. Markets such as South Korea and Taiwan benefited from a heavier weighting to information technology stocks, more specifically semiconductor companies. Rising commodity prices benefited commodity linked markets, such as Peru, Brazil and South Africa. China, the largest country weight in the Index, lagged the broader Index as a result of weakening consumption and concerns of higher valuations among information technology and internet consumer platform stocks.
  The Fund returned

  37.73%

  over the period, outperforming the

  29.55% return of the Index.
    Performance contributors:
      The Fund’s overweight to information technology stocks added value as did overall stock selection in t
      h
      e sector.
      An underweight to one of the lowest performing markets, India, proved beneficial as lower earnings, unresolved tariff agreements and higher oil prices negatively impacted that market.
      The Fund’s underweight to China was a source of added value for the period.
      The Fund’s overweight to several commodity linked markets,

      such as Peru, Brazil, Mexico and South Africa, contributed to the Fund’s outperformance as well.
      Axiom Investors LLC, a growth-oriented sub-adviser in the Fund, outperformed through overweight positions in information technology stocks within South Korea and Taiwan. Stock selection in both markets also added value.
      Westwood Global Investments, LLC also outperformed with an overweight allocation to and stock selection in South Korea, an underweight to China and India, and overweight allocations to commodity linked markets.

      These contributing factors offset an underweight to Taiwan.
    Performance detractors:
      An underweight to Taiwan, due to an underweight to the market’s largest weighted stock, Taiwan Semiconductor Manufacturing Company, proved detrimental.
      The Fund’s holdings were on average a detractor within India.
      Although FIAM LLC outperformed the Fund’s Index, Taiwan proved a challenging market for the sub-adviser as weak stock selection and an underweight allocation proved detrimental.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and com
pares the initial and su
bseque
nt account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities
market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	37.73%	4.81%	8.11%
MSCI EMERGING MARKETS INDEX	29.55%	3.69%	7.80%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 193,610
Total number of portfolio holdings	139
Total net advisory fees paid (in thousands)	$ 1,405
Portfolio turnover rate as of the end of the reporting period	67.26%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	19.1%
Taiwan Dollar	16.9%
Korean Won	15.6%
Hong Kong Dollar	11.6%
Indian Rupee	8.7%
South African Rand	5.8%
All other currencies less than 5% *	23.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMMEX (5/26)
NORTHERN FUNDS

WORLD SELECTION INDEX FUND
CLASS I/NSRIX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the World Selection Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	$ 32	0.29%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double‑digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff‑related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East. However, despite increased volatility and a late‑period pullback, full‑year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Developed markets outside the U.S. outperformed, supported by improving earnings momentum in Japan and strength in European financials and industrials, while emerging markets were the strongest major equity segment over the trailing year, benefiting from a rebound in technology‑related supply chains, with top country performance contributions coming from Taiwan, South Korea, and China.
  The Fund’s Class I shares returned 19.95% during the fiscal year
  ended March 31, 2026, compared with a return of 19.61% for its benchmark, the MSCI World Selection Index (the “Index”). The

  Index outperformed the broad developed market during the period, as gauged by the
  18.90% return of the MSCI World Index.
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing, which were partially offset by Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	19.95%	10.08%	11.73%
MSCI WORLD INDEX	18.90%	10.27%	11.80%
MSCI WORLD SELECTION INDEX	19.61%	9.93%	11.57%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund's past performance is not a good predictor of the Fund's future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced. The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,937,223
Total number of portfolio holdings	684
Total net advisory fees paid (in thousands)	$ 3,481
Portfolio turnover rate as of the end of the reporting period	7.99%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	71.5%
Euro	8.3%
Japanese Yen	6.2%
All other currencies less than 5% *	13.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Effective June 2, 2025, the Fund’s underlying index, the MSCI World Selection Index, implemented certain changes to its methodology. The Fund's principal investment strategy was updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSRIX (5/26)
NORTHERN FUNDS

WORLD SELECTION INDEX FUND
CLASS K/NSRKX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the World Selection Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the
Fund
costs
for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	$ 26	0.24%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double‑digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff‑related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East. However, despite increased volatility and a late‑period pullback, full‑year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Developed markets outside the U.S. outperformed, supported by improving earnings momentum in Japan and strength in European financials and industrials, while emerging markets were the strongest major equity segment over the trailing year, benefiting from a rebound in technology‑related supply chains, with
  top country performance contributions coming from Taiwan, South Korea, and China.
  The Fund’s Class K shares returned 20.05% during the fiscal year ended March 31, 2026, compared with a return of 19.61% for its benchmark, the MSCI World Selection Index (the “Index”). The

  Index outperformed the broad developed market during the period, as gauged
  by the 18.90% return of the MSCI World Index.
  Tracking
  difference
  between the Fund’s return and the Index’s return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing, which were partially offset by Fund fees and expenses.
Fund
Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	20.05%	10.14%	11.77%
MSCI WORLD INDEX	18.90%	10.27%	11.80%
MSCI WORLD SELECTION INDEX	19.61%	9.93%	11.57%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,937,223
Total number of portfolio holdings	684
Total net advisory fees paid (in thousands)	$ 3,481
Portfolio turnover rate as of the end of the reporting period	7.99%
CONCENTRATION
BY
CURRENCY AS A

% OF NET ASSETS
United States Dollar	71.5%
Euro	8.3%
Japanese Yen	6.2%
All other currencies less than 5% *	13.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has
the
Fund
changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Effective June 2, 2025, the Fund’s underlying index, the MSCI World Selection Index, implemented certain changes to its methodology. The Fund's principal investment strategy was updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSRKX (5/26)
NORTHERN FUNDS

LIMITED TERM TAX-EXEMPT FUND
SHARES/NSITX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Limited Term Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	$ 46	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the municipal market was volatile. The fiscal year began with uncertainty regarding the municipal tax-exemption and headline policy risk prior to the passage of the One Big Beautiful Bill Act (OBBA). The municipal market stabilized once the OBBA was passed, the tax-exemption was preserved, and policy risks diminished. In addition, the U.S. Federal Reserve continued to cut rates through the latter half of 2025. As such, the municipal market ended 2025 and entered 2026 with historically high returns. However, by the end of the fiscal year, sentiment shifted as the conflict involving Iran progressed, biasing expectations toward weaker growth and higher inflation. During the fiscal year, the municipal yield curve steepened, with front-end yields down 20 to 30 basis points (“bps”) and long-end yields up by 25 bps.
  For the fiscal year ended March 31, 2026, the Fund returned 3.46%, underperforming the 3.66% return of its style-specific benchmark, the Bloomberg 1-5 Year Blend

  Municipal Bond Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Overweight to longer duration bonds.
    Performance detractors:
      Underweight to lower quality bonds.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	3.46%	1.31%	1.53%
BLOOMBERG U.S. MUNICIPAL BOND INDEX	4.29%	0.84%	2.16%
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX	3.66%	1.38%	1.69%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 324,364
Total number of portfolio holdings	202
Total net advisory fees paid (in thousands)	$ 1,239
Portfolio turnover rate as of the end of the reporting period	28.23%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
Texas	14.4%
Alabama	6.6%
Florida	6.4%
Illinois	6.1%
New York	5.4%
California	5.1%
All other states less than 5% *	56.0%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSITX (5/26)
NORTHERN FUNDS

LIMITED TERM U.S. GOVERNMENT FUND
SHARES/NSIUX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Limited Term U.S. Government Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	$ 45	0.44%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global macroeconomic risk shifted towards weaker growth and higher inflation, as the impact from the conflict involving Iran brought disruption to global commodity supply, including oil, natural gas, fertilizers, and other inputs. The calendar year-over-year Consumer Price Index reversed its prior trend, rising from 2.8% to 3.3%, while the unemployment rate slightly increased to 4.3% from 4.1%. The U.S. Federal Reserve (the “Fed”) continued its easing cycle, delivering 75 basis points of cuts in the second half of 2025, bringing the Fed Funds Overnight Rate from a targeted range of 4.25%-4.50% down to 3.50%-3.75%.
  Interest rates were largely unchanged during the fiscal year ended March 31, 2026, although the curve twisted around the 10-year maturity. The spread between 2-year and 10-year yields ended the fiscal year at +0.52%. Generic 2-year yields fell 0.09% to 3.80%, while 5-year yields fell 0.01% to 3.94%. Generic 10-year yields rose 0.11% to 4.32%, and 30-year bond yields rose 0.34% to 4.91%.
  The Fund returned 3.54% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg 1-5 Year U.S. Government Index, which returned 3.88%.
    Performance contributors:
      Allocation to U.S. mortgage-backed securities.
      Tactical positioning in yield curve and duration.
    Performance detractors:
      Allocation to U.S. TIPS.
      Underweight to U.S. Agencies.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWT
H
OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	3.54%	1.11%	1.26%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX	3.88%	1.44%	1.68%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 26,428
Total number of portfolio holdings	75
Total net advisory fees paid (in thousands)	$ 15
Portfolio turnover rate as of the end of the reporting period	74.89%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Ob lig ations	96.4%
Other less than 5%* *	3.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NSIUX (5/26)
NORTHERN FUNDS

BOND INDEX FUND
SHARES/NOBOX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Bond Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
BOND INDEX FUND (SHARES/NOBOX)	$ 7	0.07%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, the spread between 10-year and 2-year U.S. Treasuries widened by 20 basis points (“bps”), while the spread between 30-year and 10-year yields widened by 23 bps. Performance of other market segments was positive: U.S. investment-grade credit (4.84%); U.S. Agency mortgage-backed securities (5.79%); commercial mortgage-backed securities (5.39%); asset-backed securities (4.66%); and U.S. Agencies (4.15%). U.S. Treasuries displayed total return of 3.25%, as the Treasury yield curve steepened:

  2-year, 5-year, 10-year, and 30-year yields changed by -9, -1, +11, and +34 bps, respectively.
  The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark (the “Index”), returned 4.35% for the fiscal year ended March 31, 2026. Performance of the Index in the first quarter 2026 was characterized by mixed returns across sectors. The U.S. investment grade credit sector displayed -0.48% total return amid slight credit spread widening. U.S. Agency mortgage-backed securities displayed total return of 0.40%.
  The Fund returned 4.26% during the fiscal year ended March 31, 2026, underperforming the Index.
  Sector, curve, and security selection strategies are driven by the composition of the Index, and the Fund seeks to track as closely as possible (before deduction of fees, expenses, and taxes) the investment performance of the Index. Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the Fund’s use of a sampling methodology to seek to track the Index, and Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
BOND INDEX FUND (SHARES/NOBOX)	4.26%	0.25%	1.58%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.35%	0.31%	1.70%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 3,042,790
Total number of portfolio holdings	4,174
Total net advisory fees paid (in thousands)	$ 276
Portfolio turnover rate as of the end of the reporting period	56.65%
TYPE OF
SE
CURI
TY
AS A % OF TOTAL EXPOSURE
U.S. Government Obligations	44.9%
U.S. Government Agencies	23.8%
Corporate Bonds	20.0%
Foreign Issuer Bonds	5.5%
Other less than 5% *	5.8%
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOBOX (5/26)
NORTHERN FUNDS

ACTIVE M INTERNATIONAL EQUITY FUND
SHARES/NMIEX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Active M International Equity Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	$ 94	0.84%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, international equity markets advanced higher, as stocks in the energy, materials, and utilities sectors contributed the most to the return of the MSCI World ex USA IMI Index, the Fund’s benchmark (the “Index”). For the fiscal period, value stocks outperformed growth stocks.
  The Fund returned 24.66% over the period, outperforming the 23.84% return of the Index.
  Performance contributors:
    Strong stock selection across technology hardware & storage, apparel accessories & luxury goods, and interactive media & services helped the Fund outperform the Index.
    Overweight to South Korea and Taiwan were beneficial to performance over the period.
    Value oriented sub-advisers Causeway Capital Management LLC and Wellington Management Company LLP’s performance was supported by that style tailwind.
    Victory Capital Management Inc., which provides a smaller capitalization profile to the Fund, outperformed the Index, supported by small capitalization stocks outperforming large capitalization stocks over the period.
  Performance detractors:
    Stock selection in the communication services and financials sectors were a drag on the Fund’s performance.
    Relative sector positioning was a headwind, in particular an overweight to communication services and underweights to materials, utilities, and energy.
    WCM Investment Management, LLC and AllianceBernstein, L.P.’s growth orientation was more challenged.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the F und
and c
omp
ares the initial and sub
sequ
ent
acc
ount values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	24.66%	9.04%	9.51%
MSCI WORLD EX USA IMI INDEX	23.84%	7.96%	8.56%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 610,096
Total number of portfolio holdings	506
Total net advisory fees paid (in thousands)	$ 4,325
Portfolio turnover rate as of the end of the reporting period	48.58%
CONCENT
RATI
ON BY CURRENCY AS A

% OF NET ASSETS
Euro	30.6%
British Pound	19.4%
United States Dollar	15.1%
Japanese Yen	12.4%
All other currencies less than 5% *	20.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NMIEX (5/26)
NORTHERN FUNDS

EMERGING MARKETS EQUITY INDEX FUND
SHARES/NOEMX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Emerging Markets Equity Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	$ 17	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal
  year
  ended March 31, 2026, global equities delivered strong double digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East. Emerging markets were the strongest major equity segment over the trailing year which represented a meaningful recovery following multiple years of lagging performance relative to developed markets. By country, key contributors included technology-oriented markets in Asia, notably Taiwan and South Korea, where semi conductor-related stocks benefited from improving demand conditions, as well as selected strength in Latin America, which was supported by domestic growth and favorable commodity prices.
  The Fund returned 32.01%
  during
  the fiscal year ended March 31, 2026,
  compared
  with a return of 29.55% for its benchmark, the MSCI Emerging Markets Index (the “Index”).
  Tracking difference between
  the
  Fund's return and the Index's return for the reporting period was primarily due to fair value pricing of international securities included in the Fund's portfolio, as well as the impact of foreign exchange differential, which was partially offset by dividend withholding taxes, and Fund fees and expenses. Additionally, the Fund does accrue for capital gains taxes in the India market, in which the Index does not accrue for.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	32.01%	3.73%	7.65%
MSCI EMERGING MARKETS INDEX	29.55%	3.69%	7.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,546,240
Total number of portfolio holdings	1,247
Total net advisory fees paid (in thousands)	$ 551
Portfolio turnover rate as of the end of the reporting period	17.87%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Taiwan Dollar	22.3%
Hong Kong Dollar	21.9%
Korean Won	15.3%
Indian Rupee	12.3%
All other currencies less than 5% *	28.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1,
2025
. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to fin
d ad
ditional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You c
an
also request this
in
formation by contacting
us
at 800-595-9111.
NF ANR-TSR NOEMX (5/26)
NORTHERN FUNDS

LARGE CAP CORE FUND
SHARES/NOLCX
ANNUAL SHAREHOLDER RE
PO
RT | March 31, 2026
This annual shareholder report contains important information about the Large Cap Core Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
LARGE CAP CORE FUND (SHARES/NOLCX)	$ 50	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, financial markets posted strong returns, supported by resilient economic growth, corporate profits near all-time highs, and moderating inflation. Earnings growth remained durable across much of the economy, while monetary policy played a key role in shaping sentiment and providing support for risk assets as the U.S. Federal Reserve cut interest rates three times, lowering the federal funds rate by a cumulative 75 basis points.
  U.S. equities advanced meaningfully, with the S&P 500
  ®
  Index (the “Index”), the Fund’s benchmark, returning 17.80%, led for much of the year by information technology amid enthusiasm for artificial intelligence. Toward period end, escalating geopolitical tensions, including the conflict involving Iran, pushed energy prices higher, making energy the strongest performing sector over the fiscal year.
  The Fund returned 21.93% for the period, outperforming the 17.80% return for the Index.
    Performance contributors:
      Stocks with strong sentiment from both the broader market and market analysts generated positive returns, benefiting the Fund through its momentum exposure.
      The Fund’s tilt towards higher quality names contributed to returns as higher quality stocks outperformed those with average or lower quality fundamentals.
      Expensive stocks, typically underweighted by the Fund, lagged the Index, which contributed positively to overall performance. Stock selection was most effective in the financials and health care sectors.
    Performance detractors:
      At the sector level, stock selection in information technology and consumer staples detracted.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP CORE FUND (SHARES/NOLCX)	21.93%	13.58%	13.69%
S&P 500 ® INDEX	17.80%	12.06%	14.16%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 322,992
Total number of portfolio holdings	162
Total net advisory fees paid (in thousands)	$ 1,112
Portfolio turnover rate as of the end of the reporting period	43.13%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	32.2%
Financials	12.6%
Communication Services	10.4%
Consumer Discretionary	9.9%
Health Care	9.9%
Industrials	8.8%
All other industries less than 5% *	16.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOLCX (5/26)
NORTHERN FUNDS

MID CAP INDEX FUND
SHARES/NOMIX
ANNUAL SHAREHOLDER
REP
ORT | March 31, 2026
This annual shareholder report contains important information about the Mid Cap Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
.
You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
MID CAP INDEX FUND (SHARES/NOMIX)	$ 11	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East.

  However, despite increased volatility and a late period pullback, full year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services sectors, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Mid-cap equities in the U.S. delivered solid but comparatively lower gains relative to other stocks in the capitalization spectrum.

  Mid-cap equities slightly underperformed large cap stocks, and underperformed small cap stocks as mid-caps did not participate as fully in the risk-on rebound that lifted smaller, more cyclical companies during most of the reporting period.
  The Fund returned 17.24% during the fiscal year ending March 31, 2026, compared with a return of 17.35% for its benchmark, the S&P Midcap 400
  ®
  Index (the “Index”).
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
MID CAP INDEX FUND (SHARES/NOMIX)	17.24%	6.81%	10.44%
RUSSELL 3000 ® INDEX	18.09%	10.87%	13.72%
S&P MIDCAP 400 ® INDEX	17.35%	6.92%	10.58%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,051,722
Total number of portfolio holdings	405
Total net advisory fees paid (in thousands)	$ 697
Portfolio turnover rate as of the end of the reporting period	15.97%
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	25.0%
Financials	14.7%
Information Technology	12.0%
Consumer Discretionary	10.8%
Health Care	8.7%
Real Estate	6.7%
Materials	5.7%
Energy	5.3%
All other industries less than 5% *	12.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOMIX (5/26)
NORTHERN FUNDS

INTERNATIONAL EQUITY INDEX FUND
SHARES/NOINX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the International Equity Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
.
You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	$ 11	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, global equities delivered strong double‑digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff‑related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East.

  However, despite increased volatility and a late‑period pullback, full‑year performance remained firmly positive across all major regions. U.S. equities advanced meaningfully, with market leadership concentrated in information technology and communication services sectors, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Developed markets outside the U.S. outperformed, supported by improving earnings momentum in Japan and strength in European financials and industrials, while emerging markets were the strongest major equity segment over the trailing year, benefiting from a rebound in technology‑related supply chains, with top country performance contributions coming from Taiwan, South Korea, and China.
  The Fund returned 23.14% during the fiscal year ended March 31, 2026, compared with a return of 21.27% for its benchmark, the MSCI EAFE
  ®
  Index (the “Index”).
  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to contributions from the fair value pricing of international securities included in the Fund’s portfolio, the impact of foreign exchange rate differential, and by dividend withholding tax rate differences relative to the

  Index. These contributions were partially offset by Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	23.14%	8.45%	8.65%
MSCI EAFE INDEX	21.27%	7.91%	8.38%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 6,101,148
Total number of portfolio holdings	716
Total net advisory fees paid (in thousands)	$ 2,362
Portfolio turnover rate as of the end of the reporting period	17.24%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	33.4%
Japanese Yen	22.2%
British Pound	14.8%
Swiss Franc	9.0%
Australian Dollar	6.5%
All other currencies less than 5% *	12.9%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy v oting in
formation.
You can also requ
est thi
s information by contacting us at 800-595-9111.
NF ANR-TSR NOINX (5/26)
NORTHERN FUNDS

LARGE CAP VALUE FUND
SHARES/NOLVX
ANNUAL SHAREHO
LDE
R REPORT | March 31, 2026
This annual shareholder report contains important information about the Large Cap Value Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
. You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
LARGE CAP VALUE FUND (SHARES/NOLVX)	$ 61	0.56%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2026, financial markets delivered strong returns, supported by resilient economic growth and corporate profits that remained near all-time highs. Inflation pressures continued to moderate over the period, while earnings growth proved durable across many sectors of the economy. Monetary policy remained a key driver of market sentiment, as the U.S. Federal Reserve cut interest rates three times during the fiscal year, lowering the federal funds rate by a cumulative 75 basis points and providing support for risk assets.
  U.S. equity markets advanced meaningfully during the period, as reflected by the 15.87% return of the Russell 1000
  ®
  Value Index, the Fund’s style-specific benchmark (the “Index”). For much of the year, market leadership was concentrated in information technology and industrials, driven by investor enthusiasm around artificial intelligence–related growth opportunities and capital investment. Toward the end of the period, escalating geopolitical tensions, including the conflict involving Iran, contributed to higher energy prices, resulting in energy becoming the leading performing sector over the fiscal year.
  The Fund posted a return of 18.20% for the fiscal year ended March 31, 2026, outperforming the 15.87% return of the Index. The Fund invests in stocks that Northern Trust Investments, Inc. believes are inexpensive, well-managed, and highly profitable with sustainable and efficient cash flow.
    Performance contributors:
      Exposure to high-quality stocks
      Allocation to value stocks
      Stock selection within health care and communication services sectors
    Performance detractors
    :
      Stock selection in information technology and consumer staples sectors
      A modest underweight in semiconductors and aerospace industries, as stocks in those industries significantly outperformed the Index in this period
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP VALUE FUND (SHARES/NOLVX)	18.20%	9.93%	10.71%
RUSSELL 1000 ® INDEX	17.74%	11.34%	13.97%
RUSSELL 1000 ® VALUE INDEX	15.87%	9.43%	10.58%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 67,156
Total number of portfolio holdings	171
Total net advisory fees paid (in thousands)	$ 217
Portfolio turnover rate as of the end of the reporting period	62.14%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	21.0%
Industrials	12.8%
Health Care	12.5%
Information Technology	11.7%
Communication Services	9.1%
Consumer Discretionary	6.8%
Energy	6.7%
Consumer Staples	6.3%
Utilities	5.3%
All other industries less than 5% *	9.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
NF ANR-TSR NOLVX (5/26)
NORTHERN FUNDS

GLOBAL REAL ESTATE INDEX FUND
SHARES/NGREX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Global Real Estate Index Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at
northerntrust.com/funds#literature
.
You can also request this information by contacting us at 800-595-9111.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	$ 54	0.51%
1	Reflects applicable expense reimbursements and fee waivers.
What impacted Fund performance over the reporting period?

  During the fiscal year ended March 31, 2026, global equities delivered strong double‑digit returns, supported by resilient earnings growth, gradually easing—though still restrictive—monetary policy expectations, and a strong rebound following last April’s tariff‑related selloff as trade policy ultimately proved less severe than initially outlined. Returns moderated during the latter part of the first quarter of 2026 as markets reacted to rising geopolitical risks and elevated energy prices amid escalating tensions in the Middle East.

  However, despite increased volatility and a late‑period pullback, full‑year performance remained firmly positive across all major regions. Global real estate equity securities also delivered positive returns during the reporting period supported by income and valuation recovery, but moderate returns when compared to the broader global equity market, as gauged
  by the 20.01% return of the MSCI All Country World Index.

  The
  Fund
  returned 10.39% during the fiscal year ended March 31, 2026, compared with a return of 9.50% for its benchmark, the MSCI
  ®
  ACWI
  ®
  IMI Core Real Estate Index (the “Index”).

  Tracking difference between the Fund’s return and the Index’s return for the reporting period was primarily due to contributions from the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing differences, which were partially offset by Fund fees and expenses.
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000
1
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	10.39%	2.14%	3.46%
MSCI WORLD INDEX	18.90%	10.27%	11.80%
MSCI ACWI IMI CORE REAL ESTATE INDEX	9.50%	1.61%	3.01%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, fund performance would have been reduced.
Visit
northerntrust.com/funds#performance
for the most recent performance information.
KEY FUND STATISTICS
Fund net assets (in thousands)	$ 685,804
Total number of portfolio holdings	502
Total net advisory fees paid (in thousands)	$ 2,986
Portfolio turnover rate as of the end of the reporting period	3.69%
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	58.0%
Japanese Yen	9.8%
Hong Kong Dollar	5.1%
All other currencies less than 5% *	27.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus, as it may be supplemented from time to time, or its next prospectus, which we expect to be available by July 31, 2026, at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
On May 20, 2025, the Board of Trustees of Northern Funds approved the Fund to participate in securities lending. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. The Fund's investment strategy and investment risks were updated accordingly.
Where can I find more information?
Scan the QR code or visit
northerntrust.com/funds#literature
, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.
You can also
request
this information by contacting us at 800-595-9111.
NF ANR-TSR NGREX (5/26)
NORTHERN FUNDS

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c) The registrant has not amended its Code of Ethics during the period covered by this report.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin and Therese M. Bobek each are an “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended March 31, 2026 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended March 31, 2026 and March 31, 2025, respectively, as follows:

		2026			2025
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$984,215	$0	$5,314,200(3)	$804,750	$0	$5,039,618(3)
(b) Audit-Related Fees	$165,983(1)	$0	$28,650(1)	$165,983(1)	$0	$26,205(1)
(c) Tax Fees	$274,794(2)	$0	$2,916,120(4)	$232,884(2)	$0	$3,520,990(4)
(d) All Other Fees	$0	$0	$237,444(5)	$0	$0	$1,679,158(5)

(1)    Amount relates to 17f-2 procedures.

(2)    Amounts relate to excise tax return review and registered investment company tax return review.

(3)    Amounts relate to audit fees on The Northern Trust Company sponsored funds.

(4)   Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.

(5)   Amounts relate to enterprise risk and remediation management related services provided to The Northern Trust Company.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended March 31, 2026 and March 31, 2025, respectively, are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $3,622,991 and $5,433,032 for 2026 and 2025, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 4(i)

Not applicable.

Item 4(j)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

NORTHERN FUNDS EQUITY FUNDS
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
March 31, 2026

EQUITY FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
6	STATEMENTS OF OPERATIONS
10	STATEMENTS OF CHANGES IN NET ASSETS
16	FINANCIAL HIGHLIGHTS
38	SCHEDULES OF INVESTMENTS
38	ACTIVE M EMERGING MARKETS EQUITY FUND (Ticker Symbol: NMMEX)
42	ACTIVE M INTERNATIONAL EQUITY FUND (Ticker Symbol: NMIEX)
51	EMERGING MARKETS EQUITY INDEX FUND (Ticker Symbol: NOEMX)
72	GLOBAL REAL ESTATE INDEX FUND (Ticker Symbol: NGREX)
81	GLOBAL TACTICAL ASSET ALLOCATION FUND (Ticker Symbol: BBALX)
83	INCOME EQUITY FUND (Ticker Symbol: NOIEX)
88	INTERNATIONAL EQUITY FUND (Ticker Symbol: NOIGX)
93	INTERNATIONAL EQUITY INDEX FUND (Ticker Symbol: NOINX)
105	LARGE CAP CORE FUND (Ticker Symbol: NOLCX)
110	LARGE CAP VALUE FUND (Ticker Symbol: NOLVX)
115	MID CAP INDEX FUND (Ticker Symbol: NOMIX)
123	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (Ticker Symbol: NMFIX)
127	MULTI-MANAGER GLOBAL REAL ESTATE FUND (Ticker Symbol: NMMGX)
130	SMALL CAP CORE FUND (Ticker Symbols: Class I: NSGRX, Class K: NSCKX)
152	SMALL CAP INDEX FUND (Ticker Symbol: NSIDX)
178	SMALL CAP VALUE FUND (Ticker Symbol: NOSGX)
186	STOCK INDEX FUND (Ticker Symbol: NOSIX)
195	U.S. QUALITY ESG FUND (Ticker Symbols: Class I: NUEIX, Class K: NUESX)
200	WORLD SELECTION INDEX FUND (Ticker Symbols: Class I: NSRIX, Class K: NSRKX)
211	NOTES TO THE FINANCIAL STATEMENTS
231	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
232	TAX AND DISTRIBUTION INFORMATION
234	FORM N-CSR - ITEMS 8-11
235	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

NORTHERN FUNDS ANNUAL REPORT 1 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	Active M Emerging Markets Equity Fund	Active M International Equity Fund	Emerging Markets Equity Index Fund	Global Real Estate Index Fund
ASSETS:
Investments, at value	$187,461	$578,443	$2,498,525	$674,261
Investments in affiliates, at value	8,693 (1)	18,886 (1)	44,462 (1)	11,689 (1)
Cash	—	4	592	—
Cash held at broker for future contracts	—	—	2,901	691
Foreign currencies, at value	194	1,540	3,733	2,370
Dividend income receivable	462	2,222	5,940	2,702
Securities lending income receivable	—	—	9	2
Receivable for capital gains tax	28	—	92	—
Receivable for foreign tax reclaims	29	2,249	86	1,200
Receivable for securities sold	1,151	4,153	—	—
Receivable for variation margin on futures contracts	100	362	2,135	340
Receivable for fund shares sold	578	4,586	1,836	26
Receivable from investment adviser	35	12	67	1
Unrealized appreciation on forward foreign currency exchange contracts	—	—	52	32
Prepaid and other assets	4	7	15	17
Total Assets	198,735	612,464	2,560,445	693,331
LIABILITIES:
Cash overdraft	11	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	1	13
Payable upon return of securities loaned	4,309	30	3,726	6,687
Payable for securities purchased	498	1,864	—	—
Payable for variation margin on futures contracts	—	2	122	—
Payable for fund shares redeemed	135	289	426	333
Payable to U.S. Treasury (Note 2)	—	—	—	326
Payable to affiliates:
Management fees	40	94	69	71
Custody fees	8	15	89	16
Shareholder servicing fees	6	5	30	18
Transfer agent fees	6	20	82	22
Accrued Trustee fees and expenses	2	3	8	6
Outstanding options written, at value (premiums received $(23))	—	—	—	—
Deferred foreign capital gains tax payable	—	16	9,604	—
Accrued other liabilities	110	30	48	35
Total Liabilities	5,125	2,368	14,205	7,527
Net Assets	$193,610	$610,096	$2,546,240	$685,804
ANALYSIS OF NET ASSETS:
Capital stock	$138,680	$452,837	$1,948,461	$603,376
Distributable earnings	54,930	157,259	597,779	82,428
Net Assets	$193,610	$610,096	$2,546,240	$685,804
Net Assets:
Shares	$193,610	$610,096	$2,546,240	$685,804
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	9,501	47,229	171,363	66,917
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$20.38	$12.92	$14.86	$10.25
Investments, at cost	$133,803	$445,415	$1,383,747	$432,368
Investments in affiliates, at cost	8,693 (1)	18,886 (1)	44,462 (1)	11,689 (1)
Foreign currencies, at cost	193	1,477	3,726	2,374
Securities on loan, at value	$4,776	$1,731	$7,741	$7,318

(1)	Investments in affiliates, at value and Investments in affiliates, at cost include securities purchased using cash collateral received from securities lending activities.
See Notes to the Financial Statements.
EQUITY FUNDS 2 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026

Global Tactical Asset Allocation Fund	Income Equity Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Fund	Large Cap Value Fund

$16,168	$279,744	$184,312	$5,928,418	$320,428	$66,748
66,160	5,034 (1)	3,666 (1)	99,168 (1)	3,538 (1)	1,651 (1)
—	—	—	40	—	—
—	—	528	8,149	—	—
—	—	1,160	17,405	—	—
20	404	719	22,038	225	55
—	1	—	10	—	—
—	—	—	—	—	—
—	—	811	30,749	3	2
—	—	—	—	—	—
4	70	94	4,724	73	14
17	32	1	1,448	74	—
4	17	7	73	11	3
—	—	—	294	—	—
3	6	6	12	6	2
82,376	285,308	191,304	6,112,528	324,358	68,475

—	—	—	—	—	—
—	—	—	84	—	—
—	2,749	472	6,102	1,120	1,222
2,389	—	2,139	50	—	—
—	—	32	90	—	1
17	251	32	4,571	161	60
—	—	—	—	—	—

4	25	16	103	27	7
—	3	—	58	4	1
9	31	7	60	14	4
3	9	6	195	10	2
4	4	9	18	16	7
—	9	—	—	—	—
—	—	—	—	—	—
15	14	15	49	14	15
2,441	3,095	2,728	11,380	1,366	1,319
$79,935	$282,213	$188,576	$6,101,148	$322,992	$67,156

$66,732	$191,542	$168,432	$3,816,746	$162,858	$49,627
13,203	90,671	20,144	2,284,402	160,134	17,529
$79,935	$282,213	$188,576	$6,101,148	$322,992	$67,156

$79,935	$282,213	$188,576	$6,101,148	$322,992	$67,156

5,594	15,739	13,727	344,364	10,568	2,872

$14.29	$17.93	$13.74	$17.72	$30.56	$23.38
$16,103	$193,754	$146,899	$2,911,017	$174,975	$50,549
52,511	5,034 (1)	3,666 (1)	99,168 (1)	3,538 (1)	1,651 (1)
—	—	1,159	17,356	—	—
$—	$2,757	$728	$27,567	$1,115	$1,206
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  3 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	Mid Cap Index Fund	Multi-Manager Global Listed Infrastructure Fund	Multi-Manager Global Real Estate Fund	Small Cap Core Fund
ASSETS:
Investments, at value	$2,010,419	$972,931	$72,623	$338,029
Investments in affiliates, at value	77,119 (1)	39,157 (1)	3,346 (1)	19,715 (1)
Cash	—	8	—	3
Cash held at broker for future contracts	—	—	—	—
Foreign currencies, at value	—	964	73	—
Dividend income receivable	2,020	1,817	254	296
Securities lending income receivable	27	—	—	20
Receivable for capital gains tax	—	—	1	—
Receivable for foreign tax reclaims	4	1,589	88	—
Receivable for securities sold	—	11,241	608	272
Receivable for variation margin on futures contracts	1,251	369	—	134
Receivable for fund shares sold	393	144	—	49
Receivable from investment adviser	21	17	—	9
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—
Prepaid and other assets	5	7	3	5
Total Assets	2,091,259	1,028,244	76,996	358,532
LIABILITIES:
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—
Payable upon return of securities loaned	38,366	8,207	722	16,256
Payable for securities purchased	—	12,003	631	—
Payable for when-issued securities	—	—	253	—
Payable for variation margin on futures contracts	16	—	—	—
Payable for fund shares redeemed	971	417	—	237
Payable to affiliates:
Management fees	35	172	15	25
Custody fees	13	12	—	10
Shareholder servicing fees	37	39	4	53
Transfer agent fees	64	32	3	11
Accrued Trustee fees and expenses	7	3	2	4
Accrued other liabilities	28	18	25	14
Total Liabilities	39,537	20,903	1,655	16,610
Net Assets	$2,051,722	$1,007,341	$75,341	$341,922
ANALYSIS OF NET ASSETS:
Capital stock	$1,265,506	$809,551	$72,323	$200,554
Distributable earnings	786,216	197,790	3,018	141,368
Net Assets	$2,051,722	$1,007,341	$75,341	$341,922
Net Assets:
Shares	$2,051,722	$1,007,341	$75,341	$—
Class K	—	—	—	185,333
Class I	—	—	—	156,589
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	96,241	68,808	7,121	—
Class K	—	—	—	7,503
Class I	—	—	—	6,348
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$21.32	$14.64	$10.58	$—
Class K	—	—	—	24.70
Class I	—	—	—	24.67
Investments, at cost	$1,334,285	$808,109	$68,840	$203,608
Investments in affiliates, at cost	77,119 (1)	39,157 (1)	3,346 (1)	19,755 (1)
Foreign currencies, at cost	—	972	73	—
Securities on loan, at value	$41,859	$17,429	$678	$17,741

(1)	Investments in affiliates, at value and Investments in affiliates, at cost include securities purchased using cash collateral received from securities lending activities.
See Notes to the Financial Statements.
EQUITY FUNDS 4 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026

Small Cap Index Fund	Small Cap Value Fund	Stock Index Fund	U.S. Quality ESG Fund	World Selection Index Fund

$1,362,952	$595,897	$16,340,319	$314,898	$1,891,487
124,124 (1)	31,772 (1)	291,983 (1)	8,567 (1)	31,636 (1)
—	144	—	—	3
—	—	—	—	3,793
—	—	—	—	3,084
1,220	916	8,843	185	2,727
77	7	5	—	1
—	—	—	—	—
4	—	164	3	2,960
640	—	—	—	—
743	706	7,994	210	904
486	182	3,136	120	2,737
16	23	155	3	7
—	—	—	—	17
16	20	46	6	7
1,490,278	629,667	16,652,645	323,992	1,939,363

7	—	21	1	—
—	—	—	—	66
105,633	12,621	20,864	1,801	696
15	—	—	—	—
—	—	—	—	—
8	—	—	—	33
248	1,037	2,576	—	1,094

24	52	126	23	66
5	5	101	3	13
22	228	179	6	79
43	19	530	10	61
7	12	31	1	4
21	18	122	16	28
106,033	13,992	24,550	1,861	2,140
$1,384,245	$615,675	$16,628,095	$322,131	$1,937,223

$834,131	$375,671	$4,181,238	$166,842	$1,028,630
550,114	240,004	12,446,857	155,289	908,593
$1,384,245	$615,675	$16,628,095	$322,131	$1,937,223

$1,384,245	$615,675	$16,628,095	$—	$—
—	—	—	264,289	941,277
—	—	—	57,842	995,946

88,690	58,553	255,829	—	—
—	—	—	12,896	37,944
—	—	—	2,829	40,171

$15.61	$10.51	$65.00	$—	$—
—	—	—	20.49	24.81
—	—	—	20.45	24.79
$773,914	$368,741	$3,838,632	$193,318	$966,714
124,150 (1)	31,772 (1)	279,140 (1)	8,567 (1)	30,096 (1)
—	—	—	—	2,704
$116,293	$12,446	$21,278	$1,756	$1,543
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  5 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	Active M Emerging Markets Equity Fund	Active M International Equity Fund	Emerging Markets Equity Index Fund	Global Real Estate Index Fund
INVESTMENT INCOME:
Dividend income	$4,795 (1)	$13,888 (1)	$50,058 (1)	$26,385 (1)
Income from securities loaned (net of fees) (Note 2)	2	4	55	10
Dividend income from investments in affiliates	215	842	2,273	330
Interest income (Note 6)	5	22	159	512
Foreign tax reclaims (Note 2)	—	918	—	—
Total Investment Income	5,017	15,674	52,545	27,237
EXPENSES:
Management fees	1,952	4,771	3,127	3,192
Custody fees	223	192	1,570	236
Transfer agent fees	69	224	860	307
Blue sky fees	26	29	35	25
Printing fees	6	9	12	7
Audit fees	21	26	26	26
Legal fees	13	13	20	20
Shareholder servicing fees (Shares)	80	46	217	118
Trustee fees and expenses	7	7	13	13
Interest expense	1	—	—	6
Tax Expense (Note 2)	—	—	—	326
Other	147	26	5	36
Total Expenses	2,545	5,343	5,885	4,312
Less expenses reimbursed by investment adviser	(547)	(446)	(2,576)	(206)
Less custodian credits	(1)	—	—	—
Net Expenses	1,997	4,897	3,309	4,106
Net Investment Income	3,020	10,777	49,236	23,131
NET REALIZED AND UNREALIZED GAINS:
Net realized gains (losses) on:
Investments	17,979 (2)	58,733 (2)	(16,281)(2)	78,043 (2)
Investments in affiliates	—	—	—	—
Options written	—	—	—	—
Futures contracts	889	2,683	14,828	1,386
Foreign currency transactions	(95)	(184)	(392)	78
Forward foreign currency exchange contracts	—	—	(92)	(170)
Net changes in unrealized appreciation (depreciation) on:
Investments	34,534 (4)	48,257 (4)	521,033 (4)	(26,192)(4)
Investments in affiliates	—	—	—	—
Options written	—	—	—	—
Futures contracts	1	475	543	218
Foreign currency translations	(22)	158	(74)	51
Forward foreign currency exchange contracts	—	—	55	3
Net Gains	53,286	110,122	519,620	53,417
Net Increase in Net Assets Resulting from Operations	$56,306	$120,899	$568,856	$76,548

(1)	Net of $539, $1,777, $6,901, $1,501, $11, $699, $22,570, $3 and $3, respectively, in foreign withholding taxes.
(2)	Net of foreign capital gains tax paid of $90, $35, $2,104 and $492, respectively.
(3)	Amount includes capital gain distributions from affiliated funds of $537.
(4)	Net change in unrealized of deferred foreign capital gains tax of $56, $22, $5,504 and $480, respectively.
See Notes to the Financial Statements.
EQUITY FUNDS 6 NORTHERN FUNDS ANNUAL REPORT

For the Fiscal Year Ended March 31, 2026

Global Tactical Asset Allocation Fund	Income Equity Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Fund	Large Cap Value Fund

$452	$5,542 (1)	$4,677 (1)	$158,671 (1)	$4,719 (1)	$1,490 (1)
—	—	—	67	—	—
1,889	121	38	961	109	25
2	8	8	3,951	8	2
—	—	265	13,230	—	—
2,343	5,671	4,988	176,880	4,836	1,517

181	1,194	773	5,388	1,420	345
3	30	42	769	33	13
30	100	63	2,305	124	25
21	31	26	38	24	22
6	10	6	—	11	6
21	21	21	43	21	21
13	13	13	39	13	13
45	237	68	555	106	34
7	7	7	33	7	7
—	2	—	—	1	—
—	—	—	—	—	—
11	10	11	40	12	10
338	1,655	1,030	9,210	1,772	496
(129)	(396)	(215)	(3,026)	(308)	(128)
(2)	(1)	—	(6)	—	—
207	1,258	815	6,178	1,464	368
2,136	4,413	4,173	170,702	3,372	1,149

33	19,023	20,303	69,789	29,829	2,591
1,435 (3)	—	—	—	—	—
—	117	—	—	—	—
21	430	369	11,914	360	92
—	—	(23)	1,344	—	—
—	—	—	45	—	—

(26)	18,550	16,417	964,214	27,974	6,993
6,474	—	—	—	—	—
—	(11)	—	—	—	—
(71)	(24)	111	3,040	(38)	(3)
—	—	60	1,829	—	—
—	—	—	331	—	—
7,866	38,085	37,237	1,052,506	58,125	9,673
$10,002	$42,498	$41,410	$1,223,208	$61,497	$10,822
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  7 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	Mid Cap Index Fund	Multi-Manager Global Listed Infrastructure Fund	Multi-Manager Global Real Estate Fund	Small Cap Core Fund
INVESTMENT INCOME:
Dividend income	$28,371 (1)	$32,365 (1)	$2,605 (1)	$4,516 (1)
Income from securities loaned (net of fees) (Note 2)	1	11	—	8
Dividend income from investments in affiliates	737	1,224	104	628
Interest income (Note 6)	52	41	—	31
Total Investment Income	29,161	33,641	2,709	5,183
EXPENSES:
Management fees	1,807	8,418	759	1,342
Custody fees	165	166	33	80
Transfer agent fees	773	360	33	136
Registration fees	32	31	21	41
Printing fees	11	19	2	13
Professional fees	58	34	34	34
Shareholder servicing fees (Shares)	286	421	38	—
Shareholder servicing fees (Class I)	—	—	—	172
Trustee fees and expenses	20	7	7	7
Interest expense	—	—	—	—
Other	23	30	1	13
Total Expenses	3,175	9,486	928	1,838
Less expenses reimbursed by investment adviser	(1,110)	(478)	(142)	(244)
Less custodian credits	—	(2)	—	—
Net Expenses	2,065	9,006	786	1,594
Net Investment Income	27,096	24,635	1,923	3,589
NET REALIZED AND UNREALIZED GAINS:
Net realized gains (losses) on:
Investments	161,758	74,388	5,795	45,591
Investments in affiliates	—	—	—	(8)
Futures contracts	(1,403)	2,456	—	1,468
Foreign currency transactions	—	150	10	—
Forward foreign currency exchange contracts	—	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	125,092	97,618	(2,183)	21,199
Investments in affiliates	—	—	—	4
Futures contracts	564	(52)	—	88
Foreign currency translations	—	83	2	—
Forward foreign currency exchange contracts	—	—	—	—
Net Gains	286,011	174,643	3,624	68,342
Net Increase in Net Assets Resulting from Operations	$313,107	$199,278	$5,547	$71,931

(1)	Net of $37, $2,334, $104, $8, $28, $0, $46, $26 and $2,211, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
EQUITY FUNDS 8 NORTHERN FUNDS ANNUAL REPORT

For the Fiscal Year Ended March 31, 2026

Small Cap Index Fund	Small Cap Value Fund	Stock Index Fund	U.S. Quality ESG Fund	World Selection Index Fund

$15,527 (1)	$11,963 (1)	$197,984 (1)	$5,316 (1)	$30,728 (1)
21	20	2	—	3
1,762	1,113	8,700	194	784
70	75	653	15	99
17,380	13,171	207,339	5,525	31,614

1,168	2,988	6,548	1,619	3,524
123	61	1,174	37	192
500	256	6,303	168	754
31	35	56	37	52
18	43	—	—	—
46	46	200	34	63
140	900	956	—	—
—	—	—	56	494
13	13	100	7	20
—	7	—	—	—
16	18	(9)	6	44
2,055	4,367	15,328	1,964	5,143
(744)	(1,019)	(6,894)	(194)	(43)
—	(1)	—	—	—
1,311	3,347	8,434	1,770	5,100
16,069	9,824	198,905	3,755	26,514

23,304	179,808	215,832	77,817	84,242
(28)	—	141	—	151
2,489	5,176	20,517	271	1,153
—	—	—	—	(243)
—	—	—	—	(85)

239,157	(60,629)	2,078,084	(8,030)	238,984
21	—	3,371	—	446
397	29	(7,588)	(134)	(539)
—	—	—	—	534
—	—	—	—	(33)
265,340	124,384	2,310,357	69,924	324,610
$281,409	$134,208	$2,509,262	$73,679	$351,124
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  9 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Active M Emerging Markets Equity Fund		Active M International Equity Fund		Emerging Markets Equity Index Fund
Amounts in thousands	2026	2025	2026	2025	2026	2025
OPERATIONS:
Net investment income (Note 6)	$3,020	$1,986	$10,777	$9,323	$49,236	$45,593
Net realized gains (losses)	18,773	14,696	61,232	50,648	(1,937)	(52,098)
Net change in unrealized appreciation (depreciation)	34,513	(9,002)	48,890	(33,040)	521,557	145,611
Net Increase (Decrease) in Net Assets Resulting from Operations	56,306	7,680	120,899	26,931	568,856	139,106
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(12,369)	(12,139)	79,469	14,286	190,188	142,200
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,369)	(12,139)	79,469	14,286	190,188	142,200
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(3,609)	(1,199)	(58,808)	(59,344)	(60,631)	(52,272)
Return of Capital	—	—	—	—	—	—
Total Distributions to Shares Shareholders	(3,609)	(1,199)	(58,808)	(59,344)	(60,631)	(52,272)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Total Increase (Decrease) in Net Assets	40,328	(5,658)	141,560	(18,127)	698,413	229,034
NET ASSETS:
Beginning of year	153,282	158,940	468,536	486,663	1,847,827	1,618,793
End of year	$193,610	$153,282	$610,096	$468,536	$2,546,240	$1,847,827
See Notes to the Financial Statements.
EQUITY FUNDS 10 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Global Real Estate Index Fund		Global Tactical Asset Allocation Fund		Income Equity Fund		International Equity Fund
2026	2025	2026	2025	2026	2025	2026	2025

$23,131	$30,460	$2,136	$2,606	$4,413	$3,565	$4,173	$3,974
79,337	(10,607)	1,489	4,765	19,570	11,522	20,649	7,346
(25,920)	13,439	6,377	(2,578)	18,515	1,495	16,588	(103)
76,548	33,292	10,002	4,793	42,498	16,582	41,410	11,217

(479,355)	125,930	(4,742)	(16,403)	34,338	52,023	10,399	(6,908)
(479,355)	125,930	(4,742)	(16,403)	34,338	52,023	10,399	(6,908)

(28,163)	(30,797)	(2,379)	(2,614)	(21,005)	(12,043)	(1,344)	(5,867)
—	—	(154)	—	—	—	—	—
(28,163)	(30,797)	(2,533)	(2,614)	(21,005)	(12,043)	(1,344)	(5,867)

(430,970)	128,425	2,727	(14,224)	55,831	56,562	50,465	(1,558)

1,116,774	988,349	77,208	91,432	226,382	169,820	138,111	139,669
$685,804	$1,116,774	$79,935	$77,208	$282,213	$226,382	$188,576	$138,111
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  11 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	International Equity Index Fund		Large Cap Core Fund		Large Cap Value Fund
Amounts in thousands	2026	2025	2026	2025	2026	2025
OPERATIONS:
Net investment income (Note 6)	$170,702	$142,004	$3,372	$3,046	$1,149	$1,098
Net realized gains (losses)	83,092	50,287	30,189	25,381	2,683	4,071
Net change in unrealized appreciation (depreciation)	969,414	67,938	27,936	(5,295)	6,990	(2,205)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,223,208	260,229	61,497	23,132	10,822	2,964
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	90,925	23,887	7,518	(2,469)	(3,182)	(894)
Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	90,925	23,887	7,518	(2,469)	(3,182)	(894)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(220,157)	(171,276)	(27,354)	(25,262)	(3,064)	(4,617)
Total Distributions to Shares Shareholders	(220,157)	(171,276)	(27,354)	(25,262)	(3,064)	(4,617)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	1,093,976	112,840	41,661	(4,599)	4,576	(2,547)
NET ASSETS:
Beginning of year	5,007,172	4,894,332	281,331	285,930	62,580	65,127
End of year	$6,101,148	$5,007,172	$322,992	$281,331	$67,156	$62,580
See Notes to the Financial Statements.
EQUITY FUNDS 12 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Mid Cap Index Fund		Multi-Manager Global Listed Infrastructure Fund		Multi-Manager Global Real Estate Fund		Small Cap Core Fund
2026	2025	2026	2025	2026	2025	2026	2025

$27,096	$29,362	$24,635	$26,009	$1,923	$2,368	$3,589	$3,922
160,355	138,747	76,994	27,493	5,805	4,356	47,051	72,060
125,656	(222,302)	97,649	26,090	(2,181)	(7,071)	21,291	(92,678)
313,107	(54,193)	199,278	79,592	5,547	(347)	71,931	(16,696)

(47,831)	19,356	9,239	(160,188)	(22,949)	(28,234)	—	—
—	—	—	—	—	—	15,804	(68,595)
—	—	—	—	—	—	(50,764)	16,662
(47,831)	19,356	9,239	(160,188)	(22,949)	(28,234)	(34,960)	(51,933)

(132,282)	(186,532)	(55,919)	(33,377)	(2,291)	(2,738)	—	—
(132,282)	(186,532)	(55,919)	(33,377)	(2,291)	(2,738)	—	—

—	—	—	—	—	—	(26,129)	(27,569)
—	—	—	—	—	—	(26,129)	(27,569)

—	—	—	—	—	—	(22,704)	(34,616)
—	—	—	—	—	—	(22,704)	(34,616)
132,994	(221,369)	152,598	(113,973)	(19,693)	(31,319)	(11,862)	(130,814)

1,918,728	2,140,097	854,743	968,716	95,034	126,353	353,784	484,598
$2,051,722	$1,918,728	$1,007,341	$854,743	$75,341	$95,034	$341,922	$353,784
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  13 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Small Cap Index Fund		Small Cap Value Fund		Stock Index Fund
Amounts in thousands	2026	2025	2026	2025	2026	2025
OPERATIONS:
Net investment income (Note 6)	$16,069	$14,766	$9,824	$11,164	$198,905	$192,425
Net realized gains (losses)	25,765	42,539	184,984	252,138	236,490	204,847
Net change in unrealized appreciation (depreciation)	239,575	(105,303)	(60,600)	(287,731)	2,073,867	711,256
Net Increase (Decrease) in Net Assets Resulting from Operations	281,409	(47,998)	134,208	(24,429)	2,509,262	1,108,528
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(2,465)	72,629	(102,151)	51,967	85,664	526,653
Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,465)	72,629	(102,151)	51,967	85,664	526,653
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(21,529)	(81,260)	(199,120)	(349,822)	(503,097)	(389,612)
Total Distributions to Shares Shareholders	(21,529)	(81,260)	(199,120)	(349,822)	(503,097)	(389,612)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	257,415	(56,629)	(167,063)	(322,284)	2,091,829	1,245,569
NET ASSETS:
Beginning of year	1,126,830	1,183,459	782,738	1,105,022	14,536,266	13,290,697
End of year	$1,384,245	$1,126,830	$615,675	$782,738	$16,628,095	$14,536,266
See Notes to the Financial Statements.
EQUITY FUNDS 14 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

U.S. Quality ESG Fund		World Selection Index Fund
2026	2025	2026	2025

$3,755	$5,000	$26,514	$29,472
78,088	20,733	85,218	76,219
(8,164)	(2,086)	239,392	(35,244)
73,679	23,647	351,124	70,447

—	—	—	—
(202,050)	(6,584)	(162,203)	142,748
6,236	27,432	(11,815)	(389,092)
(195,814)	20,848	(174,018)	(246,344)

—	—	—	—
—	—	—	—

(41,390)	(7,161)	(50,802)	(51,868)
(41,390)	(7,161)	(50,802)	(51,868)

(6,680)	(670)	(55,570)	(52,300)
(6,680)	(670)	(55,570)	(52,300)
(170,205)	36,664	70,734	(280,065)

492,336	455,672	1,866,489	2,146,554
$322,131	$492,336	$1,937,223	$1,866,489
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  15 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

Active M Emerging Markets Equity Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$15.09	$14.57	$13.40	$15.38	$22.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.19	0.20	0.22	0.24 (1)
Net realized and unrealized gains (losses)	5.37	0.45	1.22	(2.09)	(2.11)
Total from Investment Operations	5.67	0.64	1.42	(1.87)	(1.87)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.38)	(0.12)	(0.25)	(0.11)	(0.36)
From net realized gains	—	—	—	—	(4.56)
Total Distributions Paid	(0.38)	(0.12)	(0.25)	(0.11)	(4.92)
Net Asset Value, End of Year	$20.38	$15.09	$14.57	$13.40	$15.38
Total Return(3)	37.73%	4.40%	10.74%	(12.09)%(4)	(9.64)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$193,610	$153,282	$158,940	$173,307	$313,365
Ratio to average net assets of:
Expenses, net of reimbursements and credits(5)	1.11%(6)	1.11%(6)	1.11%(6)	1.10%	1.10%
Expenses, before reimbursements and credits	1.41%	1.33%	1.41%	1.30%	1.26%
Net investment income, net of reimbursements and credits(5)	1.67%(6)	1.23%(6)	1.45%(6)	1.45%	1.01%
Net investment income, before reimbursements and credits	1.37%	1.01%	1.15%	1.25%	0.85%
Portfolio Turnover Rate	67.26%	121.70%	97.82%	115.02%	99.51%

(1)	The Northern Trust Company reimbursed the Fund approximately $14,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $12,000, $13,000, $10,000, $10,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 16 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Active M International Equity Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$11.46	$12.41	$11.34	$11.45	$12.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.25	0.24	0.21	0.16 (1)
Net realized and unrealized gains (losses)	2.56	0.38	1.63	(0.16)	(0.21)
Total from Investment Operations	2.81	0.63	1.87	0.05	(0.05)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.29)	(0.29)	(0.37)	(0.16)	(0.20)
From net realized gains	(1.06)	(1.29)	(0.43)	—	(1.11)
Total Distributions Paid	(1.35)	(1.58)	(0.80)	(0.16)	(1.31)
Net Asset Value, End of Year	$12.92	$11.46	$12.41	$11.34	$11.45
Total Return(3)	24.66%	6.13%	17.10%	0.55%	(1.04)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$610,096	$468,536	$486,663	$479,178	$584,015
Ratio to average net assets of:
Expenses, net of reimbursements and credits(4)	0.84%(5)	0.85%(5)	0.85%(5)	0.85%	0.84%
Expenses, before reimbursements and credits	0.92%	0.94%	0.93%	0.93%	0.90%
Net investment income, net of reimbursements and credits(4)	1.85%(5)	1.94%(5)	1.81%(5)	1.66%	1.10%
Net investment income, before reimbursements and credits	1.77%	1.85%	1.73%	1.58%	1.04%
Portfolio Turnover Rate	48.58%	39.23%	37.54%	51.69%	41.19%

(1)	The Northern Trust Company reimbursed the Fund approximately $20,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $49,000, $39,000, $34,000, $23,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  17 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Emerging Markets Equity Index Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$11.55	$10.97	$10.64	$12.15	$14.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.30	0.30	0.34	0.29 (1)
Net realized and unrealized gains (losses)	3.37	0.61	0.44	(1.60)	(2.08)
Total from Investment Operations	3.68	0.91	0.74	(1.26)	(1.79)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.37)	(0.33)	(0.41)	(0.25)	(0.38)
Total Distributions Paid	(0.37)	(0.33)	(0.41)	(0.25)	(0.38)
Net Asset Value, End of Year	$14.86	$11.55	$10.97	$10.64	$12.15
Total Return(3)	32.01%	8.41%	7.17%	(10.30)%(4)	(12.69)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,546,240	$1,847,827	$1,618,793	$1,515,201	$1,949,107
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.15%(5)(6)	0.15%(5)	0.14%(5)	0.22%(6)	0.30%(6)
Expenses, before reimbursements and credits	0.26%	0.27%	0.29%	0.33%	0.34%
Net investment income, net of reimbursements and credits	2.20%(5)(6)	2.54%(5)	2.67%(5)	3.10%(6)	2.18%(6)
Net investment income, before reimbursements and credits	2.09%	2.42%	2.52%	2.99%	2.14%
Portfolio Turnover Rate	17.87%	12.17%	44.18%	57.68%	20.35%

(1)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $10,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $4,000, $15,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 18 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Global Real Estate Index Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.64	$9.51	$8.97	$11.62	$10.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.29	0.28	0.26	0.24 (1)
Net realized and unrealized gains (losses)	0.79	0.12	0.50	(2.67)	1.03
Total from Investment Operations	0.99	0.41	0.78	(2.41)	1.27
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.38)	(0.28)	(0.24)	(0.15)	(0.32)
Return of capital	—	—	—	(0.09)	—
Total Distributions Paid	(0.38)	(0.28)	(0.24)	(0.24)	(0.32)
Net Asset Value, End of Year	$10.25	$9.64	$9.51	$8.97	$11.62
Total Return(3)	10.39%	4.37%	8.85%	(20.74)%(4)	11.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$685,804	$1,116,774	$988,349	$998,910	$1,492,882
Ratio to average net assets of:
Expenses, net of reimbursements and credits(5)	0.51%(6)	0.47%(6)	0.47%(6)	0.47%	0.48%
Expenses, before reimbursements and credits	0.54%	0.48%	0.48%	0.49%	0.48%
Net investment income, net of reimbursements and credits(5)	2.90%(6)	2.89%(6)	3.18%(6)	2.96%	2.23%
Net investment income, before reimbursements and credits	2.87%	2.88%	3.17%	2.94%	2.23%
Portfolio Turnover Rate	3.69%	8.98%	5.96%	7.48%	5.75%

(1)	The Northern Trust Company reimbursed the Fund approximately $7,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	The Northern Trust Company reimbursed the Fund approximately $10,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $18,000, $26,000, $30,000, $18,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  19 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Global Tactical Asset Allocation Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$12.98	$12.64	$11.92	$13.68	$13.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	0.42	0.44	0.38	0.33 (1)
Net realized and unrealized gains (losses)	1.41	0.34	0.72	(1.26)	0.22
Total from Investment Operations	1.77	0.76	1.16	(0.88)	0.55
LESS DISTRIBUTIONS PAID:
From net investment income	(0.43)	(0.42)	(0.44)	(0.37)	(0.31)
From net realized gains	—	—	—	(0.51)	(0.30)
Return of capital	(0.03)	—	—	—	—
Total Distributions Paid	(0.46)	(0.42)	(0.44)	(0.88)	(0.61)
Net Asset Value, End of Year	$14.29	$12.98	$12.64	$11.92	$13.68
Total Return(2)	13.68%	6.04%	9.95%	(6.27)%	3.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$79,935	$77,208	$91,432	$101,835	$128,119
Ratio to average net assets of:
Expenses, net of reimbursements and credits(3)	0.26%(4)(5)	0.26%(4)(5)	0.27%(4)(5)	0.26%(5)	0.26%
Expenses, before reimbursements and credits(3)	0.43%	0.43%	0.40%	0.39%	0.39%
Net investment income, net of reimbursements and credits	2.71%(4)(5)	3.16%(4)(5)	3.58%(4)(5)	3.01%(5)	2.45%
Net investment income, before reimbursements and credits	2.54%	2.99%	3.45%	2.88%	2.32%
Portfolio Turnover Rate	24.95%	94.22%	38.30%	34.86%	60.88%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $3,000, $1,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 20 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Income Equity Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$16.22	$15.67	$13.26	$15.07	$14.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.29	0.30	0.28	0.19
Net realized and unrealized gains (losses)	2.86	1.26	3.10	(1.33)	2.24
Total from Investment Operations	3.17	1.55	3.40	(1.05)	2.43
LESS DISTRIBUTIONS PAID:
From net investment income	(0.30)	(0.29)	(0.31)	(0.28)	(0.18)
From net realized gains	(1.16)	(0.71)	(0.68)	(0.48)	(1.99)
Total Distributions Paid	(1.46)	(1.00)	(0.99)	(0.76)	(2.17)
Net Asset Value, End of Year	$17.93	$16.22	$15.67	$13.26	$15.07
Total Return(1)	19.56%	9.82%	26.54%	(6.78)%	16.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$282,213	$226,382	$169,820	$138,543	$164,466
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.48%(3)	0.49%(3)	0.49%(3)	0.66%	1.01%
Expenses, before reimbursements and credits	0.64%	0.64%	0.63%	0.80%	1.16%
Net investment income, net of reimbursements and credits(2)	1.70%(3)	1.78%(3)	2.14%(3)	2.10%	1.18%
Net investment income, before reimbursements and credits	1.54%	1.63%	2.00%	1.96%	1.03%
Portfolio Turnover Rate	38.47%	21.52%	25.40%	34.87%	30.55%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $7,000, $8,000, $3,000, $1,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  21 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

International Equity Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$10.64	$10.24	$9.42	$9.70	$9.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.30	0.29	0.29	0.25 (1)
Net realized and unrealized gains (losses)	2.89	0.54	1.10	(0.31)	0.10
Total from Investment Operations	3.20	0.84	1.39	(0.02)	0.35
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.10)	(0.44)	(0.57)	(0.26)	(0.33)
Total Distributions Paid	(0.10)	(0.44)	(0.57)	(0.26)	(0.33)
Net Asset Value, End of Year	$13.74	$10.64	$10.24	$9.42	$9.70
Total Return(3)	30.15%	8.62%	15.07%	(0.02)%	3.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$188,576	$138,111	$139,669	$124,062	$124,543
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.50%(4)(5)	0.51%(4)(5)	0.51%(4)(5)	0.51%(5)	0.51%
Expenses, before reimbursements and credits	0.63%	0.65%	0.65%	0.65%	0.65%
Net investment income, net of reimbursements and credits	2.54%(4)(5)	2.85%(4)(5)	3.01%(4)(5)	3.28%(5)	2.91%
Net investment income, before reimbursements and credits	2.41%	2.71%	2.87%	3.14%	2.77%
Portfolio Turnover Rate	64.51%	49.68%	47.19%	46.55%	41.96%

(1)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 3.48%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $2,000, $1,000, $2,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 22 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

International Equity Index Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$14.91	$14.65	$13.13	$13.50	$13.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.49	0.42	0.43	0.40	0.37 (1)
Net realized and unrealized gains (losses)	2.95	0.35	1.56	(0.44)	(0.33)
Total from Investment Operations	3.44	0.77	1.99	(0.04)	0.04
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.63)	(0.51)	(0.47)	(0.33)	(0.46)
Total Distributions Paid	(0.63)	(0.51)	(0.47)	(0.33)	(0.46)
Net Asset Value, End of Year	$17.72	$14.91	$14.65	$13.13	$13.50
Total Return(3)	23.14%	5.55%	15.38%	(0.11)%	0.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$6,101,148	$5,007,172	$4,894,332	$4,479,806	$4,851,381
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.10%(4)(5)	0.10%(4)	0.10%(4)	0.17%(5)	0.24%
Expenses, before reimbursements and credits	0.15%	0.16%	0.16%	0.20%	0.24%
Net investment income, net of reimbursements and credits	2.85%(4)(5)	2.85%(4)	3.06%(4)	3.20%(5)	2.61%
Net investment income, before reimbursements and credits	2.80%	2.79%	3.00%	3.17%	2.61%
Portfolio Turnover Rate	17.24%	19.42%	21.42%	20.88%	20.76%

(1)	The Northern Trust Company reimbursed the Fund approximately $6,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $2,000 and $6,000, representing less than 0.01 percent of average net assets for the fiscal years ended
March 31, 2026 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  23 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Large Cap Core Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$27.25	$27.48	$22.78	$25.71	$25.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.30	0.32	0.31	0.30
Net realized and unrealized gains (losses)	5.70	2.03	6.56	(2.16)	4.09
Total from Investment Operations	6.03	2.33	6.88	(1.85)	4.39
LESS DISTRIBUTIONS PAID:
From net investment income	(0.32)	(0.31)	(0.31)	(0.31)	(0.30)
From net realized gains	(2.40)	(2.25)	(1.87)	(0.77)	(3.62)
Total Distributions Paid	(2.72)	(2.56)	(2.18)	(1.08)	(3.92)
Net Asset Value, End of Year	$30.56	$27.25	$27.48	$22.78	$25.71
Total Return(1)	21.93%	8.21%	31.46%	(7.00)%	17.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$322,992	$281,331	$285,930	$242,606	$289,337
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.45%(3)	0.45%(3)	0.45%(3)	0.45%	0.45%
Expenses, before reimbursements and credits	0.55%	0.55%	0.55%	0.56%	0.55%
Net investment income, net of reimbursements and credits(2)	1.04%(3)	1.04%(3)	1.27%(3)	1.35%	1.10%
Net investment income, before reimbursements and credits	0.94%	0.94%	1.17%	1.24%	1.00%
Portfolio Turnover Rate	43.13%	35.20%	44.46%	38.46%	44.93%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $6,000, $6,000, $3,000, $3,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 24 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Large Cap Value Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$20.71	$21.33	$18.61	$21.27	$20.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.41	0.38	0.42	0.39	0.35
Net realized and unrealized gains (losses)	3.34	0.59	3.38	(1.49)	2.28
Total from Investment Operations	3.75	0.97	3.80	(1.10)	2.63
LESS DISTRIBUTIONS PAID:
From net investment income	(0.42)	(0.39)	(0.65)	(0.24)	(0.43)
From net realized gains	(0.66)	(1.20)	(0.43)	(1.32)	(1.32)
Total Distributions Paid	(1.08)	(1.59)	(1.08)	(1.56)	(1.75)
Net Asset Value, End of Year	$23.38	$20.71	$21.33	$18.61	$21.27
Total Return(1)	18.20%	4.75%	21.04%	(5.18)%	13.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$67,156	$62,580	$65,127	$59,007	$67,714
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.56%(2)(3)	0.57%(2)(3)	0.57%(2)(3)	0.56%(3)	0.57%
Expenses, before reimbursements and credits	0.76%	0.77%	0.76%	0.75%	0.80%
Net investment income, net of reimbursements and credits	1.76%(2)(3)	1.71%(2)(3)	1.99%(2)(3)	1.99%(3)	1.55%
Net investment income, before reimbursements and credits	1.56%	1.51%	1.80%	1.80%	1.32%
Portfolio Turnover Rate	62.14%	60.87%	38.42%	78.33%	75.05%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $1,000, $2,000, $1,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  25 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Mid Cap Index Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$19.44	$21.94	$19.23	$22.41	$23.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.31	0.33	0.32	0.28
Net realized and unrealized gains (losses)	3.02	(0.80)	3.98	(1.57)	0.80
Total from Investment Operations	3.32	(0.49)	4.31	(1.25)	1.08
LESS DISTRIBUTIONS PAID:
From net investment income	(0.29)	(0.32)	(0.34)	(0.30)	(0.25)
From net realized gains	(1.15)	(1.69)	(1.26)	(1.63)	(2.18)
Total Distributions Paid	(1.44)	(2.01)	(1.60)	(1.93)	(2.43)
Net Asset Value, End of Year	$21.32	$19.44	$21.94	$19.23	$22.41
Total Return(1)	17.24%	(2.78)%	23.25%	(5.28)%	4.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,051,722	$1,918,728	$2,140,097	$1,999,551	$2,439,401
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.10%(2)(3)	0.10%(2)	0.10%(2)	0.12%(3)	0.15%(3)
Expenses, before reimbursements and credits	0.16%	0.16%	0.16%	0.18%	0.19%
Net investment income, net of reimbursements and credits	1.35%(2)(3)	1.40%(2)	1.54%(2)	1.48%(3)	1.13%(3)
Net investment income, before reimbursements and credits	1.29%	1.34%	1.48%	1.42%	1.09%
Portfolio Turnover Rate	15.97%	16.94%	21.60%	13.39%	15.17%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $1,000, $15,000 and $2,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 26 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Multi-Manager Global Listed Infrastructure Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$12.54	$11.87	$11.96	$13.02	$12.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.37	0.39	0.32	0.26	0.32 (1)
Net realized and unrealized gains (losses)	2.55	0.71	(0.07)	(0.85)	1.10
Total from Investment Operations	2.92	1.10	0.25	(0.59)	1.42
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.35)	(0.33)	(0.34)	(0.33)	(0.28)
From net realized gains	(0.47)	(0.10)	—	(0.14)	(1.04)
Total Distributions Paid	(0.82)	(0.43)	(0.34)	(0.47)	(1.32)
Net Asset Value, End of Year	$14.64	$12.54	$11.87	$11.96	$13.02
Total Return(3)	23.97%	9.47%	2.17%	(4.43)%	11.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,007,341	$854,743	$968,716	$987,476	$1,103,323
Ratio to average net assets of:
Expenses, net of reimbursements and credits(4)	0.96%(5)	0.96%(5)	0.96%(5)	0.96%	0.97%
Expenses, before reimbursements and credits	1.01%	1.01%	1.01%	0.99%	0.97%
Net investment income, net of reimbursements and credits(4)	2.63%(5)	2.72%(5)	2.72%(5)	2.27%	2.38%
Net investment income, before reimbursements and credits	2.58%	2.67%	2.67%	2.24%	2.38%
Portfolio Turnover Rate	56.86%	70.72%	48.35%	57.83%	62.31%

(1)	The Northern Trust Company reimbursed the Fund approximately $13,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $64,000, $65,000, $72,000, $57,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  27 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Multi-Manager Global Real Estate Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$10.21	$10.55	$10.02	$12.72	$11.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.23	0.22	0.24	0.15 (1)
Net realized and unrealized gains (losses)	0.43	(0.32)	0.52	(2.74)	1.56
Total from Investment Operations	0.66	(0.09)	0.74	(2.50)	1.71
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.29)	(0.25)	(0.21)	(0.20)	(0.20)
From net realized gains	—	—	—	—	(0.16)
Total Distributions Paid	(0.29)	(0.25)	(0.21)	(0.20)	(0.36)
Net Asset Value, End of Year	$10.58	$10.21	$10.55	$10.02	$12.72
Total Return(3)	6.54%	(0.94)%	7.47%	(19.64)%	15.03%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$75,341	$95,034	$126,353	$121,173	$204,893
Ratio to average net assets of:
Expenses, net of reimbursements and credits(5)	0.92%(6)	0.93%(6)	0.92%(6)	0.92%	0.91%
Expenses, before reimbursements and credits	1.09%	1.08%	1.08%	1.06%	1.00%
Net investment income, net of reimbursements and credits(5)	2.26%(6)	2.03%(6)	2.17%(6)	2.06%	1.20%
Net investment income, before reimbursements and credits	2.09%	1.88%	2.01%	1.92%	1.11%
Portfolio Turnover Rate	82.15%	57.69%	56.04%	59.41%	42.01%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 14.55%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $6,000, $10,000, $9,000, $7,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 28 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Small Cap Core Fund	Class K
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$23.31	$28.67	$25.40	$27.82	$32.58
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.20	0.31	0.28	0.24
Net realized and unrealized gains (losses)	4.91	(1.00)	4.84	(2.53)	(0.33)
Total from Investment Operations	5.23	(0.80)	5.15	(2.25)	(0.09)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)	(0.37)	(0.56)	(0.09)	(0.17)
From net realized gains	(3.64)	(4.19)	(1.32)	(0.08)	(4.50)
Total Distributions Paid	(3.84)	(4.56)	(1.88)	(0.17)	(4.67)
Net Asset Value, End of Year	$24.70	$23.31	$28.67	$25.40	$27.82
Total Return(1)	22.63%	(4.00)%	20.74%	(8.08)%	(0.54)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$185,333	$159,816	$264,729	$240,538	$279,376
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.40%(3)	0.47%(3)	0.49%(3)	0.49%	0.49%
Expenses, before reimbursements and credits	0.47%	0.53%	0.54%	0.54%	0.54%
Net investment income, net of reimbursements and credits(2)	1.07%(3)	0.99%(3)	1.12%(3)	1.13%	0.70%
Net investment income, before reimbursements and credits	1.00%	0.93%	1.07%	1.08%	0.65%
Portfolio Turnover Rate	18.92%	17.68%	15.33%	13.01%	15.47%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $9,000, $15,000, $12,000, $12,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  29 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued
Small Cap Core Fund	Class I
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$23.29	$28.62	$25.37	$27.77	$32.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.40	0.23	0.29	0.30	0.17
Net realized and unrealized gains (losses)	4.81	(1.07)	4.83	(2.56)	(0.30)
Total from Investment Operations	5.21	(0.84)	5.12	(2.26)	(0.13)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.30)	(0.55)	(0.06)	(0.16)
From net realized gains	(3.64)	(4.19)	(1.32)	(0.08)	(4.50)
Total Distributions Paid	(3.83)	(4.49)	(1.87)	(0.14)	(4.66)
Net Asset Value, End of Year	$24.67	$23.29	$28.62	$25.37	$27.77
Total Return(1)	22.55%	(4.12)%	20.62%	(8.18)%	(0.63)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$156,589	$193,968	$219,869	$193,854	$226,545
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.50%(3)	0.57%(3)	0.59%(3)	0.59%	0.59%
Expenses, before reimbursements and credits	0.57%	0.63%	0.64%	0.64%	0.64%
Net investment income, net of reimbursements and credits(2)	0.96%(3)	0.91%(3)	1.02%(3)	1.03%	0.59%
Net investment income, before reimbursements and credits	0.89%	0.85%	0.97%	0.98%	0.54%
Portfolio Turnover Rate	18.92%	17.68%	15.33%	13.01%	15.47%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $9,000, $17,000, $10,000, $10,000, and $1,000 representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 30 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Small Cap Index Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$12.60	$14.02	$11.96	$14.40	$17.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.17	0.18	0.18	0.15
Net realized and unrealized gains (losses)	3.08	(0.65)	2.15	(1.88)	(1.10)
Total from Investment Operations	3.26	(0.48)	2.33	(1.70)	(0.95)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.22)	(0.21)	(0.14)	(0.13)
From net realized gains	(0.08)	(0.72)	(0.06)	(0.60)	(1.76)
Total Distributions Paid	(0.25)	(0.94)	(0.27)	(0.74)	(1.89)
Net Asset Value, End of Year	$15.61	$12.60	$14.02	$11.96	$14.40
Total Return(1)	25.82%	(4.06)%	19.59%	(11.68)%	(5.88)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,384,245	$1,126,830	$1,183,459	$1,163,077	$1,535,414
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.10%(2)(3)	0.10%(2)	0.10%(2)	0.12%(3)	0.15%(3)
Expenses, before reimbursements and credits	0.16%	0.16%	0.16%	0.18%	0.19%
Net investment income, net of reimbursements and credits	1.24%(2)(3)	1.21%(2)	1.34%(2)	1.38%(3)	0.88%(3)
Net investment income, before reimbursements and credits	1.18%	1.15%	1.28%	1.32%	0.84%
Portfolio Turnover Rate	22.10%	20.51%	11.87%	13.66%	25.57%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $2,000, $4,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  31 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Small Cap Value Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$12.23	$20.09	$18.10	$20.71	$23.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.22	0.22	0.22	0.18
Net realized and unrealized gains (losses)	2.47	(0.59)	3.13	(1.78)	0.56
Total from Investment Operations	2.70	(0.37)	3.35	(1.56)	0.74
LESS DISTRIBUTIONS PAID:
From net investment income	(0.26)	(0.18)	(0.30)	(0.16)	(0.19)
From net realized gains	(4.16)	(7.31)	(1.06)	(0.89)	(3.30)
Total Distributions Paid	(4.42)	(7.49)	(1.36)	(1.05)	(3.49)
Net Asset Value, End of Year	$10.51	$12.23	$20.09	$18.10	$20.71
Total Return(1)	22.93%	(3.98)%	18.78%	(7.50)%	3.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$615,675	$782,738	$1,105,022	$1,617,670	$2,293,215
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.50%(3)	0.90%(3)	1.00%(3)	1.00%	1.00%
Expenses, before reimbursements and credits	0.66%	1.04%	1.15%	1.13%	1.15%
Net investment income, net of reimbursements and credits(2)	1.48%(3)	1.12%(3)	1.14%(3)	1.08%	0.69%
Net investment income, before reimbursements and credits	1.32%	0.98%	0.99%	0.95%	0.54%
Portfolio Turnover Rate	46.17%	26.80%	18.61%	13.25%	20.41%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $47,000, $58,000, $85,000, $63,000 and $3,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 32 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Stock Index Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$56.87	$53.98	$43.69	$49.65	$44.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.79	0.77	0.75	0.71	0.62
Net realized and unrealized gains (losses)	9.34	3.68	11.99	(4.72)	6.29
Total from Investment Operations	10.13	4.45	12.74	(4.01)	6.91
LESS DISTRIBUTIONS PAID:
From net investment income	(0.78)	(0.77)	(0.75)	(0.71)	(0.62)
From net realized gains	(1.22)	(0.79)	(1.70)	(1.24)	(1.08)
Total Distributions Paid	(2.00)	(1.56)	(2.45)	(1.95)	(1.70)
Net Asset Value, End of Year	$65.00	$56.87	$53.98	$43.69	$49.65
Total Return(1)	17.75%	8.16%	29.82%	(7.82)%	15.51%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$16,628,095	$14,536,266	$13,290,697	$10,729,781	$12,467,719
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.05%(3)(4)	0.05%(3)	0.05%(3)	0.07%(4)	0.10%(4)
Expenses, before reimbursements and credits	0.09%	0.10%	0.09%	0.11%	0.13%
Net investment income, net of reimbursements and credits	1.22%(3)(4)	1.33%(3)	1.55%(3)	1.62%(4)	1.26%(4)
Net investment income, before reimbursements and credits	1.18%	1.28%	1.51%	1.58%	1.23%
Portfolio Turnover Rate	3.58%	3.43%	2.74%	2.96%	3.11%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The Northern Trust Company reimbursed the Fund approximately $2,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled less than $1,000, approximately $39,000 and $7,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  33 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Quality ESG Fund	Class K
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$20.02	$19.35	$15.30	$17.26	$16.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.21	0.22	0.22	0.16
Net realized and unrealized gains (losses)	2.98	0.79	4.05	(1.58)	2.09
Total from Investment Operations	3.21	1.00	4.27	(1.36)	2.25
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.22)	(0.22)	(0.22)	(0.16)
From net realized gains	(2.53)	(0.11)	—	(0.38)	(0.95)
Total Distributions Paid	(2.74)	(0.33)	(0.22)	(0.60)	(1.11)
Net Asset Value, End of Year	$20.49	$20.02	$19.35	$15.30	$17.26
Total Return(1)	15.53%	5.07%	28.06%	(7.70)%	13.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$264,289	$441,622	$427,431	$375,837	$482,259
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.39%(3)	0.39%(3)	0.39%(3)	0.39%	0.39%
Expenses, before reimbursements and credits	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income, net of reimbursements and credits(2)	0.87%(3)	1.02%(3)	1.27%(3)	1.37%	0.95%
Net investment income, before reimbursements and credits	0.82%	0.97%	1.22%	1.32%	0.90%
Portfolio Turnover Rate	19.93%	36.27%	36.53%	45.72%	29.11%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $10,000, $9,000, $6,000, $7,000 and $3,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
EQUITY FUNDS 34 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,
U.S. Quality ESG Fund	Class I
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$19.98	$19.33	$15.28	$17.25	$16.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.21	0.21	0.18	0.15
Net realized and unrealized gains (losses)	3.01	0.75	4.04	(1.56)	2.09
Total from Investment Operations	3.19	0.96	4.25	(1.38)	2.24
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.20)	(0.20)	(0.21)	(0.16)
From net realized gains	(2.53)	(0.11)	—	(0.38)	(0.95)
Total Distributions Paid	(2.72)	(0.31)	(0.20)	(0.59)	(1.11)
Net Asset Value, End of Year	$20.45	$19.98	$19.33	$15.28	$17.25
Total Return(1)	15.46%	4.91%	28.01%	(7.79)%	13.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$57,842	$50,714	$28,241	$18,181	$2,186
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.49%(2)(3)	0.49%(2)(3)	0.49%(2)(3)	0.49%(3)	0.49%
Expenses, before reimbursements and credits	0.54%	0.54%	0.54%	0.55%	0.53%
Net investment income, net of reimbursements and credits	0.78%(2)(3)	0.91%(2)(3)	1.17%(2)(3)	1.27%(3)	1.02%
Net investment income, before reimbursements and credits	0.73%	0.86%	1.12%	1.21%	0.98%
Portfolio Turnover Rate	19.93%	36.27%	36.53%	45.72%	29.11%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, less than $1,000 and $1,000 representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  35 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

World Selection Index Fund	Class K
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$21.86	$22.43	$17.92	$19.57	$18.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.38	0.35	0.31	0.31	0.30 (1)
Net realized and unrealized gains (losses)	4.05	0.36	4.53	(1.64)	1.70
Total from Investment Operations	4.43	0.71	4.84	(1.33)	2.00
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.48)	(0.39)	(0.33)	(0.26)	(0.28)
From net realized gains	(1.00)	(0.89)	—	(0.06)	(0.82)
Total Distributions Paid	(1.48)	(1.28)	(0.33)	(0.32)	(1.10)
Net Asset Value, End of Year	$24.81	$21.86	$22.43	$17.92	$19.57
Total Return(3)	20.05%	2.92%	27.20%	(6.67)%	10.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$941,277	$973,823	$857,489	$736,028	$740,470
Ratio to average net assets of:
Expenses, net of reimbursements and credits(4)	0.24%(5)	0.24%(5)	0.24%(5)	0.24%	0.24%
Expenses, before reimbursements and credits	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income, net of reimbursements and credits(4)	1.39%(5)	1.46%(5)	1.67%(5)	1.86%	1.49%
Net investment income, before reimbursements and credits	1.39%	1.46%	1.67%	1.86%	1.49%
Portfolio Turnover Rate	7.99%	13.38%	15.57%	19.49%	8.31%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $21,000, $21,000, $28,000, $12,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
EQUITY FUNDS 36 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,
World Selection Index Fund	Class I
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$21.85	$22.41	$17.91	$19.56	$18.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.36	0.44	0.24	0.29	0.23 (1)
Net realized and unrealized gains (losses)	4.05	0.26	4.58	(1.62)	1.77
Total from Investment Operations	4.41	0.70	4.82	(1.33)	2.00
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.47)	(0.37)	(0.32)	(0.26)	(0.28)
From net realized gains	(1.00)	(0.89)	—	(0.06)	(0.82)
Total Distributions Paid	(1.47)	(1.26)	(0.32)	(0.32)	(1.10)
Net Asset Value, End of Year	$24.79	$21.85	$22.41	$17.91	$19.56
Total Return(3)	19.95%	2.91%	27.11%	(6.72)%	10.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$995,946	$892,666	$1,289,065	$793,201	$732,245
Ratio to average net assets of:
Expenses, net of reimbursements and credits(4)	0.29%(5)	0.29%(5)	0.29%(5)	0.29%	0.29%
Expenses, before reimbursements and credits	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income, net of reimbursements and credits(4)	1.32%(5)	1.43%(5)	1.62%(5)	1.83%	1.48%
Net investment income, before reimbursements and credits	1.32%	1.43%	1.62%	1.83%	1.48%
Portfolio Turnover Rate	7.99%	13.38%	15.57%	19.49%	8.31%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $22,000, $25,000, $34,000, $12,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  37 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)
Argentina – 0.8%
Grupo Financiero Galicia S.A. ADR* †	33,111	$1,547
Australia – 0.7%
Anglogold Ashanti PLC	14,759	1,437
Austria – 0.3%
Erste Group Bank A.G.	6,007	649
Brazil – 3.4%
Azzas 2154 S.A.	42,500	209
B3 S.A. - Brasil Bolsa Balcao*	36,200	128
Banco BTG Pactual S.A.*	67,700	739
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	14,824	454
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	74,100	392
Embraer S.A.	80,500	1,196
NU Holdings Ltd., Class A*	35,100	504
Raia Drogasil S.A. ADR	296,372	1,340
TOTVS S.A.*	129,800	878
Vale S.A. ADR	52,789	840
		6,680
Chile – 0.5%
Antofagasta PLC	19,905	886
China – 16.4%
Alibaba Group Holding Ltd.	106,700	1,680
Alibaba Group Holding Ltd. ADR	6,423	806
Baidu, Inc., Class A*	30,250	421
BYD Co. Ltd., Class H	108,702	1,490
China Construction Bank Corp., Class H	2,690,538	2,922
China Life Insurance Co. Ltd., Class H	401,716	1,284
China Merchants Bank Co. Ltd., Class H	64,500	410
China Petroleum & Chemical Corp., Class H	1,703,626	979
Contemporary Amperex Technology Co. Ltd., Class A	39,405	2,310
Haier Smart Home Co. Ltd., Class A	245,121	763
Hansoh Pharmaceutical Group Co. Ltd.	229,998	1,046
Innovent Biologics, Inc.*	28,500	313
JD Health International, Inc.*	21,300	130
Jiangsu Hengli Hydraulic Co. Ltd., Class A	29,200	412
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*	16,300	135
Laopu Gold Co. Ltd., Class H	6,400	524
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
China – 16.4%continued
Leader Harmonious Drive Systems Co. Ltd., Class A	7,791	$215
PDD Holdings, Inc. ADR*	6,934	709
PICC Property & Casualty Co. Ltd., Class H	367,678	677
Piotech, Inc., Class A	7,540	413
Ruijie Networks Co. Ltd., Class A	33,800	381
Sany Heavy Industry Co. Ltd., Class A	231,171	650
Shangri-La Asia Ltd.	170,000	97
Shenzhen Inovance Technology Co. Ltd., Class A	116,799	1,144
Sieyuan Electric Co. Ltd., Class A	23,900	709
Tencent Holdings Ltd.	106,561	6,727
Topsports International Holdings Ltd.	795,266	279
Weichai Power Co. Ltd., Class H	130,000	463
WuXi AppTec Co. Ltd., Class H	74,271	1,123
Yum China Holdings, Inc.	27,895	1,361
Zhejiang China Commodities City Group Co. Ltd., Class A	114,400	216
Zijin Mining Group Co. Ltd., Class A	207,771	1,015
		31,804
Egypt – 0.7%
Commercial International Bank - Egypt (CIB)	618,239	1,372
Greece – 1.3%
Eurobank S.A.	214,228	860
National Bank of Greece S.A.	113,832	1,764
		2,624
Guatemala – 0.1%
Millicom International Cellular S.A.	3,795	284
Hong Kong – 0.7%
AIA Group Ltd.	74,300	835
Hong Kong Exchanges & Clearing Ltd.	10,400	527
		1,362
Hungary – 1.2%
OTP Bank Nyrt.	14,266	1,538
Richter Gedeon Nyrt.	20,728	741
		2,279
India – 8.7%
Bajaj Finance Ltd.	33,270	293
Bharat Electronics Ltd.	225,576	975
Bharti Airtel Ltd.	27,927	531
BSE Ltd.	13,331	382
See Notes to the Financial Statements.
EQUITY FUNDS 38 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
India – 8.7%continued
HDFC Bank Ltd.	233,657	$1,858
HDFC Bank Ltd. ADR	2,270	57
Hero MotoCorp Ltd.	38,879	2,152
Hitachi Energy India Ltd.	1,257	324
ICICI Bank Ltd.	108,483	1,412
Indian Hotels (The) Co. Ltd.	41,461	251
JK Cement Ltd.	10,516	580
Larsen & Toubro Ltd.	50,319	1,876
Mahindra & Mahindra Ltd.	19,725	637
Reliance Industries Ltd.	15,904	230
Siemens Energy India Ltd.	16,858	467
State Bank of India	121,280	1,293
Tata Consultancy Services Ltd.	115,040	2,912
TVS Motor Co. Ltd.	15,557	570
		16,800
Indonesia – 2.8%
Astra International Tbk PT	3,688,854	1,375
Bank Central Asia Tbk PT	7,698,847	2,946
Telkom Indonesia Persero Tbk PT	5,993,000	1,092
		5,413
Japan – 0.5%
Komatsu Ltd.	25,044	983
Macau – 0.2%
Galaxy Entertainment Group Ltd.	76,000	343
Malaysia – 0.5%
CIMB Group Holdings Bhd.	495,251	928
Mexico – 5.2%
America Movil S.A.B. de C.V. ADR	128,265	3,268
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,390	821
Grupo Financiero Banorte S.A.B. de C.V., Class O	223,571	2,476
Southern Copper Corp.	4,931	848
Wal-Mart de Mexico S.A.B. de C.V.	814,701	2,656
		10,069
Peru – 4.1%
Cia de Minas Buenaventura S.A.A. ADR	63,653	2,294
Credicorp Ltd.	16,542	5,611
		7,905
Philippines – 0.3%
International Container Terminal Services, Inc.	43,280	496
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Saudi Arabia – 1.4%
Al Rajhi Bank	54,146	$1,542
Saudi Arabian Oil Co.	158,180	1,153
		2,695
South Africa – 5.8%
Bid Corp. Ltd.	43,590	1,050
Bidvest Group Ltd.	125,531	1,694
Capitec Bank Holdings Ltd.	2,618	643
FirstRand Ltd.	116,328	595
Gold Fields Ltd.	19,423	904
Impala Platinum Holdings Ltd.	48,096	707
MTN Group Ltd.	125,169	1,452
Standard Bank Group Ltd.	86,560	1,569
Valterra Platinum Ltd.	29,884	2,569
		11,183
South Korea – 15.6%
APR Corp.	4,149	930
Hanwha Aerospace Co. Ltd.	1,355	1,104
HD Hyundai Electric Co. Ltd.	1,664	928
HD Hyundai Heavy Industries Co. Ltd.	2,573	794
Hyundai Mobis Co. Ltd.	2,525	649
Hyundai Motor Co.	12,625	3,763
Hyundai Rotem Co. Ltd.	6,035	672
KB Financial Group, Inc.	9,960	932
NCSoft Corp.	5,885	880
Samsung Biologics Co. Ltd.(2) *	286	285
Samsung Electro-Mechanics Co. Ltd.	4,063	1,111
Samsung Electronics Co. Ltd.	131,936	14,820
SK hynix, Inc.	6,160	3,350
		30,218
Taiwan – 16.9%
Accton Technology Corp.	25,000	1,217
ASPEED Technology, Inc.	5,530	1,908
Delta Electronics, Inc.	59,700	2,657
Eclat Textile Co. Ltd.	44,346	464
Elite Material Co. Ltd.	12,700	1,063
eMemory Technology, Inc.	8,000	696
Globalwafers Co. Ltd.	89,000	1,200
Hiwin Technologies Corp.	78,665	574
Hon Hai Precision Industry Co. Ltd.	502,396	3,023
Hon Precision, Inc.	3,280	377
MediaTek, Inc.	44,237	2,142
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  39 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Taiwan – 16.9%continued
Taiwan Semiconductor Manufacturing Co. Ltd.	286,688	$16,162
Yageo Corp.	144,313	1,152
		32,635
Thailand – 0.2%
Advanced Info Service PCL NVDR	35,800	410
Turkey – 1.3%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	120,138	867
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	229,095	1,023
Yapi ve Kredi Bankasi A.S.*	717,487	545
		2,435
United Arab Emirates – 2.2%
Adnoc Gas PLC	1,220,785	1,068
Emaar Properties PJSC	1,005,146	3,245
		4,313
United States – 1.6%
Tenaris S.A. ADR†	53,064	3,087
Total Common Stocks
(Cost $129,168)		180,837

PREFERRED STOCKS – 2.4% (1)
Brazil – 2.4%
Banco Bradesco S.A.*	200,000	741
Itau Unibanco Holding S.A., 4.17%(3)	98,430	826
Itau Unibanco Holding S.A. ADR, 3.90%(3)	360,263	3,019
		4,586
India – 0.0%
TVS Motor Co. Ltd.*	40,720	4
Total Preferred Stocks
(Cost $2,557)		4,590

INVESTMENT COMPANIES – 5.4%
iShares Core S&P 500 ETF	2,900	1,894
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(4) (5) (6)	4,308,600	4,308
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(4) (5)	4,384,541	4,385
Total Investment Companies
(Cost $10,631)		10,587

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.65%, 5/7/26(7) (8)	$140	$140
Total Short-Term Investments
(Cost $140)		140

Total Investments – 101.3%
(Cost $142,496)		196,154
Liabilities less Other Assets – (1.3%)		(2,544)
Net Assets – 100.0%		$193,610

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of this security amounted to approximately $285,000 or
0.1% of net assets.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2026 is disclosed.
(6)	Investment of cash collateral received from securities lending activities.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 40 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI Emerging Markets Index (United States Dollar)	43	$3,127	Long	6/26	$(49)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	28.7%
Financials	23.5
Industrials	11.0
Consumer Discretionary	8.8
Communication Services	7.9
Materials	6.2
Consumer Staples	3.6
Energy	3.3
Health Care	1.9
Real Estate	1.7
Utilities	0.2
Short-Term Investments	4.5
Total Investments	101.3
Liabilities less Other Assets	(1.3)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$1,547	$—	$—	$1,547
Australia	1,437	—	—	1,437
Brazil	6,680	—	—	6,680
China	2,876	28,928	—	31,804
Egypt	1,372	—	—	1,372
Guatemala	284	—	—	284
India	57	16,743	—	16,800
Mexico	10,069	—	—	10,069
Peru	7,905	—	—	7,905
United States	3,087	—	—	3,087
All Other Countries(1)	—	99,852	—	99,852
Total Common Stocks	35,314	145,523	—	180,837
Preferred Stocks(1)	4,590	—	—	4,590
Investment Companies	10,587	—	—	10,587
Short-Term Investments	—	140	—	140
Total Investments	$50,491	$145,663	$—	$196,154
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(49)	$—	$—	$(49)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$32,578	$28,270	$4,308	4,308,600	$3 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,733	104,161	104,509	4,385	4,384,541	212
Total	$4,733	$136,739	$132,779	$8,693	8,693,141	$215

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  41 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)
Australia – 1.1%
Ansell Ltd.	16,481	$323
Aristocrat Leisure Ltd.	18,127	576
Bendigo & Adelaide Bank Ltd.	33,727	231
Charter Hall Group	26,606	346
Magellan Financial Group Ltd.	53,682	369
Medibank Pvt Ltd.	128,627	389
OceanaGold Corp.	33,826	1,067
Orica Ltd.	31,571	442
Paladin Energy Ltd.*	39,674	314
Ramelius Resources Ltd.	291,963	775
Rio Tinto Ltd.	3,708	417
Sandfire Resources Ltd.*	48,108	548
Ventia Services Group Pty. Ltd.	98,098	356
Whitehaven Coal Ltd.	41,009	259
		6,412
Austria – 0.6%
ams-OSRAM A.G.*	17,102	180
BAWAG Group A.G.*	5,678	867
DO & CO A.G.	992	188
Erste Group Bank A.G.	13,747	1,486
Mondi PLC	74,521	839
		3,560
Belgium – 1.0%
Ageas S.A./N.V.	19,063	1,396
Anheuser-Busch InBev S.A./N.V.	23,973	1,663
Colruyt Group N.V	5,502	231
KBC Group N.V.	7,402	905
Proximus S.A.DP	37,001	301
Syensqo S.A.	18,977	1,098
Umicore S.A.	26,100	494
		6,088
Brazil – 1.3%
Ambev S.A.	455,666	1,341
Lojas Renner S.A.*	242,522	696
Natura Cosmeticos S.A.*	392,832	789
NU Holdings Ltd., Class A*	212,466	3,053
Telefonica Brasil S.A.*	142,084	1,128
Ultrapar Participacoes S.A.	122,377	677
		7,684
Canada – 4.2%
Algonquin Power & Utilities Corp.	24,611	151
Aritzia, Inc.*	5,518	450
Atco Ltd., Class I	5,778	283
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Canada – 4.2%continued
Barrick Mining Corp.	24,794	$1,013
Bird Construction, Inc.	11,120	319
Boardwalk Real Estate Investment Trust	6,754	306
Boralex, Inc., Class A	4,266	112
Canadian Natural Resources Ltd.	69,542	3,392
Canadian Pacific Kansas City Ltd.	22,010	1,732
Canadian Pacific Kansas City Ltd. (New York Exchange)	50,278	3,955
Canadian Tire Corp. Ltd., Class A	4,552	612
CES Energy Solutions Corp.	34,961	463
Colliers International Group, Inc.	1,765	189
DPM Metals, Inc.	33,595	1,183
Enerflex Ltd.	26,123	546
Finning International, Inc.	11,640	720
Gildan Activewear, Inc.	4,591	256
Headwater Exploration, Inc.	61,940	572
Hudbay Minerals, Inc.	30,754	644
Kinaxis, Inc.*	2,419	244
Maple Leaf Foods, Inc.	13,274	286
Methanex Corp.	10,074	600
Northland Power, Inc.	5,029	85
Nutrien Ltd.	17,364	1,310
Quebecor, Inc., Class B	11,397	484
Royal Bank of Canada	2,610	422
Shopify, Inc., Class A*	20,439	2,424
Stantec, Inc.	8,737	755
Toronto-Dominion Bank (The)	7,998	747
Vermilion Energy, Inc.	34,529	476
Whitecap Resources, Inc.	70,270	793
		25,524
China – 1.7%
Alibaba Group Holding Ltd.	17,201	271
Baidu, Inc., Class A*	81,210	1,129
BOC Aviation Ltd.	79,500	789
China Mengniu Dairy Co. Ltd.	449,779	992
DiDi Global, Inc. ADR*	86,850	357
JD.com, Inc., Class A	65,080	960
Nexteer Automotive Group Ltd.	347,000	226
Tencent Holdings Ltd.	87,025	5,494
		10,218
Denmark – 0.8%
FLSmidth & Co. A/S	4,085	310
ISS A/S	10,011	367
Jyske Bank A/S (Registered)	3,495	484
See Notes to the Financial Statements.
EQUITY FUNDS 42 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Denmark – 0.8%continued
Netcompany Group A/S* †	5,258	$319
Novo Nordisk A/S, Class B	61,035	2,249
Royal Unibrew A/S	3,965	324
Tryg A/S	41,365	990
		5,043
Finland – 0.5%
Konecranes OYJ	19,133	625
Nokia OYJ	184,741	1,472
Nordea Bank Abp	49,272	845
Orion OYJ, Class B	3,669	297
		3,239
France – 9.7%
Alstom S.A.*	167,262	4,766
Arkema S.A.	11,267	767
AXA S.A.	51,747	2,372
Ayvens S.A.	23,507	277
BNP Paribas S.A.	59,587	5,676
Capgemini S.E.	16,994	1,986
Carrefour S.A.	70,611	1,302
Cie de Saint-Gobain S.A.	51,211	4,214
Covivio S.A./France	6,118	366
Danone S.A.	7,946	638
Eiffage S.A.	3,509	539
Elis S.A.	15,828	448
Engie S.A.	79,368	2,559
Gaztransport Et Technigaz S.A.	1,271	296
Ipsen S.A.	2,521	473
Kering S.A.	20,050	6,063
Klepierre S.A.	13,496	509
LVMH Moet Hennessy Louis Vuitton S.E.	1,676	932
Orange S.A.	131,335	2,683
Renault S.A.	31,491	1,068
Safran S.A.	16,242	5,312
SCOR S.E.	7,091	251
Societe Generale S.A.	109,272	7,979
Sodexo S.A.	8,298	426
Sopra Steria Group	1,703	238
SPIE S.A.	10,341	517
TotalEnergies S.E.	51,502	4,755
Valeo S.E.	45,253	554
Vallourec S.A.CA	3,018	76
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
France – 9.7%continued
Vinci S.A.	4,199	$629
Virbac S.A.CA	632	261
		58,932
Germany – 7.9%
Aumovio S.E.*	11,005	425
BASF S.E.	30,569	1,847
Bechtle A.G.	5,390	182
Beiersdorf A.G.	6,081	538
Bilfinger S.E.	3,076	348
Brenntag S.E.	10,806	713
Continental A.G.	10,031	689
CTS Eventim A.G. & Co. KGaA	2,846	163
Daimler Truck Holding A.G.	52,095	2,483
Deutsche Bank A.G. (Registered)	61,501	1,800
Deutsche Boerse A.G.	9,087	2,642
Deutsche Lufthansa A.G. (Registered)	109,974	908
Deutsche Telekom A.G. (Registered)	69,962	2,580
E.ON S.E.	28,175	616
Evonik Industries A.G.	51,769	1,003
Freenet A.G.	7,923	242
Fresenius S.E. & Co. KGaA	32,916	1,686
GEA Group A.G.	4,894	346
Infineon Technologies A.G.	62,726	2,756
KION Group A.G.	3,829	199
Mercedes-Benz Group A.G.	8,772	531
Nordex S.E.*	11,683	615
Rheinmetall A.G.	1,302	2,171
SAP S.E.	37,757	6,390
Scout24 S.E.	3,782	290
Siemens A.G. (Registered)	1,589	377
Siemens Energy A.G.	77,136	12,695
SUSS MicroTec S.E.	4,751	271
TAG Immobilien A.G.	26,139	409
TUI A.G.	44,950	341
Verbio S.E.*	2,663	141
Wacker Chemie A.G.	5,195	503
Zalando S.E.*	41,878	1,002
		47,902
Greece – 0.1%
Eurobank S.A.	169,400	680
National Bank of Greece S.A.	4,381	68
		748
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  43 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Guatemala – 0.1%
Millicom International Cellular S.A.	9,017	$676
Hong Kong – 1.2%
AIA Group Ltd.	67,600	759
ASMPT Ltd.	47,196	616
CK Asset Holdings Ltd.	176,324	1,007
HKT Trust & HKT Ltd.	483,000	753
Prudential PLC	274,393	3,827
Yue Yuen Industrial Holdings Ltd.	251,340	491
		7,453
India – 0.5%
Canara Bank	377,117	509
ICICI Bank Ltd. ADR	102,724	2,661
		3,170
Indonesia – 0.2%
Bank Mandiri Persero Tbk PT	1,056,100	296
Bank Negara Indonesia Persero Tbk PT	3,630,010	809
		1,105
Ireland – 0.9%
AIB Group PLC	123,148	1,253
AIB Group PLC (Irish Stock Exchange)	451	5
AIB Group PLC (London Exchange)	139,802	1,469
Bank of Ireland Group PLC	97,373	1,742
Cairn Homes PLC	128,106	313
Glanbia PLC	23,839	469
Kerry Group PLC, Class A	5,454	432
		5,683
Israel – 0.7%
Bank Leumi Le-Israel B.M.	20,724	462
Nice Ltd.*	2,990	330
Phoenix Financial Ltd.	9,239	491
Teva Pharmaceutical Industries Ltd. ADR*	108,210	3,259
		4,542
Italy – 2.8%
Azimut Holding S.p.A.	11,272	428
Banca Generali S.p.A.	4,966	296
BPER Banca S.p.A.	100,704	1,315
De' Longhi S.p.A.	7,753	274
Enel S.p.A.	195,013	2,123
Eni S.p.A.	77,594	2,203
Generali	16,752	676
Iren S.p.A.	112,946	322
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Italy – 2.8%continued
Lottomatica Group S.p.A.	41,237	$1,190
Maire S.p.A.	18,535	289
Prysmian S.p.A.	8,177	956
Reply S.p.A.	2,277	212
Ryanair Holdings PLC	19,630	556
UniCredit S.p.A.	89,018	6,415
		17,255
Ivory Coast – 0.1%
Endeavour Mining PLC	12,942	776
Japan – 12.5%
Alfresa Holdings Corp.	25,713	414
Amada Co. Ltd.	27,600	383
Anritsu Corp.	19,600	352
Azbil Corp.	27,200	235
BIPROGY, Inc.	22,900	675
Chiba Bank (The) Ltd.	116,870	1,506
Chugai Pharmaceutical Co. Ltd.	11,700	647
CKD Corp.	3,000	81
Credit Saison Co. Ltd.	18,100	469
CyberAgent, Inc.	28,500	242
Daicel Corp.	26,000	203
Daiichi Life Group, Inc.	45,806	419
Dentsu Group, Inc.*	42,530	730
Ebara Corp.	8,500	240
Eisai Co. Ltd.	27,006	839
ENEOS Holdings, Inc.	26,000	232
FANUC Corp.	64,500	2,247
Food & Life Cos. Ltd.	6,000	355
Fuji Corp.	12,700	387
GS Yuasa Corp.	14,500	498
Hakuhodo DY Holdings, Inc.	47,000	306
Hino Motors Ltd.*	67,504	165
Hitachi Ltd.	18,500	541
Honda Motor Co. Ltd.	190,272	1,540
Horiba Ltd.	5,890	687
Ibiden Co. Ltd.	11,600	569
INFRONEER Holdings, Inc.	31,800	443
Isuzu Motors Ltd.	10,011	144
Japan Airlines Co. Ltd.	47,473	772
Japan Hotel REIT Investment Corp.	511	242
Japan Post Insurance Co. Ltd.	145,590	1,471
JGC Holdings Corp.	45,950	679
Kandenko Co. Ltd.	15,400	586
Kaneka Corp.	5,500	168
See Notes to the Financial Statements.
EQUITY FUNDS 44 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Japan – 12.5%continued
KDDI Corp.	85,200	$1,459
Kinden Corp.	8,800	397
Koito Manufacturing Co. Ltd.	64,260	998
Kubota Corp.	102,740	1,621
Kuraray Co. Ltd.	32,950	347
Kyushu Electric Power Co., Inc.	27,600	318
Lion Corp.	21,900	229
Mebuki Financial Group, Inc.	90,400	696
Meidensha Corp.	6,000	294
Mitsubishi Estate Co. Ltd.	42,586	1,178
Mitsubishi Gas Chemical Co., Inc.	21,100	493
Mitsubishi Heavy Industries Ltd.	83,588	2,280
Mitsubishi UFJ Financial Group, Inc.	54,900	928
Mitsui E&S Co. Ltd.	8,500	309
Mitsui Fudosan Co. Ltd.	79,200	838
Mitsui Kinzoku Co. Ltd.	5,000	938
Morinaga Milk Industry Co. Ltd.	9,900	298
Nextage Co. Ltd.	11,500	232
NHK Spring Co. Ltd.	22,000	349
Nikon Corp.	33,866	410
Nintendo Co. Ltd.	50,596	2,887
Nippon Electric Glass Co. Ltd.	9,500	367
Nippon Shinyaku Co. Ltd.	7,300	238
Nippon Television Holdings, Inc.	18,192	366
Nissan Chemical Corp.	8,900	341
Nissan Motor Co. Ltd.*	229,518	487
Nissui Corp.	47,500	405
Nitto Boseki Co. Ltd.†	6,200	768
Obic Co. Ltd.	23,000	560
Open House Group Co. Ltd.	20,200	1,294
PAL GROUP Holdings Co. Ltd.	16,300	150
Persol Holdings Co. Ltd.	582,310	852
Renesas Electronics Corp.	308,100	4,375
Resona Holdings, Inc.	155,547	1,731
Resorttrust, Inc.	22,800	251
Rinnai Corp.	22,098	514
Rohm Co. Ltd.	65,928	1,285
RTL Group S.A.†	7,959	335
Sankyu, Inc.	4,300	239
Santen Pharmaceutical Co. Ltd.	23,000	261
Sanwa Holdings Corp.	16,700	380
Sawai Group Holdings Co. Ltd.	18,700	264
Sega Sammy Holdings, Inc.	31,290	482
Seria Co. Ltd.	10,400	249
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Japan – 12.5%continued
SMC Corp.	8,000	$3,129
Sompo Holdings, Inc.	53,900	2,106
Sony Group Corp.	39,100	806
Stanley Electric Co. Ltd.	26,079	474
Subaru Corp.	46,112	737
Sugi Holdings Co. Ltd.	11,100	245
Sumitomo Bakelite Co. Ltd.	7,600	236
Sumitomo Heavy Industries Ltd.	15,683	479
Sumitomo Mitsui Financial Group, Inc.	59,600	1,965
Sumitomo Mitsui Trust Group, Inc.	57,374	1,826
SWCC Corp.	5,300	424
Sysmex Corp.	65,210	568
T&D Holdings, Inc.	90,741	2,306
Taiheiyo Cement Corp.	20,091	449
Takeda Pharmaceutical Co. Ltd.	46,292	1,708
THK Co. Ltd.	14,936	445
Tokyo Ohka Kogyo Co. Ltd.	12,500	610
Tokyo Seimitsu Co. Ltd.	5,300	464
Tokyo Tatemono Co. Ltd.	14,800	340
Tokyu Fudosan Holdings Corp.	43,200	367
Toyo Suisan Kaisha Ltd.	14,400	1,005
Toyo Tire Corp.	10,200	235
Toyoda Gosei Co. Ltd.	11,700	305
Tsumura & Co.	10,100	240
Tsuruha Holdings, Inc.	39,785	628
UACJ Corp.	2,700	39
Yamaguchi Financial Group, Inc.	31,000	479
Yamato Holdings Co. Ltd.	50,940	563
		76,338
Mexico – 0.3%
America Movil S.A.B. de C.V., Class B	1,453,222	1,848
Netherlands – 5.7%
ABN AMRO Bank N.V. - C.V.A.	67,083	2,146
Adyen N.V.*	2,249	2,250
Akzo Nobel N.V.	9,182	527
ArcelorMittal S.A.	9,807	511
ASM International N.V.	3,199	2,437
ASML Holding N.V.	872	1,154
ASML Holding N.V. (Registered)	4,440	5,864
ASR Nederland N.V.	6,213	428
BE Semiconductor Industries N.V.	2,288	483
Euronext N.V.	10,482	1,687
Heineken N.V.	46,934	3,612
ING Groep N.V.	140,341	3,667
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  45 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Netherlands – 5.7%continued
Koninklijke Ahold Delhaize N.V.	7,788	$364
Koninklijke Heijmans N.V. - CVA	3,042	275
Koninklijke KPN N.V.	118,349	658
Koninklijke Philips N.V.	168,398	4,612
NN Group N.V.	36,229	2,834
Randstad N.V.	20,551	540
SBM Offshore N.V.	8,681	345
Wolters Kluwer N.V.	3,567	267
		34,661
Norway – 0.1%
Kitron ASA	26,427	258
Salmar ASA	3,753	219
		477
Pakistan – 0.0%
VEON Ltd. ADR*	4,814	223
Russia – 0.0%
Gazprom PJSC ADR(2) (3) *	54,380	—
LUKOIL PJSC ADR(2) (3) *	4,766	—
Mobile TeleSystems PJSC ADR(2) (3) *	64,508	—
Sberbank of Russia PJSC(2) (3) *	186,456	—
		—
Singapore – 1.8%
iFAST Corp. Ltd.	42,900	302
Keppel DC REIT	170,900	291
Oversea-Chinese Banking Corp. Ltd.	64,800	1,116
SATS Ltd.	89,300	246
Sea Ltd. ADR*	77,913	6,452
Sheng Siong Group Ltd.	114,400	252
Singapore Exchange Ltd.	37,200	571
United Overseas Bank Ltd.	46,900	1,349
UOL Group Ltd.	52,800	402
		10,981
South Africa – 0.7%
Anglo American PLC	29,386	1,248
MTN Group Ltd.	137,781	1,599
Old Mutual Ltd.	985,033	812
Scatec ASA*	24,014	325
		3,984
South Korea – 3.5%
Classys, Inc.	9,635	323
Coway Co. Ltd.	4,481	214
Daewoong Pharmaceutical Co. Ltd.	2,044	215
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
South Korea – 3.5%continued
Han Kuk Carbon Co. Ltd.*	11,065	$283
Hankook Tire & Technology Co. Ltd.	9,302	332
Hanwha Corp.	3,540	251
HD-Hyundai Marine Engine*	6,065	276
Hyosung Heavy Industries Corp.	173	284
Hyundai Mobis Co. Ltd.	3,118	802
Iljin Electric Co. Ltd.	6,360	296
IsuPetasys Co. Ltd.	6,797	454
JB Financial Group Co. Ltd.	18,187	355
KB Financial Group, Inc.	12,655	1,184
KIWOOM Securities Co. Ltd.	1,507	416
KT Corp. ADR	55,310	1,186
KT&G Corp.	3,144	329
LEENO Industrial, Inc.	8,028	506
LG Electronics, Inc.	3,599	258
LG H&H Co. Ltd.	1,255	204
LG Innotek Co. Ltd.	1,561	306
Netmarble Corp.	8,822	288
Poongsan Corp.	5,583	318
Samsung E&A Co. Ltd.	16,690	394
Samsung Electronics Co. Ltd.	34,397	3,864
Samsung Fire & Marine Insurance Co. Ltd.	1,867	541
Sanil Electric Co. Ltd.	2,990	270
Shinhan Financial Group Co. Ltd.	39,103	2,255
Silicon2 Co. Ltd.	10,997	280
SK hynix, Inc.	4,977	2,707
SK Telecom Co. Ltd.	33,914	1,735
WONIK IPS Co. Ltd.	3,336	241
Youngone Corp.	121	6
		21,373
Spain – 0.7%
Amadeus IT Group S.A.	7,258	412
ATALAYA MINING COPPER S.A.	33,851	320
Bankinter S.A.	47,938	755
Indra Sistemas S.A.†	13,955	769
Industria de Diseno Textil S.A.	15,148	871
Logista Integral S.A.	6,950	261
Mapfre S.A.	114,322	512
Merlin Properties Socimi S.A.	32,442	528
		4,428
Sweden – 1.1%
Avanza Bank Holding AB	12,678	490
Bravida Holding AB	25,267	266
See Notes to the Financial Statements.
EQUITY FUNDS 46 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Sweden – 1.1%continued
Hexagon AB, Class B	188,096	$1,830
NCC AB, Class B	12,611	280
SKF AB, Class B	52,509	1,254
Storskogen Group AB, Class B	202,769	190
Tele2 AB, Class B	21,627	444
Telefonaktiebolaget LM Ericsson, Class B	120,917	1,370
Wihlborgs Fastigheter AB	29,351	269
		6,393
Switzerland – 2.1%
ABB Ltd. (Registered)	10,815	880
Accelleron Industries A.G.	5,903	533
Adecco Group A.G. (Registered)	34,570	837
Avolta A.G.*	5,708	342
DKSH Holding A.G.	3,927	288
EFG International A.G.*	10,854	231
Galenica A.G.	6,304	720
PSP Swiss Property A.G. (Registered)	3,038	605
Siegfried Holding A.G. (Registered)*	2,295	217
Sportradar Group A.G., Class A* †	11,546	193
Sulzer A.G. (Registered)	2,762	578
Swatch Group (The) A.G. (Bearer)	5,157	1,146
Swissquote Group Holding S.A. (Registered)	1,301	641
Temenos A.G. (Registered)	4,881	421
UBS Group A.G. (Registered)	127,128	4,945
Ypsomed Holding A.G. (Registered)†	404	140
		12,717
Taiwan – 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	180,984	10,203
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,282	1,447
		11,650
Thailand – 0.4%
Bangkok Bank PCL (Registered)	133,301	673
Kasikornbank PCL (Registered)	167,381	969
Kasikornbank PCL NVDR	156,145	913
		2,555
Turkey – 0.0%
Coca-Cola Icecek A.S.	75,605	121
United Kingdom – 16.3%
3i Group PLC	89,531	2,934
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
United Kingdom – 16.3%continued
AstraZeneca PLC	45,200	$8,828
Autotrader Group PLC	48,304	302
Babcock International Group PLC	33,612	518
BAE Systems PLC	299,180	8,709
Balfour Beatty PLC	52,445	525
Barclays PLC	683,559	3,602
Barratt Redrow PLC	138,895	486
Berkeley Group Holdings PLC	22,950	1,052
British American Tobacco PLC	152,972	8,911
British Land (The) Co. PLC	197,090	942
BT Group PLC	589,049	1,651
Bunzl PLC	13,540	406
Burberry Group PLC*	49,299	721
CK Hutchison Holdings Ltd.	142,654	1,096
Compass Group PLC	25,715	714
Computacenter PLC	8,083	321
Convatec Group PLC	100,160	288
Cranswick PLC	4,925	343
Currys PLC	239,345	398
DCC PLC†	16,752	1,032
Diageo PLC	166,066	3,085
Drax Group PLC	36,393	430
easyJet PLC	273,461	1,268
Entain PLC	29,437	222
Games Workshop Group PLC	1,369	323
Genus PLC	6,744	214
Harbour Energy PLC	115,218	456
Hikma Pharmaceuticals PLC	32,437	544
Howden Joinery Group PLC	22,749	242
ICG PLC	11,041	225
IG Group Holdings PLC	41,664	786
IMI PLC	9,235	315
Inchcape PLC	30,008	297
Informa PLC	60,556	604
Investec PLC	38,129	293
J Sainsbury PLC	124,708	560
Kingfisher PLC	227,868	865
Lancashire Holdings Ltd.	40,373	315
Land Securities Group PLC	99,162	736
Lloyds Banking Group PLC	1,879,103	2,322
London Stock Exchange Group PLC	3,113	368
LondonMetric Property PLC	135,266	326
Marex Group PLC	9,375	418
Melrose Industries PLC	164,483	1,108
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  47 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
United Kingdom – 16.3%continued
Mitie Group PLC	109,274	$248
National Grid PLC	174,429	2,941
NatWest Group PLC	330,232	2,450
OSB Group PLC	42,890	297
Pearson PLC	50,961	669
Reckitt Benckiser Group PLC	75,502	5,124
RELX PLC	24,994	824
RELX PLC	95,816	3,178
Rolls-Royce Holdings PLC	691,240	10,556
Segro PLC	142,946	1,243
Serco Group PLC	61,542	233
Smith & Nephew PLC	82,137	1,297
Smiths Group PLC	33,563	1,022
Softcat PLC	11,152	181
SSE PLC	11,489	397
St. James's Place PLC	25,785	406
Standard Chartered PLC	216,492	4,496
Tate & Lyle PLC	83,851	402
Tesco PLC	183,471	1,157
Trainline PLC*	72,928	219
Tritax Big Box REIT PLC	139,014	262
UNITE Group (The) PLC	77,802	469
Watches of Switzerland Group PLC*	43,535	258
Weir Group (The) PLC	19,963	747
WPP PLC	153,725	476
		99,653
United States – 11.5%
Aon PLC, Class A	6,107	1,971
Arch Capital Group Ltd.*	39,459	3,788
BP PLC	586,108	4,620
BRP, Inc.	4,929	354
Buzzi S.p.A.	10,498	530
Carnival Corp.	102,981	2,665
Experian PLC	50,450	1,754
Ferguson Enterprises, Inc.	13,780	3,214
GSK PLC	150,901	4,138
Haleon PLC	41,804	207
IMAX Corp.*	13,382	509
Kiniksa Pharmaceuticals International PLC*	6,308	304
Linde PLC	6,038	2,993
Medtronic PLC	35,553	3,081
Novartis A.G. (Registered)	29,306	4,450
Philip Morris International, Inc.	37,894	6,265
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
United States – 11.5%continued
QIAGEN N.V.	6,600	$264
Roche Holding A.G.	10,350	4,087
Sanofi S.A.	57,343	5,531
Schneider Electric S.E.	4,295	1,180
Seagate Technology Holdings PLC	13,181	5,164
Shell PLC	119,327	5,572
Smurfit Westrock PLC	42,464	1,692
Spotify Technology S.A.*	7,278	3,529
Waste Connections, Inc.	12,359	2,008
		69,870
Total Common Stocks
(Cost $440,670)		573,282

PREFERRED STOCKS – 0.7% (1)
Brazil – 0.3%
Banco Bradesco S.A. ADR*	561,889	2,051
Germany – 0.4%
Henkel A.G. & Co. KGaA, 3.13%(4)	12,527	962
Volkswagen A.G., 6.09%(4)	14,055	1,408
		2,370
Total Preferred Stocks
(Cost $3,999)		4,421

INVESTMENT COMPANIES – 3.1%
iShares Core MSCI EAFE ETF	3,840	348
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(5) (6) (7)	30,046	30
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	18,855,545	18,856
Total Investment Companies
(Cost $19,240)		19,234

See Notes to the Financial Statements.
EQUITY FUNDS 48 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.65%, 5/7/26(8) (9)	$392	$392
Total Short-Term Investments
(Cost $392)		392

Total Investments – 97.9%
(Cost $464,301)		597,329
Other Assets less Liabilities – 2.1%		12,767
Net Assets – 100.0%		$610,096

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Restricted security. At March 31, 2026, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC ADR	9/27/17-12/29/21	$242
LUKOIL PJSC ADR	9/27/17-2/9/22	254
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	498
Sberbank of Russia PJSC	1/3/19-11/25/20	625

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of March 31, 2026 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI EAFE Index (United States Dollar)	109	$15,811	Long	6/26	$266

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	21.6%
Industrials	19.1
Information Technology	10.8
Consumer Discretionary	8.3
Health Care	8.3
Consumer Staples	7.2
Communication Services	6.1
Materials	4.8
Energy	4.4
Real Estate	2.3
Utilities	1.8
Short-Term Investments	3.2
Total Investments	97.9
Other Assets less Liabilities	2.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  49 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued	March 31, 2026
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$1,067	$5,345	$—	$6,412
Brazil	7,684	—	—	7,684
Canada	25,524	—	—	25,524
China	357	9,861	—	10,218
France	76	58,856	—	58,932
Guatemala	676	—	—	676
India	2,661	509	—	3,170
Israel	3,259	1,283	—	4,542
Ivory Coast	776	—	—	776
Japan	120	76,218	—	76,338
Mexico	1,848	—	—	1,848
Netherlands	5,864	28,797	—	34,661
Pakistan	223	—	—	223
Singapore	6,452	4,529	—	10,981
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
South Korea	$1,186	$20,187	$—	$21,373
Switzerland	193	12,524	—	12,717
Taiwan	1,447	10,203	—	11,650
United Kingdom	418	99,235	—	99,653
United States	37,537	32,333	—	69,870
All Other Countries(1)	—	116,034	—	116,034
Total Common Stocks	97,368	475,914	—	573,282
Preferred Stocks:
Brazil	2,051	—	—	2,051
Germany	—	2,370	—	2,370
Total Preferred Stocks	2,051	2,370	—	4,421
Investment Companies	19,234	—	—	19,234
Short-Term Investments	—	392	—	392
Total Investments	$118,653	$478,676	$—	$597,329
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$266	$—	$—	$266

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$9,098	$9,068	$30	30,046	$4 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	17,420	258,098	256,662	18,856	18,855,545	838
Total	$17,420	$267,196	$265,730	$18,886	18,885,591	$842

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
EQUITY FUNDS 50 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)
Australia – 0.5%
Anglogold Ashanti PLC	121,330	$12,174
Brazil – 3.6%
Ambev S.A.	1,157,160	3,407
Axia Energia	290,300	3,280
B3 S.A. - Brasil Bolsa Balcao*	1,262,595	4,485
Banco Bradesco S.A.*	382,777	1,237
Banco BTG Pactual S.A.*	286,900	3,133
Banco do Brasil S.A.*	403,188	1,795
BB Seguridade Participacoes S.A.	168,101	1,131
Caixa Seguridade Participacoes S/A	132,200	465
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	119,497	3,660
Cia Paranaense de Energia - Copel	491,000	1,464
CPFL Energia S.A.	50,400	474
Embraer S.A.	168,100	2,497
Energisa S/A	69,630	705
Eneva S.A.*	248,200	1,176
Engie Brasil Energia S.A.	68,945	437
Equatorial S.A.	282,355	2,230
Klabin S.A.	205,711	779
Localiza Rent a Car S.A.*	220,984	2,007
MBRF Global Foods Co. S.A.	149,646	624
Motiva Infraestrutura de Mobilidade S.A.	227,500	696
NU Holdings Ltd., Class A*	816,884	11,739
Petroleo Brasileiro S.A. - Petrobras	899,534	9,326
Porto Seguro S.A.	48,400	471
PRIO S.A.*	202,000	2,585
Raia Drogasil S.A. ADR	306,028	1,384
Rede D'Or Sao Luiz S.A.	190,600	1,432
Rumo S.A.	314,694	992
StoneCo Ltd., Class A*	52,043	735
Suzano S.A.	162,785	1,631
Telefonica Brasil S.A.*	190,780	1,514
TIM S.A.	194,300	1,029
TOTVS S.A.*	133,955	906
Ultrapar Participacoes S.A.	172,948	957
Vale S.A.	876,013	13,947
Vibra Energia S.A.	255,565	1,555
WEG S.A.	402,248	3,954
XP, Inc., Class A	93,745	1,785
		91,624
Chile – 0.4%
Banco de Chile	10,987,798	1,994
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Chile – 0.4%continued
Banco de Credito e Inversiones S.A.	20,743	$1,344
Banco Santander Chile	15,654,755	1,296
Cencosud S.A.	300,669	821
Empresas CMPC S.A.	269,342	366
Empresas Copec S.A.	88,176	609
Enel Chile S.A.	7,355,840	568
Falabella S.A.	144,329	883
Latam Airlines Group S.A.	78,115,494	1,924
Plaza S.A.	182,002	775
		10,580
China – 24.7%
360 Security Technology, Inc., Class A	89,800	141
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	41,800	132
3SBio, Inc.*	440,500	1,295
AAC Technologies Holdings, Inc.	180,500	770
Accelink Technologies Co. Ltd., Class A	11,600	144
ACM Research Shanghai, Inc., Class A	3,200	67
Advanced Micro-Fabrication Equipment, Inc. China, Class A	9,798	442
AECC Aviation Power Co. Ltd., Class A	36,300	255
Agricultural Bank of China Ltd., Class A	1,232,100	1,193
Agricultural Bank of China Ltd., Class H	6,592,367	4,738
Aier Eye Hospital Group Co. Ltd., Class A	124,676	173
Air China Ltd., Class A*	201,200	198
Airtac International Group	33,765	1,069
Akeso, Inc.*	153,000	2,574
Alibaba Group Holding Ltd.	4,128,980	65,001
Alibaba Health Information Technology Ltd.* †	1,378,000	836
Aluminum Corp. of China Ltd., Class A	170,300	285
Aluminum Corp. of China Ltd., Class H	923,435	1,345
Amlogic Shanghai Co. Ltd., Class A*	6,175	72
Angel Yeast Co. Ltd., Class A	9,100	53
Anhui Conch Cement Co. Ltd., Class A	76,700	260
Anhui Conch Cement Co. Ltd., Class H	283,575	770
Anhui Gujing Distillery Co. Ltd., Class A	5,400	81
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	31,500	212
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,683	99
Anker Innovations Technology Co. Ltd., Class A	10,130	160
ANTA Sports Products Ltd.	304,632	2,970
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  51 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
APT Medical, Inc., Class A	2,900	$107
Avary Holding Shenzhen Co. Ltd., Class A	36,800	284
AviChina Industry & Technology Co. Ltd., Class H	733,313	313
BAIC BluePark New Energy Technology Co. Ltd., Class A*	57,600	60
Baidu, Inc., Class A*	535,532	7,445
Baiyin Nonferrous Group Co. Ltd., Class A	115,400	140
Bank of Beijing Co. Ltd., Class A	267,900	214
Bank of Changsha Co. Ltd., Class A	50,200	70
Bank of Chengdu Co. Ltd., Class A	57,700	143
Bank of China Ltd., Class A	619,900	527
Bank of China Ltd., Class H	16,794,652	10,810
Bank of Communications Co. Ltd., Class A	777,900	790
Bank of Communications Co. Ltd., Class H	2,084,117	1,899
Bank of Hangzhou Co. Ltd., Class A	124,920	304
Bank of Jiangsu Co. Ltd., Class A	237,044	375
Bank of Nanjing Co. Ltd., Class A	178,096	294
Bank of Ningbo Co. Ltd., Class A	103,450	458
Bank of Shanghai Co. Ltd., Class A	215,871	310
Bank of Suzhou Co. Ltd., Class A	106,900	130
Baoshan Iron & Steel Co. Ltd., Class A	357,196	333
Beijing Compass Technology Development Co. Ltd., Class A	7,400	105
Beijing Enlight Media Co. Ltd., Class A	36,500	82
Beijing Enterprises Holdings Ltd.	109,771	424
Beijing Kingsoft Office Software, Inc., Class A	7,789	268
Beijing New Building Materials PLC, Class A	19,900	76
Beijing Roborock Technology Co. Ltd., Class A	2,651	46
Beijing Tong Ren Tang Co. Ltd., Class A	17,800	72
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	11,158	64
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	756,700	555
Bestechnic Shanghai Co. Ltd., Class A	2,228	57
Bilibili, Inc., Class Z*	60,291	1,359
Biwin Storage Technology Co. Ltd., Class A*	7,202	227
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Bluefocus Intelligent Communications Group Co. Ltd., Class A*	55,400	$122
BOC Aviation Ltd.	45,000	447
BOC International China Co. Ltd., Class A	28,600	51
BOE Technology Group Co. Ltd., Class A	456,200	261
Bosideng International Holdings Ltd.	1,034,000	534
BYD Co. Ltd., Class A	83,700	1,280
BYD Co. Ltd., Class H	882,896	12,105
BYD Electronic International Co. Ltd.	195,500	696
C&D International Investment Group Ltd.	227,650	367
Caitong Securities Co. Ltd., Class A	58,910	65
Cambricon Technologies Corp. Ltd., Class A*	6,067	878
Capital Securities Co. Ltd., Class A	24,400	58
CCOOP Group Co. Ltd., Class A*	289,800	79
CGN Power Co. Ltd., Class H	2,623,000	1,180
Changchun High-Tech Industry Group Co. Ltd., Class A	5,100	64
Changjiang Securities Co. Ltd., Class A	97,000	97
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,000	71
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	212
Chengtun Mining Group Co. Ltd., Class A	59,000	111
Chifeng Jilong Gold Mining Co. Ltd., Class A	25,500	164
China CITIC Bank Corp. Ltd., Class A	141,900	171
China CITIC Bank Corp. Ltd., Class H	2,038,286	2,062
China CITIC Financial Asset Management Co. Ltd., Class H*	3,605,000	366
China Coal Energy Co. Ltd., Class H	474,000	789
China Construction Bank Corp., Class A	276,600	386
China Construction Bank Corp., Class H	23,157,693	25,152
China CSSC Holdings Ltd., Class A	116,300	522
China Eastern Airlines Corp. Ltd., Class A*	277,400	173
China Energy Engineering Corp. Ltd., Class A	430,300	182
China Everbright Bank Co. Ltd., Class A	665,900	310
China Feihe Ltd.	900,000	400
See Notes to the Financial Statements.
EQUITY FUNDS 52 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
China Galaxy Securities Co. Ltd., Class A	101,300	$188
China Galaxy Securities Co. Ltd., Class H	846,500	860
China Gas Holdings Ltd.	624,095	571
China Gold International Resources Corp. Ltd.	55,000	1,095
China Great Wall Securities Co. Ltd., Class A	59,100	77
China Greatwall Technology Group Co. Ltd., Class A*	51,600	112
China Hongqiao Group Ltd.	686,000	3,125
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
China International Capital Corp. Ltd., Class A	49,000	231
China International Capital Corp. Ltd., Class H	435,200	964
China Jushi Co. Ltd., Class A	52,822	189
China Life Insurance Co. Ltd., Class A	35,600	188
China Life Insurance Co. Ltd., Class H	1,783,544	5,699
China Literature Ltd.*	103,800	343
China Longyuan Power Group Corp. Ltd., Class H	557,473	507
China Mengniu Dairy Co. Ltd.	729,870	1,610
China Merchants Bank Co. Ltd., Class A	309,179	1,764
China Merchants Bank Co. Ltd., Class H	936,433	5,945
China Merchants Energy Shipping Co. Ltd., Class A	109,700	262
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,400	121
China Merchants Port Holdings Co. Ltd.	284,067	532
China Merchants Securities Co. Ltd., Class A	127,910	288
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	152,700	189
China Minsheng Banking Corp. Ltd., Class A	466,840	258
China Minsheng Banking Corp. Ltd., Class H	1,573,654	737
China National Building Material Co. Ltd., Class H	839,943	515
China National Chemical Engineering Co. Ltd., Class A	73,800	94
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
China National Nuclear Power Co. Ltd., Class A	271,098	$355
China National Software & Service Co. Ltd., Class A*	10,400	55
China Nonferrous Mining Corp. Ltd.	313,000	467
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,100	325
China Oilfield Services Ltd., Class H	416,757	476
China Overseas Land & Investment Ltd.	886,195	1,317
China Pacific Insurance Group Co. Ltd., Class A	101,100	546
China Pacific Insurance Group Co. Ltd., Class H	639,337	2,627
China Petroleum & Chemical Corp., Class A	516,100	432
China Petroleum & Chemical Corp., Class H	5,392,628	3,100
China Power International Development Ltd.	960,000	387
China Railway Group Ltd., Class A	257,500	204
China Railway Group Ltd., Class H	1,026,827	543
China Railway Signal & Communication Corp. Ltd., Class A	110,341	91
China Rare Earth Resources And Technology Co. Ltd., Class A*	14,300	101
China Resources Beer Holdings Co. Ltd.	376,448	1,243
China Resources Gas Group Ltd.	231,058	564
China Resources Land Ltd.	779,932	2,918
China Resources Microelectronics Ltd., Class A	23,419	154
China Resources Mixc Lifestyle Services Ltd.	156,200	940
China Resources Power Holdings Co. Ltd.	511,735	1,198
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	24,843	101
China Ruyi Holdings Ltd.*	2,960,000	585
China Shenhua Energy Co. Ltd., Class A	89,300	599
China Shenhua Energy Co. Ltd., Class H	816,136	4,797
China Southern Airlines Co. Ltd., Class A*	149,900	124
China State Construction Engineering Corp. Ltd., Class A	534,280	389
China State Construction International Holdings Ltd.	307,600	327
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  53 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
China Taiping Insurance Holdings Co. Ltd.	350,704	$930
China Three Gorges Renewables Group Co. Ltd., Class A	426,400	263
China Tourism Group Duty Free Corp. Ltd., Class A	29,400	302
China Tower Corp. Ltd., Class H	1,025,800	1,411
China Tungsten And Hightech Materials Co. Ltd., Class A	34,400	242
China United Network Communications Ltd., Class A	436,900	283
China Vanke Co. Ltd., Class A*	202,600	118
China XD Electric Co. Ltd., Class A	84,400	188
China Yangtze Power Co. Ltd., Class A	342,100	1,341
China Zheshang Bank Co. Ltd., Class A	252,330	110
Chongqing Afari Technology Co. Ltd., Class A*	65,200	94
Chongqing Changan Automobile Co. Ltd., Class A	104,368	152
Chongqing Rural Commercial Bank Co. Ltd., Class A	121,400	124
Chongqing Rural Commercial Bank Co. Ltd., Class H	577,000	507
Chongqing Zhifei Biological Products Co. Ltd., Class A*	51,050	111
Chow Tai Fook Jewellery Group Ltd.†	471,800	659
CICT Mobile Communication Technology Co. Ltd., Class A*	56,703	126
CITIC Ltd.	982,803	1,494
Citic Pacific Special Steel Group Co. Ltd., Class A	70,300	167
CITIC Securities Co. Ltd., Class A	166,045	581
CITIC Securities Co. Ltd., Class H	384,900	1,175
CMOC Group Ltd., Class A	270,400	686
CMOC Group Ltd., Class H	885,000	1,859
CNGR Advanced Material Co. Ltd., Class A	10,502	77
CNPC Capital Co. Ltd., Class A	123,100	182
Contemporary Amperex Technology Co. Ltd., Class A	64,540	3,783
Contemporary Amperex Technology Co. Ltd., Class H†	24,200	1,912
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	75,500	243
COSCO SHIPPING Holdings Co. Ltd., Class A	165,880	361
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
COSCO SHIPPING Holdings Co. Ltd., Class H	615,650	$1,172
CRRC Corp. Ltd., Class A	358,200	330
CRRC Corp. Ltd., Class H	1,090,000	706
CSC Financial Co. Ltd., Class A	53,600	167
CSI Solar Co. Ltd., Class A	44,662	84
CSPC Innovation Pharmaceutical Co. Ltd., Class A	15,120	70
CSPC Pharmaceutical Group Ltd.	1,949,360	2,284
Daqin Railway Co. Ltd., Class A	294,900	229
Datang International Power Generation Co. Ltd., Class A	170,500	98
Dongfang Electric Corp. Ltd., Class A	51,700	268
Dongxing Securities Co. Ltd., Class A	50,400	90
Dosilicon Co. Ltd., Class A*	6,957	112
East Money Information Co. Ltd., Class A	238,724	658
Eastroc Beverage Group Co. Ltd., Class A	7,320	218
Ecovacs Robotics Co. Ltd., Class A	8,100	72
Empyrean Technology Co. Ltd., Class A	6,300	75
ENN Energy Holdings Ltd.	187,579	1,516
ENN Natural Gas Co. Ltd., Class A	31,600	100
Eoptolink Technology, Inc. Ltd., Class A	14,520	959
Eve Energy Co. Ltd., Class A	27,496	250
Everbright Securities Co. Ltd., Class A	49,998	111
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	47
Far East Horizon Ltd.	598,000	540
Fiberhome Telecommunication Technologies Co. Ltd., Class A	21,200	156
Focus Media Information Technology Co. Ltd., Class A	208,900	199
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	366
Founder Securities Co. Ltd., Class A	131,800	130
Founder Technology Group Corp., Class A*	67,800	98
Foxconn Industrial Internet Co. Ltd., Class A	184,100	1,395
Fuyao Glass Industry Group Co. Ltd., Class A	33,692	279
Fuyao Glass Industry Group Co. Ltd., Class H	138,800	1,042
GalaxyCore, Inc., Class A	41,118	78
See Notes to the Financial Statements.
EQUITY FUNDS 54 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Ganfeng Lithium Group Co. Ltd., Class A	22,240	$257
Ganfeng Lithium Group Co. Ltd., Class H	118,800	1,127
GCL Technology Holdings Ltd.*	5,963,000	663
GD Power Development Co. Ltd., Class A	242,200	170
GDS Holdings Ltd., Class A*	268,000	1,343
Geely Automobile Holdings Ltd.	1,588,641	4,286
GEM Co. Ltd., Class A	61,100	71
Genscript Biotech Corp.*	304,000	426
Geovis Technology Co. Ltd., Class A	13,496	121
GF Securities Co. Ltd., Class A	96,993	254
GF Securities Co. Ltd., Class H	202,800	376
Giant Biogene Holding Co. Ltd.†	92,000	329
Giant Network Group Co. Ltd., Class A	24,900	114
GigaDevice Semiconductor, Inc., Class A	8,880	315
GoerTek, Inc., Class A	41,300	135
Goldwind Science & Technology Co. Ltd., Class A	42,100	161
Goneo Group Co. Ltd., Class A	12,299	75
Gotion High-tech Co. Ltd., Class A	24,200	126
Great Wall Motor Co. Ltd., Class H	567,796	905
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	214
Guangdong Haid Group Co. Ltd., Class A	22,400	162
Guangdong HEC Technology Holding Co. Ltd., Class A*	41,100	182
Guangdong Investment Ltd.	760,514	767
Guangzhou Automobile Group Co. Ltd., Class A	68,100	71
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	19,400	64
Guangzhou Haige Communications Group, Inc. Co., Class A	39,500	87
Guangzhou Tinci Materials Technology Co. Ltd., Class A	27,780	187
Guobo Electronics Co. Ltd., Class A	6,383	104
Guolian Minsheng Securities Co. Ltd., Class A	87,500	116
Guosen Securities Co. Ltd., Class A	81,200	133
Guotai Haitong Securities Co. Ltd.	217,638	526
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Guotai Haitong Securities Co. Ltd., Class H	458,748	$787
Guoyuan Securities Co. Ltd., Class A	47,460	53
H World Group Ltd. ADR	48,941	2,461
Haidilao International Holding Ltd.	375,000	683
Haier Smart Home Co. Ltd., Class A	94,797	295
Haier Smart Home Co. Ltd., Class H	594,400	1,586
Hainan Airlines Holding Co. Ltd., Class A*	575,800	122
Hainan Airport Infrastructure Co. Ltd., Class A	122,100	65
Haisco Pharmaceutical Group Co. Ltd., Class A	12,400	98
Haitian International Holdings Ltd.	166,000	427
Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,800	158
Hangzhou First Applied Material Co. Ltd., Class A	34,659	89
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	65
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	51
Hansoh Pharmaceutical Group Co. Ltd.	368,000	1,674
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A*	14,600	80
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	154
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	196
Hengan International Group Co. Ltd.	149,398	524
Hengli Petrochemical Co. Ltd., Class A	104,160	329
Hengtong Optic-electric Co. Ltd., Class A	37,800	295
Hesai Group*	29,260	555
Hgtech Co. Ltd., Class A	10,600	162
Hithink RoyalFlush Information Network Co. Ltd., Class A	7,800	341
Horizon Robotics*	1,168,800	1,000
Hoshine Silicon Industry Co. Ltd., Class A	10,900	64
Hua Hong Semiconductor Ltd., Class A*	5,911	93
Hua Hong Semiconductor Ltd., Class H*	176,000	1,789
Huadian Power International Corp. Ltd., Class A	212,400	146
Huadong Medicine Co. Ltd., Class A	22,720	117
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  55 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Huafon Chemical Co. Ltd., Class A	50,400	$75
Huaneng Power International, Inc., Class A	164,000	167
Huaneng Power International, Inc., Class H	1,024,501	772
Huaqin Technology Co. Ltd., Class A	11,000	129
Huatai Securities Co. Ltd., Class A	104,200	270
Huatai Securities Co. Ltd., Class H	351,000	668
Huaxia Bank Co. Ltd., Class A	156,390	166
Huayu Automotive Systems Co. Ltd., Class A	42,200	118
Huizhou Desay Sv Automotive Co. Ltd., Class A	9,400	143
Hunan Valin Steel Co. Ltd., Class A	101,900	75
Hundsun Technologies, Inc., Class A	26,145	98
Hwatsing Technology Co. Ltd., Class A	3,786	97
Hygon Information Technology Co. Ltd., Class A	32,132	996
IEIT Systems Co. Ltd., Class A	17,856	147
Iflytek Co. Ltd., Class A	37,000	251
Imeik Technology Development Co. Ltd., Class A	4,200	72
Industrial & Commercial Bank of China Ltd., Class A	890,400	985
Industrial & Commercial Bank of China Ltd., Class H	15,714,023	13,945
Industrial Bank Co. Ltd., Class A	307,100	839
Industrial Securities Co. Ltd., Class A	126,400	108
Ingenic Semiconductor Co. Ltd., Class A	8,100	125
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	580,400	214
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	129
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	159,200	127
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	24,100	144
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	101,300	387
Inner Mongolia Yitai Coal Co. Ltd., Class B	206,900	443
Innovent Biologics, Inc.*	355,000	3,895
Isoftstone Information Technology Group Co. Ltd., Class A	8,400	45
J&T Global Express Ltd.*	565,200	738
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
JA Solar Technology Co. Ltd., Class A*	41,916	$67
JCET Group Co. Ltd., Class A	21,700	125
JD Health International, Inc.*	272,550	1,669
JD Logistics, Inc.*	494,400	871
JD.com, Inc., Class A	571,666	8,432
Jiangsu Eastern Shenghong Co. Ltd., Class A*	89,900	139
Jiangsu Expressway Co. Ltd., Class H	344,000	445
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	232
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	93,385	752
Jiangsu Hoperun Software Co. Ltd., Class A	15,200	86
Jiangsu King's Luck Brewery JSC Ltd., Class A	27,100	104
Jiangsu Yanghe Distillery Co. Ltd., Class A	24,500	180
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,000	49
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	179
Jiangxi Copper Co. Ltd., Class A	33,099	211
Jiangxi Copper Co. Ltd., Class H	250,000	1,111
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	91
Jinko Solar Co. Ltd., Class A*	139,783	133
JL Mag Rare-Earth Co. Ltd., Class A	19,100	86
Kangmei Pharmaceutical Co. Ltd., Class A(2) *	4,694	—
Kanzhun Ltd. ADR	86,453	1,158
KE Holdings, Inc., Class A	479,343	2,367
Kingdee International Software Group Co. Ltd.*	708,000	789
Kingfa Sci & Tech Co. Ltd., Class A	38,300	93
Kingnet Network Co. Ltd., Class A	32,000	83
Kingsoft Corp. Ltd.	245,503	713
Kuaishou Technology	618,200	3,641
Kuang-Chi Technologies Co. Ltd., Class A*	32,000	180
Kunlun Energy Co. Ltd.	929,230	844
Kunlun Tech Co. Ltd., Class A*	13,900	101
Kweichow Moutai Co. Ltd., Class A	18,295	3,854
Laopu Gold Co. Ltd., Class H	7,000	573
LB Group Co. Ltd., Class A	29,400	75
Lenovo Group Ltd.†	1,884,000	2,239
See Notes to the Financial Statements.
EQUITY FUNDS 56 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Lens Technology Co. Ltd., Class A	80,900	$333
Leo Group Co. Ltd., Class A	106,700	123
Li Auto, Inc., Class A*	301,930	2,658
Li Ning Co. Ltd.	546,500	1,524
Lingyi iTech Guangdong Co., Class A	107,200	202
Longfor Group Holdings Ltd.†	505,169	498
LONGi Green Energy Technology Co. Ltd., Class A*	97,669	250
Loongson Technology Corp. Ltd., Class A*	3,800	73
Luxshare Precision Industry Co. Ltd., Class A	100,705	727
Luzhou Laojiao Co. Ltd., Class A	21,300	324
Mango Excellent Media Co. Ltd., Class A	22,070	67
Maxscend Microelectronics Co. Ltd., Class A	6,780	79
Meitu, Inc.*	889,000	499
Meituan, Class B*	1,198,118	13,020
Metallurgical Corp. of China Ltd., Class A	198,300	87
Midea Group Co. Ltd., Class A	54,300	603
Midea Group Co. Ltd., Class H	98,600	1,070
MINISO Group Holding Ltd.	125,236	499
MMG Ltd.*	1,036,000	976
Montage Technology Co. Ltd., Class A	16,865	316
Muyuan Foods Co. Ltd., Class A	73,978	447
NARI Technology Co. Ltd., Class A	127,406	483
National Silicon Industry Group Co. Ltd., Class A*	54,787	135
NAURA Technology Group Co. Ltd., Class A	10,105	662
NetEase Cloud Music, Inc.*	22,250	373
NetEase, Inc.	416,475	9,266
New China Life Insurance Co. Ltd., Class A	34,700	312
New China Life Insurance Co. Ltd., Class H	222,452	1,330
New Hope Liuhe Co. Ltd., Class A	63,200	75
New Oriental Education & Technology Group, Inc.	328,820	1,857
Nexchip Semiconductor Corp., Class A	24,199	94
Ningbo Deye Technology Co. Ltd., Class A	11,134	213
Ningbo Orient Wires & Cables Co. Ltd., Class A	9,200	81
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Ningbo Sanxing Medical Electric Co. Ltd., Class A	28,200	$108
Ningbo Tuopu Group Co. Ltd., Class A	27,095	225
Ningxia Baofeng Energy Group Co. Ltd., Class A	123,600	508
NIO, Inc., Class A*	447,296	2,674
Nongfu Spring Co. Ltd., Class H	486,200	2,941
OFILM Group Co. Ltd., Class A*	51,700	65
OmniVision Integrated Circuits Group, Inc.	18,135	253
Orient Securities Co. Ltd., Class A	102,839	135
PDD Holdings, Inc. ADR*	170,672	17,439
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	162
People's Insurance Co. Group of China (The) Ltd., Class H	2,050,535	1,427
PetroChina Co. Ltd., Class A	329,500	568
PetroChina Co. Ltd., Class H	5,033,438	6,838
Pharmaron Beijing Co. Ltd., Class A	19,125	78
PICC Property & Casualty Co. Ltd., Class H	1,653,359	3,047
Ping An Bank Co. Ltd., Class A	303,200	489
Ping An Insurance Group Co. of China Ltd., Class A	156,735	1,309
Ping An Insurance Group Co. of China Ltd., Class H†	1,593,906	12,430
Piotech, Inc., Class A	4,201	230
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	134
Pony AI, Inc., Class A*	48,700	450
Pop Mart International Group Ltd.	128,600	2,414
Postal Savings Bank of China Co. Ltd., Class A	438,300	328
Postal Savings Bank of China Co. Ltd., Class H	2,122,000	1,337
Power Construction Corp. of China Ltd., Class A	233,100	195
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	377
QuantumCTek Co. Ltd., Class A*	1,629	128
Range Intelligent Computing Technology Group Co. Ltd., Class A	20,700	249
Remegen Co. Ltd., Class H*	44,000	544
RoboTechnik Intelligent Technology Co. Ltd., Class A	2,600	148
Rockchip Electronics Co. Ltd., Class A	5,800	129
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  57 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Rongsheng Petrochemical Co. Ltd., Class A	129,100	$226
SAIC Motor Corp. Ltd., Class A	89,193	190
Sailun Group Co. Ltd., Class A	48,300	91
Sanan Optoelectronics Co. Ltd., Class A	97,100	167
Sangfor Technologies, Inc., Class A	6,500	98
Sany Heavy Industry Co. Ltd., Class A	116,800	329
Satellite Chemical Co. Ltd., Class A	43,761	173
SDIC Capital Co. Ltd., Class A	83,900	85
SDIC Power Holdings Co. Ltd., Class A	107,000	220
SenseTime Group, Inc., Class B*	6,744,000	1,611
Seres Group Co. Ltd., Class A	25,000	331
SF Holding Co. Ltd., Class A	67,800	376
SG Micro Corp., Class A	7,605	76
Shaanxi Coal Industry Co. Ltd., Class A	128,700	472
Shandong Gold Mining Co. Ltd., Class A	58,437	352
Shandong Gold Mining Co. Ltd., Class H	223,250	950
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	137
Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Class A*	50,900	203
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	142
Shandong Nanshan Aluminum Co. Ltd., Class A	175,400	158
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	70
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	618,116	297
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	6,400	89
Shanghai Baosight Software Co. Ltd., Class A	24,480	82
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,236	80
Shanghai Electric Group Co. Ltd., Class A*	164,800	192
Shanghai Electric Power Co. Ltd., Class A	38,500	102
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	98
Shanghai International Airport Co. Ltd., Class A	17,200	69
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	$92
Shanghai Pudong Development Bank Co. Ltd., Class A	448,492	664
Shanghai Putailai New Energy Technology Group Co. Ltd.	25,752	120
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	80
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	149
Shanghai Stonehill Technology Co. Ltd., Class A*	89,000	118
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	176
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,400	81
Shanjin International Gold Co. Ltd., Class A	38,800	170
Shannon Semiconductor Technology Co. Ltd., Class A	7,100	133
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	76
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	70
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,060	354
Sharetronic Data Technology Co. Ltd., Class A	4,800	149
Shenergy Co. Ltd., Class A	41,700	54
Shengyi Electronics Co. Ltd., Class A	9,600	118
Shengyi Technology Co. Ltd., Class A	38,900	313
Shennan Circuits Co. Ltd., Class A	9,724	315
Shenwan Hongyuan Group Co. Ltd., Class A	328,200	223
Shenzhen Envicool Technology Co. Ltd., Class A	13,700	170
Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,500	94
Shenzhen Goodix Technology Co. Ltd., Class A	5,000	48
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	185
Shenzhen Kinwong Electronic Co. Ltd., Class A	11,500	95
Shenzhen Longsys Electronics Co. Ltd., Class A*	4,800	212
See Notes to the Financial Statements.
EQUITY FUNDS 58 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Shenzhen Megmeet Electrical Co. Ltd., Class A	8,800	$126
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,600	397
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	70
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	17,700	158
Shenzhen Sunway Communication Co. Ltd., Class A	14,800	142
Shenzhen Techwinsemi Technology Co. Ltd., Class A	3,500	200
Shenzhen Transsion Holdings Co. Ltd., Class A	14,547	116
Shenzhou International Group Holdings Ltd.	203,100	1,234
Sichuan Changhong Electric Co. Ltd., Class A	91,100	115
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	121
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	117
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	11,700	691
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	149
Sino Biopharmaceutical Ltd.	2,495,750	1,892
Sinolink Securities Co. Ltd., Class A	33,900	41
Sinoma Science & Technology Co. Ltd., Class A	23,800	138
Sinomine Resource Group Co. Ltd., Class A	12,600	138
Sinopharm Group Co. Ltd., Class H	301,114	777
Sinotruk Hong Kong Ltd.	174,500	889
Skyverse Technology Co. Ltd., Class A*	5,946	133
Smoore International Holdings Ltd.†	452,000	515
SooChow Securities Co. Ltd., Class A	72,343	82
Spring Airlines Co. Ltd., Class A	15,800	107
Sungrow Power Supply Co. Ltd., Class A	28,000	616
Sunny Optical Technology Group Co. Ltd.	175,825	1,212
Sunwoda Electronic Co. Ltd., Class A	17,800	66
SUPCON Technology Co. Ltd., Class A	8,381	80
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	396
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Suzhou Maxwell Technologies Co. Ltd., Class A	4,200	$142
Suzhou TFC Optical Communication Co. Ltd., Class A	12,420	561
TAL Education Group ADR*	100,499	1,143
TBEA Co. Ltd., Class A	68,490	266
TCL Technology Group Corp., Class A	266,410	166
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	52,750	68
Tencent Holdings Ltd.	1,534,389	96,869
Tencent Music Entertainment Group ADR	138,114	1,282
Tianfeng Securities Co. Ltd., Class A*	117,500	63
Tianqi Lithium Corp., Class A*	19,000	155
Tianshan Aluminum Group Co. Ltd., Class A	78,700	205
Tianshui Huatian Technology Co. Ltd., Class A	46,700	80
Tingyi Cayman Islands Holding Corp.	486,435	805
Tongcheng Travel Holdings Ltd.	313,600	724
TongFu Microelectronics Co. Ltd., Class A	22,400	137
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	136
Tongwei Co. Ltd., Class A*	62,300	151
Trina Solar Co. Ltd., Class A*	28,251	68
Trip.com Group Ltd.	148,423	7,341
Tsingtao Brewery Co. Ltd., Class A	8,300	75
Tsingtao Brewery Co. Ltd., Class H	151,767	942
UBTech Robotics Corp. Ltd., Class H*	52,700	583
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	102
Unisplendour Corp. Ltd., Class A	32,948	120
United Nova Technology Co. Ltd., Class A*	116,477	108
Universal Scientific Industrial Shanghai Co. Ltd., Class A	30,500	148
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	9,356	283
Victory Giant Technology Huizhou Co. Ltd., Class A	12,600	469
Vipshop Holdings Ltd. ADR	76,491	1,202
Wanhua Chemical Group Co. Ltd., Class A	49,500	572
Want Want China Holdings Ltd.	1,151,870	685
Wanxiang Qianchao Co. Ltd., Class A	51,200	115
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  59 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Weichai Power Co. Ltd., Class A	107,100	$386
Weichai Power Co. Ltd., Class H	450,812	1,607
Wens Foodstuff Group Co. Ltd., Class A	112,100	270
Western Mining Co. Ltd., Class A	37,500	139
Western Securities Co. Ltd., Class A	61,100	65
Western Superconducting Technologies Co. Ltd., Class A	8,653	90
Wingtech Technology Co. Ltd., Class A*	14,600	67
Wintime Energy Group Co. Ltd., Class A*	307,400	80
Wolong Electric Group Co. Ltd., Class A	22,200	120
Wuhan Guide Infrared Co. Ltd., Class A*	42,825	80
Wuliangye Yibin Co. Ltd., Class A	54,000	810
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	315
WuXi AppTec Co. Ltd., Class A	38,492	552
WuXi AppTec Co. Ltd., Class H	90,911	1,375
Wuxi Biologics Cayman, Inc.*	848,500	3,617
WuXi XDC Cayman, Inc.*	91,500	686
XCMG Construction Machinery Co. Ltd., Class A	159,500	235
Xiamen Tungsten Co. Ltd., Class A	21,200	174
Xiaomi Corp., Class B*	4,140,600	17,034
Xinjiang Daqo New Energy Co. Ltd., Class A*	41,509	127
Xinyi Solar Holdings Ltd.	1,135,136	424
XPeng, Inc., Class A*	300,458	2,568
XtalPi Holdings Ltd.*	401,000	468
Yadea Group Holdings Ltd.	324,000	550
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	96,500	2,344
Yankuang Energy Group Co. Ltd., Class A	72,215	198
Yankuang Energy Group Co. Ltd., Class H	814,919	1,511
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	216
Yealink Network Technology Corp. Ltd., Class A	18,440	88
Yonghui Superstores Co. Ltd., Class A*	154,400	85
Yonyou Network Technology Co. Ltd., Class A*	42,835	73
YTO Express Group Co. Ltd., Class A	41,800	123
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Yuanjie Semiconductor Technology Co. Ltd., Class A	1,343	$202
Yum China Holdings, Inc.	86,228	4,291
Yunnan Aluminium Co. Ltd., Class A	61,400	279
Yunnan Baiyao Group Co. Ltd., Class A	30,900	246
Yunnan Energy New Material Group Co. Ltd., Class A*	15,300	152
Yunnan Tin Co. Ltd., Class A	31,400	147
Yunnan Yuntianhua Co. Ltd., Class A	22,300	108
Yutong Bus Co. Ltd., Class A	28,500	149
Zangge Mining Co. Ltd., Class A	27,000	317
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,493	165
Zhaojin Mining Industry Co. Ltd., Class H	401,000	1,665
Zhejiang Century Huatong Group Co. Ltd., Class A*	116,300	272
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	163
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	138
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	125
Zhejiang Huayou Cobalt Co. Ltd., Class A	31,615	274
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	104
Zhejiang Juhua Co. Ltd., Class A	32,100	160
Zhejiang Leapmotor Technology Co. Ltd., Class H*	121,200	733
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	96
Zhejiang NHU Co. Ltd., Class A	42,448	213
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	32,800	205
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	31,300	65
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	70
Zhejiang Zheneng Electric Power Co. Ltd., Class A	180,800	142
Zheshang Securities Co. Ltd., Class A	60,800	85
Zhongji Innolight Co. Ltd., Class A	15,240	1,281
Zhongjin Gold Corp. Ltd., Class A	73,900	297
Zhongtai Securities Co. Ltd., Class A	119,500	105
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,349	63
See Notes to the Financial Statements.
EQUITY FUNDS 60 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 24.7%continued
Zhuzhou CRRC Times Electric Co. Ltd., Class H	106,074	$495
Zijin Mining Group Co. Ltd., Class A	308,300	1,506
Zijin Mining Group Co. Ltd., Class H	1,438,162	6,534
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	140
ZTE Corp., Class A	59,300	283
ZTE Corp., Class H	185,517	521
ZTO Express Cayman, Inc.	101,584	2,498
		629,796
Colombia – 0.1%
Grupo Cibest S.A.	59,986	1,386
Interconexion Electrica S.A. ESP	102,011	778
		2,164
Czech Republic – 0.1%
CEZ A.S.	31,957	1,807
Komercni Banka A.S.	17,601	897
Moneta Money Bank A.S.	67,015	586
		3,290
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	600,364	1,332
Eastern Co. S.A.E.	373,069	239
Talaat Moustafa Group	175,869	240
		1,811
Greece – 0.5%
Allwyn A.G.	43,867	667
Alpha Bank S.A.	400,480	1,488
Eurobank S.A.	606,175	2,434
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	39,845	755
JUMBO S.A.	27,350	700
National Bank of Greece S.A.	209,089	3,241
Piraeus Bank S.A.*	265,229	2,186
Public Power Corp. S.A.	45,890	963
		12,434
Hong Kong – 0.1%
Orient Overseas International Ltd.	29,000	520
Zijin Gold International Co. Ltd.*	52,100	1,187
		1,707
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	97,683	1,162
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Hungary – 0.3%continued
OTP Bank Nyrt.	53,484	$5,767
Richter Gedeon Nyrt.	33,207	1,186
		8,115
India – 12.4%
ABB India Ltd.	13,503	852
Adani Enterprises Ltd.	38,388	749
Adani Ports & Special Economic Zone Ltd.	126,940	1,775
Adani Power Ltd.*	717,025	1,172
Aditya Birla Capital Ltd.*	206,274	661
Alkem Laboratories Ltd.	11,847	665
Ambuja Cements Ltd.	149,139	659
APL Apollo Tubes Ltd.	45,070	949
Apollo Hospitals Enterprise Ltd.	26,299	2,099
Ashok Leyland Ltd.	714,212	1,212
Asian Paints Ltd.	92,397	2,155
Astral Ltd.	32,786	567
AU Small Finance Bank Ltd.	137,084	1,229
Aurobindo Pharma Ltd.	65,546	919
Avenue Supermarts Ltd.*	38,121	1,602
Axis Bank Ltd.	549,518	6,978
Bajaj Auto Ltd.	15,761	1,470
Bajaj Finance Ltd.	670,757	5,902
Bajaj Finserv Ltd.	90,129	1,610
Bajaj Holdings & Investment Ltd.	6,268	579
Balkrishna Industries Ltd.	19,033	433
Bank of Baroda	252,882	686
Bharat Electronics Ltd.	877,253	3,791
Bharat Forge Ltd.	56,098	1,028
Bharat Heavy Electricals Ltd.	250,255	657
Bharat Petroleum Corp. Ltd.	356,084	1,091
Bharti Airtel Ltd.	619,207	11,773
Bosch Ltd.	1,685	527
Britannia Industries Ltd.	25,487	1,486
BSE Ltd.	47,520	1,360
Canara Bank	424,305	573
CG Power & Industrial Solutions Ltd.	167,388	1,194
Cholamandalam Investment and Finance Co. Ltd.	104,897	1,518
Cipla Ltd.	140,151	1,842
Coal India Ltd.	446,992	2,161
Colgate-Palmolive India Ltd.	28,118	532
Coromandel International Ltd.	28,538	580
Cummins India Ltd.	32,355	1,552
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  61 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 12.4%continued
Dabur India Ltd.	130,551	$571
Divi's Laboratories Ltd.	27,970	1,793
Dixon Technologies India Ltd.	8,496	905
DLF Ltd.	188,427	1,010
Dr. Reddy's Laboratories Ltd.	135,077	1,833
Eicher Motors Ltd.	33,703	2,424
Eternal Ltd.*	588,835	1,473
Fortis Healthcare Ltd.	113,944	986
FSN E-Commerce Ventures Ltd.*	261,663	656
GAIL India Ltd.	552,254	828
GE Vernova T&D India Ltd.	29,501	1,183
GMR Airports Ltd.*	669,820	603
Godrej Consumer Products Ltd.	96,255	1,008
Godrej Properties Ltd.*	39,095	612
Grasim Industries Ltd.	64,170	1,741
Havells India Ltd.	56,078	710
HCL Technologies Ltd.	227,286	3,277
HDFC Asset Management Co. Ltd.	48,188	1,167
HDFC Bank Ltd.	2,740,393	21,790
HDFC Life Insurance Co. Ltd.	226,746	1,423
Hero MotoCorp Ltd.	29,627	1,640
Hindalco Industries Ltd.	322,381	3,060
Hindustan Aeronautics Ltd.	49,645	1,832
Hindustan Petroleum Corp. Ltd.	227,630	838
Hindustan Unilever Ltd.	196,393	4,341
Hitachi Energy India Ltd.	3,225	832
Hyundai Motor India Ltd.	37,855	715
ICICI Bank Ltd.	1,275,067	16,599
ICICI Lombard General Insurance Co. Ltd.	57,326	1,039
ICICI Prudential Life Insurance Co. Ltd.	81,811	450
IDFC First Bank Ltd.	893,142	559
Indian Hotels (The) Co. Ltd.	199,959	1,212
Indian Oil Corp. Ltd.	694,102	1,018
Indus Towers Ltd.*	310,754	1,378
IndusInd Bank Ltd.*	137,759	1,127
Info Edge India Ltd.	85,180	890
Infosys Ltd.	782,329	10,431
InterGlobe Aviation Ltd.	46,729	1,970
ITC Ltd.	702,852	2,166
Jindal Stainless Ltd.	73,500	558
Jindal Steel Ltd.	88,609	1,048
Jio Financial Services Ltd.	671,267	1,658
JSW Energy Ltd.	97,739	491
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 12.4%continued
JSW Steel Ltd.	143,944	$1,719
Jubilant Foodworks Ltd.	101,649	478
Kalyan Jewellers India Ltd.	91,703	370
Kotak Mahindra Bank Ltd.	1,308,832	5,000
L&T Finance Ltd.	231,138	590
Larsen & Toubro Ltd.	162,018	6,041
Lodha Developers Ltd.	70,492	511
LTIMindtree Ltd.(3)	17,603	749
Lupin Ltd.	63,080	1,565
Mahindra & Mahindra Ltd.	223,514	7,222
Mankind Pharma Ltd.	30,671	653
Marico Ltd.	122,302	968
Maruti Suzuki India Ltd.	30,091	4,025
Max Healthcare Institute Ltd.	188,089	1,955
Mphasis Ltd.	32,251	715
MRF Ltd.	549	760
Muthoot Finance Ltd.	29,383	987
Nestle India Ltd.	158,612	1,974
NHPC Ltd.	691,090	541
NMDC Ltd.	693,777	573
NTPC Ltd.	1,044,782	4,165
Oberoi Realty Ltd.	28,293	427
Oil & Natural Gas Corp. Ltd.	744,684	2,239
Oil India Ltd.	110,508	552
One 97 Communications Ltd.*	88,907	907
Oracle Financial Services Software Ltd.	4,865	348
Page Industries Ltd.	1,582	543
PB Fintech Ltd.*	81,137	1,248
Persistent Systems Ltd.	26,454	1,388
Petronet LNG Ltd.	169,720	463
Phoenix Mills (The) Ltd.	47,695	782
PI Industries Ltd.	20,062	591
Pidilite Industries Ltd.	72,190	988
Polycab India Ltd.	12,214	891
Power Finance Corp. Ltd.	349,846	1,449
Power Grid Corp. of India Ltd.	1,122,490	3,526
Prestige Estates Projects Ltd.	39,631	476
Punjab National Bank	565,874	626
Rail Vikas Nigam Ltd.	125,030	333
REC Ltd.	289,236	938
Reinet Investments S.C.A.	33,200	1,089
Reliance Industries Ltd.	1,466,608	21,252
Samvardhana Motherson International Ltd.	980,564	1,141
See Notes to the Financial Statements.
EQUITY FUNDS 62 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 12.4%continued
SBI Cards & Payment Services Ltd.	65,115	$441
SBI Life Insurance Co. Ltd.	109,129	2,057
Shree Cement Ltd.	2,213	541
Shriram Finance Ltd.	338,342	3,145
Siemens Energy India Ltd.	20,500	568
Siemens Ltd.*	21,229	661
Solar Industries India Ltd.	6,321	823
SRF Ltd.	34,754	921
State Bank of India	443,289	4,724
Sun Pharmaceutical Industries Ltd.	230,069	4,332
Sundaram Finance Ltd.	16,046	760
Supreme Industries Ltd.	16,766	668
Suzlon Energy Ltd.*	2,446,624	1,029
Swiggy Ltd.*	321,116	904
Tata Communications Ltd.	25,549	372
Tata Consultancy Services Ltd.	215,801	5,463
Tata Consumer Products Ltd.	139,480	1,518
Tata Motors Ltd.*	494,421	2,082
Tata Motors Passenger Vehicles Limited	502,474	1,628
Tata Power (The) Co. Ltd.	401,362	1,613
Tata Steel Ltd.	1,799,862	3,674
Tech Mahindra Ltd.	125,866	1,867
Titan Co. Ltd.	85,017	3,642
Torrent Pharmaceuticals Ltd.	28,792	1,279
Torrent Power Ltd.	46,511	645
Trent Ltd.	42,480	1,489
Tube Investments of India Ltd.	25,068	690
TVS Motor Co. Ltd.	57,471	2,104
UltraTech Cement Ltd.	28,371	3,236
Union Bank of India Ltd.	371,205	668
United Spirits Ltd.	69,778	901
UPL Ltd.	118,061	713
Varun Beverages Ltd.	317,679	1,296
Vedanta Ltd.	321,576	2,284
Vishal Mega Mart Ltd.*	510,289	587
Vodafone Idea Ltd.*	6,020,213	547
Voltas Ltd.	55,635	773
WAAREE Energies Ltd.	21,044	717
Wipro Ltd.	631,141	1,269
Yes Bank Ltd.*	3,653,849	683
Zydus Lifesciences Ltd.	44,482	418
		315,923
Indonesia – 0.9%
Amman Mineral Internasional PT*	3,386,900	993
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Indonesia – 0.9%continued
Astra International Tbk PT	4,755,260	$1,773
Bank Central Asia Tbk PT	13,271,560	5,077
Bank Mandiri Persero Tbk PT	8,975,920	2,517
Bank Negara Indonesia Persero Tbk PT	3,509,418	782
Bank Rakyat Indonesia Persero Tbk PT	16,322,965	3,217
Barito Pacific Tbk PT*	5,559,115	455
Barito Renewables Energy Tbk PT*	1,870,600	587
Bumi Resources Minerals Tbk PT*	13,174,100	576
Chandra Asri Pacific Tbk PT	2,056,400	585
Charoen Pokphand Indonesia Tbk PT	1,721,835	416
Dian Swastatika Sentosa Tbk PT*	233,600	909
GoTo Gojek Tokopedia Tbk PT*	223,238,232	675
Petrindo Jaya Kreasi Tbk PT	5,559,365	351
Sumber Alfaria Trijaya Tbk PT	4,881,700	426
Telkom Indonesia Persero Tbk PT	11,983,462	2,183
United Tractors Tbk PT	393,171	721
		22,243
Kazakhstan – 0.0%
Solidcore Resources PLC*	97,434	744
Kuwait – 0.6%
Boubyan Bank K.S.C.P.	386,351	855
Gulf Bank K.S.C.P.	503,167	535
Kuwait Finance House K.S.C.P.	2,687,653	6,988
Mabanee Co. KPSC	181,079	531
Mobile Telecommunications Co. K.S.C.P.	471,460	872
National Bank of Kuwait S.A.K.P.	1,968,924	5,829
Warba Bank K.S.C.P.*	546,057	517
		16,127
Malaysia – 1.2%
AMMB Holdings Bhd.	596,537	977
Axiata Group Bhd.	597,503	327
CELCOMDIGI Bhd.	886,800	652
CIMB Group Holdings Bhd.	1,934,417	3,626
Gamuda Bhd.	1,150,528	1,065
Hong Leong Bank Bhd.	154,498	838
IHH Healthcare Bhd.	528,000	1,182
IOI Corp. Bhd.	591,340	620
Kuala Lumpur Kepong Bhd.	124,229	662
Malayan Banking Bhd.	1,472,676	4,148
Maxis Bhd.	551,951	492
MISC Bhd.	320,060	665
MR DIY Group M Bhd.	769,700	294
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  63 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Malaysia – 1.2%continued
Nestle Malaysia Bhd.	18,100	$444
Petronas Chemicals Group Bhd.	552,100	807
Petronas Dagangan Bhd.	68,300	369
Petronas Gas Bhd.	189,800	840
Press Metal Aluminium Holdings Bhd.	870,900	1,722
Public Bank Bhd.	3,464,405	4,029
QL Resources Bhd.	390,375	358
RHB Bank Bhd.	398,149	832
SD Guthrie Bhd.	526,465	787
Sunway Bhd.	626,800	746
Telekom Malaysia Bhd.	280,286	493
Tenaga Nasional Bhd.	648,250	2,237
YTL Corp. Bhd.	625,600	264
YTL Power International Bhd.	699,700	523
		29,999
Mexico – 2.2%
America Movil S.A.B. de C.V., Class B	4,354,268	5,537
Arca Continental S.A.B. de C.V.	129,505	1,492
Cemex S.A.B. de C.V., Class CPO	3,643,645	4,172
Coca-Cola Femsa S.A.B. de C.V.	127,322	1,240
Fibra Uno Administracion S.A. de C.V.	703,801	1,150
Fomento Economico Mexicano S.A.B. de C.V.	410,991	4,555
Gruma S.A.B. de C.V., Class B	35,660	653
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	71,165	1,021
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	92,352	2,274
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	42,821	1,444
Grupo Bimbo S.A.B. de C.V., Class A	310,454	1,040
Grupo Carso S.A.B. de C.V., Class A1	134,806	1,012
Grupo Comercial Chedraui S.A. de C.V.	90,494	530
Grupo Financiero Banorte S.A.B. de C.V., Class O	606,709	6,718
Grupo Financiero Inbursa S.A.B. de C.V., Class O	361,141	910
Grupo Mexico S.A.B. de C.V., Class B	745,678	7,976
Industrias Penoles S.A.B. de C.V.*	46,814	2,087
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	338,927	802
Prologis Property Mexico S.A. de C.V.	262,000	1,144
Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,835	694
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Mexico – 2.2%continued
Sigma Foods S.A.B. de C.V.	926,939	$927
Southern Copper Corp.	21,432	3,687
Wal-Mart de Mexico S.A.B. de C.V.	1,246,721	4,065
		55,130
Netherlands – 0.0%
Nebius Group N.V.(2) *	83,223	—
Peru – 0.3%
Cia de Minas Buenaventura S.A.A. ADR	40,091	1,445
Credicorp Ltd.	16,282	5,522
		6,967
Philippines – 0.3%
Ayala Corp.	62,327	521
Ayala Land, Inc.	1,586,860	423
Bank of the Philippine Islands	417,595	687
BDO Unibank, Inc.	557,120	1,041
International Container Terminal Services, Inc.	243,200	2,789
Jollibee Foods Corp.	117,233	344
Manila Electric Co.	62,490	636
Metropolitan Bank & Trust Co.	467,109	491
PLDT, Inc.	19,380	413
SM Investments Corp.	56,072	575
SM Prime Holdings, Inc.	2,505,513	847
		8,767
Poland – 1.1%
Allegro.eu S.A.*	198,776	1,427
Asseco Poland S.A.	13,695	627
Bank Millennium S.A.*	138,333	614
Bank Polska Kasa Opieki S.A.	43,020	2,543
Budimex S.A.	3,230	579
CD Projekt S.A.	14,956	962
Dino Polska S.A.*	118,202	1,078
KGHM Polska Miedz S.A.*	33,522	2,454
LPP S.A.	262	1,588
mBank S.A.*	3,650	1,086
ORLEN S.A.	139,776	5,037
PGE Polska Grupa Energetyczna S.A.*	211,357	613
Powszechna Kasa Oszczednosci Bank Polski S.A.	209,022	4,943
Powszechny Zaklad Ubezpieczen S.A.	148,703	2,609
See Notes to the Financial Statements.
EQUITY FUNDS 64 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Poland – 1.1%continued
Santander Bank Polska S.A.	9,661	$1,535
Zabka Group S.A.*	92,852	558
		28,253
Qatar – 0.6%
Al Rayan Bank	1,514,599	910
Commercial Bank PSQC (The)	771,544	904
Dukhan Bank	419,647	399
Industries Qatar QSC	361,601	1,057
Mesaieed Petrochemical Holding Co.	1,331,784	400
Nebras Energy	100,340	395
Ooredoo QPSC	222,848	763
Qatar Fuel QSC	160,054	636
Qatar Gas Transport Co. Ltd.	647,996	747
Qatar International Islamic Bank QSC	229,820	700
Qatar Islamic Bank QPSC	427,911	2,669
Qatar National Bank QPSC	1,121,435	5,261
		14,841
Romania – 0.0%
NEPI Rockcastle N.V.*	146,452	1,179
Russia – 0.0%
Alrosa PJSC(2) (4) *	695,290	—
Gazprom PJSC ADR(2) *	134	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
PhosAgro PJSC GDR(2) (4) *	224	—
Polyus PJSC(2) (4) *	93,590	—
Rosneft Oil Co. PJSC(2) (4) *	318,005	—
Sberbank of Russia PJSC(2) (4) *	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) *	56,000	—
Severstal PAO(2) (4) *	55,330	—
Severstal PAO GDR (Registered)(2) (4) *	1,839	—
Surgutneftegas PAO ADR(2) (4) *	4,629	—
VK CO Ltd. GDR(2) (4) *	30,900	—
VTB Bank PJSC(2) (4) *	160,113	—
VTB Bank PJSC GDR(2) (3) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (4) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2) (4) *	32,705	—
		—
Saudi Arabia – 3.0%
ACWA Power Co.*	35,933	1,663
Ades Holding Co.	73,467	354
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Saudi Arabia – 3.0%continued
Al Rajhi Bank	475,896	$13,553
Alinma Bank	298,566	2,303
Almarai Co. JSC	123,685	1,450
Arab National Bank	223,288	1,283
Arabian Internet & Communications Services Co.	5,701	297
Bank AlBilad	174,504	1,263
Bank Al-Jazira	143,283	448
Banque Saudi Fransi	291,134	1,545
Bupa Arabia for Cooperative Insurance Co.	18,772	885
Co for Cooperative Insurance (The)	18,696	638
Dar Al Arkan Real Estate Development Co.*	134,710	653
Dr. Sulaiman Al Habib Medical Services Group Co.	20,454	1,409
Elm Co.	5,630	804
Etihad Etisalat Co.	88,668	1,543
Jabal Omar Development Co.*	129,720	550
Jarir Marketing Co.	129,200	487
Makkah Construction & Development Co.	21,474	485
Mouwasat Medical Services Co.	23,031	446
Riyad Bank	362,216	2,854
SABIC Agri-Nutrients Co.	54,703	2,112
SAL Saudi Logistics Services	8,701	387
Saudi Arabian Mining Co.*	326,051	5,659
Saudi Arabian Oil Co.	1,462,804	10,666
Saudi Awwal Bank	247,453	2,465
Saudi Basic Industries Corp.	218,555	3,508
Saudi Energy Co.	209,115	945
Saudi Investment Bank (The)	156,500	552
Saudi National Bank (The)	702,812	7,823
Saudi Tadawul Group Holding Co.	11,247	422
Saudi Telecom Co.	479,027	5,423
Yanbu National Petrochemical Co.	63,280	600
		75,475
South Africa – 3.0%
Absa Group Ltd.	208,194	2,977
Bid Corp. Ltd.	83,467	2,011
Bidvest Group Ltd.	77,396	1,044
Capitec Bank Holdings Ltd.	20,821	5,112
Clicks Group Ltd.	56,313	964
Discovery Ltd.	138,876	2,042
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  65 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Africa – 3.0%continued
FirstRand Ltd.	1,202,579	$6,147
Gold Fields Ltd.	215,801	10,039
Harmony Gold Mining Co. Ltd.	136,989	2,113
Impala Platinum Holdings Ltd.	216,148	3,177
MTN Group Ltd.	415,940	4,826
Naspers Ltd., Class N	189,005	9,788
Nedbank Group Ltd.	108,402	1,715
Northam Platinum Holdings Ltd.	86,530	1,809
OUTsurance Group Ltd.	209,973	869
Pepkor Holdings Ltd.	827,635	1,113
Remgro Ltd.	115,298	1,297
Sanlam Ltd.	430,652	2,269
Sasol Ltd.*	139,612	1,861
Shoprite Holdings Ltd.	112,851	1,847
Sibanye Stillwater Ltd.	677,057	2,070
Standard Bank Group Ltd.	319,739	5,796
Valterra Platinum Ltd.	63,339	5,445
Vodacom Group Ltd.	145,741	1,246
		77,577
South Korea – 14.6%
Alteogen, Inc.	9,617	2,218
Amorepacific Corp.	7,058	645
APR Corp.	5,651	1,266
Celltrion, Inc.*	36,032	4,702
DB Insurance Co. Ltd.	10,964	1,198
Doosan Co. Ltd.	1,795	1,248
Doosan Enerbility Co. Ltd.*	107,210	6,617
Ecopro B.M. Co. Ltd.	11,833	1,523
Ecopro Co. Ltd.*	24,367	2,294
Hana Financial Group, Inc.	66,815	4,734
Hanjin Kal Corp.	5,437	400
Hankook Tire & Technology Co. Ltd.	16,769	598
Hanmi Semiconductor Co. Ltd.	10,329	1,762
Hanwha Aerospace Co. Ltd.	8,005	6,523
Hanwha Ocean Co. Ltd.*	33,014	2,623
Hanwha Systems Co. Ltd.	18,275	1,350
HD Hyundai Co. Ltd.	10,354	1,630
HD Hyundai Electric Co. Ltd.	5,664	3,160
HD Hyundai Heavy Industries Co. Ltd.	8,805	2,716
HD Hyundai Marine Solution Co. Ltd.	3,622	433
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,220	2,333
HLB, Inc.*	28,125	944
HMM Co. Ltd.	58,048	744
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Korea – 14.6%continued
HYBE Co. Ltd.*	5,799	$1,167
Hyosung Heavy Industries Corp.	1,354	2,226
Hyundai Engineering & Construction Co. Ltd.	18,909	1,795
Hyundai Glovis Co. Ltd.	9,032	1,249
Hyundai Mobis Co. Ltd.	14,258	3,667
Hyundai Motor Co.	32,052	9,553
Hyundai Rotem Co. Ltd.	18,440	2,052
Industrial Bank of Korea	67,443	962
Kakao Corp.	74,236	2,257
KakaoBank Corp.	41,840	672
KB Financial Group, Inc.	86,710	8,112
Kia Corp.	56,467	5,435
Korea Aerospace Industries Ltd.	17,385	1,880
Korea Electric Power Corp.	60,227	1,654
Korea Investment Holdings Co. Ltd.	10,236	1,399
Korean Air Lines Co. Ltd.	44,652	705
Krafton, Inc.*	6,701	1,127
KT&G Corp.	22,993	2,405
LG Chem Ltd.	11,957	2,379
LG Corp.	23,268	1,271
LG Display Co. Ltd.*	65,190	486
LG Electronics, Inc.	25,495	1,828
LG Energy Solution Ltd.*	11,360	2,987
LG Uplus Corp.	32,300	326
LIG Nex1 Co. Ltd.	3,097	1,213
LS Electric Co. Ltd.	3,629	1,748
Meritz Financial Group, Inc.*	18,222	1,350
Mirae Asset Securities Co. Ltd.	47,342	1,969
NAVER Corp.	33,746	4,500
NH Investment & Securities Co. Ltd.	31,852	629
POSCO Future M Co. Ltd.	8,636	1,170
POSCO Holdings, Inc.	17,480	3,863
Posco International Corp.	11,613	540
Samsung Biologics Co. Ltd.(3) *	2,802	2,794
Samsung C&T Corp.	20,649	3,506
Samsung Electro-Mechanics Co. Ltd.	13,608	3,720
Samsung Electronics Co. Ltd.	1,137,214	127,743
Samsung Episholdings Co. Ltd.*	1,825	601
Samsung Fire & Marine Insurance Co. Ltd.	7,358	2,133
Samsung Heavy Industries Co. Ltd.*	169,651	2,752
Samsung Life Insurance Co. Ltd.	19,493	2,737
Samsung SDI Co. Ltd.*	14,493	3,957
See Notes to the Financial Statements.
EQUITY FUNDS 66 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Korea – 14.6%continued
Samsung SDS Co. Ltd.	10,010	$995
Samyang Foods Co. Ltd.	933	748
Shinhan Financial Group Co. Ltd.	104,569	6,030
SK Biopharmaceuticals Co. Ltd.*	7,283	456
SK hynix, Inc.	131,125	71,318
SK Innovation Co. Ltd.	15,998	1,127
SK Square Co. Ltd.*	22,153	7,031
SK Telecom Co. Ltd.	24,185	1,237
SK, Inc.	8,775	1,779
S-Oil Corp.*	10,768	716
Woori Financial Group, Inc.	159,131	3,357
Yuhan Corp.	13,552	847
		371,821
Taiwan – 22.2%
Accton Technology Corp.	121,000	5,892
Advantech Co. Ltd.	114,661	1,160
Alchip Technologies Ltd.	18,644	1,513
ASE Technology Holding Co. Ltd.	795,055	8,722
Asia Cement Corp.	613,829	670
Asia Vital Components Co. Ltd.	79,250	5,120
ASPEED Technology, Inc.	7,300	2,518
Asustek Computer, Inc.	170,546	2,969
Bizlink Holding, Inc.	41,000	2,297
Caliway Biopharmaceuticals Co. Ltd.*	236,000	657
Catcher Technology Co. Ltd.	119,111	704
Cathay Financial Holding Co. Ltd.	2,316,850	5,183
Chailease Holding Co. Ltd.	359,169	1,235
Chang Hwa Commercial Bank Ltd.	1,647,053	1,063
China Airlines Ltd.	774,000	441
China Steel Corp.	2,783,800	1,661
Chroma ATE, Inc.	92,000	4,399
Chunghwa Telecom Co. Ltd.	898,260	3,749
Compal Electronics, Inc.	989,759	850
CTBC Financial Holding Co. Ltd.	3,979,707	6,470
Delta Electronics, Inc.	468,313	20,844
E Ink Holdings, Inc.	201,000	874
E.Sun Financial Holding Co. Ltd.	3,488,721	3,474
Elite Material Co. Ltd.	73,266	6,134
eMemory Technology, Inc.	16,000	1,392
Eva Airways Corp.	670,996	717
Evergreen Marine Corp. Taiwan Ltd.	253,544	1,585
Far Eastern New Century Corp.	790,587	655
Far EasTone Telecommunications Co. Ltd.	414,345	1,199
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Taiwan – 22.2%continued
First Financial Holding Co. Ltd.	2,835,253	$2,527
Formosa Chemicals & Fibre Corp.	808,499	1,143
Formosa Plastics Corp.	950,201	1,366
Fortune Electric Co. Ltd.	35,942	905
Fubon Financial Holding Co. Ltd.	2,012,668	5,480
Gigabyte Technology Co. Ltd.	126,994	898
Global Unichip Corp.	21,022	1,467
Globalwafers Co. Ltd.	62,709	845
Gold Circuit Electronics Ltd.	79,070	2,195
Hon Hai Precision Industry Co. Ltd.	3,025,248	18,202
Hon Precision, Inc.	19,512	2,244
Hotai Motor Co. Ltd.	76,361	1,169
Hua Nan Financial Holdings Co. Ltd.	2,142,305	2,256
Innolux Corp.	1,819,457	1,412
International Games System Co. Ltd.	55,187	1,315
Inventec Corp.	628,314	802
Jentech Precision Industrial Co. Ltd.	20,934	2,592
KGI Financial Holding Co. Ltd.	3,889,015	2,406
King Slide Works Co. Ltd.	14,000	1,419
King Yuan Electronics Co. Ltd.	267,000	2,307
Largan Precision Co. Ltd.	23,835	1,656
Lite-On Technology Corp.	475,964	2,140
Lotes Co. Ltd.	19,906	1,319
MediaTek, Inc.	366,091	17,727
Mega Financial Holding Co. Ltd.	2,833,700	3,440
Nan Ya Plastics Corp.	1,243,562	2,935
Novatek Microelectronics Corp.	141,988	1,708
Pegatron Corp.	513,527	1,236
PharmaEssentia Corp.	73,824	1,413
President Chain Store Corp.	134,220	944
Quanta Computer, Inc.	649,440	5,739
Realtek Semiconductor Corp.	119,832	1,820
Shanghai Commercial & Savings Bank (The) Ltd.	940,798	1,153
SinoPac Financial Holdings Co. Ltd.	2,978,705	2,911
Taiwan Business Bank	1,719,053	811
Taiwan Cooperative Financial Holding Co. Ltd.	2,559,032	1,887
Taiwan High Speed Rail Corp.	466,765	386
Taiwan Mobile Co. Ltd.	408,076	1,393
Taiwan Semiconductor Manufacturing Co. Ltd.	5,916,209	333,529
TCC Group Holdings Co. Ltd.	1,609,231	1,178
Teco Electric and Machinery Co. Ltd.	276,000	528
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  67 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Taiwan – 22.2%continued
TS Financial Holding Co. Ltd.	5,164,905	$3,801
Unimicron Technology Corp.	319,944	4,631
Uni-President Enterprises Corp.	1,131,150	2,525
United Microelectronics Corp.	2,714,175	4,852
Vanguard International Semiconductor Corp.	277,033	1,060
Wan Hai Lines Ltd.	148,005	359
Wistron Corp.	726,925	2,834
Wiwynn Corp.	27,000	2,848
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	399,500	3,188
Yang Ming Marine Transport Corp.	416,000	681
Yuanta Financial Holding Co. Ltd.	2,582,486	3,676
Zhen Ding Technology Holding Ltd.	179,850	1,201
		564,606
Thailand – 1.1%
Advanced Info Service PCL (Registered)	194,000	2,194
Advanced Info Service PCL NVDR	57,999	664
Airports of Thailand PCL NVDR†	1,035,500	1,674
Bangkok Dusit Medical Services PCL NVDR	2,723,100	1,570
Bumrungrad Hospital PCL NVDR	134,787	678
Central Pattana PCL NVDR	468,000	899
Charoen Pokphand Foods PCL NVDR	858,957	552
CP ALL PCL (Registered)	905,200	1,249
CP ALL PCL NVDR	356,436	499
Delta Electronics Thailand PCL NVDR†	747,700	6,072
Gulf Development PCL NVDR (Registered)	1,106,986	2,029
Kasikornbank PCL NVDR	144,800	847
Krung Thai Bank PCL (Registered)	515,250	549
Krung Thai Bank PCL NVDR	277,393	298
Minor International PCL NVDR†	815,030	545
PTT Exploration & Production PCL (Registered)	242,500	1,187
PTT Exploration & Production PCL NVDR†	94,643	463
PTT PCL (Registered)	1,835,000	1,947
PTT PCL NVDR	577,000	617
SCB X PCL (Registered)	145,800	641
SCB X PCL NVDR	54,476	240
Siam Cement (The) PCL (Registered)	51,000	320
Siam Cement (The) PCL NVDR†	131,998	847
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Thailand – 1.1%continued
TMBThanachart Bank PCL NVDR	6,009,400	$423
True Corp. PCL NVDR (Registered)	2,548,423	1,130
		28,134
Turkey – 0.4%
Akbank T.A.S.	752,307	1,140
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(5)	8	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	329,601	2,378
BIM Birlesik Magazalar A.S.	107,352	1,672
Eregli Demir ve Celik Fabrikalari T.A.S.	863,320	556
Ford Otomotiv Sanayi A.S.	161,855	374
Haci Omer Sabanci Holding A.S.	267,211	548
Is Gayrimenkul Yatirim Ortakligi A.S.(5)	1	—
KOC Holding A.S.	191,856	853
Turk Hava Yollari A.O.	134,583	890
Turkcell Iletisim Hizmetleri A.S.	295,456	714
Turkiye Is Bankasi A.S., Class C	1,986,419	599
Turkiye Petrol Rafinerileri A.S.	218,378	1,260
Yapi ve Kredi Bankasi A.S.*	856,628	650
		11,634
United Arab Emirates – 1.3%
Abu Dhabi Commercial Bank PJSC	757,877	2,579
Abu Dhabi Islamic Bank PJSC	358,377	2,027
Abu Dhabi National Oil Co. for Distribution PJSC	796,715	825
ADNOC Drilling Co. PJSC	751,279	1,054
Adnoc Gas PLC	1,434,651	1,255
ADNOC Logistics & Services	428,315	609
Air Arabia PJSC	595,478	662
Aldar Properties PJSC	911,506	1,952
Dubai Electricity & Water Authority PJSC	1,431,094	1,052
Dubai Islamic Bank PJSC	694,204	1,398
Emaar Development PJSC	243,573	907
Emaar Properties PJSC	1,582,160	5,108
Emirates NBD Bank PJSC	452,031	3,322
Emirates Telecommunications Group Co. PJSC	835,532	4,248
First Abu Dhabi Bank PJSC	1,055,151	4,912
Salik Co. PJSC	451,438	629
		32,539
United States – 0.3%
BeOne Medicines Ltd., Class H*	205,734	4,664
See Notes to the Financial Statements.
EQUITY FUNDS 68 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
United States – 0.3%continued
JBS N.V. BDR*	83,818	$1,500
JBS N.V., Class A*	10,930	196
Legend Biotech Corp. ADR*	16,311	295
		6,655
Total Common Stocks
(Cost $1,355,053)		2,442,309

PREFERRED STOCKS – 2.2% (1)
Brazil – 1.3%
Axia Energia, Class B, 3.24%(6)	57,841	718
Axia Energia, Class C*	88,981	971
Banco Bradesco S.A.*	1,256,594	4,653
Cia Energetica de Minas Gerais, 1.16%(6)	414,321	1,007
Gerdau S.A., 2.11%(6)	318,046	1,164
Itau Unibanco Holding S.A., 4.17%(6)	1,305,289	10,957
Itausa S.A., 5.44%(6)	1,422,528	3,823
Klabin S.A., 1.15%(5) (6)	3	—
Petroleo Brasileiro S.A. - Petrobras, 2.51%(6)	1,117,061	10,477
		33,770
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B*	33,925	2,745
Colombia – 0.1%
Grupo Cibest S.A., 6.68%(6)	105,067	1,931
South Korea – 0.7%
Hyundai Motor Co., 4.39%(6)	5,162	817
Hyundai Motor Co. (2nd Preferred), 4.34%(6)	8,354	1,342
Samsung Electronics Co. Ltd., 1.46%(6)	196,065	15,611
		17,770
Total Preferred Stocks
(Cost $28,694)		56,216

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(7) (8) (9)	3,726,519	$3,727
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(7) (8)	40,735,273	40,735
Total Investment Companies
(Cost $44,462)		44,462

Total Investments – 99.9%
(Cost $1,428,209)		2,542,987
Other Assets less Liabilities – 0.1%		3,253
Net Assets – 100.0%		$2,546,240

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately $3,543,000 or 0.1% of net assets.

(4)	Restricted security. At March 31, 2026, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
PhosAgro PJSC GDR	7/12/16-1/17/19	3
Polyus PJSC	11/30/17-3/25/21	1,046
Rosneft Oil Co. PJSC	3/16/17-3/5/21	1,951
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
Surgutneftegas PAO ADR	4/21/16	25
VK CO Ltd. GDR	11/30/20-3/5/21	880
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91
X5 Retail Group N.V. GDR (Registered)	5/31/18-2/18/21	953

(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of March 31, 2026 is disclosed.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  69 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
(9)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

BDR – Brazilian Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Hong Kong Dollar	2,576	United States Dollar	331	6/17/26	$1
Citibank	Korean Won	2,479,031	United States Dollar	1,684	6/17/26	32
JPMorgan Chase	Indian Rupee	11,276	United States Dollar	121	6/17/26	2
Morgan Stanley	South African Rand	4,908	United States Dollar	297	6/17/26	9
Morgan Stanley	Taiwan Dollar	35,797	United States Dollar	1,122	6/17/26	8
Subtotal Appreciation						52
Citibank	Brazilian Real	5,762	United States Dollar	1,092	6/17/26	(1)
Subtotal Depreciation						(1)
Total						$51
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI Emerging Markets Index (United States Dollar)	773	$56,220	Long	6/26	$(1,164)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	31.1%
Financials	21.4
Consumer Discretionary	10.2
Communication Services	7.9
Materials	7.1
Industrials	6.6
Energy	4.0
Consumer Staples	3.5
Health Care	3.1
Utilities	2.2
Real Estate	1.0
Short-Term Investments	1.8
Total Investments	99.9
Other Assets less Liabilities	0.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$91,624	$—	$—	$91,624
Chile	10,580	—	—	10,580
China	24,685	605,111	—	629,796
Colombia	2,164	—	—	2,164
Egypt	1,572	239	—	1,811
Kazakhstan	744	—	—	744
Mexico	55,130	—	—	55,130
Peru	6,967	—	—	6,967
See Notes to the Financial Statements.
EQUITY FUNDS 70 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
United States	$1,991	$4,664	$—	$6,655
All Other Countries(1)	—	1,636,838	—	1,636,838
Total Common Stocks	195,457	2,246,852	—	2,442,309
Preferred Stocks:
South Korea	—	17,770	—	17,770
All Other Countries(1)	38,446	—	—	38,446
Total Preferred Stocks	38,446	17,770	—	56,216
Investment Companies	44,462	—	—	44,462
Total Investments	$278,365	$2,264,622	$—	$2,542,987
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$52	$—	$52
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1)	—	(1)
Futures Contracts	(1,164)	—	—	(1,164)
Total Other Financial Instruments	$(1,164)	$51	$—	$(1,113)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$68,501	$64,774	$3,727	3,726,519	$8 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	48,840	450,583	458,688	40,735	40,735,273	2,265
Total	$48,840	$519,084	$523,462	$44,462	44,461,792	$2,273

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  71 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)
Australia – 4.6%
Abacus Group	150,237	$106
Abacus Storage King	163,252	157
Arena REIT	136,105	308
BWP Trust	201,955	520
Centuria Industrial REIT†	186,317	371
Charter Hall Long Wale REIT	212,403	493
Charter Hall Retail REIT	178,189	471
Charter Hall Social Infrastructure REIT	116,719	209
Dexus	357,887	1,473
Dexus Industria REIT	87,871	140
Gemlife Communities Group*	67,034	206
Goodman Group	684,157	12,179
GPT Group (The)	639,960	2,009
Growthpoint Properties Australia Ltd.	79,647	116
HomeCo Daily Needs REIT†	614,200	503
Ingenia Communities Group	143,168	398
Mirvac Group	1,314,853	1,621
National Storage REIT	466,166	892
Region Group	398,717	626
Scentre Group	1,751,454	4,041
Stockland	811,020	2,429
Vicinity Ltd.	1,297,516	2,105
Waypoint REIT Ltd.	212,142	345
		31,718
Austria – 0.1%
CA Immobilien Anlagen A.G.	10,049	284
CPI Europe A.G.*	11,740	213
		497
Belgium – 0.9%
Aedifica S.A.	27,968	2,258
Cofinimmo S.A.	2,615	247
Montea N.V.	6,768	519
Retail Estates N.V.	4,154	318
Shurgard Self Storage Ltd.	12,316	357
Vastned N.V.*	3,050	102
Warehouses De Pauw - C.V.A.	66,214	1,721
Xior Student Housing N.V.	13,849	426
		5,948
Brazil – 0.3%
Allos S.A.	118,959	695
Iguatemi S.A.	73,600	396
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Brazil – 0.3%continued
JHSF Participacoes S.A.	90,900	$164
Multiplan Empreendimentos Imobiliarios S.A.*	113,872	696
		1,951
Canada – 1.0%
Allied Properties Real Estate Investment Trust	27,047	179
Boardwalk Real Estate Investment Trust	8,382	379
BSR Real Estate Investment Trust	8,913	98
Canadian Apartment Properties REIT	24,455	624
Choice Properties Real Estate Investment Trust	54,369	600
Crombie Real Estate Investment Trust	18,180	206
CT Real Estate Investment Trust	18,261	217
Dream Industrial Real Estate Investment Trust	48,369	430
First Capital Real Estate Investment Trust	36,336	539
Granite Real Estate Investment Trust	9,665	568
H&R Real Estate Investment Trust	42,656	300
InterRent Real Estate Investment Trust	23,211	221
Killam Apartment Real Estate Investment Trust	20,637	237
Mainstreet Equity Corp.	1,543	195
Primaris Real Estate Investment Trust	19,478	242
RioCan Real Estate Investment Trust	49,552	676
Slate Grocery REIT, Class U	10,998	120
SmartCentres Real Estate Investment Trust	23,117	443
StorageVault Canada, Inc.	76,441	242
Vital Infrastructure Property Trust	39,726	151
		6,667
Chile – 0.3%
Parque Arauco S.A.	227,343	928
Plaza S.A.	255,130	1,086
		2,014
China – 1.6%
C&D International Investment Group Ltd.	309,549	499
China Jinmao Holdings Group Ltd.	1,826,042	304
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	173,600	215
China Overseas Grand Oceans Group Ltd.	600,500	182
China Overseas Land & Investment Ltd.	1,271,542	1,890
See Notes to the Financial Statements.
EQUITY FUNDS 72 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
China – 1.6%continued
China Resources Land Ltd.	1,080,898	$4,045
China Vanke Co. Ltd., Class A*	163,940	95
Country Garden Holdings Co. Ltd.*	5,547,000	229
Greentown China Holdings Ltd.	341,500	383
Guangdong Hong Kong Greater Bay Area Holdings Ltd.*	106,000	83
Hopson Development Holdings Ltd.*	348,773	120
Logan Group Co. Ltd.*	351,000	57
Longfor Group Holdings Ltd.	711,071	701
Poly Developments and Holdings Group Co. Ltd., Class A	252,000	214
Poly Property Group Co. Ltd.	711,000	159
Radiance Holdings Group Co. Ltd.*	213,000	37
Sasseur Real Estate Investment Trust	213,400	106
Seazen Group Ltd.*	803,904	215
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	108,216	82
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	31,500	156
Shenzhen Investment Ltd.*	871,191	78
Shui On Land Ltd.	1,178,777	77
Sunac China Holdings Ltd.*	3,027,000	411
Yanlord Land Group Ltd.* †	168,300	80
Yuexiu Property Co. Ltd.	509,674	247
		10,665
Egypt – 0.0%
Talaat Moustafa Group	241,029	329
Finland – 0.1%
Lumo Kodit OYJ	49,194	453
France – 1.7%
Altarea S.C.A.†	1,880	248
ARGAN S.A.	4,521	297
Carmila S.A.*	21,409	415
Covivio S.A./France	19,017	1,137
Gecina S.A.	15,563	1,231
ICADE* †	10,576	239
Klepierre S.A.	71,998	2,714
Mercialys S.A.	32,406	439
Nexity S.A.*	11,929	111
Unibail-Rodamco-Westfield*	40,877	4,569
		11,400
Germany – 1.5%
Aroundtown S.A.* †	256,797	678
Grand City Properties S.A.* †	22,509	234
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Germany – 1.5%continued
LEG Immobilien S.E.	25,595	$1,667
Sirius Real Estate Ltd.	494,119	607
TAG Immobilien A.G.	64,251	1,005
Vonovia S.E.	255,092	6,353
		10,544
Greece – 0.0%
LAMDA Development S.A.*	20,444	142
Hong Kong – 3.9%
Champion REIT	548,000	159
CK Asset Holdings Ltd.	647,500	3,699
Fortune Real Estate Investment Trust	500,000	298
Hang Lung Group Ltd.	277,000	528
Hang Lung Properties Ltd.	610,674	686
Henderson Land Development Co. Ltd.	487,555	1,808
Hongkong Land Holdings Ltd.	363,918	2,846
Hysan Development Co. Ltd.	202,045	492
K Wah International Holdings Ltd.	435,000	123
Kerry Properties Ltd.	199,599	560
Link REIT	874,626	4,050
Sino Land Co. Ltd.	1,238,258	1,845
Sun Hung Kai Properties Ltd.	486,425	8,244
Wharf Real Estate Investment Co. Ltd.	563,317	1,633
Yuexiu Real Estate Investment Trust	779,477	77
		27,048
India – 1.3%
Aditya Birla Real Estate Ltd.	17,630	211
Anant Raj Ltd.	39,586	176
Brigade Enterprises Ltd.	45,708	316
Brookfield India Real Estate Trust	155,554	532
DLF Ltd.	251,198	1,347
Embassy Office Parks REIT	283,332	1,259
Godrej Properties Ltd.*	50,456	790
Lodha Developers Ltd.	100,645	730
Mahindra Lifespace Developers Ltd.	31,813	99
Mindspace Business Parks REIT	75,144	357
NESCO Ltd.	7,499	81
Nexus Select Trust	281,008	447
Oberoi Realty Ltd.	43,972	664
Phoenix Mills (The) Ltd.	65,196	1,069
Prestige Estates Projects Ltd.	56,835	682
SignatureGlobal India Ltd.*	10,712	81
Sunteck Realty Ltd.	19,915	58
		8,899
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  73 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Indonesia – 0.0%
Ciputra Development Tbk PT	3,119,536	$131
Pakuwon Jati Tbk PT	4,288,140	86
Rimo International Lestari Tbk PT(2) *	42,545,100	—
		217
Ireland – 0.0%
Irish Residential Properties REIT PLC	165,553	194
Israel – 1.3%
Africa Israel Residences Ltd.	2,162	165
Amot Investments Ltd.	83,424	511
Amram Avraham Construction Co. Ltd.*	7,842	97
Aura Investments Ltd.	54,003	327
Azrieli Group Ltd.	14,304	1,916
Blue Square Real Estate Ltd.	1,818	225
Electra Real Estate Ltd.*	10,718	179
Israel Canada T.R Ltd.	62,818	351
Isras Holdings Ltd.*	1,262	123
Isras Investment Co. Ltd.	452	116
Mega Or Holdings Ltd.	8,071	1,289
Melisron Ltd.	7,956	1,030
Mivne Real Estate KD Ltd.	193,408	802
Prashkovsky Investments and Construction Ltd.*	2,607	122
REIT 1 Ltd.	65,098	467
Sella Capital Real Estate Ltd.	82,780	267
Summit Real Estate Holdings Ltd.	12,045	207
YH Dimri Construction & Development Ltd.	3,391	458
		8,652
Japan – 9.8%
Activia Properties, Inc.	694	615
Advance Residence Investment Corp.	973	996
AEON REIT Investment Corp.	544	430
Comforia Residential REIT, Inc.	684	468
CRE Logistics REIT, Inc.	191	192
Daiwa House Industry Co. Ltd.	187,300	5,855
Daiwa House REIT Investment Corp.	1,445	1,141
Daiwa Office Investment Corp.	178	370
Daiwa Securities Living Investments Corp.	698	469
Frontier Real Estate Investment Corp.	802	428
Fukuoka REIT Corp.	224	241
Global One Real Estate Investment Corp.	335	255
GLP J-REIT	1,539	1,262
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Japan – 9.8%continued
Goldcrest Co. Ltd.	5,600	$118
Hankyu Hanshin REIT, Inc.	203	187
Heiwa Real Estate Co. Ltd.	13,500	207
Heiwa Real Estate REIT, Inc.	384	347
Hoshino Resorts REIT, Inc.	205	315
Hulic Co. Ltd.	153,740	1,790
Hulic REIT, Inc.	449	457
Ichigo Office REIT Investment Corp.	324	189
Ichigo, Inc.	67,800	201
Industrial & Infrastructure Fund Investment Corp.	790	707
Invincible Investment Corp.	2,596	977
Japan Excellent, Inc.	371	334
Japan Hotel REIT Investment Corp.	1,978	936
Japan Logistics Fund, Inc.	847	511
Japan Metropolitan Fund Invest	2,382	1,677
Japan Prime Realty Investment Corp.	1,153	708
Japan Real Estate Investment Corp.	2,118	1,560
Katitas Co. Ltd.	17,600	354
KDX Realty Investment Corp.	1,363	1,385
Keihanshin Building Co. Ltd.	11,200	138
LaSalle Logiport REIT	619	581
Leopalace21 Corp.	70,400	286
Mirai Corp.	649	196
MIRARTH Real Estate Investment Corp.	322	176
Mitsubishi Estate Co. Ltd.	356,980	9,878
Mitsubishi Estate Logistics REIT Investment Corp.	475	374
Mitsui Fudosan Accommodations Fund, Inc.	824	697
Mitsui Fudosan Co. Ltd.	887,286	9,391
Mitsui Fudosan Logistics Park, Inc.	1,106	789
Mori Hills REIT Investment Corp.	488	408
Mori Trust REIT, Inc.	906	409
Nippon Building Fund, Inc.	2,584	2,169
Nippon Prologis REIT, Inc.	2,226	1,199
NIPPON REIT Investment Corp.	603	339
Nomura Real Estate Holdings, Inc.	187,000	1,203
Nomura Real Estate Master Fund, Inc.	1,303	1,289
NTT UD REIT Investment Corp.	487	426
Orix JREIT, Inc.	1,736	1,060
Samty Residential Investment Corp.†	104	69
Sekisui House REIT, Inc.	1,388	786
SOSiLA Logistics REIT, Inc.	227	174
See Notes to the Financial Statements.
EQUITY FUNDS 74 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Japan – 9.8%continued
Star Asia Investment Corp.	958	$335
Sumitomo Realty & Development Co. Ltd.	204,250	5,742
Sun Frontier Fudousan Co. Ltd.	9,700	163
Tokyo Tatemono Co. Ltd.	63,500	1,458
Tokyu REIT, Inc.	274	341
Tosei Corp.	20,000	200
United Urban Investment Corp.	1,026	1,107
		67,065
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	557,646	325
Kuwait Real Estate Co. K.S.C.*	314,383	345
Mabanee Co. KPSC	228,218	669
National Real Estate Co. KPSC*	504,647	113
Salhia Real Estate Co. K.S.C.P.	147,171	188
		1,640
Malaysia – 0.4%
Axis Real Estate Investment Trust	529,362	251
Eco World Development Group Bhd.	449,400	226
IGB Real Estate Investment Trust	622,500	425
IOI Properties Group Bhd.	480,900	397
KSL Holdings Bhd.	102,900	76
Mah Sing Group Bhd.	411,200	103
Matrix Concepts Holdings Bhd.	390,050	123
Pavilion Real Estate Investment Trust	626,800	269
Sime Darby Property Bhd.	1,055,400	330
SP Setia Bhd. Group	782,069	168
Sunway Real Estate Investment Trust	577,900	330
UEM Sunrise Bhd.	383,600	44
		2,742
Mexico – 0.8%
Concentradora Fibra Danhos S.A. de C.V.	104,953	167
Corp. Inmobiliaria Vesta S.A.B. de C.V.	291,200	972
FIBRA Macquarie Mexico	274,426	632
Fibra MTY S.A.P.I. de C.V.	850,360	720
Fibra Uno Administracion S.A. de C.V.	949,633	1,551
Prologis Property Mexico S.A. de C.V.	360,161	1,572
		5,614
Netherlands – 0.1%
Eurocommercial Properties N.V.	15,247	465
Wereldhave N.V.	12,815	318
		783
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
New Zealand – 0.1%
Goodman Property Trust	370,657	$404
Kiwi Property Group Ltd.	557,909	292
		696
Norway – 0.1%
Entra ASA	15,922	173
Public Property Invest A.S.	77,241	173
		346
Philippines – 0.4%
AREIT, Inc.	386,400	252
Ayala Land, Inc.	2,107,181	562
Megaworld Corp.	3,048,001	105
RL Commercial REIT, Inc.	2,376,400	260
Robinsons Land Corp.	459,896	133
SM Prime Holdings, Inc.	3,318,553	1,122
		2,434
Qatar – 0.0%
United Development Co. QSC	565,258	137
Romania – 0.2%
NEPI Rockcastle N.V.*	200,456	1,613
Saudi Arabia – 0.5%
Al Rajhi REIT	88,920	192
Arabian Centres Co.	73,380	334
Arriyadh Development Co.	37,737	190
Dar Al Arkan Real Estate Development Co.*	181,153	878
Emaar Economic City*	58,192	151
Jadwa REIT Saudi Fund	61,529	184
Makkah Construction & Development Co.	33,458	756
Retal Urban Development Co.	78,432	283
Taiba Investments Co.	44,221	436
		3,404
Singapore – 2.8%
AIMS APAC REIT	193,982	217
CapitaLand Ascendas REIT	1,311,134	2,533
CapitaLand Ascott Trust	918,414	631
CapitaLand China Trust	425,827	212
Capitaland India Trust	319,055	253
CapitaLand Integrated Commercial Trust	2,041,914	3,667
CDL Hospitality Trusts	258,652	167
Centurion Accommodation REIT	148,100	127
Centurion Corp. Ltd.	67,500	78
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  75 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Singapore – 2.8%continued
City Developments Ltd.	170,000	$1,095
Digital Core REIT Management Pte Ltd.	286,600	140
ESR-REIT	207,367	365
Far East Hospitality Trust	338,203	148
Frasers Centrepoint Trust	432,309	736
Frasers Logistics & Commercial Trust	964,346	674
Keppel DC REIT	686,303	1,168
Keppel REIT	1,092,120	758
Lendlease Global Commercial REIT	756,001	316
Mapletree Industrial Trust	729,555	1,103
Mapletree Logistics Trust†	1,174,826	1,054
Mapletree Pan Asia Commercial Trust	803,761	828
NTT DC REIT*	252,400	231
Parkway Life Real Estate Investment Trust	156,400	488
Starhill Global REIT	509,290	213
Stoneweg Europe Stapled Trust	126,771	216
Suntec Real Estate Investment Trust	625,491	714
UOL Group Ltd.	158,197	1,205
		19,337
South Africa – 0.6%
Equites Property Fund Ltd.	275,890	276
Fortress Real Estate Investments Ltd., Class B	417,824	547
Growthpoint Properties Ltd.	1,157,345	1,112
Hyprop Investments Ltd.	136,057	434
Redefine Properties Ltd.	2,295,140	811
Resilient REIT Ltd.	99,195	467
Vukile Property Fund Ltd.	467,989	615
		4,262
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	57,998	165
LOTTE REIT Co. Ltd.	48,366	147
SK REITs Co. Ltd.	53,192	216
		528
Spain – 0.4%
Colonial SFL Socimi S.A.	91,656	544
Merlin Properties Socimi S.A.	131,883	2,146
		2,690
Sweden – 1.5%
Atrium Ljungberg AB, Class B	90,983	284
Castellum AB	122,995	1,429
Catena AB	14,728	691
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Sweden – 1.5%continued
Cibus Nordic Real Estate AB publ	23,706	$358
Corem Property Group AB, Class B†	180,018	64
Dios Fastigheter AB	36,293	242
Fabege AB	66,897	540
Fastighets AB Balder, Class B*	237,381	1,396
FastPartner AB, Class A	11,955	54
Hufvudstaden AB, Class A	36,121	459
Intea Fastigheter AB	40,053	298
Logistea AB, Class B	109,685	152
NP3 Fastigheter AB	11,763	308
Nyfosa AB	56,436	392
Pandox AB	36,381	696
Platzer Fastigheter Holding AB, Class B	18,394	133
Sagax AB, Class B	74,348	1,386
Samhallsbyggnadsbolaget i Norden AB* †	350,042	139
Sveafastigheter AB*	19,921	74
Wallenstam AB, Class B	131,698	574
Wihlborgs Fastigheter AB	90,425	829
		10,498
Switzerland – 1.7%
Allreal Holding A.G. (Registered)	4,961	1,404
Hiag Immobilien Holding A.G.	1,509	255
International Workplace Group PLC	242,002	567
Intershop Holding A.G.	1,936	408
Mobimo Holding A.G. (Registered)	2,531	1,207
PSP Swiss Property A.G. (Registered)	15,363	3,058
Swiss Prime Site A.G. (Registered)	26,938	4,564
		11,463
Taiwan – 0.3%
Chong Hong Construction Co. Ltd.	61,745	152
Da-Li Development Co. Ltd.	85,613	127
Farglory Land Development Co. Ltd.	85,462	190
Highwealth Construction Corp.	455,118	499
Huaku Development Co. Ltd.	96,890	367
Kindom Development Co. Ltd.	120,190	121
Ruentex Development Co. Ltd.	516,955	406
Sakura Development Co. Ltd.	119,153	181
		2,043
Thailand – 0.4%
Amata Corp. PCL NVDR	247,035	145
AP Thailand PCL (Registered)	441,405	112
AP Thailand PCL NVDR	372,504	96
See Notes to the Financial Statements.
EQUITY FUNDS 76 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Thailand – 0.4%continued
Central Pattana PCL (Registered)	581,626	$1,098
Central Pattana PCL NVDR	84,098	162
Land & Houses PCL NVDR†	2,565,100	295
Sansiri PCL NVDR	4,424,866	185
Supalai PCL (Registered)	280,445	139
Supalai PCL NVDR	78,600	39
WHA Corp. PCL NVDR	2,700,600	350
		2,621
Turkey – 0.1%
Peker Gayrimenkul Yatirim Ortakligi A.S.*	1,472,181	478
Reysas Gayrimenkul Yatirim Ortakligi A.S.*	201,004	133
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	72,904	142
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	321,743	166
		919
United Arab Emirates – 0.7%
Aldar Properties PJSC	1,292,049	2,766
Deyaar Development PJSC	386,459	84
Dubai Residential REIT	693,338	209
Emaar Development PJSC	337,967	1,259
RAK Properties PJSC*	498,238	129
		4,447
United Kingdom – 2.6%
Big Yellow Group PLC	61,464	695
British Land (The) Co. PLC	330,976	1,583
Derwent London PLC	35,804	747
Grainger PLC	237,991	512
Great Portland Estates PLC	110,699	415
Hammerson PLC	180,530	718
Home REIT PLC(2) *	484,349	122
Land Securities Group PLC	236,271	1,753
Lighthouse Properties PLC	383,702	169
LondonMetric Property PLC	738,387	1,778
Primary Health Properties PLC	858,016	1,040
Safestore Holdings PLC	74,300	627
Segro PLC	431,650	3,754
Shaftesbury Capital PLC	483,001	819
Supermarket Income REIT PLC	431,451	454
Target Healthcare REIT PLC	213,683	285
Tritax Big Box REIT PLC	743,284	1,401
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United Kingdom – 2.6%continued
UNITE Group (The) PLC	147,078	$887
Workspace Group PLC	47,659	217
		17,976
United States – 55.9%
Acadia Realty Trust	42,788	818
Agree Realty Corp.	38,311	2,888
Alexander's, Inc.	776	183
Alexandria Real Estate Equities, Inc.	51,701	2,400
American Assets Trust, Inc.	16,452	303
American Healthcare REIT, Inc.	59,223	2,793
American Homes 4 Rent, Class A	111,951	3,126
Americold Realty Trust, Inc.†	96,066	1,101
Apartment Investment and Management Co., Class A	44,220	180
Apple Hospitality REIT, Inc.†	75,568	870
AvalonBay Communities, Inc.	47,320	7,730
Brandywine Realty Trust	55,383	150
Brixmor Property Group, Inc.	102,806	2,961
Broadstone Net Lease, Inc.	62,239	1,137
BXP, Inc.	50,806	2,637
Camden Property Trust	35,443	3,461
CareTrust REIT, Inc.	74,754	2,740
CBL & Associates Properties, Inc.	5,190	199
Centerspace	5,819	334
COPT Defense Properties	37,588	1,150
Cousins Properties, Inc.	56,768	1,281
CubeSmart	76,602	2,807
Curbline Properties Corp.	31,059	801
DiamondRock Hospitality Co.	70,314	659
Digital Realty Trust, Inc.	115,060	20,735
Diversified Healthcare Trust	59,842	397
Douglas Emmett, Inc.	57,636	543
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	14,275	306
EastGroup Properties, Inc.	17,873	3,308
Empire State Realty Trust, Inc., Class A	47,781	248
Equinix, Inc.	32,926	32,275
Equity LifeStyle Properties, Inc.	61,762	3,855
Equity Residential	120,762	7,143
Essex Property Trust, Inc.	21,492	5,201
Extra Space Storage, Inc.	70,966	9,306
Federal Realty Investment Trust	27,434	2,914
First Industrial Realty Trust, Inc.	44,431	2,570
Four Corners Property Trust, Inc.	35,006	828
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  77 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 55.9%continued
Getty Realty Corp.	18,693	$594
Gladstone Commercial Corp.	14,553	166
Global Net Lease, Inc.	67,940	636
Healthcare Realty Trust, Inc.	110,675	1,880
Healthpeak Properties, Inc.	233,898	3,843
Highwoods Properties, Inc.	36,768	787
Host Hotels & Resorts, Inc.	231,551	4,437
Howard Hughes Holdings, Inc.*	10,672	675
Hudson Pacific Properties, Inc.*	17,517	104
Independence Realty Trust, Inc.	78,916	1,175
Innovative Industrial Properties, Inc.†	9,502	477
InvenTrust Properties Corp.	25,439	775
Invitation Homes, Inc.	194,300	4,828
Iron Mountain, Inc.	98,835	10,095
JBG SMITH Properties†	18,390	269
Kennedy-Wilson Holdings, Inc.	35,942	389
Kilroy Realty Corp.†	38,362	1,082
Kimco Realty Corp.	227,828	5,119
Kite Realty Group Trust	71,655	1,759
LTC Properties, Inc.	15,918	592
LXP Industrial Trust	19,363	896
Macerich (The) Co.	85,334	1,613
Medical Properties Trust, Inc.†	171,295	793
Mid-America Apartment Communities, Inc.	39,065	4,771
National Health Investors, Inc.	15,758	1,274
National Storage Affiliates Trust	23,836	900
NETSTREIT Corp.†	28,907	544
NexPoint Residential Trust, Inc.	7,498	187
NNN REIT, Inc.	63,159	2,655
Omega Healthcare Investors, Inc.	99,152	4,345
Park Hotels & Resorts, Inc.†	64,995	684
Pebblebrook Hotel Trust	36,249	458
Phillips Edison & Co., Inc.	41,769	1,563
Piedmont Realty Trust, Inc.*	41,571	273
Prologis, Inc.	311,418	41,163
Public Storage	52,840	14,313
Realty Income Corp.	308,085	18,849
Regency Centers Corp.	58,524	4,428
Rexford Industrial Realty, Inc.	77,402	2,533
RLJ Lodging Trust†	45,390	337
Ryman Hospitality Properties, Inc.	20,124	1,857
Sabra Health Care REIT, Inc.	84,487	1,625
Saul Centers, Inc.	5,039	164
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 55.9%continued
Sila Realty Trust, Inc.	19,034	$451
Simon Property Group, Inc.	109,508	20,427
SL Green Realty Corp.†	23,905	883
Smartstop Self Storage REIT, Inc.†	19,231	582
St. Joe (The) Co.	12,670	796
STAG Industrial, Inc.	62,442	2,252
Sun Communities, Inc.	41,265	5,198
Sunstone Hotel Investors, Inc.	58,954	531
Tanger, Inc.	38,495	1,308
Terreno Realty Corp.	34,676	2,130
UDR, Inc.	104,611	3,534
UMH Properties, Inc.	28,491	411
Urban Edge Properties	42,783	855
Ventas, Inc.	157,508	12,881
Veris Residential, Inc.	27,575	520
Vornado Realty Trust	55,274	1,437
Welltower, Inc.	230,013	45,476
Whitestone REIT	16,407	265
WP Carey, Inc.	73,562	4,999
Xenia Hotels & Resorts, Inc.	32,451	481
		383,662
Total Common Stocks
(Cost $432,368)		674,258

RIGHTS – 0.0%
Singapore – 0.0%
CapitaLand Ascendas*	36,711	3
Total Rights
(Cost $—)		3

See Notes to the Financial Statements.
EQUITY FUNDS 78 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(3) (4) (5)	6,686,984	$6,687
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	5,002,243	5,002
Total Investment Companies
(Cost $11,689)		11,689

Total Investments – 100.0%
(Cost $444,057)		685,950
Liabilities less Other Assets – (0.0%)		(146)
Net Assets – 100.0%		$685,804

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2026 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Canadian Dollar	361	United States Dollar	266	6/17/26	$6
Citibank	Hong Kong Dollar	1,550	United States Dollar	199	6/17/26	1
Citibank	Korean Won	13,475	United States Dollar	9	6/17/26	—*
JPMorgan Chase	Euro	530	United States Dollar	616	6/17/26	2
JPMorgan Chase	Japanese Yen	63,083	United States Dollar	400	6/17/26	—*
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	Norwegian Krone	860	United States Dollar	89	6/17/26	$—*
Toronto-Dominion Bank	British Pound	615	United States Dollar	823	6/17/26	9
UBS	Swiss Franc	479	United States Dollar	619	6/17/26	14
Subtotal Appreciation						32
Bank of Montreal	United States Dollar	617	Hong Kong Dollar	4,808	6/17/26	(1)
BNP Paribas	United States Dollar	54	Singapore Dollar	69	6/17/26	(1)
Citibank	Brazilian Real	205	United States Dollar	39	6/17/26	(— )*
JPMorgan Chase	Japanese Yen	57,020	United States Dollar	362	6/17/26	(— )*
JPMorgan Chase	United States Dollar	238	Indian Rupee	22,085	6/17/26	(5)
Morgan Stanley	United States Dollar	165	Australian Dollar	232	6/17/26	(5)
Morgan Stanley	United States Dollar	28	Swedish Krona	255	6/17/26	(1)
Morgan Stanley	United States Dollar	65	Taiwan Dollar	2,061	6/17/26	(— )*
Toronto-Dominion Bank	Euro	1,561	United States Dollar	1,811	6/17/26	(— )*
Subtotal Depreciation						(13)
Total						$19

*	Amount rounds to less than one thousand.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P MidCap 400 (United States Dollar)	14	$4,755	Long	6/26	$40
MSCI EAFE Index (United States Dollar)	38	5,512	Long	6/26	(4)
S&P/TSX 60 Index (Canadian Dollar)	7	1,920	Long	6/26	(2)
Total					$34

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  79 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued	March 31, 2026
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	98.3%
Short-Term Investments	1.7
Total Investments	100.0
Liabilities less Other Assets	(0.0)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$1,951	$—	$—	$1,951
Canada	6,667	—	—	6,667
Chile	2,014	—	—	2,014
Egypt	329	—	—	329
Mexico	5,614	—	—	5,614
United Kingdom	—	17,854	122	17,976
United States	383,662	—	—	383,662
All Other Countries(1)	—	256,045	—	256,045
Total Common Stocks	400,237	273,899	122	674,258
Rights	—	3	—	3
Investment Companies	11,689	—	—	11,689
Total Investments	$411,926	$273,902	$122	$685,950
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$32	$—	$32
Futures Contracts	40	—	—	40
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13)	—	(13)
Futures Contracts	(6)	—	—	(6)
Total Other Financial Instruments	$34	$19	$—	$53

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$42,160	$35,473	$6,687	6,686,984	$12 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,255	167,495	172,748	5,002	5,002,243	318
Total	$10,255	$209,655	$208,221	$11,689	11,689,227	$330

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
EQUITY FUNDS 80 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 102.9%
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	154,506	$5,069
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	64,503	1,555
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	31,908	2,999
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	92,428	6,212
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	10,274	567
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	46,280	11,170
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	25,042	1,601
FlexShares® U.S. Quality Low Volatility Index Fund(1)	72,722	5,228
iShares 20+ Year Treasury Bond ETF	21,018	1,822
iShares 3-7 Year Treasury Bond ETF	58,346	6,920
iShares 7-10 Year Treasury Bond ETF	34,617	3,304
iShares Expanded Tech-Software Sector ETF	16,023	1,283
iShares MBS ETF	29,363	2,788
Northern Funds - Fixed Income Fund(1)	838,325	7,503
Northern Funds - High Yield Fixed Income Fund(1)	246,309	1,480
Northern Funds - International Equity Index Fund(1)	223,516	3,961
Northern Funds - Small Cap Core Fund(1)	85,945	2,123
Northern Funds - Stock Index Fund(1)	197,777	12,856
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	3,835,957	3,836
Total Investment Companies
(Cost $68,563)		82,277

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.70%, 5/7/26(4) (5)	$51	$51
Total Short-Term Investments
(Cost $51)		51

Total Investments – 103.0%
(Cost $68,614)		82,328
Liabilities less Other Assets – (3.0%)		(2,393)
NET ASSETS – 100.0%		$79,935

(1)
Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds,
Northern Institutional Funds and FlexShares Trust.

(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2026 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  81 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	March 31, 2026
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
U.S. Treasury Long Bond	12	$1,367	Long	6/26	$(45)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$82,277	$—	$—	$82,277
Short-Term Investments	—	51	—	51
Total Investments	$82,277	$51	$—	$82,328
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(45)	$—	$—	$(45)
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	$2,071	$2,885	$539	$554	$98	$5,069	154,506	$154
FlexShares® Global Quality Real Estate Index Fund	771	—	721	50	(100)	—	—	—
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	1,564	—	—	(9)	—	1,555	64,503	68
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,507	—	1,308	546	254	2,999	31,908	127
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	4,834	1,314	1,209	1,143	130	6,212	92,428	220
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	—	1,645	1,266	60	128	567	10,274	2
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	8,968	972	295	1,490	35	11,170	46,280	133
FlexShares® STOXX Global Broad Infrastructure Index Fund	807	2,359	1,607	100	(58)	1,601	25,042	139
FlexShares® U.S. Quality Low Volatility Index Fund	4,794	—	—	434	—	5,228	72,722	84
Northern Funds - Fixed Income Fund	11,746	—	4,279	68	(32)	7,503	838,325	381
Northern Funds - High Yield Fixed Income Fund	2,364	—	865	6	(25)	1,480	246,309	105
Northern Funds - International Equity Index Fund	4,372	—	1,194	607	176	3,961	223,516	159
Northern Funds - Small Cap Core Fund	1,799	242	271	82	271	2,123	85,945	60
Northern Funds - Stock Index Fund	18,330	1,276	8,651	1,343	558	12,856	197,777	136
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,162	14,278	11,604	—	—	3,836	3,835,957	121
Total	$67,089	$24,971	$33,809	$6,474	$1,435	$66,160	5,925,492	$1,889
See Notes to the Financial Statements.
EQUITY FUNDS 82 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

INCOME EQUITY FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.6%
General Electric Co.	4,805	$1,364
Lockheed Martin Corp.	5,058	3,057
		4,421
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	18,356	1,806
Automobiles – 0.9%
Tesla, Inc.(1) *	6,822	2,536
Banks – 3.9%
Bank of America Corp.	5,937	289
Citigroup, Inc.	35,960	4,078
Cullen/Frost Bankers, Inc.	6,503	892
Fifth Third Bancorp	19,136	889
First Hawaiian, Inc.	32,947	812
JPMorgan Chase & Co.	9,047	2,661
Truist Financial Corp.	31,045	1,427
		11,048
Beverages – 0.1%
PepsiCo, Inc.	2,025	314
Biotechnology – 3.7%
AbbVie, Inc.	21,467	4,669
Amgen, Inc.	7,242	2,548
Gilead Sciences, Inc.	22,866	3,187
		10,404
Broadline Retail – 3.0%
Amazon.com, Inc.(1) *	35,332	7,359
eBay, Inc.	12,034	1,095
		8,454
Capital Markets – 2.7%
Franklin Resources, Inc.†	57,491	1,358
Invesco Ltd.	62,628	1,521
Lazard, Inc.	12,521	532
Morgan Stanley	6,854	1,128
State Street Corp.	12,147	1,537
T. Rowe Price Group, Inc.	17,017	1,534
		7,610
Chemicals – 0.7%
CF Industries Holdings, Inc.	9,339	1,213
Scotts Miracle-Gro (The) Co.	12,731	774
		1,987
Communications Equipment – 1.6%
Cisco Systems, Inc.	57,441	4,457
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Consumer Finance – 0.3%
OneMain Holdings, Inc.	16,045	$858
Consumer Staples Distribution & Retail – 0.4%
Costco Wholesale Corp.	1,024	1,020
Diversified Consumer Services – 0.3%
H&R Block, Inc.	27,951	887
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	82,014	2,378
Comcast Corp., Class A	35,262	1,012
Verizon Communications, Inc.	49,545	2,487
		5,877
Electric Utilities – 2.6%
Duke Energy Corp.	19,317	2,529
Edison International	22,310	1,633
FirstEnergy Corp.	30,895	1,565
Southern (The) Co.	16,169	1,561
		7,288
Electrical Equipment – 2.7%
Emerson Electric Co.	9,810	1,285
GE Vernova, Inc.	4,825	4,212
Rockwell Automation, Inc.	3,703	1,329
Vertiv Holdings Co., Class A	3,274	820
		7,646
Financial Services – 1.7%
Berkshire Hathaway, Inc., Class B*	3,356	1,608
Equitable Holdings, Inc.	9,414	349
Fidelity National Information Services, Inc.	19,853	931
MGIC Investment Corp.	10,949	288
UWM Holdings Corp.†	222,532	806
Western Union (The) Co.†	89,151	778
		4,760
Food Products – 0.4%
General Mills, Inc.	27,316	1,017
Gas Utilities – 0.4%
MDU Resources Group, Inc.	10,164	211
UGI Corp.	22,911	834
		1,045
Ground Transportation – 1.3%
Old Dominion Freight Line, Inc.	4,592	897
Union Pacific Corp.	11,864	2,879
		3,776
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  83 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Equipment & Supplies – 0.2%
ResMed, Inc.	2,971	$667
Health Care Providers & Services – 0.2%
McKesson Corp.	462	400
UnitedHealth Group, Inc.	760	205
		605
Health Care Real Estate Investment Trusts – 0.1%
Omega Healthcare Investors, Inc.	4,520	198
Hotel & Resort Real Estate Investment Trusts – 0.1%
Host Hotels & Resorts, Inc.	21,080	404
Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.	134	564
Las Vegas Sands Corp.	2,677	144
Vail Resorts, Inc.†	6,463	829
Wendy's (The) Co.†	49,412	344
Yum! Brands, Inc.	4,002	622
		2,503
Household Products – 2.3%
Clorox (The) Co.	11,619	1,204
Kimberly-Clark Corp.	11,754	1,134
Procter & Gamble (The) Co.	28,971	4,185
		6,523
Independent Power & Renewable Electricity Producers – 0.3%
Brookfield Renewable Corp.†	8,987	358
Vistra Corp.	2,823	424
		782
Industrial Conglomerates – 0.2%
Honeywell International, Inc.	2,163	489
Insurance – 2.2%
Aflac, Inc.	12,650	1,388
MetLife, Inc.	20,172	1,427
Old Republic International Corp.	17,356	692
Principal Financial Group, Inc.	10,994	991
Prudential Financial, Inc.	16,778	1,639
		6,137
Interactive Media & Services – 6.5%
Alphabet, Inc., Class A(1)	50,535	14,532
Meta Platforms, Inc., Class A(1)	6,457	3,694
		18,226
IT Services – 1.6%
Accenture PLC, Class A	11,048	2,191
Amdocs Ltd.	7,479	488
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
IT Services – 1.6%continued
Cognizant Technology Solutions Corp., Class A	10,257	$629
International Business Machines Corp.	5,456	1,323
		4,631
Leisure Products – 0.5%
Hasbro, Inc.	15,726	1,472
Machinery – 1.3%
Caterpillar, Inc.	420	297
Illinois Tool Works, Inc.	6,326	1,647
Otis Worldwide Corp.	7,938	612
Snap-on, Inc.	2,921	1,061
		3,617
Media – 0.1%
Nexstar Media Group, Inc.	817	148
Metals & Mining – 0.7%
Newmont Corp.	11,634	1,260
Southern Copper Corp.	4,541	781
		2,041
Mortgage Real Estate Investment Trusts – 0.6%
Rithm Capital Corp.	87,973	834
Starwood Property Trust, Inc.	48,387	833
		1,667
Multi-Utilities – 0.9%
Consolidated Edison, Inc.	14,698	1,664
Public Service Enterprise Group, Inc.	12,011	972
		2,636
Office Real Estate Investment Trusts – 0.3%
Highwoods Properties, Inc.	39,420	844
Oil, Gas & Consumable Fuels – 2.0%
Antero Midstream Corp.	38,050	868
APA Corp.	29,849	1,267
Exxon Mobil Corp.	8,579	1,455
Valero Energy Corp.	8,196	2,025
		5,615
Pharmaceuticals – 5.6%
Bristol-Myers Squibb Co.	50,567	3,067
Eli Lilly & Co.	2,515	2,313
Johnson & Johnson	15,628	3,820
Merck & Co., Inc.	36,970	4,447
Perrigo Co. PLC	17,781	191
Pfizer, Inc.	71,298	2,002
		15,840
See Notes to the Financial Statements.
EQUITY FUNDS 84 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Professional Services – 1.4%
Automatic Data Processing, Inc.	9,989	$2,030
Broadridge Financial Solutions, Inc.	3,381	549
Paychex, Inc.	4,956	456
Robert Half, Inc.	35,860	911
		3,946
Residential Real Estate Investment Trusts – 0.6%
Camden Property Trust	6,874	671
Equity Residential	16,068	951
		1,622
Retail Real Estate Investment Trusts – 0.8%
Brixmor Property Group, Inc.	23,750	684
Simon Property Group, Inc.	8,132	1,517
		2,201
Semiconductors & Semiconductor Equipment – 16.3%
Analog Devices, Inc.	451	144
Applied Materials, Inc.	743	254
Broadcom, Inc.	31,806	9,844
KLA Corp.	2,555	3,762
Lam Research Corp.	19,906	4,253
NVIDIA Corp.(1)	138,497	24,154
QUALCOMM, Inc.	19,684	2,535
Skyworks Solutions, Inc.	18,792	1,006
		45,952
Software – 6.2%
Bentley Systems, Inc., Class B	15,191	533
Gen Digital, Inc.	46,150	869
Intuit, Inc.	5,131	2,218
Microsoft Corp.	33,306	12,329
Pegasystems, Inc.	14,839	632
Salesforce, Inc.	5,453	1,018
		17,599
Specialized Real Estate Investment Trusts – 1.9%
EPR Properties	14,977	748
Gaming and Leisure Properties, Inc.	17,685	785
Lamar Advertising Co., Class A	5,081	644
Millrose Properties, Inc.	28,865	808
Public Storage	4,449	1,205
VICI Properties, Inc.	44,435	1,214
		5,404
Specialty Retail – 1.7%
Best Buy Co., Inc.	22,844	1,466
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Specialty Retail – 1.7%continued
Home Depot (The), Inc.	7,209	$2,371
Williams-Sonoma, Inc.	5,587	1,019
		4,856
Technology Hardware, Storage & Peripherals – 8.8%
Apple, Inc.(1)	85,771	21,768
HP, Inc.	73,515	1,412
NetApp, Inc.	9,202	942
Western Digital Corp.	3,133	848
		24,970
Textiles, Apparel & Luxury Goods – 0.5%
Tapestry, Inc.	10,932	1,543
Tobacco – 2.4%
Altria Group, Inc.	41,698	2,752
Philip Morris International, Inc.	24,389	4,032
		6,784
Trading Companies & Distributors – 0.5%
Fastenal Co.	32,266	1,497
Wireless Telecommunication Services – 0.3%
Millicom International Cellular S.A.	12,336	924
Total Common Stocks
(Cost $193,564)		279,554

INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(2) (3) (4)	2,749,208	2,749
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	2,284,526	2,285
Total Investment Companies
(Cost $5,034)		5,034

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  85 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.66%, 5/7/26(5) (6)	$191	$190
Total Short-Term Investments
(Cost $190)		190

Total Investments – 100.9%
(Cost $198,788)		284,778
Liabilities less Other Assets – (0.9%)		(2,565)
NET ASSETS – 100.0%		$282,213

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Micro E-Mini S&P 500 Index	77	$2,530	Long	6/26	$(35)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2026, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 4/17/26, Strike Price $360.00	(505)	$(14,522)	$(1)
Amazon.com, Inc., Exp. Date 4/17/26, Strike Price $250.00	(353)	(7,352)	(1)
Apple, Inc., Exp. Date 4/17/26, Strike Price $300.00	(428)	(10,862)	(1)
Meta Platforms, Inc., Class A, Exp. Date 4/17/26, Strike Price $750.00	(64)	(3,662)	(1)
NVIDIA Corp., Exp. Date 4/17/26, Strike Price $225.00	(1,384)	(24,137)	(4)
Tesla, Inc., Exp. Date 4/17/26, Strike Price $500.00	(68)	(2,528)	(1)
Total Written Options Contracts			$(9)
(Premiums Received (000s) $23)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$279,554	$—	$—	$279,554
Investment Companies	5,034	—	—	5,034
Short-Term Investments	—	190	—	190
Total Investments	$284,588	$190	$—	$284,778
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(35)	$—	$—	$(35)
Written Options	(9)	—	—	(9)
Total Other Financial Instruments	$(44)	$—	$—	$(44)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 86 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$24,381	$21,632	$2,749	2,749,208	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,565	47,780	48,060	2,285	2,284,526	120
Total	$2,565	$72,161	$69,692	$5,034	5,033,734	$121

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  87 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)
Australia – 6.1%
ANZ Group Holdings Ltd.	70,605	$1,775
Aristocrat Leisure Ltd.	3,122	99
BHP Group Ltd.	1,273	47
Cochlear Ltd.	966	113
Computershare Ltd.	5,524	109
CSL Ltd.	6,776	666
Fortescue Ltd.	130,514	1,844
Origin Energy Ltd.	38,046	326
Pro Medicus Ltd.	2,916	241
QBE Insurance Group Ltd.	21,323	313
Rio Tinto PLC	28,979	2,694
Stockland	144,346	432
Suncorp Group Ltd.	126,205	1,408
Telstra Group Ltd.	112,831	416
Wesfarmers Ltd.	14,187	719
WiseTech Global Ltd.	7,450	203
		11,405
Austria – 0.1%
Verbund A.G.	3,636	277
Belgium – 1.6%
Anheuser-Busch InBev S.A./N.V.	32,182	2,233
D'ieteren Group	878	162
KBC Group N.V.	5,477	670
		3,065
Canada – 12.1%
Agnico Eagle Mines Ltd.	9,522	1,933
AltaGas Ltd.	156	5
Barrick Mining Corp.	35,688	1,458
Bombardier, Inc., Class B*	1,389	246
Canadian Imperial Bank of Commerce	16,736	1,586
Canadian National Railway Co.	20,316	2,091
Canadian Natural Resources Ltd.	48,335	2,358
Canadian Utilities Ltd., Class A	3,706	130
CGI, Inc.	13,610	995
Constellation Software, Inc.	182	319
Emera, Inc.	6,157	319
Empire Co. Ltd., Class A	15,380	551
Fairfax Financial Holdings Ltd.	1,019	1,736
Gildan Activewear, Inc.	2,313	129
IGM Financial, Inc.	33,934	1,617
Imperial Oil Ltd.	7,335	961
Lundin Gold, Inc.	7,114	544
Manulife Financial Corp.	32,888	1,133
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Canada – 12.1%continued
Shopify, Inc., Class A*	1,189	$141
Suncor Energy, Inc.	30,589	2,023
Toronto-Dominion Bank (The)	26,753	2,499
		22,774
Chile – 0.1%
Lundin Mining Corp.	7,302	182
China – 1.0%
BOC Hong Kong Holdings Ltd.	279,354	1,539
SITC International Holdings Co. Ltd.	32,702	144
Yangzijiang Shipbuilding Holdings Ltd.	74,200	221
		1,904
Denmark – 1.2%
Demant A/S* †	8,817	268
Novo Nordisk A/S, Class B	11,573	427
Pandora A/S	11,377	799
Vestas Wind Systems A/S	25,925	776
		2,270
Finland – 1.1%
Fortum OYJ	3,964	101
Kone OYJ, Class B	5,148	328
Wartsila OYJ Abp	42,043	1,572
		2,001
France – 7.2%
Amundi S.A.	3,882	334
AXA S.A.	27,815	1,275
BNP Paribas S.A.	10,941	1,042
Bouygues S.A.	11,278	651
Bureau Veritas S.A.	36,412	1,094
Capgemini S.E.	10,000	1,169
Danone S.A.	8,293	666
Dassault Aviation S.A.	1,224	454
Eiffage S.A.	7,278	1,118
Engie S.A.	21,122	681
Klepierre S.A.	7,532	284
LVMH Moet Hennessy Louis Vuitton S.E.	227	126
Publicis Groupe S.A.	9,634	797
Safran S.A.	5,489	1,795
Societe Generale S.A.	26,108	1,906
Vinci S.A.	1,585	237
		13,629
Germany – 6.8%
adidas A.G.	3,004	473
See Notes to the Financial Statements.
EQUITY FUNDS 88 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Germany – 6.8%continued
Bayerische Motoren Werke A.G.	9,312	$841
Deutsche Boerse A.G.	919	267
Deutsche Post A.G.	36,096	1,862
Deutsche Telekom A.G. (Registered)	65,664	2,421
E.ON S.E.	7,494	164
Evonik Industries A.G.	14,186	275
Fresenius Medical Care A.G.	17,672	786
Fresenius S.E. & Co. KGaA	11,566	593
Heidelberg Materials A.G.	3,324	685
HOCHTIEF A.G.	1,227	540
Mercedes-Benz Group A.G.	17,964	1,088
MTU Aero Engines A.G.	216	77
RWE A.G.	6,206	413
SAP S.E.	2,090	354
Siemens A.G. (Registered)	1,722	408
Siemens Energy A.G.	3,697	608
Siemens Healthineers A.G.	1,060	45
Zalando S.E.*	37,319	893
		12,793
Hong Kong – 2.4%
AIA Group Ltd.	39,462	443
CK Asset Holdings Ltd.	125,252	716
CK Infrastructure Holdings Ltd.	30,605	244
Futu Holdings Ltd. ADR*	7,096	971
Hong Kong & China Gas Co. Ltd.	63,713	58
Prudential PLC	101,489	1,415
Sun Hung Kai Properties Ltd.	40,424	685
		4,532
Ireland – 0.9%
AIB Group PLC (Irish Stock Exchange)	159,182	1,693
Israel – 1.8%
Bank Hapoalim B.M.	12,970	303
Bank Leumi Le-Israel B.M.	76,270	1,700
Check Point Software Technologies Ltd.*	7,240	1,034
ICL Group Ltd.	85,914	443
		3,480
Italy – 2.9%
Banca Mediolanum S.p.A.	65,399	1,328
Enel S.p.A.	82,753	901
Italgas S.p.A.	8,321	97
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Italy – 2.9%continued
Ryanair Holdings PLC	33,910	$961
UniCredit S.p.A.	30,680	2,211
		5,498
Japan – 19.5%
Advantest Corp.	12,700	1,718
Aisin Corp.	33,000	457
Asics Corp.	9,500	253
Astellas Pharma, Inc.	2,600	42
Central Japan Railway Co.	2,200	57
Chubu Electric Power Co., Inc.	2,500	41
Daito Trust Construction Co. Ltd.	20,600	480
Denso Corp.	96,600	1,199
Fujikura Ltd.	58,200	1,584
Hitachi Ltd.	7,700	225
Hoya Corp.	2,400	414
Japan Airlines Co. Ltd.	33,900	552
Japan Post Insurance Co. Ltd.	59,200	598
Kansai Electric Power (The) Co., Inc.	7,800	128
Kao Corp.	26,300	1,028
Komatsu Ltd.	35,500	1,393
Lasertec Corp.	1,500	331
LY Corp.	408,000	989
Makita Corp.	44,900	1,458
MatsukiyoCocokara & Co.	33,800	540
Mitsubishi Chemical Group Corp.	38,300	222
Mitsubishi Corp.	84,800	2,912
Mizuho Financial Group, Inc.	52,200	2,084
MS&AD Insurance Group Holdings, Inc.	51,300	1,342
Murata Manufacturing Co. Ltd.	77,500	1,738
Nippon Yusen K.K.	13,900	510
Nitto Denko Corp.	65,100	1,302
Nomura Research Institute Ltd.	23,900	662
Oracle Corp. Japan	7,500	411
ORIX Corp.	29,700	890
Osaka Gas Co. Ltd.	1,200	49
Otsuka Holdings Co. Ltd.	11,800	833
Recruit Holdings Co. Ltd.	23,800	1,030
SBI Holdings, Inc.	66,400	1,237
Seibu Holdings, Inc.	2,000	56
Shionogi & Co. Ltd.	35,900	799
SoftBank Corp.	1,135,300	1,515
SoftBank Group Corp.	20,600	495
Sony Group Corp.	58,600	1,209
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  89 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 19.5%continued
Subaru Corp.	72,300	$1,155
Sumitomo Corp.	22,500	837
Sumitomo Electric Industries Ltd.	6,700	375
Suzuki Motor Corp.	62,100	744
TIS, Inc.	19,400	419
Tokyo Gas Co. Ltd.	600	28
Yokogawa Electric Corp.	14,700	455
		36,796
Netherlands – 4.2%
ArcelorMittal S.A.	6,578	343
ASML Holding N.V.	3,444	4,559
EXOR N.V.	10,108	775
Koninklijke Ahold Delhaize N.V.	38,065	1,777
Wolters Kluwer N.V.	5,501	411
		7,865
Norway – 2.0%
Equinor ASA	50,638	2,143
Kongsberg Gruppen ASA	759	33
Norsk Hydro ASA	56,780	602
Orkla ASA	75,405	948
		3,726
Portugal – 0.2%
Banco Comercial Portugues S.A. (Registered)	28,999	28
EDP S.A.	16,528	88
Galp Energia SGPS S.A.	13,294	323
		439
Singapore – 1.7%
DBS Group Holdings Ltd.	900	40
Oversea-Chinese Banking Corp. Ltd.	125,500	2,161
Singapore Technologies Engineering Ltd.	108,400	924
		3,125
Spain – 4.0%
Acciona S.A.	1,119	295
ACS Actividades de Construccion y Servicios S.A.	7,043	872
Aena SME S.A.(2)	53,919	1,605
Banco Bilbao Vizcaya Argentaria S.A.	120,998	2,641
CaixaBank S.A.	50,280	603
Endesa S.A.	7,949	335
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Spain – 4.0%continued
Iberdrola S.A.	41,289	$948
Naturgy Energy Group S.A.	8,382	252
		7,551
Sweden – 2.2%
Evolution AB	8,820	550
H&M Hennes & Mauritz AB, Class B	84,067	1,567
Industrivarden AB, Class C	482	24
Sandvik AB	9,920	379
Swedbank AB, Class A	50,269	1,707
		4,227
Switzerland – 1.8%
ABB Ltd. (Registered)	13,461	1,095
Cie Financiere Richemont S.A., Class A (Registered)	1,075	191
Geberit A.G. (Registered)	190	129
Logitech International S.A. (Registered)	19,550	1,786
Sonova Holding A.G. (Registered)	486	110
		3,311
United Kingdom – 7.3%
AstraZeneca PLC	2,674	522
Barclays PLC	424,602	2,237
British American Tobacco PLC	18,151	1,057
Centrica PLC	81,001	229
CK Hutchison Holdings Ltd.	29,490	227
HSBC Holdings PLC	22,089	361
Imperial Brands PLC	44,009	1,791
J Sainsbury PLC	223,089	1,002
National Grid PLC	50,647	854
NatWest Group PLC	140,914	1,046
Next PLC	7,115	1,200
RELX PLC	17,216	568
Rolls-Royce Holdings PLC	56,852	868
Smith & Nephew PLC	16,403	259
Smiths Group PLC	31,452	958
SSE PLC	3,344	116
Standard Chartered PLC	25,330	526
		13,821
United States – 9.5%
AP Moller - Maersk A/S, Class B†	197	488
GSK PLC	98,005	2,688
Holcim A.G.*	13,094	1,087
Nestle S.A. (Registered)	7,319	726
Novartis A.G. (Registered)	26,651	4,046
See Notes to the Financial Statements.
EQUITY FUNDS 90 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 9.5%continued
Roche Holding A.G.	9,578	$3,782
Sanofi S.A.	13,461	1,298
Shell PLC	78,887	3,684
Spotify Technology S.A.*	307	149
		17,948
Total Common Stocks
(Cost $146,899)		184,312

INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(3) (4) (5)	471,668	472
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	3,194,243	3,194
Total Investment Companies
(Cost $3,666)		3,666

Total Investments – 99.7%
(Cost $150,565)		187,978
Other Assets less Liabilities – 0.3%		598
Net Assets – 100.0%		$188,576

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of this security amounted to approximately $1,605,000 or
0.9% of net assets.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2026 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

SPI – Standardized Precipitation Index

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	32	$2,032	Long	6/26	$20
FTSE 100 Index (British Pound)	4	540	Long	6/26	13
S&P/TSX 60 Index (Canadian Dollar)	1	274	Long	6/26	7
SPI 200 Index (Australian Dollar)	2	294	Long	6/26	1
Yen Denominated Nikkei 225 (Japanese Yen)	6	1,003	Long	6/26	23
Total					$64

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	25.2%
Industrials	18.2
Health Care	9.4
Information Technology	8.5
Consumer Discretionary	7.7
Materials	7.2
Consumer Staples	6.7
Energy	6.1
Utilities	3.7
Communication Services	3.6
Real Estate	1.4
Short-Term Investments	2.0
Total Investments	99.7
Other Assets less Liabilities	0.3
Net Assets	100.0%
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  91 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued	March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$22,774	$—	$—	$22,774
Chile	182	—	—	182
Hong Kong	971	3,561	—	4,532
Israel	1,034	2,446	—	3,480
United States	149	17,799	—	17,948
All Other Countries(1)	—	135,396	—	135,396
Total Common Stocks	25,110	159,202	—	184,312
Investment Companies	3,666	—	—	3,666
Total Investments	$28,776	$159,202	$—	$187,978
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$64	$—	$—	$64

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$1,143	$671	$472	471,668	$— (1),*
Northern Institutional Funds - U.S. Government Portfolio (Shares)	122	32,083	29,011	3,194	3,194,243	38
Total	$122	$33,226	$29,682	$3,666	3,665,911	$38

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
EQUITY FUNDS 92 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)
Australia – 7.3%
ANZ Group Holdings Ltd.	871,135	$21,899
APA Group	379,320	2,608
Aristocrat Leisure Ltd.	161,856	5,143
ASX Ltd.	57,105	2,073
BHP Group Ltd.	1,470,956	53,746
Brambles Ltd.	388,460	6,070
CAR Group Ltd.	112,144	1,814
Cochlear Ltd.	19,624	2,305
Coles Group Ltd.	392,584	5,959
Commonwealth Bank of Australia	485,229	56,678
Computershare Ltd.	152,698	3,016
CSL Ltd.	140,269	13,780
Evolution Mining Ltd.	596,574	5,407
Fortescue Ltd.	496,561	7,014
Glencore PLC*	2,881,723	21,959
Goodman Group	588,401	10,475
Insurance Australia Group Ltd.	700,469	3,525
Lottery (The) Corp. Ltd.	640,584	2,388
Lynas Rare Earths Ltd.*	264,701	3,597
Macquarie Group Ltd.	104,416	14,815
Medibank Pvt Ltd.	796,041	2,409
National Australia Bank Ltd.	888,133	25,686
Northern Star Resources Ltd.	399,861	5,838
Origin Energy Ltd.	510,105	4,372
Pro Medicus Ltd.	17,064	1,410
Qantas Airways Ltd.	219,933	1,292
QBE Insurance Group Ltd.	431,609	6,342
REA Group Ltd.†	15,575	1,725
Rio Tinto Ltd.	107,301	12,064
Rio Tinto PLC	326,472	30,346
Santos Ltd.	957,312	5,257
Scentre Group	1,553,134	3,583
SGH Ltd.†	60,488	1,715
Sigma Healthcare Ltd.	1,512,322	2,781
Sonic Healthcare Ltd.	140,736	1,992
South32 Ltd.	1,270,517	3,819
Stockland	725,102	2,171
Suncorp Group Ltd.	318,948	3,558
Telstra Group Ltd.	1,163,990	4,287
Transurban Group	894,687	8,695
Vicinity Ltd.	1,150,221	1,866
Washington H Soul Pattinson & Co. Ltd.	95,983	2,683
Wesfarmers Ltd.	327,686	16,611
Westpac Banking Corp.	989,301	27,177
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Australia – 7.3%continued
WiseTech Global Ltd.	57,262	$1,563
Woodside Energy Group Ltd.	547,931	13,068
Woolworths Group Ltd.	352,635	8,879
		445,460
Austria – 0.3%
BAWAG Group A.G.*	22,729	3,469
Erste Group Bank A.G.	88,856	9,601
OMV A.G.	43,277	3,143
Raiffeisen Bank International A.G.	39,274	1,680
Verbund A.G.	19,706	1,502
		19,395
Belgium – 0.9%
Ageas S.A./N.V.	43,726	3,202
Anheuser-Busch InBev S.A./N.V.	286,876	19,906
D'ieteren Group	6,316	1,168
Elia Group S.A./N.V.	12,491	1,914
Financiere de Tubize S.A.	6,018	1,488
Groupe Bruxelles Lambert N.V.	23,731	2,145
KBC Group N.V.	66,135	8,085
Lotus Bakeries N.V.	119	1,352
Sofina S.A.	4,907	1,189
Syensqo S.A.	22,378	1,295
UCB S.A.	36,545	11,008
		52,752
Brazil – 0.1%
Yara International ASA	46,465	2,705
Chile – 0.1%
Antofagasta PLC	116,276	5,173
China – 0.5%
BOC Hong Kong Holdings Ltd.	1,088,108	5,996
Prosus N.V.*	377,730	17,267
SITC International Holdings Co. Ltd.	392,000	1,730
Wharf Holdings (The) Ltd.†	320,000	884
Wilmar International Ltd.†	565,800	1,705
Yangzijiang Shipbuilding Holdings Ltd.	774,600	2,302
		29,884
Czech Republic – 0.0%
CSG N.V.*	57,099	1,536
Denmark – 1.5%
Carlsberg A.S., Class B	27,740	3,461
Coloplast A/S, Class B	37,592	2,563
Danske Bank A/S	191,998	9,321
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  93 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Denmark – 1.5%continued
Demant A/S* †	27,804	$845
DSV A/S	58,931	14,079
Genmab A/S*	18,040	4,827
Novo Nordisk A/S, Class B	933,242	34,389
Novonesis (Novozymes) B	100,625	5,954
Orsted A.S.(2) *	154,722	3,788
Pandora A/S	23,867	1,676
ROCKWOOL A/S, Class B	27,940	780
Tryg A/S	99,871	2,391
Vestas Wind Systems A/S	297,520	8,908
		92,982
Finland – 1.2%
Elisa OYJ	41,540	2,014
Fortum OYJ	131,965	3,354
Kesko OYJ, Class B	80,549	1,783
Kone OYJ, Class B	97,626	6,224
Metso OYJ	194,812	3,369
Neste OYJ	124,399	4,017
Nokia OYJ	1,536,991	12,250
Nordea Bank Abp	891,718	15,349
Orion OYJ, Class B	31,600	2,556
Sampo OYJ, Class A	689,821	7,392
Stora Enso OYJ (Registered)	176,686	2,081
UPM-Kymmene OYJ	155,435	4,835
Wartsila OYJ Abp	143,503	5,366
		70,590
France – 8.4%
Accor S.A.	55,208	2,645
Aeroports de Paris S.A.	10,000	1,217
Air Liquide S.A.	168,106	34,630
Airbus S.E.	171,985	32,303
Alstom S.A.*	101,763	2,900
Amundi S.A.	17,965	1,545
AXA S.A.	485,891	22,276
Ayvens S.A.	107,800	1,270
BioMerieux	12,245	1,304
BNP Paribas S.A.	291,630	27,781
Bollore S.E.	207,017	1,183
Bouygues S.A.	56,097	3,236
Bureau Veritas S.A.	99,448	2,987
Capgemini S.E.	43,605	5,097
Carrefour S.A.	173,789	3,204
Cie de Saint-Gobain S.A.	128,099	10,542
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
France – 8.4%continued
Cie Generale des Etablissements Michelin S.C.A.	193,084	$6,575
Covivio S.A./France	15,848	947
Credit Agricole S.A.	311,325	5,844
Danone S.A.	187,211	15,035
Dassault Aviation S.A.	5,804	2,153
Dassault Systemes S.E.	197,776	4,027
Eiffage S.A.	20,237	3,107
Engie S.A.	529,611	17,075
EssilorLuxottica S.A.	87,218	20,299
Gecina S.A.	13,737	1,086
Getlink S.E.	88,664	1,911
Hermes International S.C.A.	9,143	17,462
Ipsen S.A.	10,786	2,023
Kering S.A.	21,407	6,473
Klepierre S.A.	62,721	2,364
Legrand S.A.	75,806	11,714
L'Oreal S.A.	69,505	28,502
LVMH Moet Hennessy Louis Vuitton S.E.	72,175	40,120
Orange S.A.	539,049	11,014
Pernod Ricard S.A.	58,007	4,330
Publicis Groupe S.A.	65,335	5,403
Renault S.A.	56,432	1,915
Rexel S.A.	66,379	2,596
Safran S.A.	102,995	33,684
Sartorius Stedim Biotech	8,476	1,659
Societe Generale S.A.	200,342	14,628
Sodexo S.A.	26,426	1,357
Thales S.A.	26,721	7,845
TotalEnergies S.E.	575,699	53,156
Unibail-Rodamco-Westfield*	35,675	3,987
Veolia Environnement S.A.	180,490	6,895
Vinci S.A.	143,008	21,418
		510,724
Germany – 8.3%
adidas A.G.	49,140	7,744
Allianz S.E. (Registered)	110,254	45,688
BASF S.E.	258,543	15,623
Bayer A.G. (Registered)	284,641	12,940
Bayerische Motoren Werke A.G.	80,805	7,298
Beiersdorf A.G.	28,719	2,541
Brenntag S.E.	35,492	2,342
Commerzbank A.G.	215,977	7,754
Continental A.G.	33,214	2,283
See Notes to the Financial Statements.
EQUITY FUNDS 94 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Germany – 8.3%continued
CTS Eventim A.G. & Co. KGaA	18,278	$1,048
Daimler Truck Holding A.G.	135,756	6,472
Deutsche Bank A.G. (Registered)	524,169	15,338
Deutsche Boerse A.G.	54,381	15,811
Deutsche Lufthansa A.G. (Registered)	170,170	1,405
Deutsche Post A.G.	265,305	13,682
Deutsche Telekom A.G. (Registered)	1,067,159	39,350
E.ON S.E.	648,290	14,170
Eurofins Scientific S.E.	34,065	2,491
Evonik Industries A.G.	74,331	1,440
Fresenius Medical Care A.G.	63,758	2,837
Fresenius S.E. & Co. KGaA	124,109	6,357
GEA Group A.G.	42,350	2,993
Hannover Rueck S.E.	17,696	5,477
Heidelberg Materials A.G.	38,550	7,940
Henkel A.G. & Co. KGaA	28,988	2,076
Hensoldt A.G.	18,059	1,568
HOCHTIEF A.G.	4,665	2,052
Infineon Technologies A.G.	378,019	16,609
Knorr-Bremse A.G.	21,339	2,382
LEG Immobilien S.E.	21,697	1,413
Mercedes-Benz Group A.G.	208,043	12,604
Merck KGaA	38,556	4,788
MTU Aero Engines A.G.	15,370	5,502
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	37,873	23,592
Nemetschek S.E.	16,092	1,184
Rational A.G.	1,462	1,058
Rheinmetall A.G.	13,325	22,222
RWE A.G.	182,880	12,180
SAP S.E.	302,476	51,189
Scout24 S.E.	22,694	1,739
Siemens A.G. (Registered)	220,387	52,274
Siemens Energy A.G.	224,745	36,988
Siemens Healthineers A.G.	96,719	4,057
Symrise A.G.	38,475	3,258
Talanx A.G.	18,514	2,253
Vonovia S.E.	217,962	5,428
Zalando S.E.*	65,879	1,576
		509,016
Hong Kong – 1.8%
AIA Group Ltd.	3,050,886	34,273
CK Asset Holdings Ltd.	551,138	3,148
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Hong Kong – 1.8%continued
CK Infrastructure Holdings Ltd.	191,853	$1,531
CLP Holdings Ltd.	475,514	4,477
Futu Holdings Ltd. ADR*	16,438	2,248
Henderson Land Development Co. Ltd.	414,929	1,539
HKT Trust & HKT Ltd.	1,077,220	1,680
Hong Kong & China Gas Co. Ltd.	3,199,005	2,932
Hong Kong Exchanges & Clearing Ltd.	347,796	17,628
Hongkong Land Holdings Ltd.†	311,700	2,438
Link REIT†	742,378	3,437
MTR Corp. Ltd.†	457,636	1,878
Power Assets Holdings Ltd.	407,317	3,174
Prudential PLC	732,492	10,215
Sino Land Co. Ltd.	1,043,502	1,555
Sun Hung Kai Properties Ltd.	421,758	7,148
Swire Pacific Ltd., Class A†	106,051	1,163
Techtronic Industries Co. Ltd.	429,833	5,722
WH Group Ltd.(2)	2,387,213	3,146
Wharf Real Estate Investment Co. Ltd.	486,766	1,411
		110,743
Indonesia – 0.1%
Jardine Matheson Holdings Ltd.†	47,300	3,395
Ireland – 0.4%
AerCap Holdings N.V.	49,505	6,791
AIB Group PLC (Irish Stock Exchange)	615,716	6,549
Bank of Ireland Group PLC	279,832	5,121
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	45,537	3,606
Kingspan Group PLC	45,403	3,833
		25,900
Israel – 1.0%
Azrieli Group Ltd.	12,613	1,689
Bank Hapoalim B.M.	359,303	8,410
Bank Leumi Le-Israel B.M.	426,347	9,501
Check Point Software Technologies Ltd.*	25,598	3,657
Elbit Systems Ltd.	8,007	6,708
ICL Group Ltd.	217,946	1,123
Israel Discount Bank Ltd., Class A	357,052	3,580
Mizrahi Tefahot Bank Ltd.	45,992	3,335
Nice Ltd.*	18,413	2,030
Nova Ltd.*	8,757	3,890
Phoenix Financial Ltd.	67,299	3,575
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  95 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Israel – 1.0%continued
Teva Pharmaceutical Industries Ltd. ADR*	331,199	$9,976
Tower Semiconductor Ltd.*	33,119	5,807
		63,281
Italy – 3.2%
Banca Mediolanum S.p.A.	67,379	1,368
Banca Monte dei Paschi di Siena S.p.A.	589,096	5,133
Banco BPM S.p.A.	323,308	4,517
BPER Banca S.p.A.	432,972	5,652
Coca-Cola HBC A.G. - CDI*	64,450	3,654
Davide Campari-Milano N.V.	181,076	1,290
Enel S.p.A.	2,353,443	25,622
Eni S.p.A.	591,611	16,799
Ferrari N.V.	36,361	12,256
FinecoBank Banca Fineco S.p.A.	183,805	4,081
Generali	246,898	9,955
Intesa Sanpaolo S.p.A.	4,041,225	24,565
Italgas S.p.A.	179,458	2,090
Leonardo S.p.A.	119,223	8,008
Moncler S.p.A.	68,529	4,130
Poste Italiane S.p.A.	133,622	3,144
Prysmian S.p.A.	81,223	9,498
Recordati Industria Chimica e Farmaceutica S.p.A.	33,828	1,924
Ryanair Holdings PLC	240,448	6,812
Snam S.p.A.	599,499	4,559
Telecom Italia S.p.A.* †	3,498,769	2,451
Telecom Italia S.p.A./Milano (RSP)*	1,680,259	1,388
Terna - Rete Elettrica Nazionale	400,364	4,585
UniCredit S.p.A.	406,227	29,272
Unipol Assicurazioni S.p.A.	106,280	2,488
		195,241
Ivory Coast – 0.1%
Endeavour Mining PLC	58,052	3,514
Japan – 22.2%
Advantest Corp.	222,100	30,049
Aeon Co. Ltd.	644,500	7,692
AGC, Inc.	57,600	2,031
Aisin Corp.	142,300	1,970
Ajinomoto Co., Inc.	261,700	7,338
ANA Holdings, Inc.	45,600	811
Asahi Group Holdings Ltd.	438,000	4,396
Asahi Kasei Corp.	380,500	3,684
Asics Corp.	200,900	5,342
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Japan – 22.2%continued
Astellas Pharma, Inc.	521,200	$8,510
Bandai Namco Holdings, Inc.	172,800	4,268
Bridgestone Corp.	327,100	6,789
Canon, Inc.	251,400	7,001
Capcom Co. Ltd.	96,600	2,048
Central Japan Railway Co.	221,900	5,746
Chiba Bank (The) Ltd.	166,600	2,147
Chubu Electric Power Co., Inc.	201,000	3,300
Chugai Pharmaceutical Co. Ltd.	194,465	10,759
Dai Nippon Printing Co. Ltd.	112,300	2,039
Daifuku Co. Ltd.	91,400	3,193
Daiichi Life Group, Inc.	1,017,300	9,296
Daiichi Sankyo Co. Ltd.†	520,400	9,175
Daikin Industries Ltd.	76,100	9,232
Daito Trust Construction Co. Ltd.	86,700	2,019
Daiwa House Industry Co. Ltd.	160,000	5,002
Daiwa Securities Group, Inc.	394,400	3,710
Denso Corp.	499,500	6,202
Disco Corp.	26,700	10,699
East Japan Railway Co.	277,736	6,339
Ebara Corp.	136,100	3,835
Eisai Co. Ltd.	75,800	2,356
ENEOS Holdings, Inc.	776,697	6,931
FANUC Corp.	269,200	9,376
Fast Retailing Co. Ltd.	55,200	21,970
Fuji Electric Co. Ltd.	40,800	2,857
FUJIFILM Holdings Corp.	323,700	6,152
Fujikura Ltd.	437,400	11,901
Fujitsu Ltd.	506,700	10,297
Hankyu Hanshin Holdings, Inc.	72,200	2,087
Hikari Tsushin, Inc.	5,000	1,266
Hitachi Ltd.	1,328,800	38,835
Honda Motor Co. Ltd.	1,066,100	8,630
Hoya Corp.	97,700	16,853
Hulic Co. Ltd.	135,300	1,575
Ibiden Co. Ltd.	69,200	3,394
Idemitsu Kosan Co. Ltd.	229,840	2,234
IHI Corp.	297,700	6,084
Inpex Corp.	254,000	7,453
Isuzu Motors Ltd.	156,200	2,244
ITOCHU Corp.	1,723,300	21,904
Japan Airlines Co. Ltd.	42,200	687
Japan Exchange Group, Inc.	288,800	3,353
Japan Post Bank Co. Ltd.	518,000	8,522
See Notes to the Financial Statements.
EQUITY FUNDS 96 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Japan – 22.2%continued
Japan Post Holdings Co. Ltd.	515,000	$5,908
Japan Post Insurance Co. Ltd.	161,400	1,631
Japan Tobacco, Inc.	347,600	13,338
JFE Holdings, Inc.	167,900	1,956
JX Advanced Metals Corp.	163,900	3,563
Kajima Corp.	120,600	4,581
Kansai Electric Power (The) Co., Inc.	272,400	4,487
Kao Corp.	133,800	5,228
Kawasaki Heavy Industries Ltd.	219,500	4,165
Kawasaki Kisen Kaisha Ltd.†	101,700	1,712
KDDI Corp.	847,800	14,518
Keyence Corp.	56,256	19,923
Kikkoman Corp.	201,800	1,840
Kioxia Holdings Corp.*	55,000	6,992
Kirin Holdings Co. Ltd.	223,100	3,550
Komatsu Ltd.	275,400	10,811
Konami Group Corp.	29,600	3,683
Kubota Corp.	285,500	4,505
Kyocera Corp.	378,000	5,844
Kyowa Kirin Co. Ltd.	73,200	1,209
Lasertec Corp.	23,200	5,115
LY Corp.	796,700	1,931
M3, Inc.	133,000	1,358
Makita Corp.	67,100	2,179
Marubeni Corp.	408,800	15,032
MatsukiyoCocokara & Co.	97,600	1,560
MINEBEA MITSUMI, Inc.	108,300	1,776
Mitsubishi Chemical Group Corp.	359,000	2,079
Mitsubishi Corp.	935,200	32,116
Mitsubishi Electric Corp.	551,100	17,998
Mitsubishi Estate Co. Ltd.	307,000	8,495
Mitsubishi HC Capital, Inc.	251,800	2,250
Mitsubishi Heavy Industries Ltd.	929,200	25,348
Mitsubishi UFJ Financial Group, Inc.	3,271,195	55,269
Mitsui & Co. Ltd.	716,700	27,593
Mitsui Fudosan Co. Ltd.	762,700	8,073
Mitsui OSK Lines Ltd.†	99,700	4,126
Mizuho Financial Group, Inc.	722,118	28,823
MonotaRO Co. Ltd.	78,000	838
MS&AD Insurance Group Holdings, Inc.	373,129	9,765
Murata Manufacturing Co. Ltd.	482,673	10,822
NEC Corp.	376,000	9,368
Nexon Co. Ltd.	112,000	2,111
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Japan – 22.2%continued
NIDEC CORP.*	246,200	$3,099
Nintendo Co. Ltd.	318,900	18,197
Nippon Building Fund, Inc.	2,287	1,920
Nippon Paint Holdings Co. Ltd.	278,800	1,740
Nippon Sanso Holdings Corp.	49,500	1,767
Nippon Steel Corp.	1,381,405	5,075
Nippon Yusen K.K.	121,900	4,474
Nissan Motor Co. Ltd.*	677,200	1,437
Nitori Holdings Co. Ltd.	120,000	1,906
Nitto Denko Corp.	199,600	3,993
Nomura Holdings, Inc.	880,900	6,968
Nomura Research Institute Ltd.	110,922	3,073
NTT, Inc.	8,631,300	8,569
Obayashi Corp.	187,100	4,506
Obic Co. Ltd.	93,600	2,281
Olympus Corp.	329,000	3,132
Oracle Corp. Japan	11,300	619
Oriental Land Co. Ltd.	317,300	5,402
ORIX Corp.	334,500	10,022
Osaka Gas Co. Ltd.	105,400	4,274
Otsuka Corp.	66,500	1,275
Otsuka Holdings Co. Ltd.	125,815	8,881
Pan Pacific International Holdings Corp.	554,200	3,400
Panasonic Holdings Corp.	673,200	11,178
Rakuten Group, Inc.*	453,700	2,116
Recruit Holdings Co. Ltd.	406,800	17,599
Renesas Electronics Corp.	513,100	7,286
Resona Holdings, Inc.	600,410	6,681
Ryohin Keikaku Co. Ltd.	150,200	3,194
Sanrio Co. Ltd.	264,500	1,632
SBI Holdings, Inc.	166,420	3,100
SCREEN Holdings Co. Ltd.	46,600	2,746
Secom Co. Ltd.	117,100	4,496
Seibu Holdings, Inc.	59,400	1,659
Sekisui Chemical Co. Ltd.	108,500	1,809
Sekisui House Ltd.	176,400	3,938
Seven & i Holdings Co. Ltd.	603,000	8,116
Shimadzu Corp.	70,300	1,668
Shimano, Inc.	21,100	2,211
Shimizu Corp.	147,200	2,654
Shin-Etsu Chemical Co. Ltd.	489,200	19,904
Shionogi & Co. Ltd.	222,000	4,939
Shiseido Co. Ltd.	115,600	2,371
SMC Corp.	16,600	6,493
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  97 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Japan – 22.2%continued
SoftBank Corp.	8,287,800	$11,060
SoftBank Group Corp.	1,076,600	25,875
Sompo Holdings, Inc.	257,035	10,043
Sony Financial Group, Inc.	1,770,600	1,613
Sony Group Corp.	1,781,400	36,744
Subaru Corp.	172,800	2,761
Sumitomo Corp.	315,300	11,735
Sumitomo Electric Industries Ltd.	207,100	11,597
Sumitomo Metal Mining Co. Ltd.	72,900	4,226
Sumitomo Mitsui Financial Group, Inc.	1,063,026	35,041
Sumitomo Mitsui Trust Group, Inc.	181,938	5,790
Sumitomo Realty & Development Co. Ltd.	174,400	4,903
Suntory Beverage & Food Ltd.	41,500	1,174
Suzuki Motor Corp.	462,900	5,546
Sysmex Corp.	150,794	1,315
T&D Holdings, Inc.	134,900	3,429
Taisei Corp.	43,100	4,501
Takeda Pharmaceutical Co. Ltd.	462,466	17,061
TDK Corp.	561,800	7,284
Terumo Corp.	379,800	5,085
TIS, Inc.	64,500	1,392
Toho Co. Ltd.	153,500	1,619
Tokio Marine Holdings, Inc.	532,500	24,867
Tokyo Electron Ltd.	129,900	31,767
Tokyo Gas Co. Ltd.	92,900	4,386
Tokyu Corp.	147,900	1,747
TOPPAN Holdings, Inc.	67,500	1,789
Toray Industries, Inc.	398,500	2,810
Toyota Industries Corp.* †	9,900	1,274
Toyota Motor Corp.	2,747,520	56,954
Toyota Tsusho Corp.	198,600	7,771
Tsuruha Holdings, Inc.	69,900	1,103
Unicharm Corp.	322,200	1,876
West Japan Railway Co.	122,900	2,441
Yamaha Motor Co. Ltd.	261,000	1,860
Yokogawa Electric Corp.	65,900	2,041
Yokohama Financial Group, Inc.	303,600	2,699
Zensho Holdings Co. Ltd.	27,000	1,566
ZOZO, Inc.	140,300	981
		1,354,578
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Macau – 0.1%
Galaxy Entertainment Group Ltd.	569,148	$2,566
Sands China Ltd.	681,899	1,449
		4,015
Mexico – 0.1%
Fresnillo PLC	65,471	2,900
Netherlands – 4.8%
ABN AMRO Bank N.V. - C.V.A.	170,316	5,448
Adyen N.V.*	7,415	7,420
Akzo Nobel N.V.	49,872	2,862
ArcelorMittal S.A.	122,698	6,393
Argenx S.E.*	17,825	12,987
ASM International N.V.	13,510	10,291
ASML Holding N.V.	112,580	149,015
ASR Nederland N.V.	46,726	3,219
BE Semiconductor Industries N.V.	21,674	4,573
CVC Capital Partners PLC	60,648	795
Euronext N.V.	23,034	3,706
EXOR N.V.	27,497	2,107
Heineken Holding N.V.	37,946	2,714
Heineken N.V.	82,435	6,344
ING Groep N.V.	843,849	22,049
JDE Peet's N.V.	49,761	1,832
Koninklijke Ahold Delhaize N.V.	257,797	12,035
Koninklijke KPN N.V.	1,094,349	6,087
Koninklijke Philips N.V.	220,522	6,040
Magnum Ice Cream (The) Co. N.V.*	147,935	2,172
Nebius Group N.V.*	61,776	6,410
NN Group N.V.	77,875	6,091
Randstad N.V.	30,660	806
Universal Music Group N.V.	326,266	6,326
Wolters Kluwer N.V.	66,489	4,974
		292,696
New Zealand – 0.2%
Auckland International Airport Ltd.	504,119	2,312
Contact Energy Ltd.	264,417	1,412
Fisher & Paykel Healthcare Corp. Ltd.	172,668	3,740
Infratil Ltd.	279,298	1,881
Meridian Energy Ltd.	400,238	1,279
Xero Ltd.*	49,652	2,656
		13,280
Nigeria – 0.0%
Airtel Africa PLC	277,213	1,279
See Notes to the Financial Statements.
EQUITY FUNDS 98 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Norway – 0.7%
Aker BP ASA	92,564	$3,398
DNB Bank ASA	261,583	8,158
Equinor ASA	220,429	9,330
Gjensidige Forsikring ASA	58,644	1,531
Kongsberg Gruppen ASA	129,082	5,527
Mowi ASA	142,020	3,226
Norsk Hydro ASA	392,094	4,158
Orkla ASA	206,726	2,600
Salmar ASA	19,918	1,163
Telenor ASA	180,723	3,183
		42,274
Poland – 0.0%
InPost S.A.*	72,585	1,274
Portugal – 0.2%
Banco Comercial Portugues S.A. (Registered)	2,253,419	2,209
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP S.A.	925,276	4,899
Galp Energia SGPS S.A.	123,289	2,997
Jeronimo Martins SGPS S.A.	81,740	1,961
		12,066
Singapore – 1.7%
CapitaLand Ascendas REIT	1,151,492	2,225
CapitaLand Integrated Commercial Trust	1,793,083	3,220
CapitaLand Investment Ltd.†	688,462	1,468
DBS Group Holdings Ltd.	616,705	27,402
Grab Holdings Ltd., Class A*	703,748	2,576
Keppel Ltd.	428,650	3,978
Oversea-Chinese Banking Corp. Ltd.	980,251	16,883
Sea Ltd. ADR*	114,019	9,442
Sembcorp Industries Ltd.	255,800	1,328
Singapore Airlines Ltd.†	462,135	2,391
Singapore Exchange Ltd.	252,500	3,874
Singapore Technologies Engineering Ltd.	446,000	3,801
Singapore Telecommunications Ltd.	2,147,025	8,312
STMicroelectronics N.V.	195,928	6,726
United Overseas Bank Ltd.	360,149	10,359
		103,985
South Africa – 0.2%
Anglo American PLC	322,416	13,698
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
South Korea – 0.0%
Delivery Hero S.E.*	57,370	$1,024
Spain – 3.6%
Acciona S.A.	7,195	1,899
ACS Actividades de Construccion y Servicios S.A.	50,884	6,296
Aena SME S.A.(2)	221,815	6,605
Amadeus IT Group S.A.	129,169	7,343
Banco Bilbao Vizcaya Argentaria S.A.	1,656,558	36,156
Banco de Sabadell S.A.	1,467,314	5,275
Banco Santander S.A.	4,267,324	48,286
Bankinter S.A.	201,107	3,166
CaixaBank S.A.	1,118,840	13,424
Cellnex Telecom S.A.*	141,309	4,588
EDP Renovaveis S.A.	92,866	1,486
Endesa S.A.	93,555	3,945
Grifols S.A.	81,386	855
Iberdrola S.A.	1,864,727	42,806
Indra Sistemas S.A.†	22,882	1,261
Industria de Diseno Textil S.A.	314,992	18,111
Mapfre S.A.	271,636	1,216
Naturgy Energy Group S.A.	73,153	2,196
Redeia Corp. S.A.	118,184	2,000
Repsol S.A.	326,765	9,181
Telefonica S.A.	1,055,592	4,668
		220,763
Sweden – 3.1%
AddTech AB, Class B	76,422	2,597
Alfa Laval AB	86,003	4,693
Assa Abloy AB, Class B	288,257	10,337
Atlas Copco AB, Class A	777,541	13,676
Atlas Copco AB, Class B	447,045	6,946
Beijer Ref AB	116,469	1,601
Boliden AB*	83,905	4,454
Epiroc AB, Class A	189,000	4,640
Epiroc AB, Class B	110,287	2,372
EQT AB	145,790	4,477
Essity AB, Class B	171,696	4,426
Evolution AB	39,980	2,493
Fastighets AB Balder, Class B*	207,976	1,223
H&M Hennes & Mauritz AB, Class B	143,591	2,677
Hexagon AB, Class B	612,369	5,958
Holmen AB, Class B	21,263	761
Industrivarden AB, Class A	32,358	1,610
Industrivarden AB, Class C	46,131	2,297
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  99 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Sweden – 3.1%continued
Indutrade AB	81,304	$1,880
Investment AB Latour, Class B	43,691	939
Investor AB, Class B	526,190	19,919
L E Lundbergforetagen AB, Class B	22,433	1,281
Lifco AB, Class B	66,657	2,006
Nibe Industrier AB, Class B	437,307	1,823
Saab AB, Class B	94,098	6,173
Sagax AB, Class B	62,455	1,164
Sandvik AB	306,905	11,728
Securitas AB, Class B	145,366	2,444
Skandinaviska Enskilda Banken AB, Class A	434,648	7,986
Skanska AB, Class B	100,421	2,708
SKF AB, Class B	100,236	2,394
Svenska Cellulosa AB S.C.A., Class B	184,533	2,136
Svenska Handelsbanken AB, Class A	417,482	5,451
Swedbank AB, Class A	243,833	8,279
Swedish Orphan Biovitrum AB*	57,081	2,386
Tele2 AB, Class B	158,182	3,252
Telefonaktiebolaget LM Ericsson, Class B	811,575	9,193
Telia Co. AB	690,251	3,530
Trelleborg AB, Class B	60,361	2,249
Volvo AB, Class B	458,738	14,966
		191,125
Switzerland – 4.5%
ABB Ltd. (Registered)	454,529	36,968
Avolta A.G.*	26,154	1,569
Banque Cantonale Vaudoise (Registered)	8,446	1,368
Barry Callebaut A.G. (Registered)	1,069	1,874
Belimo Holding A.G. (Registered)	2,919	2,359
BKW A.G.	5,956	1,173
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	274	3,847
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	30	4,267
Cie Financiere Richemont S.A., Class A (Registered)	155,507	27,710
DSM-Firmenich A.G.	50,669	3,619
EMS-Chemie Holding A.G. (Registered)	2,113	1,650
Galderma Group A.G.	53,263	10,326
Geberit A.G. (Registered)	9,994	6,763
Givaudan S.A. (Registered)	2,655	8,980
Helvetia Baloise Holding A.G.	22,725	5,870
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Switzerland – 4.5%continued
Julius Baer Group Ltd.	60,491	$4,458
Kuehne + Nagel International A.G. (Registered)	13,602	3,107
Logitech International S.A. (Registered)	43,791	4,001
Lonza Group A.G. (Registered)	20,270	12,969
Partners Group Holding A.G.	6,498	6,981
Sandoz Group A.G.	121,028	9,493
Schindler Holding A.G. (Participation Certificate)	11,810	3,889
Schindler Holding A.G. (Registered)	7,085	2,228
SGS S.A. (Registered)†	49,196	5,207
Sika A.G. (Registered)	44,940	7,474
Sonova Holding A.G. (Registered)	15,109	3,425
Straumann Holding A.G. (Registered)	31,476	3,284
Swatch Group (The) A.G. (Bearer)	8,859	1,969
Swiss Life Holding A.G. (Registered)	8,195	8,982
Swiss Prime Site A.G. (Registered)	23,761	4,026
Swisscom A.G. (Registered)	7,415	6,190
UBS Group A.G. (Registered)	919,108	35,748
VAT Group A.G.	7,961	4,911
Zurich Insurance Group A.G.	42,336	30,186
		276,871
United Kingdom – 10.4%
3i Group PLC	286,909	9,401
Admiral Group PLC	77,873	3,285
Associated British Foods PLC	95,012	2,378
AstraZeneca PLC	449,881	87,870
Autotrader Group PLC	246,670	1,543
Aviva PLC	876,403	6,981
BAE Systems PLC	868,692	25,287
Barclays PLC	4,003,965	21,099
Barratt Redrow PLC	392,392	1,373
British American Tobacco PLC	632,070	36,819
BT Group PLC	1,719,708	4,820
Bunzl PLC	95,478	2,860
Centrica PLC	1,362,589	3,854
CK Hutchison Holdings Ltd.	781,638	6,007
Coca-Cola Europacific Partners PLC	59,373	5,383
Compass Group PLC	490,247	13,621
Diageo PLC	643,012	11,947
Entain PLC	174,779	1,320
Halma PLC	111,642	5,672
HSBC Holdings PLC	4,978,763	81,469
Imperial Brands PLC	217,422	8,849
See Notes to the Financial Statements.
EQUITY FUNDS 100 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United Kingdom – 10.4%continued
Informa PLC	384,082	$3,829
International Consolidated Airlines Group S.A. - CDI	349,712	1,671
Intertek Group PLC	46,117	2,249
J Sainsbury PLC	509,297	2,287
JD Sports Fashion PLC	779,073	731
Kingfisher PLC	492,390	1,870
Land Securities Group PLC	205,068	1,522
Legal & General Group PLC	1,674,892	5,520
Lloyds Banking Group PLC	17,033,082	21,052
London Stock Exchange Group PLC	132,502	15,660
M&G PLC	675,766	2,456
Marks & Spencer Group PLC	601,788	2,703
Melrose Industries PLC	359,376	2,421
National Grid PLC	1,436,263	24,214
NatWest Group PLC	2,315,009	17,177
Next PLC	34,032	5,739
Pearson PLC	170,338	2,235
Reckitt Benckiser Group PLC	185,973	12,621
RELX PLC	527,002	17,375
Rentokil Initial PLC	738,462	4,591
Rolls-Royce Holdings PLC	2,431,386	37,130
Sage Group (The) PLC	281,271	3,141
Schroders PLC	215,137	1,640
Segro PLC	378,960	3,296
Severn Trent PLC	80,299	3,297
Smith & Nephew PLC	237,975	3,759
Smiths Group PLC	93,409	2,845
Spirax Group PLC	22,021	1,971
SSE PLC	347,886	12,010
Standard Chartered PLC	552,924	11,483
Standard Life PLC	205,018	1,854
Tesco PLC	1,846,206	11,641
Unilever PLC	631,267	35,393
United Utilities Group PLC	201,948	3,531
Verisure PLC*	73,331	759
Vodafone Group PLC	5,380,056	8,158
Whitbread PLC	49,617	1,508
Wise PLC, Class A*	196,614	2,360
		635,537
United States – 9.6%
Aegon Ltd.	371,343	2,707
Alcon A.G.	144,021	10,805
AP Moller - Maersk A/S, Class A†	880	2,138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 9.6%continued
AP Moller - Maersk A/S, Class B†	1,152	$2,855
BP PLC	4,557,636	35,926
Buzzi S.p.A.	21,112	1,065
Experian PLC	263,847	9,171
Ferrovial S.E.	147,607	9,597
GSK PLC	1,181,952	32,415
Haleon PLC	2,576,920	12,756
Holcim A.G.*	147,387	12,231
InterContinental Hotels Group PLC	42,262	5,566
Monday.com Ltd.*	13,010	899
Nestle S.A. (Registered)	747,147	74,109
Novartis A.G. (Registered)	552,100	83,825
QIAGEN N.V.	60,292	2,415
Roche Holding A.G.	203,620	80,403
Roche Holding A.G. (Bearer)	9,261	3,836
Sanofi S.A.	318,649	30,735
Schneider Electric S.E.	159,067	43,691
Shell PLC	1,652,022	77,144
Spotify Technology S.A.*	45,250	21,942
Stellantis N.V.	591,037	4,211
Sunbelt Rentals Holdings, Inc.	119,418	7,626
Swiss Re A.G.	86,671	14,473
Tenaris S.A.	110,867	3,238
		585,779
Total Common Stocks
(Cost $2,881,112)		5,895,435

CONVERTIBLE PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Dr. Ing hc F Porsche A.G., 2.59%(4)	33,533	1,503
Porsche Automobil Holding S.E., 4.87%(4)	45,648	1,642
Sartorius A.G., 0.35%(4)	7,623	1,860
		5,005
Total Convertible Preferred Stocks
(Cost $6,615)		5,005

PREFERRED STOCKS – 0.2% (1)
Germany – 0.2%
Bayerische Motoren Werke A.G., 5.55%(4)	15,738	1,414
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  101 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.2% (1)continued
Germany – 0.2%continued
Henkel A.G. & Co. KGaA, 3.13%(4)	46,571	$3,578
Volkswagen A.G., 6.09%(4)	60,454	6,054
		11,046
Total Preferred Stocks
(Cost $9,928)		11,046

RIGHTS – 0.0% (1)
Italy – 0.0%
Telecom Italia S.p.A./Milano(5) *	5,303,752	—
Singapore – 0.0%
CapitaLand Ascendas*	32,241	3
Total Rights
(Cost $—)		3

INVESTMENT COMPANIES – 1.9%
iShares Core MSCI EAFE ETF	187,000	16,929
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(6) (7) (8)	6,102,379	6,102
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(6) (7)	93,066,036	93,066
Total Investment Companies
(Cost $112,530)		116,097

Total Investments – 98.8%
(Cost $3,010,185)		6,027,586
Other Assets less Liabilities – 1.2%		73,562
Net Assets – 100.0%		$6,101,148

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately $13,539,000 or 0.2% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Value rounds to less than one thousand.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of March 31, 2026 is disclosed.
(8)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	British Pound	1,700	United States Dollar	2,258	6/17/26	$8
Barclays	Swedish Krona	20,800	United States Dollar	2,210	6/17/26	4
JPMorgan Chase	British Pound	1,700	United States Dollar	2,274	6/17/26	25
JPMorgan Chase	Euro	3,100	United States Dollar	3,603	6/17/26	7
JPMorgan Chase	Swiss Franc	700	United States Dollar	893	6/17/26	10
Morgan Stanley	Australian Dollar	1,692	United States Dollar	1,202	6/17/26	36
Toronto-Dominion Bank	British Pound	1,200	United States Dollar	1,606	6/17/26	18
UBS	Swiss Franc	6,450	United States Dollar	8,322	6/17/26	186
Subtotal Appreciation						294
Citibank	Japanese Yen	770,000	United States Dollar	4,858	6/17/26	(26)
JPMorgan Chase	Japanese Yen	735,000	United States Dollar	4,629	6/17/26	(33)
JPMorgan Chase	United States Dollar	2,633	Japanese Yen	415,060	6/17/26	(1)
Morgan Stanley	United States Dollar	1,295	Swedish Krona	11,980	6/17/26	(24)
Toronto-Dominion Bank	Euro	2,100	United States Dollar	2,436	6/17/26	(— )
Subtotal Depreciation						(84)
Total						$210
See Notes to the Financial Statements.
EQUITY FUNDS 102 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	162	$10,289	Long	6/26	$(282)
FTSE 100 Index (British Pound)	46	6,210	Long	6/26	(57)
Hang Seng Index (Hong Kong Dollar)	4	631	Long	4/26	(14)
MSCI EAFE Index (United States Dollar)	1,011	146,651	Long	6/26	2,573
SPI 200 Index (Australian Dollar)	19	2,790	Long	6/26	(43)
Topix Index (Japanese Yen)	28	6,182	Long	6/26	(208)
Total					$1,969

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	24.5%
Industrials	18.6
Health Care	10.8
Information Technology	8.5
Consumer Discretionary	8.0
Consumer Staples	6.7
Materials	6.2
Energy	4.4
Utilities	4.1
Communication Services	3.9
Real Estate	1.5
Short-Term Investments	1.6
Total Investments	98.8
Other Assets less Liabilities	1.2
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Hong Kong	$2,248	$108,495	$—	$110,743
Ireland	6,791	19,109	—	25,900
Israel	13,633	49,648	—	63,281
Netherlands	8,582	284,114	—	292,696
Singapore	12,018	91,967	—	103,985
United Kingdom	5,383	630,154	—	635,537
United States	22,841	562,938	—	585,779
All Other Countries(1)	—	4,077,514	—	4,077,514
Total Common Stocks	71,496	5,823,939	—	5,895,435
Convertible Preferred Stocks	—	5,005	—	5,005
Preferred Stocks	—	11,046	—	11,046
Rights(1)	—	3	—	3
Investment Companies	116,097	—	—	116,097
Total Investments	$187,593	$5,839,993	$—	$6,027,586
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$294	$—	$294
Futures Contracts	2,573	—	—	2,573
Liabilities
Forward Foreign Currency Exchange Contracts	—	(84)	—	(84)
Futures Contracts	(604)	—	—	(604)
Total Other Financial Instruments	$1,969	$210	$—	$2,179

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  103 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued	March 31, 2026
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$156,559	$150,457	$6,102	6,102,379	$22 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,914	818,146	726,994	93,066	93,066,036	939
Total	$1,914	$974,705	$877,451	$99,168	99,168,415	$961

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
EQUITY FUNDS 104 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

LARGE CAP CORE FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 2.4%
General Dynamics Corp.	7,578	$2,601
General Electric Co.	8,621	2,446
Lockheed Martin Corp.	4,205	2,542
		7,589
Air Freight & Logistics – 1.1%
C.H. Robinson Worldwide, Inc.	12,206	2,027
Expeditors International of Washington, Inc.	9,308	1,333
United Parcel Service, Inc., Class B	458	45
		3,405
Automobile Components – 0.7%
Aptiv PLC*	16,032	1,113
BorgWarner, Inc.	19,867	1,078
		2,191
Automobiles – 1.3%
Ford Motor Co.	8,559	99
General Motors Co.	3,183	237
Tesla, Inc.*	10,793	4,012
		4,348
Banks – 3.6%
Bank of America Corp.	48,754	2,377
Citigroup, Inc.	21,714	2,462
JPMorgan Chase & Co.	19,701	5,795
U.S. Bancorp	12,302	640
Wells Fargo & Co.	6,039	481
		11,755
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	1,182	272
Brown-Forman Corp., Class B†	11,446	303
Monster Beverage Corp.*	9,640	699
PepsiCo, Inc.	2,512	390
		1,664
Biotechnology – 1.4%
AbbVie, Inc.	5,564	1,210
Amgen, Inc.	8,712	3,065
Gilead Sciences, Inc.	1,799	251
Halozyme Therapeutics, Inc.*	1,163	75
Incyte Corp.*	713	67
		4,668
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Broadline Retail – 3.9%
Amazon.com, Inc.*	50,502	$10,518
eBay, Inc.	21,777	1,982
		12,500
Building Products – 0.0%
A.O. Smith Corp.	1,758	116
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	4,732	1,309
Bank of New York Mellon (The) Corp.	21,474	2,548
Franklin Resources, Inc.†	34,373	812
Goldman Sachs Group (The), Inc.	4,004	3,387
Morgan Stanley	216	36
State Street Corp.	18,120	2,293
		10,385
Chemicals – 0.9%
CF Industries Holdings, Inc.	23,259	3,020
Communications Equipment – 1.4%
Arista Networks, Inc.*	6,476	795
Cisco Systems, Inc.	49,862	3,869
		4,664
Construction & Engineering – 0.4%
EMCOR Group, Inc.	375	277
Valmont Industries, Inc.	2,348	938
		1,215
Consumer Finance – 0.7%
SLM Corp.	20,268	434
Synchrony Financial	24,976	1,699
		2,133
Consumer Staples Distribution & Retail – 1.3%
Costco Wholesale Corp.	825	822
Kroger (The) Co.	31,426	2,274
Sysco Corp.	1,741	124
Walmart, Inc.	9,002	1,119
		4,339
Containers & Packaging – 0.6%
Crown Holdings, Inc.	9,121	914
Sealed Air Corp.	25,579	1,076
		1,990
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	81,129	2,352
Verizon Communications, Inc.	64,113	3,218
		5,570
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  105 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electric Utilities – 1.9%
Constellation Energy Corp.	3,981	$1,112
Edison International	119	9
Exelon Corp.	30,332	1,487
FirstEnergy Corp.	16,382	830
NRG Energy, Inc.	8,566	1,252
OGE Energy Corp.	1,677	80
PPL Corp.	39,017	1,490
		6,260
Electrical Equipment – 0.3%
Emerson Electric Co.	2,809	368
GE Vernova, Inc.	547	478
		846
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	12,328	1,558
Jabil, Inc.	3,053	811
		2,369
Entertainment – 0.6%
Netflix, Inc.*	19,738	1,898
Financial Services – 3.5%
Berkshire Hathaway, Inc., Class B*	10,070	4,825
Fidelity National Information Services, Inc.	18,389	863
Fiserv, Inc.*	12,518	698
Global Payments, Inc.	16,547	1,114
Mastercard, Inc., Class A	610	305
MGIC Investment Corp.	80,041	2,101
PayPal Holdings, Inc.	8,174	370
Visa, Inc., Class A	2,920	882
		11,158
Food Products – 0.5%
Archer-Daniels-Midland Co.	18,065	1,313
General Mills, Inc.	4,530	169
Pilgrim's Pride Corp.	6,898	260
		1,742
Ground Transportation – 0.4%
Union Pacific Corp.	4,773	1,158
Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	5,337	548
Intuitive Surgical, Inc.*	622	287
Medtronic PLC	15,146	1,312
ResMed, Inc.	9,111	2,045
		4,192
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.2%
Cardinal Health, Inc.	2,018	$426
Cencora, Inc.	4,081	1,282
HCA Healthcare, Inc.	4,917	2,327
McKesson Corp.	2,966	2,567
UnitedHealth Group, Inc.	2,170	587
		7,189
Hotel & Resort Real Estate Investment Trusts – 0.6%
Host Hotels & Resorts, Inc.	99,442	1,905
Hotels, Restaurants & Leisure – 2.1%
Booking Holdings, Inc.	686	2,888
Carnival Corp.	49,588	1,283
Expedia Group, Inc.	4,114	950
Las Vegas Sands Corp.	2,802	151
Royal Caribbean Cruises Ltd.	581	160
Travel + Leisure Co.	17,308	1,198
		6,630
Household Durables – 0.0%
NVR, Inc.*	7	46
Household Products – 1.2%
Procter & Gamble (The) Co.	26,974	3,896
Industrial Conglomerates – 0.7%
3M Co.	15,979	2,321
Insurance – 1.6%
Aflac, Inc.	20,706	2,272
Assured Guaranty Ltd.	13,444	1,095
Globe Life, Inc.	13,211	1,839
		5,206
Interactive Media & Services – 7.0%
Alphabet, Inc., Class A	54,103	15,558
Meta Platforms, Inc., Class A	12,301	7,038
		22,596
IT Services – 0.6%
Accenture PLC, Class A	5,971	1,184
Cognizant Technology Solutions Corp., Class A	9,610	590
International Business Machines Corp.	368	89
		1,863
Life Sciences Tools & Services – 0.7%
Medpace Holdings, Inc.*	4,805	2,307
Machinery – 2.3%
Allison Transmission Holdings, Inc.	9,496	1,112
Caterpillar, Inc.	5,516	3,908
See Notes to the Financial Statements.
EQUITY FUNDS 106 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Machinery – 2.3%continued
Donaldson Co., Inc.	2,418	$205
Illinois Tool Works, Inc.	8,741	2,275
		7,500
Media – 0.9%
Fox Corp., Class A	31,979	1,867
Omnicom Group, Inc.	14,618	1,101
		2,968
Metals & Mining – 0.8%
Newmont Corp.	23,407	2,534
Multi-Utilities – 0.5%
Consolidated Edison, Inc.	7,034	796
Public Service Enterprise Group, Inc.	10,567	855
		1,651
Oil, Gas & Consumable Fuels – 3.8%
Antero Midstream Corp.	5,868	134
Antero Resources Corp.*	2,625	111
APA Corp.	76,941	3,265
EOG Resources, Inc.	12,468	1,803
Exxon Mobil Corp.	9,795	1,662
Marathon Petroleum Corp.	5,858	1,430
Ovintiv, Inc.	39,604	2,351
Valero Energy Corp.	6,252	1,545
		12,301
Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	38,394	2,328
Eli Lilly & Co.	2,518	2,316
Johnson & Johnson	22,472	5,493
Merck & Co., Inc.	20,722	2,493
Pfizer, Inc.	48,533	1,363
		13,993
Professional Services – 1.1%
Automatic Data Processing, Inc.	10,244	2,081
Leidos Holdings, Inc.	9,419	1,465
		3,546
Real Estate Management & Development – 0.8%
CBRE Group, Inc., Class A*	7,859	1,064
Jones Lang LaSalle, Inc.*	5,083	1,547
		2,611
Retail Real Estate Investment Trusts – 0.5%
Simon Property Group, Inc.	8,629	1,610
Semiconductors & Semiconductor Equipment – 14.0%
Advanced Micro Devices, Inc.*	2,148	437
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Semiconductors & Semiconductor Equipment – 14.0%continued
Applied Materials, Inc.	1,945	$665
Broadcom, Inc.	33,324	10,314
KLA Corp.	2,010	2,960
Lam Research Corp.	5,976	1,277
Micron Technology, Inc.	5,764	1,947
NVIDIA Corp.	149,803	26,126
QUALCOMM, Inc.	12,218	1,573
		45,299
Software – 7.5%
Adobe, Inc.*	10,529	2,559
AppLovin Corp., Class A*	1,461	581
Intuit, Inc.	7,090	3,066
Microsoft Corp.	47,697	17,656
Oracle Corp.	616	91
Palantir Technologies, Inc., Class A*	840	123
		24,076
Specialized Real Estate Investment Trusts – 0.0%
EPR Properties	230	12
VICI Properties, Inc.	2,063	56
		68
Specialty Retail – 1.0%
Best Buy Co., Inc.	8,860	569
Gap (The), Inc.	1,513	36
Home Depot (The), Inc.	5,788	1,904
Ulta Beauty, Inc.*	702	367
Williams-Sonoma, Inc.	1,132	206
		3,082
Technology Hardware, Storage & Peripherals – 8.0%
Apple, Inc.	92,268	23,417
Western Digital Corp.	8,710	2,356
		25,773
Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.*	3,918	392
Ralph Lauren Corp.	1,254	431
Tapestry, Inc.	13,787	1,946
		2,769
Tobacco – 1.4%
Altria Group, Inc.	41,665	2,750
Philip Morris International, Inc.	10,883	1,799
		4,549
Trading Companies & Distributors – 0.1%
Ferguson Enterprises, Inc.	758	177
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  107 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Wireless Telecommunication Services – 0.2%
Millicom International Cellular S.A.	7,874	$590
Total Common Stocks
(Cost $174,778)		320,231

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(1) (2) (3)	1,119,669	1,120
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(1) (2)	2,418,167	2,418
Total Investment Companies
(Cost $3,538)		3,538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.64%, 5/7/26(4) (5)	$198	$197
Total Short-Term Investments
(Cost $197)		197

Total Investments – 100.3%
(Cost $178,513)		323,966
Liabilities less Other Assets – (0.3%)		(974)
NET ASSETS – 100.0%		$322,992

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of March 31, 2026 is disclosed.
(3)	Investment of cash collateral received from securities lending activities.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	8	$2,628	Long	6/26	$(56)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$320,231	$—	$—	$320,231
Investment Companies	3,538	—	—	3,538
Short-Term Investments	—	197	—	197
Total Investments	$323,769	$197	$—	$323,966
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(56)	$—	$—	$(56)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 108 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$4,836	$3,716	$1,120	1,119,669	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,105	30,860	31,547	2,418	2,418,167	108
Total	$3,105	$35,696	$35,263	$3,538	3,537,836	$109

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  109 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 1.5%
General Dynamics Corp.	2,377	$816
RTX Corp.	1,119	216
		1,032
Air Freight & Logistics – 0.9%
United Parcel Service, Inc., Class B	6,051	595
Banks – 8.4%
Bank of America Corp.	21,146	1,031
Citigroup, Inc.	9,619	1,091
First Hawaiian, Inc.	8,797	217
JPMorgan Chase & Co.	8,127	2,391
PNC Financial Services Group (The), Inc.	522	108
Truist Financial Corp.	1,958	90
U.S. Bancorp	2,218	115
Wells Fargo & Co.	7,198	573
		5,616
Beverages – 1.4%
Boston Beer (The) Co., Inc., Class A*	572	132
Brown-Forman Corp., Class B†	11,524	305
Constellation Brands, Inc., Class A	2,692	404
Molson Coors Beverage Co., Class B	2,471	106
		947
Biotechnology – 2.4%
Gilead Sciences, Inc.	6,943	968
Halozyme Therapeutics, Inc.*	2,731	176
United Therapeutics Corp.*	749	444
		1,588
Broadline Retail – 2.4%
Amazon.com, Inc.*	4,295	894
Dillard's, Inc., Class A†	524	300
eBay, Inc.	4,924	448
		1,642
Building Products – 2.3%
A.O. Smith Corp.	4,467	294
Carlisle Cos., Inc.	1,132	378
Johnson Controls International PLC	6,603	865
		1,537
Capital Markets – 4.1%
Bank of New York Mellon (The) Corp.	7,090	841
Charles Schwab (The) Corp.	2,683	252
Goldman Sachs Group (The), Inc.	804	680
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Capital Markets – 4.1%continued
Janus Henderson Group PLC	2,050	$106
Morgan Stanley	5,439	895
		2,774
Chemicals – 1.3%
CF Industries Holdings, Inc.	4,337	563
DuPont de Nemours, Inc.	6,082	279
		842
Communications Equipment – 2.4%
Cisco Systems, Inc.	16,878	1,309
F5, Inc.*	1,123	325
		1,634
Construction & Engineering – 0.5%
Valmont Industries, Inc.	861	344
Consumer Finance – 0.7%
Ally Financial, Inc.	223	9
SLM Corp.	9,081	194
Synchrony Financial	3,592	244
		447
Consumer Staples Distribution & Retail – 2.0%
Dollar Tree, Inc.*	3,575	392
Kroger (The) Co.	3,673	266
Target Corp.	2,444	296
U.S. Foods Holding Corp.*	2,713	250
Walmart, Inc.	1,176	146
		1,350
Diversified Consumer Services – 0.4%
Grand Canyon Education, Inc.*	1,610	274
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	4,456	129
Comcast Corp., Class A	5,649	162
Verizon Communications, Inc.	22,081	1,109
		1,400
Electric Utilities – 2.6%
Duke Energy Corp.	4,225	553
Evergy, Inc.	4,468	366
Exelon Corp.	9,028	443
OGE Energy Corp.	3,400	163
PPL Corp.	5,975	228
		1,753
See Notes to the Financial Statements.
EQUITY FUNDS 110 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Electrical Equipment – 1.7%
Emerson Electric Co.	5,527	$724
Hubbell, Inc.	839	412
		1,136
Electronic Equipment, Instruments & Components – 0.6%
Flex Ltd.*	4,638	304
Teledyne Technologies, Inc.*	33	20
Vontier Corp.	1,667	59
		383
Entertainment – 1.0%
Electronic Arts, Inc.	2,737	558
Walt Disney (The) Co.	936	90
		648
Financial Services – 4.0%
Berkshire Hathaway, Inc., Class B*	3,398	1,628
Fidelity National Information Services, Inc.	6,117	287
MGIC Investment Corp.	11,403	300
PayPal Holdings, Inc.	10,415	471
		2,686
Food Products – 2.5%
Archer-Daniels-Midland Co.	3,221	234
Campbell's (The) Co.†	10,486	233
General Mills, Inc.	7,677	286
J.M. Smucker (The) Co.	1,719	166
Kraft Heinz (The) Co.	8,066	181
Lamb Weston Holdings, Inc.	5,870	248
Pilgrim's Pride Corp.	8,332	315
		1,663
Gas Utilities – 1.0%
MDU Resources Group, Inc.	15,568	323
UGI Corp.	9,294	338
		661
Ground Transportation – 1.0%
JB Hunt Transport Services, Inc.	2,120	449
Landstar System, Inc.	1,352	217
		666
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	1,942	200
Medtronic PLC	6,848	593
ResMed, Inc.	1,514	340
STERIS PLC	1,424	315
		1,448
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Health Care Providers & Services – 1.0%
Cigna Group (The)	1,488	$397
UnitedHealth Group, Inc.	1,019	276
		673
Hotel & Resort Real Estate Investment Trusts – 0.6%
Host Hotels & Resorts, Inc.	20,130	386
Hotels, Restaurants & Leisure – 0.4%
Boyd Gaming Corp.	1,901	156
Vail Resorts, Inc.†	1,132	145
		301
Household Durables – 0.9%
Garmin Ltd.	734	171
NVR, Inc.*	51	336
PulteGroup, Inc.	963	113
		620
Household Products – 0.4%
Procter & Gamble (The) Co.	1,978	286
Reynolds Consumer Products, Inc.	487	10
		296
Independent Power & Renewable Electricity Producers – 0.5%
AES (The) Corp.	24,106	340
Insurance – 3.8%
Aflac, Inc.	5,305	582
American International Group, Inc.	6,274	472
Assured Guaranty Ltd.	3,341	272
Brighthouse Financial, Inc.*	3,047	183
Loews Corp.	2,147	229
MetLife, Inc.	6,008	425
Prudential Financial, Inc.	3,788	370
		2,533
Interactive Media & Services – 3.5%
Alphabet, Inc., Class A	7,624	2,193
Meta Platforms, Inc., Class A	322	184
		2,377
IT Services – 1.6%
Accenture PLC, Class A	1,105	219
Cognizant Technology Solutions Corp., Class A	4,570	280
International Business Machines Corp.	2,250	546
		1,045
Leisure Products – 0.0%
Mattel, Inc.*	175	3
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  111 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Life Sciences Tools & Services – 0.8%
Danaher Corp.	1,217	$231
IQVIA Holdings, Inc.*	84	14
QIAGEN N.V.	3,664	147
Thermo Fisher Scientific, Inc.	282	138
		530
Machinery – 3.0%
Allison Transmission Holdings, Inc.	3,288	385
Donaldson Co., Inc.	3,902	331
Dover Corp.	953	198
Graco, Inc.	823	70
Mueller Industries, Inc.	3,202	355
Snap-on, Inc.	938	341
Toro (The) Co.	3,857	360
		2,040
Media – 1.8%
Fox Corp., Class A	5,515	322
New York Times (The) Co., Class A	5,229	438
Nexstar Media Group, Inc.	1,759	318
Omnicom Group, Inc.	1,214	91
Versant Media Group, Inc.*	229	9
		1,178
Metals & Mining – 2.7%
Alcoa Corp.	9,217	611
Newmont Corp.	9,954	1,078
Reliance, Inc.	326	99
		1,788
Multi-Utilities – 1.2%
Consolidated Edison, Inc.	3,856	436
Public Service Enterprise Group, Inc.	4,149	336
		772
Office Real Estate Investment Trusts – 0.3%
Kilroy Realty Corp.†	7,893	223
Oil, Gas & Consumable Fuels – 6.7%
Antero Resources Corp.*	8,603	365
APA Corp.	12,835	545
Devon Energy Corp.	10,171	512
EOG Resources, Inc.	5,898	852
Exxon Mobil Corp.	8,123	1,378
Valero Energy Corp.	3,399	840
		4,492
Pharmaceuticals – 6.1%
Bristol-Myers Squibb Co.	10,666	647
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Pharmaceuticals – 6.1%continued
Jazz Pharmaceuticals PLC*	1,891	$357
Johnson & Johnson	6,251	1,528
Merck & Co., Inc.	4,835	582
Pfizer, Inc.	35,797	1,005
		4,119
Professional Services – 1.8%
Equifax, Inc.	227	41
ExlService Holdings, Inc.*	8,009	244
Genpact Ltd.	6,838	254
Jacobs Solutions, Inc.	1,389	177
Leidos Holdings, Inc.	1,947	303
Science Applications International Corp.	58	5
SS&C Technologies Holdings, Inc.	2,232	151
		1,175
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.*	1,103	336
Residential Real Estate Investment Trusts – 1.0%
AvalonBay Communities, Inc.	2,061	336
Equity Residential	6,065	359
		695
Retail Real Estate Investment Trusts – 0.5%
Brixmor Property Group, Inc.	12,221	352
Semiconductors & Semiconductor Equipment – 4.2%
Analog Devices, Inc.	1,775	565
Applied Materials, Inc.	3,286	1,123
Cirrus Logic, Inc.*	661	95
Micron Technology, Inc.	893	302
QUALCOMM, Inc.	5,700	734
Texas Instruments, Inc.	176	34
		2,853
Software – 1.4%
Adobe, Inc.*	992	241
Bentley Systems, Inc., Class B	2,137	75
Intuit, Inc.	487	210
Microsoft Corp.	324	120
PTC, Inc.*	1,935	276
Roper Technologies, Inc.	93	33
		955
Specialized Real Estate Investment Trusts – 0.2%
Rayonier, Inc.	7,997	165
See Notes to the Financial Statements.
EQUITY FUNDS 112 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Specialty Retail – 1.2%
Best Buy Co., Inc.	4,623	$297
Ross Stores, Inc.	747	162
Ulta Beauty, Inc.*	701	366
		825
Technology Hardware, Storage & Peripherals – 1.5%
Western Digital Corp.	3,781	1,023
Textiles, Apparel & Luxury Goods – 1.5%
Deckers Outdoor Corp.*	2,822	282
NIKE, Inc., Class B	7,347	388
Ralph Lauren Corp.	1,025	353
		1,023
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc., Class A	612	56
Wireless Telecommunication Services – 0.7%
Millicom International Cellular S.A.	6,179	463
Total Common Stocks
(Cost $50,504)		66,703

INVESTMENT COMPANIES – 2.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(1) (2) (3)	1,221,810	1,222
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(1) (2)	429,306	429
Total Investment Companies
(Cost $1,651)		1,651

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.66%, 5/7/26(4) (5)	$45	$45
Total Short-Term Investments
(Cost $45)		45

Total Investments – 101.9%
(Cost $52,200)		68,399
Liabilities less Other Assets – (1.9%)		(1,243)
NET ASSETS – 100.0%		$67,156

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of March 31, 2026 is disclosed.
(3)	Investment of cash collateral received from securities lending activities.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Micro E-Mini S&P 500 Index	14	$460	Long	6/26	$(1)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  113 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued	March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$66,703	$—	$—	$66,703
Investment Companies	1,651	—	—	1,651
Short-Term Investments	—	45	—	45
Total Investments	$68,354	$45	$—	$68,399
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1)	$—	$—	$(1)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$8,546	$7,324	$1,222	1,221,810	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	502	5,907	5,980	429	429,306	24
Total	$502	$14,453	$13,304	$1,651	1,651,116	$25

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
EQUITY FUNDS 114 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

MID CAP INDEX FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8%
Aerospace & Defense – 4.4%
AeroVironment, Inc.*	20,006	$3,662
ATI, Inc.*	85,410	12,424
BWX Technologies, Inc.	57,484	11,755
Carpenter Technology Corp.	31,309	12,341
Curtiss-Wright Corp.	23,169	15,781
Hexcel Corp.†	48,200	3,901
Kratos Defense & Security Solutions, Inc.* †	116,068	8,184
Moog, Inc., Class A	17,873	5,230
StandardAero, Inc.*	118,005	3,048
Woodward, Inc.	37,476	13,413
		89,739
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	71,357	3,700
Automobile Components – 1.0%
Autoliv, Inc.†	43,469	4,571
BorgWarner, Inc.	130,947	7,105
Gentex Corp.	137,822	3,012
Goodyear Tire & Rubber (The) Co.*	180,373	1,196
Lear Corp.	31,551	3,820
Visteon Corp.	17,173	1,565
		21,269
Automobiles – 0.2%
Harley-Davidson, Inc.	74,579	1,508
Thor Industries, Inc.†	32,834	2,623
		4,131
Banks – 5.8%
Associated Banc-Corp	102,937	2,662
Bank OZK	64,611	2,965
Columbia Banking System, Inc.	185,993	5,102
Commerce Bancshares, Inc.	85,949	4,229
Cullen/Frost Bankers, Inc.	39,677	5,439
East West Bancorp, Inc.	86,531	9,238
First Financial Bankshares, Inc.	81,988	2,414
First Horizon Corp.	305,578	6,955
Flagstar Bank N.A.	188,373	2,481
FNB Corp.	223,262	3,733
Glacier Bancorp, Inc.	80,860	3,612
Hancock Whitney Corp.	52,171	3,318
Home BancShares, Inc.	114,158	3,074
International Bancshares Corp.	33,919	2,282
Old National Bancorp	217,994	4,818
Pinnacle Financial Partners, Inc.	94,661	8,154
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Banks – 5.8%continued
Prosperity Bancshares, Inc.	63,362	$4,257
SouthState Bank Corp	62,334	5,767
Texas Capital Bancshares, Inc.*	28,140	2,670
UMB Financial Corp.	44,950	5,070
United Bankshares, Inc.	87,495	3,624
Valley National Bancorp	300,771	3,693
Webster Financial Corp.	101,233	7,028
Western Alliance Bancorp	64,631	4,579
Wintrust Financial Corp.	42,036	5,840
Zions Bancorp N.A.	92,820	5,348
		118,352
Beverages – 0.6%
Boston Beer (The) Co., Inc., Class A*	4,850	1,118
Celsius Holdings, Inc.*	100,530	3,567
Coca-Cola Consolidated, Inc.	35,560	6,818
		11,503
Biotechnology – 3.0%
Arrowhead Pharmaceuticals, Inc.*	88,005	5,518
BioMarin Pharmaceutical, Inc.*	120,531	6,809
Cytokinetics, Inc.*	76,801	5,062
Exelixis, Inc.*	164,249	7,045
Halozyme Therapeutics, Inc.*	73,853	4,773
Neurocrine Biosciences, Inc.*	63,096	8,312
Roivant Sciences Ltd.*	283,373	7,849
United Therapeutics Corp.*	27,065	16,049
		61,417
Broadline Retail – 0.3%
Macy's, Inc.	167,572	3,031
Ollie's Bargain Outlet Holdings, Inc.*	38,621	3,555
		6,586
Building Products – 1.8%
AAON, Inc.†	42,548	3,521
Advanced Drainage Systems, Inc.	45,068	6,180
Carlisle Cos., Inc.	25,763	8,595
Fortune Brands Innovations, Inc.	75,656	2,948
Owens Corning	51,719	5,597
Simpson Manufacturing Co., Inc.	26,063	4,473
Trex Co., Inc.*	67,475	2,457
UFP Industries, Inc.	36,632	3,375
		37,146
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	17,684	4,893
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  115 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Capital Markets – 2.6%continued
Carlyle Group (The), Inc.	163,392	$7,907
Evercore, Inc., Class A	24,346	7,267
Federated Hermes, Inc.	46,334	2,628
Hamilton Lane, Inc., Class A†	25,751	2,560
Houlihan Lokey, Inc.	34,252	4,919
Janus Henderson Group PLC	77,092	3,960
Jefferies Financial Group, Inc.	104,142	4,298
Morningstar, Inc.	14,214	2,403
SEI Investments Co.	58,577	4,596
Stifel Financial Corp.	96,078	7,102
		52,533
Chemicals – 1.7%
Ashland, Inc.	28,777	1,600
Avient Corp.	57,682	2,094
Axalta Coating Systems Ltd.*	134,342	3,721
Cabot Corp.	33,370	2,513
NewMarket Corp.	4,872	3,123
Olin Corp.	71,487	2,125
RPM International, Inc.	80,546	8,006
Scotts Miracle-Gro (The) Co.	28,110	1,710
Solstice Advanced Materials, Inc.	99,788	7,600
Westlake Corp.	20,955	2,448
		34,940
Commercial Services & Supplies – 1.5%
Brink's (The) Co.	25,947	2,689
Clean Harbors, Inc.*	31,579	9,054
MSA Safety, Inc.†	22,945	3,762
RB Global, Inc.	116,807	11,196
Tetra Tech, Inc.	164,074	4,942
		31,643
Construction & Engineering – 2.6%
AECOM	81,736	6,933
API Group Corp.*	241,111	9,770
Dycom Industries, Inc.*	18,836	6,382
Fluor Corp.*	101,314	4,726
MasTec, Inc.*	38,543	12,401
Sterling Infrastructure, Inc.*	19,307	7,863
Valmont Industries, Inc.	12,376	4,945
		53,020
Construction Materials – 0.3%
Eagle Materials, Inc.	19,866	3,764
Knife River Corp.*	35,455	2,895
		6,659
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Consumer Finance – 0.7%
Ally Financial, Inc.	176,897	$6,940
FirstCash Holdings, Inc.	24,202	4,550
SLM Corp.	126,756	2,714
		14,204
Consumer Staples Distribution & Retail – 2.9%
Albertsons Cos., Inc., Class A	230,335	3,925
BJ's Wholesale Club Holdings, Inc.*	82,372	8,107
Casey's General Stores, Inc.	23,308	16,965
Maplebear, Inc.*	115,749	4,336
Performance Food Group Co.*	98,934	8,475
Sprouts Farmers Market, Inc.*	61,281	4,726
U.S. Foods Holding Corp.* †	138,767	12,796
		59,330
Containers & Packaging – 1.0%
AptarGroup, Inc.	40,223	5,069
Crown Holdings, Inc.	70,757	7,093
Graphic Packaging Holding Co.	185,780	1,847
Greif, Inc., Class A	16,174	1,085
Silgan Holdings, Inc.	54,851	2,128
Sonoco Products Co.	61,753	3,340
		20,562
Diversified Consumer Services – 0.8%
Duolingo, Inc.*	25,217	2,486
Graham Holdings Co., Class B	2,130	2,252
Grand Canyon Education, Inc.*	17,276	2,937
H&R Block, Inc.	79,040	2,509
Service Corp. International†	88,032	7,263
		17,447
Diversified Real Estate Investment Trusts – 0.5%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.†	137,744	9,361
		9,361
Electric Utilities – 0.9%
IDACORP, Inc.	33,940	4,853
OGE Energy Corp.	129,447	6,208
Portland General Electric Co.	70,672	3,729
TXNM Energy, Inc. (New York Stock Exchange)	61,718	3,608
		18,398
Electrical Equipment – 2.2%
Acuity, Inc.	19,188	5,377
EnerSys	22,994	3,994
See Notes to the Financial Statements.
EQUITY FUNDS 116 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Electrical Equipment – 2.2%continued
Nextpower, Inc., Class A*	93,363	$11,255
nVent Electric PLC	101,530	12,009
Regal Rexnord Corp.	41,770	7,822
Sensata Technologies Holding PLC	92,408	3,254
Vicor Corp.*	14,290	2,301
		46,012
Electronic Equipment, Instruments & Components – 3.8%
Advanced Energy Industries, Inc.	23,740	7,661
Arrow Electronics, Inc.*	31,980	4,586
Avnet, Inc.	50,815	3,131
Belden, Inc.	24,575	2,822
Cognex Corp.	104,440	5,117
Crane NXT Co.†	30,088	1,221
Fabrinet*	22,543	11,757
Flex Ltd.*	231,393	15,147
IPG Photonics Corp.*	15,926	1,825
Littelfuse, Inc.†	15,702	5,328
Novanta, Inc.*	22,594	2,669
TD SYNNEX Corp.	47,003	7,930
TTM Technologies, Inc.*	64,975	6,330
Vontier Corp.	88,778	3,149
		78,673
Energy Equipment & Services – 1.5%
NOV, Inc.	227,286	4,275
TechnipFMC PLC	254,160	17,570
Valaris Ltd.*	40,479	3,969
Weatherford International PLC	45,119	4,267
		30,081
Entertainment – 0.1%
Warner Music Group Corp., Class A	92,700	2,368
Financial Services – 1.4%
Corebridge Financial, Inc.	158,831	3,790
Equitable Holdings, Inc.	177,744	6,596
Essent Group Ltd.	60,282	3,523
Euronet Worldwide, Inc.* †	24,569	1,631
MGIC Investment Corp.	138,954	3,647
Shift4 Payments, Inc., Class A* †	42,592	1,863
Voya Financial, Inc.	58,507	3,997
WEX, Inc.*	21,553	3,298
		28,345
Food Products – 0.8%
Darling Ingredients, Inc.*	99,480	6,153
Flowers Foods, Inc.	135,024	1,100
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Food Products – 0.8%continued
Ingredion, Inc.	39,551	$4,456
Marzetti (The) Co.	12,807	1,772
Pilgrim's Pride Corp.	25,949	980
Post Holdings, Inc.*	26,951	2,664
		17,125
Gas Utilities – 1.2%
National Fuel Gas Co.†	59,697	5,609
New Jersey Resources Corp.	63,421	3,483
ONE Gas, Inc.	37,660	3,244
Southwest Gas Holdings, Inc.	40,349	3,506
Spire, Inc.	37,136	3,362
UGI Corp.	135,020	4,918
		24,122
Ground Transportation – 1.8%
Avis Budget Group, Inc.* †	10,725	1,564
Knight-Swift Transportation Holdings, Inc.	102,203	5,885
Landstar System, Inc.	21,457	3,440
Ryder System, Inc.	24,998	5,118
Saia, Inc.*	16,765	5,889
XPO, Inc.*	73,664	14,331
		36,227
Health Care Equipment & Supplies – 1.5%
DENTSPLY SIRONA, Inc.	125,599	1,457
Envista Holdings Corp.*	103,015	2,613
Globus Medical, Inc., Class A*	70,041	6,035
Haemonetics Corp.*	29,219	1,647
Lantheus Holdings, Inc.*	41,690	3,162
LivaNova PLC*	34,310	2,181
Masimo Corp.*	28,698	5,104
Penumbra, Inc.*	24,660	8,098
		30,297
Health Care Providers & Services – 1.8%
Chemed Corp.	8,922	3,370
Encompass Health Corp.	63,358	6,129
Ensign Group (The), Inc.	36,270	7,309
HealthEquity, Inc.*	53,839	4,499
Hims & Hers Health, Inc.* †	131,024	2,720
Option Care Health, Inc.* †	99,936	2,690
Tenet Healthcare Corp.*	55,265	10,429
		37,146
Health Care Real Estate Investment Trusts – 1.2%
American Healthcare REIT, Inc.	111,297	5,249
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  117 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Health Care Real Estate Investment Trusts – 1.2%continued
CareTrust REIT, Inc.	140,282	$5,141
Healthcare Realty Trust, Inc.	219,315	3,726
Omega Healthcare Investors, Inc.	185,694	8,137
Sabra Health Care REIT, Inc.	158,221	3,043
		25,296
Health Care Technology – 0.1%
Doximity, Inc., Class A*	82,503	1,922
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.†	126,907	1,336
Hotels, Restaurants & Leisure – 2.5%
Aramark	165,339	6,703
Boyd Gaming Corp.	36,143	2,970
Cava Group, Inc.* †	62,723	5,074
Choice Hotels International, Inc.†	13,124	1,358
Churchill Downs, Inc.	41,800	3,755
Dutch Bros., Inc., Class A*	79,906	4,048
Hilton Grand Vacations, Inc.*	37,977	1,486
Hyatt Hotels Corp., Class A†	26,067	3,748
Planet Fitness, Inc., Class A* †	52,252	3,886
Texas Roadhouse, Inc.	41,569	6,865
Travel + Leisure Co.	40,248	2,785
Vail Resorts, Inc.†	22,520	2,890
Wingstop, Inc.	17,486	2,710
Wyndham Hotels & Resorts, Inc.	47,100	3,826
		52,104
Household Durables – 1.6%
KB Home	40,372	2,089
Somnigroup International, Inc.	132,312	9,780
Taylor Morrison Home Corp.*	60,956	3,550
Toll Brothers, Inc.	59,777	8,158
TopBuild Corp.* †	17,554	6,167
Whirlpool Corp.†	40,025	2,158
		31,902
Independent Power & Renewable Electricity Producers – 0.7%
Ormat Technologies, Inc.	38,226	4,278
Talen Energy Corp.*	28,728	9,171
		13,449
Industrial Real Estate Investment Trusts – 1.0%
EastGroup Properties, Inc.	33,445	6,190
First Industrial Realty Trust, Inc.	83,266	4,817
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Industrial Real Estate Investment Trusts – 1.0%continued
Rexford Industrial Realty, Inc.	144,879	$4,742
STAG Industrial, Inc.	120,227	4,336
		20,085
Insurance – 3.6%
American Financial Group, Inc.	43,512	5,557
Brighthouse Financial, Inc.* †	35,889	2,149
CNO Financial Group, Inc.	59,760	2,454
Fidelity National Financial, Inc.	160,411	7,440
First American Financial Corp.	63,513	3,829
Hanover Insurance Group (The), Inc.	22,189	3,847
Kinsale Capital Group, Inc.	13,909	4,752
Old Republic International Corp.	143,073	5,709
Primerica, Inc.	20,199	5,059
Reinsurance Group of America, Inc.	41,325	8,437
RenaissanceRe Holdings Ltd.	27,479	8,168
RLI Corp.	57,773	3,295
Ryan Specialty Holdings, Inc.	71,954	2,428
Selective Insurance Group, Inc.	37,862	2,854
Unum Group	95,555	6,978
		72,956
Interactive Media & Services – 0.3%
Pinterest, Inc., Class A*	366,241	6,717
IT Services – 1.1%
Kyndryl Holdings, Inc.*	143,889	1,888
Okta, Inc.*	106,537	8,386
Twilio, Inc., Class A*	95,338	11,995
		22,269
Leisure Products – 0.5%
Brunswick Corp.	40,619	2,955
Mattel, Inc.*	193,693	2,814
Polaris, Inc.	32,838	1,790
YETI Holdings, Inc.*	49,513	1,812
		9,371
Life Sciences Tools & Services – 1.6%
Avantor, Inc.*	429,347	3,366
Bio-Rad Laboratories, Inc., Class A*	11,433	3,187
Bruker Corp.	69,825	2,522
Illumina, Inc.*	96,084	11,843
Medpace Holdings, Inc.*	14,088	6,765
Repligen Corp.* †	33,290	3,922
Sotera Health Co.*	143,844	2,063
		33,668
See Notes to the Financial Statements.
EQUITY FUNDS 118 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Machinery – 5.8%
AGCO Corp.	38,128	$4,418
Chart Industries, Inc.*	28,272	5,845
CNH Industrial N.V.	556,761	6,124
Crane Co.	30,773	5,262
Donaldson Co., Inc.	72,485	6,152
Esab Corp.	35,540	3,435
Flowserve Corp.	79,860	5,871
Graco, Inc.	104,024	8,806
ITT, Inc.	54,030	10,294
Lincoln Electric Holdings, Inc.	34,581	8,614
Middleby (The) Corp.*	29,130	3,862
Mueller Industries, Inc.	69,787	7,732
Oshkosh Corp.	39,764	5,854
RBC Bearings, Inc.*	19,863	10,788
SPX Technologies, Inc.* †	31,328	6,264
Terex Corp.	71,494	4,225
Timken (The) Co.	39,538	3,976
Toro (The) Co.	61,258	5,724
Watts Water Technologies, Inc., Class A	17,194	4,991
		118,237
Marine Transportation – 0.2%
Kirby Corp.*	33,784	4,489
Media – 0.6%
New York Times (The) Co., Class A	101,555	8,503
Nexstar Media Group, Inc.†	17,944	3,245
		11,748
Metals & Mining – 2.6%
Alcoa Corp.	162,827	10,800
Cleveland-Cliffs, Inc.*	358,815	3,032
Commercial Metals Co.	69,828	4,290
Hecla Mining Co.	421,300	7,849
MP Materials Corp.* †	84,695	4,087
Reliance, Inc.	32,869	9,990
Royal Gold, Inc.	50,929	12,961
		53,009
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	451,218	9,543
Starwood Property Trust, Inc.†	219,102	3,773
		13,316
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Multi-Utilities – 0.3%
Black Hills Corp.	47,433	$3,292
Northwestern Energy Group, Inc.	38,623	2,547
		5,839
Office Real Estate Investment Trusts – 0.4%
COPT Defense Properties	70,978	2,172
Cousins Properties, Inc.	105,693	2,386
Kilroy Realty Corp.†	68,678	1,937
Vornado Realty Trust	101,119	2,628
		9,123
Oil, Gas & Consumable Fuels – 3.8%
Antero Midstream Corp.	207,906	4,740
Antero Resources Corp.*	184,226	7,819
Chord Energy Corp.	35,744	5,082
CNX Resources Corp.*	89,505	3,450
DT Midstream, Inc.	63,930	8,609
HF Sinclair Corp.†	98,335	6,135
Matador Resources Co.	73,504	4,644
Murphy Oil Corp.	84,370	3,480
Ovintiv, Inc.	174,615	10,365
PBF Energy, Inc., Class A	52,198	2,486
Permian Resources Corp., Class A	465,507	9,925
Range Resources Corp.	148,905	6,728
Viper Energy, Inc., Class A	116,875	5,492
		78,955
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp.	39,347	2,863
Passenger Airlines – 0.3%
Alaska Air Group, Inc.*	72,085	2,651
American Airlines Group, Inc.*	415,500	4,463
		7,114
Personal Care Products – 0.2%
BellRing Brands, Inc.*	71,540	1,151
Coty, Inc., Class A*	236,112	475
elf Beauty, Inc.*	37,148	2,251
		3,877
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc.*	312,415	7,476
Jazz Pharmaceuticals PLC*	38,190	7,220
		14,696
Professional Services – 2.5%
Booz Allen Hamilton Holding Corp.	75,827	5,917
CACI International, Inc., Class A*	13,879	7,548
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  119 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Professional Services – 2.5%continued
Concentrix Corp.†	27,603	$755
ExlService Holdings, Inc.*	99,060	3,017
Exponent, Inc.	31,485	2,055
FTI Consulting, Inc.*	18,902	3,341
Genpact Ltd.	99,707	3,714
KBR, Inc.	79,849	2,943
Maximus, Inc.	34,857	2,234
Parsons Corp.*	33,313	1,805
Paylocity Holding Corp.*	27,554	2,977
Science Applications International Corp.	28,457	2,701
TransUnion	121,075	8,377
UL Solutions, Inc., Class A	48,572	4,163
		51,547
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	29,671	9,029
Residential Real Estate Investment Trusts – 0.8%
American Homes 4 Rent, Class A	205,188	5,729
Equity LifeStyle Properties, Inc.	121,871	7,607
Independence Realty Trust, Inc.	149,266	2,223
		15,559
Retail Real Estate Investment Trusts – 1.0%
Agree Realty Corp.	75,301	5,676
Brixmor Property Group, Inc.	192,739	5,551
Kite Realty Group Trust	136,129	3,342
NNN REIT, Inc.	119,374	5,017
		19,586
Semiconductors & Semiconductor Equipment – 3.6%
Allegro MicroSystems, Inc.*	78,158	2,464
Amkor Technology, Inc.	71,602	3,224
Cirrus Logic, Inc.*	31,800	4,599
Entegris, Inc.	95,593	11,207
Lattice Semiconductor Corp.*	86,042	7,981
MACOM Technology Solutions Holdings, Inc.* †	40,570	9,009
MKS, Inc.	42,250	9,710
Onto Innovation, Inc.*	31,231	6,405
Rambus, Inc.*	67,775	5,831
Silicon Laboratories, Inc.*	20,725	4,314
SiTime Corp.*	13,895	4,799
Synaptics, Inc.* †	24,471	1,714
Universal Display Corp.	27,887	2,556
		73,813
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Software – 2.9%
Appfolio, Inc., Class A*	15,338	$2,421
Bentley Systems, Inc., Class B†	93,885	3,297
BILL Holdings, Inc.*	55,450	2,124
Blackbaud, Inc.* †	21,583	833
Commvault Systems, Inc.*	27,709	2,158
Docusign, Inc.*	126,139	5,980
Dolby Laboratories, Inc., Class A†	38,446	2,309
Dropbox, Inc., Class A* †	110,392	2,508
Dynatrace, Inc.*	188,016	6,953
Guidewire Software, Inc.*	53,474	7,998
InterDigital, Inc.	16,172	4,884
Manhattan Associates, Inc.*	37,628	5,009
Nutanix, Inc., Class A*	170,112	6,466
Pegasystems, Inc.	57,496	2,447
Qualys, Inc.*	22,118	1,943
UiPath, Inc., Class A*	269,469	2,991
		60,321
Specialized Real Estate Investment Trusts – 1.3%
CubeSmart	143,373	5,255
EPR Properties	47,801	2,388
Gaming and Leisure Properties, Inc.	177,834	7,890
Lamar Advertising Co., Class A	54,605	6,916
National Storage Affiliates Trust	44,548	1,681
Rayonier, Inc.	175,056	3,610
		27,740
Specialty Retail – 3.4%
Abercrombie & Fitch Co., Class A*	28,363	2,591
AutoNation, Inc.*	16,148	3,153
Bath & Body Works, Inc.	129,045	2,409
Burlington Stores, Inc.*	39,113	12,727
Chewy, Inc., Class A*	150,228	4,056
Dick's Sporting Goods, Inc.	41,828	8,294
Five Below, Inc.*	34,696	7,927
Floor & Decor Holdings, Inc., Class A* †	67,893	3,449
GameStop Corp., Class A* †	259,322	5,975
Gap (The), Inc.	141,079	3,414
Lithia Motors, Inc.	15,304	3,822
Murphy U.S.A., Inc.	10,615	5,243
Penske Automotive Group, Inc.†	11,788	1,763
RH*	9,718	1,359
Valvoline, Inc.* †	79,629	2,682
		68,864
See Notes to the Financial Statements.
EQUITY FUNDS 120 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Technology Hardware, Storage & Peripherals – 0.6%
Everpure, Inc., Class A*	197,333	$11,651
Textiles, Apparel & Luxury Goods – 0.5%
Capri Holdings Ltd.*	75,468	1,330
Columbia Sportswear Co.	16,374	897
Crocs, Inc.*	31,073	2,580
PVH Corp.	29,435	2,053
VF Corp.	204,507	3,475
		10,335
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	23,431	6,217
Core & Main, Inc., Class A*	118,149	5,837
GATX Corp.	22,252	3,799
MSC Industrial Direct Co., Inc., Class A	28,880	2,665
Watsco, Inc.†	21,994	8,001
WESCO International, Inc.	30,634	8,382
		34,901
Water Utilities – 0.3%
Essential Utilities, Inc.	178,071	7,171
Total Common Stocks
(Cost $1,331,059)		2,007,194

INVESTMENT COMPANIES – 3.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(2) (3) (4)	38,366,108	38,366
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	38,752,702	38,753
Total Investment Companies
(Cost $77,119)		77,119

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.63%, 5/7/26(5) (6)	$3,237	$3,225
Total Short-Term Investments
(Cost $3,226)		3,225

Total Investments – 101.7%
(Cost $1,411,404)		2,087,538
Liabilities less Other Assets – (1.7%)		(35,816)
NET ASSETS – 100.0%		$2,051,722

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P MidCap 400	131	$44,494	Long	6/26	$438

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  121 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued	March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$2,007,194	$—	$—	$2,007,194
Investment Companies	77,119	—	—	77,119
Short-Term Investments	—	3,225	—	3,225
Total Investments	$2,084,313	$3,225	$—	$2,087,538
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$438	$—	$—	$438

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$482,089	$443,723	$38,366	38,366,108	$126 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	21,363	262,911	245,521	38,753	38,752,702	611
Total	$21,363	$745,000	$689,244	$77,119	77,118,810	$737

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
EQUITY FUNDS 122 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)
Australia – 5.1%
APA Group	774,756	$5,328
Atlas Arteria Ltd.	3,971,327	11,768
Cleanaway Waste Management Ltd.	1,809,627	2,864
Qube Holdings Ltd.	1,740,588	5,843
Transurban Group	2,672,599	25,974
		51,777
Brazil – 1.1%
Cia Paranaense de Energia - Copel	1,149,137	3,425
Motiva Infraestrutura de Mobilidade S.A.	1,100,168	3,367
Rumo S.A.	1,240,900	3,912
		10,704
Canada – 5.0%
Ag Growth International, Inc.†	14,952	204
Algonquin Power & Utilities Corp.	705,800	4,323
Canadian National Railway Co.	191,020	19,661
Enbridge, Inc.	68,331	3,704
Hydro One Ltd.	21,913	905
Keyera Corp.	46,298	1,791
Keyera Corp. (TSX)	68,674	2,471
Northland Power, Inc.	57,949	972
Rockpoint Gas Storage, Inc., Class A	42,283	849
TC Energy Corp.	245,844	15,395
		50,275
China – 1.9%
Beijing Capital International Airport Co. Ltd., Class H*	9,486,000	2,221
China Merchants Port Holdings Co. Ltd.	1,320,000	2,470
China Tower Corp. Ltd., Class H	3,633,249	4,998
China Water Affairs Group Ltd.	280,282	175
ENN Energy Holdings Ltd.	864,200	6,986
Guangdong Investment Ltd.	333,046	336
Zhejiang Expressway Co. Ltd., Class H	2,632,000	2,416
		19,602
Denmark – 0.6%
Orsted A.S.(2) *	245,437	6,009
France – 6.3%
Aeroports de Paris S.A.†	103,945	12,648
Eiffage S.A.	20,069	3,081
Engie S.A.	167,877	5,412
Getlink S.E.	625,187	13,473
Nexans S.A.	3,185	431
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
France – 6.3%continued
Veolia Environnement S.A.	38,257	$1,461
Vinci S.A.	176,515	26,436
		62,942
Germany – 1.2%
E.ON S.E.	25,585	559
Fraport A.G. Frankfurt Airport Services Worldwide*	57,288	4,970
RWE A.G.	98,563	6,565
Siemens A.G. (Registered)	1,760	417
		12,511
Greece – 0.2%
Public Power Corp. S.A.	85,810	1,801
Hong Kong – 2.5%
CK Infrastructure Holdings Ltd.	916,800	7,317
CLP Holdings Ltd.	608,000	5,725
Power Assets Holdings Ltd.	1,501,320	11,697
		24,739
India – 0.2%
GMR Airports Ltd.*	1,003,476	903
NTPC Ltd.	289,561	1,154
		2,057
Italy – 7.7%
Enav S.p.A.	260,107	1,563
Enel S.p.A.	285,294	3,106
Hera S.p.A.	2,619,129	12,142
Infrastrutture Wireless Italiane S.p.A.†	1,006,567	8,057
Italgas S.p.A.	782,899	9,119
SES S.A.	556,595	3,969
Snam S.p.A.	2,743,505	20,866
Terna - Rete Elettrica Nazionale	1,638,543	18,764
		77,586
Japan – 1.6%
Central Japan Railway Co.	48,000	1,243
Japan Airport Terminal Co. Ltd.	117,000	3,834
Kansai Electric Power (The) Co., Inc.	123,300	2,031
Kurita Water Industries Ltd.	12,700	604
Osaka Gas Co. Ltd.	51,300	2,080
Tokyo Metro Co. Ltd.	232,200	2,375
West Japan Railway Co.	194,000	3,853
		16,020
Malaysia – 0.4%
Tenaga Nasional Bhd.	1,259,500	4,346
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  123 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Mexico – 2.9%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	328,361	$4,710
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	360,134	8,870
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	355,348	11,983
Promotora y Operadora de Infraestructura S.A.B. de C.V.	247,871	4,016
		29,579
Netherlands – 0.1%
Arcadis N.V.	16,093	518
New Zealand – 0.9%
Auckland International Airport Ltd.	1,987,328	9,116
Philippines – 0.2%
International Container Terminal Services, Inc.	206,980	2,374
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	598,356	2,598
Spain – 4.4%
Aena SME S.A.(2)	739,283	22,012
Cellnex Telecom S.A.*	178,520	5,796
EDP Renovaveis S.A.	36,633	586
Iberdrola S.A.	634,985	14,577
Redeia Corp. S.A.	99,083	1,677
		44,648
Switzerland – 1.9%
Flughafen Zurich A.G. (Registered)	60,878	18,986
Landis+Gyr Group A.G.*	5,257	335
		19,321
United Arab Emirates – 0.1%
Abu Dhabi Ports Co. PJSC*	903,230	964
United Kingdom – 9.0%
National Grid PLC	2,819,745	47,538
Pennon Group PLC	907,686	6,398
Severn Trent PLC	350,649	14,398
SSE PLC	40,033	1,382
United Utilities Group PLC	1,192,425	20,846
		90,562
United States – 40.6%
Advanced Drainage Systems, Inc.	2,635	361
AECOM	4,175	354
Alexandria Real Estate Equities, Inc.	4,335	201
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United States – 40.6%continued
Alliant Energy Corp.	59,204	$4,248
Ameren Corp.	14,218	1,563
American Electric Power Co., Inc.	102,433	13,427
American Tower Corp.	142,849	24,653
American Water Works Co., Inc.	5,448	741
Antero Midstream Corp.	64,600	1,473
Array Technologies, Inc.*	42,833	310
Atmos Energy Corp.	13,508	2,495
Black Hills Corp.	28,629	1,987
Bunge Global S.A.	9,473	1,205
CenterPoint Energy, Inc.	37,563	1,621
Cheniere Energy, Inc.	42,253	11,990
Clearway Energy, Inc., Class C	20,350	800
Consolidated Edison, Inc.	64,294	7,277
Constellation Energy Corp.	29,054	8,113
Crown Castle, Inc.	206,112	16,759
CSX Corp.	547,174	22,461
Dominion Energy, Inc.	127,896	7,907
DT Midstream, Inc.	55,148	7,427
DTE Energy Co.	20,528	3,002
Duke Energy Corp.	116,315	15,230
Eaton Corp. PLC	1,153	412
Entergy Corp.	72,293	8,123
Equinix, Inc.	5,269	5,165
Essential Utilities, Inc.	26,846	1,081
Evergy, Inc.	118,634	9,718
Exelon Corp.	318,218	15,599
Ferrovial S.E.	180,268	11,721
First Solar, Inc.*	2,614	516
H2O America†	50,312	2,952
HA Sustainable Infrastructure Capital, Inc.†	18,229	670
Hess Midstream L.P., Class A	39,011	1,516
Hubbell, Inc.	1,506	739
Kinder Morgan, Inc.	58,859	1,974
Kinetik Holdings, Inc.†	56,859	2,753
Kodiak Gas Services, Inc.	37,800	2,204
NextEra Energy, Inc.	338,326	31,424
Norfolk Southern Corp.	5,015	1,439
ONEOK, Inc.	152,903	13,821
Ormat Technologies, Inc.	3,601	403
PG&E Corp.	709,109	12,459
Public Service Enterprise Group, Inc.	105,008	8,500
SBA Communications Corp.	63,471	10,924
See Notes to the Financial Statements.
EQUITY FUNDS 124 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United States – 40.6%continued
Sempra	210,831	$20,486
Shoals Technologies Group, Inc., Class A*	44,014	290
Southwest Gas Holdings, Inc.	17,833	1,550
Sunrun, Inc.*	15,376	209
Targa Resources Corp.	91,899	23,042
Tetra Tech, Inc.	17,795	536
UGI Corp.	93,336	3,399
Union Pacific Corp.	53,142	12,893
Venture Global, Inc., Class A†	155,129	2,445
Vistra Corp.	11,926	1,793
Waste Connections, Inc.	9,452	1,536
Waste Connections, Inc. (New York Stock Exchange)	4,678	760
Waste Management, Inc.	5,899	1,356
Williams (The) Cos., Inc.	321,479	23,397
Xcel Energy, Inc.	193,736	15,390
Xylem, Inc.	3,722	445
		409,245
Total Common Stocks
(Cost $785,724)		949,294

MASTER LIMITED PARTNERSHIPS – 2.0%
United States – 2.0%
Energy Transfer L.P.	246,423	4,756
Enterprise Products Partners L.P.	140,099	5,301
MPLX L.P.	84,825	4,841
Plains All American Pipeline L.P.	113,014	2,524
Western Midstream Partners L.P.	56,000	2,305
		19,727
Total Master Limited Partnerships
(Cost $18,180)		19,727

INVESTMENT COMPANIES – 4.2%
Greencoat Renewables PLC†	942,386	780
International Public Partnerships Ltd.	562,748	955
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(3) (4) (5)	8,207,123	8,207
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	30,949,492	30,950
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.2%continued
Renewables Infrastructure Group (The) Ltd.	948,810	$805
Vh Global Energy Infrastructure PLC	684,836	650
Total Investment Companies
(Cost $42,643)		42,347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.64%, 5/7/26(6) (7)	$722	$720
Total Short-Term Investments
(Cost $719)		720

Total Investments – 100.5%
(Cost $847,266)		1,012,088
Liabilities less Other Assets – (0.5%)		(4,747)
Net Assets – 100.0%		$1,007,341

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately $28,021,000 or 2.8% of net assets.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2026 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  125 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	March 31, 2026
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500 (United States Dollar)	20	$6,571	Long	6/26	$(138)
MSCI EAFE Index (United States Dollar)	39	5,657	Long	6/26	(22)
Total					$(160)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Utilities	45.3%
Industrials	29.2
Energy	13.5
Real Estate	5.8
Communication Services	2.3
Financials	0.2
Information Technology	0.1
Consumer Staples	0.1
Short-Term Investments	4.0
Total Investments	100.5
Liabilities less Other Assets	(0.5)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$10,704	$—	$—	$10,704
Canada	50,275	—	—	50,275
Mexico	29,579	—	—	29,579
United States	397,524	11,721	—	409,245
All Other Countries(1)	—	449,491	—	449,491
Total Common Stocks	488,082	461,212	—	949,294
Master Limited Partnerships	19,727	—	—	19,727
Investment Companies	39,157	3,190	—	42,347
Short-Term Investments	—	720	—	720
Total Investments	$546,966	$465,122	$—	$1,012,088
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(160)	$—	$—	$(160)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$83,572	$75,365	$8,207	8,207,123	$114 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	25,814	322,403	317,267	30,950	30,949,492	1,110
Total	$25,814	$405,975	$392,632	$39,157	39,156,615	$1,224

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
EQUITY FUNDS 126 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)
Australia – 5.0%
Dexus	55,360	$228
Goodman Group	103,610	1,845
GPT Group (The)	93,649	294
Ingenia Communities Group	106,892	297
NEXTDC Ltd.*	31,476	252
Scentre Group	301,838	696
Stockland	54,175	162
		3,774
Belgium – 1.8%
Aedifica S.A.	8,065	651
Shurgard Self Storage Ltd.	3,498	101
VGP N.V.	3,348	324
Warehouses De Pauw - C.V.A.	5,449	142
Xior Student Housing N.V.	3,664	112
		1,330
Canada – 0.9%
Dream Industrial Real Estate Investment Trust	34,106	303
First Capital Real Estate Investment Trust	17,331	257
RioCan Real Estate Investment Trust	7,915	108
		668
China – 0.2%
GDS Holdings Ltd., Class A*	26,500	133
France – 2.3%
Accor S.A.	2,500	120
Klepierre S.A.	13,907	524
Mercialys S.A.	15,936	216
Unibail-Rodamco-Westfield*	7,710	862
		1,722
Germany – 1.4%
Sirius Real Estate Ltd.	75,882	93
TAG Immobilien A.G.	30,536	478
Vonovia S.E.	19,956	497
		1,068
Hong Kong – 3.5%
Hongkong Land Holdings Ltd.	77,000	602
Link REIT	145,600	674
Sun Hung Kai Properties Ltd.	67,000	1,136
Swire Properties Ltd.	80,400	234
		2,646
Israel – 0.2%
Melisron Ltd.	1,312	170
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Japan – 8.6%
Comforia Residential REIT, Inc.	407	$278
GLP J-REIT	230	188
Japan Metropolitan Fund Invest	1,072	755
Japan Real Estate Investment Corp.	911	671
Mitsubishi Estate Co. Ltd.	40,100	1,110
Mitsui Fudosan Accommodations Fund, Inc.	129	109
Mitsui Fudosan Co. Ltd.	123,300	1,305
Nippon Building Fund, Inc.	345	289
Nippon Prologis REIT, Inc.	321	173
Nomura Real Estate Master Fund, Inc.	230	227
Sumitomo Realty & Development Co. Ltd.	36,100	1,015
United Urban Investment Corp.	313	338
		6,458
Netherlands – 0.3%
CTP N.V.	12,272	206
Singapore – 3.2%
CapitaLand Ascendas REIT(2)	134,000	259
CapitaLand Integrated Commercial Trust	326,313	586
CapitaLand Investment Ltd.	262,200	559
Centurion Accommodation REIT	391,313	337
Digital Core REIT Management Pte Ltd.	340,600	166
Keppel DC REIT	114,596	195
Keppel REIT	265,000	184
UOL Group Ltd.	17,900	136
		2,422
Spain – 0.8%
Merlin Properties Socimi S.A.	39,147	637
Sweden – 1.2%
Atrium Ljungberg AB, Class B	21,705	68
Catena AB	6,903	324
Fastighets AB Balder, Class B*	61,898	364
Swedish Logistic Property AB, Class B*	21,963	84
Wihlborgs Fastigheter AB	11,551	106
		946
Switzerland – 0.8%
Swiss Prime Site A.G. (Registered)	3,428	581
United Kingdom – 2.9%
British Land (The) Co. PLC	73,389	351
Great Portland Estates PLC(3)	119	—
Helical PLC	50,000	116
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  127 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
United Kingdom – 2.9%continued
Land Securities Group PLC	30,183	$224
LondonMetric Property PLC	55,146	133
Safestore Holdings PLC	33,876	286
Segro PLC	48,995	426
Tritax Big Box REIT PLC	343,159	647
		2,183
United States – 63.3%
Agree Realty Corp.	19,733	1,487
BXP, Inc.	14,751	766
Caesars Entertainment, Inc.*	8,848	234
CareTrust REIT, Inc.	7,982	293
CBRE Group, Inc., Class A*	5,350	725
Crown Castle, Inc.	11,457	932
CubeSmart	13,047	478
D.R. Horton, Inc.	2,815	386
Digital Realty Trust, Inc.	24,543	4,423
Equinix, Inc.	4,135	4,053
Equity LifeStyle Properties, Inc.	8,324	520
Equity Residential	4,772	282
Essential Properties Realty Trust, Inc.	23,919	726
Essex Property Trust, Inc.	2,277	551
Extra Space Storage, Inc.	10,001	1,311
Federal Realty Investment Trust	5,931	630
First Industrial Realty Trust, Inc.	7,732	447
Gaming and Leisure Properties, Inc.	9,072	403
Healthcare Realty Trust, Inc.	32,490	552
Highwoods Properties, Inc.	25,483	546
Hilton Worldwide Holdings, Inc.	1,967	598
Host Hotels & Resorts, Inc.	38,458	737
Hudson Pacific Properties, Inc.*	7,773	46
Invitation Homes, Inc.	30,151	749
Iron Mountain, Inc.	7,469	763
Janus Living, Inc., Class A-1*	15,963	376
Kilroy Realty Corp.†	1,616	45
Kimco Realty Corp.	59,561	1,338
Lamar Advertising Co., Class A	4,177	529
Macerich (The) Co.	34,297	648
Mid-America Apartment Communities, Inc.	5,763	704
NETSTREIT Corp.†	33,808	637
Omega Healthcare Investors, Inc.	10,867	476
Outfront Media, Inc.	11,202	297
PACS Group, Inc.*	4,225	136
Prologis, Inc.	34,983	4,624
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
United States – 63.3%continued
Public Storage	6,900	$1,869
Rayonier, Inc.	13,457	277
Sabra Health Care REIT, Inc.	34,253	659
Simon Property Group, Inc.	9,209	1,718
Sun Communities, Inc.	9,980	1,257
Terreno Realty Corp.	11,384	699
UDR, Inc.	15,631	528
Ventas, Inc.	16,049	1,312
Welltower, Inc.	34,958	6,912
		47,679
Total Common Stocks
(Cost $68,840)		72,623

RIGHTS – 0.0% (1)
Singapore – 0.0%
CapitaLand Ascendas(3) *	3,752	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 4.4%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(4) (5) (6)	722,327	723
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(4) (5)	2,623,297	2,623
Total Investment Companies
(Cost $3,346)		3,346

Total Investments – 100.8%
(Cost $72,186)		75,969
Liabilities less Other Assets – (0.8%)		(628)
Net Assets – 100.0%		$75,341

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(3)	Value rounds to less than one thousand.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2026 is disclosed.
(6)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 128 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	93.9%
Consumer Discretionary	1.8
Information Technology	0.5
Health Care	0.2
Short-Term Investments	4.4
Total Investments	100.8
Liabilities less Other Assets	(0.8)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on
March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Belgium	$101	$1,229	$—	$1,330
Canada	668	—	—	668
United States	47,679	—	—	47,679
All Other Countries(1)	—	22,946	—	22,946
Total Common Stocks	48,448	24,175	—	72,623
Investment Companies	3,346	—	—	3,346
Total Investments	$51,794	$24,175	$—	$75,969

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$8,308	$7,585	$723	722,327	$2 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,984	42,821	43,182	2,623	2,623,297	102
Total	$2,984	$51,129	$50,767	$3,346	3,345,624	$104

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  129 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7%
Aerospace & Defense – 1.6%
AAR Corp.*	4,622	$506
AeroVironment, Inc.*	2,886	528
Astronics Corp.*	6,166	411
Cadre Holdings, Inc.	3,672	113
Ducommun, Inc.*	2,654	324
Kratos Defense & Security Solutions, Inc.*	17,179	1,211
Mercury Systems, Inc.*	6,345	463
Moog, Inc., Class A	3,267	956
National Presto Industries, Inc.	821	113
Park Aerospace Corp.	3,066	84
V2X, Inc.*	2,816	193
VSE Corp.	3,032	559
		5,461
Air Freight & Logistics – 0.0%
Forward Air Corp.*	4,438	74
Automobile Components – 1.2%
Adient PLC*	11,768	238
Cooper-Standard Holdings, Inc.*	1,413	39
Dana, Inc.	16,417	552
Dauch Corp.*	8,349	49
Dorman Products, Inc.*	4,509	470
Garrett Motion, Inc.	18,971	345
Gentherm, Inc.*	5,284	147
Goodyear Tire & Rubber (The) Co.*	36,007	239
LCI Industries	4,672	575
Motorcar Parts of America, Inc.*	3,406	38
Patrick Industries, Inc.	4,314	479
Phinia, Inc.	3,688	252
Standard Motor Products, Inc.	2,839	99
Stoneridge, Inc.* †	3,045	15
Strattec Security Corp.*	1,022	80
Visteon Corp.	3,194	291
XPEL, Inc.*	1,981	88
		3,996
Automobiles – 0.0%
Winnebago Industries, Inc.	5,596	173
Banks – 9.7%
1st Source Corp.	3,956	274
Amalgamated Financial Corp.	3,834	149
Ameris Bancorp	6,673	520
AmeriServ Financial, Inc.	2,282	8
Ames National Corp.	1,114	31
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 9.7%continued
Arrow Financial Corp.	3,517	$118
Associated Banc-Corp	14,346	371
Atlantic Union Bankshares Corp.	16,794	600
Axos Financial, Inc.*	8,465	720
Banc of California, Inc.	16,480	290
BancFirst Corp.	2,766	300
Bancorp (The), Inc.*	5,931	319
Bank First Corp.	2,031	274
Bank of Hawaii Corp.	4,211	313
Bank of Marin Bancorp	2,362	61
Bank of NT Butterfield & Son (The) Ltd.	5,513	289
Bank of South Carolina Corp.	4,148	65
Bank7 Corp.	5,540	221
BankUnited, Inc.	8,091	365
Bankwell Financial Group, Inc.	4,746	230
Banner Corp.	5,318	323
Bar Harbor Bankshares	1,261	41
BCB Bancorp, Inc.	1,483	13
Blue Ridge Bankshares, Inc.	27,046	114
Burke & Herbert Financial Services Corp.	1,485	93
Business First Bancshares, Inc.	2,001	54
C&F Financial Corp.	1,023	75
California BanCorp	6,396	113
Camden National Corp.	2,484	118
Capital City Bank Group, Inc.	1,360	59
Capitol Federal Financial, Inc.	15,421	110
Cathay General Bancorp	9,863	492
CB Financial Services, Inc.†	263	9
Central Pacific Financial Corp.	3,209	103
CF Bankshares, Inc.†	3,909	109
Chain Bridge Bancorp, Inc., Class A* †	3,960	138
Chemung Financial Corp.	1,817	98
Citizens & Northern Corp.	776	17
Citizens Community Bancorp, Inc.	1,069	21
Citizens Financial Services, Inc.	195	12
City Holding Co.	2,385	285
Civista Bancshares, Inc.	487	11
CNB Financial Corp.	4,817	140
Colony Bankcorp, Inc.	920	18
Columbia Financial, Inc.*	3,286	58
Community Financial System, Inc.	5,848	343
Community Trust Bancorp, Inc.	1,803	109
Community West Bancshares	4,951	115
See Notes to the Financial Statements.
EQUITY FUNDS 130 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 9.7%continued
ConnectOne Bancorp, Inc.	2,732	$73
Customers Bancorp, Inc.*	3,512	244
CVB Financial Corp.	15,708	305
Dime Community Bancshares, Inc.	4,262	144
Eastern Bankshares, Inc.	20,903	409
Enterprise Financial Services Corp.	3,376	183
Equity Bancshares, Inc., Class A	2,228	99
Esquire Financial Holdings, Inc.	826	89
Farmers National Banc Corp.	7,107	94
FB Financial Corp.	4,214	219
Financial Institutions, Inc.	2,885	91
First Bancorp	5,072	286
First BanCorp	19,292	412
First Bancorp (The), Inc.	594	17
First Busey Corp.	10,635	269
First Business Financial Services, Inc.	778	42
First Commonwealth Financial Corp.	18,106	318
First Community Bankshares, Inc.	2,060	86
First Community Corp.	3,960	116
First Financial Bancorp	10,148	283
First Financial Bankshares, Inc.	18,110	533
First Financial Corp.	1,699	107
First Foundation, Inc.*	3,713	22
First Guaranty Bancshares, Inc.	537	4
First Internet Bancorp	1,084	22
First Interstate BancSystem, Inc., Class A	9,055	302
First Merchants Corp.	12,589	488
First Mid Bancshares, Inc.	2,750	113
First U.S. Bancshares, Inc.	7,378	113
First United Corp.	4,874	179
Five Star Bancorp	1,981	75
Flushing Financial Corp.	4,309	66
FS Bancorp, Inc.	1,544	60
Fulton Financial Corp.	21,181	431
German American Bancorp, Inc.	3,389	142
Glacier Bancorp, Inc.	13,511	604
Great Southern Bancorp, Inc.	1,091	69
Hancock Whitney Corp.	10,400	661
Hanmi Financial Corp.	3,182	84
Harleysville Financial Corp.	203	5
Hawthorn Bancshares, Inc.	688	23
HBT Financial, Inc.	2,971	79
Heritage Commerce Corp.	5,940	74
Heritage Financial Corp.	5,159	134
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 9.7%continued
Hilltop Holdings, Inc.	9,512	$341
Home Bancorp, Inc.	2,001	121
Home BancShares, Inc.	22,341	602
HomeTrust Bancshares, Inc.	2,450	104
Hope Bancorp, Inc.	13,110	146
Horizon Bancorp, Inc.	5,213	86
Huntington Bancshares, Inc.	54,497	853
Independent Bank Corp.	1,981	66
Independent Bank Corp. (NASDAQ Global Select)	7,299	549
International Bancshares Corp.	7,693	518
Investar Holding Corp.	6,954	190
Jeffersonville Bancorp	514	14
Kearny Financial Corp.	15,456	117
Kentucky First Federal Bancorp*	942	4
Lake Shore Bancorp, Inc.	786	12
Lakeland Financial Corp.	3,012	173
Landmark Bancorp, Inc.†	1,103	27
Magyar Bancorp, Inc.	973	17
Mechanics Bancorp, Class A	3,020	45
Mercantile Bank Corp.	3,648	184
Metrocity Bankshares, Inc.	2,476	71
Metropolitan Bank Holding Corp.	1,156	96
Mid Penn Bancorp, Inc.	671	22
NASB Financial, Inc.	725	28
National Bank Holdings Corp., Class A	4,221	165
National Bankshares, Inc.	577	21
NB Bancorp, Inc.	4,681	99
NBT Bancorp, Inc.	6,577	280
Nicolet Bankshares, Inc.	2,163	321
Northeast Bank	1,428	160
Northeast Community Bancorp, Inc.	1,716	41
Northfield Bancorp, Inc.	10,095	137
Northrim BanCorp, Inc.	4,287	98
Northwest Bancshares, Inc.	14,955	190
Norwood Financial Corp.†	735	22
OceanFirst Financial Corp.	5,920	107
OFG Bancorp	6,663	270
Ohio Valley Banc Corp.	1,044	46
Old Second Bancorp, Inc.	1,703	34
Orrstown Financial Services, Inc.	1,817	66
Park National Corp.	1,842	301
Pathfinder Bancorp, Inc.	1,003	13
Pathward Financial, Inc.	2,296	205
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  131 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 9.7%continued
Patriot National Bancorp, Inc.* †	87,191	$112
Peoples Bancorp of North Carolina, Inc.	997	39
Peoples Bancorp, Inc.	4,131	136
Peoples Financial Corp.	201	4
Peoples Financial Services Corp.	670	36
Preferred Bank	2,395	217
Primis Financial Corp.	524	7
Provident Financial Holdings, Inc.	1,136	18
Provident Financial Services, Inc.	14,929	316
Renasant Corp.	10,692	386
Republic Bancorp, Inc., Class A	2,027	143
S&T Bancorp, Inc.	4,522	189
Seacoast Banking Corp. of Florida	10,016	303
ServisFirst Bancshares, Inc.	8,021	584
Shore Bancshares, Inc.	5,591	104
Sierra Bancorp	641	22
Simmons First National Corp., Class A	11,891	231
SmartFinancial, Inc.	1,651	65
South Plains Financial, Inc.	1,485	62
Southern First Bancshares, Inc.*	2,852	155
Southern Missouri Bancorp, Inc.	461	29
Southside Bancshares, Inc.	3,144	98
Stellar Bancorp, Inc.	5,825	213
Stock Yards Bancorp, Inc.	3,906	259
Texas Capital Bancshares, Inc.*	5,497	522
Third Coast Bancshares, Inc.*	2,805	106
Timberland Bancorp, Inc.†	1,171	46
Tompkins Financial Corp.	1,531	121
Towne Bank	8,061	271
TriCo Bancshares	3,154	150
TrustCo Bank Corp. NY	1,629	71
Trustmark Corp.	7,925	334
UMB Financial Corp.	7,597	857
Union Bankshares, Inc.	4,208	102
United Bancorp, Inc.†	1,060	16
United Bankshares, Inc.	15,681	650
United Community Banks, Inc.	14,180	447
Unity Bancorp, Inc.	1,518	79
Univest Financial Corp.	3,472	119
Virginia National Bankshares Corp.	105	4
WaFd, Inc.	7,140	224
Washington Trust Bancorp, Inc.	2,721	91
WesBanco, Inc.	14,359	495
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 9.7%continued
West BanCorp, Inc.	803	$19
Westamerica BanCorp	3,800	198
Western New England Bancorp, Inc.	5,564	72
WSFS Financial Corp.	10,692	700
		33,262
Beverages – 0.3%
Boston Beer (The) Co., Inc., Class A*	1,001	230
MGP Ingredients, Inc.	2,122	39
National Beverage Corp.*	9,949	335
Vita Coco (The) Co., Inc.*	6,007	288
		892
Biotechnology – 7.4%
4D Molecular Therapeutics, Inc.*	6,122	57
Abeona Therapeutics, Inc.* †	15,510	69
ACADIA Pharmaceuticals, Inc.*	13,004	289
Achieve Life Sciences, Inc.* †	25,354	75
Actuate Therapeutics, Inc.* †	13,364	37
Acumen Pharmaceuticals, Inc.*	903	2
ADMA Biologics, Inc.*	27,360	247
Agenus, Inc.* †	6,007	20
Agios Pharmaceuticals, Inc.*	3,307	112
Alector, Inc.*	10,687	23
Alkermes PLC*	17,971	635
Allogene Therapeutics, Inc.*	18,568	45
Altimmune, Inc.*	8,025	25
ALX Oncology Holdings, Inc.* †	17,558	35
Amicus Therapeutics, Inc.*	44,214	639
AnaptysBio, Inc.*	7,266	403
Anavex Life Sciences Corp.* †	15,081	46
Anika Therapeutics, Inc.*	3,345	49
Annexon, Inc.*	4,427	25
Annovis Bio, Inc.* †	24,514	55
Apellis Pharmaceuticals, Inc.* †	11,347	457
Aravive, Inc.(1) *	8,839	—
Arbutus Biopharma Corp.*	5,236	24
Arcellx, Inc.*	6,510	747
Arcturus Therapeutics Holdings, Inc.* †	5,679	44
Arcus Biosciences, Inc.*	10,542	228
Arcutis Biotherapeutics, Inc.*	12,209	288
Ardelyx, Inc.*	4,404	26
ArriVent Biopharma, Inc.* †	4,307	99
Arrowhead Pharmaceuticals, Inc.*	12,822	804
ARS Pharmaceuticals, Inc.* †	9,262	74
See Notes to the Financial Statements.
EQUITY FUNDS 132 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Biotechnology – 7.4%continued
Assembly Biosciences, Inc.* †	4,966	$138
Aura Biosciences, Inc.*	15,279	102
Aurinia Pharmaceuticals, Inc.*	13,624	202
Avita Medical, Inc.* †	11,221	42
Beyondspring, Inc.* †	5,429	9
BioCryst Pharmaceuticals, Inc.*	29,678	283
Biomea Fusion, Inc.* †	21,888	34
BioNTech S.E. ADR*	1,108	98
C4 Therapeutics, Inc.*	4,640	12
Cabaletta Bio, Inc.* †	9,306	25
Capricor Therapeutics, Inc.* †	14,445	439
CareDx, Inc.*	5,282	92
Caribou Biosciences, Inc.*	11,187	21
Cartesian Therapeutics, Inc.* †	3,413	21
Catalyst Pharmaceuticals, Inc.*	23,457	581
Celcuity, Inc.*	11,361	1,297
Celldex Therapeutics, Inc.*	6,218	197
CervoMed, Inc.*	3,978	16
Cibus, Inc.(2) * †	1	—
Climb Bio, Inc.*	10,016	69
Cogent Biosciences, Inc.*	8,654	333
Coherus Oncology, Inc.* †	10,225	17
Corbus Pharmaceuticals Holdings, Inc.*	1,777	17
CRISPR Therapeutics A.G.* †	8,081	384
Cullinan Therapeutics, Inc.*	7,460	106
Cytokinetics, Inc.*	10,602	699
CytomX Therapeutics, Inc.*	39,765	187
Day One Biopharmaceuticals, Inc.*	4,490	96
Denali Therapeutics, Inc.*	13,528	260
Design Therapeutics, Inc.*	16,422	175
DiaMedica Therapeutics, Inc.* †	13,716	93
Dianthus Therapeutics, Inc.*	3,007	252
Disc Medicine, Inc.*	1,522	97
Dyne Therapeutics, Inc.*	10,542	191
Editas Medicine, Inc.*	5,829	14
Elicio Therapeutics, Inc.* †	10,496	112
Emergent BioSolutions, Inc.* †	6,856	57
Enanta Pharmaceuticals, Inc.*	9,791	124
Engene Holdings, Inc.* †	8,938	61
Entrada Therapeutics, Inc.*	9,782	123
Foghorn Therapeutics, Inc.*	6,941	33
Fortress Biotech, Inc.* †	51,264	143
Galectin Therapeutics, Inc.* †	5,380	15
Genelux Corp.* †	25,185	61
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Biotechnology – 7.4%continued
Geron Corp.*	17,637	$26
Greenwich Lifesciences, Inc.* †	4,713	113
Gyre Therapeutics, Inc.* †	6,906	48
Immatics N.V.* †	6,621	65
Immix Biopharma, Inc.* †	15,008	137
ImmuCell Corp.* †	2,005	13
Immunome, Inc.*	8,323	182
Inhibrx Biosciences, Inc.* †	6,623	445
Inmune Bio, Inc.* †	11,549	13
Inovio Pharmaceuticals, Inc.* †	47,318	82
Ironwood Pharmaceuticals, Inc.*	28,386	100
Jasper Therapeutics, Inc.* †	3,638	3
KalVista Pharmaceuticals, Inc.* †	11,984	241
Keros Therapeutics, Inc.*	1,725	19
Kodiak Sciences, Inc.*	24,242	924
Korro Bio, Inc.* †	2,194	25
Krystal Biotech, Inc.*	1,869	483
Kura Oncology, Inc.*	12,044	98
Larimar Therapeutics, Inc.*	375	2
Lexeo Therapeutics, Inc.*	4,725	27
MacroGenics, Inc.*	6,690	19
MannKind Corp.*	25,984	64
MDxHealth S.A.*	57,475	132
MediciNova, Inc.*	13,894	19
MeiraGTx Holdings PLC*	8,992	78
Merrimack Pharmaceuticals, Inc.(1) * †	7,504	—
MiMedx Group, Inc.*	9,449	37
Mineralys Therapeutics, Inc.*	6,249	169
Mirum Pharmaceuticals, Inc.*	8,773	810
Monte Rosa Therapeutics, Inc.*	8,333	137
Neurogene, Inc.* †	2,439	49
Nkarta, Inc.*	16,775	35
Novavax, Inc.*	14,015	114
Nurix Therapeutics, Inc.*	4,063	63
Olema Pharmaceuticals, Inc.*	13,567	202
Organogenesis Holdings, Inc.*	5,778	14
ORIC Pharmaceuticals, Inc.*	14,890	189
PDL BioPharma, Inc.(1) *	24,608	7
PepGen, Inc.* †	4,891	9
Perspective Therapeutics, Inc.*	6,514	27
PMV Pharmaceuticals, Inc.* †	6,605	8
Praxis Precision Medicines, Inc.*	2,664	858
Precigen, Inc.*	63,033	244
Precision BioSciences, Inc.*	7,395	41
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  133 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Biotechnology – 7.4%continued
Prime Medicine, Inc.* †	11,943	$42
ProKidney Corp.*	5,668	10
ProQR Therapeutics N.V.*	4,690	8
Protagonist Therapeutics, Inc.*	3,747	395
Protalix BioTherapeutics, Inc.* †	503	1
Prothena Corp. PLC*	3,817	37
PTC Therapeutics, Inc.*	7,322	499
REGENXBIO, Inc.*	10,274	86
Relay Therapeutics, Inc.*	10,642	106
Replimune Group, Inc.*	11,401	87
Rezolute, Inc.*	22,558	69
Rhythm Pharmaceuticals, Inc.*	5,675	494
Sana Biotechnology, Inc.*	35,772	103
Savara, Inc.*	5,082	28
Scholar Rock Holding Corp.*	14,836	729
Sera Prognostics, Inc., Class A* †	10,320	21
Shattuck Labs, Inc.*	3,786	24
Solid Biosciences, Inc.*	372	3
Spero Therapeutics, Inc.* †	6,106	14
Spyre Therapeutics, Inc.*	2,928	148
Stoke Therapeutics, Inc.*	8,839	288
Sutro Biopharma, Inc.* †	252	6
Tango Therapeutics, Inc.*	7,773	163
TG Therapeutics, Inc.*	12,504	415
Travere Therapeutics, Inc.*	6,752	201
Tyra Biosciences, Inc.*	4,389	168
Ultragenyx Pharmaceutical, Inc.*	8,676	182
UroGen Pharma Ltd.*	11,530	207
Vanda Pharmaceuticals, Inc.*	6,975	48
Vaxcyte, Inc.*	7,561	439
Veracyte, Inc.*	8,111	261
Vericel Corp.*	5,450	175
Voyager Therapeutics, Inc.*	7,342	28
vTv Therapeutics, Inc., Class A* †	3,926	156
XBiotech, Inc.* †	5,012	12
Xencor, Inc.*	3,623	44
XOMA Royalty Corp.* †	6,265	197
Zymeworks, Inc.*	4,671	117
		25,389
Broadline Retail – 0.0%
Savers Value Village, Inc.*	14,922	111
Building Products – 1.6%
American Woodmark Corp.*	1,897	76
Apogee Enterprises, Inc.	4,148	139
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Building Products – 1.6%continued
AZZ, Inc.	2,810	$352
CSW Industrials, Inc.	1,723	449
Gibraltar Industries, Inc.*	4,595	183
Griffon Corp.	6,640	483
Insteel Industries, Inc.	5,006	168
JELD-WEN Holding, Inc.*	8,379	10
Modine Manufacturing Co.*	5,414	1,173
Quanex Building Products Corp.	3,962	71
Resideo Technologies, Inc.*	16,145	544
Tecnoglass, Inc.	4,718	210
UFP Industries, Inc.	8,243	759
Zurn Elkay Water Solutions Corp.	17,093	767
		5,384
Capital Markets – 1.8%
Acadian Asset Management, Inc.	3,376	184
Artisan Partners Asset Management, Inc., Class A	5,642	205
Associated Capital Group, Inc., Class A	1,713	67
BGC Group, Inc., Class A	32,393	317
BRC Group Holdings, Inc.* †	1,907	14
Capital Southwest Corp.†	5,154	114
Cohen & Steers, Inc.	3,323	208
Coincheck Group N.V.* †	17,765	26
Diamond Hill Investment Group, Inc.	848	146
DigitalBridge Group, Inc.	18,197	281
Etoro Group Ltd., Class A*	7,952	239
GAMCO Investors, Inc., Class A	5,044	121
Miami International Holdings, Inc.*	7,952	310
Moelis & Co., Class A	7,186	410
Morgan Stanley Direct Lending Fund†	8,413	117
Oaktree Specialty Lending Corp.	8,350	94
Patria Investments Ltd., Class A†	12,891	162
Piper Sandler Cos.	9,848	754
PJT Partners, Inc., Class A	2,687	375
Siebert Financial Corp.* †	5,033	10
StepStone Group, Inc., Class A	5,689	271
StoneX Group, Inc.*	8,802	710
Victory Capital Holdings, Inc., Class A	7,862	515
Virtu Financial, Inc., Class A	7,952	350
Virtus Investment Partners, Inc.	756	102
Westwood Holdings Group, Inc.	1,626	27
WisdomTree, Inc.†	10,881	158
		6,287
See Notes to the Financial Statements.
EQUITY FUNDS 134 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Chemicals – 2.0%
AdvanSix, Inc.	3,105	$76
Alto Ingredients, Inc.* †	7,346	36
American Vanguard Corp.*	2,973	7
Arq, Inc.*	713	2
Ascent Industries Co.*	108	1
Ashland, Inc.	4,234	235
Aspen Aerogels, Inc.*	3,403	12
Avient Corp.	10,393	377
Balchem Corp.	4,039	684
Cabot Corp.	7,133	537
Chemours (The) Co.	14,211	313
H.B. Fuller Co.	8,084	499
Hawkins, Inc.	5,159	792
Huntsman Corp.	16,345	218
Ingevity Corp.*	5,195	370
Innospec, Inc.	3,025	221
Intrepid Potash, Inc.*	622	27
Koppers Holdings, Inc.	5,418	210
Kronos Worldwide, Inc.	3,449	23
LSB Industries, Inc.* †	4,244	63
Mativ Holdings, Inc.	9,737	85
Minerals Technologies, Inc.	4,804	341
Olin Corp.	10,576	314
Orion S.A.	5,360	35
Perimeter Solutions, Inc.*	13,703	335
Quaker Chemical Corp.	2,571	319
Sensient Technologies Corp.	5,616	485
Stepan Co.	3,101	155
Tronox Holdings PLC	13,443	131
		6,903
Commercial Services & Supplies – 1.3%
ABM Industries, Inc.	8,349	322
ACCO Brands Corp.	13,528	41
ACV Auctions, Inc., Class A*	14,303	61
Brink's (The) Co.	6,083	630
Casella Waste Systems, Inc., Class A*	5,483	435
Cimpress PLC*	3,346	244
Civeo Corp.*	239	6
CompX International, Inc.	1,898	44
CoreCivic, Inc.*	13,793	261
Deluxe Corp.	5,673	156
Ennis, Inc.	4,082	87
GEO Group (The), Inc.*	13,511	227
HNI Corp.	8,641	288
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Commercial Services & Supplies – 1.3%continued
Interface, Inc.	5,851	$146
Liquidity Services, Inc.*	3,191	98
MillerKnoll, Inc.	10,629	154
NL Industries, Inc.	5,510	32
Odyssey Marine Exploration, Inc.(2) *	377	—
OPENLANE, Inc.*	16,350	477
Perma-Fix Environmental Services, Inc.*	1,043	11
Pitney Bowes, Inc.†	18,620	206
Quad/Graphics, Inc.	1,820	12
UniFirst Corp.	1,895	477
Virco Mfg. Corp.†	2,997	18
		4,433
Communications Equipment – 1.2%
ADTRAN Holdings, Inc.*	6,024	76
Applied Optoelectronics, Inc.*	5,301	449
Aviat Networks, Inc.*	1,948	44
BK Technologies Corp.* †	271	20
Calix, Inc.*	5,805	284
Clearfield, Inc.*	3,167	84
Comtech Telecommunications Corp.*	2,995	10
Digi International, Inc.*	6,862	331
Extreme Networks, Inc.*	13,074	197
Gilat Satellite Networks Ltd.* †	7,676	115
Harmonic, Inc.*	12,238	110
Ituran Location and Control Ltd.	2,654	130
KVH Industries, Inc.*	5,262	47
NETGEAR, Inc.*	3,882	85
NetScout Systems, Inc.*	9,323	296
Ribbon Communications, Inc.*	3,698	8
Viasat, Inc.*	12,123	555
Viavi Solutions, Inc.*	24,650	820
Vistance Networks, Inc.*	22,771	415
		4,076
Construction & Engineering – 3.0%
Arcosa, Inc.	6,981	741
Argan, Inc.	2,316	1,261
Centuri Holdings, Inc.*	8,253	241
Construction Partners, Inc., Class A*	4,956	551
Dycom Industries, Inc.*	3,731	1,264
Fluor Corp.*	17,739	828
Granite Construction, Inc.	6,971	836
Great Lakes Dredge & Dock Corp.*	5,355	91
IES Holdings, Inc.*	1,067	508
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  135 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Construction & Engineering – 3.0%continued
Limbach Holdings, Inc.*	1,066	$83
Matrix Service Co.*	6,993	80
MYR Group, Inc.*	2,008	567
NWPX Infrastructure, Inc.*	3,363	262
Orion Group Holdings, Inc.*	1,996	22
Primoris Services Corp.	3,800	544
Sterling Infrastructure, Inc.*	5,026	2,047
Tutor Perini Corp.	3,525	272
		10,198
Construction Materials – 0.4%
Knife River Corp.*	5,772	471
Titan America S.A.*	16,566	248
United States Lime & Minerals, Inc.	4,238	554
		1,273
Consumer Finance – 1.2%
Antalpha Platform Holding Co., Class A*	8,173	61
Atlanticus Holdings Corp.*	863	45
Bread Financial Holdings, Inc.	5,434	407
Dave, Inc.*	1,229	214
Encore Capital Group, Inc.*	4,334	304
Enova International, Inc.*	3,111	423
EZCORP, Inc., Class A*	4,703	119
FirstCash Holdings, Inc.	5,258	988
Green Dot Corp., Class A*	7,218	81
LendingClub Corp.*	8,000	115
Medallion Financial Corp.	836	7
Navient Corp.	21,337	174
Nelnet, Inc., Class A	4,317	557
PRA Group, Inc.*	6,548	115
PROG Holdings, Inc.	9,141	262
Upstart Holdings, Inc.* †	8,250	212
World Acceptance Corp.*	1,119	151
		4,235
Consumer Staples Distribution & Retail – 0.5%
Andersons (The), Inc.	2,570	185
Chefs' Warehouse (The), Inc.*	2,037	121
Grocery Outlet Holding Corp.*	9,579	68
Ingles Markets, Inc., Class A	3,535	318
Natural Grocers by Vitamin Cottage, Inc.	1,175	30
PriceSmart, Inc.	2,647	398
United Natural Foods, Inc.*	5,447	246
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Consumer Staples Distribution & Retail – 0.5%continued
Village Super Market, Inc., Class A	1,212	$51
Weis Markets, Inc.	2,988	204
		1,621
Containers & Packaging – 0.3%
Ardagh Metal Packaging S.A.	60,597	246
Greif, Inc., Class A	3,111	209
Myers Industries, Inc.	4,444	94
O-I Glass, Inc.*	14,873	156
TriMas Corp.	6,070	218
		923
Distributors – 0.1%
Gold.com, Inc.	6,252	250
Weyco Group, Inc.	2,708	87
		337
Diversified Consumer Services – 1.3%
Afya Ltd., Class A	8,528	127
American Public Education, Inc.*	3,700	210
Coursera, Inc.*	15,279	89
Covista, Inc.*	8,104	934
Driven Brands Holdings, Inc.*	16,112	203
Frontdoor, Inc.*	7,054	373
Graham Holdings Co., Class B	580	613
Laureate Education, Inc.*	13,335	465
Matthews International Corp., Class A	4,693	121
Mister Car Wash, Inc.*	30,715	214
OneSpaWorld Holdings Ltd.	9,664	222
Perdoceo Education Corp.	6,411	239
Strategic Education, Inc.	2,786	231
Stride, Inc.*	4,247	374
Udemy, Inc.* †	13,325	62
Universal Technical Institute, Inc.*	2,163	78
WW International, Inc.(2) *	1	—
		4,555
Diversified Real Estate Investment Trusts – 0.4%
AH Realty Trust, Inc.	3,851	21
American Assets Trust, Inc.	5,603	103
Broadstone Net Lease, Inc.	15,462	283
CTO Realty Growth, Inc.	7,520	139
Essential Properties Realty Trust, Inc.	19,322	587
Gladstone Commercial Corp.	3,614	41
Global Net Lease, Inc.	19,004	178
		1,352
See Notes to the Financial Statements.
EQUITY FUNDS 136 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	5,005	$191
ATN International, Inc.	1,524	42
Bandwidth, Inc., Class A*	1,950	35
Globalstar, Inc.*	10,904	724
IDT Corp., Class B	3,373	166
IHS Holding Ltd.*	31,694	261
Iridium Communications, Inc.	13,405	372
Liberty Latin America Ltd., Class C*	10,702	94
LICT Corp.*	6	72
Shenandoah Telecommunications Co.	5,857	90
		2,047
Electric Utilities – 0.7%
Hawaiian Electric Industries, Inc.*	16,162	240
MGE Energy, Inc.	5,410	418
Otter Tail Corp.	6,587	578
Portland General Electric Co.	12,706	671
TXNM Energy, Inc. (New York Stock Exchange)	9,201	538
		2,445
Electrical Equipment – 2.9%
Allient, Inc.	2,723	161
American Superconductor Corp.*	478	16
Array Technologies, Inc.*	17,068	123
Atkore, Inc.	5,682	335
Babcock & Wilcox Enterprises, Inc.*	5,222	77
Bloom Energy Corp., Class A*	24,779	3,357
EnerSys	5,284	918
LSI Industries, Inc.	3,139	58
Nextpower, Inc., Class A*	14,581	1,758
Orion Energy Systems, Inc.* †	296	3
Plug Power, Inc.* †	67,728	153
Powell Industries, Inc.	2,694	1,458
Power Solutions International, Inc.* †	2,337	142
Preformed Line Products Co.	1,196	324
Shoals Technologies Group, Inc., Class A*	19,044	125
Sunrun, Inc.*	19,216	260
Thermon Group Holdings, Inc.*	2,161	109
TPI Composites, Inc.(2) *	4,933	—
Ultralife Corp.*	1,955	13
Vicor Corp.*	3,757	605
		9,995
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Electronic Equipment, Instruments & Components – 4.5%
908 Devices, Inc.*	11,347	$70
Advanced Energy Industries, Inc.	4,420	1,426
Arlo Technologies, Inc.*	7,617	108
Badger Meter, Inc.	3,502	534
Bel Fuse, Inc., Class B	3,356	664
Belden, Inc.	4,566	524
Benchmark Electronics, Inc.	5,937	333
Climb Global Solutions, Inc.	14,140	280
CTS Corp.	3,377	161
Daktronics, Inc.*	5,258	103
ePlus, Inc.	6,666	502
Fabrinet*	5,149	2,685
Frequency Electronics, Inc.*	4,347	192
Identiv, Inc.*	260	1
Insight Enterprises, Inc.*	5,907	396
Itron, Inc.*	5,427	486
Kimball Electronics, Inc.*	3,336	79
Knowles Corp.*	9,174	236
Methode Electronics, Inc.(3)	5,279	29
Mirion Technologies, Inc.*	21,728	404
M-Tron Industries, Inc.* †	2,310	154
Napco Security Technologies, Inc.	3,376	133
nLight, Inc.*	7,862	448
Novanta, Inc.*	4,529	535
OSI Systems, Inc.*	3,336	886
PC Connection, Inc.	4,221	247
Plexus Corp.*	3,827	775
Powerfleet, Inc. NJ*	1,546	5
Rogers Corp.*	2,223	239
Sanmina Corp.*	8,263	1,071
ScanSource, Inc.*	2,982	108
SmartRent, Inc.*	75,402	113
TTM Technologies, Inc.*	10,470	1,020
Unusual Machines, Inc.* †	6,341	79
Vishay Intertechnology, Inc.	13,272	239
Vishay Precision Group, Inc.*	3,721	162
		15,427
Energy Equipment & Services – 2.4%
Archrock, Inc.	16,771	584
Atlas Energy Solutions, Inc.†	11,725	154
Bristow Group, Inc.	4,403	206
Cactus, Inc., Class A	6,895	327
DMC Global, Inc.*	3,635	19
Expro Group Holdings N.V.*	11,350	198
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  137 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Energy Equipment & Services – 2.4%continued
Forum Energy Technologies, Inc.*	416	$24
Geospace Technologies Corp.*	4,131	50
Helix Energy Solutions Group, Inc.*	23,683	234
Helmerich & Payne, Inc.	11,082	399
Innovex International, Inc.*	4,098	100
KLX Energy Services Holdings, Inc.*	590	2
Kodiak Gas Services, Inc.	9,535	556
Liberty Energy, Inc.	16,244	468
Mammoth Energy Services, Inc.*	1,811	4
Nabors Industries Ltd.*	1,144	98
Natural Gas Services Group, Inc.	2,432	92
Next Bridge Hydrocarbons, Inc.(1) (4) *	2,700	—
Noble Corp. PLC	17,536	860
Oceaneering International, Inc.*	11,407	405
Oil States International, Inc.*	4,003	47
Patterson-UTI Energy, Inc.	39,807	431
ProFrac Holding Corp., Class A*	15,099	94
ProPetro Holding Corp.*	6,877	99
RPC, Inc.	26,631	189
SEACOR Marine Holdings, Inc.* †	6,954	50
Seadrill Ltd.*	9,764	444
Solaris Energy Infrastructure, Inc.	3,439	194
TETRA Technologies, Inc.*	7,887	67
Tidewater, Inc.*	5,987	500
Transocean Ltd.* †	100,491	666
Valaris Ltd.*	6,901	677
		8,238
Entertainment – 0.6%
Atlanta Braves Holdings, Inc., Class C*	13,196	563
Cinemark Holdings, Inc.	10,470	299
CuriosityStream, Inc.	18,830	56
IMAX Corp.*	4,326	164
Madison Square Garden Entertainment Corp.*	2,779	164
Manchester United PLC, Class A*	16,818	283
Marcus (The) Corp.	3,379	58
Playtika Holding Corp.	24,688	69
Sphere Entertainment Co.*	2,743	322
		1,978
Financial Services – 2.1%
Acacia Research Corp.*	4,829	23
Banco Latinoamericano de Comercio Exterior S.A., Class E	5,728	293
Cannae Holdings, Inc.	8,988	102
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Financial Services – 2.1%continued
Cass Information Systems, Inc.	1,408	$62
Enact Holdings, Inc.	14,253	582
Essent Group Ltd.	12,527	732
EVERTEC, Inc.	7,170	202
Federal Agricultural Mortgage Corp., Class C	812	120
Flywire Corp.*	9,830	114
HA Sustainable Infrastructure Capital, Inc.†	8,008	294
Jackson Financial, Inc., Class A	7,484	791
Lesaka Technologies, Inc.* †	4,114	21
Marqeta, Inc., Class A*	43,346	177
Merchants Bancorp	4,265	183
NCR Atleos Corp.*	6,524	284
NMI Holdings, Inc.*	7,895	296
Pagseguro Digital Ltd., Class A	28,417	285
Payoneer Global, Inc.*	30,843	149
PennyMac Financial Services, Inc.	4,218	369
Radian Group, Inc.	21,873	724
Remitly Global, Inc.*	15,867	249
Security National Financial Corp., Class A* †	5,751	55
Sezzle, Inc.*	3,164	200
StoneCo Ltd., Class A*	27,383	387
Walker & Dunlop, Inc.	5,036	223
Waterstone Financial, Inc.†	3,187	57
Western Union (The) Co.	30,902	270
		7,244
Food Products – 0.9%
Alico, Inc.	4,005	165
B&G Foods, Inc.†	8,613	41
Bridgford Foods Corp.*	4,151	31
Calavo Growers, Inc.	1,949	50
Cal-Maine Foods, Inc.	4,734	375
Fresh Del Monte Produce, Inc.	3,857	155
Freshpet, Inc.*	4,638	274
Hain Celestial Group (The), Inc.* †	9,921	7
J&J Snack Foods Corp.	2,273	180
John B. Sanfilippo & Son, Inc.	877	70
Lifeway Foods, Inc.* †	1,540	30
Limoneira Co.	1,821	24
Marzetti (The) Co.	2,505	347
Nomad Foods Ltd.	19,395	186
Seneca Foods Corp., Class A*	3,300	499
See Notes to the Financial Statements.
EQUITY FUNDS 138 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Food Products – 0.9%continued
Simply Good Foods (The) Co.*	10,460	$150
Tootsie Roll Industries, Inc.	7,746	331
Vital Farms, Inc.* †	4,549	64
		2,979
Gas Utilities – 1.2%
Chesapeake Utilities Corp.	2,836	359
New Jersey Resources Corp.	12,815	704
Northwest Natural Holding Co.	4,907	261
ONE Gas, Inc.	15,012	1,293
RGC Resources, Inc.	1,100	24
Southwest Gas Holdings, Inc.	7,438	646
Spire, Inc.	7,259	657
		3,944
Ground Transportation – 0.3%
ArcBest Corp.	3,297	325
Covenant Logistics Group, Inc.	6,032	164
Heartland Express, Inc.	9,911	103
Hertz Global Holdings, Inc.* †	31,694	146
Marten Transport Ltd.	6,942	91
PAMT CORP.*	4,994	42
Universal Logistics Holdings, Inc.†	3,514	74
Werner Enterprises, Inc.	5,887	173
		1,118
Health Care Equipment & Supplies – 2.9%
Alphatec Holdings, Inc.*	11,434	124
AngioDynamics, Inc.*	6,713	76
Apyx Medical Corp.*	3,238	12
Artivion, Inc.*	6,454	236
AtriCure, Inc.*	6,812	194
Avanos Medical, Inc.*	7,849	110
Axogen, Inc.*	6,345	210
Bioventus, Inc., Class A*	4,651	42
Cerus Corp.*	30,573	56
CONMED Corp.	3,707	131
CVRx, Inc.*	6,745	64
DENTSPLY SIRONA, Inc.	18,620	216
Electromed, Inc.*	9,257	217
Embecta Corp.	6,336	56
Enovis Corp.*	5,291	120
Establishment Labs Holdings, Inc.*	3,340	190
FONAR Corp.*	5,907	110
Haemonetics Corp.*	5,258	296
ICU Medical, Inc.*	2,144	277
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Health Care Equipment & Supplies – 2.9%continued
Inmode Ltd.*	8,292	$113
Inogen, Inc.*	1,966	12
Inspire Medical Systems, Inc.*	2,670	138
Integer Holdings Corp.*	5,016	441
Integra LifeSciences Holdings Corp.*	6,501	61
iRadimed Corp.	4,274	411
IRhythm Holdings, Inc.*	3,091	365
Kewaunee Scientific Corp.* †	3,662	126
Lantheus Holdings, Inc.*	8,558	649
LeMaitre Vascular, Inc.	6,573	718
LivaNova PLC*	6,461	411
Merit Medical Systems, Inc.*	8,111	559
Neogen Corp.*	23,431	218
NeuroPace, Inc.*	11,377	150
Omnicell, Inc.*	6,080	203
OraSure Technologies, Inc.*	12,295	37
Orchestra BioMed Holdings, Inc.* †	10,074	43
Orthofix Medical, Inc.*	9,245	106
OrthoPediatrics Corp.*	4,484	71
Pro-Dex, Inc.* †	7,488	368
Pulmonx Corp.*	12,675	16
Pulse Biosciences, Inc.* †	13,395	289
QuidelOrtho Corp.*	5,371	88
RxSight, Inc.*	6,752	42
Sanara Medtech, Inc.*	2,520	43
SANUWAVE Health, Inc.* †	2,667	46
SI-BONE, Inc.*	9,615	121
Sight Sciences, Inc.*	11,699	44
STAAR Surgical Co.*	5,700	107
Stereotaxis, Inc.*	818	2
Strive, Inc., Class A* †	3,051	31
Tactile Systems Technology, Inc.*	1,803	47
Tandem Diabetes Care, Inc.*	6,218	119
Tela Bio, Inc.*	33,961	21
TransMedics Group, Inc.*	3,439	342
Treace Medical Concepts, Inc.*	12,432	17
UFP Technologies, Inc.*	2,385	462
Utah Medical Products, Inc.	1,939	120
Varex Imaging Corp.*	7,466	79
		9,973
Health Care Providers & Services – 2.8%
Acadia Healthcare Co., Inc.*	8,414	197
Accendra Health, Inc.*	6,617	15
AdaptHealth Corp.*	7,556	90
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  139 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Health Care Providers & Services – 2.8%continued
Addus HomeCare Corp.*	2,604	$244
Alignment Healthcare, Inc.*	17,739	312
AMN Healthcare Services, Inc.*	6,654	122
Ardent Health, Inc.*	13,502	116
Astrana Health, Inc.*	6,321	155
Aveanna Healthcare Holdings, Inc.*	20,024	129
BrightSpring Health Services, Inc.*	7,054	301
Brookdale Senior Living, Inc.*	25,909	354
Castle Biosciences, Inc.*	5,082	125
Community Health Systems, Inc.*	13,453	39
Concentra Group Holdings Parent, Inc.	12,749	273
CorVel Corp.*	9,727	532
Cross Country Healthcare, Inc.*	8,742	82
Enhabit, Inc.*	8,613	121
Ensign Group (The), Inc.	8,246	1,662
Fulgent Genetics, Inc.*	3,870	61
GeneDx Holdings Corp.*	2,644	170
HealthEquity, Inc.*	8,313	695
Hims & Hers Health, Inc.* †	20,455	425
Joint (The) Corp.* †	7,862	70
LifeStance Health Group, Inc.*	34,182	218
National HealthCare Corp.	2,664	425
National Research Corp.†	5,205	88
NeoGenomics, Inc.*	13,044	97
OPKO Health, Inc.*	58,440	67
Option Care Health, Inc.*	18,116	488
PACS Group, Inc.*	13,915	447
Pennant Group (The), Inc.*	3,482	106
Privia Health Group, Inc.*	10,479	215
Progyny, Inc.*	9,668	164
RadNet, Inc.*	6,666	373
Select Medical Holdings Corp.	15,800	257
Sonida Senior Living, Inc.*	2,992	96
Surgery Partners, Inc.*	7,945	95
U.S. Physical Therapy, Inc.	2,147	161
		9,587
Health Care Real Estate Investment Trusts – 1.0%
American Healthcare REIT, Inc.	18,981	895
CareTrust REIT, Inc.	25,637	939
Chiron Real Estate, Inc.	1,272	42
Community Healthcare Trust, Inc.	2,522	40
Diversified Healthcare Trust	23,921	159
LTC Properties, Inc.	4,672	174
Medical Properties Trust, Inc.†	56,191	260
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Health Care Real Estate Investment Trusts – 1.0%continued
National Health Investors, Inc.	5,414	$438
Sabra Health Care REIT, Inc.	24,647	474
Sila Realty Trust, Inc.	5,154	122
		3,543
Health Care Technology – 0.3%
American Well Corp., Class A*	170	1
Certara, Inc.*	12,333	70
Evolent Health, Inc., Class A*	14,301	32
GoodRx Holdings, Inc., Class A*	43,439	85
HealthStream, Inc.	3,854	80
LifeMD, Inc.* †	9,506	34
OptimizeRx Corp.*	10,304	65
Phreesia, Inc.*	5,686	48
Schrodinger, Inc.*	6,929	79
Simulations Plus, Inc.*	3,042	36
Teladoc Health, Inc.*	16,522	90
TruBridge, Inc.*	5,656	83
Waystar Holding Corp.*	16,437	396
		1,099
Hotel & Resort Real Estate Investment Trusts – 0.7%
Apple Hospitality REIT, Inc.†	25,322	292
Braemar Hotels & Resorts, Inc.	9,012	21
Chatham Lodging Trust	4,510	36
DiamondRock Hospitality Co.	27,738	260
Park Hotels & Resorts, Inc.†	25,581	269
Pebblebrook Hotel Trust	15,515	196
RLJ Lodging Trust†	22,158	164
Ryman Hospitality Properties, Inc.	5,914	546
Service Properties Trust	19,978	27
Summit Hotel Properties, Inc.	8,740	39
Sunstone Hotel Investors, Inc.	27,115	244
Xenia Hotels & Resorts, Inc.	13,491	200
		2,294
Hotels, Restaurants & Leisure – 1.3%
Arcos Dorados Holdings, Inc., Class A†	23,928	197
Biglari Holdings, Inc., Class B*	523	172
BJ's Restaurants, Inc.*	3,646	128
Bloomin' Brands, Inc.	9,162	49
Brightstar Lottery PLC	10,063	128
Canterbury Park Holding Corp.	953	15
Cheesecake Factory (The), Inc.†	4,569	250
Cracker Barrel Old Country Store, Inc.†	3,167	89
Dave & Buster's Entertainment, Inc.* †	7,092	77
See Notes to the Financial Statements.
EQUITY FUNDS 140 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Hotels, Restaurants & Leisure – 1.3%continued
Dine Brands Global, Inc.	2,060	$54
Genius Sports Ltd.*	22,307	99
Global Business Travel Group I* †	42,660	238
Golden Entertainment, Inc.	522	14
Hilton Grand Vacations, Inc.*	8,962	351
Jack in the Box, Inc.* †	2,738	27
Kura Sushi U.S.A., Inc., Class A* †	1,244	87
Life Time Group Holdings, Inc.*	17,951	484
Lucky Strike Entertainment Corp.†	13,148	109
Marriott Vacations Worldwide Corp.	3,207	209
Monarch Casino & Resort, Inc.	1,007	96
Nathan's Famous, Inc.	1,027	103
Papa John's International, Inc.	3,295	107
Penn Entertainment, Inc.*	13,783	207
Pursuit Attractions and Hospitality, Inc.*	2,755	101
Red Robin Gourmet Burgers, Inc.(2) * †	87	—
Red Rock Resorts, Inc., Class A	7,965	425
Rush Street Interactive, Inc.*	9,058	197
Shake Shack, Inc., Class A*	3,214	284
Town Sports International Holdings, Inc.(1) *	1,105	—
United Parks & Resorts, Inc.*	5,772	189
Wendy's (The) Co.†	18,554	129
		4,615
Household Durables – 1.7%
Beazer Homes U.S.A., Inc.*	3,363	65
Cavco Industries, Inc.*	1,226	594
Champion Homes, Inc.*	6,490	483
Cricut, Inc., Class A†	19,896	74
Dream Finders Homes, Inc., Class A*	8,881	124
Ethan Allen Interiors, Inc.	3,461	77
Flexsteel Industries, Inc.	2,905	131
GoPro, Inc., Class A* †	11,216	9
Green Brick Partners, Inc.*	4,088	263
Hamilton Beach Brands Holding Co., Class A	1,924	36
Hooker Furnishings Corp.†	1,120	14
Hovnanian Enterprises, Inc., Class A*	227	25
Installed Building Products, Inc.	3,038	806
KB Home	10,287	532
Koss Corp.*	3,099	11
La-Z-Boy, Inc.	6,060	195
Leggett & Platt, Inc.	12,793	126
Lifetime Brands, Inc.	499	3
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Household Durables – 1.7%continued
M/I Homes, Inc.*	2,750	$337
Nobility Homes, Inc.	630	18
Sonos, Inc.*	10,745	144
Taylor Morrison Home Corp.*	15,148	882
Tri Pointe Homes, Inc.*	14,641	684
Universal Electronics, Inc.*	2,695	11
		5,644
Household Products – 0.4%
Central Garden & Pet Co.*	7,213	265
Energizer Holdings, Inc.	7,401	121
Oil-Dri Corp. of America	5,250	342
Spectrum Brands Holdings, Inc.	4,486	331
WD-40 Co.	1,670	341
		1,400
Independent Power & Renewable Electricity Producers – 0.3%
Hallador Energy Co.*	8,075	131
Ormat Technologies, Inc.	5,420	607
ReNew Energy Global PLC, Class A*	34,260	157
		895
Industrial Real Estate Investment Trusts – 0.3%
Industrial Logistics Properties Trust	7,167	41
Innovative Industrial Properties, Inc.†	3,165	159
LXP Industrial Trust	5,447	252
One Liberty Properties, Inc.	8,034	172
Terreno Realty Corp.	8,319	511
		1,135
Insurance – 1.9%
American Coastal Insurance Corp.	3,105	35
AMERISAFE, Inc.	2,439	81
Atlantic American Corp.	4,789	11
Bowhead Specialty Holdings, Inc.*	3,021	68
Citizens, Inc.* †	4,205	21
CNO Financial Group, Inc.	26,459	1,086
Donegal Group, Inc., Class A	3,517	61
Employers Holdings, Inc.	5,887	242
F&G Annuities & Life, Inc.	11,063	280
Fidelis Insurance Holdings Ltd.	10,303	197
Genworth Financial, Inc.*	45,314	368
Goosehead Insurance, Inc., Class A*	2,379	102
Greenlight Capital Re Ltd., Class A*	9,127	158
Hamilton Insurance Group Ltd., Class B	9,664	288
HCI Group, Inc.	1,066	165
Horace Mann Educators Corp.	3,909	167
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  141 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Insurance – 1.9%continued
Investors Title Co.	451	$98
Kansas City Life Insurance Co.	1,381	44
Kestrel Group Ltd.* †	197	2
Lemonade, Inc.*	5,550	348
MBIA, Inc.*	12,334	73
Mercury General Corp.	2,750	242
Octave Specialty Group, Inc.*	4,172	19
Oscar Health, Inc., Class A*	21,413	246
Palomar Holdings, Inc.*	2,697	322
ProAssurance Corp.*	8,601	213
Root, Inc., Class A*	1,599	71
Safety Insurance Group, Inc.	1,577	115
Selective Insurance Group, Inc.	6,981	526
SiriusPoint Ltd.*	8,561	184
Skyward Specialty Insurance Group, Inc.*	3,772	165
Stewart Information Services Corp.	1,954	120
Trupanion, Inc.*	4,086	105
United Fire Group, Inc.	2,848	106
Universal Insurance Holdings, Inc.	3,027	103
		6,432
Interactive Media & Services – 0.5%
Angi, Inc.*	5,509	38
Bumble, Inc., Class A*	9,386	31
Cargurus, Inc.*	9,823	334
Cars.com, Inc.*	6,927	56
EverQuote, Inc., Class A*	3,021	47
fuboTV, Inc., Class A* †	2,808	27
IAC, Inc.*	7,378	295
QuinStreet, Inc.*	10,818	130
Shutterstock, Inc.	2,670	44
Taboola.com Ltd.*	30,715	95
Travelzoo* †	3,490	21
TripAdvisor, Inc.* †	11,026	117
Yelp, Inc.*	9,896	245
Ziff Davis, Inc.*	5,513	231
ZipRecruiter, Inc., Class A*	8,683	16
		1,727
IT Services – 0.6%
ASGN, Inc.*	6,308	244
CI&T, Inc., Class A* †	14,034	71
Crexendo, Inc.*	16,352	101
CSP, Inc.†	1,893	16
DigitalOcean Holdings, Inc.* †	7,140	613
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
IT Services – 0.6%continued
DXC Technology Co.*	17,040	$214
Fastly, Inc., Class A*	13,169	383
Globant S.A.*	3,976	183
Grid Dynamics Holdings, Inc.*	12,348	70
Hackett Group (The), Inc.†	4,797	63
Information Services Group, Inc.	2,966	11
Matrix I.T Ltd.†	3,239	90
Tucows, Inc., Class A*	1,111	19
Unisys Corp.*	4,333	9
VTEX, Class A*	14,391	58
		2,145
Leisure Products – 0.4%
Acushnet Holdings Corp.	4,092	382
American Outdoor Brands, Inc.* †	1,758	16
Callaway Golf Co.*	10,459	145
Clarus Corp.	3,892	11
Escalade, Inc.†	3,394	58
JAKKS Pacific, Inc.	439	9
Johnson Outdoors, Inc., Class A	2,181	101
Malibu Boats, Inc., Class A*	2,491	65
Marine Products Corp.	4,791	35
MasterCraft Boat Holdings, Inc.*	5,154	106
Peloton Interactive, Inc., Class A*	37,213	160
Polaris, Inc.	5,271	287
Sturm Ruger & Co., Inc.	1,811	73
		1,448
Life Sciences Tools & Services – 0.3%
10X Genomics, Inc., Class A*	11,593	246
Alpha Teknova, Inc.*	2,232	6
Azenta, Inc.*	7,998	169
BioLife Solutions, Inc.*	6,659	127
Champions Oncology, Inc.*	4,883	28
Codexis, Inc.* †	6,348	10
CryoPort, Inc.*	3,876	32
Fortrea Holdings, Inc.*	9,512	90
Lifecore Biomedical, Inc.*	2,841	11
Maravai LifeSciences Holdings, Inc., Class A*	11,483	33
Mesa Laboratories, Inc.	1,322	117
Omniab, Inc.(1) *	1,740	—
OmniAb, Inc.*	14,593	23
Omniab, Inc. (NASDAQ Exchange)(1) *	1,740	—
Quanterix Corp.*	8,214	29
See Notes to the Financial Statements.
EQUITY FUNDS 142 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Life Sciences Tools & Services – 0.3%continued
Rapid Micro Biosystems, Inc., Class A* †	2,924	$7
Standard BioTools, Inc.*	12,341	11
		939
Machinery – 4.2%
Aebi Schmidt Holding A.G.	2,365	23
Alamo Group, Inc.	1,425	235
Albany International Corp., Class A	3,959	207
Astec Industries, Inc.	3,535	190
Atmus Filtration Technologies, Inc.	9,747	553
Blue Bird Corp.*	3,003	170
CECO Environmental Corp.*	1,328	79
Chart Industries, Inc.*	4,327	895
Columbus McKinnon Corp.	2,136	31
Douglas Dynamics, Inc.	2,826	119
Eastern (The) Co.	1,060	21
Enerpac Tool Group Corp.	7,839	286
Enpro, Inc.	2,392	600
ESCO Technologies, Inc.	3,611	1,016
Federal Signal Corp.	9,867	1,067
Franklin Electric Co., Inc.	5,871	541
FreightCar America, Inc.*	1,360	11
Gorman-Rupp (The) Co.	4,035	251
Graham Corp.*	2,826	223
Greenbrier (The) Cos., Inc.	3,134	165
Helios Technologies, Inc.	2,486	161
Hurco Cos., Inc.* †	1,158	17
Hyster-Yale, Inc.	2,355	77
JBT Marel Corp.	3,989	510
Kadant, Inc.	1,229	359
Kennametal, Inc.	10,960	396
L.B. Foster Co., Class A*	1,331	37
Lindsay Corp.	1,355	161
Miller Industries, Inc.	2,077	95
Mueller Water Products, Inc., Class A	20,883	574
Omega Flex, Inc.	1,036	32
Proto Labs, Inc.*	3,323	189
SPX Technologies, Inc.*	6,653	1,330
Standex International Corp.	2,554	651
Stratasys Ltd.*	5,857	46
Taylor Devices, Inc.*	907	52
Tennant Co.	2,511	167
Terex Corp.	11,452	677
Titan International, Inc.*	7,723	53
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Machinery – 4.2%continued
Trinity Industries, Inc.	11,742	$378
Twin Disc, Inc.	2,146	32
Wabash National Corp.	4,198	36
Watts Water Technologies, Inc., Class A	3,757	1,091
Worthington Enterprises, Inc.	7,842	409
		14,213
Marine Transportation – 0.5%
Danaos Corp.	1,777	200
Matson, Inc.	6,441	1,056
Star Bulk Carriers Corp.†	12,633	290
		1,546
Media – 1.0%
AMC Networks, Inc., Class A*	4,889	33
Cable One, Inc.*	644	59
DoubleVerify Holdings, Inc.*	15,867	151
EchoStar Corp., Class A*	17,868	2,092
Emerald Holding, Inc.†	5,944	27
Entravision Communications Corp., Class A	41,009	122
EW Scripps (The) Co., Class A*	4,695	17
Gray Media, Inc.	14,764	64
iHeartMedia, Inc., Class A*	11,868	35
John Wiley & Sons, Inc., Class A	5,907	225
Magnite, Inc.*	7,553	90
Marchex, Inc., Class B*	6,086	9
Saga Communications, Inc., Class A	1,005	12
Scholastic Corp.†	4,457	174
Sinclair, Inc.	7,122	92
Stagwell, Inc.*	25,222	159
TechTarget, Inc.*	2,808	11
Thryv Holdings, Inc.*	7,284	20
U.S.A. TODAY Co., Inc.*	15,099	106
		3,498
Metals & Mining – 2.0%
Alpha Metallurgical Resources, Inc.*	1,342	275
American Battery Technology Co.* †	71,988	201
Ampco-Pittsburgh Corp.*	1,957	13
Century Aluminum Co.*	8,614	506
Coeur Mining, Inc.*	72,654	1,364
Commercial Metals Co.	14,558	894
Constellium S.E.*	16,768	412
Contango Silver & Gold, Inc.*	231	4
Fortitude Gold Corp.	3,512	17
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  143 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Metals & Mining – 2.0%continued
Hecla Mining Co.	68,658	$1,279
Kaiser Aluminum Corp.	1,942	234
Materion Corp.	4,347	629
Ramaco Resources, Inc., Class A*	5,340	83
Ryerson Holding Corp.	3,585	81
SunCoke Energy, Inc.	1,887	12
Tredegar Corp.*	4,309	34
Warrior Met Coal, Inc.	4,970	463
Worthington Steel, Inc.	7,829	238
		6,739
Mortgage Real Estate Investment Trusts – 0.4%
ACRES Commercial Realty Corp.* †	2,025	39
Adamas Trust, Inc.	7,063	52
Apollo Commercial Real Estate Finance, Inc.	21,009	222
Arbor Realty Trust, Inc.†	16,138	124
ARMOUR Residential REIT, Inc.†	1,043	17
Blackstone Mortgage Trust, Inc., Class A†	16,499	316
BrightSpire Capital, Inc.	7,767	44
Cherry Hill Mortgage Investment Corp.	2,918	7
Dynex Capital, Inc.	2,375	30
Ellington Financial, Inc.†	1,051	13
Franklin BSP Realty Trust, Inc.†	5,485	47
Granite Point Mortgage Trust, Inc.	4,390	6
Invesco Mortgage Capital, Inc.	1,667	14
Ladder Capital Corp.	17,739	173
Orchid Island Capital, Inc.†	929	7
Ready Capital Corp.	3,514	6
Redwood Trust, Inc.	7,556	42
TPG Mortgage Investment Trust, Inc.	1,805	13
Two Harbors Investment Corp.	5,546	63
		1,235
Multi-Utilities – 0.4%
Avista Corp.	8,830	354
Black Hills Corp.	8,190	569
Northwestern Energy Group, Inc.	7,286	480
Unitil Corp.	2,353	123
		1,526
Office Real Estate Investment Trusts – 0.4%
Brandywine Realty Trust	21,096	57
COPT Defense Properties	12,282	376
Douglas Emmett, Inc.	18,527	174
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Office Real Estate Investment Trusts – 0.4%continued
Easterly Government Properties, Inc.	4,011	$86
Empire State Realty Trust, Inc., Class A	16,527	86
Highwoods Properties, Inc.	9,939	213
Hudson Pacific Properties, Inc.*	2,326	14
JBG SMITH Properties†	6,929	101
Piedmont Realty Trust, Inc.*	15,103	99
SL Green Realty Corp.†	7,282	269
		1,475
Oil, Gas & Consumable Fuels – 4.2%
Ardmore Shipping Corp.	14,412	220
BKV Corp.*	7,902	225
California Resources Corp.	8,936	619
Calumet, Inc.*	8,173	293
Centrus Energy Corp., Class A* †	1,862	323
Clean Energy Fuels Corp.*	9,134	23
CNX Resources Corp.*	16,721	645
Comstock Resources, Inc.*	10,708	226
Core Natural Resources, Inc.	6,196	649
Crescent Energy Co., Class A	2,236	30
CVR Energy, Inc.*	12,365	416
Delek U.S. Holdings, Inc.	7,501	338
DHT Holdings, Inc.	18,583	339
Evolution Petroleum Corp.	11,561	53
FLEX LNG Ltd.* †	6,573	195
FutureFuel Corp.	4,786	18
Golar LNG Ltd.	14,833	803
Green Plains, Inc.*	10,483	172
Gulfport Energy Corp.*	2,240	474
HighPeak Energy, Inc.†	11,904	82
International Seaways, Inc.	6,255	456
Kinetik Holdings, Inc.†	7,296	353
Magnolia Oil & Gas Corp., Class A	19,379	612
Murphy Oil Corp.	17,136	707
NACCO Industries, Inc., Class A	2,550	133
Navigator Holdings Ltd.	8,308	161
Nordic American Tankers Ltd.	8,037	47
Northern Oil & Gas, Inc.†	9,124	267
Par Pacific Holdings, Inc.*	3,146	197
PBF Energy, Inc., Class A	14,581	694
Peabody Energy Corp.	13,693	451
PrimeEnergy Resources Corp.*	993	231
REX American Resources Corp.*	15,194	692
SandRidge Energy, Inc.	3,004	49
Scorpio Tankers, Inc.	7,859	587
See Notes to the Financial Statements.
EQUITY FUNDS 144 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Oil, Gas & Consumable Fuels – 4.2%continued
SFL Corp. Ltd.	13,034	$141
SM Energy Co.	26,588	829
Talos Energy, Inc.*	16,878	266
Teekay Corp. Ltd.	9,641	118
Teekay Tankers Ltd., Class A	4,214	309
Uranium Energy Corp.*	44,267	598
VAALCO Energy, Inc.	11,210	71
W&T Offshore, Inc.	26,421	90
World Kinect Corp.	7,733	178
		14,380
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	2,299	33
Magnera Corp.(2) *	32	—
Sylvamo Corp.	4,165	176
		209
Passenger Airlines – 0.2%
SkyWest, Inc.*	7,332	673
Personal Care Products – 0.2%
BellRing Brands, Inc.*	12,590	203
Edgewell Personal Care Co.	6,883	147
Interparfums, Inc.	2,379	216
Medifast, Inc.* †	2,468	25
Nature's Sunshine Products, Inc.*	2,361	57
Nu Skin Enterprises, Inc., Class A	8,560	62
Oddity Tech Ltd., Class A* †	6,090	82
USANA Health Sciences, Inc.*	1,448	25
		817
Pharmaceuticals – 2.4%
Alto Neuroscience, Inc.* †	6,745	152
Amneal Pharmaceuticals, Inc.*	25,001	311
Amphastar Pharmaceuticals, Inc.*	6,948	136
Amylyx Pharmaceuticals, Inc.*	18,093	252
ANI Pharmaceuticals, Inc.*	2,306	177
Assertio Holdings, Inc.* †	173	3
Atea Pharmaceuticals, Inc.*	6,573	35
Axsome Therapeutics, Inc.*	2,926	495
Biote Corp., Class A* †	11,456	15
Collegium Pharmaceutical, Inc.*	10,151	336
Contineum Therapeutics, Inc., Class A* †	3,900	51
Enliven Therapeutics, Inc.*	5,800	227
Esperion Therapeutics, Inc.*	85,333	234
Eton Pharmaceuticals, Inc.* †	6,752	167
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Pharmaceuticals – 2.4%continued
Evolus, Inc.*	7,070	$29
EyePoint, Inc.*	8,613	111
Filana Therapeutics, Inc.*	7,271	12
Fulcrum Therapeutics, Inc.*	15,017	115
GH Research PLC* †	6,256	88
Harmony Biosciences Holdings, Inc.*	2,323	65
Harrow, Inc.* †	10,354	365
Indivior Pharmaceuticals, Inc.*	11,593	353
Innoviva, Inc.*	16,771	391
LENZ Therapeutics, Inc.* †	4,903	45
Lexicon Pharmaceuticals, Inc.* †	8,400	13
Ligand Pharmaceuticals, Inc.*	2,975	594
Liquidia Corp.*	5,931	224
Maze Therapeutics, Inc.*	8,253	246
MediWound Ltd.* †	5,120	83
Ocular Therapeutix, Inc.*	395	3
Oculis Holding A.G.*	6,295	167
Omeros Corp.* †	10,242	108
Organon & Co.	24,236	145
Pacira BioSciences, Inc.*	7,054	159
Perrigo Co. PLC	12,681	136
Phathom Pharmaceuticals, Inc.* †	6,340	70
Phibro Animal Health Corp., Class A	5,324	295
Pliant Therapeutics, Inc.* †	8,053	10
Prestige Consumer Healthcare, Inc.*	7,590	450
Rafael Holdings, Inc., Class B*	10,432	13
SIGA Technologies, Inc.	4,390	24
Supernus Pharmaceuticals, Inc.*	6,832	353
Tarsus Pharmaceuticals, Inc.*	2,723	191
Terns Pharmaceuticals, Inc.*	10,016	528
Theravance Biopharma, Inc.*	6,143	100
Third Harmonic Bio, Inc.(1) * †	6,789	—
Tilray Brands, Inc.* †	7,777	50
Verrica Pharmaceuticals, Inc.* †	1,607	9
WaVe Life Sciences Ltd.*	4,722	34
Xeris Biopharma Holdings, Inc.*	20,428	119
		8,289
Professional Services – 1.6%
Alight, Inc., Class A	38,054	22
Asure Software, Inc.*	900	8
Barrett Business Services, Inc.	11,357	331
CBIZ, Inc.*	14,243	382
Concentrix Corp.†	5,974	163
Conduent, Inc.*	18,347	23
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  145 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Professional Services – 1.6%continued
CRA International, Inc.	2,395	$388
CSG Systems International, Inc.	4,585	366
DLH Holdings Corp.*	980	6
Exponent, Inc.	7,398	483
Forrester Research, Inc.* †	4,012	23
Franklin Covey Co.* †	3,057	48
Huron Consulting Group, Inc.*	2,432	310
ICF International, Inc.	2,429	159
Innodata, Inc.* †	2,670	103
Insperity, Inc.	5,039	136
Kelly Services, Inc., Class A	3,052	27
Korn Ferry	7,040	443
Legalzoom.com, Inc.*	17,020	96
ManpowerGroup, Inc.	5,394	159
Maximus, Inc.	6,345	407
Planet Labs PBC*	24,186	676
Resources Connection, Inc.†	4,797	18
TIC Solutions, Inc.*	8,059	53
TriNet Group, Inc.	5,208	190
TrueBlue, Inc.*	4,825	19
TTEC Holdings, Inc.* †	3,066	8
Upwork, Inc.*	12,295	135
Verra Mobility Corp.*	15,896	227
Where Food Comes From, Inc.*	275	4
Willdan Group, Inc.*	1,875	144
		5,557
Real Estate Management & Development – 0.5%
Altisource Portfolio Solutions S.A.* †	4,010	26
American Realty Investors, Inc.*	1,120	17
AMREP Corp.*	1,083	31
Compass, Inc., Class A*	58,391	427
Cushman & Wakefield Ltd.*	12,981	159
Douglas Elliman, Inc.*	4,582	8
eXp World Holdings, Inc.†	6,877	41
Forestar Group, Inc.*	6,560	160
FRP Holdings, Inc.*	1,363	30
JW Mays, Inc.*	359	14
Kennedy-Wilson Holdings, Inc.	14,798	160
Marcus & Millichap, Inc.	3,731	99
Newmark Group, Inc., Class A	14,836	223
RE/MAX Holdings, Inc., Class A*	3,949	23
RMR Group (The), Inc., Class A†	81	1
St. Joe (The) Co.	4,039	254
Star Holdings* †	2,032	15
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Real Estate Management & Development – 0.5%continued
Stratus Properties, Inc.*	948	$29
Tejon Ranch Co.*	5,060	95
Transcontinental Realty Investors, Inc.*	292	10
		1,822
Residential Real Estate Investment Trusts – 0.2%
Bluerock Homes Trust, Inc.†	1,250	14
BRT Apartments Corp.	1,996	27
Centerspace	1,056	61
Elme Communities	9,472	19
Independence Realty Trust, Inc.	24,935	371
NexPoint Residential Trust, Inc.	2,421	60
UMH Properties, Inc.	5,253	76
Veris Residential, Inc.	10,904	206
		834
Retail Real Estate Investment Trusts – 1.0%
Acadia Realty Trust	10,870	208
Alexander's, Inc.	411	97
CBL & Associates Properties, Inc.	2,487	95
Curbline Properties Corp.	7,266	187
Getty Realty Corp.	4,767	152
InvenTrust Properties Corp.	7,975	243
Kite Realty Group Trust	25,915	636
Macerich (The) Co.	17,073	323
NETSTREIT Corp.†	7,640	144
Phillips Edison & Co., Inc.	13,511	505
Saul Centers, Inc.	1,262	41
SITE Centers Corp.	3,682	20
Tanger, Inc.	9,641	328
Urban Edge Properties	13,653	273
Whitestone REIT	10,174	164
		3,416
Semiconductors & Semiconductor Equipment – 3.0%
ACM Research, Inc., Class A*	6,812	268
Aeluma, Inc.* †	6,929	91
Alpha & Omega Semiconductor Ltd.*	3,427	76
Ambarella, Inc.*	4,128	212
Amtech Systems, Inc.*	597	7
Atomera, Inc.* †	18,475	70
Axcelis Technologies, Inc.*	7,067	658
Blaize Holdings, Inc.* †	34,084	62
Canadian Solar, Inc.* †	7,008	97
CEVA, Inc.*	2,729	51
Cohu, Inc.*	3,121	96
See Notes to the Financial Statements.
EQUITY FUNDS 146 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Semiconductors & Semiconductor Equipment – 3.0%continued
Credo Technology Group Holding Ltd.*	17,301	$1,624
Diodes, Inc.*	5,596	382
Everspin Technologies, Inc.*	9,011	79
FormFactor, Inc.*	8,830	856
Ichor Holdings Ltd.*	2,630	123
Impinj, Inc.*	3,048	313
indie Semiconductor, Inc., Class A* †	24,359	78
inTEST Corp.*	3,099	42
Kopin Corp.* †	280	1
Kulicke & Soffa Industries, Inc.	7,789	512
Magnachip Semiconductor Corp.*	2,830	8
Maxeon Solar Technologies Ltd.* †	18,859	28
NVE Corp.	1,295	85
PDF Solutions, Inc.*	9,313	305
Penguin Solutions, Inc.*	9,399	165
Photronics, Inc.*	4,518	183
Power Integrations, Inc.	6,335	324
Rambus, Inc.*	12,394	1,066
Semtech Corp.*	6,981	537
SiTime Corp.*	1,998	690
Synaptics, Inc.*	4,446	311
Ultra Clean Holdings, Inc.*	7,862	489
Valens Semiconductor Ltd.* †	54,714	62
Veeco Instruments, Inc.*	8,611	292
		10,243
Software – 3.9%
8x8, Inc.*	50,375	84
A10 Networks, Inc.	6,752	156
ACI Worldwide, Inc.*	13,998	574
Adeia, Inc.	11,801	284
Agilysys, Inc.*	3,625	258
Airship AI Holdings, Inc.* †	28,197	64
Alarm.com Holdings, Inc.*	4,347	188
Alkami Technology, Inc.* †	10,089	158
Allot Ltd.* †	9,678	64
Amplitude, Inc., Class A*	12,436	85
Appian Corp., Class A*	6,855	165
Asana, Inc., Class A*	21,956	140
AvePoint, Inc.*	18,554	176
Bit Digital, Inc.* †	29,693	39
Blackbaud, Inc.*	6,086	235
BlackLine, Inc.*	5,954	220
Box, Inc., Class A*	16,920	400
Braze, Inc., Class A*	11,135	263
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Software – 3.9%continued
BTCS, Inc.* †	20,357	$28
Cerence, Inc.*	118	1
Cleanspark, Inc.* †	20,542	175
Clear Secure, Inc., Class A	8,608	417
Clearwater Analytics Holdings, Inc., Class A*	24,113	570
Cognyte Software Ltd.*	10,482	85
Commvault Systems, Inc.*	4,648	362
Consensus Cloud Solutions, Inc.*	1,890	45
CS Disco, Inc.*	16,352	62
Daily Journal Corp.* †	207	100
Digimarc Corp.* †	3,854	19
Digital Turbine, Inc.*	9,264	27
Domo, Inc., Class B*	3,989	12
eGain Corp.*	3,860	30
EverCommerce, Inc.* †	17,040	195
Five9, Inc.*	8,091	123
Freshworks, Inc., Class A*	17,874	143
I3 Verticals, Inc., Class A*	2,501	56
Intapp, Inc.*	7,650	197
InterDigital, Inc.	4,821	1,456
Karooooo Ltd.†	2,843	142
Life360, Inc.* †	7,203	294
LiveRamp Holdings, Inc.*	6,699	178
N-able, Inc.*	17,765	83
nCino, Inc.*	10,890	163
NCR Voyix Corp.* †	13,225	84
ON24, Inc.*	11,548	94
OneSpan, Inc.	7,732	81
Pagaya Technologies Ltd., Class A*	7,341	85
PagerDuty, Inc.*	9,690	60
Porch Group, Inc.*	9,678	69
Progress Software Corp.*	5,294	136
Q2 Holdings, Inc.*	5,858	277
Qualys, Inc.*	4,039	355
Radware Ltd.*	4,086	108
Rapid7, Inc.*	5,752	32
Red Violet, Inc.*	2,476	86
Rekor Systems, Inc.* †	82,775	68
Rezolve AI PLC* †	64,885	166
Rimini Street, Inc.*	29,653	97
RingCentral, Inc., Class A	9,380	349
Riot Platforms, Inc.*	29,818	369
SEMrush Holdings, Inc., Class A*	14,034	168
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  147 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Software – 3.9%continued
SoundThinking, Inc.*	3,089	$20
Sprinklr, Inc., Class A*	24,334	146
Sprout Social, Inc., Class A*	6,340	36
SPS Commerce, Inc.*	5,377	299
T3 Defense, Inc.* †	8,704	6
Telos Corp.*	15,350	64
Tenable Holdings, Inc.*	11,271	191
Teradata Corp.*	10,788	276
Upland Software, Inc.(2) *	51	—
Varonis Systems, Inc.*	10,466	225
Vertex, Inc., Class A*	16,837	200
Viant Technology, Inc., Class A*	7,590	85
Weave Communications, Inc.*	7,920	37
Workiva, Inc.*	4,194	250
Xperi, Inc.*	4,786	27
Yext, Inc.*	11,548	44
Zeta Global Holdings Corp., Class A*	24,189	385
		13,491
Specialized Real Estate Investment Trusts – 0.5%
Four Corners Property Trust, Inc.	9,472	224
Gladstone Land Corp.	9,668	99
National Storage Affiliates Trust	6,812	257
Outfront Media, Inc.	17,626	467
Rayonier, Inc.	18,092	373
Safehold, Inc.	2,666	36
Smartstop Self Storage REIT, Inc.†	3,199	97
		1,553
Specialty Retail – 2.2%
1-800-Flowers.com, Inc., Class A* †	5,358	16
Abercrombie & Fitch Co., Class A*	7,040	643
Academy Sports & Outdoors, Inc.	8,074	456
American Eagle Outfitters, Inc.	19,842	331
America's Car-Mart, Inc.*	1,300	17
Arhaus, Inc.	12,838	87
Asbury Automotive Group, Inc.*	2,127	416
Barnes & Noble Education, Inc.* †	238	2
Bed Bath & Beyond, Inc.*	4,080	19
Boot Barn Holdings, Inc.*	3,287	481
Buckle (The), Inc.	3,658	184
Build-A-Bear Workshop, Inc.†	3,346	125
Caleres, Inc.	6,003	63
Camping World Holdings, Inc., Class A	4,704	32
Cato (The) Corp., Class A*	4,036	11
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Specialty Retail – 2.2%continued
Children's Place (The), Inc.* †	3,300	$11
Citi Trends, Inc.*	3,883	168
Designer Brands, Inc., Class A	7,452	42
Genesco, Inc.*	3,002	87
Group 1 Automotive, Inc.	2,402	794
GrowGeneration Corp.*	6,680	7
Haverty Furniture Cos., Inc.	2,839	60
Monro, Inc.	4,368	70
National Vision Holdings, Inc.*	7,899	205
PetMed Express, Inc.* †	3,594	8
Revolve Group, Inc.*	7,902	179
RideNow Group, Inc.*	29,831	211
Sally Beauty Holdings, Inc.*	17,599	244
Shoe Carnival, Inc.	7,004	109
Signet Jewelers Ltd.	5,702	483
Sleep Number Corp.* †	2,636	5
Sonic Automotive, Inc., Class A	6,100	418
ThredUp, Inc., Class A*	10,659	35
Upbound Group, Inc.	5,795	105
Urban Outfitters, Inc.*	7,474	474
Victoria's Secret & Co.*	8,170	379
Winmark Corp.	663	284
Zumiez, Inc.*	4,472	99
		7,360
Technology Hardware, Storage & Peripherals – 0.2%
AstroNova, Inc.* †	9,968	92
CPI Card Group, Inc.*	4,086	59
Diebold Nixdorf, Inc.*	3,515	265
GPGI, Inc.	9,593	164
Immersion Corp.	5,870	32
TransAct Technologies, Inc.* †	3,106	10
		622
Textiles, Apparel & Luxury Goods – 0.7%
Carter's, Inc.	3,995	143
Columbia Sportswear Co.	4,970	272
Culp, Inc.*	3,104	9
Fossil Group, Inc.* †	5,042	22
G-III Apparel Group Ltd.	4,742	131
Kontoor Brands, Inc.	4,980	350
Movado Group, Inc.	2,506	61
Oxford Industries, Inc.	3,082	119
PVH Corp.	4,307	300
Rocky Brands, Inc.	2,785	108
See Notes to the Financial Statements.
EQUITY FUNDS 148 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Textiles, Apparel & Luxury Goods – 0.7%continued
Steven Madden Ltd.	10,175	$345
Superior Group of Cos., Inc.†	2,785	28
Under Armour, Inc., Class A*	39,380	233
Unifi, Inc.*	588	2
Vera Bradley, Inc.*	2,958	9
Wolverine World Wide, Inc.	7,640	125
		2,257
Tobacco – 0.1%
Turning Point Brands, Inc.	180	16
Universal Corp.	3,535	186
		202
Trading Companies & Distributors – 1.2%
BlueLinx Holdings, Inc.*	2,209	120
Boise Cascade Co.	5,344	405
Distribution Solutions Group, Inc.*	5,258	138
DNOW, Inc.*	21,360	254
DXP Enterprises, Inc.*	1,184	166
EVI Industries, Inc.	1,752	36
GATX Corp.	4,274	730
Global Industrial Co.	5,146	162
McGrath RentCorp	3,820	421
NPK International, Inc.*	9,471	137
Rush Enterprises, Inc., Class A	15,231	1,007
Titan Machinery, Inc.*	1,328	22
Transcat, Inc.*	2,603	191
Willis Lease Finance Corp.	1,554	265
Xometry, Inc., Class A*	4,970	203
		4,257
Water Utilities – 0.5%
American States Water Co.	5,318	402
Artesian Resources Corp., Class A	2,708	86
Cadiz, Inc.*	9,632	47
California Water Service Group	6,689	303
Consolidated Water Co. Ltd.	6,358	211
H2O America†	3,595	211
Middlesex Water Co.	3,996	208
York Water (The) Co.	2,843	87
		1,555
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	4,720	19
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Wireless Telecommunication Services – 0.2%continued
Spok Holdings, Inc.	9,102	$99
Telephone and Data Systems, Inc.	11,513	485
		603
Total Common Stocks
(Cost $203,177)		337,598

RIGHTS – 0.0%
Biotechnology – 0.0%
Akero Therapeutics Inc. (Contingent Value Rights)(1) * †	3,564	—
Albireo Pharma, Inc. (Contingent Value Rights)(1) (4) *	7,485	69
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(1) (4) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(1) (4) *	9,753	4
Inhibrx, Inc. (Contingent Value Rights)(1) *	7,862	—
Repare Therapeutics, Inc. (Contingent Value Rights)(1) *	76,762	—
Sage Therapeutics, Inc.(1) *	8,772	4
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (4) *	16,926	—
		77
Electronic Equipment, Instruments & Components – 0.0%
M-Tron Industries, Inc.*	2,310	5
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(1) (4) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(1) (4) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc., Class A (Contingent Value Rights)(1) (4) *	11,874	—
Pharmaceuticals – 0.0%
Avadel Pharmaceuticals PLC (Contingent Value Rights)(1) *	10,012	—
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(1) *	16,116	—
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  149 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Pharmaceuticals – 0.0%continued
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(1) (4) *	9,938	$—
Sun Pharmaceutical Industries Ltd. (Contingent Value Rights)(1) *	44,767	—
		—
Total Rights
(Cost $131)		82

OTHER – 0.0%
Escrow Bowl America Inc., Class A (1) (2) (4) *	492	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Bed Bath & Beyond, Inc., Exp. 10/07/26, Strike $15.50(2) *	438	$—
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67(2) *	743	—
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00*	1,625	9
Total Warrants
(Cost $—)		9

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(5) (6) (7)	16,255,765	$16,256
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	3,430,362	3,430
Total Investment Companies
(Cost $19,686)		19,686

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.69%, 5/7/26(8) (9)	$370	$369
Total Short-Term Investments
(Cost $369)		369

Total Investments – 104.6%
(Cost $223,363)		357,744
Liabilities less Other Assets – (4.6%)		(15,822)
NET ASSETS – 100.0%		$341,922

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliate.
(4)
Restricted security. At March 31, 2026, the value of these restricted securities amounted to approximately $73,000 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	$—
American Medical Alert Corp.	1/3/12	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
Escrow Bowl America Inc., Class A	11/14/25	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Resolute Forest Products, Inc., Class A (Contingent Value Rights)	3/1/23	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of March 31, 2026 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

See Notes to the Financial Statements.
EQUITY FUNDS 150 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	32	$4,020	Long	6/26	$8

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$25,382	$—	$7	$25,389
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Capital Markets	$6,220	$67	$—	$6,287
Household Durables	5,626	18	—	5,644
All Other Industries(1)	300,278	—	—	300,278
Total Common Stocks	337,506	85	7	337,598
Rights:
Biotechnology	—	—	77	77
Electronic Equipment, Instruments & Components	5	—	—	5
Total Rights	5	—	77	82
Warrants	—	9	—	9
Investment Companies	19,686	—	—	19,686
Short-Term Investments	—	369	—	369
Total Investments	$357,197	$463	$84	$357,744
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8	$—	$—	$8

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Methode Electronics, Inc.	$40	$3	$10	$4	$(8)	$29	5,279	$2
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	90,378	74,122	—	—	16,256	16,255,765	312 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,890	64,150	71,610	—	—	3,430	3,430,362	314
Total	$10,930	$154,531	$145,742	$4	$(8)	$19,715	19,691,406	$628

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  151 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3%
Aerospace & Defense – 2.0%
AAR Corp.*	18,257	$1,997
AeroVironment, Inc.*	17,484	3,200
AerSale Corp.*	18,549	115
AIRO Group Holdings, Inc.* †	10,736	82
Archer Aviation, Inc., Class A* †	280,155	1,448
Astronics Corp.*	14,305	954
Beta Technologies, Inc., Class A* †	16,233	239
Byrna Technologies, Inc.* †	7,184	66
Cadre Holdings, Inc.†	13,450	413
Ducommun, Inc.*	6,467	789
Eve Holding, Inc.* †	39,577	98
Firefly Aerospace, Inc.* †	11,340	323
Intuitive Machines, Inc.* †	50,840	943
Kratos Defense & Security Solutions, Inc.*	83,758	5,906
Mercury Systems, Inc.*	25,285	1,843
Moog, Inc., Class A	13,087	3,830
National Presto Industries, Inc.	2,436	334
Park Aerospace Corp.	8,770	240
Red Cat Holdings, Inc.* †	48,186	631
Redwire Corp.* †	50,437	429
Satellogic, Inc., Class A* †	42,646	232
V2X, Inc.*	12,465	854
Voyager Technologies, Inc., Class A* †	22,652	530
VSE Corp.	12,446	2,295
York Space Systems, Inc.* †	8,919	198
		27,989
Air Freight & Logistics – 0.1%
Arrive AI, Inc.*	14,334	11
Forward Air Corp.* †	10,868	182
Hub Group, Inc., Class A	27,602	995
Radiant Logistics, Inc.*	18,585	131
		1,319
Automobile Components – 1.0%
Adient PLC*	36,978	747
Cooper-Standard Holdings, Inc.*	7,425	207
Dana, Inc.	52,854	1,779
Dauch Corp.*	103,606	614
Dorman Products, Inc.*	12,679	1,323
Fox Factory Holding Corp.*	18,742	308
Garrett Motion, Inc.	82,269	1,495
Gentherm, Inc.*	13,548	376
Goodyear Tire & Rubber (The) Co.*	126,066	836
Holley, Inc.*	31,554	97
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Automobile Components – 1.0%continued
LCI Industries	11,066	$1,361
Motorcar Parts of America, Inc.*	7,295	81
Patrick Industries, Inc.†	15,176	1,686
Phinia, Inc.	17,846	1,221
Solid Power, Inc.*	85,593	257
Standard Motor Products, Inc.	10,147	352
Strattec Security Corp.*	2,018	158
Visteon Corp.	12,595	1,148
XPEL, Inc.*	11,974	530
		14,576
Automobiles – 0.0%
Faraday Future Intelligent Electric, Inc.* †	126,384	35
Livewire Group, Inc.* †	8,870	15
Winnebago Industries, Inc.	13,015	403
		453
Banks – 9.6%
1st Source Corp.	8,703	602
ACNB Corp.†	4,887	234
Amalgamated Financial Corp.†	10,976	427
Amerant Bancorp, Inc.	16,936	373
Ameris Bancorp	30,384	2,370
Ames National Corp.	4,453	126
Arrow Financial Corp.	7,824	263
Associated Banc-Corp	76,665	1,983
Atlantic Union Bankshares Corp.	66,162	2,365
Avidbank Holdings, Inc.* †	905	26
Axos Financial, Inc.*	25,080	2,134
Banc of California, Inc.	63,647	1,119
BancFirst Corp.	9,563	1,038
Bancorp (The), Inc.*	19,171	1,030
Bank First Corp.	4,690	633
Bank of Hawaii Corp.	18,423	1,368
Bank of Marin Bancorp	7,346	188
Bank of NT Butterfield & Son (The) Ltd.	19,367	1,016
Bank7 Corp.	2,288	91
BankUnited, Inc.	34,773	1,570
Bankwell Financial Group, Inc.	3,267	158
Banner Corp.	15,408	935
Bar Harbor Bankshares	8,006	260
BayCom Corp.†	4,938	147
BCB Bancorp, Inc.	8,699	78
Beacon Financial Corp.	38,993	1,170
Blue Foundry Bancorp* †	8,299	110
See Notes to the Financial Statements.
EQUITY FUNDS 152 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.6%continued
Blue Ridge Bankshares, Inc.†	29,873	$125
Bridgewater Bancshares, Inc.*	10,397	184
Burke & Herbert Financial Services Corp.	6,063	378
Business First Bancshares, Inc.	15,069	407
BV Financial, Inc.*	3,736	71
Byline Bancorp, Inc.	14,640	462
C&F Financial Corp.	1,588	116
California BanCorp	11,122	197
Camden National Corp.	7,952	377
Capital Bancorp, Inc.†	4,907	146
Capital City Bank Group, Inc.	6,416	279
Capitol Federal Financial, Inc.	55,365	395
Carter Bankshares, Inc.*	10,145	237
Cathay General Bancorp	30,236	1,508
CB Financial Services, Inc.†	2,152	74
Central Pacific Financial Corp.	12,086	386
CF Bankshares, Inc.†	2,078	58
Chain Bridge Bancorp, Inc., Class A* †	1,128	39
Chemung Financial Corp.	2,167	117
ChoiceOne Financial Services, Inc.	6,182	174
Citizens & Northern Corp.†	8,557	191
Citizens Community Bancorp, Inc.†	4,870	96
Citizens Financial Services, Inc.	1,891	116
City Holding Co.	6,418	767
Civista Bancshares, Inc.	10,025	228
CNB Financial Corp.†	13,144	381
Coastal Financial Corp.*	5,819	443
CoastalSouth Bancshares, Inc.†	3,738	92
Colony Bankcorp, Inc.	8,914	178
Columbia Financial, Inc.*	11,901	208
Commercial Bancgroup, Inc.†	3,517	91
Community Financial System, Inc.†	24,334	1,427
Community Trust Bancorp, Inc.	7,533	457
Community West Bancshares†	8,314	194
ConnectOne Bancorp, Inc.	21,626	579
Customers Bancorp, Inc.*	14,652	1,017
CVB Financial Corp.†	59,096	1,146
Dime Community Bancshares, Inc.	18,796	636
Eagle Bancorp Montana, Inc.	3,838	79
Eagle Bancorp, Inc.	12,550	312
Eagle Financial Services, Inc.†	2,509	88
Eastern Bankshares, Inc.	101,571	1,987
ECB Bancorp, Inc.*	3,966	66
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.6%continued
Enterprise Financial Services Corp.	16,778	$908
Equity Bancshares, Inc., Class A	8,230	365
Esquire Financial Holdings, Inc.	3,243	349
Farmers & Merchants Bancorp, Inc.	6,385	164
Farmers National Banc Corp.	24,749	326
FB Bancorp, Inc.* †	8,365	115
FB Financial Corp.	20,753	1,078
Fidelity D&D Bancorp, Inc.	2,482	107
Financial Institutions, Inc.†	9,467	300
Finward Bancorp†	1,583	57
Finwise Bancorp*	5,096	81
First Bancorp†	18,576	1,047
First BanCorp	72,004	1,538
First Bancorp (The), Inc.	5,447	153
First Bank	10,800	173
First Busey Corp.	39,609	1,001
First Business Financial Services, Inc.	3,917	211
First Capital, Inc.	1,505	75
First Commonwealth Financial Corp.	47,135	829
First Community Bankshares, Inc.	7,344	305
First Community Corp.	3,456	101
First Financial Bancorp	48,652	1,356
First Financial Bankshares, Inc.†	61,963	1,825
First Financial Corp.†	5,305	335
First Foundation, Inc.*	27,247	161
First Internet Bancorp	4,212	86
First Interstate BancSystem, Inc., Class A	40,371	1,348
First Merchants Corp.	28,753	1,114
First Mid Bancshares, Inc.	10,401	428
First National Corp.†	3,641	98
First United Corp.	2,786	102
First Western Financial, Inc.*	3,462	85
Firstsun Capital Bancorp* †	6,192	226
Five Star Bancorp†	7,570	286
Flagstar Bank N.A.	141,729	1,867
Flushing Financial Corp.	15,631	240
Franklin Financial Services Corp.†	1,940	99
FS Bancorp, Inc.	2,671	103
Fulton Financial Corp.†	84,215	1,713
FVCBankcorp, Inc.†	6,506	99
GBank Financial Holdings, Inc.* †	3,683	99
German American Bancorp, Inc.	16,502	690
Glacier Bancorp, Inc.	59,247	2,647
Great Southern Bancorp, Inc.	3,996	252
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  153 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.6%continued
Greene County Bancorp, Inc.	3,437	$77
Hancock Whitney Corp.	38,576	2,453
Hanmi Financial Corp.	13,881	366
Hanover Bancorp, Inc.†	1,518	33
Hawthorn Bancshares, Inc.	2,686	90
HBT Financial, Inc.	5,545	148
Heritage Commerce Corp.	28,793	359
Heritage Financial Corp.	16,171	420
Hilltop Holdings, Inc.	20,508	735
Hingham Institution For Savings (The)†	820	234
Home Bancorp, Inc.	3,179	193
Home BancShares, Inc.	86,899	2,340
HomeTrust Bancshares, Inc.	7,401	316
Hope Bancorp, Inc.	56,572	632
Horizon Bancorp, Inc.	22,536	373
Independent Bank Corp.	9,633	321
Independent Bank Corp. (NASDAQ Global Select)†	22,967	1,727
International Bancshares Corp.	25,106	1,689
Investar Holding Corp.†	5,490	150
John Marshall Bancorp, Inc.	5,224	106
Kearny Financial Corp.	28,269	213
Lakeland Financial Corp.	11,297	648
Landmark Bancorp, Inc.†	2,720	67
LCNB Corp.†	7,030	110
LINKBANCORP, Inc.	10,923	91
Live Oak Bancshares, Inc.	16,013	530
MainStreet Bancshares, Inc.	3,265	72
Mechanics Bancorp, Class A†	22,255	328
Mercantile Bank Corp.†	8,037	406
Meridian Corp.†	4,605	87
Metrocity Bankshares, Inc.†	10,505	301
Metropolitan Bank Holding Corp.	4,236	353
Mid Penn Bancorp, Inc.	9,450	304
Midland States Bancorp, Inc.	8,825	197
MVB Financial Corp.†	5,400	134
National Bank Holdings Corp., Class A	17,256	676
National Bankshares, Inc.	2,917	106
NB Bancorp, Inc.	18,214	384
NBT Bancorp, Inc.†	23,445	998
Nicolet Bankshares, Inc.	8,489	1,262
Northeast Bank	3,336	375
Northeast Community Bancorp, Inc.	5,252	125
Northfield Bancorp, Inc.	17,901	242
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.6%continued
Northpointe Bancshares, Inc.†	8,833	$152
Northrim BanCorp, Inc.†	9,900	226
Northwest Bancshares, Inc.	66,312	842
Norwood Financial Corp.†	5,029	148
Oak Valley Bancorp†	3,410	111
OceanFirst Financial Corp.	25,457	459
OFG Bancorp	19,685	796
Ohio Valley Banc Corp.†	1,755	77
Old National Bancorp	163,014	3,603
Old Second Bancorp, Inc.	24,003	484
OP Bancorp†	5,505	73
Orange County Bancorp, Inc.	5,647	181
Origin Bancorp, Inc.	13,501	560
Orrstown Financial Services, Inc.	8,301	299
Park National Corp.	6,798	1,111
Parke Bancorp, Inc.	4,894	139
Pathward Financial, Inc.	10,385	927
Patriot National Bancorp, Inc.* †	28,397	37
PCB Bancorp	4,975	112
Peapack-Gladstone Financial Corp.	7,054	248
Peoples Bancorp of North Carolina, Inc.	1,816	71
Peoples Bancorp, Inc.	16,191	532
Peoples Financial Services Corp.	4,488	239
Pioneer Bancorp, Inc.*	5,388	75
Plumas Bancorp†	2,855	139
Ponce Financial Group, Inc.*	9,140	153
Preferred Bank†	5,276	478
Primis Financial Corp.†	9,761	130
Princeton Bancorp, Inc.	2,786	94
Provident Financial Services, Inc.	60,274	1,275
QCR Holdings, Inc.†	7,595	649
RBB Bancorp†	6,963	149
Red River Bancshares, Inc.†	2,281	206
Renasant Corp.	43,373	1,567
Republic Bancorp, Inc., Class A	3,706	261
Rhinebeck Bancorp, Inc.*	1,290	20
Richmond Mutual BanCorp, Inc.	3,521	48
Riverview Bancorp, Inc.†	11,775	65
S&T Bancorp, Inc.	17,595	736
SB Financial Group, Inc.	2,751	58
Seacoast Banking Corp. of Florida	45,478	1,378
ServisFirst Bancshares, Inc.	23,758	1,730
Shore Bancshares, Inc.	13,611	254
See Notes to the Financial Statements.
EQUITY FUNDS 154 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.6%continued
Sierra Bancorp	5,952	$202
Simmons First National Corp., Class A†	66,251	1,289
SmartFinancial, Inc.	7,374	288
Sound Financial Bancorp, Inc.	700	31
South Plains Financial, Inc.†	5,972	250
Southern First Bancshares, Inc.*	3,568	194
Southern Missouri Bancorp, Inc.	4,640	297
Southside Bancshares, Inc.	13,816	430
SR Bancorp, Inc.†	3,571	60
Stellar Bancorp, Inc.	21,852	800
Sterling Bancorp, Inc.(1) *	9,809	—
Stock Yards Bancorp, Inc.	12,001	796
Texas Capital Bancshares, Inc.*	20,476	1,943
Third Coast Bancshares, Inc.*	6,299	238
Timberland Bancorp, Inc.†	3,452	136
Tompkins Financial Corp.	6,362	502
Towne Bank	40,253	1,355
TriCo Bancshares	14,284	679
Triumph Financial, Inc.*	10,742	641
TrustCo Bank Corp. NY	8,466	371
Trustmark Corp.†	25,791	1,087
UMB Financial Corp.	33,591	3,789
Union Bankshares, Inc.†	2,224	54
United Bankshares, Inc.	65,171	2,699
United Community Banks, Inc.	56,379	1,775
United Security Bancshares	7,167	75
Unity Bancorp, Inc.†	3,407	177
Univest Financial Corp.	13,306	456
USCB Financial Holdings, Inc.	6,100	113
Valley National Bancorp	225,981	2,775
Virginia National Bankshares Corp.	2,004	77
WaFd, Inc.	35,707	1,121
Washington Trust Bancorp, Inc.	9,117	305
WesBanco, Inc.	44,202	1,525
West BanCorp, Inc.	7,544	179
Westamerica BanCorp	10,821	564
Western New England Bancorp, Inc.	8,569	111
WSFS Financial Corp.	24,964	1,634
		133,546
Beverages – 0.1%
MGP Ingredients, Inc.	5,805	107
National Beverage Corp.*	10,768	362
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Beverages – 0.1%continued
Vita Coco (The) Co., Inc.*	22,022	$1,055
Zevia PBC, Class A*	15,449	18
		1,542
Biotechnology – 9.2%
4D Molecular Therapeutics, Inc.*	19,073	178
Abeona Therapeutics, Inc.* †	18,587	83
Absci Corp.* †	65,948	198
ACADIA Pharmaceuticals, Inc.*	58,920	1,312
ADC Therapeutics S.A.*	48,191	181
ADMA Biologics, Inc.*	106,640	961
Agios Pharmaceuticals, Inc.*	25,746	871
Akebia Therapeutics, Inc.*	108,928	151
Aktis Oncology, Inc.* †	10,194	182
Aldeyra Therapeutics, Inc.*	16,597	28
Alector, Inc.*	44,629	96
Alkermes PLC*	75,393	2,666
Allogene Therapeutics, Inc.*	77,171	188
Altimmune, Inc.*	64,044	197
Amicus Therapeutics, Inc.*	137,990	1,995
AnaptysBio, Inc.*	8,647	480
Anavex Life Sciences Corp.* †	43,400	133
Anika Therapeutics, Inc.*	6,637	96
Annexon, Inc.*	60,767	337
Apogee Therapeutics, Inc.*	20,615	1,735
Arbutus Biopharma Corp.*	70,062	315
ARCA biopharma, Inc.*	17,896	878
Arcellx, Inc.*	17,682	2,030
Arcturus Therapeutics Holdings, Inc.* †	10,436	81
Arcus Biosciences, Inc.*	38,335	828
Arcutis Biotherapeutics, Inc.*	50,468	1,189
Ardelyx, Inc.*	108,885	652
ArriVent Biopharma, Inc.* †	15,380	355
Arrowhead Pharmaceuticals, Inc.*	62,794	3,937
ARS Pharmaceuticals, Inc.* †	25,876	208
Atrium Therapeutics, Inc.*	6,636	89
aTyr Pharma, Inc.* †	59,359	46
Aura Biosciences, Inc.*	22,707	152
Aurinia Pharmaceuticals, Inc.*	55,029	816
Avita Medical, Inc.* †	9,019	33
Beam Therapeutics, Inc.* †	43,835	1,045
Benitec Biopharma, Inc.* †	9,872	105
Bicara Therapeutics, Inc.* †	14,729	293
BioCryst Pharmaceuticals, Inc.*	106,237	1,011
Biohaven Ltd.*	55,827	472
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  155 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 9.2%continued
Bridgebio Pharma, Inc.*	73,735	$5,476
Bright Minds Biosciences, Inc.* †	3,289	240
Candel Therapeutics, Inc.* †	23,512	115
Capricor Therapeutics, Inc.* †	19,974	607
Cardiff Oncology, Inc.* †	35,801	58
CareDx, Inc.*	23,232	403
Cartesian Therapeutics, Inc.* †	6,688	41
Catalyst Pharmaceuticals, Inc.*	53,493	1,325
Celcuity, Inc.*	16,155	1,844
Celldex Therapeutics, Inc.*	29,931	949
CG oncology, Inc.*	27,222	1,842
Cogent Biosciences, Inc.*	66,208	2,548
Coherus Oncology, Inc.* †	54,291	92
Compass Therapeutics, Inc.*	59,228	313
Corvus Pharmaceuticals, Inc.*	30,015	439
CRISPR Therapeutics A.G.* †	42,590	2,026
Cullinan Therapeutics, Inc.*	24,089	342
Cytokinetics, Inc.*	55,723	3,673
Day One Biopharmaceuticals, Inc.*	36,471	782
Denali Therapeutics, Inc.*	66,411	1,275
Design Therapeutics, Inc.*	11,702	125
DiaMedica Therapeutics, Inc.* †	17,618	119
Dianthus Therapeutics, Inc.*	16,465	1,382
Disc Medicine, Inc.*	12,922	826
Dyne Therapeutics, Inc.* †	61,937	1,123
Editas Medicine, Inc.* †	50,711	125
Eledon Pharmaceuticals, Inc.*	32,836	101
Emergent BioSolutions, Inc.*	24,080	200
Enanta Pharmaceuticals, Inc.*	11,682	148
Entrada Therapeutics, Inc.*	12,167	154
Erasca, Inc.*	87,024	1,408
Evommune, Inc.* †	5,346	123
Fate Therapeutics, Inc.* †	61,862	74
Fennec Pharmaceuticals, Inc.*	15,071	93
Foghorn Therapeutics, Inc.*	18,475	88
Geron Corp.*	245,345	366
Gossamer Bio, Inc.* †	61,080	20
GRAIL, Inc.*	16,045	829
Greenwich Lifesciences, Inc.* †	3,278	79
Gyre Therapeutics, Inc.* †	6,420	45
Heron Therapeutics, Inc.* †	56,760	45
Humacyte, Inc.* †	86,569	53
Ideaya Biosciences, Inc.*	38,893	1,296
ImmunityBio, Inc.* †	137,367	1,054
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 9.2%continued
Immunome, Inc.* †	47,294	$1,034
Immunovant, Inc.*	38,300	951
Inhibikase Therapeutics, Inc.* †	56,309	95
Inhibrx Biosciences, Inc.* †	4,203	283
Inmune Bio, Inc.* †	20,118	23
Intellia Therapeutics, Inc.* †	52,001	667
Iovance Biotherapeutics, Inc.* †	159,582	560
Ironwood Pharmaceuticals, Inc.*	70,326	247
Jade Biosciences, Inc.†	15,221	214
Janux Therapeutics, Inc.*	18,991	264
KalVista Pharmaceuticals, Inc.* †	18,023	363
Keros Therapeutics, Inc.* †	12,433	137
Kodiak Sciences, Inc.*	16,989	648
Korro Bio, Inc.* †	4,139	47
Krystal Biotech, Inc.*	11,541	2,981
Kura Oncology, Inc.*	35,924	292
Kymera Therapeutics, Inc.*	26,581	2,214
Larimar Therapeutics, Inc.* †	24,695	111
Lexeo Therapeutics, Inc.*	32,762	188
Madrigal Pharmaceuticals, Inc.*	7,957	4,165
MannKind Corp.*	137,164	336
MapLight Therapeutics, Inc.* †	9,600	195
MeiraGTx Holdings PLC*	21,805	189
MiMedx Group, Inc.*	51,987	205
Mineralys Therapeutics, Inc.* †	21,616	586
Mirum Pharmaceuticals, Inc.*	19,420	1,794
Monopar Therapeutics, Inc.* †	1,838	101
Monte Rosa Therapeutics, Inc.*	28,696	472
Myriad Genetics, Inc.*	40,059	180
Neurogene, Inc.* †	5,857	118
Nkarta, Inc.*	26,180	55
Novavax, Inc.* †	68,284	556
Nurix Therapeutics, Inc.*	46,327	718
Nuvalent, Inc., Class A*	23,078	2,364
Nuvectis Pharma, Inc.* †	8,159	63
Olema Pharmaceuticals, Inc.*	33,208	495
Organogenesis Holdings, Inc.*	36,716	87
ORIC Pharmaceuticals, Inc.*	31,335	397
Perspective Therapeutics, Inc.* †	26,795	112
Pieris Pharmaceuticals, Inc.* †	3,488	435
Praxis Precision Medicines, Inc.*	11,929	3,843
Precigen, Inc.*	79,849	309
Prime Medicine, Inc.* †	51,055	178
Protagonist Therapeutics, Inc.*	27,106	2,857
See Notes to the Financial Statements.
EQUITY FUNDS 156 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 9.2%continued
Protalix BioTherapeutics, Inc.* †	39,351	$85
Protara Therapeutics, Inc.*	26,123	136
Prothena Corp. PLC*	21,820	212
PTC Therapeutics, Inc.*	36,683	2,499
Puma Biotechnology, Inc.*	21,215	136
Recursion Pharmaceuticals, Inc., Class A* †	216,127	664
REGENXBIO, Inc.* †	20,438	171
Relay Therapeutics, Inc.*	64,044	637
Replimune Group, Inc.*	31,403	240
Rezolute, Inc.*	28,453	87
Rhythm Pharmaceuticals, Inc.*	24,393	2,122
Rigel Pharmaceuticals, Inc.*	8,774	237
Rocket Pharmaceuticals, Inc.*	36,561	131
Sana Biotechnology, Inc.* †	73,950	213
Savara, Inc.*	65,937	360
Scholar Rock Holding Corp.*	40,769	2,004
SELLAS Life Sciences Group, Inc.* †	77,210	327
Sionna Therapeutics, Inc.* †	7,172	288
Soleno Therapeutics, Inc.*	23,725	794
Solid Biosciences, Inc.*	29,032	209
Spyre Therapeutics, Inc.*	32,216	1,625
Stoke Therapeutics, Inc.* †	22,314	727
Syndax Pharmaceuticals, Inc.*	39,389	920
Tango Therapeutics, Inc.* †	50,828	1,063
Taysha Gene Therapies, Inc.*	99,638	445
Tectonic Therapeutic, Inc.* †	5,470	169
Tevogen Bio Holdings, Inc.*	2,669	12
TG Therapeutics, Inc.*	66,914	2,223
Tonix Pharmaceuticals Holding Corp.* †	7,147	98
Travere Therapeutics, Inc.*	38,686	1,149
TriSalus Life Sciences, Inc.*	9,850	39
TuHURA Biosciences, Inc.* †	26,372	47
Twist Bioscience Corp.*	28,369	1,348
Tyra Biosciences, Inc.*	12,173	466
Upstream Bio, Inc.* †	13,807	124
UroGen Pharma Ltd.*	19,228	346
Vanda Pharmaceuticals, Inc.*	24,761	171
Vaxcyte, Inc.*	57,367	3,334
Vera Therapeutics, Inc.*	28,979	1,166
Veracyte, Inc.*	36,575	1,178
Verastem, Inc.*	33,239	176
Vericel Corp.*	22,981	739
Vir Biotechnology, Inc.*	43,384	389
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 9.2%continued
Viridian Therapeutics, Inc.*	37,771	$739
Voyager Therapeutics, Inc.*	24,817	96
Xencor, Inc.*	31,603	381
Xenon Pharmaceuticals, Inc.*	39,840	2,317
XOMA Royalty Corp.* †	4,953	155
Zenas Biopharma, Inc.* †	10,369	203
Zymeworks, Inc.*	23,444	587
		126,982
Broadline Retail – 0.1%
Groupon, Inc.* †	10,650	127
Kohl's Corp.	50,663	653
Savers Value Village, Inc.*	16,264	121
		901
Building Products – 1.5%
American Woodmark Corp.*	6,335	252
Apogee Enterprises, Inc.†	9,446	317
AZZ, Inc.	13,729	1,718
CSW Industrials, Inc.	7,368	1,920
Gibraltar Industries, Inc.*	13,533	540
Griffon Corp.†	17,890	1,300
Insteel Industries, Inc.	9,046	304
Janus International Group, Inc.*	60,648	312
JELD-WEN Holding, Inc.*	30,211	38
Masterbrand, Inc.* †	57,330	476
Modine Manufacturing Co.*	24,366	5,280
Quanex Building Products Corp.	20,654	371
Resideo Technologies, Inc.*	59,528	2,007
Tecnoglass, Inc.	12,294	548
UFP Industries, Inc.	26,903	2,478
Zurn Elkay Water Solutions Corp.	69,440	3,114
		20,975
Capital Markets – 1.7%
Acadian Asset Management, Inc.	12,514	681
AlTi Global, Inc.* †	23,429	85
Artisan Partners Asset Management, Inc., Class A	28,690	1,044
Bakkt, Inc.* †	8,867	65
BGC Group, Inc., Class A	167,464	1,638
Cohen & Steers, Inc.	12,706	795
Diamond Hill Investment Group, Inc.†	1,234	212
DigitalBridge Group, Inc.	82,682	1,275
Donnelley Financial Solutions, Inc.*	11,584	546
GCM Grosvenor, Inc., Class A	29,627	290
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  157 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Capital Markets – 1.7%continued
Innventure, Inc.* †	27,239	$107
Marex Group PLC	25,373	1,131
MarketWise, Inc.†	1,041	20
Miami International Holdings, Inc.*	11,722	456
Moelis & Co., Class A	34,238	1,952
Open Lending Corp.*	38,443	48
Patria Investments Ltd., Class A†	29,605	373
Perella Weinberg Partners	31,013	563
Piper Sandler Cos.	32,280	2,471
PJT Partners, Inc., Class A	10,563	1,476
Ridgepost Capital, Inc., Class A†	25,515	185
Siebert Financial Corp.* †	12,947	25
Silvercrest Asset Management Group, Inc., Class A	2,147	29
StepStone Group, Inc., Class A†	32,091	1,531
StoneX Group, Inc.*	34,036	2,745
Value Line, Inc.†	578	20
Victory Capital Holdings, Inc., Class A	21,054	1,379
Virtus Investment Partners, Inc.	2,882	387
Wealthfront Corp.*	17,744	164
Webull Corp.*	130,892	628
Westwood Holdings Group, Inc.	4,276	71
WisdomTree, Inc.†	56,825	827
		23,219
Chemicals – 1.6%
AdvanSix, Inc.	11,596	283
American Vanguard Corp.*	7,822	19
Arq, Inc.*	8,438	22
Ascent Industries Co.* †	4,788	64
ASP Isotopes, Inc.* †	55,305	244
Aspen Aerogels, Inc.*	26,973	92
Avient Corp.	42,947	1,559
Balchem Corp.	15,266	2,587
Cabot Corp.	24,403	1,838
Chemours (The) Co.	70,483	1,553
Core Molding Technologies, Inc.*	3,175	71
Ecovyst, Inc.*	52,915	680
Flotek Industries, Inc.* †	6,686	113
H.B. Fuller Co.	25,129	1,550
Hawkins, Inc.†	8,965	1,377
Ingevity Corp.* †	16,873	1,202
Innospec, Inc.	11,334	828
Intrepid Potash, Inc.*	5,204	223
Koppers Holdings, Inc.	9,089	352
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Chemicals – 1.6%continued
Kronos Worldwide, Inc.	12,381	$81
LSB Industries, Inc.* †	24,419	364
Mativ Holdings, Inc.†	23,625	206
Minerals Technologies, Inc.	14,577	1,034
Orion S.A.	23,321	152
Perimeter Solutions, Inc.*	64,498	1,575
PureCycle Technologies, Inc.* †	57,993	301
Quaker Chemical Corp.	6,308	784
Rayonier Advanced Materials, Inc.*	30,644	339
Sensient Technologies Corp.	19,462	1,682
Solesence, Inc.* †	23,699	22
Stepan Co.	9,726	486
Tronox Holdings PLC	53,811	526
Valhi, Inc.†	2,037	29
		22,238
Commercial Services & Supplies – 1.3%
ABM Industries, Inc.	27,438	1,057
ACCO Brands Corp.	36,538	110
ACV Auctions, Inc., Class A*	75,243	319
BrightView Holdings, Inc.*	31,942	377
Brink's (The) Co.	19,363	2,007
Casella Waste Systems, Inc., Class A*	29,016	2,302
Cimpress PLC* †	7,713	563
CompX International, Inc.†	457	11
CoreCivic, Inc.*	47,254	894
Deluxe Corp.	20,886	575
Ennis, Inc.	11,769	252
Enviri Corp.*	34,997	687
GEO Group (The), Inc.*	61,062	1,026
Healthcare Services Group, Inc.*	33,118	614
HNI Corp.	32,996	1,102
Interface, Inc.	26,416	658
Liquidity Services, Inc.*	11,047	338
MillerKnoll, Inc.	31,047	449
Mobile Infrastructure Corp.* †	11,205	25
Montrose Environmental Group, Inc.*	14,765	323
NL Industries, Inc.	6,038	35
OPENLANE, Inc.*	48,364	1,410
Perma-Fix Environmental Services, Inc.* †	9,019	96
Pitney Bowes, Inc.†	73,569	813
Quad/Graphics, Inc.	14,746	97
UniFirst Corp.	6,834	1,719
See Notes to the Financial Statements.
EQUITY FUNDS 158 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Commercial Services & Supplies – 1.3%continued
Vestis Corp.*	44,125	$347
Virco Mfg. Corp.†	7,262	44
		18,250
Communications Equipment – 1.2%
ADTRAN Holdings, Inc.* †	33,434	421
Applied Optoelectronics, Inc.*	30,511	2,581
Aviat Networks, Inc.*	5,918	134
BK Technologies Corp.* †	1,337	100
Calix, Inc.*	27,718	1,358
Clearfield, Inc.* †	4,958	131
Digi International, Inc.* †	17,016	820
Extreme Networks, Inc.*	61,079	921
Harmonic, Inc.* †	50,361	452
Inseego Corp.* †	6,452	72
NETGEAR, Inc.*	13,248	289
NetScout Systems, Inc.*	32,823	1,043
Ribbon Communications, Inc.*	37,931	80
Viasat, Inc.*	57,524	2,635
Viavi Solutions, Inc.*	106,564	3,546
Vistance Networks, Inc.*	101,029	1,839
		16,422
Construction & Engineering – 2.8%
Ameresco, Inc., Class A*	14,432	368
Arcosa, Inc.	22,637	2,403
Argan, Inc.	6,252	3,405
Bowman Consulting Group Ltd.*	6,970	198
Cardinal Infrastructure Group, Inc., Class A* †	6,310	250
Centuri Holdings, Inc.*	40,505	1,183
Concrete Pumping Holdings, Inc.*	10,410	75
Construction Partners, Inc., Class A*	22,177	2,465
Dycom Industries, Inc.*	13,503	4,575
Fluor Corp.*	74,471	3,474
Granite Construction, Inc.†	20,402	2,446
Great Lakes Dredge & Dock Corp.*	31,418	534
IES Holdings, Inc.*	4,217	2,009
Legence Corp., Class A*	17,413	983
Limbach Holdings, Inc.*	4,756	371
Matrix Service Co.*	12,285	141
MYR Group, Inc.*	7,197	2,032
NWPX Infrastructure, Inc.* †	4,511	351
Orion Group Holdings, Inc.*	18,705	204
Primoris Services Corp.	25,054	3,584
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Construction & Engineering – 2.8%continued
Sterling Infrastructure, Inc.*	13,839	$5,636
Tutor Perini Corp.	20,742	1,601
		38,288
Construction Materials – 0.2%
Knife River Corp.* †	26,553	2,168
Smith-Midland Corp.* †	1,371	45
Titan America S.A.*	12,055	181
United States Lime & Minerals, Inc.	4,919	642
		3,036
Consumer Finance – 1.0%
Atlanticus Holdings Corp.*	2,485	130
Bread Financial Holdings, Inc.	21,369	1,600
Consumer Portfolio Services, Inc.* †	6,023	47
Dave, Inc.*	4,747	826
Encore Capital Group, Inc.*	10,279	721
Enova International, Inc.*	11,142	1,513
FirstCash Holdings, Inc.	18,438	3,466
Green Dot Corp., Class A*	24,031	270
Jefferson Capital, Inc.†	10,914	210
LendingClub Corp.*	52,128	746
LendingTree, Inc.*	4,889	210
Medallion Financial Corp.†	7,420	63
Navient Corp.	30,032	246
Nelnet, Inc., Class A	6,077	784
NerdWallet, Inc., Class A*	17,185	178
Oportun Financial Corp.*	15,832	73
OppFi, Inc.†	10,597	82
PRA Group, Inc.*	17,922	314
PROG Holdings, Inc.	18,148	521
Regional Management Corp.	4,305	139
Upstart Holdings, Inc.* †	39,479	1,013
Vroom, Inc.*	1,689	22
World Acceptance Corp.*	1,185	160
		13,334
Consumer Staples Distribution & Retail – 0.5%
Andersons (The), Inc.	15,198	1,091
Chefs' Warehouse (The), Inc.*	16,711	994
Grocery Outlet Holding Corp.* †	41,882	295
HF Foods Group, Inc.*	11,975	22
Ingles Markets, Inc., Class A	6,645	597
Natural Grocers by Vitamin Cottage, Inc.	5,435	141
PriceSmart, Inc.	11,985	1,804
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  159 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Consumer Staples Distribution & Retail – 0.5%continued
United Natural Foods, Inc.*	27,981	$1,261
Village Super Market, Inc., Class A	4,119	174
Weis Markets, Inc.†	6,542	447
		6,826
Containers & Packaging – 0.2%
Ardagh Metal Packaging S.A.	67,691	274
Greif, Inc., Class A	11,327	760
Greif, Inc., Class B†	2,251	197
Myers Industries, Inc.	17,800	377
O-I Glass, Inc.*	70,111	737
Ranpak Holdings Corp.*	25,267	90
TriMas Corp.	14,570	524
		2,959
Distributors – 0.1%
GigaCloud Technology, Inc., Class A*	11,408	518
Gold.com, Inc.	9,063	363
Weyco Group, Inc.	3,202	103
		984
Diversified Consumer Services – 1.2%
American Public Education, Inc.*	8,039	457
Carriage Services, Inc.	6,874	314
Coursera, Inc.*	64,107	373
Covista, Inc.*	15,924	1,835
Driven Brands Holdings, Inc.* †	28,834	364
European Wax Center, Inc., Class A*	15,645	90
Frontdoor, Inc.*	33,472	1,769
Graham Holdings Co., Class B	1,479	1,564
KinderCare Learning Cos., Inc.* †	8,575	19
Laureate Education, Inc.*	59,331	2,067
Lincoln Educational Services Corp.*	14,002	570
Matthews International Corp., Class A†	14,332	370
McGraw Hill, Inc.* †	14,341	197
Mister Car Wash, Inc.*	47,554	331
Nerdy, Inc.* †	42,682	35
OneSpaWorld Holdings Ltd.	46,694	1,072
Perdoceo Education Corp.	29,957	1,115
Phoenix Education Partners, Inc.†	2,739	86
Strategic Education, Inc.	10,790	895
Stride, Inc.*	19,258	1,698
Udemy, Inc.* †	41,121	190
Universal Technical Institute, Inc.*	21,701	783
Zspace, Inc.*	87,575	10
		16,204
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Diversified Real Estate Investment Trusts – 0.5%
AH Realty Trust, Inc.	35,028	$193
Alpine Income Property Trust, Inc.	6,591	119
American Assets Trust, Inc.	23,469	432
Broadstone Net Lease, Inc.	87,348	1,596
CTO Realty Growth, Inc.†	14,149	261
Essential Properties Realty Trust, Inc.†	92,522	2,809
Gladstone Commercial Corp.	23,453	268
Global Net Lease, Inc.	90,651	848
Modiv Industrial, Inc.†	5,235	75
NexPoint Diversified Real Estate Trust†	19,734	92
		6,693
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	5,159	197
ATN International, Inc.	4,931	134
Bandwidth, Inc., Class A*	12,005	214
Cogent Communications Holdings, Inc.	21,977	414
Globalstar, Inc.*	23,358	1,551
IDT Corp., Class B	7,288	358
Liberty Latin America Ltd., Class A*	13,537	117
Liberty Latin America Ltd., Class C*	65,835	581
Lumen Technologies, Inc.*	444,213	3,087
Shenandoah Telecommunications Co.†	23,979	370
Uniti Group, Inc.*	78,792	739
		7,762
Electric Utilities – 0.9%
Genie Energy Ltd., Class B	8,849	125
Hawaiian Electric Industries, Inc.*	76,708	1,139
MGE Energy, Inc.†	16,949	1,310
Oklo, Inc.* †	56,810	2,817
Otter Tail Corp.	17,951	1,576
Portland General Electric Co.	52,553	2,773
TXNM Energy, Inc. (New York Stock Exchange)	46,516	2,719
		12,459
Electrical Equipment – 2.9%
Allient, Inc.	6,771	400
American Superconductor Corp.*	21,560	730
Amprius Technologies, Inc.*	52,738	889
Array Technologies, Inc.* †	68,638	496
Atkore, Inc.	15,388	906
Bloom Energy Corp., Class A*	101,471	13,748
EnerSys	17,129	2,976
Enovix Corp.* †	91,891	476
See Notes to the Financial Statements.
EQUITY FUNDS 160 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Electrical Equipment – 2.9%continued
Eos Energy Enterprises, Inc.* †	140,838	$699
Fluence Energy, Inc.*	33,161	456
Hyliion Holdings Corp.* †	51,099	90
KULR Technology Group, Inc.* †	14,970	35
LSI Industries, Inc.	12,187	227
NANO Nuclear Energy, Inc.* †	17,990	368
Net Power, Inc.* †	25,399	40
Nextpower, Inc., Class A*	67,774	8,170
NuScale Power Corp.*	74,799	811
Plug Power, Inc.* †	618,111	1,397
Powell Industries, Inc.	4,452	2,409
Power Solutions International, Inc.* †	3,741	228
Preformed Line Products Co.	1,226	332
Shoals Technologies Group, Inc., Class A*	75,909	499
SKYX Platforms Corp.* †	49,046	55
SunPower, Inc.* †	27,415	35
Sunrun, Inc.*	104,379	1,415
T1 Energy, Inc.*	92,609	407
Thermon Group Holdings, Inc.*	15,309	772
Vicor Corp.*	10,726	1,727
		40,793
Electronic Equipment, Instruments & Components – 3.6%
908 Devices, Inc.* †	14,878	91
Advanced Energy Industries, Inc.	17,522	5,655
Aeva Technologies, Inc.* †	18,115	238
Arlo Technologies, Inc.*	46,259	658
Badger Meter, Inc.	13,678	2,084
Bel Fuse, Inc., Class A	802	145
Bel Fuse, Inc., Class B	4,867	964
Belden, Inc.	18,052	2,073
Benchmark Electronics, Inc.	16,437	921
Climb Global Solutions, Inc.	7,820	155
CTS Corp.	13,545	647
Daktronics, Inc.*	18,973	371
ePlus, Inc.	12,391	932
Evolv Technologies Holdings, Inc.*	69,715	422
Fabrinet*	16,779	8,751
Frequency Electronics, Inc.*	3,213	142
Insight Enterprises, Inc.*	13,388	897
Itron, Inc.*	20,936	1,876
Kimball Electronics, Inc.*	11,056	262
Knowles Corp.*	39,357	1,011
Methode Electronics, Inc.(2)	13,194	74
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Electronic Equipment, Instruments & Components – 3.6%continued
MicroVision, Inc.* †	121,956	$78
Mirion Technologies, Inc.*	110,557	2,055
M-Tron Industries, Inc.* †	1,283	86
Napco Security Technologies, Inc.	15,809	623
Neonode, Inc.* †	9,379	13
nLight, Inc.*	21,890	1,248
Novanta, Inc.*	16,639	1,965
OSI Systems, Inc.*	7,337	1,948
Ouster, Inc.*	26,395	485
PC Connection, Inc.	5,355	313
Plexus Corp.*	12,395	2,510
Powerfleet, Inc. NJ*	53,441	165
Richardson Electronics Ltd.	6,730	74
Rogers Corp.*	8,247	885
Sanmina Corp.*	24,851	3,222
ScanSource, Inc.*	9,793	355
TTM Technologies, Inc.*	47,603	4,637
Vishay Intertechnology, Inc.	56,735	1,021
Vishay Precision Group, Inc.*	5,726	249
Vuzix Corp.* †	25,379	59
		50,360
Energy Equipment & Services – 2.6%
Archrock, Inc.	80,466	2,800
Atlas Energy Solutions, Inc.†	35,089	460
Borr Drilling Ltd.*	133,969	773
Bristow Group, Inc.	13,093	614
Cactus, Inc., Class A	31,524	1,493
Core Laboratories, Inc.	22,529	378
DMC Global, Inc.*	11,457	60
Energy Services of America Corp.†	4,531	60
Expro Group Holdings N.V.* †	38,730	674
Flowco Holdings, Inc., Class A†	10,715	221
Forum Energy Technologies, Inc.* †	4,835	284
Helix Energy Solutions Group, Inc.*	63,205	625
Helmerich & Payne, Inc.	45,879	1,653
Innovex International, Inc.*	17,480	426
Kodiak Gas Services, Inc.	38,954	2,272
Liberty Energy, Inc.	73,634	2,121
Mammoth Energy Services, Inc.*	9,221	23
Nabors Industries Ltd.*	6,412	552
National Energy Services Reunited Corp.*	30,598	657
Natural Gas Services Group, Inc.	4,944	187
Noble Corp. PLC	58,733	2,882
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  161 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Energy Equipment & Services – 2.6%continued
Oceaneering International, Inc.*	45,508	$1,614
Oil States International, Inc.*	25,244	294
Patterson-UTI Energy, Inc.	159,827	1,731
ProFrac Holding Corp., Class A* †	14,681	91
ProPetro Holding Corp.*	44,785	645
Ranger Energy Services, Inc., Class A	9,751	167
RPC, Inc.	42,958	304
SEACOR Marine Holdings, Inc.* †	11,620	83
Seadrill Ltd.*	28,852	1,313
Select Water Solutions, Inc.	43,472	665
Solaris Energy Infrastructure, Inc.	21,290	1,203
TETRA Technologies, Inc.*	60,233	513
Tidewater, Inc.*	22,653	1,893
Transocean Ltd.* †	428,974	2,844
Valaris Ltd.* †	29,072	2,850
		35,425
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A* †	227,699	223
Atlanta Braves Holdings, Inc., Class A*	3,337	157
Atlanta Braves Holdings, Inc., Class C*	21,663	925
Cinemark Holdings, Inc.	49,682	1,417
CuriosityStream, Inc.	15,355	45
Gaia, Inc.*	11,786	33
IMAX Corp.*	19,976	759
Lionsgate Studios Corp.*	93,707	899
Madison Square Garden Entertainment Corp.*	18,363	1,082
Marcus (The) Corp.	11,341	195
Meridian Holdings, Inc.* †	2,213	16
Playstudios, Inc.*	66,428	31
Playtika Holding Corp.	21,810	61
Reservoir Media, Inc.*	8,397	82
Sphere Entertainment Co.*	12,697	1,491
Starz Entertainment Corp.*	6,277	72
Vivid Seats, Inc., Class A* †	4,636	27
		7,515
Financial Services – 1.9%
Acacia Research Corp.*	18,261	88
Alerus Financial Corp.	11,417	271
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,817	655
Better Home & Finance Holding Co.* †	3,193	114
Burford Capital Ltd.	91,802	415
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Financial Services – 1.9%continued
Cannae Holdings, Inc.†	18,617	$212
Cantaloupe, Inc.*	25,805	279
Cass Information Systems, Inc.	5,618	247
Compass Diversified Holdings	29,059	228
Enact Holdings, Inc.	12,798	522
Essent Group Ltd.	42,903	2,507
EVERTEC, Inc.	29,409	830
Federal Agricultural Mortgage Corp., Class C	4,242	629
Finance of America Cos., Inc., Class A* †	1,388	23
Flywire Corp.*	53,363	621
HA Sustainable Infrastructure Capital, Inc.†	58,274	2,142
International Money Express, Inc.*	13,490	213
Jackson Financial, Inc., Class A	31,464	3,326
loanDepot, Inc., Class A* †	38,502	55
Marqeta, Inc., Class A*	163,091	665
Merchants Bancorp†	11,886	510
NCR Atleos Corp.*	34,173	1,489
NewtekOne, Inc.†	12,455	136
NMI Holdings, Inc.*	35,332	1,325
Onity Group, Inc.*	3,589	141
Pagseguro Digital Ltd., Class A	83,872	840
Payoneer Global, Inc.*	126,501	611
Paysafe Ltd.*	12,838	88
Paysign, Inc.*	12,770	75
PennyMac Financial Services, Inc.	13,420	1,173
Priority Technology Holdings, Inc.* †	10,607	50
Radian Group, Inc.	62,502	2,068
Remitly Global, Inc.*	80,184	1,257
Repay Holdings Corp.*	26,880	70
Security National Financial Corp., Class A* †	8,491	81
Sezzle, Inc.*	7,354	466
StoneCo Ltd., Class A* †	115,599	1,632
SWK Holdings Corp.†	1,549	26
Velocity Financial, Inc.*	6,078	110
Walker & Dunlop, Inc.	15,016	666
Waterstone Financial, Inc.†	7,567	137
		26,993
Food Products – 0.6%
Alico, Inc.	2,677	110
B&G Foods, Inc.†	33,664	162
See Notes to the Financial Statements.
EQUITY FUNDS 162 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Food Products – 0.6%continued
Beyond Meat, Inc.* †	211,917	$149
BRC, Inc., Class A* †	56,667	44
Calavo Growers, Inc.	8,295	214
Cal-Maine Foods, Inc.	20,022	1,585
Dole PLC	31,949	457
Forafric Global PLC* †	1,278	12
Fresh Del Monte Produce, Inc.	15,617	629
Hain Celestial Group (The), Inc.* †	60,222	42
J&J Snack Foods Corp.	6,855	543
John B. Sanfilippo & Son, Inc.†	3,582	284
Lifeway Foods, Inc.* †	1,724	33
Limoneira Co.	7,373	99
Mama's Creations, Inc.*	16,219	249
Marzetti (The) Co.	9,231	1,277
Mission Produce, Inc.* †	18,806	259
Seneca Foods Corp., Class A*	2,171	328
Simply Good Foods (The) Co.*	39,011	560
SunOpta, Inc.*	45,775	297
Tootsie Roll Industries, Inc.†	8,474	362
Utz Brands, Inc.	32,532	258
Vital Farms, Inc.* †	15,255	215
Westrock Coffee Co.* †	19,833	84
		8,252
Gas Utilities – 1.1%
Brookfield Infrastructure Corp., Class A	56,166	2,220
Chesapeake Utilities Corp.	10,771	1,361
New Jersey Resources Corp.	46,846	2,573
Northwest Natural Holding Co.	19,225	1,023
ONE Gas, Inc.	27,920	2,405
RGC Resources, Inc.†	3,262	72
Southwest Gas Holdings, Inc.	31,733	2,757
Spire, Inc.	27,195	2,462
		14,873
Ground Transportation – 0.3%
ArcBest Corp.	10,532	1,036
Covenant Logistics Group, Inc.	7,373	200
FTAI Infrastructure, Inc.†	48,388	239
Heartland Express, Inc.	19,045	198
Hertz Global Holdings, Inc.* †	54,915	253
Marten Transport Ltd.	27,730	364
PAMT CORP.*	3,807	32
Proficient Auto Logistics, Inc.* †	9,257	63
RXO, Inc.*	74,475	1,089
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Ground Transportation – 0.3%continued
Universal Logistics Holdings, Inc.†	2,528	$54
Werner Enterprises, Inc.	26,634	783
		4,311
Health Care Equipment & Supplies – 2.3%
Accuray, Inc.*	16,427	6
Acme United Corp.†	1,838	83
Alphatec Holdings, Inc.*	53,646	584
AngioDynamics, Inc.*	18,285	208
Anteris Technologies Global Corp.* †	38,826	215
Artivion, Inc.*	20,573	753
AtriCure, Inc.*	22,008	628
Avanos Medical, Inc.*	19,867	278
Axogen, Inc.* †	22,224	736
Beta Bionics, Inc.* †	16,900	169
Bioventus, Inc., Class A*	22,515	206
Butterfly Network, Inc.*	93,232	377
CapsoVision, Inc.* †	13,657	100
Carlsmed, Inc.* †	4,865	44
Ceribell, Inc.*	13,142	241
Cerus Corp.*	78,857	144
ClearPoint Neuro, Inc.* †	14,102	128
CONMED Corp.	14,115	499
CVRx, Inc.* †	8,878	84
Delcath Systems, Inc.* †	15,287	142
Electromed, Inc.* †	3,658	86
Embecta Corp.	26,258	232
Enovis Corp.*	25,973	591
Glaukos Corp.*	25,870	2,785
Haemonetics Corp.*	21,687	1,222
ICU Medical, Inc.*	11,285	1,457
Inogen, Inc.* †	13,004	80
Integer Holdings Corp.*	15,840	1,394
Integra LifeSciences Holdings Corp.* †	29,721	280
iRadimed Corp.	3,784	364
IRhythm Holdings, Inc.*	14,679	1,732
Kestra Medical Technologies Ltd.* †	13,063	260
KORU Medical Systems, Inc.*	21,744	94
Lantheus Holdings, Inc.*	30,452	2,310
LeMaitre Vascular, Inc.	9,782	1,068
LENSAR, Inc.* †	2,568	15
LivaNova PLC*	25,467	1,619
Lucid Diagnostics, Inc.* †	48,593	56
Merit Medical Systems, Inc.*	26,936	1,857
Myomo, Inc.* †	15,283	10
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  163 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Equipment & Supplies – 2.3%continued
Neogen Corp.*	100,005	$929
Neuronetics, Inc.* †	8,240	12
NeuroPace, Inc.*	12,260	161
Novocure Ltd.*	46,822	510
Omnicell, Inc.*	21,049	703
OraSure Technologies, Inc.*	29,275	88
Orthofix Medical, Inc.*	19,201	220
OrthoPediatrics Corp.*	7,135	113
Outset Medical, Inc.* †	4,186	16
PROCEPT BioRobotics Corp.*	24,251	606
Pro-Dex, Inc.*	1,049	52
Pulmonx Corp.*	25,365	33
Pulse Biosciences, Inc.* †	8,754	189
QuidelOrtho Corp.* †	30,716	505
RxSight, Inc.*	19,763	122
Sanara Medtech, Inc.*	2,058	35
SANUWAVE Health, Inc.* †	2,872	50
Shoulder Innovations, Inc.* †	5,626	82
SI-BONE, Inc.*	16,911	214
Sight Sciences, Inc.* †	22,684	86
STAAR Surgical Co.*	16,558	310
Stereotaxis, Inc.*	35,555	65
Strive, Inc., Class A* †	25,369	254
Tactile Systems Technology, Inc.*	10,162	266
Tandem Diabetes Care, Inc.*	30,925	593
TransMedics Group, Inc.*	15,462	1,537
Treace Medical Concepts, Inc.*	13,398	18
UFP Technologies, Inc.* †	3,426	663
Utah Medical Products, Inc.†	1,589	98
Varex Imaging Corp.*	18,260	194
		31,861
Health Care Providers & Services – 3.0%
Accendra Health, Inc.*	29,601	68
AdaptHealth Corp.*	46,065	548
Addus HomeCare Corp.* †	8,298	777
agilon health, Inc.*	6,546	52
AirSculpt Technologies, Inc.* †	9,804	28
Alignment Healthcare, Inc.*	91,269	1,608
AMN Healthcare Services, Inc.*	17,771	326
Ardent Health, Inc.*	9,401	80
Astrana Health, Inc.*	18,418	452
Aveanna Healthcare Holdings, Inc.*	23,566	152
BrightSpring Health Services, Inc.*	59,525	2,536
Brookdale Senior Living, Inc.*	108,493	1,484
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Providers & Services – 3.0%continued
Castle Biosciences, Inc.*	13,798	$339
Clover Health Investments Corp.* †	182,988	322
Community Health Systems, Inc.*	63,420	186
Concentra Group Holdings Parent, Inc.	54,687	1,173
CorVel Corp.*	13,274	725
Cross Country Healthcare, Inc.*	13,131	123
DocGo, Inc.*	59,341	37
Enhabit, Inc.*	22,078	311
Ensign Group (The), Inc.	26,108	5,261
Fulgent Genetics, Inc.*	8,931	142
GeneDx Holdings Corp.*	8,655	556
Guardant Health, Inc.*	57,669	5,327
Guardian Pharmacy Services, Inc., Class A*	10,097	380
HealthEquity, Inc.*	38,931	3,253
Hims & Hers Health, Inc.* †	94,553	1,963
Innovage Holding Corp.*	10,850	87
Joint (The) Corp.* †	2,675	24
LifeStance Health Group, Inc.*	78,983	503
Lumexa Imaging Holdings, Inc.* †	12,707	109
Nano-X Imaging Ltd.* †	37,261	85
National HealthCare Corp.	5,827	931
National Research Corp.†	5,948	101
NeoGenomics, Inc.*	58,279	432
Nutex Health, Inc.* †	2,506	238
Omada Health, Inc.* †	16,268	204
Oncology Institute (The), Inc.* †	33,586	103
OPKO Health, Inc.*	180,358	206
Option Care Health, Inc.*	74,460	2,004
PACS Group, Inc.*	20,133	647
Pediatrix Medical Group, Inc.*	40,076	857
Pennant Group (The), Inc.*	16,041	489
Privia Health Group, Inc.*	53,381	1,098
Progyny, Inc.*	34,137	580
RadNet, Inc.*	31,462	1,758
SBC Medical Group Holdings, Inc.* †	4,441	19
Select Medical Holdings Corp.	50,500	823
Sonida Senior Living, Inc.*	2,809	91
Strata Critical Medical, Inc.* †	29,285	122
Surgery Partners, Inc.* †	34,867	416
Talkspace, Inc.*	68,137	353
U.S. Physical Therapy, Inc.	6,829	512
Viemed Healthcare, Inc.*	14,231	131
		41,132
See Notes to the Financial Statements.
EQUITY FUNDS 164 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Real Estate Investment Trusts – 1.0%
American Healthcare REIT, Inc.†	82,662	$3,898
CareTrust REIT, Inc.	104,563	3,832
Chiron Real Estate, Inc.	6,281	208
Community Healthcare Trust, Inc.	11,942	190
Diversified Healthcare Trust†	100,080	665
LTC Properties, Inc.	22,208	825
National Health Investors, Inc.	21,684	1,753
Sabra Health Care REIT, Inc.†	114,968	2,211
Sila Realty Trust, Inc.	25,341	600
Strawberry Fields REIT, Inc.	4,513	54
Universal Health Realty Income Trust	6,259	253
		14,489
Health Care Technology – 0.2%
Claritev Corp.* †	5,011	82
Definitive Healthcare Corp.*	2,564	3
Evolent Health, Inc., Class A*	47,163	108
Health Catalyst, Inc.* †	19,119	24
HealthStream, Inc.†	10,538	218
HeartFlow, Inc.* †	8,743	213
LifeMD, Inc.* †	21,383	77
OptimizeRx Corp.*	7,498	47
Phreesia, Inc.*	25,796	216
Schrodinger, Inc.* †	25,084	285
Simulations Plus, Inc.*	8,785	104
Teladoc Health, Inc.*	80,267	438
TruBridge, Inc.*	5,160	76
Waystar Holding Corp.*	50,578	1,219
		3,110
Hotel & Resort Real Estate Investment Trusts – 0.6%
Apple Hospitality REIT, Inc.†	102,830	1,183
Braemar Hotels & Resorts, Inc.	30,556	72
Chatham Lodging Trust	20,034	158
DiamondRock Hospitality Co.	95,688	897
Pebblebrook Hotel Trust	51,184	646
RLJ Lodging Trust†	55,919	415
Ryman Hospitality Properties, Inc.	28,780	2,655
Service Properties Trust	66,917	91
Summit Hotel Properties, Inc.	46,533	206
Sunstone Hotel Investors, Inc.	83,019	748
Xenia Hotels & Resorts, Inc.	43,231	641
		7,712
Hotels, Restaurants & Leisure – 1.5%
Accel Entertainment, Inc.*	23,613	258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Hotels, Restaurants & Leisure – 1.5%continued
Bally's Corp.* †	4,095	$39
Biglari Holdings, Inc., Class B*	353	116
BJ's Restaurants, Inc.*	8,506	299
Black Rock Coffee Bar, Inc., Class A* †	8,690	112
Bloomin' Brands, Inc.	36,806	199
Brightstar Lottery PLC	47,697	608
Brinker International, Inc.*	20,205	2,885
Cheesecake Factory (The), Inc.†	21,344	1,169
Cracker Barrel Old Country Store, Inc.†	9,867	277
Dave & Buster's Entertainment, Inc.* †	11,696	127
Dine Brands Global, Inc.	6,475	170
El Pollo Loco Holdings, Inc.*	12,619	175
First Watch Restaurant Group, Inc.*	28,783	302
Genius Sports Ltd.*	98,874	438
Global Business Travel Group I* †	58,370	326
Golden Entertainment, Inc.	9,259	247
Hilton Grand Vacations, Inc.*	28,402	1,111
Inspired Entertainment, Inc.*	13,379	95
Jack in the Box, Inc.* †	7,106	69
Krispy Kreme, Inc.†	32,408	110
Kura Sushi U.S.A., Inc., Class A* †	3,349	234
Life Time Group Holdings, Inc.*	69,611	1,875
Lindblad Expeditions Holdings, Inc.*	18,298	317
Marriott Vacations Worldwide Corp.	13,001	847
Monarch Casino & Resort, Inc.	6,041	577
Nathan's Famous, Inc.	1,463	147
Navan, Inc., Class A* †	15,996	212
Papa John's International, Inc.	14,813	480
Portillo's, Inc., Class A*	28,743	152
Pursuit Attractions and Hospitality, Inc.*	10,174	373
RCI Hospitality Holdings, Inc.	2,776	63
Red Rock Resorts, Inc., Class A†	22,861	1,220
Rush Street Interactive, Inc.*	41,861	910
Sabre Corp.*	163,564	237
Serve Robotics, Inc.* †	31,698	267
Shake Shack, Inc., Class A*	17,890	1,583
Six Flags Entertainment Corp.* †	43,802	777
Super Group SGHC Ltd.	72,706	785
Sweetgreen, Inc., Class A* †	45,798	238
Target Hospitality Corp.*	14,120	131
United Parks & Resorts, Inc.*	12,210	399
Xponential Fitness, Inc., Class A* †	15,017	90
		21,046
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  165 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Household Durables – 1.5%
Bassett Furniture Industries, Inc.	3,826	$54
Beazer Homes U.S.A., Inc.*	12,799	246
Cavco Industries, Inc.*	3,612	1,749
Century Communities, Inc.	12,048	691
Champion Homes, Inc.*	26,084	1,940
Cricut, Inc., Class A†	19,021	71
Dream Finders Homes, Inc., Class A*	12,820	179
Ethan Allen Interiors, Inc.	11,313	252
Flexsteel Industries, Inc.	1,853	83
Green Brick Partners, Inc.*	14,660	945
Hamilton Beach Brands Holding Co., Class A	4,013	76
Helen of Troy Ltd.*	9,815	142
Hovnanian Enterprises, Inc., Class A*	2,118	235
Installed Building Products, Inc.	10,775	2,857
KB Home	28,662	1,483
La-Z-Boy, Inc.	18,879	607
Legacy Housing Corp.* †	4,581	94
Leggett & Platt, Inc.	62,661	619
LGI Homes, Inc.*	9,815	388
Lovesac (The) Co.* †	7,302	108
M/I Homes, Inc.*	12,000	1,469
Meritage Homes Corp.	31,193	1,929
Sonos, Inc.*	54,454	730
Taylor Morrison Home Corp.*	44,320	2,581
Traeger, Inc.(3) *	1	—
Tri Pointe Homes, Inc.*	39,572	1,849
		21,377
Household Products – 0.3%
Central Garden & Pet Co.*	4,153	153
Central Garden & Pet Co., Class A*	23,037	747
Energizer Holdings, Inc.	28,330	465
Oil-Dri Corp. of America	4,394	286
Spectrum Brands Holdings, Inc.	10,655	785
WD-40 Co.	6,355	1,296
		3,732
Independent Power & Renewable Electricity Producers – 0.2%
Hallador Energy Co.*	16,446	268
Montauk Renewables, Inc.* †	40,823	47
Ormat Technologies, Inc.	28,435	3,182
		3,497
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A†	10,911	345
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Industrial Real Estate Investment Trusts – 0.4%
Industrial Logistics Properties Trust	27,047	$154
Innovative Industrial Properties, Inc.†	12,654	635
LXP Industrial Trust	27,155	1,256
One Liberty Properties, Inc.	9,041	194
Terreno Realty Corp.	47,629	2,925
		5,164
Insurance – 1.8%
Abacus Global Management, Inc.†	18,432	145
American Coastal Insurance Corp.	11,816	133
American Integrity Insurance Group, Inc.†	6,011	116
AMERISAFE, Inc.	8,430	281
Ategrity Specialty Holdings LLC*	4,766	94
Baldwin Insurance Group (The), Inc.*	44,943	986
Bowhead Specialty Holdings, Inc.*	7,699	173
Citizens, Inc.* †	23,582	119
CNO Financial Group, Inc.	44,034	1,808
Crawford & Co., Class A	8,874	88
Donegal Group, Inc., Class A	7,075	122
eHealth, Inc.*	5,593	7
Employers Holdings, Inc.†	10,171	418
Exzeo Group, Inc.* †	4,369	64
F&G Annuities & Life, Inc.	16,666	422
Fidelis Insurance Holdings Ltd.	25,285	483
Genworth Financial, Inc.*	182,096	1,479
GoHealth, Inc., Class A* †	12,310	19
Goosehead Insurance, Inc., Class A*	10,721	457
Greenlight Capital Re Ltd., Class A*	11,832	205
Hamilton Insurance Group Ltd., Class B	20,872	623
HCI Group, Inc.	4,924	761
Heritage Insurance Holdings, Inc.*	10,956	288
Hippo Holdings, Inc.*	8,381	218
Horace Mann Educators Corp.	18,611	794
Investors Title Co.	716	156
James River Group Holdings, Inc.	15,433	97
Kestrel Group Ltd.(3) * †	31	—
Kingstone Cos., Inc.†	4,506	66
Kingsway Financial Services, Inc.* †	8,648	90
Lemonade, Inc.* †	28,623	1,794
MBIA, Inc.*	21,334	126
Mercury General Corp.	12,531	1,105
NI Holdings, Inc.* †	4,111	53
Octave Specialty Group, Inc.*	15,570	72
Oscar Health, Inc., Class A*	95,016	1,090
See Notes to the Financial Statements.
EQUITY FUNDS 166 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Insurance – 1.8%continued
Palomar Holdings, Inc.*	12,122	$1,449
ProAssurance Corp.* †	23,183	573
Root, Inc., Class A*	5,421	239
Safety Insurance Group, Inc.†	7,009	509
Selective Insurance Group, Inc.	27,731	2,091
Selectquote, Inc.*	45,178	28
SiriusPoint Ltd.*	46,933	1,011
Skyward Specialty Insurance Group, Inc.*	18,433	805
Slide Insurance Holdings, Inc.* †	33,452	602
Stewart Information Services Corp.	14,136	871
Tiptree, Inc.	10,263	174
Trupanion, Inc.* †	16,728	428
United Fire Group, Inc.†	9,830	364
Universal Insurance Holdings, Inc.	11,999	410
		24,506
Interactive Media & Services – 0.4%
Angi, Inc.*	14,668	101
Arena Group Holdings (The), Inc.*	2,519	5
Bumble, Inc., Class A*	30,119	98
Cargurus, Inc.*	36,986	1,259
Cars.com, Inc.* †	22,764	185
EverQuote, Inc., Class A*	12,542	193
fuboTV, Inc., Class A* †	14,200	134
Getty Images Holdings, Inc.* †	22,026	17
Grindr, Inc.*	13,617	165
MediaAlpha, Inc., Class A*	14,452	134
Nextdoor Holdings, Inc.*	94,884	133
QuinStreet, Inc.*	26,366	317
Rumble, Inc.* †	47,186	241
Shutterstock, Inc.	10,574	176
Teads Holding Co.* †	34,022	22
Travelzoo* †	4,764	28
TripAdvisor, Inc.* †	51,743	552
Webtoon Entertainment, Inc.* †	8,540	79
Yelp, Inc.*	27,078	670
Ziff Davis, Inc.*	18,449	774
ZipRecruiter, Inc., Class A* †	25,160	46
		5,329
IT Services – 0.7%
Applied Digital Corp.* †	110,460	2,622
ASGN, Inc.*	18,978	735
Backblaze, Inc., Class A*	22,742	78
BigBear.ai Holdings, Inc.* †	197,894	697
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
IT Services – 0.7%continued
Commerce.com, Inc.*	26,459	$71
Crexendo, Inc.*	9,840	61
CSP, Inc.†	1,756	15
DigitalOcean Holdings, Inc.* †	35,316	3,029
Fastly, Inc., Class A* †	66,040	1,919
Grid Dynamics Holdings, Inc.*	28,913	165
Hackett Group (The), Inc.†	10,506	137
Information Services Group, Inc.	15,352	59
Rackspace Technology, Inc.*	46,341	45
TSS, Inc.* †	9,162	119
Tucows, Inc., Class A* †	3,898	67
Unisys Corp.*	25,578	53
VTEX, Class A*	21,868	87
Whitefiber, Inc.* †	5,950	71
		10,030
Leisure Products – 0.4%
Acushnet Holdings Corp.	12,876	1,204
American Outdoor Brands, Inc.* †	4,199	39
Callaway Golf Co.*	60,313	837
Clarus Corp.	18,248	50
Escalade, Inc.†	5,388	93
Funko, Inc., Class A*	22,352	70
JAKKS Pacific, Inc.	4,800	96
Johnson Outdoors, Inc., Class A	3,002	140
Latham Group, Inc.*	25,241	136
Malibu Boats, Inc., Class A*	8,082	209
Marine Products Corp.	2,344	17
MasterCraft Boat Holdings, Inc.*	7,951	163
Peloton Interactive, Inc., Class A*	180,677	775
Polaris, Inc.	24,908	1,357
Smith & Wesson Brands, Inc.	20,300	291
Sturm Ruger & Co., Inc.	6,621	265
		5,742
Life Sciences Tools & Services – 0.4%
10X Genomics, Inc., Class A*	52,823	1,121
Adaptive Biotechnologies Corp.*	69,348	963
Alpha Teknova, Inc.* †	9,412	27
Atlantic International Corp.*	5,915	18
Azenta, Inc.* †	18,358	388
BioLife Solutions, Inc.* †	18,671	356
Codexis, Inc.* †	33,086	54
CryoPort, Inc.*	21,152	175
Cytek Biosciences, Inc.*	51,695	226
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  167 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Life Sciences Tools & Services – 0.4%continued
Fortrea Holdings, Inc.*	44,430	$419
Ginkgo Bioworks Holdings, Inc.* †	17,866	109
Lifecore Biomedical, Inc.* †	10,016	37
Maravai LifeSciences Holdings, Inc., Class A*	46,675	132
MaxCyte, Inc.*	63,482	45
Mesa Laboratories, Inc.	2,281	202
Omniab, Inc.(1) *	3,016	—
OmniAb, Inc.*	58,188	91
Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	—
Pacific Biosciences of California, Inc.* †	118,851	157
Personalis, Inc.* †	23,499	150
Quanterix Corp.*	16,656	59
Quantum-Si, Inc.* †	92,093	71
Standard BioTools, Inc.*	120,675	111
		4,911
Machinery – 3.8%
3D Systems Corp.*	71,507	134
Aebi Schmidt Holding A.G.	18,173	177
AirJoule Technologies Corp.* †	18,232	46
Alamo Group, Inc.†	4,723	779
Albany International Corp., Class A	13,414	700
Alliance Laundry Holdings, Inc.* †	20,643	428
Astec Industries, Inc.	10,425	561
Atmus Filtration Technologies, Inc.	38,394	2,180
Blue Bird Corp.*	14,465	822
CECO Environmental Corp.*	13,797	822
Chart Industries, Inc.*	21,037	4,349
Columbus McKinnon Corp.	13,992	203
Douglas Dynamics, Inc.	10,694	450
Eastern (The) Co.†	3,267	66
Energy Recovery, Inc.*	22,772	229
Enerpac Tool Group Corp.	24,294	886
Enpro, Inc.	9,787	2,453
ESCO Technologies, Inc.	12,047	3,390
Federal Signal Corp.	27,745	3,000
Franklin Electric Co., Inc.	18,127	1,671
Gencor Industries, Inc.*	5,660	85
Gorman-Rupp (The) Co.†	9,792	608
Graham Corp.*	4,914	388
Greenbrier (The) Cos., Inc.	14,115	743
Helios Technologies, Inc.	15,309	991
Hillman Solutions Corp.*	90,328	752
Hyster-Yale, Inc.	6,093	198
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Machinery – 3.8%continued
JBT Marel Corp.	24,320	$3,110
Kadant, Inc.†	5,500	1,608
Kennametal, Inc.	35,068	1,267
L.B. Foster Co., Class A* †	5,034	140
Lindsay Corp.	4,773	568
Luxfer Holdings PLC	13,442	164
Manitowoc (The) Co., Inc.*	17,032	198
Mayville Engineering Co., Inc.*	6,782	122
Microvast Holdings, Inc.* †	85,169	128
Miller Industries, Inc.	5,404	246
Mueller Water Products, Inc., Class A	72,202	1,985
Omega Flex, Inc.	2,076	64
Palladyne AI Corp.* †	15,954	97
Park-Ohio Holdings Corp.	5,016	121
Proto Labs, Inc.*	10,816	617
Richtech Robotics, Inc., Class B* †	83,781	175
SPX Technologies, Inc.*	22,425	4,484
Standex International Corp.	5,597	1,426
Tennant Co.	8,208	545
Terex Corp.	52,023	3,075
Titan International, Inc.*	24,218	167
Trinity Industries, Inc.	37,325	1,201
Wabash National Corp.	19,839	171
Watts Water Technologies, Inc., Class A	12,741	3,699
Worthington Enterprises, Inc.	14,331	747
		53,236
Marine Transportation – 0.3%
Costamare Bulkers Holdings Ltd.* †	4,636	72
Costamare, Inc.	20,946	354
Genco Shipping & Trading Ltd.	14,540	328
Himalaya Shipping Ltd.* †	13,884	185
Matson, Inc.	14,379	2,357
Pangaea Logistics Solutions Ltd.	15,240	108
Safe Bulkers, Inc.	23,237	147
		3,551
Media – 0.9%
Advantage Solutions, Inc.* †	2,343	49
AMC Networks, Inc., Class A*	16,087	109
Boston Omaha Corp., Class A* †	11,111	130
Cable One, Inc.*	2,263	206
EchoStar Corp., Class A*	63,001	7,376
Emerald Holding, Inc.†	6,453	29
Entravision Communications Corp., Class A	31,678	94
See Notes to the Financial Statements.
EQUITY FUNDS 168 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Media – 0.9%continued
EW Scripps (The) Co., Class A*	34,115	$127
Gambling.com Group Ltd.* †	5,417	21
Gray Media, Inc.†	43,500	189
Ibotta, Inc., Class A* †	4,674	140
iHeartMedia, Inc., Class A* †	51,830	151
John Wiley & Sons, Inc., Class A	18,287	697
Magnite, Inc.*	64,999	772
National CineMedia, Inc.	34,361	105
Newsmax, Inc.* †	20,294	106
Nexxen International Ltd.* †	12,565	82
Optimum Communications, Inc., Class A*	112,375	146
PubMatic, Inc., Class A* †	19,271	158
Scholastic Corp.†	9,936	388
Sinclair, Inc.	18,827	244
Stagwell, Inc.* †	49,653	312
TechTarget, Inc.*	16,561	64
Thryv Holdings, Inc.*	10,268	28
U.S.A. TODAY Co., Inc.*	66,459	469
		12,192
Metals & Mining – 2.7%
Alpha Metallurgical Resources, Inc.* †	5,336	1,095
American Battery Technology Co.* †	61,677	172
Caledonia Mining Corp. PLC†	7,130	161
Century Aluminum Co.*	26,151	1,535
Coeur Mining, Inc.*	473,812	8,893
Commercial Metals Co.	51,841	3,185
Compass Minerals International, Inc.*	13,999	327
Constellium S.E.*	63,322	1,557
Contango Silver & Gold, Inc.* †	9,760	183
Critical Metals Corp.* †	27,691	220
Dakota Gold Corp.*	39,808	201
Ferroglobe PLC	55,865	230
Friedman Industries, Inc.	3,096	55
Hecla Mining Co.	294,161	5,480
Idaho Strategic Resources, Inc.*	6,494	209
Ivanhoe Electric, Inc.*	48,393	572
Kaiser Aluminum Corp.†	7,433	896
Lifezone Metals Ltd.* †	18,173	61
Materion Corp.	9,625	1,392
Metallus, Inc.*	17,645	288
NioCorp. Developments Ltd.* †	57,016	254
Novagold Resources, Inc.*	131,766	1,183
Perpetua Resources Corp.* †	39,876	1,121
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Metals & Mining – 2.7%continued
Ramaco Resources, Inc., Class A* †	20,108	$311
Ryerson Holding Corp.	20,998	472
SSR Mining, Inc.*	94,099	2,767
SunCoke Energy, Inc.	37,373	243
Tredegar Corp.*	10,846	86
U.S. Gold Corp.* †	6,087	93
U.S. Goldmining, Inc.* †	2,384	28
U.S.A. Rare Earth, Inc., Class A* †	85,454	1,293
United States Antimony Corp.* †	55,972	489
Vox Royalty Corp.	25,348	133
Warrior Met Coal, Inc.	24,308	2,264
Worthington Steel, Inc.	14,899	452
		37,901
Mortgage Real Estate Investment Trusts – 0.8%
ACRES Commercial Realty Corp.* †	3,457	67
Adamas Trust, Inc.†	37,898	279
Angel Oak Mortgage REIT, Inc.†	5,149	42
Apollo Commercial Real Estate Finance, Inc.	63,603	672
Arbor Realty Trust, Inc.†	88,541	683
Ares Commercial Real Estate Corp.†	27,043	130
ARMOUR Residential REIT, Inc.†	51,614	861
Blackstone Mortgage Trust, Inc., Class A†	73,087	1,400
BrightSpire Capital, Inc.†	57,642	323
Chicago Atlantic Real Estate Finance, Inc.†	7,432	84
Chimera Investment Corp.	36,991	464
Claros Mortgage Trust, Inc.*	37,290	89
Dynex Capital, Inc.†	93,566	1,194
Ellington Financial, Inc.†	57,543	682
Franklin BSP Realty Trust, Inc.†	36,628	311
Invesco Mortgage Capital, Inc.†	37,230	301
KKR Real Estate Finance Trust, Inc.†	23,743	145
Ladder Capital Corp.	51,748	505
Lument Finance Trust, Inc.†	30,639	39
MFA Financial, Inc.	48,661	466
Nexpoint Real Estate Finance, Inc.†	4,031	54
Orchid Island Capital, Inc.†	87,617	616
PennyMac Mortgage Investment Trust	39,412	459
Ready Capital Corp.†	60,241	97
Redwood Trust, Inc.	56,662	318
Rithm Property Trust, Inc.†	2,363	32
Seven Hills Realty Trust	8,762	72
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  169 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Mortgage Real Estate Investment Trusts – 0.8%continued
Sunrise Realty Trust, Inc.†	6,172	$47
TPG Mortgage Investment Trust, Inc.	14,825	108
TPG RE Finance Trust, Inc.	34,659	271
Two Harbors Investment Corp.†	47,137	538
		11,349
Multi-Utilities – 0.5%
Avista Corp.	37,863	1,520
Black Hills Corp.	35,351	2,454
Northwestern Energy Group, Inc.	28,791	1,898
TXNM Energy, Inc.(1)	50,000	—
Unitil Corp.	8,464	442
		6,314
Office Real Estate Investment Trusts – 0.4%
Brandywine Realty Trust	75,671	205
COPT Defense Properties†	53,112	1,625
Douglas Emmett, Inc.†	73,878	696
Easterly Government Properties, Inc.	19,133	410
Empire State Realty Trust, Inc., Class A	62,516	325
Franklin Street Properties Corp.†	63,398	42
Hudson Pacific Properties, Inc.*	22,632	134
JBG SMITH Properties†	27,172	397
NET Lease Office Properties	6,030	70
Peakstone Realty Trust	16,482	344
Piedmont Realty Trust, Inc.*	55,841	367
Postal Realty Trust, Inc., Class A	10,988	204
SL Green Realty Corp.†	33,008	1,219
		6,038
Oil, Gas & Consumable Fuels – 4.1%
Ardmore Shipping Corp.	15,151	231
BKV Corp.*	11,512	328
California Resources Corp.	34,167	2,365
Calumet, Inc.*	32,386	1,163
Centrus Energy Corp., Class A* †	7,758	1,347
Clean Energy Fuels Corp.*	84,353	209
CNX Resources Corp.*	63,603	2,452
Comstock Resources, Inc.*	34,385	725
Core Natural Resources, Inc.	23,695	2,482
Crescent Energy Co., Class A	119,318	1,611
CVR Energy, Inc.*	14,504	488
Delek U.S. Holdings, Inc.	27,640	1,246
DHT Holdings, Inc.	62,205	1,137
Diversified Energy Co.	29,015	506
Dorian LPG Ltd.	16,863	577
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Oil, Gas & Consumable Fuels – 4.1%continued
Empire Petroleum Corp.* †	11,311	$34
Encore Energy Corp.* †	79,036	142
Energy Fuels, Inc.* †	108,468	1,980
Epsilon Energy Ltd.†	8,914	55
Evolution Petroleum Corp.	17,369	80
Excelerate Energy, Inc., Class A	10,841	362
FLEX LNG Ltd.* †	14,097	419
FutureFuel Corp.	15,149	58
Gevo, Inc.* †	111,855	305
Golar LNG Ltd.	45,557	2,465
Granite Ridge Resources, Inc.	22,766	134
Green Plains, Inc.*	31,263	514
Gulfport Energy Corp.*	7,327	1,550
HighPeak Energy, Inc.†	12,080	83
Infinity Natural Resources, Inc., Class A*	8,164	144
International Seaways, Inc.	18,472	1,346
Kinetik Holdings, Inc.†	21,858	1,058
Kolibri Global Energy, Inc.*	11,375	62
Kosmos Energy Ltd.*	223,677	622
Lightbridge Corp.* †	14,674	156
Magnolia Oil & Gas Corp., Class A	84,338	2,663
Murphy Oil Corp.	62,368	2,573
NACCO Industries, Inc., Class A†	2,009	104
Navigator Holdings Ltd.	13,990	270
New Fortress Energy, Inc.* †	68,124	40
NextDecade Corp.* †	81,747	626
NextNRG, Inc.* †	47,329	19
Nordic American Tankers Ltd.	94,446	553
Northern Oil & Gas, Inc.†	44,018	1,287
OPAL Fuels, Inc., Class A*	14,761	37
Par Pacific Holdings, Inc.*	23,122	1,448
PBF Energy, Inc., Class A	39,127	1,863
Peabody Energy Corp.	57,004	1,878
Prairie Operating Co.* †	20,720	42
PrimeEnergy Resources Corp.*	200	47
REX American Resources Corp.*	13,488	615
Riley Exploration Permian, Inc.	6,518	238
Sable Offshore Corp.* †	58,436	965
SandRidge Energy, Inc.	15,190	248
Scorpio Tankers, Inc.	20,759	1,550
SFL Corp. Ltd.	55,046	594
SM Energy Co.	115,567	3,603
Summit Midstream Corp.* †	4,407	133
See Notes to the Financial Statements.
EQUITY FUNDS 170 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Oil, Gas & Consumable Fuels – 4.1%continued
Talos Energy, Inc.*	59,324	$935
Teekay Corp. Ltd.†	24,797	303
Teekay Tankers Ltd., Class A	10,984	805
Uranium Energy Corp.*	221,062	2,984
VAALCO Energy, Inc.	45,843	291
Vitesse Energy, Inc.†	14,305	260
W&T Offshore, Inc.	49,865	170
World Kinect Corp.	25,660	592
XCF Global, Inc., Class A* †	55,998	20
		56,192
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	6,285	91
Magnera Corp.*	15,675	149
Sylvamo Corp.	15,750	665
		905
Passenger Airlines – 0.4%
Allegiant Travel Co.*	6,818	553
flyExclusive, Inc.* †	9,287	21
Frontier Group Holdings, Inc.* †	22,662	80
JetBlue Airways Corp.* †	134,723	595
Joby Aviation, Inc.* †	272,899	2,254
SkyWest, Inc.*	18,627	1,711
Sun Country Airlines Holdings, Inc.*	22,955	379
		5,593
Personal Care Products – 0.2%
Beauty Health (The) Co.* †	63,925	57
Edgewell Personal Care Co.†	20,258	432
FitLife Brands, Inc.* †	2,749	39
Herbalife Ltd.*	46,644	687
Honest (The) Co., Inc.*	48,326	142
Interparfums, Inc.	8,364	760
Lifevantage Corp.†	2,348	10
Medifast, Inc.* †	6,198	63
Nature's Sunshine Products, Inc.*	7,880	189
Niagen Bioscience, Inc.* †	21,859	96
Nu Skin Enterprises, Inc., Class A	20,670	151
Olaplex Holdings, Inc.* †	56,100	114
USANA Health Sciences, Inc.*	4,288	75
Waldencast PLC, Class A* †	30,777	29
		2,844
Pharmaceuticals – 2.4%
Aardvark Therapeutics, Inc.* †	3,413	13
Aclaris Therapeutics, Inc.*	42,210	158
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Pharmaceuticals – 2.4%continued
Alumis, Inc.*	31,292	$689
Amneal Pharmaceuticals, Inc.*	69,527	864
Amphastar Pharmaceuticals, Inc.*	16,004	314
Amylyx Pharmaceuticals, Inc.*	41,491	577
ANI Pharmaceuticals, Inc.*	8,936	687
Aquestive Therapeutics, Inc.*	44,236	184
Arvinas, Inc.*	24,657	261
Atea Pharmaceuticals, Inc.* †	34,065	183
Axsome Therapeutics, Inc.*	19,290	3,260
BioAge Labs, Inc.*	13,361	234
Biote Corp., Class A* †	22,118	30
Collegium Pharmaceutical, Inc.*	14,911	493
CorMedix, Inc.* †	32,509	221
Crinetics Pharmaceuticals, Inc.*	44,986	1,634
Definium Therapeutics, Inc.* †	44,945	849
Edgewise Therapeutics, Inc.*	31,354	988
Enliven Therapeutics, Inc.*	18,594	729
Esperion Therapeutics, Inc.* †	116,508	319
Eton Pharmaceuticals, Inc.* †	11,836	292
Evolus, Inc.*	28,512	117
EyePoint, Inc.*	36,020	464
Fulcrum Therapeutics, Inc.*	29,497	226
Harmony Biosciences Holdings, Inc.*	19,847	556
Harrow, Inc.* †	14,276	503
Indivior Pharmaceuticals, Inc.*	56,534	1,723
Innoviva, Inc.*	34,660	808
Journey Medical Corp.* †	11,281	53
LB Pharmaceuticals, Inc.* †	9,388	232
LENZ Therapeutics, Inc.* †	10,281	94
Ligand Pharmaceuticals, Inc.*	9,018	1,800
Liquidia Corp.*	30,121	1,137
Maze Therapeutics, Inc.* †	12,010	359
MBX Biosciences, Inc.* †	13,300	397
MediWound Ltd.* †	5,235	84
Nuvation Bio, Inc.* †	114,636	492
Ocular Therapeutix, Inc.*	85,713	726
Omeros Corp.* †	32,914	348
Pacira BioSciences, Inc.* †	18,392	416
Phathom Pharmaceuticals, Inc.* †	21,891	243
Phibro Animal Health Corp., Class A	9,691	536
Prestige Consumer Healthcare, Inc.*	22,465	1,332
Rapport Therapeutics, Inc.*	13,174	412
Septerna, Inc.* †	9,403	226
SIGA Technologies, Inc.	16,535	88
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  171 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Pharmaceuticals – 2.4%continued
Supernus Pharmaceuticals, Inc.*	25,541	$1,320
Tarsus Pharmaceuticals, Inc.*	18,262	1,281
Terns Pharmaceuticals, Inc.*	44,163	2,328
Theravance Biopharma, Inc.*	18,664	303
Third Harmonic Bio, Inc.(1) * †	11,686	—
Trevi Therapeutics, Inc.*	43,974	525
Tvardi Therapeutics, Inc.* †	5,063	16
WaVe Life Sciences Ltd.*	65,791	477
Xeris Biopharma Holdings, Inc.*	75,962	441
Zevra Therapeutics, Inc.*	26,852	250
		33,292
Professional Services – 1.4%
Alight, Inc., Class A	233,192	136
Asure Software, Inc.*	11,089	95
Barrett Business Services, Inc.	11,385	332
BlackSky Technology, Inc.* †	14,671	369
CBIZ, Inc.*	22,443	603
Conduent, Inc.*	54,828	70
CRA International, Inc.†	2,886	467
CSG Systems International, Inc.†	12,993	1,039
Exponent, Inc.	22,979	1,499
Falcon's Beyond Global, Inc., Class A* †	9,895	140
First Advantage Corp.* †	35,576	418
Forrester Research, Inc.* †	7,284	41
Franklin Covey Co.* †	3,522	56
HireQuest, Inc.†	3,768	38
Huron Consulting Group, Inc.*	7,807	995
IBEX Holdings Ltd.* †	4,317	116
ICF International, Inc.	8,332	544
Innodata, Inc.* †	13,976	540
Insperity, Inc.	16,200	438
Kelly Services, Inc., Class A	12,773	113
Kforce, Inc.	7,900	231
Korn Ferry	24,115	1,518
Legalzoom.com, Inc.*	55,875	317
Maximus, Inc.	25,327	1,623
Mistras Group, Inc.*	5,950	88
Planet Labs PBC*	125,149	3,498
Public Policy Holding Co., Inc.* †	2,851	37
RCM Technologies, Inc.*	2,915	56
Resolute Holdings Management, Inc.* †	2,007	326
Resources Connection, Inc.†	17,476	65
Skillsoft Corp.* †	5,644	24
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Professional Services – 1.4%continued
Spire Global, Inc.* †	12,881	$162
TIC Solutions, Inc.*	92,199	607
TriNet Group, Inc.	13,550	494
TrueBlue, Inc.*	9,841	38
TTEC Holdings, Inc.* †	7,230	18
Upwork, Inc.* †	56,037	614
Verra Mobility Corp.*	73,233	1,047
Willdan Group, Inc.*	6,424	492
		19,304
Real Estate Management & Development – 0.6%
American Realty Investors, Inc.*	890	14
Compass, Inc., Class A*	296,820	2,170
Cushman & Wakefield Ltd.*	109,530	1,343
Douglas Elliman, Inc.*	26,397	43
eXp World Holdings, Inc.†	39,555	237
Forestar Group, Inc.*	9,453	231
FRP Holdings, Inc.* †	5,968	130
Kennedy-Wilson Holdings, Inc.	54,978	595
Logistic Properties of The Americas* †	5,723	19
Marcus & Millichap, Inc.	10,642	283
Maui Land & Pineapple Co., Inc.*	3,950	61
Newmark Group, Inc., Class A	71,252	1,068
RE/MAX Holdings, Inc., Class A*	10,506	60
Real Brokerage (The), Inc.*	70,576	176
RMR Group (The), Inc., Class A†	8,062	125
Seaport Entertainment Group, Inc.* †	3,858	83
St. Joe (The) Co.	17,625	1,107
Stratus Properties, Inc.*	3,449	105
Tejon Ranch Co.* †	10,283	194
Transcontinental Realty Investors, Inc.*	552	19
		8,063
Residential Real Estate Investment Trusts – 0.3%
BRT Apartments Corp.	5,895	79
Centerspace	7,608	437
Clipper Realty, Inc.	10,406	31
Independence Realty Trust, Inc.	110,814	1,650
NexPoint Residential Trust, Inc.	10,902	273
UMH Properties, Inc.	36,402	525
Veris Residential, Inc.	36,223	684
		3,679
Retail Real Estate Investment Trusts – 1.2%
Acadia Realty Trust†	60,598	1,159
Alexander's, Inc.	948	224
See Notes to the Financial Statements.
EQUITY FUNDS 172 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Retail Real Estate Investment Trusts – 1.2%continued
CBL & Associates Properties, Inc.	8,494	$326
Curbline Properties Corp.	45,548	1,175
FrontView REIT, Inc.†	10,331	160
Getty Realty Corp.	25,266	803
InvenTrust Properties Corp.	36,564	1,114
Kite Realty Group Trust†	101,370	2,489
Macerich (The) Co.	120,125	2,270
NETSTREIT Corp.†	39,081	736
Phillips Edison & Co., Inc.	58,889	2,203
Saul Centers, Inc.	6,071	198
SITE Centers Corp.	21,061	114
Tanger, Inc.	53,053	1,803
Urban Edge Properties	58,410	1,167
Whitestone REIT	20,642	333
		16,274
Semiconductors & Semiconductor Equipment – 3.4%
ACM Research, Inc., Class A*	23,568	927
Aehr Test Systems* †	13,312	494
Aeluma, Inc.* †	5,190	68
Alpha & Omega Semiconductor Ltd.*	12,298	273
Ambarella, Inc.*	18,942	975
Ambiq Micro, Inc.* †	8,868	225
Atomera, Inc.* †	16,781	64
Axcelis Technologies, Inc.*	14,253	1,327
Blaize Holdings, Inc.* †	28,830	52
CEVA, Inc.*	12,920	241
Cohu, Inc.*	21,554	660
Credo Technology Group Holding Ltd.*	74,995	7,040
Diodes, Inc.*	21,461	1,465
FormFactor, Inc.*	36,045	3,496
Ichor Holdings Ltd.*	15,504	723
Impinj, Inc.*	13,146	1,350
indie Semiconductor, Inc., Class A* †	88,024	283
Kopin Corp.* †	73,253	165
Kulicke & Soffa Industries, Inc.	23,501	1,544
MaxLinear, Inc.*	37,872	659
Navitas Semiconductor Corp.*	95,595	838
NVE Corp.	2,056	135
PDF Solutions, Inc.*	14,842	485
Penguin Solutions, Inc.*	23,441	413
Photronics, Inc.*	26,748	1,081
Power Integrations, Inc.	25,331	1,297
Rambus, Inc.*	49,913	4,294
Rigetti Computing, Inc.*	152,273	2,138
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Semiconductors & Semiconductor Equipment – 3.4%continued
Semtech Corp.*	43,238	$3,325
Silicon Laboratories, Inc.*	15,179	3,160
SiTime Corp.*	10,441	3,606
SkyWater Technology, Inc.* †	16,679	457
Synaptics, Inc.*	17,965	1,258
Ultra Clean Holdings, Inc.*	20,832	1,295
Veeco Instruments, Inc.* †	27,148	919
		46,732
Software – 4.3%
8x8, Inc.*	69,925	116
A10 Networks, Inc.	33,904	784
ACI Worldwide, Inc.*	47,680	1,955
Adeia, Inc.	50,899	1,223
Agilysys, Inc.*	11,822	841
Airship AI Holdings, Inc.* †	5,589	13
Alarm.com Holdings, Inc.* †	21,816	942
Alkami Technology, Inc.* †	31,259	490
Amplitude, Inc., Class A*	47,251	322
Appian Corp., Class A*	18,753	452
Arteris, Inc.*	14,041	231
Asana, Inc., Class A* †	38,767	248
AudioEye, Inc.*	5,796	37
AvePoint, Inc.*	70,545	671
Bit Digital, Inc.* †	141,697	186
Bitdeer Technologies Group, Class A* †	58,168	503
Blackbaud, Inc.* †	17,368	671
BlackLine, Inc.*	22,734	841
Blend Labs, Inc., Class A*	83,536	142
Box, Inc., Class A*	64,664	1,529
Braze, Inc., Class A*	41,481	979
C3.ai, Inc., Class A* †	61,023	514
Cerence, Inc.*	22,127	140
Chaince Digital Holdings, Inc.* †	20,354	81
Cipher Digital, Inc.* †	150,189	1,933
Cleanspark, Inc.* †	115,970	987
Clear Secure, Inc., Class A	40,908	1,980
Clearwater Analytics Holdings, Inc., Class A*	129,287	3,058
Commvault Systems, Inc.*	20,359	1,586
Consensus Cloud Solutions, Inc.*	9,174	218
Core Scientific, Inc.*	134,445	2,011
CS Disco, Inc.*	15,359	59
Daily Journal Corp.* †	603	291
Digimarc Corp.* †	9,333	46
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  173 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Software – 4.3%continued
Digital Turbine, Inc.*	53,979	$155
Domo, Inc., Class B* †	19,218	59
D-Wave Quantum, Inc.* †	170,302	2,457
eGain Corp.* †	8,902	70
EverCommerce, Inc.* †	6,211	71
Expensify, Inc., Class A*	11,871	10
Five9, Inc.*	35,570	540
Freshworks, Inc., Class A*	98,215	789
Hut 8 Corp.*	45,580	2,138
I3 Verticals, Inc., Class A* †	10,782	241
Intapp, Inc.*	26,011	668
InterDigital, Inc.	12,004	3,625
Kaltura, Inc.* †	26,314	32
Life360, Inc.* †	9,309	380
LiveRamp Holdings, Inc.*	29,450	781
MARA Holdings, Inc.* †	177,320	1,447
Mitek Systems, Inc.*	20,615	278
N-able, Inc.*	30,554	143
NCR Voyix Corp.* †	62,752	397
NextNav, Inc.* †	44,025	705
ON24, Inc.*	18,864	153
OneSpan, Inc.	18,706	197
Ooma, Inc.* †	12,534	182
Pagaya Technologies Ltd., Class A* †	29,117	339
PagerDuty, Inc.*	39,032	242
PAR Technology Corp.* †	17,747	237
Porch Group, Inc.*	38,926	279
Progress Software Corp.*	19,312	495
Q2 Holdings, Inc.*	28,609	1,353
Qualys, Inc.*	16,590	1,457
Rapid7, Inc.*	28,231	156
Red Violet, Inc.*	4,928	171
ReposiTrak, Inc.†	7,232	55
Rezolve AI PLC* †	107,513	275
Rimini Street, Inc.*	23,881	78
Riot Platforms, Inc.*	160,851	1,988
SEMrush Holdings, Inc., Class A*	22,715	271
Silvaco Group, Inc.* †	5,762	41
SoundHound AI, Inc., Class A* †	181,269	1,245
SoundThinking, Inc.*	2,505	17
Sprinklr, Inc., Class A*	51,079	307
Sprout Social, Inc., Class A*	22,428	128
SPS Commerce, Inc.*	17,463	972
Telos Corp.*	25,817	108
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Software – 4.3%continued
Tenable Holdings, Inc.*	54,417	$921
Terawulf, Inc.* †	144,030	2,078
Varonis Systems, Inc.*	53,424	1,147
Vertex, Inc., Class A*	31,582	376
Via Transportation, Inc., Class A* †	4,014	60
Viant Technology, Inc., Class A* †	8,104	91
Weave Communications, Inc.*	33,119	153
WM Technology, Inc.*	22,810	15
Workiva, Inc.*	23,741	1,416
Xperi, Inc.*	23,103	129
Yext, Inc.*	37,735	145
Zeta Global Holdings Corp., Class A*	98,240	1,564
		59,907
Specialized Real Estate Investment Trusts – 0.3%
Farmland Partners, Inc.	17,876	201
Four Corners Property Trust, Inc.	48,626	1,150
Gladstone Land Corp.	17,337	177
Outfront Media, Inc.	68,334	1,811
Safehold, Inc.†	26,866	363
Smartstop Self Storage REIT, Inc.†	26,180	793
		4,495
Specialty Retail – 1.9%
1-800-Flowers.com, Inc., Class A* †	7,082	22
Abercrombie & Fitch Co., Class A*	20,898	1,909
Academy Sports & Outdoors, Inc.	30,979	1,749
Advance Auto Parts, Inc.†	28,078	1,481
American Eagle Outfitters, Inc.	74,567	1,245
America's Car-Mart, Inc.*	2,220	28
Arhaus, Inc.	22,025	149
Arko Corp.	30,533	170
Asbury Automotive Group, Inc.*	8,944	1,748
BARK, Inc.* †	58,106	29
Barnes & Noble Education, Inc.* †	8,812	78
Bed Bath & Beyond, Inc.* †	29,303	136
Boot Barn Holdings, Inc.*	14,225	2,082
Buckle (The), Inc.	14,401	725
Build-A-Bear Workshop, Inc.†	5,984	224
Caleres, Inc.	16,682	176
Camping World Holdings, Inc., Class A	25,842	177
Citi Trends, Inc.* †	2,290	99
Designer Brands, Inc., Class A†	16,870	96
Envela Corp.* †	3,960	66
EVgo, Inc.*	53,865	93
See Notes to the Financial Statements.
EQUITY FUNDS 174 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Specialty Retail – 1.9%continued
Genesco, Inc.*	5,080	$147
Group 1 Automotive, Inc.	5,481	1,812
Haverty Furniture Cos., Inc.	6,821	144
J Jill, Inc.†	4,140	47
Lands' End, Inc.*	5,109	57
MarineMax, Inc.*	9,496	257
Monro, Inc.	12,291	197
National Vision Holdings, Inc.* †	35,697	925
OneWater Marine, Inc., Class A* †	3,899	37
Outdoor Holding Co.*	47,601	96
Petco Health & Wellness Co., Inc.*	44,068	123
RealReal (The), Inc.*	50,701	460
Revolve Group, Inc.*	18,262	413
Sally Beauty Holdings, Inc.*	45,096	625
Shoe Carnival, Inc.	9,128	142
Signet Jewelers Ltd.	18,215	1,542
Sleep Number Corp.* †	4,451	8
Sonic Automotive, Inc., Class A	6,739	462
Stitch Fix, Inc., Class A*	47,981	159
ThredUp, Inc., Class A* †	42,801	140
Torrid Holdings, Inc.* †	17,888	32
Upbound Group, Inc.	23,657	427
Urban Outfitters, Inc.*	30,468	1,930
Victoria's Secret & Co.*	32,372	1,501
Warby Parker, Inc., Class A*	45,578	960
Winmark Corp.	1,351	578
Zumiez, Inc.*	6,126	136
		25,839
Technology Hardware, Storage & Peripherals – 0.6%
Corsair Gaming, Inc.*	19,364	108
CPI Card Group, Inc.*	4,468	65
Diebold Nixdorf, Inc.*	11,394	860
Eastman Kodak Co.*	30,683	278
GPGI, Inc.†	83,185	1,422
Immersion Corp.	14,973	82
IonQ, Inc.* †	160,400	4,624
Quantum Computing, Inc.* †	91,792	629
Turtle Beach Corp.* †	6,061	61
Xerox Holdings Corp.†	46,037	59
		8,188
Textiles, Apparel & Luxury Goods – 0.5%
Capri Holdings Ltd.*	55,186	972
Carter's, Inc.	16,771	600
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Textiles, Apparel & Luxury Goods – 0.5%continued
Ermenegildo Zegna N.V.†	29,551	$308
Figs, Inc., Class A*	42,005	620
G-III Apparel Group Ltd.	17,275	479
Kontoor Brands, Inc.	25,373	1,784
Lakeland Industries, Inc.†	5,512	45
Movado Group, Inc.	7,430	181
Oxford Industries, Inc.	6,922	267
Rocky Brands, Inc.	3,564	138
Steven Madden Ltd.	32,994	1,119
Superior Group of Cos., Inc.†	6,298	64
Wolverine World Wide, Inc.	37,147	606
		7,183
Tobacco – 0.1%
Ispire Technology, Inc.* †	10,631	20
Turning Point Brands, Inc.	8,653	751
Universal Corp.	11,005	580
		1,351
Trading Companies & Distributors – 1.0%
Alta Equipment Group, Inc.†	11,192	60
BlueLinx Holdings, Inc.*	3,293	178
Boise Cascade Co.	17,054	1,294
Custom Truck One Source, Inc.*	29,866	196
Distribution Solutions Group, Inc.*	5,017	132
DNOW, Inc.*	85,134	1,014
DXP Enterprises, Inc.*	5,966	834
EVI Industries, Inc.	3,566	73
GATX Corp.	16,619	2,838
Global Industrial Co.	6,436	203
Herc Holdings, Inc.†	15,132	1,506
Hudson Technologies, Inc.*	15,803	93
Karat Packaging, Inc.	4,224	118
McGrath RentCorp	11,266	1,242
NPK International, Inc.*	38,321	555
Rush Enterprises, Inc., Class A	28,517	1,885
Rush Enterprises, Inc., Class B	4,082	263
Titan Machinery, Inc.*	10,565	177
Transcat, Inc.*	4,087	300
Willis Lease Finance Corp.	1,375	234
Xometry, Inc., Class A*	20,694	845
		14,040
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.* †	10,715	103
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  175 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Water Utilities – 0.3%
American States Water Co.	17,773	$1,344
Cadiz, Inc.*	28,405	139
California Water Service Group	27,448	1,244
Consolidated Water Co. Ltd.	7,387	245
Global Water Resources, Inc.	8,372	63
H2O America†	15,248	895
Middlesex Water Co.	8,236	429
Pure Cycle Corp.*	8,462	85
York Water (The) Co.	7,082	216
		4,660
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	33,482	135
Spok Holdings, Inc.†	8,360	91
Telephone and Data Systems, Inc.	46,446	1,955
		2,181
Total Common Stocks
(Cost $771,928)		1,360,868

RIGHTS – 0.0%
Biotechnology – 0.0%
Cartesian Therapeutics, Inc.(1) *	50,322	104
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	7,412	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	26,398	—
Inhibrx, Inc. (Contingent Value Rights)(1) *	15,255	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (4) * †	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (4) * †	5,175	—
		104
Electronic Equipment, Instruments & Components – 0.0%
M-Tron Industries, Inc.*	1,283	3
Total Rights
(Cost $40)		107

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00* †	836	$4
Total Warrants
(Cost $—)		4

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(5) (6) (7)	105,633,362	$105,633
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	18,417,368	18,417
Total Investment Companies
(Cost $124,050)		124,050

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.68%, 5/7/26(8) (9)	$2,054	$2,047
Total Short-Term Investments
(Cost $2,046)		2,047

Total Investments – 107.4%
(Cost $898,064)		1,487,076
Liabilities less Other Assets – (7.4%)		(102,831)
NET ASSETS – 100.0%		$1,384,245

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliate.
(3)	Value rounds to less than one thousand.
(4)	Restricted security. At March 31, 2026, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of March 31, 2026 is disclosed.
(7)	Investment of cash collateral received from securities lending activities.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 176 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	181	$22,735	Long	6/26	$49

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,360,868	$—	$—	$1,360,868
Rights:
Biotechnology	—	—	104	104
Electronic Equipment, Instruments & Components	3	—	—	3
Total Rights	3	—	104	107
Warrants	—	4	—	4
Investment Companies	124,050	—	—	124,050
Short-Term Investments	—	2,047	—	2,047
Total Investments	$1,484,921	$2,051	$104	$1,487,076
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$49	$—	$—	$49

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Methode Electronics, Inc.	$109	$62	$90	$21	$(28)	$74	13,194	$5
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	529,676	424,043	—	—	105,633	105,633,362	1,013 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	22,924	140,012	144,519	—	—	18,417	18,417,368	744
Total	$23,033	$669,750	$568,652	$21	$(28)	$124,124	124,063,924	$1,762

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  177 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.5%
Automobile Components – 1.2%
Dauch Corp.*	478,679	$2,838
LCI Industries	6,458	794
Phinia, Inc.	13,179	902
Standard Motor Products, Inc.	62,538	2,173
Visteon Corp.	5,914	539
		7,246
Automobiles – 0.2%
Harley-Davidson, Inc.	22,731	460
Winnebago Industries, Inc.	15,227	472
		932
Banks – 16.9%
1st Source Corp.	9,378	649
ACNB Corp.	13,604	651
Amalgamated Financial Corp.	22,913	891
Ameris Bancorp	40,189	3,134
Axos Financial, Inc.*	73,666	6,268
Bank First Corp.	5,447	736
Bank of NT Butterfield & Son (The) Ltd.	40,549	2,128
Bank7 Corp.	13,967	557
Banner Corp.	28,369	1,721
Bar Harbor Bankshares	18,911	614
Business First Bancshares, Inc.	23,226	628
Camden National Corp.	14,031	666
Cathay General Bancorp	89,522	4,464
Central Pacific Financial Corp.	34,519	1,103
ChoiceOne Financial Services, Inc.	20,053	564
Colony Bankcorp, Inc.	34,709	693
Community Financial System, Inc.	52,162	3,059
Community Trust Bancorp, Inc.	63,067	3,829
Customers Bancorp, Inc.*	39,291	2,727
CVB Financial Corp.	94,945	1,841
Enterprise Financial Services Corp.	21,371	1,156
Equity Bancshares, Inc., Class A	14,224	632
Farmers National Banc Corp.	42,804	563
First Bancorp	22,610	1,274
First BanCorp	306,473	6,546
First Bank	37,656	603
First Business Financial Services, Inc.	13,457	726
First Financial Bancorp	95,936	2,675
First Financial Corp.	15,977	1,010
First Hawaiian, Inc.	8,275	204
First Merchants Corp.	29,975	1,161
First Mid Bancshares, Inc.	16,199	667
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Banks – 16.9%continued
FS Bancorp, Inc.	14,594	$563
Glacier Bancorp, Inc.	39,321	1,757
Hancock Whitney Corp.	63,623	4,046
Hanmi Financial Corp.	24,918	657
HBT Financial, Inc.	24,741	661
Heritage Financial Corp.	31,348	815
Huntington Bancshares, Inc.	334,825	5,240
Independent Bank Corp.	18,281	609
Mercantile Bank Corp.	13,072	660
Metrocity Bankshares, Inc.	20,313	582
Metropolitan Bank Holding Corp.	10,329	860
NBT Bancorp, Inc.	96,582	4,113
Nicolet Bankshares, Inc.	5,093	757
Northeast Community Bancorp, Inc.	23,938	570
Northrim BanCorp, Inc.	30,827	705
OFG Bancorp	56,701	2,294
Pathward Financial, Inc.	15,458	1,379
PCB Bancorp	29,821	671
Preferred Bank	16,375	1,485
QCR Holdings, Inc.	15,300	1,307
S&T Bancorp, Inc.	15,039	629
Shore Bancshares, Inc.	41,878	782
Sierra Bancorp	52,912	1,795
SmartFinancial, Inc.	18,379	718
Southern Missouri Bancorp, Inc.	10,898	697
Southside Bancshares, Inc.	19,175	596
Stock Yards Bancorp, Inc.	9,070	601
Texas Capital Bancshares, Inc.*	25,649	2,434
TriCo Bancshares	57,890	2,752
Trustmark Corp.	29,617	1,248
UMB Financial Corp.	21,907	2,471
United Community Banks, Inc.	18,969	597
Unity Bancorp, Inc.	13,305	690
Univest Financial Corp.	31,208	1,069
USCB Financial Holdings, Inc.	30,805	571
Westamerica BanCorp	30,459	1,589
WSFS Financial Corp.	10,357	678
		103,788
Biotechnology – 3.0%
BioNTech S.E. ADR*	9,581	851
Black Diamond Therapeutics, Inc.*	270,315	576
Emergent BioSolutions, Inc.*	146,094	1,213
GRAIL, Inc.*	43,966	2,272
Keros Therapeutics, Inc.* †	37,581	415
See Notes to the Financial Statements.
EQUITY FUNDS 178 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Biotechnology – 3.0%continued
Monte Rosa Therapeutics, Inc.*	271,646	$4,468
Myriad Genetics, Inc.*	114,420	515
Novavax, Inc.* †	115,704	942
Nurix Therapeutics, Inc.*	11,395	177
PDL BioPharma, Inc.(1) *	1,029,654	309
PTC Therapeutics, Inc.*	7,935	541
Puma Biotechnology, Inc.*	267,945	1,712
Relay Therapeutics, Inc.*	396,435	3,944
Xencor, Inc.*	45,021	543
		18,478
Broadline Retail – 0.1%
Kohl's Corp.	61,055	788
Building Products – 0.9%
American Woodmark Corp.*	3,251	129
Gibraltar Industries, Inc.*	9,775	390
Hayward Holdings, Inc.*	38,405	514
Insteel Industries, Inc.	2,635	89
Masterbrand, Inc.*	42,525	353
UFP Industries, Inc.	41,492	3,822
		5,297
Capital Markets – 0.3%
Hercules Capital, Inc.†	62,437	922
StoneX Group, Inc.*	8,989	725
Virtus Investment Partners, Inc.	3,059	411
		2,058
Chemicals – 1.4%
AdvanSix, Inc.	1,848	45
Avient Corp.	16,094	584
Ecovyst, Inc.*	15,855	204
Flotek Industries, Inc.* †	53,396	906
H.B. Fuller Co.	18,595	1,147
Innospec, Inc.	23,995	1,752
Koppers Holdings, Inc.	20,118	778
Mativ Holdings, Inc.	50,971	443
Perimeter Solutions, Inc.*	98,140	2,397
Stepan Co.	9,956	498
		8,754
Commercial Services & Supplies – 1.5%
CoreCivic, Inc.*	25,577	484
Deluxe Corp.	34,435	948
Ennis, Inc.	37,292	799
Healthcare Services Group, Inc.*	10,005	185
HNI Corp.	2,876	96
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Commercial Services & Supplies – 1.5%continued
Interface, Inc.	27,719	$691
OPENLANE, Inc.*	24,024	700
UniFirst Corp.	21,848	5,497
		9,400
Communications Equipment – 0.7%
Ceragon Networks Ltd.*	236,671	511
Clearfield, Inc.*	17,543	465
Digi International, Inc.*	62,663	3,020
Harmonic, Inc.*	60,275	541
		4,537
Construction & Engineering – 1.1%
Bowman Consulting Group Ltd.*	17,533	499
Concrete Pumping Holdings, Inc.* †	97,951	699
Fluor Corp.*	55,646	2,596
Granite Construction, Inc.	2,841	341
Great Lakes Dredge & Dock Corp.*	61,033	1,037
Primoris Services Corp.	9,467	1,354
		6,526
Consumer Finance – 1.4%
Atlanticus Holdings Corp.*	11,136	584
Bread Financial Holdings, Inc.	11,671	874
Nelnet, Inc., Class A	35,869	4,626
PROG Holdings, Inc.	20,552	590
Regional Management Corp.	18,030	581
World Acceptance Corp.*	9,775	1,320
		8,575
Consumer Staples Distribution & Retail – 1.4%
Andersons (The), Inc.	122,723	8,809
Containers & Packaging – 0.2%
Myers Industries, Inc.	48,929	1,036
Distributors – 0.7%
GigaCloud Technology, Inc., Class A*	83,579	3,793
Gold.com, Inc.	16,766	672
		4,465
Diversified Consumer Services – 0.5%
American Public Education, Inc.*	23,288	1,325
Graham Holdings Co., Class B	553	585
Mister Car Wash, Inc.*	70,113	489
Perdoceo Education Corp.	8,901	331
Strategic Education, Inc.	6,359	527
		3,257
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  179 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Diversified Real Estate Investment Trusts – 1.2%
AH Realty Trust, Inc.	75,583	$416
American Assets Trust, Inc.	72,335	1,332
Broadstone Net Lease, Inc.	89,889	1,642
Essential Properties Realty Trust, Inc.	127,794	3,880
		7,270
Diversified Telecommunication Services – 0.6%
Bandwidth, Inc., Class A*	5,670	101
IDT Corp., Class B	4,775	234
Uniti Group, Inc.*	328,210	3,079
		3,414
Electric Utilities – 1.3%
Hawaiian Electric Industries, Inc.*	48,075	713
Otter Tail Corp.	31,940	2,803
Portland General Electric Co.	82,841	4,372
		7,888
Electrical Equipment – 2.7%
Allient, Inc.	25,603	1,513
EnerSys	38,885	6,755
Nextpower, Inc., Class A*	29,693	3,579
Power Solutions International, Inc.* †	8,608	524
Preformed Line Products Co.	5,217	1,413
Shoals Technologies Group, Inc., Class A*	253,327	1,667
Thermon Group Holdings, Inc.*	20,140	1,015
		16,466
Electronic Equipment, Instruments & Components – 2.8%
Bel Fuse, Inc., Class B	1,424	282
Benchmark Electronics, Inc.	4,834	271
ePlus, Inc.	7,976	600
Itron, Inc.*	7,837	702
Kimball Electronics, Inc.*	19,616	465
PC Connection, Inc.	72,221	4,222
Sanmina Corp.*	52,147	6,760
ScanSource, Inc.*	3,409	124
TTM Technologies, Inc.*	30,196	2,942
Vishay Precision Group, Inc.*	20,642	896
		17,264
Energy Equipment & Services – 3.1%
Borr Drilling Ltd.*	153,731	887
Expro Group Holdings N.V.*	180,169	3,137
Helix Energy Solutions Group, Inc.*	69,369	686
Innovex International, Inc.*	32,631	796
Liberty Energy, Inc.	44,465	1,281
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Energy Equipment & Services – 3.1%continued
Nabors Industries Ltd.*	10,456	$900
Noble Corp. PLC	52,528	2,577
TETRA Technologies, Inc.*	145,843	1,243
Tidewater, Inc.*	18,867	1,576
Valaris Ltd.*	59,859	5,868
		18,951
Entertainment – 0.1%
Marcus (The) Corp.	38,624	663
Reservoir Media, Inc.*	8,794	86
		749
Financial Services – 1.9%
Enact Holdings, Inc.	5,816	237
Essent Group Ltd.	50,667	2,961
Merchants Bancorp	34,539	1,482
Pagseguro Digital Ltd., Class A	214,596	2,150
Radian Group, Inc.	154,522	5,112
		11,942
Food Products – 0.3%
Mission Produce, Inc.*	9,608	132
Seneca Foods Corp., Class A*	5,886	889
Village Farms International, Inc.* †	375,264	1,066
		2,087
Gas Utilities – 2.0%
MDU Resources Group, Inc.†	31,152	646
New Jersey Resources Corp.	68,780	3,777
Northwest Natural Holding Co.	32,280	1,718
Southwest Gas Holdings, Inc.	15,405	1,339
Spire, Inc.	52,975	4,796
		12,276
Ground Transportation – 0.8%
ArcBest Corp.	51,386	5,054
Health Care Equipment & Supplies – 1.1%
Artivion, Inc.*	14,538	532
Avanos Medical, Inc.*	12,973	182
CONMED Corp.	14,544	514
Embecta Corp.	7,802	69
ICU Medical, Inc.*	11,838	1,529
Inmode Ltd.*	11,465	157
Integer Holdings Corp.*	5,765	507
Integra LifeSciences Holdings Corp.* †	72,338	682
LivaNova PLC*	13,956	887
Omnicell, Inc.*	12,978	433
See Notes to the Financial Statements.
EQUITY FUNDS 180 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Health Care Equipment & Supplies – 1.1%continued
QuidelOrtho Corp.*	19,097	$314
Tactile Systems Technology, Inc.*	20,216	528
Varex Imaging Corp.*	48,977	520
		6,854
Health Care Providers & Services – 1.6%
AdaptHealth Corp.*	135,045	1,607
Addus HomeCare Corp.*	2,169	203
Astrana Health, Inc.*	22,230	545
Aveanna Healthcare Holdings, Inc.*	71,134	458
Castle Biosciences, Inc.*	7,550	185
Community Health Systems, Inc.*	186,842	549
Concentra Group Holdings Parent, Inc.	28,631	614
Innovage Holding Corp.*	95,755	768
National HealthCare Corp.	5,606	895
NeoGenomics, Inc.*	108,194	803
PACS Group, Inc.*	15,316	492
Select Medical Holdings Corp.	106,494	1,735
Strata Critical Medical, Inc.* †	107,997	452
Surgery Partners, Inc.* †	32,524	388
		9,694
Health Care Real Estate Investment Trusts – 1.7%
CareTrust REIT, Inc.	92,130	3,377
National Health Investors, Inc.	49,695	4,018
Sabra Health Care REIT, Inc.	115,755	2,226
Sila Realty Trust, Inc.	23,323	552
		10,173
Health Care Technology – 0.3%
Certara, Inc.*	53,480	305
Definitive Healthcare Corp.*	138,958	171
GoodRx Holdings, Inc., Class A*	215,231	422
HealthStream, Inc.	4,102	85
Teladoc Health, Inc.*	128,299	699
Waystar Holding Corp.*	19,166	462
		2,144
Hotel & Resort Real Estate Investment Trusts – 1.2%
Apple Hospitality REIT, Inc.†	105,614	1,216
DiamondRock Hospitality Co.	239,110	2,240
RLJ Lodging Trust†	87,371	648
Sunstone Hotel Investors, Inc.	260,061	2,343
Xenia Hotels & Resorts, Inc.	43,659	648
		7,095
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Hotels, Restaurants & Leisure – 0.7%
BJ's Restaurants, Inc.*	3,150	$110
Brightstar Lottery PLC	99,651	1,269
Cracker Barrel Old Country Store, Inc.†	13,689	385
Golden Entertainment, Inc.	18,470	493
Life Time Group Holdings, Inc.*	21,107	569
Pursuit Attractions and Hospitality, Inc.*	15,917	583
Red Rock Resorts, Inc., Class A	18,285	976
		4,385
Household Durables – 3.6%
Ethan Allen Interiors, Inc.	80,538	1,793
Green Brick Partners, Inc.*	18,222	1,174
Hovnanian Enterprises, Inc., Class A*	8,145	903
KB Home	87,666	4,537
La-Z-Boy, Inc.	5,798	186
Leggett & Platt, Inc.	55,122	545
M/I Homes, Inc.*	23,906	2,927
Meritage Homes Corp.	35,731	2,210
Taylor Morrison Home Corp.*	135,470	7,890
		22,165
Independent Power & Renewable Electricity Producers – 0.1%
Clearway Energy, Inc., Class C	18,424	724
Industrial Real Estate Investment Trusts – 1.0%
LXP Industrial Trust	24,570	1,136
One Liberty Properties, Inc.	67,059	1,439
Terreno Realty Corp.	59,748	3,670
		6,245
Insurance – 3.2%
Brighthouse Financial, Inc.*	9,512	569
CNO Financial Group, Inc.	179,864	7,385
Employers Holdings, Inc.	113,394	4,665
F&G Annuities & Life, Inc.	31,166	789
Genworth Financial, Inc.*	294,070	2,388
Heritage Insurance Holdings, Inc.*	33,486	879
Hippo Holdings, Inc.*	19,912	519
Kemper Corp.	23,058	705
Mercury General Corp.	9,504	838
Stewart Information Services Corp.	17,217	1,060
		19,797
Interactive Media & Services – 0.7%
Angi, Inc.*	142,099	973
Cars.com, Inc.* †	101,055	820
Taboola.com Ltd.*	152,058	471
TripAdvisor, Inc.* †	41,268	440
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  181 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Interactive Media & Services – 0.7%continued
Ziff Davis, Inc.*	30,663	$1,287
ZoomInfo Technologies, Inc.*	54,617	327
		4,318
IT Services – 0.5%
ASGN, Inc.*	22,387	867
DXC Technology Co.*	37,642	473
Fastly, Inc., Class A* †	59,892	1,740
Grid Dynamics Holdings, Inc.*	10,368	59
Hackett Group (The), Inc.†	3,744	49
		3,188
Leisure Products – 0.1%
JAKKS Pacific, Inc.	24,487	488
Life Sciences Tools & Services – 0.3%
AbCellera Biologics, Inc.* †	123,712	432
Azenta, Inc.*	17,037	360
CryoPort, Inc.*	58,986	488
Maravai LifeSciences Holdings, Inc., Class A*	160,713	455
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
		1,735
Machinery – 2.1%
Astec Industries, Inc.	13,764	741
Enpro, Inc.	4,720	1,183
Greenbrier (The) Cos., Inc.	11,105	585
Helios Technologies, Inc.	18,876	1,222
Kennametal, Inc.	26,377	953
Miller Industries, Inc.	1,554	71
Proto Labs, Inc.*	14,072	802
Standex International Corp.	18,113	4,616
Terex Corp.	25,691	1,518
Trinity Industries, Inc.	21,144	680
Worthington Enterprises, Inc.	10,003	522
		12,893
Marine Transportation – 0.9%
Matson, Inc.	31,341	5,138
Safe Bulkers, Inc.	72,275	457
Star Bulk Carriers Corp.†	6,684	154
		5,749
Media – 1.1%
DoubleVerify Holdings, Inc.*	54,677	519
EchoStar Corp., Class A*	20,354	2,383
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Media – 1.1%continued
Gray Media, Inc.	215,323	$935
Ibotta, Inc., Class A* †	22,964	688
Nexxen International Ltd.* †	62,942	410
Stagwell, Inc.*	111,064	699
U.S.A. TODAY Co., Inc.*	145,341	1,025
		6,659
Metals & Mining – 3.8%
Coeur Mining, Inc.*	240,383	4,512
Commercial Metals Co.	129,352	7,946
Constellium S.E.*	39,156	963
Hecla Mining Co.	414,299	7,718
Kaiser Aluminum Corp.	2,154	260
Nexa Resources S.A.	66,861	708
SunCoke Energy, Inc.	66,991	436
Worthington Steel, Inc.	22,286	676
		23,219
Mortgage Real Estate Investment Trusts – 0.6%
Dynex Capital, Inc.	100,848	1,287
Ellington Financial, Inc.†	91,634	1,086
Ladder Capital Corp.	106,039	1,036
		3,409
Multi-Utilities – 1.6%
Black Hills Corp.	57,031	3,959
Northwestern Energy Group, Inc.	60,363	3,980
Unitil Corp.	39,312	2,054
		9,993
Office Real Estate Investment Trusts – 0.2%
COPT Defense Properties	22,077	675
Douglas Emmett, Inc.	48,948	461
Highwoods Properties, Inc.	14,324	307
		1,443
Oil, Gas & Consumable Fuels – 5.8%
California Resources Corp.	69,097	4,783
Centrus Energy Corp., Class A* †	5,063	879
CNX Resources Corp.*	140,068	5,400
DHT Holdings, Inc.	321,421	5,872
Dorian LPG Ltd.	18,867	645
HighPeak Energy, Inc.†	115,294	796
Magnolia Oil & Gas Corp., Class A	27,915	881
Northern Oil & Gas, Inc.	47,770	1,396
Par Pacific Holdings, Inc.*	17,822	1,116
REX American Resources Corp.*	37,333	1,701
See Notes to the Financial Statements.
EQUITY FUNDS 182 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Oil, Gas & Consumable Fuels – 5.8%continued
Riley Exploration Permian, Inc.	35,329	$1,288
SandRidge Energy, Inc.	49,485	807
Scorpio Tankers, Inc.	39,303	2,934
SFL Corp. Ltd.	61,950	669
SM Energy Co.	102,397	3,193
Teekay Tankers Ltd., Class A	43,481	3,188
		35,548
Passenger Airlines – 0.6%
SkyWest, Inc.*	14,645	1,345
Sun Country Airlines Holdings, Inc.*	126,933	2,097
		3,442
Personal Care Products – 0.0%
USANA Health Sciences, Inc.*	10,462	183
Pharmaceuticals – 1.7%
Amneal Pharmaceuticals, Inc.*	100,542	1,250
Amphastar Pharmaceuticals, Inc.*	3,829	75
Indivior Pharmaceuticals, Inc.*	16,803	512
Ligand Pharmaceuticals, Inc.*	12,899	2,575
Pacira BioSciences, Inc.*	42,768	967
Prestige Consumer Healthcare, Inc.*	48,247	2,860
Supernus Pharmaceuticals, Inc.*	45,025	2,327
Theravance Biopharma, Inc.*	9,060	147
		10,713
Professional Services – 0.8%
Concentrix Corp.†	10,672	292
Korn Ferry	41,794	2,631
Mistras Group, Inc.*	52,305	773
Willdan Group, Inc.*	12,954	992
		4,688
Real Estate Management & Development – 0.8%
Cushman & Wakefield Ltd.*	231,401	2,837
Howard Hughes Holdings, Inc.* †	7,411	469
Newmark Group, Inc., Class A	108,954	1,633
		4,939
Residential Real Estate Investment Trusts – 0.1%
Veris Residential, Inc.	41,805	789
Retail Real Estate Investment Trusts – 1.6%
Acadia Realty Trust	28,141	538
CBL & Associates Properties, Inc.	16,187	622
Getty Realty Corp.	44,992	1,431
InvenTrust Properties Corp.	19,220	585
Kite Realty Group Trust	27,061	664
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Retail Real Estate Investment Trusts – 1.6%continued
Phillips Edison & Co., Inc.	55,725	$2,085
Tanger, Inc.	36,595	1,244
Urban Edge Properties	91,078	1,820
Whitestone REIT	46,718	755
		9,744
Semiconductors & Semiconductor Equipment – 3.7%
ACM Research, Inc., Class A*	48,727	1,917
Axcelis Technologies, Inc.*	49,543	4,612
Diodes, Inc.*	33,638	2,296
Photronics, Inc.*	198,551	8,023
Synaptics, Inc.*	35,310	2,473
Veeco Instruments, Inc.*	110,951	3,757
		23,078
Software – 0.8%
Box, Inc., Class A*	15,601	369
Daily Journal Corp.* †	1,375	663
I3 Verticals, Inc., Class A*	37,499	838
LiveRamp Holdings, Inc.*	21,040	558
Mitek Systems, Inc.*	66,800	902
N-able, Inc.*	142,948	668
OneSpan, Inc.	39,514	416
Porch Group, Inc.*	91,731	658
		5,072
Specialized Real Estate Investment Trusts – 0.2%
EPR Properties	10,712	535
Farmland Partners, Inc.	26,195	294
Rayonier, Inc.	25,334	523
		1,352
Specialty Retail – 2.2%
Academy Sports & Outdoors, Inc.	13,343	753
American Eagle Outfitters, Inc.	74,998	1,252
Asbury Automotive Group, Inc.*	2,790	545
Group 1 Automotive, Inc.	1,405	465
Lands' End, Inc.* †	21,326	240
National Vision Holdings, Inc.*	23,397	606
Sally Beauty Holdings, Inc.*	14,212	197
Shoe Carnival, Inc.	73,915	1,152
Signet Jewelers Ltd.	19,201	1,625
Sonic Automotive, Inc., Class A	53,873	3,694
Urban Outfitters, Inc.*	12,573	797
Victoria's Secret & Co.*	35,176	1,631
Zumiez, Inc.*	23,116	512
		13,469
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  183 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%continued
Technology Hardware, Storage & Peripherals – 0.6%
Corsair Gaming, Inc.*	83,136	$461
Diebold Nixdorf, Inc.*	39,677	2,993
Turtle Beach Corp.*	40,003	406
		3,860
Textiles, Apparel & Luxury Goods – 0.5%
G-III Apparel Group Ltd.	6,195	172
PVH Corp.	19,075	1,331
Rocky Brands, Inc.	36,192	1,401
		2,904
Trading Companies & Distributors – 2.3%
Boise Cascade Co.	11,989	909
DNOW, Inc.*	38,750	462
GATX Corp.	32,184	5,495
Hudson Technologies, Inc.*	92,577	544
NPK International, Inc.*	186,558	2,703
Rush Enterprises, Inc., Class A	49,747	3,289
Willis Lease Finance Corp.	3,451	588
		13,990
Water Utilities – 0.1%
Artesian Resources Corp., Class A†	15,717	501
Total Common Stocks
(Cost $366,796)		593,949

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	89,437	—
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	—
Total Rights
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$3
Total Warrants
(Cost $—)		3

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(2) (3) (4)	12,620,765	$12,621
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	19,151,221	19,151
Total Investment Companies
(Cost $31,772)		31,772

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill,
3.62%, 5/7/26(5) (6)	$1,952	$1,945
Total Short-Term Investments
(Cost $1,945)		1,945

Total Investments – 101.9%
(Cost $400,513)		627,669
Liabilities less Other Assets – (1.9%)		(11,994)
NET ASSETS – 100.0%		$615,675

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 184 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	142	$17,837	Long	6/26	$(8)
E-Mini S&P 500	13	4,271	Long	6/26	(68)
Total					$(76)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$18,169	$—	$309	$18,478
All Other Industries(1)	575,471	—	—	575,471
Total Common Stocks	593,640	—	309	593,949
Warrants	3	—	—	3
Investment Companies	31,772	—	—	31,772
Short-Term Investments	—	1,945	—	1,945
Total Investments	$625,415	$1,945	$309	$627,669
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(76)	$—	$—	$(76)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$163,902	$151,281	$12,621	12,620,765	$305 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,658	229,094	224,601	19,151	19,151,221	808
Total	$14,658	$392,996	$375,882	$31,772	31,771,986	$1,113

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  185 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3%
Aerospace & Defense – 2.3%
Axon Enterprise, Inc.*	22,987	$9,762
Boeing (The) Co.*	228,136	45,406
General Dynamics Corp.	74,153	25,451
General Electric Co.	308,177	87,451
Howmet Aerospace, Inc.	119,270	27,487
Huntington Ingalls Industries, Inc.	11,209	4,258
L3Harris Technologies, Inc.	55,696	19,224
Lockheed Martin Corp.	59,963	36,241
Northrop Grumman Corp.	39,683	27,073
RTX Corp.	394,732	76,144
Textron, Inc.	49,797	4,360
TransDigm Group, Inc.	16,095	18,654
		381,511
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	34,188	5,678
Expeditors International of Washington, Inc.	42,051	6,023
FedEx Corp.†	64,637	23,022
United Parcel Service, Inc., Class B	210,808	20,739
		55,462
Automobile Components – 0.0%
Aptiv PLC*	58,329	4,050
Automobiles – 2.0%
Ford Motor Co.	1,108,598	12,793
General Motors Co.	270,987	20,189
Tesla, Inc.*	820,653	305,078
		338,060
Banks – 3.4%
Bank of America Corp.	1,928,506	94,015
Citigroup, Inc.	515,375	58,449
Citizens Financial Group, Inc.	127,445	7,643
Fifth Third Bancorp	251,633	11,691
Huntington Bancshares, Inc.	560,103	8,765
JPMorgan Chase & Co.	789,702	232,299
KeyCorp	292,489	5,864
M&T Bank Corp.	46,893	9,694
PNC Financial Services Group (The), Inc.	116,036	24,146
Regions Financial Corp.	265,651	6,939
Truist Financial Corp.	379,073	17,426
U.S. Bancorp	462,823	24,071
Wells Fargo & Co.	910,403	72,477
		573,479
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Beverages – 1.1%
Brown-Forman Corp., Class B†	28,158	$744
Coca-Cola (The) Co.	1,132,403	86,119
Constellation Brands, Inc., Class A	40,659	6,099
Keurig Dr. Pepper, Inc.	378,751	9,972
Molson Coors Beverage Co., Class B	37,645	1,621
Monster Beverage Corp.*	207,132	15,009
PepsiCo, Inc.	396,172	61,522
		181,086
Biotechnology – 1.8%
AbbVie, Inc.	518,800	112,834
Amgen, Inc.	156,963	55,228
Biogen, Inc.*	45,610	8,362
Gilead Sciences, Inc.	366,071	51,019
Incyte Corp.*	51,522	4,849
Moderna, Inc.*	92,281	4,688
Regeneron Pharmaceuticals, Inc.	30,123	23,274
Vertex Pharmaceuticals, Inc.*	73,140	32,660
		292,914
Broadline Retail – 3.6%
Amazon.com, Inc.*	2,852,514	594,093
eBay, Inc.	137,471	12,513
		606,606
Building Products – 0.5%
A.O. Smith Corp.†	40,524	2,672
Allegion PLC	25,913	3,765
Builders FirstSource, Inc.*	26,757	2,203
Carrier Global Corp.	228,209	12,850
Johnson Controls International PLC	182,413	23,887
Lennox International, Inc.†	8,292	3,849
Masco Corp.	51,339	3,099
Trane Technologies PLC	65,868	27,450
		79,775
Capital Markets – 3.2%
Ameriprise Financial, Inc.	27,445	12,197
Ares Management Corp., Class A	55,434	6,048
Bank of New York Mellon (The) Corp.	205,473	24,375
Blackrock, Inc.	41,649	40,054
Blackstone, Inc.	223,300	25,677
Cboe Global Markets, Inc.	31,046	8,726
Charles Schwab (The) Corp.	493,217	46,353
CME Group, Inc.	105,873	31,270
Coinbase Global, Inc., Class A*	62,784	10,963
FactSet Research Systems, Inc.	13,254	2,876
See Notes to the Financial Statements.
EQUITY FUNDS 186 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Capital Markets – 3.2%continued
Franklin Resources, Inc.†	110,267	$2,604
Goldman Sachs Group (The), Inc.	88,253	74,661
Interactive Brokers Group, Inc., Class A	128,239	8,601
Intercontinental Exchange, Inc.	162,829	25,610
Invesco Ltd.	126,463	3,072
KKR & Co., Inc.	194,935	18,031
Moody's Corp.	45,980	20,059
Morgan Stanley	354,786	58,387
MSCI, Inc.	22,372	12,059
Nasdaq, Inc.(1)	125,408	10,645
Northern Trust Corp.(1)	58,149	8,116
Raymond James Financial, Inc.	54,751	7,927
Robinhood Markets, Inc., Class A*	227,600	15,773
S&P Global, Inc.	90,591	38,532
State Street Corp.	84,435	10,686
T. Rowe Price Group, Inc.	60,289	5,434
		528,736
Chemicals – 1.2%
Air Products and Chemicals, Inc.	66,831	19,414
Albemarle Corp.	37,471	6,727
CF Industries Holdings, Inc.	44,030	5,717
Corteva, Inc.	202,729	16,970
Dow, Inc.	223,352	9,303
DuPont de Nemours, Inc.	118,244	5,416
Ecolab, Inc.	74,473	19,811
International Flavors & Fragrances, Inc.	67,770	4,917
Linde PLC	135,642	67,246
LyondellBasell Industries N.V., Class A	80,177	6,459
Mosaic (The) Co.	75,275	1,919
PPG Industries, Inc.	60,727	6,490
Sherwin-Williams (The) Co.	65,802	21,093
		191,482
Commercial Services & Supplies – 0.4%
Cintas Corp.	101,949	17,244
Copart, Inc.*	245,460	8,149
Republic Services, Inc.†	61,047	13,371
Rollins, Inc.†	83,499	4,460
Veralto Corp.	67,023	5,926
Waste Management, Inc.	109,441	25,148
		74,298
Communications Equipment – 1.1%
Arista Networks, Inc.*	303,503	37,264
Ciena Corp.*	41,261	16,019
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Communications Equipment – 1.1%continued
Cisco Systems, Inc.	1,158,667	$89,901
F5, Inc.*	17,133	4,957
Lumentum Holdings, Inc.* †	20,090	14,119
Motorola Solutions, Inc.	48,373	20,992
		183,252
Construction & Engineering – 0.3%
Comfort Systems U.S.A., Inc.	9,931	13,695
EMCOR Group, Inc.	12,420	9,170
Quanta Services, Inc.	43,644	23,961
		46,826
Construction Materials – 0.3%
CRH PLC	191,078	20,086
Martin Marietta Materials, Inc.	18,490	10,885
Vulcan Materials Co.	40,513	11,032
		42,003
Consumer Finance – 0.5%
American Express Co.	158,192	47,850
Capital One Financial Corp.	185,429	33,828
Synchrony Financial	109,320	7,436
		89,114
Consumer Staples Distribution & Retail – 2.1%
Costco Wholesale Corp.	130,224	129,759
Dollar General Corp.	65,938	7,829
Dollar Tree, Inc.*	57,212	6,265
Kroger (The) Co.	176,951	12,804
Sysco Corp.	140,907	10,051
Target Corp.	133,653	16,199
Walmart, Inc.	1,280,048	159,084
		341,991
Containers & Packaging – 0.2%
Amcor PLC	122,647	4,875
Avery Dennison Corp.	19,643	3,392
Ball Corp.	86,628	5,121
International Paper Co.	140,833	5,028
Packaging Corp. of America	23,784	5,047
Smurfit Westrock PLC	140,090	5,583
		29,046
Distributors – 0.0%
Genuine Parts Co.	36,220	3,830
Pool Corp.	7,187	1,454
		5,284
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  187 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	2,063,970	$59,835
Comcast Corp., Class A	1,065,150	30,580
Verizon Communications, Inc.	1,242,367	62,367
		152,782
Electric Utilities – 1.6%
Alliant Energy Corp.†	79,608	5,713
American Electric Power Co., Inc.	157,641	20,664
Constellation Energy Corp.	92,401	25,803
Duke Energy Corp.	227,684	29,813
Edison International	109,507	8,014
Entergy Corp.	131,840	14,813
Evergy, Inc.	68,390	5,602
Eversource Energy	110,582	7,661
Exelon Corp.	288,859	14,160
FirstEnergy Corp.	161,786	8,196
NextEra Energy, Inc.	604,220	56,120
NRG Energy, Inc.	58,808	8,594
PG&E Corp.	634,201	11,143
Pinnacle West Capital Corp.	30,189	3,041
PPL Corp.	218,877	8,361
Southern (The) Co.†	322,717	31,149
Xcel Energy, Inc.	169,926	13,499
		272,346
Electrical Equipment – 1.2%
AMETEK, Inc.	68,210	14,621
Eaton Corp. PLC	114,892	41,093
Emerson Electric Co.	166,621	21,831
GE Vernova, Inc.	79,365	69,278
Generac Holdings, Inc.* †	14,691	2,870
Hubbell, Inc.	15,926	7,815
Rockwell Automation, Inc.	33,467	12,011
Vertiv Holdings Co., Class A	109,921	27,544
		197,063
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp., Class A†	357,616	45,185
CDW Corp.	33,756	4,085
Coherent Corp.*	52,739	12,563
Corning, Inc.	228,128	31,018
Jabil, Inc.	32,011	8,503
Keysight Technologies, Inc.*	51,879	14,649
TE Connectivity PLC	87,961	18,386
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Electronic Equipment, Instruments & Components – 0.9%continued
Teledyne Technologies, Inc.*	13,821	$8,362
Zebra Technologies Corp., Class A* †	11,965	2,502
		145,253
Energy Equipment & Services – 0.3%
Baker Hughes Co.	291,709	17,809
Halliburton Co.	251,886	9,821
SLB Ltd.	426,072	21,896
		49,526
Entertainment – 1.3%
Electronic Arts, Inc.	67,766	13,815
Live Nation Entertainment, Inc.* †	46,513	7,094
Netflix, Inc.*	1,228,554	118,126
Take-Two Interactive Software, Inc.*	48,430	9,565
TKO Group Holdings, Inc.	19,868	4,006
Walt Disney (The) Co.	522,740	50,382
Warner Bros. Discovery, Inc.*	713,782	19,600
		222,588
Financial Services – 3.5%
Apollo Global Management, Inc.	131,070	14,604
Berkshire Hathaway, Inc., Class B*	534,873	256,311
Block, Inc.*	168,483	10,139
Corpay, Inc.*	20,216	5,883
Fidelity National Information Services, Inc.	161,374	7,570
Fiserv, Inc.*	148,523	8,288
Global Payments, Inc.	76,508	5,149
Jack Henry & Associates, Inc.	18,067	2,855
Mastercard, Inc., Class A	238,023	118,930
PayPal Holdings, Inc.	279,986	12,664
Visa, Inc., Class A	489,654	147,993
		590,386
Food Products – 0.4%
Archer-Daniels-Midland Co.	133,771	9,724
Bunge Global S.A.†	43,558	5,541
Campbell's (The) Co.†	34,144	760
Conagra Brands, Inc.	108,663	1,708
General Mills, Inc.	149,433	5,562
Hershey (The) Co.	43,036	8,947
Hormel Foods Corp.	63,211	1,432
J.M. Smucker (The) Co.	26,269	2,533
Kraft Heinz (The) Co.	271,101	6,097
McCormick & Co., Inc. (Non Voting)	65,277	3,292
See Notes to the Financial Statements.
EQUITY FUNDS 188 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Food Products – 0.4%continued
Mondelez International, Inc., Class A	383,311	$22,094
Tyson Foods, Inc., Class A†	90,555	5,802
		73,492
Gas Utilities – 0.1%
Atmos Energy Corp.	47,064	8,694
Ground Transportation – 0.9%
CSX Corp.	555,950	22,822
JB Hunt Transport Services, Inc.	19,824	4,200
Norfolk Southern Corp.	67,108	19,260
Old Dominion Freight Line, Inc.	56,248	10,991
Uber Technologies, Inc.*	607,950	43,730
Union Pacific Corp.	171,779	41,677
		142,680
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	503,620	51,707
Align Technology, Inc.*	21,315	3,654
Baxter International, Inc.	121,746	2,045
Becton Dickinson & Co.	80,095	12,593
Boston Scientific Corp.*	426,322	26,752
Cooper (The) Cos., Inc.*	50,276	3,595
Dexcom, Inc.*	104,986	6,593
Edwards Lifesciences Corp.*	175,571	14,060
GE HealthCare Technologies, Inc.	126,221	8,984
Hologic, Inc.*	71,761	5,424
IDEXX Laboratories, Inc.*	24,195	13,595
Insulet Corp.*	18,371	3,855
Intuitive Surgical, Inc.*	102,740	47,362
Medtronic PLC	372,182	32,250
ResMed, Inc.	40,792	9,157
Solventum Corp.*	39,868	2,603
STERIS PLC	26,894	5,947
Stryker Corp.	99,217	32,602
Zimmer Biomet Holdings, Inc.†	52,469	4,744
		287,522
Health Care Providers & Services – 1.5%
Cardinal Health, Inc.	70,890	14,980
Cencora, Inc.	55,344	17,386
Centene Corp.*	122,099	3,998
Cigna Group (The)	76,296	20,352
CVS Health Corp.	374,716	26,912
DaVita, Inc.*	11,259	1,730
Elevance Health, Inc.	62,795	18,383
HCA Healthcare, Inc.	46,735	22,117
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Providers & Services – 1.5%continued
Henry Schein, Inc.*	35,977	$2,652
Humana, Inc.	32,290	5,599
Labcorp Holdings, Inc.	25,536	6,813
McKesson Corp.	36,331	31,439
Quest Diagnostics, Inc.	32,953	6,458
UnitedHealth Group, Inc.	262,972	71,158
Universal Health Services, Inc., Class B	18,748	3,355
		253,332
Health Care Real Estate Investment Trusts – 0.3%
Alexandria Real Estate Equities, Inc.	35,376	1,642
Healthpeak Properties, Inc.	174,560	2,868
Ventas, Inc.	133,473	10,916
Welltower, Inc.	201,548	39,848
		55,274
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	213,719	4,095
Hotels, Restaurants & Leisure – 1.8%
Airbnb, Inc., Class A*	119,966	15,149
Booking Holdings, Inc.	9,451	39,792
Carnival Corp.	316,027	8,179
Chipotle Mexican Grill, Inc.*	389,348	12,463
Darden Restaurants, Inc.	36,121	7,081
Domino's Pizza, Inc.	7,811	2,803
DoorDash, Inc., Class A*	106,280	15,958
Expedia Group, Inc.	35,731	8,250
Hilton Worldwide Holdings, Inc.	68,682	20,885
Las Vegas Sands Corp.	79,049	4,259
Marriott International, Inc., Class A	65,816	21,526
McDonald's Corp.	209,667	65,162
MGM Resorts International*	69,750	2,581
Norwegian Cruise Line Holdings Ltd.*	108,176	2,023
Royal Caribbean Cruises Ltd.	73,551	20,240
Starbucks Corp.	338,119	30,292
Wynn Resorts Ltd.	29,551	3,001
Yum! Brands, Inc.	84,063	13,070
		292,714
Household Durables – 0.2%
D.R. Horton, Inc.	75,367	10,342
Garmin Ltd.	48,114	11,163
Lennar Corp., Class A†	57,862	5,025
NVR, Inc.*	794	5,232
PulteGroup, Inc.	57,692	6,785
		38,547
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  189 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Household Products – 0.8%
Church & Dwight Co., Inc.	66,330	$6,190
Clorox (The) Co.	30,810	3,193
Colgate-Palmolive Co.	229,962	19,599
Kimberly-Clark Corp.	91,985	8,874
Procter & Gamble (The) Co.	675,845	97,619
		135,475
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	239,104	3,369
Vistra Corp.	95,592	14,370
		17,739
Industrial Conglomerates – 0.4%
3M Co.	157,306	22,846
Honeywell International, Inc.	187,720	42,430
		65,276
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	275,441	36,408
Insurance – 1.7%
Aflac, Inc.	141,028	15,472
Allstate (The) Corp.†	77,253	16,018
American International Group, Inc.	162,922	12,260
Aon PLC, Class A	63,508	20,499
Arch Capital Group Ltd.*	107,994	10,366
Arthur J. Gallagher & Co.	72,766	15,760
Assurant, Inc.	15,319	3,337
Brown & Brown, Inc.	78,180	5,098
Chubb Ltd.	107,819	35,141
Cincinnati Financial Corp.	46,387	7,299
Erie Indemnity Co., Class A†	5,384	1,353
Everest Group Ltd.	10,331	3,377
Globe Life, Inc.	25,074	3,490
Hartford Insurance Group (The), Inc.	84,334	11,404
Loews Corp.	52,536	5,608
Marsh & McLennan Cos., Inc.	138,550	24,031
MetLife, Inc.	168,140	11,891
Principal Financial Group, Inc.	57,924	5,220
Progressive (The) Corp.	168,810	33,465
Prudential Financial, Inc.	96,365	9,414
Travelers (The) Cos., Inc.	64,840	18,912
W R Berkley Corp.	89,081	5,904
Willis Towers Watson PLC	29,307	8,520
		283,839
Interactive Media & Services – 7.5%
Alphabet, Inc., Class A	1,703,060	489,732
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Interactive Media & Services – 7.5%continued
Alphabet, Inc., Class C	1,365,097	$391,592
Meta Platforms, Inc., Class A	638,378	365,235
		1,246,559
IT Services – 0.8%
Accenture PLC, Class A	177,569	35,210
Akamai Technologies, Inc.* †	46,926	5,389
Cognizant Technology Solutions Corp., Class A	139,504	8,559
EPAM Systems, Inc.*	19,839	2,686
Gartner, Inc.*	18,495	2,929
GoDaddy, Inc., Class A*	33,569	2,775
International Business Machines Corp.	271,201	65,736
VeriSign, Inc.	23,478	5,831
		129,115
Leisure Products – 0.0%
Hasbro, Inc.	44,296	4,146
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	79,576	9,070
Bio-Techne Corp.	35,849	1,874
Charles River Laboratories International, Inc.*	11,103	1,915
Danaher Corp.	181,280	34,371
IQVIA Holdings, Inc.*	46,571	7,942
Mettler-Toledo International, Inc.*	6,358	8,019
Revvity, Inc.	27,363	2,397
Thermo Fisher Scientific, Inc.	108,732	53,445
Waters Corp.*	26,965	8,030
West Pharmaceutical Services, Inc.	19,382	4,858
		131,921
Machinery – 1.8%
Caterpillar, Inc.	136,695	96,843
Cummins, Inc.	40,562	21,823
Deere & Co.	74,445	41,935
Dover Corp.	37,975	7,916
Fortive Corp.	86,967	4,808
IDEX Corp.	24,170	4,581
Illinois Tool Works, Inc.	78,445	20,418
Ingersoll Rand, Inc.	110,012	8,814
Nordson Corp.	17,325	4,609
Otis Worldwide Corp.	112,156	8,645
PACCAR, Inc.	152,012	17,557
Parker-Hannifin Corp.	37,412	33,493
Pentair PLC†	51,104	4,452
See Notes to the Financial Statements.
EQUITY FUNDS 190 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Machinery – 1.8%continued
Snap-on, Inc.	15,092	$5,482
Stanley Black & Decker, Inc.	38,167	2,712
Westinghouse Air Brake Technologies Corp.	50,577	12,640
Xylem, Inc.	75,331	9,002
		305,730
Media – 0.2%
Charter Communications, Inc., Class A*	22,899	4,944
EchoStar Corp., Class A*	34,850	4,080
Fox Corp., Class A	66,969	3,911
Fox Corp., Class B	36,917	1,960
News Corp., Class A	87,485	2,181
News Corp., Class B†	22,629	645
Omnicom Group, Inc.	98,372	7,408
Paramount Skydance Corp., Class B†	36,207	327
Trade Desk (The), Inc., Class A*	148,788	3,376
		28,832
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	421,158	24,756
Newmont Corp.	323,454	35,014
Nucor Corp.	64,995	10,990
Steel Dynamics, Inc.†	42,682	7,683
		78,443
Multi-Utilities – 0.6%
Ameren Corp.	80,001	8,794
CenterPoint Energy, Inc.†	193,272	8,342
CMS Energy Corp.	91,986	7,136
Consolidated Edison, Inc.	101,328	11,468
Dominion Energy, Inc.	242,727	15,005
DTE Energy Co.†	57,474	8,404
NiSource, Inc.	139,565	6,512
Public Service Enterprise Group, Inc.	148,818	12,047
Sempra	192,976	18,751
WEC Energy Group, Inc.†	91,127	10,550
		107,009
Office Real Estate Investment Trusts – 0.0%
BXP, Inc.†	33,667	1,747
Oil, Gas & Consumable Fuels – 3.7%
APA Corp.	105,305	4,469
Chevron Corp.	550,361	113,870
ConocoPhillips	362,195	47,810
Coterra Energy, Inc.	236,989	8,328
Devon Energy Corp.	191,899	9,656
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Oil, Gas & Consumable Fuels – 3.7%continued
Diamondback Energy, Inc.†	56,726	$11,220
EOG Resources, Inc.	154,856	22,388
EQT Corp.	176,691	11,245
Expand Energy Corp.	64,866	7,121
Exxon Mobil Corp.	1,224,457	207,741
Kinder Morgan, Inc.	587,302	19,692
Marathon Petroleum Corp.	88,373	21,579
Occidental Petroleum Corp.	201,450	13,094
ONEOK, Inc.	178,712	16,154
Phillips 66	117,389	21,386
Targa Resources Corp.	64,540	16,182
Texas Pacific Land Corp.	15,971	7,579
Valero Energy Corp.	91,273	22,552
Williams (The) Cos., Inc.	358,015	26,056
		608,122
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	195,384	12,989
Southwest Airlines Co.	153,904	5,782
United Airlines Holdings, Inc.*	95,500	8,793
		27,564
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	77,918	5,592
Kenvue, Inc.	531,572	9,164
		14,756
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	588,232	35,676
Eli Lilly & Co.	232,121	213,498
Johnson & Johnson	706,393	172,671
Merck & Co., Inc.	725,060	87,217
Pfizer, Inc.	1,679,973	47,174
Viatris, Inc.	300,067	4,054
Zoetis, Inc.	125,028	14,780
		575,070
Professional Services – 0.4%
Automatic Data Processing, Inc.	115,599	23,488
Broadridge Financial Solutions, Inc.	36,948	6,003
Equifax, Inc.	32,495	5,851
Jacobs Solutions, Inc.	38,190	4,861
Leidos Holdings, Inc.	40,348	6,275
Paychex, Inc.	99,869	9,200
Verisk Analytics, Inc.	38,614	7,327
		63,005
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  191 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	88,614	$12,004
CoStar Group, Inc.*	112,467	4,537
		16,541
Residential Real Estate Investment Trusts – 0.2%
AvalonBay Communities, Inc.†	38,676	6,318
Camden Property Trust	25,269	2,468
Equity Residential	95,334	5,639
Essex Property Trust, Inc.	16,825	4,071
Invitation Homes, Inc.	184,666	4,589
Mid-America Apartment Communities, Inc.	30,227	3,691
UDR, Inc.†	97,419	3,291
		30,067
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	18,225	1,935
Kimco Realty Corp.†	201,921	4,537
Realty Income Corp.	260,970	15,966
Regency Centers Corp.	54,622	4,133
Simon Property Group, Inc.	97,688	18,222
		44,793
Semiconductors & Semiconductor Equipment – 14.2%
Advanced Micro Devices, Inc.*	478,128	97,266
Analog Devices, Inc.	144,406	45,941
Applied Materials, Inc.	233,390	79,770
Broadcom, Inc.	1,384,035	428,373
First Solar, Inc.*	31,067	6,128
Intel Corp.*	1,360,727	60,049
KLA Corp.	38,647	56,904
Lam Research Corp.	367,170	78,450
Microchip Technology, Inc.	152,765	9,870
Micron Technology, Inc.	330,014	111,492
Monolithic Power Systems, Inc.	14,053	15,365
NVIDIA Corp.	7,104,274	1,238,985
NXP Semiconductors N.V.	70,952	13,968
ON Semiconductor Corp.*	113,171	7,008
Qnity Electronics, Inc.	57,603	6,646
QUALCOMM, Inc.	312,416	40,233
Skyworks Solutions, Inc.	34,560	1,851
Teradyne, Inc.	44,084	13,069
Texas Instruments, Inc.	263,502	51,156
		2,362,524
Software – 8.1%
Adobe, Inc.*	121,949	29,643
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Software – 8.1%continued
AppLovin Corp., Class A*	78,288	$31,159
Autodesk, Inc.*	63,949	15,309
Cadence Design Systems, Inc.*	80,984	22,503
Crowdstrike Holdings, Inc., Class A*	72,510	28,309
Datadog, Inc., Class A*	97,210	11,476
Fair Isaac Corp.*	7,353	7,850
Fortinet, Inc.*	184,417	15,071
Gen Digital, Inc.	154,403	2,907
Intuit, Inc.	80,226	34,688
Microsoft Corp.	2,168,825	802,834
Oracle Corp.	498,047	73,268
Palantir Technologies, Inc., Class A*	664,330	97,178
Palo Alto Networks, Inc.*	239,134	38,338
PTC, Inc.*	31,888	4,544
Roper Technologies, Inc.	30,660	10,849
Salesforce, Inc.	271,668	50,712
ServiceNow, Inc.*	310,005	32,411
Synopsys, Inc.*	56,902	22,560
Trimble, Inc.*	62,017	4,045
Tyler Technologies, Inc.*	11,424	3,911
Workday, Inc., Class A*	58,518	7,603
		1,347,168
Specialized Real Estate Investment Trusts – 0.8%
American Tower Corp.†	134,089	23,141
Crown Castle, Inc.	121,533	9,882
Digital Realty Trust, Inc.	95,737	17,253
Equinix, Inc.	29,230	28,652
Extra Space Storage, Inc.	58,384	7,656
Iron Mountain, Inc.	86,289	8,814
Public Storage	47,923	12,981
SBA Communications Corp.	28,444	4,896
VICI Properties, Inc.	294,738	8,052
Weyerhaeuser Co.†	189,644	4,633
		125,960
Specialty Retail – 1.7%
AutoZone, Inc.*	4,960	16,754
Best Buy Co., Inc.	48,898	3,139
Carvana Co.*	39,728	12,490
Home Depot (The), Inc.	289,455	95,199
Lowe's Cos., Inc.	166,037	39,231
O'Reilly Automotive, Inc.*	251,585	23,224
Ross Stores, Inc.	96,470	20,898
TJX (The) Cos., Inc.	327,770	52,345
See Notes to the Financial Statements.
EQUITY FUNDS 192 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Specialty Retail – 1.7%continued
Tractor Supply Co.	156,902	$7,107
Ulta Beauty, Inc.*	13,548	7,082
Williams-Sonoma, Inc.	36,913	6,730
		284,199
Technology Hardware, Storage & Peripherals – 7.3%
Apple, Inc.	4,292,442	1,089,379
Dell Technologies, Inc., Class C	87,724	14,398
Hewlett Packard Enterprise Co.	384,692	9,160
HP, Inc.	241,389	4,637
NetApp, Inc.	57,880	5,926
Sandisk Corp.*	43,200	27,447
Seagate Technology Holdings PLC	62,741	24,579
Super Micro Computer, Inc.*	152,078	3,463
Western Digital Corp.	100,688	27,235
		1,206,224
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	36,670	3,670
Lululemon Athletica, Inc.*	28,031	4,292
NIKE, Inc., Class B	339,061	17,909
Ralph Lauren Corp.	11,904	4,095
Tapestry, Inc.	61,520	8,681
		38,647
Tobacco – 0.7%
Altria Group, Inc.	498,107	32,870
Philip Morris International, Inc.	456,498	75,477
		108,347
Trading Companies & Distributors – 0.3%
Fastenal Co.	339,146	15,736
United Rentals, Inc.	19,078	13,900
W.W. Grainger, Inc.	13,010	14,191
		43,827
Water Utilities – 0.0%
American Water Works Co., Inc.	53,392	7,266
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	140,828	29,578
Total Common Stocks
(Cost $3,822,637)		16,337,166

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(2) (3) (4)	20,864,250	$20,864
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(2) (3)	252,357,506	252,358
Total Investment Companies
(Cost $273,222)		273,222

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.67%, 5/7/26(5) (6)	$21,994	$21,914
Total Short-Term Investments
(Cost $21,913)		21,914

Total Investments – 100.0%
(Cost $4,117,772)		16,632,302
Liabilities less Other Assets – (0.0%)		(4,207)
NET ASSETS – 100.0%		$16,628,095

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of March 31, 2026 is disclosed.
(4)	Investment of cash collateral received from securities lending activities.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  193 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued	March 31, 2026
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	876	$287,799	Long	6/26	$(6,446)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$16,337,166	$—	$—	$16,337,166
Investment Companies	273,222	—	—	273,222
Short-Term Investments	—	21,914	—	21,914
Total Investments	$16,610,388	$21,914	$—	$16,632,302
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(6,446)	$—	$—	$(6,446)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Nasdaq, Inc.	$9,517	$456	$443	$1,010	$105	$10,645	125,408	$135
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	288,476	267,612	—	—	20,864	20,864,250	30 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	129,995	955,187	832,824	—	—	252,358	252,357,506	8,351
Northern Trust Corp.	5,886	29	196	2,361	36	8,116	58,149	184
Total	$145,398	$1,244,148	$1,101,075	$3,371	$141	$291,983	273,405,313	$8,700

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
EQUITY FUNDS 194 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

U.S. QUALITY ESG FUND	March 31, 2026

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6%
Aerospace & Defense – 0.5%
ATI, Inc.*	4,585	$667
Howmet Aerospace, Inc.	3,743	863
		1,530
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	5,306	881
Expeditors International of Washington, Inc.	9,282	1,330
		2,211
Automobiles – 1.3%
Tesla, Inc.*	11,043	4,105
Banks – 3.5%
Bank of America Corp.	5,745	280
Citigroup, Inc.	30,049	3,408
Commerce Bancshares, Inc.	11,148	548
First Hawaiian, Inc.	26,653	657
JPMorgan Chase & Co.	21,945	6,455
		11,348
Biotechnology – 3.8%
AbbVie, Inc.	20,575	4,475
Amgen, Inc.	6,264	2,204
Gilead Sciences, Inc.	26,374	3,676
Halozyme Therapeutics, Inc.*	17,395	1,124
Incyte Corp.*	7,372	694
		12,173
Broadline Retail – 3.5%
Amazon.com, Inc.*	43,788	9,120
eBay, Inc.	15,206	1,384
Etsy, Inc.*	12,469	623
		11,127
Building Products – 1.0%
Lennox International, Inc.	2,017	936
Masco Corp.	7,969	481
Trane Technologies PLC	4,721	1,968
		3,385
Capital Markets – 3.1%
Affiliated Managers Group, Inc.	825	228
Ameriprise Financial, Inc.	644	286
Bank of New York Mellon (The) Corp.	14,817	1,758
Goldman Sachs Group (The), Inc.	757	640
Invesco Ltd.	49,690	1,207
Janus Henderson Group PLC	24,011	1,234
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Capital Markets – 3.1%continued
Morgan Stanley	19,573	$3,221
State Street Corp.	11,521	1,458
		10,032
Chemicals – 1.4%
DuPont de Nemours, Inc.	33,276	1,524
Ecolab, Inc.	5,662	1,506
Sherwin-Williams (The) Co.	4,185	1,342
		4,372
Commercial Services & Supplies – 0.4%
Cintas Corp.	1,116	189
Veralto Corp.	12,535	1,108
		1,297
Communications Equipment – 0.6%
Cisco Systems, Inc.	21,591	1,675
F5, Inc.*	836	242
		1,917
Construction & Engineering – 0.5%
EMCOR Group, Inc.	2,191	1,618
Consumer Finance – 0.8%
Ally Financial, Inc.	10,810	424
SLM Corp.	38,831	832
Synchrony Financial	17,158	1,167
		2,423
Consumer Staples Distribution & Retail – 1.0%
Costco Wholesale Corp.	2,190	2,182
Walmart, Inc.	8,284	1,030
		3,212
Containers & Packaging – 0.9%
Avery Dennison Corp.	4,568	789
Crown Holdings, Inc.	8,869	889
Sealed Air Corp.†	32,302	1,358
		3,036
Electric Utilities – 0.8%
Duke Energy Corp.	5,633	738
Evergy, Inc.	13,908	1,139
Exelon Corp.	13,833	678
		2,555
Electrical Equipment – 1.6%
Acuity, Inc.	2,978	834
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  195 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Electrical Equipment – 1.6%continued
GE Vernova, Inc.	4,698	$4,101
Rockwell Automation, Inc.	563	202
		5,137
Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	27,823	1,714
Energy Equipment & Services – 0.9%
SLB Ltd.	15,210	782
TechnipFMC PLC	30,035	2,076
		2,858
Entertainment – 1.5%
Electronic Arts, Inc.	7,937	1,618
Netflix, Inc.*	26,122	2,511
Spotify Technology S.A.*	1,645	798
		4,927
Financial Services – 3.6%
Berkshire Hathaway, Inc., Class B*	6,386	3,060
Equitable Holdings, Inc.	22,501	835
Fidelity National Information Services, Inc.	17,074	801
Global Payments, Inc.	18,791	1,265
Mastercard, Inc., Class A	2,516	1,257
MGIC Investment Corp.	47,723	1,253
PayPal Holdings, Inc.	25,823	1,168
Visa, Inc., Class A	6,082	1,838
		11,477
Food Products – 0.5%
Hershey (The) Co.	7,302	1,518
Gas Utilities – 0.4%
UGI Corp.	37,293	1,358
Ground Transportation – 0.9%
Landstar System, Inc.	4,585	735
Union Pacific Corp.	8,364	2,029
		2,764
Health Care Equipment & Supplies – 0.8%
Hologic, Inc.*	14,889	1,125
IDEXX Laboratories, Inc.*	2,331	1,310
		2,435
Health Care Providers & Services – 1.8%
Cardinal Health, Inc.	7,736	1,635
Cencora, Inc.	874	275
Cigna Group (The)	5,459	1,456
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Health Care Providers & Services – 1.8%continued
DaVita, Inc.*	1,471	$226
McKesson Corp.	2,643	2,287
		5,879
Health Care Technology – 0.4%
Doximity, Inc., Class A*	18,571	433
Veeva Systems, Inc., Class A*	4,415	775
		1,208
Hotels, Restaurants & Leisure – 1.9%
Airbnb, Inc., Class A*	3,276	414
Booking Holdings, Inc.	576	2,425
Domino's Pizza, Inc.	701	252
Hilton Worldwide Holdings, Inc.	5,808	1,766
Travel + Leisure Co.	18,256	1,263
		6,120
Household Products – 1.9%
Clorox (The) Co.	1,677	174
Colgate-Palmolive Co.	21,734	1,852
Kimberly-Clark Corp.	15,578	1,503
Procter & Gamble (The) Co.	18,884	2,728
		6,257
Independent Power & Renewable Electricity Producers – 0.7%
Brookfield Renewable Corp.	24,463	974
Clearway Energy, Inc., Class C	34,013	1,337
		2,311
Industrial Conglomerates – 0.4%
3M Co.	9,153	1,329
Insurance – 2.3%
Aflac, Inc.	11,768	1,291
American International Group, Inc.	3,817	287
Hartford Insurance Group (The), Inc.	9,977	1,349
MetLife, Inc.	17,868	1,264
Prudential Financial, Inc.	9,513	929
Unum Group	14,549	1,063
Willis Towers Watson PLC	3,817	1,110
		7,293
Interactive Media & Services – 6.4%
Alphabet, Inc., Class A	54,321	15,620
Meta Platforms, Inc., Class A	9,008	5,154
		20,774
See Notes to the Financial Statements.
EQUITY FUNDS 196 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
IT Services – 1.3%
Accenture PLC, Class A	6,035	$1,196
International Business Machines Corp.	12,095	2,932
		4,128
Leisure Products – 0.4%
Hasbro, Inc.	15,268	1,429
Life Sciences Tools & Services – 0.7%
Mettler-Toledo International, Inc.*	1,018	1,284
Waters Corp.*	3,685	1,097
		2,381
Machinery – 2.0%
Caterpillar, Inc.	4,581	3,246
Illinois Tool Works, Inc.	6,189	1,611
Otis Worldwide Corp.	2,687	207
Parker-Hannifin Corp.	317	284
Pentair PLC	12,482	1,087
		6,435
Metals & Mining – 0.5%
Newmont Corp.	13,828	1,497
Multi-Utilities – 0.5%
Consolidated Edison, Inc.	15,493	1,753
Office Real Estate Investment Trusts – 0.3%
Kilroy Realty Corp.†	34,659	978
Oil, Gas & Consumable Fuels – 1.0%
Cheniere Energy, Inc.	6,167	1,750
Exxon Mobil Corp.	8,435	1,431
		3,181
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	32,922	1,997
Eli Lilly & Co.	2,656	2,443
Johnson & Johnson	8,907	2,177
Merck & Co., Inc.	13,340	1,604
Pfizer, Inc.	107,261	3,012
Zoetis, Inc.	10,702	1,265
		12,498
Professional Services – 1.6%
Automatic Data Processing, Inc.	8,581	1,744
Broadridge Financial Solutions, Inc.	5,667	921
ExlService Holdings, Inc.*	20,852	635
Paychex, Inc.	2,005	185
Paycom Software, Inc.	1,078	131
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Professional Services – 1.6%continued
Paylocity Holding Corp.*	5,872	$634
Verisk Analytics, Inc.	4,555	864
		5,114
Real Estate Management & Development – 0.8%
CBRE Group, Inc., Class A*	9,657	1,308
Jones Lang LaSalle, Inc.*	4,098	1,247
		2,555
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	5,524	902
Retail Real Estate Investment Trusts – 0.1%
Brixmor Property Group, Inc.	6,497	187
Semiconductors & Semiconductor Equipment – 13.7%
Advanced Micro Devices, Inc.*	786	160
Applied Materials, Inc.	12,794	4,373
Broadcom, Inc.	31,227	9,665
KLA Corp.	714	1,051
Lam Research Corp.	18,873	4,032
Micron Technology, Inc.	1,004	339
NVIDIA Corp.	136,612	23,825
QUALCOMM, Inc.	6,255	806
		44,251
Software – 8.5%
Adobe, Inc.*	7,091	1,724
AppLovin Corp., Class A*	2,695	1,073
Autodesk, Inc.*	5,032	1,205
Bentley Systems, Inc., Class B	4,279	150
Cadence Design Systems, Inc.*	3,646	1,013
Dropbox, Inc., Class A*	38,494	874
Intuit, Inc.	5,354	2,315
Manhattan Associates, Inc.*	999	133
Microsoft Corp.	40,974	15,167
Palantir Technologies, Inc., Class A*	2,179	319
PTC, Inc.*	6,836	974
Salesforce, Inc.	11,438	2,135
Teradata Corp.*	8,373	215
		27,297
Specialized Real Estate Investment Trusts – 0.5%
American Tower Corp.	7,252	1,251
VICI Properties, Inc.	18,359	502
		1,753
Specialty Retail – 1.8%
Best Buy Co., Inc.	6,070	390
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  197 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%continued
Specialty Retail – 1.8%continued
Home Depot (The), Inc.	8,690	$2,858
Lowe's Cos., Inc.	3,460	817
Ulta Beauty, Inc.*	891	466
Williams-Sonoma, Inc.	6,889	1,256
		5,787
Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	82,835	21,023
HP, Inc.	10,126	195
NetApp, Inc.	5,181	530
Western Digital Corp.	3,190	863
		22,611
Textiles, Apparel & Luxury Goods – 1.0%
Crocs, Inc.*	9,833	817
Deckers Outdoor Corp.*	9,273	928
Tapestry, Inc.	11,227	1,584
		3,329
Trading Companies & Distributors – 0.8%
Fastenal Co.	31,855	1,478
W.W. Grainger, Inc.	1,155	1,260
		2,738
Wireless Telecommunication Services – 0.6%
Millicom International Cellular S.A.	24,367	1,826
Total Common Stocks
(Cost $192,750)		314,330

INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(1) (2) (3)	1,800,611	1,801
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(1) (2)	6,766,398	6,766
Total Investment Companies
(Cost $8,567)		8,567

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
3.59%, 5/7/26(4) (5)	$570	$568
Total Short-Term Investments
(Cost $568)		568

Total Investments – 100.4%
(Cost $201,885)		323,465
Liabilities less Other Assets – (0.4%)		(1,334)
NET ASSETS – 100.0%		$322,131

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of March 31, 2026 is disclosed.
(3)	Investment of cash collateral received from securities lending activities.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	23	$7,556	Long	6/26	$(168)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
EQUITY FUNDS 198 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$314,330	$—	$—	$314,330
Investment Companies	8,567	—	—	8,567
Short-Term Investments	—	568	—	568
Total Investments	$322,897	$568	$—	$323,465
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(168)	$—	$—	$(168)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$10,478	$8,677	$1,801	1,800,611	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,176	43,466	41,876	6,766	6,766,398	193
Total	$5,176	$53,944	$50,553	$8,567	8,567,009	$194

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  199 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)
Australia – 1.2%
ANZ Group Holdings Ltd.	138,756	$3,488
APA Group	62,258	428
Aristocrat Leisure Ltd.	25,304	804
ASX Ltd.	9,430	342
Brambles Ltd.	62,237	973
CAR Group Ltd.	16,832	272
Cochlear Ltd.	2,893	340
Coles Group Ltd.	61,787	938
Computershare Ltd.	24,226	478
CSL Ltd.	22,549	2,215
Evolution Mining Ltd.	93,800	850
Fortescue Ltd.	78,564	1,110
Goodman Group	95,669	1,703
Lynas Rare Earths Ltd.*	41,663	566
Macquarie Group Ltd.	16,869	2,393
Northern Star Resources Ltd.	62,161	908
QBE Insurance Group Ltd.	68,625	1,008
REA Group Ltd.	2,606	289
South32 Ltd.	202,600	609
Suncorp Group Ltd.	48,481	541
Transurban Group	143,895	1,399
WiseTech Global Ltd.	9,245	252
Woodside Energy Group Ltd.	87,158	2,079
		23,985
Austria – 0.0%
OMV A.G.	6,883	500
Verbund A.G.	3,266	249
		749
Belgium – 0.1%
Ageas S.A./N.V.	6,749	494
Elia Group S.A./N.V.	2,224	341
KBC Group N.V.	10,410	1,273
Lotus Bakeries N.V.	20	227
Syensqo S.A.	3,500	202
		2,537
Brazil – 0.4%
MercadoLibre, Inc.*	2,103	3,636
Wheaton Precious Metals Corp.	20,856	2,738
Yara International ASA	8,185	476
		6,850
Canada – 3.3%
Agnico Eagle Mines Ltd.	23,360	4,742
Bank of Montreal	32,819	4,445
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Canada – 3.3%continued
Bank of Nova Scotia (The)	56,678	$3,931
Brookfield Corp.	94,976	3,849
CAE, Inc.*	14,187	369
Cameco Corp.	19,987	2,174
Canadian National Railway Co.	24,526	2,524
Canadian Tire Corp. Ltd., Class A	2,544	342
CGI, Inc.	9,421	689
Dollarama, Inc.	12,505	1,535
Element Fleet Management Corp.	18,338	398
Enbridge, Inc.	100,983	5,474
FirstService Corp.	1,927	268
Fortis, Inc.	23,157	1,292
George Weston Ltd.	7,719	545
Hydro One Ltd.	15,248	630
Imperial Oil Ltd.	8,136	1,066
Intact Financial Corp.	8,208	1,487
Keyera Corp.	10,222	395
Kinross Gold Corp.	55,040	1,683
Loblaw Cos. Ltd.	27,423	1,250
Metro, Inc.	9,239	632
National Bank of Canada	17,995	2,329
Nutrien Ltd.	22,306	1,684
Open Text Corp.	10,970	244
Pembina Pipeline Corp.	27,257	1,220
RB Global, Inc.	8,434	809
Rogers Communications, Inc., Class B	16,550	636
Shopify, Inc., Class A*	56,242	6,673
Sun Life Financial, Inc.	25,478	1,596
TELUS Corp.	18,800	242
TELUS Corp. (TSX)	3,799	49
Thomson Reuters Corp.	7,132	644
Toronto-Dominion Bank (The)	78,168	7,300
WSP Global, Inc.	6,080	946
		64,092
Chile – 0.1%
Antofagasta PLC	18,191	809
Lundin Mining Corp.	31,196	778
		1,587
China – 0.1%
Prosus N.V.*	60,913	2,784
Congo, The Democ. Rep. of – 0.0%
Ivanhoe Mines Ltd., Class A*	36,938	316
See Notes to the Financial Statements.
EQUITY FUNDS 200 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Denmark – 0.7%
Coloplast A/S, Class B	5,780	$394
DSV A/S	9,393	2,244
Genmab A/S*	2,824	756
Novo Nordisk A/S, Class B	147,977	5,453
Novonesis (Novozymes) B	16,148	955
Orsted A.S.(2) *	23,487	575
Pandora A/S	3,745	263
ROCKWOOL A/S, Class B	5,304	148
Tryg A/S	16,952	406
Vestas Wind Systems A/S	45,852	1,373
		12,567
Finland – 0.4%
Elisa OYJ	6,431	312
Kesko OYJ, Class B	12,014	266
Kone OYJ, Class B	15,423	983
Metso OYJ	31,672	548
Neste OYJ	19,425	627
Nokia OYJ	240,566	1,917
Sampo OYJ, Class A	109,039	1,169
Stora Enso OYJ (Registered)	26,687	314
UPM-Kymmene OYJ	23,970	746
		6,882
France – 2.8%
Aeroports de Paris S.A.†	1,504	183
Air Liquide S.A.	27,011	5,564
AXA S.A.	77,127	3,536
BNP Paribas S.A.	46,513	4,431
Bouygues S.A.	8,711	503
Bureau Veritas S.A.	15,362	461
Carrefour S.A.	27,239	502
Cie Generale des Etablissements Michelin S.C.A.	30,418	1,036
Covivio S.A./France	3,139	188
Credit Agricole S.A.	47,481	891
Danone S.A.	29,700	2,385
Dassault Systemes S.E.	30,515	621
Eiffage S.A.	3,190	490
EssilorLuxottica S.A.	13,987	3,255
Gecina S.A.	2,410	191
Getlink S.E.	14,606	315
Hermes International S.C.A.	1,477	2,821
Kering S.A.	3,399	1,028
Legrand S.A.	12,025	1,858
L'Oreal S.A.	11,028	4,522
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
France – 2.8%continued
LVMH Moet Hennessy Louis Vuitton S.E.	11,442	$6,360
Publicis Groupe S.A.	10,751	889
Rexel S.A.	10,940	428
Societe Generale S.A.	32,116	2,345
TotalEnergies S.E.	91,883	8,484
		53,287
Germany – 1.0%
adidas A.G.	7,759	1,223
Beiersdorf A.G.	4,341	384
Commerzbank A.G.	33,756	1,212
Deutsche Boerse A.G.	8,714	2,534
Deutsche Lufthansa A.G. (Registered)	27,068	223
Eurofins Scientific S.E.	5,178	379
Evonik Industries A.G.	11,646	226
GEA Group A.G.	6,794	480
Heidelberg Materials A.G.	6,153	1,267
Henkel A.G. & Co. KGaA	4,762	341
Infineon Technologies A.G.	60,102	2,641
Knorr-Bremse A.G.	3,360	375
LEG Immobilien S.E.	3,491	227
Merck KGaA	6,188	769
MTU Aero Engines A.G.	2,479	888
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	6,070	3,781
Scout24 S.E.	3,501	268
Symrise A.G.	6,028	510
Vonovia S.E.	34,970	871
Zalando S.E.*	9,628	230
		18,829
Hong Kong – 0.6%
AIA Group Ltd.	484,600	5,444
CK Infrastructure Holdings Ltd.	29,500	235
HKT Trust & HKT Ltd.	181,000	282
Hong Kong & China Gas Co. Ltd.	513,463	471
Hong Kong Exchanges & Clearing Ltd.	55,200	2,798
MTR Corp. Ltd.	74,126	304
Prudential PLC	116,632	1,627
Sino Land Co. Ltd.	172,380	257
Swire Pacific Ltd., Class A†	17,500	192
WH Group Ltd.(2)	398,000	524
		12,134
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  201 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Ireland – 0.1%
AerCap Holdings N.V.	7,891	$1,082
Kerry Group PLC, Class A	7,330	581
Kingspan Group PLC	6,824	576
		2,239
Israel – 0.0%
Nice Ltd.*	2,787	307
Italy – 0.7%
Coca-Cola HBC A.G. - CDI*	10,391	589
Enel S.p.A.	378,856	4,125
FinecoBank Banca Fineco S.p.A.	27,622	613
Generali	39,088	1,576
Intesa Sanpaolo S.p.A.	641,108	3,897
Moncler S.p.A.	10,900	657
Poste Italiane S.p.A.	22,561	531
Prysmian S.p.A.	12,940	1,513
		13,501
Japan – 6.2%
Aeon Co. Ltd.	102,800	1,227
Ajinomoto Co., Inc.	41,400	1,161
ANA Holdings, Inc.	6,800	121
Asahi Kasei Corp.	59,300	574
Asics Corp.	31,800	846
Astellas Pharma, Inc.	83,400	1,362
Bandai Namco Holdings, Inc.	27,100	669
Bridgestone Corp.	52,600	1,092
Capcom Co. Ltd.	15,300	324
Dai Nippon Printing Co. Ltd.	18,100	329
Daifuku Co. Ltd.	14,800	517
Daiichi Life Group, Inc.	160,700	1,468
Daiichi Sankyo Co. Ltd.	84,100	1,483
Daikin Industries Ltd.	12,400	1,504
Daiwa House Industry Co. Ltd.	28,700	897
Daiwa Securities Group, Inc.	60,800	572
Denso Corp.	81,200	1,008
Disco Corp.	4,200	1,683
East Japan Railway Co.	44,200	1,009
Ebara Corp.	21,200	597
Eisai Co. Ltd.	12,605	392
ENEOS Holdings, Inc.	128,400	1,146
FANUC Corp.	43,100	1,501
Fast Retailing Co. Ltd.	8,800	3,503
Fuji Electric Co. Ltd.	6,400	448
FUJIFILM Holdings Corp.	53,100	1,009
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 6.2%continued
Fujitsu Ltd.	81,500	$1,656
Hankyu Hanshin Holdings, Inc.	10,600	306
Hitachi Ltd.	212,400	6,208
Hoya Corp.	15,600	2,691
Ibiden Co. Ltd.	11,000	539
Isuzu Motors Ltd.	24,700	355
ITOCHU Corp.	278,100	3,535
JFE Holdings, Inc.	26,100	304
Kao Corp.	20,600	805
KDDI Corp.	135,000	2,312
Kikkoman Corp.	31,300	285
Komatsu Ltd.	43,700	1,715
Konami Group Corp.	4,600	572
Kubota Corp.	46,300	731
LY Corp.	120,700	293
Marubeni Corp.	66,300	2,438
MatsukiyoCocokara & Co.	15,800	253
Mitsubishi Chemical Group Corp.	56,800	329
Mitsubishi Estate Co. Ltd.	48,300	1,337
Mitsui Fudosan Co. Ltd.	120,400	1,274
Mitsui OSK Lines Ltd.	15,800	654
Mizuho Financial Group, Inc.	115,600	4,614
MonotaRO Co. Ltd.	12,800	138
MS&AD Insurance Group Holdings, Inc.	60,600	1,586
NEC Corp.	58,800	1,465
Nexon Co. Ltd.	16,800	317
Nippon Paint Holdings Co. Ltd.	42,000	262
Nippon Steel Corp.	223,300	820
Nippon Yusen K.K.	18,900	694
Nitori Holdings Co. Ltd.	18,400	292
Nitto Denko Corp.	31,300	626
Nomura Holdings, Inc.	139,900	1,107
Nomura Research Institute Ltd.	17,076	473
Obayashi Corp.	29,700	715
Oriental Land Co. Ltd.	49,000	834
ORIX Corp.	53,600	1,606
Osaka Gas Co. Ltd.	16,000	649
Pan Pacific International Holdings Corp.	89,800	551
Panasonic Holdings Corp.	106,400	1,767
Rakuten Group, Inc.*	66,100	308
Recruit Holdings Co. Ltd.	65,000	2,812
Renesas Electronics Corp.	83,500	1,186
Ryohin Keikaku Co. Ltd.	23,300	496
See Notes to the Financial Statements.
EQUITY FUNDS 202 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 6.2%continued
Sanrio Co. Ltd.	41,500	$256
Secom Co. Ltd.	18,000	691
Seibu Holdings, Inc.	9,600	268
Sekisui Chemical Co. Ltd.	17,800	297
Sekisui House Ltd.	26,900	601
Shimadzu Corp.	11,100	263
Shimano, Inc.	3,400	356
Shimizu Corp.	22,700	409
Shin-Etsu Chemical Co. Ltd.	77,700	3,161
Shiseido Co. Ltd.	17,900	367
SoftBank Corp.	1,327,900	1,772
SoftBank Group Corp.	170,900	4,107
Sompo Holdings, Inc.	40,700	1,590
Sony Group Corp.	285,300	5,885
Subaru Corp.	26,400	422
Sumitomo Metal Mining Co. Ltd.	11,600	673
Sumitomo Mitsui Financial Group, Inc.	170,500	5,620
Sumitomo Mitsui Trust Group, Inc.	29,500	939
Suntory Beverage & Food Ltd.	5,800	164
Sysmex Corp.	22,626	197
T&D Holdings, Inc.	21,000	534
TDK Corp.	88,500	1,147
TIS, Inc.	9,800	211
Toho Co. Ltd.	25,500	269
Tokio Marine Holdings, Inc.	84,400	3,941
Tokyo Electron Ltd.	20,600	5,038
Tokyo Gas Co. Ltd.	14,400	680
Tokyu Corp.	22,600	267
Toray Industries, Inc.	62,000	437
Unicharm Corp.	49,900	291
West Japan Railway Co.	18,200	361
Yamaha Motor Co. Ltd.	40,400	288
Yokogawa Electric Corp.	10,100	313
Yokohama Financial Group, Inc.	49,000	436
ZOZO, Inc.	22,800	159
		120,762
Netherlands – 1.9%
Akzo Nobel N.V.	8,226	472
ASML Holding N.V.	17,936	23,741
ASR Nederland N.V.	7,003	482
ING Groep N.V.	134,616	3,517
Koninklijke Ahold Delhaize N.V.	40,721	1,901
Koninklijke KPN N.V.	177,901	990
NN Group N.V.	11,850	927
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Netherlands – 1.9%continued
NXP Semiconductors N.V.	11,488	$2,262
Randstad N.V.	4,696	123
Universal Music Group N.V.	49,801	966
Wolters Kluwer N.V.	10,550	789
		36,170
New Zealand – 0.1%
Auckland International Airport Ltd.	81,545	374
Contact Energy Ltd.	37,751	201
Meridian Energy Ltd.	60,296	193
Xero Ltd.*	8,613	461
		1,229
Norway – 0.3%
Aker BP ASA	14,556	534
DNB Bank ASA	40,273	1,256
Equinor ASA	35,124	1,487
Gjensidige Forsikring ASA	10,577	276
Mowi ASA	21,558	490
Norsk Hydro ASA	61,441	651
Orkla ASA	31,952	402
Telenor ASA	30,105	530
		5,626
Poland – 0.0%
InPost S.A.*	11,374	200
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
EDP S.A.	144,130	763
Galp Energia SGPS S.A.	20,076	488
Jeronimo Martins SGPS S.A.	13,504	324
		1,575
Singapore – 0.3%
CapitaLand Ascendas REIT	182,900	353
CapitaLand Investment Ltd.†	105,058	224
Grab Holdings Ltd., Class A*	109,397	400
Keppel Ltd.	65,500	608
Sembcorp Industries Ltd.	44,000	229
Singapore Exchange Ltd.	40,400	620
STMicroelectronics N.V.	31,090	1,067
United Overseas Bank Ltd.	57,300	1,648
		5,149
South Africa – 0.1%
Anglo American PLC	51,374	2,183
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  203 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Spain – 0.7%
ACS Actividades de Construccion y Servicios S.A.	8,169	$1,011
Aena SME S.A.(2)	34,328	1,022
Amadeus IT Group S.A.	20,805	1,183
Banco de Sabadell S.A.	231,968	834
Cellnex Telecom S.A.*	22,241	722
Endesa S.A.	14,396	607
Iberdrola S.A.	298,381	6,850
Redeia Corp. S.A.	19,514	330
Repsol S.A.	51,186	1,438
		13,997
Sweden – 0.9%
AddTech AB, Class B	12,490	424
Alfa Laval AB	13,264	724
Assa Abloy AB, Class B	46,444	1,665
Atlas Copco AB, Class A	123,030	2,164
Atlas Copco AB, Class B	72,654	1,129
Boliden AB*	13,676	726
Epiroc AB, Class A	29,516	725
Epiroc AB, Class B	19,836	426
EQT AB	22,683	696
Essity AB, Class B	28,812	743
Evolution AB	5,798	362
H&M Hennes & Mauritz AB, Class B	22,890	427
Holmen AB, Class B	3,548	127
Indutrade AB	11,722	271
Nibe Industrier AB, Class B	65,208	272
Sandvik AB	50,183	1,918
Skanska AB, Class B	15,907	429
SKF AB, Class B	15,145	362
Svenska Cellulosa AB S.C.A., Class B	26,069	302
Svenska Handelsbanken AB, Class A	68,779	898
Tele2 AB, Class B	24,663	507
Telia Co. AB	106,460	544
Volvo AB, Class B	72,930	2,379
		18,220
Switzerland – 1.3%
ABB Ltd. (Registered)	72,612	5,906
Banque Cantonale Vaudoise (Registered)	1,521	246
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	42	590
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	5	711
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Switzerland – 1.3%continued
DSM-Firmenich A.G.	8,224	$587
Geberit A.G. (Registered)	1,559	1,055
Givaudan S.A. (Registered)	429	1,451
Julius Baer Group Ltd.	9,815	723
Kuehne + Nagel International A.G. (Registered)	2,237	511
Logitech International S.A. (Registered)	7,240	662
Lonza Group A.G. (Registered)	3,250	2,079
SGS S.A. (Registered)†	7,552	799
Sika A.G. (Registered)	6,932	1,153
Sonova Holding A.G. (Registered)	2,403	545
Swiss Life Holding A.G. (Registered)	1,327	1,455
Swiss Prime Site A.G. (Registered)	3,709	628
Swisscom A.G. (Registered)	1,180	985
VAT Group A.G.	1,223	755
Zurich Insurance Group A.G.	6,818	4,861
		25,702
United Kingdom – 3.3%
3i Group PLC	45,040	1,476
Admiral Group PLC	11,519	486
Associated British Foods PLC	14,968	375
AstraZeneca PLC	71,755	14,015
Autotrader Group PLC	36,207	226
Aviva PLC	138,660	1,105
Barratt Redrow PLC	63,219	221
BT Group PLC	271,628	761
Bunzl PLC	14,336	430
Coca-Cola Europacific Partners PLC	9,798	888
HSBC Holdings PLC	795,033	13,009
Informa PLC	57,894	577
Intertek Group PLC	7,391	360
J Sainsbury PLC	81,663	367
Kingfisher PLC	82,304	313
Land Securities Group PLC	34,434	256
Legal & General Group PLC	256,442	845
Lloyds Banking Group PLC	2,734,193	3,379
M&G PLC	99,069	360
Melrose Industries PLC	60,635	408
National Grid PLC	227,694	3,839
Pearson PLC	26,863	353
Reckitt Benckiser Group PLC	29,467	2,000
RELX PLC	84,321	2,780
Rentokil Initial PLC	114,562	712
Sage Group (The) PLC	43,361	484
See Notes to the Financial Statements.
EQUITY FUNDS 204 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United Kingdom – 3.3%continued
Schroders PLC	31,979	$244
Segro PLC	62,328	542
Smiths Group PLC	14,034	427
Spirax Group PLC	3,458	309
SSE PLC	55,604	1,920
Standard Life PLC	31,572	286
Tesco PLC	298,315	1,881
Unilever PLC	101,174	5,673
Vodafone Group PLC	868,145	1,316
Whitbread PLC	7,943	241
		62,864
United States – 71.1%
3M Co.	24,470	3,554
Accenture PLC, Class A	28,509	5,653
Adobe, Inc.*	19,273	4,685
Advanced Micro Devices, Inc.*	75,221	15,302
Aflac, Inc.	22,826	2,504
Agilent Technologies, Inc.	13,162	1,500
Alcon A.G.	22,925	1,720
Allegion PLC	4,068	591
Allstate (The) Corp.	12,026	2,493
Alnylam Pharmaceuticals, Inc.*	6,115	2,023
Alphabet, Inc., Class A	268,868	77,316
Alphabet, Inc., Class C	224,699	64,457
American Express Co.	25,554	7,730
American Tower Corp.	21,457	3,703
American Water Works Co., Inc.	8,821	1,200
Ameriprise Financial, Inc.	4,275	1,900
Amgen, Inc.	24,906	8,763
Analog Devices, Inc.	22,655	7,207
Annaly Capital Management, Inc.	32,194	681
AP Moller - Maersk A/S, Class A†	127	308
AP Moller - Maersk A/S, Class B†	187	463
Applied Materials, Inc.	36,650	12,527
Aptiv PLC*	9,836	683
Arch Capital Group Ltd.*	17,057	1,637
Atlassian Corp., Class A*	7,499	512
Atmos Energy Corp.	7,529	1,391
Autodesk, Inc.*	9,902	2,371
Automatic Data Processing, Inc.	18,881	3,836
AutoZone, Inc.*	759	2,564
Avery Dennison Corp.	3,659	632
Axon Enterprise, Inc.*	3,472	1,475
Baker Hughes Co.	45,672	2,788
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 71.1%continued
Ball Corp.	11,892	$703
Bank of New York Mellon (The) Corp.	32,021	3,799
Best Buy Co., Inc.	8,845	568
Biogen, Inc.*	6,602	1,210
Blackrock, Inc.	6,825	6,564
Booking Holdings, Inc.	1,492	6,282
Bristol-Myers Squibb Co.	93,490	5,670
Broadridge Financial Solutions, Inc.	5,411	879
Bunge Global S.A.	6,477	824
Burlington Stores, Inc.*	2,888	940
C.H. Robinson Worldwide, Inc.	5,393	896
Cadence Design Systems, Inc.*	12,553	3,488
Capital One Financial Corp.	29,545	5,390
Carrier Global Corp.	35,287	1,987
Caterpillar, Inc.	21,636	15,328
Cboe Global Markets, Inc.	4,863	1,367
CBRE Group, Inc., Class A*	13,744	1,862
Cencora, Inc.	8,507	2,672
Charles Schwab (The) Corp.	78,104	7,340
Charter Communications, Inc., Class A*	4,034	871
Cheniere Energy, Inc.	10,057	2,854
Church & Dwight Co., Inc.	10,893	1,017
Cigna Group (The)	12,319	3,286
Cintas Corp.	16,607	2,809
Citizens Financial Group, Inc.	19,628	1,177
Clorox (The) Co.	5,481	568
CMS Energy Corp.	14,325	1,111
CNH Industrial N.V.	39,957	440
Coca-Cola (The) Co.	188,782	14,357
Colgate-Palmolive Co.	35,124	2,994
Comcast Corp., Class A	167,040	4,796
Consolidated Edison, Inc.	16,673	1,887
Cooper (The) Cos., Inc.*	9,227	660
CRH PLC	30,827	3,241
Crown Castle, Inc.	20,213	1,644
CSX Corp.	85,446	3,508
Cummins, Inc.	6,402	3,444
D.R. Horton, Inc.	12,175	1,671
Danaher Corp.	29,240	5,544
Darden Restaurants, Inc.	5,430	1,064
Deckers Outdoor Corp.*	6,730	674
Deere & Co.	11,884	6,694
Delta Air Lines, Inc.	7,685	511
Dexcom, Inc.*	17,775	1,116
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  205 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 71.1%continued
Dick's Sporting Goods, Inc.	2,995	$594
Digital Realty Trust, Inc.	15,765	2,841
Dollar General Corp.	9,971	1,184
Dover Corp.	6,298	1,313
Eaton Corp. PLC	17,973	6,428
eBay, Inc.	20,844	1,897
Ecolab, Inc.	11,813	3,142
Edison International	17,562	1,285
Edwards Lifesciences Corp.*	26,487	2,121
Electronic Arts, Inc.	10,996	2,242
Elevance Health, Inc.	10,215	2,990
Eli Lilly & Co.	37,118	34,140
EMCOR Group, Inc.	2,065	1,525
Equinix, Inc.	4,507	4,418
Equitable Holdings, Inc.	13,332	495
Estee Lauder (The) Cos., Inc., Class A	11,344	814
Eversource Energy	17,459	1,210
Exelon Corp.	46,774	2,293
Expeditors International of Washington, Inc.	6,151	881
Fair Isaac Corp.*	1,085	1,158
Ferguson Enterprises, Inc.	8,910	2,078
Ferrovial S.E.	24,379	1,585
Fidelity National Information Services, Inc.	23,649	1,109
First Solar, Inc.*	4,632	914
Fiserv, Inc.*	24,685	1,377
Fortive Corp.	15,780	872
Fox Corp., Class A	9,488	554
Fox Corp., Class B	6,954	369
Garmin Ltd.	7,577	1,758
Gartner, Inc.*	3,434	544
General Electric Co.	48,722	13,826
General Mills, Inc.	24,178	900
Genuine Parts Co.	6,233	659
Gilead Sciences, Inc.	57,321	7,989
Graco, Inc.	7,815	662
Halliburton Co.	38,841	1,514
Hartford Insurance Group (The), Inc.	12,845	1,737
HCA Healthcare, Inc.	7,363	3,484
Healthpeak Properties, Inc.	33,967	558
Hewlett Packard Enterprise Co.	61,593	1,467
Hilton Worldwide Holdings, Inc.	10,818	3,290
Hologic, Inc.*	10,535	796
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 71.1%continued
Home Depot (The), Inc.	46,035	$15,140
Hormel Foods Corp.	13,333	302
HP, Inc.	42,953	825
Hubbell, Inc.	2,475	1,215
HubSpot, Inc.*	2,275	555
Humana, Inc.	5,454	946
Huntington Bancshares, Inc.	94,105	1,473
IDEX Corp.	3,453	654
IDEXX Laboratories, Inc.*	3,718	2,089
Illinois Tool Works, Inc.	12,821	3,337
Incyte Corp.*	7,667	722
Ingersoll Rand, Inc.	18,114	1,451
Insulet Corp.*	3,218	675
Intel Corp.*	208,852	9,217
Intercontinental Exchange, Inc.	26,278	4,133
International Business Machines Corp.	43,223	10,477
International Flavors & Fragrances, Inc.	11,624	843
International Paper Co.	22,729	811
Intuit, Inc.	12,874	5,566
IQVIA Holdings, Inc.*	7,795	1,329
Iron Mountain, Inc.	13,381	1,367
JB Hunt Transport Services, Inc.	3,537	749
Johnson & Johnson	111,254	27,195
Johnson Controls International PLC	28,209	3,694
Kenvue, Inc.	87,363	1,506
Keurig Dr. Pepper, Inc.	58,656	1,544
KeyCorp	42,626	855
Keysight Technologies, Inc.*	7,958	2,247
Kimberly-Clark Corp.	15,332	1,479
Kroger (The) Co.	27,858	2,016
Labcorp Holdings, Inc.	3,766	1,005
Lam Research Corp.	58,076	12,408
Lennox International, Inc.	1,509	700
Linde PLC	21,582	10,699
Lowe's Cos., Inc.	25,961	6,134
LPL Financial Holdings, Inc.	3,673	1,105
Lululemon Athletica, Inc.*	4,977	762
LyondellBasell Industries N.V., Class A	11,799	951
Marathon Petroleum Corp.	13,907	3,396
Marsh & McLennan Cos., Inc.	22,581	3,917
Martin Marietta Materials, Inc.	2,837	1,670
Marvell Technology, Inc.	39,158	3,879
Mastercard, Inc., Class A	39,136	19,555
McCormick & Co., Inc. (Non Voting)	11,313	571
See Notes to the Financial Statements.
EQUITY FUNDS 206 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 71.1%continued
McDonald's Corp.	32,892	$10,222
Merck & Co., Inc.	114,690	13,796
Mettler-Toledo International, Inc.*	940	1,186
Microsoft Corp.	326,188	120,745
Monster Beverage Corp.*	33,682	2,441
Moody's Corp.	7,435	3,243
Morgan Stanley	55,014	9,054
Nasdaq, Inc.(4)	20,858	1,771
NetApp, Inc.	9,342	957
Neurocrine Biosciences, Inc.*	4,575	603
Newmont Corp.	50,518	5,469
NiSource, Inc.	22,312	1,041
Northern Trust Corp.(4)	8,673	1,210
Novartis A.G. (Registered)	87,935	13,351
NRG Energy, Inc.	9,358	1,368
Nucor Corp.	10,472	1,771
NVIDIA Corp.	1,122,413	195,749
NVR, Inc.*	126	830
Oklo, Inc.*	5,043	250
Old Dominion Freight Line, Inc.	8,665	1,693
Omnicom Group, Inc.	14,528	1,094
ONEOK, Inc.	29,043	2,625
O'Reilly Automotive, Inc.*	38,776	3,579
Palo Alto Networks, Inc.*	37,180	5,961
Paychex, Inc.	15,488	1,427
PayPal Holdings, Inc.	41,219	1,864
Pentair PLC	7,769	677
PepsiCo, Inc.	63,207	9,815
Phillips 66	18,507	3,372
PNC Financial Services Group (The), Inc.	18,044	3,755
PPG Industries, Inc.	10,374	1,109
Principal Financial Group, Inc.	10,418	939
Procter & Gamble (The) Co.	107,997	15,599
Progressive (The) Corp.	26,979	5,348
Prologis, Inc.	43,024	5,687
Prudential Financial, Inc.	16,139	1,577
PTC, Inc.*	5,456	777
PulteGroup, Inc.	8,963	1,054
QIAGEN N.V.	9,912	397
Quanta Services, Inc.	6,852	3,762
Quest Diagnostics, Inc.	5,045	989
Raymond James Financial, Inc.	8,600	1,245
Regions Financial Corp.	40,766	1,065
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 71.1%continued
Rivian Automotive, Inc., Class A* †	36,209	$545
Rockwell Automation, Inc.	5,227	1,876
Royalty Pharma PLC, Class A	18,674	896
S&P Global, Inc.	14,332	6,096
Salesforce, Inc.	43,190	8,062
SBA Communications Corp.	4,785	824
Schneider Electric S.E.	25,379	6,971
Seagate Technology Holdings PLC	9,989	3,913
Sempra	30,345	2,949
ServiceNow, Inc.*	48,162	5,035
SLB Ltd.	68,601	3,525
Smurfit WestRock PLC	23,745	942
Solventum Corp.*	7,101	464
Spotify Technology S.A.*	7,225	3,503
State Street Corp.	13,138	1,663
Steel Dynamics, Inc.	6,302	1,134
STERIS PLC	4,430	980
Sunbelt Rentals Holdings, Inc.	19,219	1,227
Swiss Re A.G.	13,738	2,294
Synchrony Financial	16,574	1,127
Synopsys, Inc.*	8,816	3,495
Sysco Corp.	21,928	1,564
T. Rowe Price Group, Inc.	10,034	904
Take-Two Interactive Software, Inc.*	8,671	1,713
Targa Resources Corp.	9,802	2,458
Target Corp.	21,007	2,546
Tesla, Inc.*	130,587	48,546
Texas Instruments, Inc.	42,007	8,155
TJX (The) Cos., Inc.	51,425	8,213
Tractor Supply Co.	24,775	1,122
Trane Technologies PLC	10,167	4,237
TransUnion	9,220	638
Travelers (The) Cos., Inc.	10,264	2,994
Trimble, Inc.*	10,721	699
Truist Financial Corp.	58,547	2,691
Twilio, Inc., Class A*	6,877	865
U.S. Bancorp	72,143	3,752
Ulta Beauty, Inc.*	2,054	1,074
Union Pacific Corp.	27,449	6,660
United Parcel Service, Inc., Class B	33,953	3,340
United Rentals, Inc.	2,906	2,117
Valero Energy Corp.	14,012	3,462
Veeva Systems, Inc., Class A*	7,066	1,241
Veralto Corp.	11,493	1,016
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  207 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 71.1%continued
Verizon Communications, Inc.	194,961	$9,787
Vertex Pharmaceuticals, Inc.*	11,736	5,241
Visa, Inc., Class A	77,919	23,550
W.W. Grainger, Inc.	2,099	2,290
Walt Disney (The) Co.	82,675	7,968
Waters Corp.*	4,459	1,328
Welltower, Inc.	31,711	6,270
West Pharmaceutical Services, Inc.	3,236	811
Western Digital Corp.	15,787	4,270
Weyerhaeuser Co.	33,015	807
Williams (The) Cos., Inc.	56,398	4,105
Williams-Sonoma, Inc.	5,575	1,016
Willis Towers Watson PLC	4,473	1,300
Workday, Inc., Class A*	9,862	1,281
Xylem, Inc.	11,321	1,353
Yum! Brands, Inc.	12,740	1,981
Zimmer Biomet Holdings, Inc.	8,994	813
Zoetis, Inc.	20,465	2,419
Zscaler, Inc.*	4,676	656
		1,377,294
Total Common Stocks
(Cost $967,345)		1,893,617

CONVERTIBLE PREFERRED STOCKS – 0.0% (1)
Germany – 0.0%
Sartorius A.G., 0.35%(5)	1,200	293
Total Convertible Preferred Stocks
(Cost $302)		293

PREFERRED STOCKS – 0.0% (1)
Germany – 0.0%
Henkel A.G. & Co. KGaA, 3.13%(5)	7,254	557
Total Preferred Stocks
(Cost $508)		557

RIGHTS – 0.0%
Singapore – 0.0%
CapitaLand Ascendas*	5,121	1
	NUMBER OF SHARES	VALUE (000S)

United States – 0.0%
ABIOMED, Inc. (Contingent Value Rights)(3) (6) (7) *	2,380	$—
Total Rights
(Cost $—)		1

INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(8) (9) (10)	695,691	696
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(8) (9)	27,958,895	27,959
Total Investment Companies
(Cost $28,655)		28,655

Total Investments – 99.3%
(Cost $996,810)		1,923,123
Other Assets less Liabilities – 0.7%		14,100
Net Assets – 100.0%		$1,937,223

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately $2,121,000 or 0.1% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Restricted security. At March 31, 2026, the value of this restricted security amounted to $0 or 0.0% of net assets. Additional information on this restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ABIOMED, Inc. (Contingent Value Rights)	12/23/22	$—

(7)	Value rounds to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of March 31, 2026 is disclosed.
(10)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

See Notes to the Financial Statements.
EQUITY FUNDS 208 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

SPI – Standardized Precipitation Index

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	British Pound	316	United States Dollar	420	6/17/26	$2
Bank of Montreal	Hong Kong Dollar	4,721	United States Dollar	606	6/17/26	1
Barclays	Euro	200	United States Dollar	233	6/17/26	1
BNP Paribas	New Zealand Dollar	124	United States Dollar	73	6/17/26	2
JPMorgan Chase	United States Dollar	138	Euro	120	6/17/26	1
Morgan Stanley	Australian Dollar	146	United States Dollar	103	6/17/26	2
Morgan Stanley	Canadian Dollar	91	United States Dollar	67	6/17/26	1
Morgan Stanley	Swiss Franc	316	United States Dollar	405	6/17/26	7
Toronto-Dominion Bank	United States Dollar	2,031	Euro	1,751	6/17/26	—*
Subtotal Appreciation						17
Bank of Montreal	Danish Krone	1,528	United States Dollar	237	6/17/26	(— )*
Bank of Montreal	United States Dollar	1,511	Canadian Dollar	2,047	6/17/26	(34)
Citibank	Euro	330	United States Dollar	380	6/17/26	(3)
Citibank	Japanese Yen	217,550	United States Dollar	1,372	6/17/26	(8)
Citibank	Swiss Franc	280	United States Dollar	353	6/17/26	(— )*
JPMorgan Chase	United States Dollar	2,315	Japanese Yen	364,903	6/17/26	(1)
Morgan Stanley	United States Dollar	70	Australian Dollar	98	6/17/26	(2)
Toronto-Dominion Bank	United States Dollar	1,317	British Pound	984	6/17/26	(15)
UBS	United States Dollar	153	Swiss Franc	118	6/17/26	(3)
Subtotal Depreciation						(66)
Total						$(49)

*	Amount rounds to less than one thousand.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500 (United States Dollar)	93	$30,554	Long	6/26	$(685)
Euro Stoxx 50 (Euro)	75	4,764	Long	6/26	(131)
FTSE 100 Index (British Pound)	11	1,485	Long	6/26	(14)
S&P/TSX 60 Index (Canadian Dollar)	2	549	Long	6/26	3
SPI 200 Index (Australian Dollar)	8	1,175	Long	6/26	(6)
Topix Index (Japanese Yen)	10	2,208	Long	6/26	(55)
Total					$(888)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At March 31, 2026, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	26.5%
Financials	15.8
Health Care	10.7
Industrials	10.1
Communication Services	9.9
Consumer Discretionary	8.7
Consumer Staples	4.7
Materials	4.3
Energy	3.0
Utilities	2.2
Real Estate	1.9
Short-Term Investments	1.5
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  209 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued	March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on March 31, 2026 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$6,374	$476	$—	$6,850
Canada	64,092	—	—	64,092
Chile	778	809	—	1,587
Congo, The Democ. Rep. of	316	—	—	316
Ireland	1,082	1,157	—	2,239
Netherlands	2,262	33,908	—	36,170
Singapore	400	4,749	—	5,149
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
United Kingdom	$888	$61,976	$—	$62,864
United States	1,348,036	29,258	—	1,377,294
All Other Countries(1)	—	337,056	—	337,056
Total Common Stocks	1,424,228	469,389	—	1,893,617
Convertible Preferred Stocks	—	293	—	293
Preferred Stocks	—	557	—	557
Rights	—	1	— *	1
Investment Companies	28,655	—	—	28,655
Total Investments	$1,452,883	$470,240	$—	$1,923,123
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$17	$—	$17
Futures Contracts	3	—	—	3
Liabilities
Forward Foreign Currency Exchange Contracts	—	(66)	—	(66)
Futures Contracts	(891)	—	—	(891)
Total Other Financial Instruments	$(888)	$(49)	$—	$(937)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Nasdaq, Inc.	$1,697	$186	$315	$113	$90	$1,771	20,858	$23
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	7,780	7,084	—	—	696	695,691	1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	33,984	231,057	237,082	—	—	27,959	27,958,895	731
Northern Trust Corp.	1,073	—	257	333	61	1,210	8,673	29
Total	$36,754	$239,023	$244,738	$446	$151	$31,636	28,684,117	$784

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
EQUITY FUNDS 210 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

Notes to the financial statements	March 31, 2026
1. ORGANIZATION
Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 49 funds as of March 31, 2026. The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index, U.S. Quality ESG and World Selection Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein and has its own investment objective (e.g., long-term capital appreciation or total return).
The Global Tactical Asset Allocation Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”), including mutual funds and ETFs for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate acts as investment adviser (collectively, the “Underlying Funds”), and other securities and investments not issued by mutual funds. References to the “Fund” or “Funds” herein may include references to the “Underlying Funds”, as applicable.
Except for the Small Cap Core, U.S. Quality ESG and World Selection Index Funds, each Fund is authorized to issue one class of shares designated as the “Shares” class. The Small Cap Core, U.S. Quality ESG and World Selection Index Funds are authorized to issue two classes of shares designated as Class K shares and Class I shares.
NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to each Fund and as securities lending agent to each Fund except for the Global Tactical Asset Allocation Fund. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.
A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS
Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds' approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.
The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.
The Board of Trustees (“Board”) has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund
NORTHERN FUNDS ANNUAL REPORT  211 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign equity securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.
The use of fair valuation involves the risk that the values used by NTI to price a Fund's investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) SECURITIES LENDING In order to generate additional income, the Funds (other than the Global Tactical Asset Allocation Fund) may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the borrower provides initial collateral having an initial market value of not less than 102% of the market value of the borrowed securities (105% of the market value of the borrowed securities, if the borrowed securities or the collateral are not denominated in U.S. Dollars). Collateral is maintained in an amount at least equal to the current market value of the securities loaned. This collateral is marked-to-market on a daily basis.
Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral).
Pursuant to an exemptive order issued by the SEC, Northern Trust (the “Securities Lending Agent”), an affiliate of the Investment Adviser, renders securities lending services to the Funds. For such services, Northern Trust receives a percentage of securities lending revenue generated for the Funds. In addition, cash collateral received by the Funds in connection with a securities loan may be invested in shares of other registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds that pay investment advisory or other fees to NTI, Northern Trust, or an affiliate. See Note 6 for more information.
Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies (or any combination thereof). Any cash collateral received by a Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds managed by NTI.
When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedules of Investments. Non-cash collateral received is not recorded as an asset in the Funds’ financial statements because the Funds do not obtain ownership or exercise effective control over such collateral. Securities lending income represents the Funds’ net revenue from the securities lending program, including income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Funds, and other related expenses. The net amount earned from cash collateral invested in money market funds managed by NTI is reflected in the Statements of Operations under Dividend income from investments in affiliates, while the net amount earned from non-cash collateral is reflected in the Statements of Operations under Income from securities loaned (net of fees). The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but loans may be called so that the securities may be voted by a Fund in accordance with policies and procedures approved by the Board and NTI. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Authorization Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.
EQUITY FUNDS  212 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2026
Information with respect to the securities lending activities and fees earned by Northern Trust during the fiscal year ended March 31, 2026, are as follows:
Amounts in thousands	FAIR VALUE OF OF SECURITIES LOANED	CASH COLLATERAL RECEIVED	NON-CASH COLLATERAL RECEIVED	FEES EARNED
Active M Emerging Markets Equity	$4,776	$4,309	$397	$1
Active M International Equity	1,731	30	1,757	2
Emerging Markets Equity Index	7,741	3,726	4,563	11
Global Real Estate Index	7,318	6,687	870	4
Income Equity	2,757	2,749	—	—*
International Equity	728	472	292	—*
International Equity Index	27,567	6,102	23,411	16
Large Cap Core	1,115	1,120	—	—*
Large Cap Value	1,206	1,222	—	—*
Mid Cap Index	41,859	38,366	3,188	23
Multi-Manager Global Listed Infrastructure	17,429	8,207	10,302	24
Multi-Manager Global Real Estate	678	722	—	—*
Small Cap Core	17,741	16,256	1,475	57
Small Cap Index	116,293	105,633	10,273	183
Small Cap Value	12,446	12,621	6	57
Stock Index	21,278	20,864	—	6
U.S. Quality ESG	1,756	1,801	—	—*
World Selection Index	1,543	696	983	1

*	Amount rounds to less than one thousand.
The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of March 31, 2026, are disclosed as Payable upon return of securities loaned on the Statements of Assets and Liabilities, where applicable.
Refer to the Fund’s Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in Note 9.
Securities lending agreements may be subject to regulation as qualified financial contracts (“QFCs”). QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act, which took effect in 2019, require that certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty's affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund's credit and counterparty risks. The remaining maturities of the securities lending transactions are considered overnight and continuous.
C) FUTURES CONTRACTS  Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 9.
D) OPTIONS CONTRACTS  Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on
NORTHERN FUNDS ANNUAL REPORT  213 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.
The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.
The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds' financial statements can be found in Note 9.
E) FOREIGN CURRENCY TRANSLATION  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.
F) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds and certain of the Underlying Funds for the Global Tactical Asset Allocation Fund may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund's or an Underlying Fund's foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund or an Underlying Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.
G) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Other non-cash dividends are recognized as investment income at the fair value of the property received. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal
EQUITY FUNDS  214 NORTHERN FUNDS ANNUAL REPORT

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March 31, 2026
year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
H) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expenses are recognized on an accrual basis.
I) REDEMPTION FEES  The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and World Selection Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the fiscal year ended March 31, 2026, were as follows:
Amounts in thousands	Redemption Fees
Active M International Equity	$5
Global Real Estate Index	—*
International Equity	1
International Equity Index	46
Multi-Manager Global Listed Infrastructure	2
World Selection Index	14
* Amounts round to less than one thousand.

Redemption fees for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	Redemption Fees
Active M International Equity	$—*
Emerging Markets Equity Index	14
Global Real Estate Index	—*
International Equity	—*
International Equity Index	39
Multi-Manager Global Listed Infrastructure	13
World Selection Index	26
* Amounts round to less than one thousand.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal years. There were no redemption fees paid for the fiscal year ended March 31, 2026, for the Active M Emerging Markets Equity, Emerging Markets Equity Index and Multi-Manager Global Real Estate Funds, and for the fiscal year ended March 31, 2025, for the Active M Emerging Markets Equity and Multi-Manager Global Real Estate Funds.
J) DISTRIBUTIONS TO SHAREHOLDERS  Distributions of dividends from net investment income, if any, are declared and paid as follows:
DECLARATION AND PAYMENT FREQUENCY
Active M Emerging Markets Equity	Annually
Active M International Equity	Annually
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Tactical Asset Allocation	Quarterly
Income Equity	Monthly
International Equity	Annually
International Equity Index	Annually
Large Cap Core	Quarterly
Large Cap Value	Annually
Mid Cap Index	Annually
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Small Cap Core	Annually
Small Cap Index	Annually
Small Cap Value	Annually
Stock Index	Quarterly
U.S. Quality ESG	Quarterly
World Selection Index	Annually
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Notes to the financial statements continued
Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to net operating losses, redemptions as distributions, distributions in excess of sub chapter M requirements, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), and recharacterization of dividends received from investments in REITs. These reclassifications have no impact on the net assets or the NAVs per share of the Funds. At March 31, 2026, the following reclassifications were recorded:
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Active M Emerging Markets Equity	$382	$(237)	$(145)
Active M International Equity	738	(2,236)	1,498
Emerging Markets Equity Index	(1,063)	1,063	— *
Global Real Estate Index	6,869	(6,868)	(1)
Income Equity	2	(1,058)	1,056
International Equity	2,202	(2,202)	—
International Equity Index	9,755	(9,874)	119
Large Cap Core	—	(920)	920
Large Cap Value	38	(38)	—
Mid Cap Index	— *	(2,696)	2,696
Multi-Manager Global Listed Infrastructure	(2,033)	2,064	(31)
Multi-Manager Global Real Estate	488	(488)	—
Small Cap Core	262	(5,727)	5,465
Small Cap Index	1,715	(1,801)	86
Small Cap Value	1,411	(30,824)	29,413
Stock Index	—	(11,737)	11,737
U.S. Quality ESG	11	(8,225)	8,214
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
World Selection Index	$654	$(654)	$—

*	Amount rounds to less than one thousand.
K) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Certain Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. Certain Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable, if any, is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.
For the period from November 1, 2025, through the fiscal year ended March 31, 2026, the following Funds incurred net capital losses and/or late year ordinary losses for which the Funds intend to treat as having been incurred in the following fiscal year:
Amounts in thousands
Large Cap Core	$(11)
Small Cap Index	(2,311)
Stock Index	(11,049)
World Selection Index	(969)
The capital loss carry forwards utilized during the fiscal year ended March 31, 2026 were as follows:
Amounts in thousands
Active M Emerging Markets Equity	$12,660
Emerging Markets Equity Index	5,327
Global Real Estate Index	54,909
Global Tactical Asset Allocation	1,399
International Equity	18,377
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March 31, 2026
Amounts in thousands
International Equity Index	78,285
Multi-Manager Global Real Estate	4,324
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Emerging Markets Equity Index	$49,015	$377,120
Global Real Estate Index	3,540	104,181
Global Tactical Asset Allocation	148	—
International Equity	14,293	7,253
International Equity Index	—	515,309
At March 31, 2026, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Active M Emerging Markets Equity	$—	$6,129	$48,804
Active M International Equity	3,269	32,004	121,989
Emerging Markets Equity Index	8,306	—	1,015,617
Global Real Estate Index	2,304	—	187,849
Global Tactical Asset Allocation	—	—	13,356
Income Equity	2,454	4,322	85,528
International Equity	6,317	—	35,378
International Equity Index	19,018	—	2,780,706
Large Cap Core	235	14,949	144,971
Large Cap Value	1,024	481	16,033
Mid Cap Index	13,799	112,357	660,065
Multi-Manager Global Listed Infrastructure	10,578	34,269	152,944
Multi-Manager Global Real Estate	87	87	2,846
Small Cap Core	2,374	6,930	132,068
Small Cap Index	2,852	—	549,575
Small Cap Value	4,705	9,931	225,380
Stock Index	8,280	24,879	12,424,770
U.S. Quality ESG	—	35,094	120,196
World Selection Index	1,666	10,545	897,356

*	Ordinary income includes short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended March 31, 2026, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M Emerging Markets Equity	$3,609	$—	$ —
Active M International Equity	14,274	44,533	—
Emerging Markets Equity Index	60,631	—	—
Global Real Estate Index	28,163	—	—
Global Tactical Asset Allocation	2,379	—	154
Income Equity	7,559	13,446	—
International Equity	1,344	—	—
International Equity Index	220,157	—	—
Large Cap Core	4,226	23,128	—
Large Cap Value	1,209	1,855	—
Mid Cap Index	39,542	92,740	—
Multi-Manager Global Listed Infrastructure	25,016	30,903	—
Multi-Manager Global Real Estate	2,291	—	—
Small Cap Core	4,882	43,950	—
Small Cap Index	14,650	6,878	—
Small Cap Value	16,227	182,893	—
Stock Index	206,148	296,948	—
U.S. Quality ESG	3,755	44,315	—
World Selection Index	40,585	65,787	—

*	Ordinary income includes short-term capital gains, if any.
The tax equalization utilized during the fiscal year ended March 31, 2026 were as follows:
Amounts in thousands
Active M International Equity	$1,498
Income Equity	1,056
Large Cap Core	920
Mid Cap Index	2,696
Small Cap Core	5,465
Small Cap Value	29,413
Stock Index	11,519
U.S. Quality ESG	8,214
The tax character of distributions paid during the fiscal year ended March 31, 2025, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M Emerging Markets Equity	$1,199	$—	$ —
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Notes to the financial statements continued
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M International Equity	$12,830	$46,514	$—
Emerging Markets Equity Index	52,272	—	—
Global Real Estate Index	30,797	—	—
Global Tactical Asset Allocation	2,614	—	—
Income Equity	4,442	7,601	—
International Equity	5,867	—	—
International Equity Index	171,276	—	—
Large Cap Core	4,271	20,991	—
Large Cap Value	2,573	2,044	—
Mid Cap Index	51,614	134,918	—
Multi-Manager Global Listed Infrastructure	26,513	6,864	—
Multi-Manager Global Real Estate	2,720	—	18
Small Cap Core	6,483	55,702	—
Small Cap Index	20,707	60,553	—
Small Cap Value	10,451	339,371	—
Stock Index	215,068	174,544	—
U.S. Quality ESG	5,114	2,717	—
World Selection Index	35,318	68,849	—

*	Ordinary income includes short-term capital gains, if any.
The tax equalization utilized during the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands
Active M International Equity	$1,104
Income Equity	1,014
Large Cap Core	1,022
Large Cap Value	189
Mid Cap Index	7,834
Multi-Manager Global Listed Infrastructure	4,229
Small Cap Core	6,808
Small Cap Value	30,916
Stock Index	6,478
U.S. Quality ESG	594
World Selection Index	5,784
Above figures may differ from those cited elsewhere in this report due to differences in the timing and amounts determined in accordance with federal income tax regulations versus financial statement amounts determined in accordance with U.S. GAAP. The final tax character of the Funds' distributions is reported on IRS Form 1099-DIV.
The Global Real Estate Index Fund has recognized a liability and corresponding expense of approximately $326,000, reflected as “Payable to U.S. Treasury” on the Statement of Assets and Liabilities and “Tax expense” on the Statement of Operations. The amount represents management’s estimate of probable and reasonably estimable amounts expected to be payable to the
U.S. Treasury in connection with certain prior-period tax matters pursuant to IRS Notice 2016-10, associated with a European Union discriminatory refund received during the fiscal year ended March 31, 2026.
As of March 31, 2026, no closing agreement has been finalized, and the recorded liability reflects management’s estimate of the expected obligation, which may differ from the amount ultimately payable upon final resolution with the U.S. Treasury.
As of March 31, 2026, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
L) OTHER RISKS  Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.
The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
3. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative
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March 31, 2026
support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class or Class I shares of the Funds, as applicable, beneficially owned by their customers.
NTI has contractually agreed to limit payments of service fees from Class I shares of the Small Cap Core, U.S. Quality ESG and World Selection Index Funds to an annual rate of 0.10 percent, 0.10 percent and 0.05 percent, respectively, of the average daily net assets of the Class I shares of these Funds. There is no service fee permitted by Class K shares of the Small Cap Core, U.S. Quality ESG and World Selection Index Funds.
There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the fiscal year ended March 31, 2026.
Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the fiscal year ended March 31, 2026.
4. BANK BORROWINGS
The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $185,000,000 senior unsecured revolving credit facility on November 8, 2024, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired on November 7, 2025.
At a meeting held on August 20-21, 2025, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility, which is administered by Citibank, N.A., is a $185,000,000 senior unsecured revolving credit facility, the same as the Credit Facility. The interest rate and annual commitment fee charged under the New Credit Facility are the same as they were for the Credit Facility. The New Credit Facility went into effect on November 7, 2025 and will expire on November 6, 2026, unless renewed.
During the fiscal year ended March 31, 2026, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:
Amounts in thousands	DOLLAR AMOUNT	RATE
Active M Emerging Markets Equity	$2,200	4.77%
Global Real Estate Index	3,391	5.42
Income Equity	2,471	5.37
International Equity	320	5.15
International Equity Index	1,500	5.43
Large Cap Core	1,225	4.99
Large Cap Value	400	5.42
Small Cap Value	46,400	5.44
No other Funds had any borrowings or incurred any interest expense during the fiscal year ended March 31, 2026. No Funds had any outstanding loan amounts at March 31, 2026.
5. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory services (asset allocation services for the Global Tactical Asset Allocation Fund), administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund's respective average daily net assets).
With respect to the Small Cap Core, U.S. Quality ESG and World Selection Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
With respect to the Emerging Markets Equity Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses.  NTI shall first reimburse management
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Notes to the financial statements continued
fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund's or Class's operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees;  (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.
At March 31, 2026, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.1400%	0.1549%
Global Real Estate Index	0.4000%	0.4700%
Global Tactical Asset Allocation	0.2300%	0.2500%
Income Equity	0.4600%	0.4800%
International Equity	0.4700%	0.4900%
International Equity Index	0.0900%	0.1049%
Large Cap Core	0.4400%	0.4500%
Large Cap Value	0.5300%	0.5500%
Mid Cap Index	0.0900%	0.1049%
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Small Cap Core	0.3800%	0.4000%
Small Cap Index	0.0900%	0.1049%
Small Cap Value	0.4500%	0.5000%
Stock Index	0.0400%	0.0549%
U.S. Quality ESG	0.3700%	0.3900%
World Selection Index	0.1800%	0.2400%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Active M Emerging Markets Equity	1.080%	1.048%	1.017%	1.100%
Active M International Equity	0.820%	0.795%	0.771%	0.840%
Multi-Manager Global Listed Infrastructure	0.900%	0.873%	0.847%	0.960%
Multi-Manager Global Real Estate	0.890%	0.863%	0.837%	0.910%
The contractual reimbursement arrangements described above may not be terminated before July 31, 2026 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.
The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds are managed by NTI and one or more investment sub-advisers unaffiliated with NTI (each a “Sub-Adviser” and together, the “Sub-Advisers”). In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.
As of March 31, 2026, Axiom Investors LLC, FIAM LLC and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.
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As of March 31, 2026, AllianceBernstein L.P., Causeway Capital Management LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.
As of March 31, 2026, Cohen & Steers Capital Management, Inc., Eagle Global Advisors, LLC, First Sentier Investors (Australia) IM Ltd., KBI Global Investors (North America), Ltd. and Lazard Asset Management LLC are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.
As of March 31, 2026, Janus Henderson Investors US LLC and Cohen & Steers Capital Management LLC are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.
NTI is responsible for payment of sub-advisory fees to these Sub-Advisers.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. During the period, the Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are shown as Less custodian credits in the Funds’ Statements of Operations.
Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each
Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”) and/or the Global Tactical Asset Allocation Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
6. RELATED PARTY TRANSACTIONS
Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At March 31, 2026, the Funds held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in money market mutual funds managed by NTI, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
Each Fund that participates in securities lending may invest cash collateral received in Northern Institutional Funds Liquid Assets Portfolio (“Liquid Assets Portfolio”), a money market fund advised by NTI. Accordingly, each Fund bears indirectly a proportionate share of Liquid Assets Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that Liquid Assets Portfolio pays to NTI or its affiliates. At March 31, 2026, certain Funds held an investment in Liquid Assets Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Liquid Assets Portfolio’s prospectus) on any assets invested in the Liquid Assets Portfolio is 0.03 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in Liquid Assets Portfolio, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
NORTHERN FUNDS ANNUAL REPORT  221 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended March 31, 2026, there were no Funds engaged in purchases and/or sales of securities from an affiliated entity.
NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. For the fiscal year ended March 31, 2026, there were no Funds that paid Northern Trust Securities, Inc., an affiliate of NTI, brokerage commissions.
During the fiscal year ended March 31, 2026, the Multi-Manager Global Listed Infrastructure Fund received reimbursements from NTI of less than $1,000 in connection with settlement fees pursuant to the European Union’s Central Securities Depositories Regulation. These amounts, if any, are included in Interest income on the Fund's Statements of Operations.
During the fiscal year ended March 31, 2025, the Emerging Markets Equity Index and World Selection Index Funds received reimbursements from NTI of approximately $4,000 and $2,000, respectively, in connection with the correction of errors.
Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the fiscal year ended March 31, 2026, the Active M International Equity, Global Real Estate Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and World Selection Index Funds paid Northern Trust approximately $1,000, $1,000, $1,000, $25,000, $2,000 and $5,000, respectively. The Emerging Markets Equity Index and Multi-Manager Global Real Estate Funds each paid amounts to Northern Trust of less than $1,000. The Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and World Selection Index Funds received amounts from Northern Trust of approximately $1,000, $3,000, $2,000, $1,000, $40,000, $5,000 and $7,000, respectively. The Active M Emerging Markets Equity and Multi-Manager Global Real Estate
Funds each received amounts from Northern Trust of less than $1,000. These amounts are included in Dividend income or Interest income on the Funds’ Statements of Operations.
7. INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2026, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Active M Emerging Markets Equity	$ —	$118,077	$ —	$131,125
Active M International Equity	—	293,201	—	269,467
Emerging Markets Equity Index	—	582,254	—	390,287
Global Real Estate Index	—	29,342	—	501,156
Global Tactical Asset Allocation	—	19,000	—	23,906
Income Equity	—	117,849	—	99,019
International Equity	—	116,412	—	104,625
International Equity Index	—	1,013,741	—	1,056,886
Large Cap Core	—	138,017	—	153,310
Large Cap Value	—	40,163	—	45,040
Mid Cap Index	—	317,161	—	490,910
Multi-Manager Global Listed Infrastructure	—	514,330	—	539,039
Multi-Manager Global Real Estate	—	67,912	—	89,656
Small Cap Core	—	65,180	—	135,890
Small Cap Index	—	281,205	—	282,790
Small Cap Value	—	297,969	—	586,177
Stock Index	—	578,098	—	925,209
U.S. Quality ESG	—	85,807	—	327,531
World Selection Index	—	153,882	—	405,433
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.
EQUITY FUNDS  222 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2026
At March 31, 2026, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M Emerging Markets Equity	$54,890	$(6,079)	$48,811	$147,294
Active M International Equity	147,034	(25,205)	121,829	475,766
Emerging Markets Equity Index	1,110,938	(86,313)	1,024,625	1,517,249
Global Real Estate Index	224,482	(36,697)	187,785	498,218
Global Tactical Asset Allocation	13,551	(195)	13,356	68,927
Income Equity	92,501	(6,996)	85,505	199,229
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
International Equity	$40,720	$(5,397)	$35,323	$152,719
International Equity Index	2,849,352	(70,501)	2,778,851	3,250,914
Large Cap Core	149,368	(4,397)	144,971	178,939
Large Cap Value	18,168	(2,135)	16,033	52,365
Mid Cap Index	789,739	(129,673)	660,066	1,427,910
Multi-Manager Global Listed Infrastructure	176,900	(24,019)	152,881	859,047
Multi-Manager Global Real Estate	6,142	(3,296)	2,846	73,123
Small Cap Core	163,052	(30,984)	132,068	225,684
Small Cap Index	620,553	(70,978)	549,575	937,550
Small Cap Value	251,221	(25,841)	225,380	402,213
Stock Index	12,583,867	(159,097)	12,424,770	4,201,086
U.S. Quality ESG	120,365	(169)	120,196	203,101
World Selection Index	897,725	(946)	896,779	1,025,407
8. CAPITAL SHARE TRANSACTIONS
Transactions in Shares class for the fiscal year ended March 31, 2026, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	2,220	$41,176	58	$1,101	(2,934)	$(54,646)	(656)	$(12,369)
Active M International Equity	9,852	126,372	2,974	37,944	(6,485)	(84,847)	6,341	79,469
Emerging Markets Equity Index	37,730	537,480	629	8,848	(26,951)	(356,140)	11,408	190,188
Global Real Estate Index	7,873	79,919	616	6,214	(57,449)	(565,488)	(48,960)	(479,355)
Global Tactical Asset Allocation	344	4,876	166	2,345	(865)	(11,963)	(355)	(4,742)
Income Equity	3,989	73,199	1,107	20,081	(3,310)	(58,942)	1,786	34,338
International Equity	2,398	31,372	56	743	(1,711)	(21,716)	743	10,399
International Equity Index	54,356	870,270	2,482	43,092	(48,351)	(822,437)	8,487	90,925
Large Cap Core	766	24,430	812	25,495	(1,333)	(42,407)	245	7,518
Large Cap Value	91	2,066	127	2,923	(367)	(8,171)	(149)	(3,182)
Mid Cap Index	10,480	220,326	4,920	102,776	(17,883)	(370,933)	(2,483)	(47,831)
Multi-Manager Global Listed Infrastructure	9,377	128,490	3,023	40,846	(11,769)	(160,097)	631	9,239
Multi-Manager Global Real Estate	88	924	99	1,044	(2,374)	(24,917)	(2,187)	(22,949)
Small Cap Index	14,138	206,790	636	9,931	(15,490)	(219,186)	(716)	(2,465)
Small Cap Value	4,358	53,430	19,065	195,793	(28,873)	(351,374)	(5,450)	(102,151)
Stock Index	19,906	1,312,250	4,604	308,942	(24,273)	(1,535,528)	237	85,664
NORTHERN FUNDS ANNUAL REPORT  223 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
Transactions in Shares class for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	2,413	$36,044	17	$258	(3,182)	$(48,441)	(752)	$(12,139)
Active M International Equity	4,724	56,341	3,674	38,906	(6,733)	(80,961)	1,665	14,286
Emerging Markets Equity Index	32,091	369,782	678	7,587	(20,390)	(235,169)	12,379	142,200
Global Real Estate Index	32,285	323,455	563	5,415	(20,933)	(202,940)	11,915	125,930
Global Tactical Asset Allocation	378	4,955	184	2,382	(1,846)	(23,740)	(1,284)	(16,403)
Income Equity	4,438	74,604	693	11,503	(2,017)	(34,084)	3,114	52,023
International Equity	875	9,188	359	3,512	(1,894)	(19,608)	(660)	(6,908)
International Equity Index	47,096	695,357	2,628	36,192	(48,043)	(707,662)	1,681	23,887
Large Cap Core	421	12,186	828	23,416	(1,330)	(38,071)	(81)	(2,469)
Large Cap Value	52	1,115	221	4,451	(305)	(6,460)	(32)	(894)
Mid Cap Index	12,488	269,053	7,238	149,036	(18,543)	(398,733)	1,183	19,356
Multi-Manager Global Listed Infrastructure	12,387	154,343	1,789	21,218	(27,591)	(335,749)	(13,415)	(160,188)
Multi-Manager Global Real Estate	1,060	11,554	114	1,223	(3,838)	(41,011)	(2,664)	(28,234)
Small Cap Index	13,488	191,822	4,391	60,856	(12,879)	(180,049)	5,000	72,629
Small Cap Value	7,356	122,277	26,227	340,170	(24,579)	(410,480)	9,004	51,967
Stock Index	28,621	1,632,118	3,603	213,128	(22,845)	(1,318,593)	9,379	526,653
Transactions in Class K shares for the fiscal year ended March 31, 2026, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	1,080	$27,504	903	$22,079	(1,336)	$(33,779)	647	$15,804
U.S. Quality ESG	1,616	35,378	1,639	35,149	(12,417)	(272,577)	(9,162)	(202,050)
World Selection Index	6,690	172,721	1,598	40,986	(14,898)	(375,910)	(6,610)	(162,203)
Transactions in Class K shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	474	$12,653	907	$22,879	(3,759)	$(104,127)	(2,378)	$(68,595)
U.S. Quality ESG	2,991	55,275	161	3,385	(3,178)	(65,244)	(26)	(6,584)
World Selection Index	10,530	242,595	1,792	40,674	(6,003)	(140,521)	6,319	142,748
Transactions in Class I shares for the fiscal year ended March 31, 2026, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	598	$14,961	919	$22,445	(3,496)	$ (88,170)	(1,979)	$ (50,764)
U.S. Quality ESG	604	13,149	312	6,680	(625)	(13,593)	291	6,236
World Selection Index	7,055	179,668	2,110	54,096	(9,858)	(245,579)	(693)	(11,815)
EQUITY FUNDS  224 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2026
Transactions in Class I shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	1,163	$32,649	1,358	$34,255	(1,877)	$ (50,242)	644	$16,662
U.S. Quality ESG	1,399	34,140	32	670	(354)	(7,378)	1,077	27,432
World Selection Index	11,369	261,108	2,252	51,081	(30,269)	(701,281)	(16,648)	(389,092)
9. DERIVATIVE INSTRUMENTS
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2026:
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Active M Emerging Markets Equity	Equity contracts	Net Assets - Net unrealized appreciation	$—	Net Assets - Net unrealized depreciation	$(49)*
Active M International Equity	Equity contracts	Net Assets - Net unrealized appreciation	266 *	Net Assets - Net unrealized depreciation	—
Emerging Markets Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(1,164)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	52	Unrealized depreciation on forward foreign currency exchange contracts	(1)
Global Real Estate Index	Equity contracts	Net Assets - Net unrealized appreciation	40 *	Net Assets - Net unrealized depreciation	(6)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	32	Unrealized depreciation on forward foreign currency exchange contracts	(13)
Global Tactical Asset Allocation	Interest rate contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(45)*
Income Equity	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(35)*
	Equity contracts			Outstanding options written, at value	(9)
International Equity	Equity contracts	Net Assets - Net unrealized appreciation	64 *	Net Assets - Net unrealized depreciation	—
International Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	2,573 *	Net Assets - Net unrealized depreciation	(604)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	294	Unrealized depreciation on forward foreign currency exchange contracts	(84)
Large Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(56)*
Large Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(1)*
Mid Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	438 *	Net Assets - Net unrealized depreciation	—
Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(160)*
NORTHERN FUNDS ANNUAL REPORT  225 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Small Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	$8 *	Net Assets - Net unrealized depreciation	$—
Small Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	49 *	Net Assets - Net unrealized depreciation	—
Small Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(76)*
Stock Index	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(6,446)*
U.S. Quality ESG	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(168)*
World Selection Index	Equity contracts	Net Assets - Net unrealized appreciation	3 *	Net Assets - Net unrealized depreciation	(891)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	17	Unrealized depreciation on forward foreign currency exchange contracts	(66)

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
As of March 31, 2026, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index Fund	Bank of Montreal	$1	$—	$—	$1
	Citibank	32	(1)	—	31
	JPMorgan Chase	2	—	—	2
	Morgan Stanley	17	—	—	17
	Total	$52	$(1)	$—	$51
Global Real Estate Index Fund	Bank of Montreal	6	(1)	—	5
	Citibank	1	(— )*	—	1
	JPMorgan Chase	2	(2)	—	—
	Morgan Stanley	—*	(— )*	—	—
	Toronto-Dominion Bank	9	(— )*	—	9
	UBS	14	—	—	14
	Total	$32	$(3)	$—	$29
International Equity Index Fund	Bank of Montreal	8	—	—	8
	Barclays	4	—	—	4
EQUITY FUNDS  226 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2026
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
	JPMorgan Chase	$42	$(34)	$—	$8
	Morgan Stanley	36	(24)	—	12
	Toronto-Dominion Bank	18	(— )*	—	18
	UBS	186	—	—	186
	Total	$294	$(58)	$—	$236
World Selection Index Fund	Bank of Montreal	3	(3)	—	—
	Barclays	1	—	—	1
	BNP Paribas	2	—	—	2
	JPMorgan Chase	1	(1)	—	—*
	Morgan Stanley	10	(2)	—	8
	Toronto-Dominion Bank	—*	(— )*	—	—
	Total	$17	$(6)	$—	$11

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Emerging Markets Equity Index Fund	Citibank	$(1)	$1	$—	$—
	Total	$(1)	$1	$—	$—
Global Real Estate Index Fund	Bank of Montreal	(1)	1	—	—
	BNP Paribas	(1)	—	—	(1)
	Citibank	(— )*	(— )*	—	(—)
	JPMorgan Chase	(5)	2	—	(3)
	Morgan Stanley	(6)	(— )*	—	(6)
	Toronto-Dominion Bank	(— )*	(— )*	—	(—)
	Total	$(13)	$3	$—	$(10)
International Equity Index Fund	Citibank	(26)	—	—	(26)
	JPMorgan Chase	(34)	34	—	—
	Morgan Stanley	(24)	24	—	—
	Toronto-Dominion Bank	(— )*	(— )*	—	(—)
	Total	$(84)	$58	$—	$(26)
World Selection Index Fund	Bank of Montreal	(34)	3	—	(31)
	Citibank	(11)	—	—	(11)
	JPMorgan Chase	(1)	1	—	—
	Morgan Stanley	(2)	2	—	—
	Toronto-Dominion Bank	(15)	(— )*	—	(15)
	UBS	(3)	—	—	(3)
	Total	$(66)	$6	$—	$(60)

*	Amount rounds to less than one thousand.
NORTHERN FUNDS ANNUAL REPORT  227 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the fiscal year ended March 31, 2026:
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$889
Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	2,683
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	14,828
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(92)
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	1,386
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(170)
Global Tactical Asset Allocation	Interest rate contracts	Net realized gains (losses) on futures contracts	21
Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	430
	Equity contracts	Net realized gains (losses) on options written	117
International Equity	Equity contracts	Net realized gains (losses) on futures contracts	369
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	11,914
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	45
Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	360
Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	92
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(1,403)
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	2,456
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	1,468
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	2,489
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	5,176
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	20,517
U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	271
World Selection Index	Equity contracts	Net realized gains (losses) on futures contracts	1,153
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(85)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$1
Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	475
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	543
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	55
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	218
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	3
Global Tactical Asset Allocation	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(71)
Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(24)
EQUITY FUNDS  228 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2026
		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(11)
International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	111
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	3,040
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	331
Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(38)
Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3)
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	564
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(52)
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	88
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	397
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	29
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(7,588)
U.S. Quality ESG	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(134)
World Selection Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(539)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(33)
Volume of derivative activity for the fiscal year ended March 31, 2026*:
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Active M Emerging Markets Equity	—	$ —	87	$594	—	$ —
Active M International Equity	—	—	97	1,706	—	—
Emerging Markets Equity Index	73	790	186	3,541	—	—
Global Real Estate Index	142	387	230	1,471	—	—
Global Tactical Asset Allocation	—	—	—	—	4	1,379
Income Equity	—	—	161	580	—	—
International Equity	—	—	161	288	—	—
International Equity Index	84	2,861	237	3,904	—	—
Large Cap Core	—	—	35	1,170	—	—
Large Cap Value	—	—	17	425	—	—
Mid Cap Index	—	—	97	3,371	—	—
Multi-Manager Global Listed Infrastructure	—	—	164	1,254	—	—
NORTHERN FUNDS ANNUAL REPORT  229 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued	March 31, 2026
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Small Cap Core	—	$—	33	$3,348	—	$—
Small Cap Index	—	—	92	2,351	—	—
Small Cap Value	—	—	97	3,165	—	—
Stock Index	—	—	33	53,460	—	—
U.S. Quality ESG	—	—	50	1,404	—	—
World Selection Index	181	516	285	1,266	—	—
*
Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for foreign currency exchange contracts, equity and interest rate futures contracts and written options equity contracts.
**
Amounts in thousands.
10. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations and subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for each Fund (as a single segment), is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
12. GLOBAL INSTABILITY
Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global and domestic financial markets and the broader economy. Such conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the U.S. and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
13. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
EQUITY FUNDS  230 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Northern Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of nineteen separate portfolios of Northern Funds, comprising the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Fund, Large Cap Value Fund, Mid Cap Index Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Small Cap Core Fund, Small Cap Index Fund, Small Cap Value Fund, Stock Index Fund, U.S. Quality ESG Fund, and World Selection Index Fund (collectively, the “Funds”), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Northern Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 27, 2026
We have served as the auditor of one or more Northern Trust investment companies since 2002.
NORTHERN FUNDS ANNUAL REPORT  231 EQUITY FUNDS

EQUITY FUNDS

TAX AND DISTRIBUTION INFORMATION
CAPITAL GAIN DISTRIBUTION — The following Funds made capital gain distributions in December 2025, and hereby designated these long-term capital gain distributions as follows (per share):
LONG-TERM CAPITAL GAIN
Active M International Equity	$1.021740
Income Equity	0.932052
Large Cap Core	2.304295
Large Cap Value	0.653146
Mid Cap Index	1.011149
Multi-Manager Global Listed Infrastructure	0.452991
Small Cap Core	3.454742
Small Cap Index	0.077755
Small Cap Value	4.060669
Stock Index	1.182287
U.S. Quality ESG	2.530291
World Selection Index	0.911987
CORPORATE DIVIDENDS-RECEIVED DEDUCTION (DRD)  — A percentage of the dividends distributed during the fiscal year ended March 31, 2026 for the following Funds qualifies for the dividends-received deduction for corporate shareholders:
CORPORATE DRD PERCENTAGE
Active M Emerging Markets Equity	1.08%
Active M International Equity	1.70%
Emerging Markets Equity Index	0.25%
Global Real Estate Index	0.06%
Global Tactical Asset Allocation	14.64%
Income Equity	59.10%
International Equity Index	0.06%
Large Cap Core	100.00%
Large Cap Value	100.00%
Mid Cap Index	52.46%
Multi-Manager Global Listed Infrastructure	35.81%
Multi-Manager Global Real Estate	0.26%
Small Cap Core	65.18%
Small Cap Index	70.57%
Small Cap Value	48.37%
Stock Index	87.82%
U.S. Quality ESG	100.00%
World Selection Index	36.47%
FOREIGN TAX CREDIT  — The Fund below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:
	TAXES	INCOME
Active M Emerging Markets Equity	$0.0487	$0.5480
Active M International Equity	0.0176	0.3254
Emerging Markets Equity Index	0.0360	0.3315
Global Tactical Asset Allocation	0.0015	0.0968
International Equity	0.0340	0.3897
International Equity Index	0.0161	0.5167
Multi-Manager Global Listed Infrastructure	0.0271	0.3257
LONG-TERM CAPITAL GAIN  — The following Funds designated the below amount as long-term capital gains, pursuant to Section 852 of the Internal Revenue Code, for the fiscal year ended March 31, 2026:
Amounts in thousands	LONG-TERM CAPITAL GAIN
Active M International Equity	$44,533
Income Equity	13,446
Large Cap Core	23,128
Large Cap Value	1,856
Mid Cap Index	92,740
Multi-Manager Global Listed Infrastructure	30,903
Small Cap Core	43,950
Small Cap Index	6,878
Small Cap Value	182,893
Stock Index	296,948
U.S. Quality ESG	44,315
World Selection Index	65,787
QUALIFIED DIVIDEND INCOME (QDI)  — Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2026, are designated as “qualified dividend income,” as defined in the Act, subject to reduced tax rates in 2025:
QDI PERCENTAGE
Active M Emerging Markets Equity	100.00%
Active M International Equity	100.00%
Emerging Markets Equity Index	46.24%
Global Real Estate Index	26.74%
Global Tactical Asset Allocation	31.51%
Income Equity	61.75%
EQUITY FUNDS 232 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

March 31, 2026 (Unaudited)
QDI PERCENTAGE
International Equity	100.00%
International Equity Index	75.86%
Large Cap Core	100.00%
Large Cap Value	100.00%
Mid Cap Index	55.06%
Multi-Manager Global Listed Infrastructure	100.00%
Multi-Manager Global Real Estate	28.28%
Small Cap Core	73.35%
Small Cap Index	78.35%
Small Cap Value	56.69%
Stock Index	91.82%
U.S. Quality ESG	100.00%
World Selection Index	75.58%
DISTRIBUTION INFORMATION — For purposes of Section 19 of the 1940 Act, the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. The Global Tactical Asset Allocation Fund did not issue a Section 19(a) notice because at the time the Fund did not believe that such a notice was necessary. Pursuant to Rule 19a-1(e) under the 1940 Act, the information in the table below includes the sources of the Global Tactical Asset Allocation Fund’s distributions paid on record date February 25, 2026. Please note that the information in the table below is for financial accounting purposes only. Form 1099-DIV received by shareholders for the calendar year specifies how shareholders should characterize and report distributions paid by the Fund during the year for U.S. federal income tax purposes.
The Fund's distributions were paid from:
	Record Date	Ordinary Income	Return of Capital
Global Tactical Asset Allocation	February25, 2026	0.000000	0.027168
NORTHERN FUNDS ANNUAL REPORT  233 EQUITY FUNDS

EQUITY FUNDS

Form N-CSR - Items 8 - 11	March 31, 2026 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See next page for Statement Regarding Basis for Approval of Investment Advisory Contract.
EQUITY FUNDS 234 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	March 31, 2026 (Unaudited)
Board Considerations relating to the Approval of Cohen & Steers Capital Management, Inc. as a New Sub-Adviser to Multi-Manager Global Real Estate Fund
At an in-person meeting held on February 18-19, 2026 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (“Independent Trustees”) as defined in the Investment Company Act of 1940 (the “1940 Act”), reviewed and approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Multi-Manager Global Real Estate Fund (the “Fund”) between Northern Trust Investments, Inc. (“Northern”) and Cohen & Steers Capital Management, Inc. (“Cohen” or the “Sub-Adviser”).
At the Meeting, the Trustees, including all of the Independent Trustees, reviewed and discussed information and written materials from Northern about Cohen, including: (i) the nature, extent and quality of the investment advisory services to be provided by Cohen, and the experience and qualifications of the personnel proposed to provide such services; (ii) Cohen’s financial condition, history of operations and ownership structure; (iii) Cohen’s brokerage and soft dollar practices; (iv) Cohen’s investment strategy and style of investing; (v) Cohen’s performance history with respect to other accounts or funds using an investment strategy similar to the Fund; (vi) information with respect to Cohen’s risk management and cybersecurity programs; (vii) Cohen’s compliance policies and procedures (including its code of ethics), and the Trust’s Chief Compliance Officer’s (the “CCO”) evaluation of such policies and procedures; (viii) material litigation, investigations, proceedings or actions (if any); (ix) any potential conflicts of interest in managing the Fund, including Cohen’s financial or business relationships with Northern and its affiliates; and (x) the proposed terms of the Sub-Advisory Agreement. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law.
The Trustees considered Northern's reasons for proposing that Cohen be added as a sub-adviser to the Fund, including why Northern believed that adding Cohen as a sub-adviser may contribute to improved performance. The Trustees discussed the proposed allocation of assets among Cohen and the other sub-adviser to the Fund.
In evaluating the Sub-Advisory Agreement, the Trustees gave weight to various factors, including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees also considered the recommendations and evaluations provided by Northern.
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to Cohen’s operations, qualifications, performance and experience in managing the type of strategy for which Cohen was proposed to be engaged. The Trustees considered Northern’s evaluation of Cohen’s potential to contribute to improving the Fund’s relative performance. The Trustees reviewed the CCO’s evaluation of Cohen’s compliance program and code of ethics, noting that the CCO believed the program to be reasonably designed to prevent the violation of federal securities laws. Following consideration of this and other information, the Board was satisfied with the nature, extent and quality of services proposed to be provided by Cohen.
Fees, Expenses and Performance
The Trustees considered the proposed sub-advisory fee and that Cohen would be paid by Northern out of Northern’s management fees. The Trustees also considered Cohen’s proposed fees at various asset levels of the Fund in relation to the other sub-adviser to the Fund, and in relation to Cohen’s fee schedule for other accounts or funds using an investment strategy similar to the Fund. The Trustees noted Northern’s ability to utilize Cohen’s existing sub-advisory fee schedule for the Multi-Manager Global Listed Infrastructure Fund, for which Cohen also serves as sub-adviser, and to aggregate assets across both Funds.
The Trustees considered the expected profitability of the Fund to Northern before and after the addition of the sub-adviser proposed at the Meeting, together with the proposed portfolio reallocations with the Fund’s other sub-adviser, which showed that Northern’s profitability would slightly increase at asset levels as of December 31, 2025. The Trustees did not consider Cohen’s projected profitability because Northern would be paying Cohen out of the management fees that Northern receives from the Fund. The Trustees therefore believed that Northern had an incentive to negotiate competitive sub-advisory fees.
The Trustees considered and evaluated Cohen’s performance in other accounts or funds that Cohen manages using an investment strategy similar to the strategy it will use with the Fund, and Northern’s evaluation of that performance. The Trustees reviewed reports prepared by Northern showing the hypothetical performance of the Fund over various time periods based on the proposed sub-adviser changes. The Trustees also considered Cohen’s investment strategy performance against the Fund’s style benchmark.
Based upon the information provided, the Trustees concluded that the proposed fee to be paid under the sub-advisory agreement was fair and reasonable in light of the services to be provided by Cohen and consistent with those that would be obtained through arms-length negotiations, and that Cohen’s performance record in its strategy was generally satisfactory.
NORTHERN FUNDS ANNUAL REPORT  235 EQUITY FUNDS

EQUITY FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
Economies of Scale
The Trustees considered information prepared by Northern that showed the impact on Northern’s net management fee (after payment of sub-advisory fees) at various asset levels. The Trustees noted that Cohen had a breakpoint in its sub-advisory fee structure, and took into account the levels of aggregate sub-advisory fees at various asset levels, including applicable breakpoints in the sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Fund primarily at the management fee level given that Northern would be paying Cohen out of its management fee. Accordingly, the Trustees concluded that the proposed fee arrangement with Cohen is reasonable.
Fall Out and Other Benefits
The Trustees considered other potential benefits to be derived by Cohen as a result of its relationship with the Fund or Northern. For example, the Trustees noted that Cohen may obtain reputational benefits from the success of the Fund. The Trustees noted that Cohen serves as a sub-adviser for the Multi-Manager Global Listed Infrastructure Fund and to certain institutional clients of Northern’s affiliates, as well as an investment adviser for clients that utilize an affiliate of Northern as a service provider. The Trustees considered that Northern was not aware of any conflicts of interest relevant to the Fund or Northern. The Trustees concluded that, based on the information provided, any such potential benefits were immaterial to its consideration and approval of the Sub-Advisory Agreement.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors referenced above, the Board, including the Independent Trustees, determined that the proposed fee to be paid to Cohen was fair and reasonable in light of the services to be provided by Cohen and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement.
EQUITY FUNDS 236 NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS
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NORTHERN FUNDS ANNUAL REPORT  237 EQUITY FUNDS

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NF ANR NCSR EQTY (5/26)

NORTHERN FUNDS FIXED INCOME AND MONEY
MARKET FUNDS
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
March 31, 2026

FIXED INCOME AND MONEY MARKET FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
6	STATEMENTS OF OPERATIONS
10	STATEMENTS OF CHANGES IN NET ASSETS
16	FINANCIAL HIGHLIGHTS
35	SCHEDULES OF INVESTMENTS
35	ARIZONA TAX-EXEMPT FUND (Ticker Symbol: NOAZX)
40	BOND INDEX FUND (Ticker Symbol: NOBOX)
132	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NCITX)
140	CALIFORNIA TAX-EXEMPT FUND (Ticker Symbol: NCATX)
147	CORE BOND FUND (Ticker Symbol: NOCBX)
158	FIXED INCOME FUND (Ticker Symbol: NOFIX)
170	HIGH YIELD FIXED INCOME FUND (Ticker Symbol: NHFIX)
186	INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NOITX)
206	LIMITED TERM TAX-EXEMPT FUND (Ticker Symbol: NSITX)
216	LIMITED TERM U.S. GOVERNMENT FUND (Ticker Symbol: NSIUX)
218	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (Ticker Symbol: NMHYX)
258	SHORT BOND FUND (Ticker Symbol: BSBAX)
268	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (Ticker Symbol: NTAUX)
295	TAX-EXEMPT FUND (Ticker Symbol: NOTEX)
313	ULTRA-SHORT FIXED INCOME FUND (Ticker Symbols: Shares: NUSFX, Siebert Williams Shank Shares: SWSFX)
323	U.S. GOVERNMENT FUND (Ticker Symbol: NOUGX)
327	U.S. GOVERNMENT MONEY MARKET FUND (Ticker Symbol: NOGXX)
331	U.S. GOVERNMENT SELECT MONEY MARKET FUND (Ticker Symbol: NOSXX)
335	NOTES TO THE FINANCIAL STATEMENTS
355	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
356	TAX AND DISTRIBUTION INFORMATION
357	FORM N-CSR - ITEMS 8-11

NORTHERN FUNDS ANNUAL REPORT 1 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	Arizona Tax-Exempt Fund	Bond Index Fund	California Intermediate Tax-Exempt Fund	California Tax-Exempt Fund	Core Bond Fund
ASSETS:
Investments, at value	$53,292	$3,002,993	$253,632	$132,119	$90,341
Investments in affiliates, at value	469	145,623 (1)	3,880	2,433	1,037
Cash	—	6,155	—	—	—
Foreign currencies, at value	—	—	—	—	—
Due from broker (Note 2)	—	—	—	—	—
Interest income receivable	575	23,466	2,791	1,386	671
Dividend income receivable	3	365	13	7	5
Securities lending income receivable	—	26	—	—	—
Receivable for securities sold	—	68,320	—	480	—
Receivable for variation margin on futures contracts	—	—	—	—	22
Receivable for fund shares sold	1	55,538	399	431	8
Receivable from investment adviser	3	71	4	3	2
Receivable for variation margin on credit default swap	—	—	—	—	—
Unrealized appreciation on total return swap agreements	—	—	—	—	—
Prepaid and other assets	3	8	3	3	2
Total Assets	54,346	3,302,565	260,722	136,862	92,088
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable upon return of securities loaned	—	25,054	—	—	—
Payable for securities purchased	—	70,249	—	—	353
Payable for when-issued securities	—	160,380	8,472	5,420	300
Payable for variation margin on futures contracts	—	—	—	—	18
Payable for fund shares redeemed	638	1,558	—	—	15
Distributions payable to shareholders	35	2,338	138	84	74
Unfunded loan commitments (Note 2)	—	—	—	—	—
Due to broker (Note 2)	—	—	—	—	—
Upfront premiums received on bilateral total return swaps	—	—	—	—	—
Payable to affiliates:
Management fees	4	34	21	11	7
Custody fees	1	17	2	1	2
Shareholder servicing fees	5	13	3	5	—
Transfer agent fees	2	92	8	4	3
Accrued Trustee fees and expenses	4	11	4	4	4
Accrued other liabilities	16	29	16	16	17
Total Liabilities	705	259,775	8,664	5,545	793
Net Assets	$53,641	$3,042,790	$252,058	$131,317	$91,295
ANALYSIS OF NET ASSETS:
Capital stock	$67,866	$3,370,334	$286,543	$145,971	$122,394
Distributable loss	(14,225)	(327,544)	(34,485)	(14,654)	(31,099)
Net Assets	$53,641	$3,042,790	$252,058	$131,317	$91,295
Net Assets:
Shares	$53,641	$3,042,790	$252,058	$131,317	$91,295
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	5,649	329,246	25,415	12,567	10,232
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$9.50	$9.24	$9.92	$10.45	$8.92
Investments, at cost	$56,288	$3,140,942	$260,732	$138,039	$94,003
Investments in affiliates, at cost	469	145,628 (1)	3,880	2,433	1,037
Foreign currencies, at cost	—	—	—	—	—
Securities on loan, at value	$—	$28,188	$—	$—	$—

(1)	Investments in affiliates, at value and Investments in affiliates, at cost include securities purchased using cash collateral received from securities lending activities.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 2 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026

Fixed Income Fund	High Yield Fixed Income Fund	Intermediate Tax-Exempt Fund	Limited Term Tax-Exempt Fund	Limited Term U.S. Government Fund	Multi-Manager High Yield Opportunity Fund

$278,998	$1,983,343	$1,180,140	$317,601	$26,192	$135,452
7,599 (1)	186,303 (1)	6,373	2,844	288	14,170 (1)
—	—	—	—	—	—
—	172	—	—	—	—
—	—	—	—	—	89
1,974	36,790	14,340	4,057	214	2,433
14	154	40	13	—	21
—	130	—	—	—	—
1	8,079	2,473	—	1,103	583
78	102	—	—	—	—
1	300	523	75	—	—
4	30	15	4	1	3
—	—	—	—	—	7
—	—	—	—	—	42
5	14	89	2	3	4
288,674	2,215,417	1,203,993	324,596	27,801	152,804

—	149	—	—	—	174
751	115,081	—	—	231	8,511
3,581	1,053	—	—	1,097	798
700	10,845	13,726	—	—	763
45	—	—	—	—	3
373	5,672	481	5	1	—
233	2,816	729	163	17	—
—	—	—	—	—	50
—	—	—	—	—	44
—	—	—	—	—	19

23	231	98	27	2	18
3	15	6	2	—	4
2	35	5	3	1	1
9	66	37	10	1	4
15	20	14	5	8	2
16	30	22	17	15	16
5,751	136,013	15,118	232	1,373	10,407
$282,923	$2,079,404	$1,188,875	$324,364	$26,428	$142,397

$388,142	$3,058,528	$1,373,322	$348,539	$34,243	$215,246
(105,219)	(979,124)	(184,447)	(24,175)	(7,815)	(72,849)
$282,923	$2,079,404	$1,188,875	$324,364	$26,428	$142,397

$282,923	$2,079,404	$1,188,875	$324,364	$26,428	$142,397

31,623	345,966	121,022	32,404	2,805	17,252

$8.95	$6.01	$9.82	$10.01	$9.42	$8.25
$291,746	$2,053,879	$1,210,569	$318,872	$26,238	$142,906
7,599 (1)	186,303 (1)	6,373	2,844	288	14,170 (1)
—	181	—	—	—	—
$2,481	$143,327	$—	$—	$—	$11,070
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  3 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	Short Bond Fund	Tax-Advantaged Ultra-Short Fixed Income Fund	Tax-Exempt Fund	Ultra-Short Fixed Income Fund	U.S. Government Fund
ASSETS:
Investments, at value	$186,911	$2,916,739	$745,633	$1,562,282	$25,798
Investments in affiliates, at value	3,232 (1)	9,773 (1)	3,033	83,274 (1)	25
Repurchase agreements, at cost, which approximates value	—	—	—	—	—
Cash	—	18	—	—	—
Interest income receivable	1,599	33,301	9,357	9,973	234
Dividend income receivable	10	109	32	216	—
Securities lending income receivable	1	—	—	1	—
Receivable for securities sold	3,033	—	13,406	—	372
Receivable for variation margin on futures contracts	29	—	—	—	—
Receivable for fund shares sold	2	2,243	849	483	1
Receivable from investment adviser	2	20	7	26	2
Prepaid and other assets	2	81	4	39	4
Total Assets	194,821	2,962,284	772,321	1,656,294	26,436
LIABILITIES:
Payable upon return of securities loaned	707	101	—	3,235	—
Payable for securities purchased	5,228	—	—	—	403
Payable for when-issued securities	200	28,070	25,743	—	—
Payable for variation margin on futures contracts	54	—	—	—	—
Payable for fund shares redeemed	3	4,498	205	563	—
Distributions payable to shareholders	154	1,654	507	1,334	18
Payable to affiliates:
Management fees	13	129	61	73	2
Custody fees	2	17	5	13	1
Shareholder servicing fees	1	2	9	7	—
Transfer agent fees	6	95	23	53	1
Accrued Trustee fees and expenses	4	10	8	5	3
Accrued other liabilities	17	31	17	27	15
Total Liabilities	6,389	34,607	26,578	5,310	443
Net Assets	$188,432	$2,927,677	$745,743	$1,650,984	$25,993
ANALYSIS OF NET ASSETS:
Capital stock	$216,288	$2,961,069	$930,400	$1,675,148	$31,978
Distributable loss	(27,856)	(33,392)	(184,657)	(24,164)	(5,985)
Net Assets	$188,432	$2,927,677	$745,743	$1,650,984	$25,993
Net Assets:
Shares	$188,432	$2,927,677	$745,743	$1,630,025	$25,993
Siebert Williams Shank Shares	—	—	—	20,959	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	10,316	287,579	78,637	158,175	2,960
Siebert Williams Shank Shares	—	—	—	2,034	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$18.27	$10.18	$9.48	$10.31	$8.78
Siebert Williams Shank Shares	—	—	—	10.30	—
Investments, at cost	$187,287	$2,922,382	$774,438	$1,561,447	$26,112
Investments in affiliates, at cost	3,232 (1)	9,773 (1)	3,033	83,274 (1)	25
Securities on loan, at value	$1,754	$99	$—	$3,176	$—

(1)	Investments in affiliates, at value and Investments in affiliates, at cost include securities purchased using cash collateral received from securities lending activities.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 4 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026

U.S. Government Money Market Fund	U.S. Government Select Money Market Fund

$10,806,305	$2,321,983
—	—
10,779,000	2,134,000
27,852	38,403
54,912	11,009
—	—
—	—
45,261	5,029
—	—
51,200	11,621
23	9
43	8
21,764,596	4,522,062

—	—
70,000	15,000
—	—
—	—
40,849	10,276
61,408	12,657

1,363	285
121	27
—	—
330	68
32	21
153	38
174,256	38,372
$21,590,340	$4,483,690

$21,590,495	$4,483,710
(155)	(20)
$21,590,340	$4,483,690

$21,590,340	$4,483,690
—	—

21,590,482	4,483,749
—	—

$1.00	$1.00
—	—
$10,806,305	$2,321,983
—	—
$—	$—
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  5 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	Arizona Tax-Exempt Fund	Bond Index Fund	California Intermediate Tax-Exempt Fund	California Tax-Exempt Fund
INVESTMENT INCOME:
Interest income (Note 6)	$2,048	$94,744 (1)	$7,592	$4,634
Interest income from investments in affiliates	—	18	—	—
Dividend income	—	—	—	—
Income from securities loaned (net of fees) (Note 2)	—	12	—	—
Dividend income from investments in affiliates	41	2,824	183	85
Total Investment Income	2,089	97,598	7,775	4,719
EXPENSES:
Management fees	230	1,457	1,029	547
Custody fees	6	227	19	12
Transfer agent fees	20	935	92	49
Blue sky fees	19	25	17	18
Printing fees	5	21	6	5
Audit fees	21	32	21	21
Legal fees	13	26	13	13
Shareholder servicing fees	45	62	27	40
Trustee fees and expenses	7	20	7	7
Tax expense	—	—	—	—
Other	11	22	10	10
Total Expenses	377	2,827	1,241	722
Less expenses reimbursed by investment adviser	(126)	(1,181)	(155)	(140)
Less custodian credits	—	(2)	—	—
Net Expenses	251	1,644	1,086	582
Net Investment Income	1,838	95,954	6,689	4,137
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(1,858)	(5,121)	(4,020)	(1,884)
Credit default swap agreements	—	—	—	—
Total return swaps	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Forward foreign currency exchange contracts	—	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	2,103	4,062	7,082	2,618
Investments in affiliates	—	(5)	—	—
Credit default swap agreements	—	—	—	—
Total return swaps	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency translations	—	—	—	—
Forward foreign currency exchange contracts	—	—	—	—
Net Gains (Losses)	245	(1,064)	3,062	734
Net Increase in Net Assets Resulting from Operations	$2,083	$94,890	$9,751	$4,871

(1)	Net of $10, $1, $3, $13, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 6 NORTHERN FUNDS ANNUAL REPORT

For the Fiscal Year Ended March 31, 2026

Core Bond Fund	Fixed Income Fund	High Yield Fixed Income Fund	Intermediate Tax-Exempt Fund	Limited Term Tax-Exempt Fund	Limited Term U.S. Government Fund	Multi-Manager High Yield Opportunity Fund

$4,246 (1)	$14,379 (1)	$170,469 (1)	$39,379	$9,916	$957	$11,144
—	—	—	—	—	—	—
—	—	—	—	—	—	592
1	2	39	—	—	—	2
143	176	3,815	590	208	5	304
4,390	14,557	174,323	39,969	10,124	962	12,042

353	1,275	13,495	4,749	1,428	96	995
18	33	172	79	26	5	41
36	114	896	425	128	10	59
23	26	32	42	25	21	22
6	11	36	15	7	5	4
21	21	37	26	20	20	36
13	13	32	20	13	13	13
3	20	318	101	28	4	6
7	7	27	14	7	7	7
—	—	—	—	—	—	1
10	10	29	17	10	10	11
490	1,530	15,074	5,488	1,692	191	1,195
(108)	(184)	(1,071)	(498)	(189)	(81)	(157)
(1)	(3)	(5)	(1)	—	—	(3)
381	1,343	13,998	4,989	1,503	110	1,035
4,009	13,214	160,325	34,980	8,621	852	11,007

(255)	257	(39,553)	(14,478)	(1,681)	(8)	(388)
—	—	—	—	—	—	22
—	—	—	—	—	—	107
175	291	2,369	—	1	19	6
—	—	31	—	—	—	(2)
—	—	—	—	—	—	6

40	377	49,077	27,780	4,319	6	(1,458)
—	—	—	—	—	—	—
—	—	—	—	—	—	9
—	—	—	—	—	—	17
(126)	(462)	(2,594)	—	—	(7)	22
—	—	6	—	—	—	(1)
—	—	—	—	—	—	(3)
(166)	463	9,336	13,302	2,639	10	(1,663)
$3,843	$13,677	$169,661	$48,282	$11,260	$862	$9,344
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  7 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	Short Bond Fund	Tax-Advantaged Ultra-Short Fixed Income Fund	Tax-Exempt Fund	Ultra-Short Fixed Income Fund
INVESTMENT INCOME:
Interest income (Note 6)	$10,763 (1)	$94,056 (1)	$30,481	$82,309 (1)
Interest income from investments in affiliates	—	—	—	107
Income from securities loaned (net of fees) (Note 2)	1	—	—	1
Dividend income from investments in affiliates	123	1,464	336	1,457
Income from affiliates (Note 6)	—	—	—	—
Total Investment Income	10,887	95,520	30,817	83,874
EXPENSES:
Management fees	879	6,591	3,217	4,012
Custody fees	23	214	56	130
Transfer agent fees	89	1,125	288	674
Blue sky fees	23	24	26	46
Printing fees	7	11	12	26
Audit fees	21	37	21	32
Legal fees	13	32	13	26
Shareholder servicing fees	1	28	82	68
Trustee fees and expenses	7	27	7	20
Other	10	29	12	25
Total Expenses	1,073	8,118	3,734	5,059
Less expenses reimbursed by investment adviser	(138)	(770)	(356)	(647)
Less custodian credits	(1)	(6)	(2)	(4)
Net Expenses	934	7,342	3,376	4,408
Net Investment Income	9,953	88,178	27,441	79,466
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	1,307	6,282	(15,731)	2,000
Futures contracts	(807)	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	(550)	(7,386)	20,839	(4,424)
Investments in affiliates	—	—	—	(16)
Futures contracts	96	—	—	—
Net Gains (Losses)	46	(1,104)	5,108	(2,440)
Net Increase in Net Assets Resulting from Operations	$9,999	$87,074	$32,549	$77,026

(1)	Net of $1, $6 and $26, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 8 NORTHERN FUNDS ANNUAL REPORT

For the Fiscal Year Ended March 31, 2026

U.S. Government Fund	U.S. Government Money Market Fund	U.S. Government Select Money Market Fund

$1,153	$890,998	$181,199
—	—	—
—	—	—
3	—	—
—	1,671	1,709
1,156	892,669	182,908

111	71,400	14,647
6	1,533	331
11	4,111	843
23	59	39
5	73	13
21	142	37
14	139	34
1	—	—
7	142	27
10	146	35
209	77,745	16,006
(82)	(1,815)	(431)
—	—	—
127	75,930	15,575
1,029	816,739	167,333

(15)	222	31
38	—	—

(97)	—	—
—	—	—
(16)	—	—
(90)	222	31
$939	$816,961	$167,364
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  9 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Arizona Tax-Exempt Fund		Bond Index Fund		California Intermediate Tax-Exempt Fund
Amounts in thousands	2026	2025	2026	2025	2026	2025
OPERATIONS:
Net investment income (Note 6)	$1,838	$1,956	$95,954	$86,078	$6,689	$6,418
Net realized gains (losses)	(1,858)	(1,577)	(5,121)	(52,362)	(4,020)	(3,906)
Net change in unrealized appreciation (depreciation)	2,103	334	4,057	68,658	7,082	2,149
Net Increase in Net Assets Resulting from Operations	2,083	713	94,890	102,374	9,751	4,661
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	1,357	(10,008)	900,175	(228,908)	27,531	(26,140)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,357	(10,008)	900,175	(228,908)	27,531	(26,140)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(1,839)	(1,956)	(96,291)	(86,616)	(6,693)	(6,425)
Total Distributions to Shares Shareholders	(1,839)	(1,956)	(96,291)	(86,616)	(6,693)	(6,425)
Total Increase (Decrease) in Net Assets	1,601	(11,251)	898,774	(213,150)	30,589	(27,904)
NET ASSETS:
Beginning of year	52,040	63,291	2,144,016	2,357,166	221,469	249,373
End of year	$53,641	$52,040	$3,042,790	$2,144,016	$252,058	$221,469
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 10 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

California Tax-Exempt Fund		Core Bond Fund		Fixed Income Fund		High Yield Fixed Income Fund
2026	2025	2026	2025	2026	2025	2026	2025

$4,137	$4,650	$4,009	$3,926	$13,214	$14,773	$160,325	$186,775
(1,884)	(713)	(80)	(1,186)	548	(5,034)	(37,153)	(40,600)
2,618	(1,708)	(86)	1,699	(85)	7,058	46,489	46,437
4,871	2,229	3,843	4,439	13,677	16,797	169,661	192,612

(12,802)	(4,742)	(4,943)	4,170	(45,946)	(21,221)	(562,753)	(42,365)
(12,802)	(4,742)	(4,943)	4,170	(45,946)	(21,221)	(562,753)	(42,365)

(4,139)	(4,653)	(3,990)	(3,930)	(13,165)	(14,748)	(160,559)	(187,361)
(4,139)	(4,653)	(3,990)	(3,930)	(13,165)	(14,748)	(160,559)	(187,361)
(12,070)	(7,166)	(5,090)	4,679	(45,434)	(19,172)	(553,651)	(37,114)

143,387	150,553	96,385	91,706	328,357	347,529	2,633,055	2,670,169
$131,317	$143,387	$91,295	$96,385	$282,923	$328,357	$2,079,404	$2,633,055
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  11 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Intermediate Tax-Exempt Fund		Limited Term Tax-Exempt Fund		Limited Term U.S. Government Fund
Amounts in thousands	2026	2025	2026	2025	2026	2025
OPERATIONS:
Net investment income (Note 6)	$34,980	$35,275	$8,621	$9,265	$852	$738
Net realized gains (losses)	(14,478)	(15,084)	(1,680)	(2,320)	11	(332)
Net change in unrealized appreciation (depreciation)	27,780	4,977	4,319	4,304	(1)	788
Net Increase in Net Assets Resulting from Operations	48,282	25,168	11,260	11,249	862	1,194
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	119,066	(194,477)	(29,376)	(80,244)	2,928	(6,418)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	119,066	(194,477)	(29,376)	(80,244)	2,928	(6,418)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(35,152)	(35,292)	(8,621)	(9,266)	(853)	(740)
Return of capital	(311)	—	—	—	—	—
Total Distributions to Shares Shareholders	(35,463)	(35,292)	(8,621)	(9,266)	(853)	(740)
Total Increase (Decrease) in Net Assets	131,885	(204,601)	(26,737)	(78,261)	2,937	(5,964)
NET ASSETS:
Beginning of year	1,056,990	1,261,591	351,101	429,362	23,491	29,455
End of year	$1,188,875	$1,056,990	$324,364	$351,101	$26,428	$23,491
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 12 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Multi-Manager High Yield Opportunity Fund		Short Bond Fund		Tax-Advantaged Ultra-Short Fixed Income Fund		Tax-Exempt Fund
2026	2025	2026	2025	2026	2025	2026	2025

$11,007	$12,778	$9,953	$11,295	$88,178	$87,425	$27,441	$26,750
(249)	743	500	104	6,282	(1,181)	(15,731)	(12,677)
(1,414)	(2,389)	(454)	3,433	(7,386)	11,798	20,839	(2,067)
9,344	11,132	9,999	14,832	87,074	98,042	32,549	12,006

(34,927)	(8,819)	(104,455)	17,779	175,555	236,891	(30,050)	29,347
(34,927)	(8,819)	(104,455)	17,779	175,555	236,891	(30,050)	29,347

(11,227)	(12,717)	(10,065)	(11,409)	(88,237)	(87,427)	(27,447)	(26,756)
—	—	—	—	—	—	—	—
(11,227)	(12,717)	(10,065)	(11,409)	(88,237)	(87,427)	(27,447)	(26,756)
(36,810)	(10,404)	(104,521)	21,202	174,392	247,506	(24,948)	14,597

179,207	189,611	292,953	271,751	2,753,285	2,505,779	770,691	756,094
$142,397	$179,207	$188,432	$292,953	$2,927,677	$2,753,285	$745,743	$770,691
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  13 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Ultra-Short Fixed Income Fund		U.S. Government Fund		U.S. Government Money Market Fund
Amounts in thousands	2026	2025	2026	2025	2026	2025
OPERATIONS:
Net investment income (Note 6)	$79,466	$79,131	$1,029	$762	$816,739	$951,243
Net realized gains (losses)	2,000	1,294	23	(241)	222	808
Net change in unrealized appreciation (depreciation)	(4,440)	11,012	(113)	466	—	—
Net Increase in Net Assets Resulting from Operations	77,026	91,437	939	987	816,961	952,051
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	383	26,938	(1,267)	2,445	(618,836)	1,774,718
Net increase (decrease) in net assets resulting from Siebert Williams Shank Shares transactions	(17,129)	5,235	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,746)	32,173	(1,267)	2,445	(618,836)	1,774,718
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(78,262)	(78,013)	(1,029)	(762)	(817,772)	(951,306)
Total Distributions to Shares Shareholders	(78,262)	(78,013)	(1,029)	(762)	(817,772)	(951,306)
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(1,354)	(1,745)	—	—	—	—
Total Distributions to Siebert Williams Shank Shares Shareholders	(1,354)	(1,745)	—	—	—	—
Total Increase (Decrease) in Net Assets	(19,336)	43,852	(1,357)	2,670	(619,647)	1,775,463
NET ASSETS:
Beginning of year	1,670,320	1,626,468	27,350	24,680	22,209,987	20,434,524
End of year	$1,650,984	$1,670,320	$25,993	$27,350	$21,590,340	$22,209,987
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 14 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

U.S. Government Select Money Market Fund
2026	2025

$167,333	$207,524
31	158
—	—
167,364	207,682

125,845	(105,182)
—	—
125,845	(105,182)

(167,513)	(207,524)
(167,513)	(207,524)

—	—
—	—
125,696	(105,024)

4,357,994	4,463,018
$4,483,690	$4,357,994
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  15 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

Arizona Tax-Exempt Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.46	$9.67	$9.74	$10.13	$10.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.32	0.32	0.30	0.23
Net realized and unrealized gains (losses)	0.04	(0.21)	(0.07)	(0.39)	(0.73)
Total from Investment Operations	0.37	0.11	0.25	(0.09)	(0.50)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.33)	(0.32)	(0.32)	(0.30)	(0.23)
Total Distributions Paid	(0.33)	(0.32)	(0.32)	(0.30)	(0.23)
Net Asset Value, End of Year	$9.50	$9.46	$9.67	$9.74	$10.13
Total Return(1)	3.93%	1.19%	2.62%	(0.82)%	(4.74)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$53,641	$52,040	$63,291	$77,678	$142,101
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.47%(3)	0.47%(3)	0.47%(3)	0.46%	0.46%
Expenses, before reimbursements and credits	0.70%	0.70%	0.66%	0.62%	0.60%
Net investment income, net of reimbursements and credits(2)	3.43%(3)	3.38%(3)	3.29%(3)	3.03%	2.09%
Net investment income, before reimbursements and credits	3.20%	3.15%	3.10%	2.87%	1.95%
Portfolio Turnover Rate	34.78%	38.27%	5.51%	16.84%	32.67%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $5,000, $3,000, $5,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 16 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Bond Index Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.22	$9.14	$9.31	$10.04	$10.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	0.34	0.31	0.24	0.19
Net realized and unrealized gains (losses)	0.03	0.09	(0.17)	(0.72)	(0.63)
Total from Investment Operations	0.39	0.43	0.14	(0.48)	(0.44)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.37)	(0.35)	(0.31)	(0.25)	(0.22)
From net realized gains	—	—	—	—	(0.05)
Total Distributions Paid	(0.37)	(0.35)	(0.31)	(0.25)	(0.27)
Net Asset Value, End of Year	$9.24	$9.22	$9.14	$9.31	$10.04
Total Return(1)	4.26%	4.78%	1.60%	(4.77)%	(4.22)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,042,790	$2,144,016	$2,357,166	$2,181,197	$2,677,710
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.07%(2)(3)	0.07%(2)	0.07%(2)	0.11%(3)	0.15%(3)
Expenses, before reimbursements and credits	0.12%	0.12%	0.12%	0.15%	0.19%
Net investment income, net of reimbursements and credits	3.95%(2)(3)	3.79%(2)	3.37%(2)	2.53%(3)	1.77%(3)
Net investment income, before reimbursements and credits	3.90%	3.74%	3.32%	2.49%	1.73%
Portfolio Turnover Rate	56.65%	43.36%	47.00%	45.33%	48.74%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $1,000, $27,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  17 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

California Intermediate Tax-Exempt Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.78	$9.85	$9.89	$10.17	$10.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	0.26	0.26	0.23	0.21
Net realized and unrealized gains (losses)	0.14	(0.07)	(0.04)	(0.28)	(0.77)
Total from Investment Operations	0.42	0.19	0.22	(0.05)	(0.56)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.28)	(0.26)	(0.26)	(0.23)	(0.21)
Total Distributions Paid	(0.28)	(0.26)	(0.26)	(0.23)	(0.21)
Net Asset Value, End of Year	$9.92	$9.78	$9.85	$9.89	$10.17
Total Return(1)	4.31%	1.98%	2.29%	(0.39)%	(5.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$252,058	$221,469	$249,373	$273,437	$483,410
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.45%	0.45%(3)	0.45%(3)	0.45%	0.45%
Expenses, before reimbursements and credits	0.52%	0.52%	0.52%	0.51%	0.51%
Net investment income, net of reimbursements and credits(2)	2.80%	2.67%(3)	2.66%(3)	2.37%	1.95%
Net investment income, before reimbursements and credits	2.73%	2.60%	2.59%	2.31%	1.89%
Portfolio Turnover Rate	33.04%	37.65%	14.35%	4.49%	19.44%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, $11,000, $19,000, $17,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 18 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

California Tax-Exempt Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$10.36	$10.53	$10.52	$10.91	$11.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	0.33	0.32	0.27	0.24
Net realized and unrealized gains (losses)	0.09	(0.17)	0.01	(0.39)	(0.85)
Total from Investment Operations	0.43	0.16	0.33	(0.12)	(0.61)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.34)	(0.33)	(0.32)	(0.27)	(0.24)
From net realized gains	—	—	—	—	(0.04)
Total Distributions Paid	(0.34)	(0.33)	(0.32)	(0.27)	(0.28)
Net Asset Value, End of Year	$10.45	$10.36	$10.53	$10.52	$10.91
Total Return(1)	4.20%	1.53%	3.25%	(1.02)%	(5.35)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$131,317	$143,387	$150,553	$162,392	$199,909
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.46%(3)	0.46%(3)	0.46%(3)	0.45%	0.46%
Expenses, before reimbursements and credits	0.57%	0.56%	0.55%	0.55%	0.55%
Net investment income, net of reimbursements and credits(2)	3.25%(3)	3.14%(3)	3.09%(3)	2.60%	2.00%
Net investment income, before reimbursements and credits	3.14%	3.04%	3.00%	2.50%	1.91%
Portfolio Turnover Rate	35.90%	38.88%	20.78%	23.45%	30.33%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $6,000, $14,000, $13,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  19 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Core Bond Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$8.93	$8.87	$9.06	$9.82	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	0.37	0.33	0.25	0.13
Net realized and unrealized gains (losses)	(0.01)	0.06	(0.18)	(0.74)	(0.56)
Total from Investment Operations	0.38	0.43	0.15	(0.49)	(0.43)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.39)	(0.37)	(0.34)	(0.27)	(0.18)
Total Distributions Paid	(0.39)	(0.37)	(0.34)	(0.27)	(0.18)
Net Asset Value, End of Year	$8.92	$8.93	$8.87	$9.06	$9.82
Total Return(1)	4.27%	4.95%	1.77%	(4.92)%	(4.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$91,295	$96,385	$91,706	$112,206	$189,112
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.41%(3)	0.41%(3)	0.41%(3)	0.41%	0.41%
Expenses, before reimbursements and credits	0.53%	0.53%	0.51%	0.49%	0.47%
Net investment income, net of reimbursements and credits(2)	4.32%(3)	4.17%(3)	3.78%(3)	2.84%	1.32%
Net investment income, before reimbursements and credits	4.20%	4.05%	3.68%	2.76%	1.26%
Portfolio Turnover Rate	139.58%	134.11%	78.68%	247.32%	319.16%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $8,000, $8,000, $6,000, $6,000 and $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 20 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Fixed Income Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$8.92	$8.86	$9.02	$9.84	$10.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.40	0.38	0.34	0.28	0.20 (1)
Net realized and unrealized gains (losses)	0.03	0.06	(0.15)	(0.80)	(0.56)
Total from Investment Operations	0.43	0.44	0.19	(0.52)	(0.36)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.40)	(0.38)	(0.35)	(0.30)	(0.25)
Total Distributions Paid	(0.40)	(0.38)	(0.35)	(0.30)	(0.25)
Net Asset Value, End of Year	$8.95	$8.92	$8.86	$9.02	$9.84
Total Return(3)	4.88%	5.14%	2.20%	(5.23)%	(3.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$282,923	$328,357	$347,529	$481,875	$696,741
Ratio to average net assets of:
Expenses, net of reimbursements and credits(4)	0.45%(5)	0.45%(5)	0.45%(5)	0.45%	0.45%
Expenses, before reimbursements and credits	0.52%	0.52%	0.51%	0.50%	0.49%
Net investment income, net of reimbursements and credits(4)	4.46%(5)	4.36%(5)	3.82%(5)	3.17%	1.95%
Net investment income, before reimbursements and credits	4.39%	4.29%	3.76%	3.12%	1.91%
Portfolio Turnover Rate	127.85%	119.29%	81.39%	188.84%	248.30%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been -3.59%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $10,000, $10,000, $13,000, $18,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  21 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

High Yield Fixed Income Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$5.99	$5.98	$5.75	$6.39	$6.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	0.41	0.39	0.35	0.35 (1)
Net realized and unrealized gains (losses)	0.02	0.01	0.24	(0.62)	(0.38)
Total from Investment Operations	0.44	0.42	0.63	(0.27)	(0.03)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.42)	(0.41)	(0.40)	(0.37)	(0.36)
Total Distributions Paid	(0.42)	(0.41)	(0.40)	(0.37)	(0.36)
Net Asset Value, End of Year	$6.01	$5.99	$5.98	$5.75	$6.39
Total Return(3)	7.47%	7.21%	11.28%	(4.08)%	(0.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,079,404	$2,633,055	$2,670,169	$2,846,355	$3,879,135
Ratio to average net assets of:
Expenses, net of reimbursements and credits(4)	0.60%(5)	0.60%(5)	0.60%(5)	0.68%	0.78%
Expenses, before reimbursements and credits	0.65%	0.65%	0.64%	0.72%	0.83%
Net investment income, net of reimbursements and credits(4)	6.89%(5)	6.82%(5)	6.70%(5)	6.15%	5.17%
Net investment income, before reimbursements and credits	6.84%	6.77%	6.66%	6.11%	5.12%
Portfolio Turnover Rate	40.19%	45.13%	33.79%	20.68%	30.32%

(1)	The Northern Trust Company reimbursed the Fund approximately $8,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $155,000, $148,000, $126,000, $186,000 and $9,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 22 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Intermediate Tax-Exempt Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.70	$9.79	$9.85	$10.14	$10.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.30	0.28	0.25	0.19
Net realized and unrealized gains (losses)	0.12	(0.09)	(0.06)	(0.29)	(0.65)
Total from Investment Operations	0.43	0.21	0.22	(0.04)	(0.46)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.31)	(0.30)	(0.28)	(0.25)	(0.19)
From net realized gains	—	—	—	—	(0.04)
Return of capital	(— )(1)	—	—	—	—
Total Distributions Paid	(0.31)	(0.30)	(0.28)	(0.25)	(0.23)
Net Asset Value, End of Year	$9.82	$9.70	$9.79	$9.85	$10.14
Total Return(2)	4.54%	2.14%	2.29%	(0.29)%	(4.35)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,188,875	$1,056,990	$1,261,591	$1,535,752	$2,685,118
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.45%(3)(4)	0.45%(3)(4)	0.45%(3)(4)	0.45%(4)	0.45%
Expenses, before reimbursements and credits	0.50%	0.50%	0.50%	0.49%	0.48%
Net investment income, net of reimbursements and credits	3.17%(3)(4)	3.04%(3)(4)	2.88%(3)(4)	2.55%(4)	1.73%
Net investment income, before reimbursements and credits	3.12%	2.99%	2.83%	2.51%	1.70%
Portfolio Turnover Rate	30.91%	37.09%	18.08%	16.89%	79.63%

(1)	Per share amounts from distributions paid from return of capital were less than $0.01 per share.
(2)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $34,000, $33,000, $64,000 and $46,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  23 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Limited Term Tax-Exempt Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.93	$9.88	$9.92	$9.93	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.24	0.21	0.16	0.09
Net realized and unrealized gains (losses)	0.08	0.05	(0.04)	(0.01)	(0.41)
Total from Investment Operations	0.34	0.29	0.17	0.15	(0.32)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.26)	(0.24)	(0.21)	(0.16)	(0.09)
From net realized gains	—	—	—	—	(0.09)
Total Distributions Paid	(0.26)	(0.24)	(0.21)	(0.16)	(0.18)
Net Asset Value, End of Year	$10.01	$9.93	$9.88	$9.92	$9.93
Total Return(1)	3.46%	2.98%	1.74%	1.59%	(3.08)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$324,364	$351,101	$429,362	$556,226	$726,540
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.45%(2)(3)	0.45%(2)(3)	0.45%(2)(3)	0.45%(3)	0.45%
Expenses, before reimbursements and credits	0.51%	0.51%	0.50%	0.50%	0.50%
Net investment income, net of reimbursements and credits	2.60%(2)(3)	2.43%(2)(3)	2.11%(2)(3)	1.66%(3)	0.87%
Net investment income, before reimbursements and credits	2.54%	2.37%	2.06%	1.61%	0.82%
Portfolio Turnover Rate	28.23%	32.24%	16.10%	49.86%	94.18%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $15,000, $21,000 and $30,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 24 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Limited Term U.S. Government Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.41	$9.22	$9.29	$9.55	$10.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.28	0.26	0.20	0.01
Net realized and unrealized gains (losses)	0.01	0.19	(0.07)	(0.26)	(0.46)
Total from Investment Operations	0.33	0.47	0.19	(0.06)	(0.45)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.32)	(0.28)	(0.26)	(0.20)	(0.02)
Total Distributions Paid	(0.32)	(0.28)	(0.26)	(0.20)	(0.02)
Net Asset Value, End of Year	$9.42	$9.41	$9.22	$9.29	$9.55
Total Return(1)	3.54%	5.21%	2.11%	(0.58)%	(4.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$26,428	$23,491	$29,455	$54,473	$47,975
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.44%(2)(3)	0.44%(2)(3)	0.42%(2)(3)	0.42%(3)	0.42%
Expenses, before reimbursements and credits	0.76%	0.73%	0.64%	0.58%	0.58%
Net investment income, net of reimbursements and credits	3.37%(2)(3)	3.03%(2)(3)	2.83%(2)(3)	2.20%(3)	0.17%
Net investment income, before reimbursements and credits	3.05%	2.74%	2.61%	2.04%	0.01%
Portfolio Turnover Rate	74.89%	55.53%	46.49%	335.99%	411.02%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled less than $1,000, $1,000, $1,000 and approximately $4,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  25 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Multi-Manager High Yield Opportunity Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$8.36	$8.43	$8.21	$9.05	$9.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.62 (1)	0.60	0.64	0.48	0.44 (2)
Net realized and unrealized gains (losses)	(0.11)	(0.08)	0.23	(0.84)	(0.33)
Total from Investment Operations	0.51	0.52	0.87	(0.36)	0.11
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.62)	(0.59)	(0.65)	(0.48)	(0.47)
Total Distributions Paid	(0.62)	(0.59)	(0.65)	(0.48)	(0.47)
Net Asset Value, End of Year	$8.25	$8.36	$8.43	$8.21	$9.05
Total Return(4)	6.27%	6.36%	11.11%	(3.80)%	1.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$142,397	$179,207	$189,611	$214,736	$180,833
Ratio to average net assets of:
Expenses, net of reimbursements and credits(5)	0.68%(6)	0.68%(6)	0.74%(6)	0.85%	0.86%
Expenses, before reimbursements and credits	0.78%	0.77%	0.83%	0.94%	0.95%
Net investment income, net of reimbursements and credits(5)	7.19%(6)	7.01%(6)	7.76%(6)	5.80%	4.68%
Net investment income, before reimbursements and credits	7.09%	6.92%	7.67%	5.71%	4.59%
Portfolio Turnover Rate	53.81%	51.68%	44.77%	67.37%	64.94%

(1)
The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $13,000, $14,000, $14,000, $16,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 26 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Short Bond Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$18.29	$18.06	$17.98	$18.30	$19.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.78	0.72	0.57	0.33	0.20
Net realized and unrealized gains (losses)	— (1)	0.24	0.10	(0.31)	(0.74)
Total from Investment Operations	0.78	0.96	0.67	0.02	(0.54)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.80)	(0.73)	(0.59)	(0.34)	(0.22)
Total Distributions Paid	(0.80)	(0.73)	(0.59)	(0.34)	(0.22)
Net Asset Value, End of Year	$18.27	$18.29	$18.06	$17.98	$18.30
Total Return(2)	4.33%	5.43%	3.78%	0.20%	(2.88)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$188,432	$292,953	$271,751	$339,725	$425,415
Ratio to average net assets of:
Expenses, net of reimbursements and credits(3)	0.40%(4)	0.40%(4)	0.40%(4)	0.40%	0.40%
Expenses, before reimbursements and credits	0.46%	0.46%	0.45%	0.45%	0.45%
Net investment income, net of reimbursements and credits(3)	4.30%(4)	4.00%(4)	3.18%(4)	1.86%	1.05%
Net investment income, before reimbursements and credits	4.24%	3.94%	3.13%	1.81%	1.00%
Portfolio Turnover Rate	104.90%	134.80%	78.89%	76.98%	45.52%

(1)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(2)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $7,000, $15,000, $8,000, $16,000 and $10,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  27 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Tax-Advantaged Ultra-Short Fixed Income Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$10.18	$10.13	$10.01	$10.01	$10.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.35	0.30	0.15	0.05
Net realized and unrealized gains (losses)	—	0.05	0.12	—	(0.19)
Total from Investment Operations	0.31	0.40	0.42	0.15	(0.14)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.31)	(0.35)	(0.30)	(0.15)	(0.05)
From net realized gains	—	—	—	—	(0.01)
Total Distributions Paid	(0.31)	(0.35)	(0.30)	(0.15)	(0.06)
Net Asset Value, End of Year	$10.18	$10.18	$10.13	$10.01	$10.01
Total Return(1)	3.07%	4.02%	4.23%	1.58%	(1.41)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,927,677	$2,753,285	$2,505,779	$2,379,867	$3,993,867
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.25%(2)(3)	0.25%(2)(3)	0.25%(2)(3)	0.25%(3)	0.25%
Expenses, before reimbursements and credits	0.28%	0.28%	0.28%	0.28%	0.27%
Net investment income, net of reimbursements and credits	3.02%(2)(3)	3.46%(2)(3)	2.96%(2)(3)	1.48%(3)	0.48%
Net investment income, before reimbursements and credits	2.99%	3.43%	2.93%	1.45%	0.46%
Portfolio Turnover Rate	93.56%	52.69%	43.74%	43.43%	84.82%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $84,000, $225,000, $215,000 and $66,000, representing less than 0.01 percent of average net assets for the fiscal year ended March 31, 2026, 0.01 percent of average net assets for the fiscal years ended March 31, 2025 and 2024, and less than 0.01 percent of average net assets for the fiscal year ended March 31, 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 28 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

Tax-Exempt Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$9.41	$9.58	$9.66	$10.19	$10.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	0.33	0.34	0.31	0.21
Net realized and unrealized gains (losses)	0.07	(0.17)	(0.08)	(0.53)	(0.72)
Total from Investment Operations	0.42	0.16	0.26	(0.22)	(0.51)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.35)	(0.33)	(0.34)	(0.31)	(0.21)
From net realized gains	—	—	—	—	(0.05)
Total Distributions Paid	(0.35)	(0.33)	(0.34)	(0.31)	(0.26)
Net Asset Value, End of Year	$9.48	$9.41	$9.58	$9.66	$10.19
Total Return(1)	4.51%	1.71%	2.73%	(2.10)%	(4.76)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$745,743	$770,691	$756,094	$788,997	$1,661,137
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.45%(2)(3)	0.45%(2)(3)	0.45%(2)(3)	0.45%(3)	0.45%
Expenses, before reimbursements and credits	0.50%	0.50%	0.50%	0.50%	0.49%
Net investment income, net of reimbursements and credits	3.67%(2)(3)	3.49%(2)(3)	3.52%(2)(3)	3.15%(3)	1.93%
Net investment income, before reimbursements and credits	3.62%	3.44%	3.47%	3.10%	1.89%
Portfolio Turnover Rate	46.31%	39.45%	31.74%	19.52%	86.00%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $20,000, $40,000, $40,000 and $26,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  29 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Ultra-Short Fixed Income Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$10.32	$10.25	$10.03	$10.08	$10.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.47	0.49	0.42	0.21	0.06
Net realized and unrealized gains (losses)	(0.01)	0.08	0.23	(0.04)	(0.21)
Total from Investment Operations	0.46	0.57	0.65	0.17	(0.15)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.47)	(0.50)	(0.43)	(0.22)	(0.06)
From net realized gains	—	—	—	—	(0.02)
Total Distributions Paid	(0.47)	(0.50)	(0.43)	(0.22)	(0.08)
Net Asset Value, End of Year	$10.31	$10.32	$10.25	$10.03	$10.08
Total Return(1)	4.53%	5.67%	6.59%	1.77%	(1.44)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,630,025	$1,632,225	$1,593,840	$2,372,561	$3,179,581
Ratio to average net assets of:
Expenses, net of reimbursements and credits(2)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%	0.25%
Expenses, before reimbursements and credits	0.29%	0.29%	0.29%	0.28%	0.28%
Net investment income, net of reimbursements and credits(2)	4.54%(3)	4.82%(3)	4.14%(3)	2.14%	0.55%
Net investment income, before reimbursements and credits	4.50%	4.78%	4.10%	2.11%	0.52%
Portfolio Turnover Rate	59.00%	64.34%	21.16%	25.09%	76.61%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $82,000, $88,000, $133,000, $118,000 and $7,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 30 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,
Ultra-Short Fixed Income Fund	Siebert Williams Shank
Selected per share data	YEAR ENDED March 31, 2026	YEAR ENDED March 31, 2025	YEAR ENDED March 31, 2024	PERIOD ENDED March 31, 2023(1)
Net Asset Value, Beginning of Period	$10.32	$10.25	$10.03	$9.98
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.47	0.49	0.43	0.15
Net realized and unrealized gains (losses)	(0.02)	0.08	0.22	0.06
Total from Investment Operations	0.45	0.57	0.65	0.21
LESS DISTRIBUTIONS PAID:
From net investment income	(0.47)	(0.50)	(0.43)	(0.16)
Total Distributions Paid	(0.47)	(0.50)	(0.43)	(0.16)
Net Asset Value, End of Period	$10.30	$10.32	$10.25	$10.03
Total Return(2)	4.43%	5.67%	6.59%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$20,959	$38,095	$32,628	$30,610
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%(5)	0.25%(5)	0.25%(5)	0.25%
Expenses, before reimbursements and credits	0.28%	0.29%	0.28%	0.28%
Net investment income, net of reimbursements and credits(4)	4.57%(5)	4.82%(5)	4.19%(5)	2.94%(6)
Net investment income, before reimbursements and credits	4.54%	4.78%	4.16%	2.91%(6)
Portfolio Turnover Rate	59.00%	64.34%	21.16%	25.09%

(1)	For the period from September 13, 2022 (commencement of class operations) through March 31, 2023.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $1,000, $2,000, $2,000 and less than $1,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and the period from September 13, 2022 (commencement of operations) through March 31, 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
As the Fund commenced operations of Siebert Williams Shank shares on September 13, 2022, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  31 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Government Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$8.83	$8.75	$8.87	$9.23	$9.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.28	0.25	0.19	0.04
Net realized and unrealized gains (losses)	(0.05)	0.08	(0.11)	(0.35)	(0.47)
Total from Investment Operations	0.26	0.36	0.14	(0.16)	(0.43)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.31)	(0.28)	(0.26)	(0.20)	(0.04)
From net realized gains	—	—	—	—	(0.01)
Total Distributions Paid	(0.31)	(0.28)	(0.26)	(0.20)	(0.05)
Net Asset Value, End of Year	$8.78	$8.83	$8.75	$8.87	$9.23
Total Return(1)	2.99%	4.26%	1.60%	(1.72)%	(4.48)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$25,993	$27,350	$24,680	$48,751	$44,292
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.43%(2)(3)	0.45%(2)(3)	0.43%(2)(3)	0.42%(3)	0.43%
Expenses, before reimbursements and credits	0.71%	0.79%	0.63%	0.60%	0.61%
Net investment income, net of reimbursements and credits	3.51%(2)(3)	3.27%(2)(3)	2.75%(2)(3)	2.25%(3)	0.36%
Net investment income, before reimbursements and credits	3.23%	2.93%	2.55%	2.07%	0.18%
Portfolio Turnover Rate	54.27%	60.41%	59.75%	344.21%	492.24%

(1)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled less than $1,000, $1,000, approximately $1,000 and $5,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2026, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 32 NORTHERN FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED March 31,

U.S. Government Money Market Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05	0.02	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.05	0.02	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(— )(3)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.02)	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	3.84%	4.72%(5)	5.07%(6)	2.26%(7)	0.01%(8)(9)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$21,590,340	$22,209,987	$20,434,524	$18,584,575	$20,213,443
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.35%	0.35%	0.35%	0.34%(10)	0.09%(10)
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income, net of reimbursements and credits	3.78%	4.61%	4.95%	2.21%(10)	0.01%(10)
Net investment income (loss), before reimbursements and credits	3.77%	4.60%	4.94%	2.19%	(0.26)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)
During the fiscal year ended March 31, 2025, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(6)
During the fiscal year ended March 31, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,833,000. Total return excluding the voluntary reimbursement would have been 2.25%.
(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $47,814,000. Total return excluding the voluntary reimbursement would have been -0.25%.
(9)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(10)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  33 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued	FOR THE FISCAL YEARS ENDED March 31,

U.S. Government Select Money Market Fund	Shares
Selected per share data	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05	0.02	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.05	0.02	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(— )(3)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.02)	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	3.84%	4.72%(5)	5.10%(6)	2.29%(7)	0.25%(8)(9)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$4,483,690	$4,357,994	$4,463,018	$3,509,978	$3,727,339
Ratio to average net assets of:
Expenses, net of reimbursements and credits	0.35%	0.35%	0.35%	0.34%(10)	0.09%(10)
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income, net of reimbursements and credits	3.77%	4.63%	4.98%	2.24%(10)	0.23%(10)
Net investment income (loss), before reimbursements and credits	3.76%	4.62%	4.97%	2.22%	(0.04)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)
During the fiscal year ended March 31, 2025, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(6)
During the fiscal year ended March 31, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.07% and the net investment income ratio and gross investment income ratio would have been 4.95% and 4.94%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $338,000. Total return excluding the voluntary reimbursement would have been 2.28%.
(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $9,653,000. Total return excluding the voluntary reimbursement would have been -0.01%.
(9)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(10)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 34 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

ARIZONA TAX-EXEMPT FUND	March 31, 2026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.6%
Arizona – 95.5%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$898
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	504
Arizona Board of Regents State University System SPEED Revenue Bonds,
5.00%, 8/1/46	500	531
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds,
5.00%, 6/1/28	400	421
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/41	750	816
5.00%, 8/1/43	705	757
Arizona Board of Regents University of Arizona System SPEED Revenue Bonds,
5.00%, 8/1/27	400	413
5.00%, 8/1/28	400	421
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	382
Arizona IDA Hospital Revenue Refunding Bonds, Phoenix Children's Hospital,
5.00%, 2/1/32	500	552
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/41	500	449
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds,
5.00%, 11/1/31	625	678
5.00%, 11/1/41	545	575
5.00%, 11/1/43	500	526
Arizona State University Sustainable Revenue Bonds, Series A,
5.00%, 7/1/36	795	836
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Buckeye Arizona Excise TRB,
5.00%, 7/1/38	$650	$725
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	876
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	432
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
4.00%, 6/1/29(1) (2)	550	557
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	503
5.00%, 7/1/30	500	503
5.00%, 7/1/31	600	604
Glendal IDA Revenue Bonds, Midwestern University,
5.00%, 5/15/33	500	555
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	536
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/32	500	561
5.00%, 7/1/37	1,000	1,115
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	792
Lake Havasu City Wastewater System Senior Lien Revenue G.O. Unlimited Refunding Bonds,
5.00%, 7/1/42	500	546
Maricopa County Agua Fria Union High School District No. 216 G.O. Unlimited Bonds, Series B, Project of 2024,
5.00%, 7/1/27	350	361
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	276
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  35 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AG Insured),
4.00%, 7/1/36	$305	$310
Maricopa County Elementary School District No. 1 G.O. Unlimited Bonds, Series B, Project of 2022 (BAM Insured),
5.00%, 7/1/42	540	581
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	262
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,019
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AG Insured),
5.00%, 7/1/30	275	298
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AG Insured),
5.00%, 7/1/35	625	649
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
5.00%, 7/1/35	965	1,007
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,325
5.00%, 7/1/47	1,000	1,005
Maricopa County IDA Educational Revenue Refunding Bonds, Legacy Traditional School,
4.25%, 7/1/44	300	265
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, HonorHealth,
5.00%, 9/1/42	$1,000	$1,020
Maricopa County IDA Hospital Revenue Refunding Bonds, Series D, Honor Health,
5.00%, 12/1/41	500	533
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,260
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	1,000	1,001
Maricopa County Tempe Elementary School District No. 3 G.O. Unlimited Bonds, Series A, Project of 2022,
5.00%, 7/1/36	725	809
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	541
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	500	515
Mesa Utility Systems Revenue Bonds,
3.00%, 7/1/44	500	406
5.00%, 7/1/44	500	528
Northern Arizona University Revenue Refunding Bonds (BAM Insured),
5.00%, 6/1/37	400	453
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,025
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	750	730
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,000	1,031
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 36 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	$1,330	$976
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	862
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	700	732
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	750	787
Phoenix G.O. Unlimited Bonds, Series A,
5.00%, 7/1/41	750	816
5.00%, 7/1/47	750	786
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	850
Pima County COPS,
5.00%, 12/1/35	555	630
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	689
Pinal County Revenue Obligations Bonds (BAM Insured),
5.25%, 8/1/50	1,000	1,051
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/32	150	166
5.00%, 7/1/43	200	211
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,000	966
5.00%, 8/1/54	1,000	1,022
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/50	725	748
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Arizona – 95.5%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series B,
5.25%, 1/1/53	$600	$628
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/32	500	532
5.00%, 12/1/37	1,000	1,055
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	500	530
Sedona Excise TRB (AG Insured),
5.00%, 7/1/41	100	106
Tempe Excise TRB,
5.00%, 7/1/38	500	557
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	452
Yuma IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center,
5.00%, 8/1/29	700	747
5.00%, 8/1/40	700	748
Yuma Utility System Revenue Bonds, Series A (AG Insured),
5.00%, 7/1/43	300	324
		51,245
California – 0.3%
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 3/1/36	155	161
Iowa – 0.4%
Guthrie County Hospital Revenue BANS, Guthrie County Hospital Project,
4.50%, 2/1/29	200	200
Ohio – 0.3%
Ohio State Housing Finance Agency Residential Mortgage Backed Sustainable Revenue Bonds (GNMA, FNMA, FHLMC Insured),
5.50%, 9/1/29	160	173
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  37 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%continued
Virginia – 1.1%
Richmond G.O. Unlimited Refunding Bonds, Series B,
4.00%, 7/15/29	$600	$610
Total Municipal Bonds
(Cost $55,385)		52,389

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	468,596	$469
Total Investment Companies
(Cost $469)		469

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.7%
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/26	$500	$503
New York Variable G.O. Unlimited Bonds, Subseries B, Fiscal 2018,
1.75%, 4/1/26(5)	400	400
Total Short-Term Investments
(Cost $903)		903

Total Investments – 100.2%
(Cost $56,757)		53,761
Liabilities less Other Assets – (0.2%)		(120)
NET ASSETS – 100.0%		$53,641

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2026 is disclosed.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2026 is disclosed.
(5)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$52,389	$—	$52,389
Investment Companies	469	—	—	469
Short-Term Investments	—	903	—	903
Total Investments	$469	$53,292	$—	$53,761

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 38 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$534	$29,776	$29,841	$469	468,596	$41
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  39 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.4%
Auto Loan – 0.2%
Ally Auto Receivables Trust, Series 2026-1, Class A3
3.92%, 10/15/30	$100	$99
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	51
BMW Vehicle Lease Trust, Series 2025-1, Class A3
4.43%, 6/26/28	100	100
BMW Vehicle Lease Trust, Series 2025-2, Class A3
3.97%, 9/25/28	50	50
BMW Vehicle Owner Trust, Series 2025-A, Class A3
4.56%, 9/25/29	100	101
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class B
4.30%, 8/15/31	50	50
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C
4.80%, 8/15/31	25	25
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D
5.41%, 8/15/31	50	50
Capital One Prime Auto Receivables Trust, Series 2025-1, Class A3
3.85%, 7/15/30	100	100
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	102
CarMax Auto Owner Trust, Series 2024-4, Class A3
4.60%, 10/15/29	50	50
Carmax Auto Owner Trust, Series 2025-2, Class A3
4.48%, 3/15/30	100	100
Carmax Auto Owner Trust, Series 2025-4, Class A3
3.97%, 12/16/30	100	99
Carvana Auto Receivables Trust, Series 2024-P3, Class A4
4.31%, 9/10/30	25	25
Carvana Auto Receivables Trust, Series 2025-P3, Class A3
4.04%, 11/11/30	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Carvana Auto Receivables Trust, Series 2025-P4, Class A3
4.14%, 12/10/30	$50	$50
Carvana Auto Receivables Trust, Series 2025-P4, Class A4
4.25%, 11/10/31	50	50
Carvana Auto Receivables Trust, Series 2026-P1, Class A4
4.35%, 7/12/32	25	25
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class B
4.79%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class C
4.99%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class D
5.41%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class B
4.14%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class C
4.39%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	25	25
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	50	51
Exeter Automobile Receivables Trust, Series 2025-3A, Class B
4.86%, 2/15/30	50	50
Exeter Automobile Receivables Trust, Series 2025-3A, Class C
5.09%, 10/15/31	25	25
Exeter Automobile Receivables Trust, Series 2025-3A, Class D
5.57%, 10/15/31	25	25
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 40 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Exeter Automobile Receivables Trust, Series 2025-5A, Class C
4.68%, 3/15/32	$50	$50
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3
4.03%, 3/15/30	100	100
Exeter Automobile Receivables Trust, Series 2026-1A, Class D
5.00%, 5/17/32	50	50
Ford Credit Auto Lease Trust, Series 2026-A, Class A3
4.00%, 7/15/29	100	100
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	100	101
Ford Credit Auto Owner Trust, Series 2024-C, Class B
4.40%, 8/15/30	25	25
Ford Credit Auto Owner Trust, Series 2025-A, Class A3
4.45%, 10/15/29	50	50
Ford Credit Auto Owner Trust, Series 2025-B, Class A3
3.91%, 4/15/30	100	100
Ford Credit Auto Owner Trust, Series 2025-B, Class A4
3.95%, 7/15/31	100	99
Ford Credit Auto Owner Trust, Series 2026-A, Class A3
4.05%, 10/15/30	100	100
Ford Credit Auto Owner Trust, Series 2026-A, Class B
4.34%, 4/15/32	25	25
GM Financial Automobile Leasing Trust, Series 2025-3, Class A4
4.20%, 8/20/29	50	50
GM Financial Automobile Leasing Trust, Series 2026-1, Class A3
3.88%, 1/22/29	50	50
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A3
4.28%, 4/16/30	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
GM Financial Consumer Automobile Receivables Trust, Series 2025-4, Class A4
3.93%, 4/16/32	$100	$99
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	50	51
Honda Auto Receivables Owner Trust, Series 2025-1, Class A3
4.57%, 9/21/29	100	101
Honda Auto Receivables Owner Trust, Series 2025-2, Class A3
4.15%, 10/15/29	100	100
Honda Auto Receivables Owner Trust, Series 2025-3, Class A3
4.04%, 2/21/30	75	75
Honda Auto Receivables Owner Trust, Series 2025-4, Class A3
3.98%, 6/17/30	50	50
Honda Auto Receivables Owner Trust, Series 2025-4, Class A4
4.05%, 2/17/32	25	25
Honda Auto Receivables Owner Trust, Series 2026-1, Class A3
3.78%, 9/23/30	100	99
Hyundai Auto Receivables Trust, Series 2025-A, Class A3
4.32%, 10/15/29	100	100
Hyundai Auto Receivables Trust, Series 2025-B, Class A3
4.36%, 12/17/29	100	100
Hyundai Auto Receivables Trust, Series 2025-C, Class A3
3.88%, 4/15/30	100	99
Hyundai Auto Receivables Trust, Series 2025-C, Class A4
3.89%, 1/15/32	50	50
Hyundai Auto Receivables Trust, Series 2025-D, Class A3
3.99%, 9/16/30	100	100
Hyundai Auto Receivables Trust, Series 2026-A, Class B
4.10%, 12/15/32	50	49
Hyundai Auto Receivables Trust, Series 2026-A, Class C
4.31%, 6/15/33	50	49
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  41 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A3
4.61%, 4/16/29	$50	$50
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3
3.88%, 4/16/29	50	50
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A4
3.93%, 7/15/31	25	25
Mercedes-Benz Auto Lease Trust, Series 2026-A, Class A3
3.93%, 1/15/30	50	50
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3
4.78%, 12/17/29	50	50
Nissan Auto Receivables Owner Trust, Series 2025-A, Class A3
4.49%, 12/17/29	150	151
Nissan Auto Receivables Owner Trust, Series 2025-B, Class A3
3.99%, 4/15/30	50	50
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class C
5.84%, 6/17/30	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	25	26
Santander Drive Auto Receivables Trust, Series 2024-5, Class C
4.78%, 1/15/31	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	25	25
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3
4.17%, 4/15/30	100	100
Santander Drive Auto Receivables Trust, Series 2025-4, Class B
4.27%, 1/15/32	50	50
Santander Drive Auto Receivables Trust, Series 2025-4, Class C
4.52%, 1/15/32	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2025-4, Class D
4.95%, 1/15/32	$50	$50
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3
3.93%, 7/15/30	50	50
Santander Drive Auto Receivables Trust, Series 2026-1, Class B
4.07%, 4/15/32	50	49
Santander Drive Auto Receivables Trust, Series 2026-1, Class C
4.26%, 4/15/32	50	49
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4
4.83%, 11/15/29	100	101
Toyota Auto Receivables Owner Trust, Series 2025-D, Class A3
3.84%, 6/17/30	150	149
Toyota Auto Receivables Owner Trust, Series 2025-D, Class A4
3.94%, 2/17/31	100	99
Toyota Auto Receivables Owner Trust, Series 2026-A, Class A3
3.86%, 9/16/30	100	99
Volkswagen Auto Lease Trust, Series 2025-A, Class A3
4.50%, 6/20/28	50	50
Volkswagen Auto Lease Trust, Series 2025-B, Class A3
4.01%, 1/22/29	50	50
Volkswagen Auto Lease Trust, Series 2026-A, Class A3
4.17%, 3/20/29	75	75
Volkswagen Auto Loan Enhanced Trust, Series 2025-1, Class A3
4.50%, 8/20/29	50	50
Volkswagen Auto Loan Enhanced Trust, Series 2025-2, Class A3
3.92%, 3/20/30	100	99
World Omni Auto Receivables Trust, Series 2025-A, Class A4
4.86%, 11/15/30	150	152
World Omni Auto Receivables Trust, Series 2025-D, Class A4
4.07%, 2/17/32	100	99
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 42 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3
4.42%, 4/17/28	$50	$50
World Omni Automobile Lease Securitization Trust, Series 2026-A, Class A3
4.14%, 5/15/29	50	50
		5,901
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	102
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	102
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	100	103
American Express Credit Account Master Trust, Series 2024-3, Class A
4.65%, 7/15/29	100	101
American Express Credit Account Master Trust, Series 2025-1, Class A
4.56%, 12/17/29	100	101
American Express Credit Account Master Trust, Series 2025-2, Class A
4.28%, 4/15/30	200	201
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 4/15/32	100	101
American Express Credit Account Master Trust, Series 2025-4, Class A
4.30%, 7/15/30	200	201
American Express Credit Account Master Trust, Series 2025-5, Class A
4.51%, 7/15/32	100	101
BA Credit Card Trust, Series 2024-A1, Class A
4.93%, 5/15/29	125	126
BA Credit Card Trust, Series 2025-A1, Class A
4.31%, 5/15/30	100	100
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	$75	$75
Capital One Multi-Asset Execution Trust, Series 2025-A1, Class A
3.82%, 9/15/30	75	75
Capital One Multi-Asset Execution Trust, Series 2025-A2, Class A
4.02%, 9/15/32	75	74
Capital One Multi-Asset Execution Trust, Series 2025-A3, Class A
4.65%, 10/15/37	100	99
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	102
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	100	101
Chase Issuance Trust, Series 2025-A1, Class A
4.16%, 7/15/30	100	100
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	99
Citibank Credit Card Issuance Trust, Series 2025-A1, Class A
4.30%, 6/21/30	150	150
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 6/21/32	100	101
First National Master Note Trust, Series 2024-1, Class A
5.34%, 5/15/30	100	101
First National Master Note Trust, Series 2025-1, Class A
4.85%, 2/15/30	100	101
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	100	101
Synchrony Card Funding LLC, Series 2025-A2, Class A
4.49%, 5/15/31	100	101
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  43 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
Synchrony Card Funding LLC, Series 2026-A1, Class A
4.18%, 3/15/32	$100	$100
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 2/15/31	75	76
Synchrony Card Issuance Trust, Series 2025-A3, Class A
4.06%, 11/15/31	75	75
WF Card Issuance Trust, Series 2024-A2, Class A
4.29%, 10/15/29	100	100
WF Card Issuance Trust, Series 2025-A1, Class A
4.34%, 5/15/30	100	101
World Financial Network Credit Card Master Note Trust, Series 2024-B, Class A
4.62%, 5/15/31	100	101
		3,468
Other – 0.1%
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	50	50
CNH Equipment Trust, Series 2026-A, Class A3
4.00%, 5/15/31	75	75
CNH Equipment Trust, Series 2026-A, Class A4
4.14%, 7/15/33	100	99
Ford Credit Floorplan Master Owner Trust A, Series 2025-1, Class A1
4.63%, 4/15/30	100	101
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	99
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	50	50
John Deere Owner Trust, Series 2025-A, Class A3
4.23%, 9/17/29	100	100
John Deere Owner Trust, Series 2025-B, Class A3
4.17%, 12/17/29	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Other – 0.1%continued
John Deere Owner Trust, Series 2026-A, Class A3
3.87%, 8/15/30	$50	$50
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	98
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	100	101
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	100	101
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 8/20/30	100	100
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	100	101
Verizon Master Trust, Series 2025-1, Class A
4.71%, 1/21/31	100	101
Verizon Master Trust, Series 2025-3, Class A1A
4.51%, 3/20/30	50	50
Verizon Master Trust, Series 2025-5, Class A1A
4.40%, 6/20/31	100	100
		1,426
Total Asset-Backed Securities
(Cost $10,790)		10,795

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non Agency – 0.6%
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	200	197
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	400	396
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	298
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	99
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	199
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 44 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	$300	$299
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	193
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	284
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	444
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	177
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	178
BANK, Series 2021-BN38, Class A5
2.52%, 12/15/64	300	265
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	195
BANK, Series 2022-BNK44, Class A5
5.74%, 11/15/55(1)	500	520
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	200	209
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	200	200
BANK, Series 2025-BNK49, Class A5
5.62%, 3/15/58	200	208
BANK5, Series 2025-5YR19, Class A3
5.27%, 12/15/30	500	511
BANK5, Series 2026-5YR20, Class A3
5.10%, 2/15/57	500	507
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	194
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	500	473
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	150	136
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	350	346
BBCMS Mortgage Trust, Series 2024-5C27, Class A3
6.01%, 7/15/57	500	519
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
BBCMS Mortgage Trust, Series 2024-C30, Class A5
5.53%, 11/15/57	$200	$207
BBCMS Mortgage Trust, Series 2025-C35, Class A5
5.59%, 7/15/58	250	259
BBCMS Mortgage Trust, Series 2025-C39, Class A5
5.30%, 12/15/58	250	254
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	148
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	99
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	198
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.59%, 10/10/51(1)	125	119
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	98
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	186
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	443
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	87
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	175
Benchmark Mortgage Trust, Series 2026-B42, Class A5
5.10%, 3/15/59	250	250
Benchmark Mortgage Trust, Series 2026-V21, Class A3
5.13%, 3/15/31	500	507
BenchmarkMortgage Trust, Series 2021-B26, Class A5
2.61%, 6/15/54	200	179
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  45 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
BMO Mortgage Trust, Series 2024-C10, Class A5
5.48%, 11/15/57	$200	$205
BMO Mortgage Trust, Series 2026-5C14, Class A3
5.21%, 3/15/59	500	508
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	199
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	141
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	247
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	245
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	99
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	199
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	199
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	196
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.51%, 8/15/57(1)	150	123
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	299
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	175	174
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	89
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	246
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	$150	$148
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	143
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	283
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	189
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5
5.63%, 8/15/58	500	520
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	98
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	199
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	240
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	451
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	197
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	261
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	97
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	148
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	198
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 46 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	$150	$149
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	198
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	99
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	148
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	98
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	98
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	149
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	99
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	194
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	93
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	460
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class A3
6.10%, 1/15/58	250	262
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class A3
5.59%, 7/15/58	200	206
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%continued
Non Agency – 0.6%continued
Wells Fargo Commercial Mortgage Trust, Series 2025-5C7, Class A3
5.20%, 12/15/58	$500	$508
		19,358
Total Commercial Mortgage-Backed Securities
(Cost $19,917)		19,358

CORPORATE BONDS – 20.6%
Advertising & Marketing – 0.0%
AppLovin Corp.,
5.13%, 12/1/29	500	503
Omnicom Group, Inc.,
4.75%, 3/30/30	500	501
		1,004
Aerospace & Defense – 0.6%
Boeing (The) Co.,
6.26%, 5/1/27	500	509
3.25%, 2/1/28	366	359
3.25%, 3/1/28	55	54
3.20%, 3/1/29	159	153
6.30%, 5/1/29	600	630
2.95%, 2/1/30	250	235
5.15%, 5/1/30	43	44
6.39%, 5/1/31	500	533
6.13%, 2/15/33	135	143
6.53%, 5/1/34	400	436
6.63%, 2/15/38	100	109
5.71%, 5/1/40	200	200
5.81%, 5/1/50	1,060	1,025
5.93%, 5/1/60	500	480
GE Capital Funding LLC,
4.55%, 5/15/32	700	698
General Dynamics Corp.,
2.63%, 11/15/27	104	102
3.75%, 5/15/28	246	244
4.25%, 4/1/40	100	90
2.85%, 6/1/41	160	119
General Electric Co.,
4.90%, 1/29/36	250	250
HEICO Corp.,
5.35%, 8/1/33	150	153
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  47 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Aerospace & Defense – 0.6%continued
Honeywell Aerospace, Inc.,
4.95%, 3/16/36(2)	$1,410	$1,399
5.73%, 3/16/56(2)	720	712
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	193
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	189
L3Harris Technologies, Inc.,
4.40%, 6/15/28	449	449
5.25%, 6/1/31	500	512
5.50%, 8/15/54	100	96
Lockheed Martin Corp.,
5.25%, 1/15/33	1,200	1,249
3.60%, 3/1/35	135	123
5.00%, 8/15/35	500	504
4.07%, 12/15/42	168	142
3.80%, 3/1/45	230	182
4.09%, 9/15/52	20	16
5.20%, 2/15/64	200	182
Northrop Grumman Corp.,
3.25%, 1/15/28	500	491
5.25%, 7/15/35	400	408
5.05%, 11/15/40	250	241
4.75%, 6/1/43	250	226
3.85%, 4/15/45	8	6
4.03%, 10/15/47	252	198
Precision Castparts Corp.,
4.38%, 6/15/45	100	85
RTX Corp.,
6.00%, 3/15/31	120	127
1.90%, 9/1/31	71	62
2.38%, 3/15/32	68	60
4.50%, 6/1/42	250	222
4.80%, 12/15/43	400	360
3.75%, 11/1/46	750	570
4.35%, 4/15/47	200	166
6.40%, 3/15/54	880	949
Textron, Inc.,
2.45%, 3/15/31	250	225
		16,910
Apparel & Textile Products – 0.0%
NIKE, Inc.,
2.85%, 3/27/30	750	709
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Apparel & Textile Products – 0.0%continued
3.25%, 3/27/40	$75	$59
Ralph Lauren Corp.,
2.95%, 6/15/30	100	94
		862
Asset Management – 0.3%
Apollo Global Management, Inc.,
6.38%, 11/15/33	200	212
Ares Capital Corp.,
5.95%, 7/15/29	300	301
Ares Management Corp.,
6.38%, 11/10/28	100	104
Ares Strategic Income Fund,
5.55%, 4/15/31(2)	150	144
6.20%, 3/21/32	150	147
BlackRock Funding, Inc.,
4.60%, 7/26/27	160	161
4.70%, 3/14/29	500	508
4.90%, 1/8/35	200	201
Blackrock, Inc.,
1.90%, 1/28/31	720	641
Blackstone Private Credit Fund,
6.00%, 1/29/32	200	194
6.00%, 11/22/34†	200	187
Blackstone Reg Finance Co. LLC,
4.95%, 2/15/36	100	97
Blackstone Secured Lending Fund,
5.30%, 6/30/30	200	194
Blue Owl Capital Corp.,
5.95%, 3/15/29	400	395
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	203
5.80%, 3/15/30	400	386
Blue Owl Finance LLC,
4.13%, 10/7/51	200	132
Blue Owl Technology Finance Corp.,
6.10%, 3/15/28	200	198
6.75%, 4/4/29†	100	98
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29(3)	400	411
(Variable, U.S. SOFR + 0.94%), 4.34%, 11/14/31(3)	500	494
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34(3)	200	210
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 48 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Asset Management – 0.3%continued
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34(3)	$300	$319
Franklin Resources, Inc.,
2.95%, 8/12/51	150	92
Goldman Sachs Private Credit Corp.,
5.05%, 2/23/28(2)	570	561
Golub Capital Private Credit Fund,
5.60%, 4/15/31(2)	1,180	1,126
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	100	101
6.00%, 3/15/36	170	165
HPS Corporate Lending Fund,
5.45%, 1/14/28†	200	198
5.45%, 11/15/30(2)	1,040	995
Janus Henderson U.S. Holdings, Inc.,
5.45%, 9/10/34	30	30
Main Street Capital Corp.,
6.95%, 3/1/29†	100	103
Morgan Stanley Direct Lending Fund,
6.15%, 5/17/29†	200	201
New Mountain Finance Corp.,
6.20%, 10/15/27	200	199
Oaktree Specialty Lending Corp.,
6.34%, 2/27/30†	100	97
Raymond James Financial, Inc.,
4.90%, 9/11/35	150	146
3.75%, 4/1/51	100	71
5.65%, 9/11/55	300	284
Sixth Street Specialty Lending, Inc.,
6.13%, 3/1/29†	100	101
TPG Operating Group II L.P.,
5.88%, 3/5/34	50	51
Voya Financial, Inc.,
4.80%, 6/15/46	100	85
		10,543
Automotive – 0.5%
American Honda Finance Corp.,
4.80%, 3/5/30	500	500
5.15%, 7/9/32	500	501
Aptiv Swiss Holdings Ltd.,
4.65%, 9/13/29	400	408
4.15%, 5/1/52	200	149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Automotive – 0.5%continued
BorgWarner, Inc.,
4.38%, 3/15/45	$170	$139
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	1,000	1,007
5.88%, 11/7/29	400	405
5.73%, 9/5/30	200	200
5.75%, 4/6/33	800	785
7.12%, 11/7/33	1,800	1,891
General Motors Co.,
6.80%, 10/1/27	118	121
5.00%, 10/1/28†	227	229
5.60%, 10/15/32	183	187
6.25%, 10/2/43†	350	344
6.75%, 4/1/46	145	150
5.40%, 4/1/48†	267	234
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	641
6.00%, 1/9/28	500	511
2.40%, 4/10/28	119	114
5.80%, 6/23/28	500	512
5.65%, 1/17/29	84	86
4.30%, 4/6/29	82	81
4.90%, 10/6/29	870	874
5.35%, 1/7/30	300	306
3.60%, 6/21/30	99	94
2.35%, 1/8/31	33	29
3.10%, 1/12/32	33	30
5.63%, 4/4/32	600	614
5.90%, 1/7/35	500	509
Lear Corp.,
3.55%, 1/15/52	200	133
Toyota Motor Credit Corp.,
4.50%, 5/14/27	1,630	1,636
4.35%, 10/8/27	500	502
4.05%, 3/13/29	410	408
4.80%, 5/15/30	300	303
4.70%, 1/12/33	500	498
4.80%, 1/5/34	500	497
		15,628
Banking – 2.4%
Associated Banc-Corp,
(Variable, U.S. SOFR + 3.03%), 6.46%, 8/29/30(3)	100	102
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  49 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Banking – 2.4%continued
Bank of America Corp.,
4.18%, 11/25/27	$146	$146
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28(3)	106	105
(Variable, U.S. SOFR + 2.04%), 4.95%, 7/22/28(3)	1,500	1,510
(Variable, U.S. SOFR + 0.83%), 4.98%, 1/24/29(3)	500	504
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29(3)	837	829
(Variable, U.S. SOFR + 1.11%), 4.62%, 5/9/29(3)	1,540	1,547
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29(3)	500	516
(Variable, U.S. SOFR + 1.00%), 5.16%, 1/24/31(3)	1,500	1,529
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31(3)	2	2
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31(3)	3	3
(Variable, U.S. SOFR + 0.87%), 4.46%, 2/6/32(3)	350	346
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32(3)	380	344
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33(3) †	1,403	1,411
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34(3)	1,000	1,012
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34(3)	400	419
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35(3)	600	612
(Variable, U.S. SOFR + 1.31%), 5.51%, 1/24/36(3) †	200	204
(Variable, U.S. SOFR + 1.70%), 5.74%, 2/12/36(3)	700	712
(Variable, U.S. SOFR + 1.64%), 5.46%, 5/9/36(3)	250	255
6.11%, 1/29/37†	150	157
(Variable, U.S. SOFR + 1.13%), 5.05%, 2/6/37(3)	1,000	987
(Variable, U.S. SOFR + 1.58%), 3.31%, 4/22/42(3)	600	458
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49(3)	600	463
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50(3)	755	612
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Banking – 2.4%continued
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51(3)	$810	$627
Bank of America N.A.,
6.00%, 10/15/36	250	264
BankUnited, Inc.,
5.13%, 6/11/30	100	100
Capital One N.A.,
2.70%, 2/6/30	250	233
Citigroup, Inc.,
(Variable, U.S. SOFR + 1.14%), 4.64%, 5/7/28(3)	1,440	1,442
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28(3)	28	28
(Variable, U.S. SOFR + 0.87%), 4.79%, 3/4/29(3)	980	985
(Variable, U.S. SOFR + 1.36%), 5.17%, 2/13/30(3)	500	508
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31(3)	500	494
(Variable, U.S. SOFR + 1.17%), 4.50%, 9/11/31(3)	500	494
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32(3)	800	716
6.63%, 6/15/32	100	109
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34(3)	1,400	1,449
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%), 5.59%, 11/19/34(3)	2,000	2,030
(Variable, U.S. SOFR + 1.83%), 6.02%, 1/24/36(3)	500	510
(Variable, U.S. SOFR + 1.47%), 5.33%, 3/27/36(3)	600	602
6.13%, 8/25/36	125	130
(Variable, U.S. SOFR + 1.49%), 5.17%, 9/11/36(3) †	400	397
8.13%, 7/15/39	332	414
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41(3)	180	174
5.88%, 1/30/42	30	30
4.65%, 7/23/48	300	254
(Variable, U.S. SOFR + 1.75%), 5.61%, 3/4/56(3)	500	480
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28(3)	500	500
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 50 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Banking – 2.4%continued
Citizens Financial Group, Inc.,
(Variable, U.S. SOFR + 2.33%), 6.65%, 4/25/35(3)	$200	$214
Fifth Third Bancorp,
8.25%, 3/1/38	275	331
Fifth Third Bank N.A.,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33(3)	250	250
First Citizens BancShares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.97%), 6.25%, 3/12/40(3)	100	98
First Horizon Corp.,
(Variable, U.S. SOFR + 1.77%), 5.51%, 3/7/31(3)	100	101
First-Citizens Bank & Trust Co.,
6.13%, 3/9/28	50	51
FNB Corp.,
(Variable, U.S. SOFR Compounded Index + 1.93%), 5.72%, 12/11/30(3)	50	50
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	390
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28(3)	500	500
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29(3)	500	519
(Variable, U.S. SOFR + 0.99%), 4.62%, 1/28/32(3)	400	394
Independent Bank Corp.,
(Variable, CME Term SOFR 3M + 3.53%), 7.25%, 4/1/35(3)	50	52
JPMorgan Chase & Co.,
8.00%, 4/29/27	658	683
4.25%, 10/1/27	299	299
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28(3)	176	176
(Variable, U.S. SOFR + 0.93%), 4.98%, 7/22/28(3)	250	252
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28(3)	33	33
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 1/23/29(3)	1,090	1,072
(Variable, U.S. SOFR + 0.80%), 4.92%, 1/24/29(3)	990	998
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Banking – 2.4%continued
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29(3)	$34	$34
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29(3)	800	815
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29(3)	59	59
(Variable, U.S. SOFR + 1.31%), 5.01%, 1/23/30(3)	500	507
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30(3)	500	515
(Variable, U.S. SOFR + 1.01%), 5.14%, 1/24/31(3)	1,500	1,527
(Variable, U.S. SOFR + 1.44%), 5.10%, 4/22/31(3)	500	509
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31(3)	545	508
(Variable, U.S. SOFR + 0.93%), 4.26%, 10/22/31(3)	500	492
(Variable, U.S. SOFR + 1.80%), 4.59%, 4/26/33(3)	300	296
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33(3)	500	518
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34(3)	1,000	1,075
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35(3)	1,000	1,042
(Variable, U.S. SOFR + 1.68%), 5.57%, 4/22/36(3)	600	618
(Variable, U.S. SOFR + 1.64%), 5.58%, 7/23/36(3)	400	405
(Variable, U.S. SOFR + 1.19%), 4.81%, 10/22/36(3)	500	485
(Variable, U.S. SOFR + 1.07%), 4.90%, 1/22/37(3)	880	861
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41(3)	100	76
5.60%, 7/15/41	405	406
5.63%, 8/16/43	150	149
(Variable, U.S. SOFR + 1.55%), 5.53%, 11/29/45(3)	500	491
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48(3)	114	93
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48(3)	85	67
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48(3)	400	310
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  51 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Banking – 2.4%continued
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49(3)	$700	$538
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51(3)	1,300	849
Keybank National Association,
5.00%, 1/26/33	500	493
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.26%), 6.08%, 3/13/32(3)	100	105
(Variable, U.S. SOFR + 1.61%), 5.39%, 1/16/36(3)	300	298
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	503
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.91%), 5.02%, 1/12/29(3)	700	707
Morgan Stanley Private Bank N.A.,
(Variable, U.S. SOFR + 0.77%), 4.47%, 7/6/28(3)	500	500
(Variable, U.S. SOFR + 1.08%), 4.73%, 7/18/31(3)	500	498
Pinnacle Bank,
5.63%, 2/15/28	250	253
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	450
(Variable, U.S. SOFR + 1.84%), 5.58%, 6/12/29(3)	420	430
2.55%, 1/22/30	545	508
(Variable, U.S. SOFR + 1.20%), 5.49%, 5/14/30(3) †	700	720
(Variable, U.S. SOFR + 1.26%), 4.81%, 10/21/32(3)	700	698
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34(3)	300	300
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34(3)	400	442
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.42%, 1/25/41(3)	600	588
Regions Financial Corp.,
(Variable, U.S. SOFR + 2.06%), 5.50%, 9/6/35(3)	300	300
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29(3)	300	309
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30(3) †	$500	$517
Truist Financial Corp.,
1.13%, 8/3/27	221	212
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29(3)	1,000	1,007
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29(3)	57	54
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30(3)	800	819
(Variable, U.S. SOFR + 1.92%), 5.71%, 1/24/35(3)	500	516
U.S. Bancorp,
3.90%, 4/26/28	402	399
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29(3)	500	514
1.38%, 7/22/30	143	126
(Variable, U.S. SOFR + 0.87%), 4.48%, 1/26/32(3) †	500	495
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34(3)	500	494
(Variable, U.S. SOFR + 1.41%), 5.42%, 2/12/36(3) †	300	307
(Variable, U.S. SOFR + 1.10%), 5.03%, 1/26/37(3)	300	296
Webster Financial Corp.,
4.10%, 3/25/29	30	29
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.98%), 4.81%, 7/25/28(3)	500	502
(Variable, U.S. SOFR + 1.37%), 4.97%, 4/23/29(3)	500	504
(Variable, U.S. SOFR + 1.74%), 5.57%, 7/25/29(3)	390	399
(Variable, U.S. SOFR + 0.74%), 4.18%, 1/23/30(3)	400	396
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30(3) †	500	508
(Variable, U.S. SOFR + 1.11%), 5.24%, 1/24/31(3)	1,000	1,019
(Variable, U.S. SOFR + 1.50%), 5.15%, 4/23/31(3)	1,000	1,017
(Variable, U.S. SOFR + 2.10%), 4.90%, 7/25/33(3)	800	796
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34(3)	700	717
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 52 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34(3)	$300	$325
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35(3)	600	611
(Variable, U.S. SOFR + 1.74%), 5.61%, 4/23/36(3)	300	307
(Variable, U.S. SOFR + 1.10%), 4.96%, 1/23/37(3)	1,620	1,578
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41(3)	100	75
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51(3)	800	705
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53(3)	1,000	829
Wells Fargo Bank N.A.,
5.85%, 2/1/37	500	515
6.60%, 1/15/38	50	55
Wintrust Financial Corp.,
4.85%, 6/6/29	100	97
Zions Bancorp N.A.,
3.25%, 10/29/29	250	232
		72,537
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	168
Coca-Cola (The) Co.,
1.50%, 3/5/28	81	77
2.13%, 9/6/29	243	228
1.65%, 6/1/30	179	162
2.00%, 3/5/31	1,204	1,082
5.00%, 5/13/34	500	515
4.65%, 8/14/34†	500	503
4.20%, 3/25/50	300	246
Coca-Cola Consolidated, Inc.,
5.45%, 6/1/34	200	205
Constellation Brands, Inc.,
4.65%, 11/15/28	44	44
2.25%, 8/1/31	284	251
5.25%, 11/15/48	167	150
Keurig Dr. Pepper, Inc.,
5.05%, 3/15/29	500	506
4.05%, 4/15/32	200	189
4.42%, 12/15/46	300	235
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Beverages – 0.3%continued
Molson Coors Beverage Co.,
4.20%, 7/15/46	$300	$234
Pepsico Singapore Financing I Pte. Ltd.,
4.55%, 2/16/29	1,800	1,818
PepsiCo, Inc.,
2.75%, 3/19/30	483	457
1.63%, 5/1/30	77	69
1.95%, 10/21/31	500	441
5.00%, 2/7/35	300	304
2.63%, 10/21/41	200	143
5.25%, 7/17/54	400	385
		8,412
Biotechnology & Pharmaceuticals – 1.2%
AbbVie, Inc.,
4.80%, 3/15/29	500	508
4.95%, 3/15/31†	500	511
5.05%, 3/15/34	900	913
4.05%, 11/21/39	1,110	974
5.35%, 3/15/44	200	195
4.85%, 6/15/44	750	682
4.25%, 11/21/49	500	406
5.40%, 3/15/54	700	668
Amgen, Inc.,
5.15%, 3/2/28	500	507
2.00%, 1/15/32	1,000	865
5.15%, 11/15/41	126	119
5.60%, 3/2/43	1,000	986
3.38%, 2/21/50	400	281
5.65%, 3/2/53	1,000	969
5.65%, 2/19/56	500	485
5.75%, 3/2/63	200	192
Biogen, Inc.,
2.25%, 5/1/30	40	37
3.15%, 5/1/50	400	252
3.25%, 2/15/51	200	127
Bristol-Myers Squibb Co.,
5.20%, 2/22/34	500	513
4.35%, 11/15/47	1,083	893
5.55%, 2/22/54†	700	674
5.65%, 2/22/64	200	194
Eli Lilly & Co.,
4.90%, 2/12/32	1,000	1,022
4.55%, 10/15/32	800	800
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  53 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Biotechnology & Pharmaceuticals – 1.2%continued
4.60%, 8/14/34	$500	$495
5.55%, 10/15/55	250	247
4.95%, 2/27/63	100	88
5.60%, 2/12/65	500	489
5.65%, 10/15/65	250	246
Gilead Sciences, Inc.,
1.20%, 10/1/27	720	690
5.25%, 10/15/33	1,000	1,034
2.60%, 10/1/40	100	72
4.80%, 4/1/44	185	167
4.50%, 2/1/45	150	130
4.75%, 3/1/46	168	149
4.15%, 3/1/47	60	49
2.80%, 10/1/50	500	310
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	298
5.38%, 4/15/34	150	156
6.38%, 5/15/38	274	303
Johnson & Johnson,
4.80%, 6/1/29†	690	707
4.70%, 3/1/30	510	521
1.30%, 9/1/30†	200	178
4.90%, 6/1/31	500	517
4.38%, 12/5/33	332	333
5.95%, 8/15/37	32	35
2.10%, 9/1/40	460	321
3.70%, 3/1/46	600	477
5.25%, 6/1/54†	400	396
2.45%, 9/1/60	120	64
Merck & Co., Inc.,
1.70%, 6/10/27	263	256
1.90%, 12/10/28	279	264
3.40%, 3/7/29	389	381
2.15%, 12/10/31	688	609
4.50%, 5/17/33	1,000	997
3.60%, 9/15/42	25	20
3.70%, 2/10/45	60	47
5.50%, 3/15/46	400	392
4.00%, 3/7/49	500	391
5.70%, 9/15/55	400	397
5.15%, 5/17/63	200	179
Mylan, Inc.,
4.55%, 4/15/28	171	170
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Biotechnology & Pharmaceuticals – 1.2%continued
5.40%, 11/29/43	$400	$338
Novartis Capital Corp.,
2.20%, 8/14/30	524	480
4.10%, 11/5/30	1,010	999
5.20%, 11/5/45	400	383
5.60%, 3/18/46	1,050	1,052
4.70%, 9/18/54	300	262
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/28	520	523
4.75%, 5/19/33	700	697
5.11%, 5/19/43	560	528
5.30%, 5/19/53	1,010	939
Pfizer, Inc.,
3.45%, 3/15/29	204	201
2.63%, 4/1/30	500	468
7.20%, 3/15/39	311	364
2.55%, 5/28/40	130	94
5.60%, 9/15/40	194	199
4.30%, 6/15/43	100	85
4.13%, 12/15/46	262	211
5.70%, 11/15/65	400	386
Pharmacia LLC,
6.60%, 12/1/28	125	132
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	266
Royalty Pharma PLC,
3.55%, 9/2/50	300	202
5.90%, 9/2/54	100	96
5.95%, 9/25/55	250	243
Sanofi S.A.,
3.63%, 6/19/28	250	247
Takeda U.S. Financing, Inc.,
5.90%, 7/7/55†	250	249
Wyeth LLC,
5.95%, 4/1/37	625	662
Zoetis, Inc.,
3.95%, 9/12/47	250	196
4.45%, 8/20/48	40	34
		36,884
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 54 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Cable & Satellite – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.75%, 2/15/28	$251	$247
6.10%, 6/1/29	500	518
2.80%, 4/1/31	650	583
6.55%, 6/1/34	500	519
5.85%, 12/1/35	900	885
5.75%, 4/1/48	520	434
4.80%, 3/1/50	300	222
3.90%, 6/1/52	800	509
3.95%, 6/30/62	240	141
5.50%, 4/1/63	200	154
Comcast Corp.,
3.40%, 4/1/30	1,370	1,315
4.95%, 5/15/32	200	202
4.25%, 1/15/33	400	386
7.05%, 3/15/33	140	157
4.80%, 5/15/33	500	497
3.75%, 4/1/40	1,000	811
3.45%, 2/1/50	300	197
2.89%, 11/1/51	100	58
5.35%, 5/15/53	700	619
6.05%, 5/15/55†	600	594
2.99%, 11/1/63	500	265
5.50%, 5/15/64	550	487
Time Warner Cable LLC,
7.30%, 7/1/38	600	628
		10,428
Capital Goods – 0.0%
Ferguson Enterprises, Inc.,
5.00%, 10/3/34	100	99
Chemicals – 0.2%
Air Products and Chemicals, Inc.,
4.30%, 6/11/28	250	251
2.80%, 5/15/50	300	186
Avery Dennison Corp.,
2.65%, 4/30/30	200	185
Cabot Corp.,
5.00%, 6/30/32	70	70
Dow Chemical (The) Co.,
4.80%, 1/15/31	250	247
4.25%, 10/1/34†	470	427
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Chemicals – 0.2%continued
9.40%, 5/15/39	$174	$220
5.25%, 11/15/41	200	176
5.55%, 11/30/48	200	173
5.95%, 3/15/55†	250	226
DuPont de Nemours, Inc.,
4.73%, 11/15/28(2)	208	209
5.42%, 11/15/48†	64	59
Eastman Chemical Co.,
4.80%, 9/1/42	200	175
Ecolab, Inc.,
4.30%, 6/15/28	250	251
2.75%, 8/18/55	300	176
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	41	35
Linde, Inc.,
2.00%, 8/10/50	200	105
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	56
LYB International Finance B.V.,
5.25%, 7/15/43	565	486
LYB International Finance III LLC,
3.38%, 10/1/40	500	362
4.20%, 5/1/50	35	25
Mosaic (The) Co.,
5.45%, 11/15/33†	250	253
NewMarket Corp.,
2.70%, 3/18/31	100	90
PPG Industries, Inc.,
2.55%, 6/15/30	100	92
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	203
4.30%, 8/15/28	250	249
2.95%, 8/15/29	167	159
2.30%, 5/15/30	153	140
4.50%, 8/15/30	250	249
2.20%, 3/15/32	475	413
4.55%, 8/1/45	30	25
Westlake Corp.,
3.38%, 6/15/30	249	237
6.38%, 11/15/55	300	295
		6,505
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  55 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28†	$300	$286
Block Financial LLC,
3.88%, 8/15/30†	200	189
Cintas Corp. No. 2,
4.00%, 5/1/32	150	146
Paychex, Inc.,
5.35%, 4/15/32	400	402
Republic Services, Inc.,
3.38%, 11/15/27	296	292
3.95%, 5/15/28	432	429
2.30%, 3/1/30	118	109
5.00%, 12/15/33	300	305
Waste Connections, Inc.,
2.95%, 1/15/52	300	190
Waste Management, Inc.,
4.95%, 7/3/27	400	404
4.15%, 7/15/49	200	162
2.50%, 11/15/50	500	297
		3,211
Construction Materials – 0.1%
Amrize Finance U.S. LLC,
5.40%, 4/7/35	200	203
Carlisle Cos., Inc.,
2.75%, 3/1/30†	300	280
CRH America Finance, Inc.,
5.50%, 1/9/35	200	204
5.00%, 2/9/36	250	246
5.60%, 2/9/56	250	240
CRH SMW Finance DAC,
5.20%, 5/21/29	200	204
Eagle Materials, Inc.,
2.50%, 7/1/31†	100	89
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	495
5.50%, 12/1/54	200	188
Owens Corning,
3.88%, 6/1/30	500	484
Vulcan Materials Co.,
3.50%, 6/1/30	200	192
5.35%, 12/1/34†	300	305
		3,130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Consumer Non-Cyclical – 0.0%
Solventum Corp.,
5.90%, 4/30/54	$293	$286
Consumer Services – 0.1%
California Endowment (The),
2.50%, 4/1/51	100	59
California Institute of Technology,
4.70%, 11/1/11(4)	110	88
Duke University,
2.68%, 10/1/44	200	147
Emory University,
2.97%, 9/1/50	500	327
Johns Hopkins University (The),
4.08%, 7/1/53	100	79
Massachusetts Institute of Technology,
5.60%, 7/1/11(4)	190	186
4.68%, 7/1/14(5)	15	12
3.89%, 7/1/16(6)	300	204
Nature Conservancy (The),
3.96%, 3/1/52	50	39
Northwestern University,
4.64%, 12/1/44	50	47
President and Fellows of Harvard College,
2.52%, 10/15/50	300	181
Rockefeller Foundation (The),
2.49%, 10/1/50	710	424
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12(7)	100	80
University of Southern California,
2.81%, 10/1/50	500	314
		2,187
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc.,
5.10%, 3/17/30	200	202
AptarGroup, Inc.,
3.60%, 3/15/32	150	139
Berry Global, Inc.,
5.80%, 6/15/31	300	311
International Paper Co.,
6.00%, 11/15/41	350	350
Packaging Corp. of America,
3.05%, 10/1/51	200	125
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 56 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Containers & Packaging – 0.1%continued
Sonoco Products Co.,
2.85%, 2/1/32†	$300	$269
WestRock MWV LLC,
7.95%, 2/15/31	100	113
		1,509
Diversified Industrials – 0.1%
3M Co.,
3.05%, 4/15/30	1,000	948
3.70%, 4/15/50	200	144
Dover Corp.,
2.95%, 11/4/29	10	9
Emerson Electric Co.,
2.80%, 12/21/51	300	184
Honeywell International, Inc.,
2.70%, 8/15/29	137	130
4.75%, 2/1/32	1	1
3.81%, 11/21/47	425	322
Illinois Tool Works, Inc.,
3.90%, 9/1/42	100	83
Parker-Hannifin Corp.,
4.45%, 11/21/44	300	260
		2,081
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
3.30%, 4/13/27	1,090	1,082
1.20%, 6/3/27	544	527
1.65%, 5/12/28	533	507
4.00%, 3/13/29	790	786
4.65%, 12/1/29	500	508
4.88%, 3/13/36	650	644
3.88%, 8/22/37	250	225
2.88%, 5/12/41	600	442
4.95%, 12/5/44	156	146
5.65%, 3/13/46	1,030	1,026
2.50%, 6/3/50	200	117
3.10%, 5/12/51†	800	523
5.45%, 11/20/55	1,000	955
5.80%, 3/13/56	980	979
4.25%, 8/22/57	400	312
eBay, Inc.,
2.60%, 5/10/31	167	151
4.00%, 7/15/42	235	188
		9,118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric & Gas Marketing & Trading – 0.0%
Evergy Metro, Inc.,
5.30%, 10/1/41	$50	$48
4.20%, 3/15/48	300	239
Jersey Central Power & Light Co.,
5.15%, 1/15/36(2)	1,200	1,194
		1,481
Electric Utilities – 2.1%
AEP Texas, Inc.,
4.15%, 5/1/49	200	151
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	157
3.65%, 4/1/50	100	73
AES (The) Corp.,
5.45%, 6/1/28	350	353
Alabama Power Co.,
4.30%, 7/15/48	300	242
Alliant Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 5.75%, 4/1/56(3)	500	486
Ameren Illinois Co.,
3.85%, 9/1/32	500	476
3.25%, 3/15/50	300	201
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54(3)	1,000	1,032
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.13%), 5.80%, 3/15/56(3)	500	494
Appalachian Power Co.,
7.00%, 4/1/38	75	83
Arizona Public Service Co.,
4.50%, 4/1/42	230	198
4.20%, 8/15/48	100	78
4.25%, 3/1/49	200	156
Avangrid, Inc.,
3.80%, 6/1/29	200	195
Avista Corp.,
4.00%, 4/1/52	100	75
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	475	355
5.40%, 6/1/53	200	188
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  57 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric Utilities – 2.1%continued
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	$300	$280
4.45%, 1/15/49	200	162
4.25%, 10/15/50	200	156
Black Hills Corp.,
2.50%, 6/15/30	500	456
CenterPoint Energy Houston Electric LLC,
3.55%, 8/1/42	40	31
2.90%, 7/1/50	400	253
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.22%), 5.95%, 4/1/56(3)	500	496
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	100	85
CMS Energy Corp.,
3.45%, 8/15/27	500	494
4.88%, 3/1/44	500	439
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 6/1/55(3)	250	255
Commonwealth Edison Co.,
5.30%, 6/1/34	300	309
6.45%, 1/15/38	200	220
4.60%, 8/15/43	100	87
5.95%, 6/1/55	380	385
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	194
5.25%, 1/15/53	500	463
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	1,000	959
5.38%, 5/15/34	300	307
5.85%, 3/15/36	100	106
6.75%, 4/1/38	100	112
5.50%, 12/1/39	85	85
3.95%, 3/1/43	120	97
4.45%, 3/15/44	100	85
3.85%, 6/15/46	100	77
4.65%, 12/1/48	100	85
3.95%, 4/1/50	200	153
6.15%, 11/15/52	500	520
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric Utilities – 2.1%continued
Constellation Energy Generation LLC,
4.40%, 1/15/31	$750	$740
5.75%, 10/1/41	430	430
5.88%, 1/15/66	200	192
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	50	51
Consumers Energy Co.,
4.50%, 1/15/31†	250	250
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	280
5.10%, 6/1/65	50	44
Dominion Energy, Inc.,
4.25%, 6/1/28	500	498
5.25%, 8/1/33	250	253
5.95%, 6/15/35	500	520
7.00%, 6/15/38	20	22
4.90%, 8/1/41	35	31
4.05%, 9/15/42	100	79
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 7.00%, 6/1/54(3)	500	529
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55(3)	250	254
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.26%), 6.00%, 2/15/56(3)	500	497
DTE Electric Co.,
5.25%, 5/15/35	200	203
4.05%, 5/15/48	300	236
5.85%, 5/15/55	200	201
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37	30	32
DTE Energy Co.,
4.95%, 7/1/27	1,890	1,902
5.20%, 4/1/30†	250	255
Duke Energy Carolinas LLC,
4.85%, 3/15/30	500	509
6.45%, 10/15/32	106	115
6.10%, 6/1/37	150	158
3.75%, 6/1/45	350	268
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 58 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric Utilities – 2.1%continued
Duke Energy Carolinas Nc Storm Funding II LLC,
5.07%, 1/1/46	$50	$49
Duke Energy Carolinas SC Storm Funding LLC,
4.90%, 3/1/46	100	99
Duke Energy Corp.,
4.50%, 8/15/32	551	542
4.95%, 9/15/35	250	244
3.75%, 9/1/46	120	89
5.80%, 6/15/54	200	192
Duke Energy Florida LLC,
6.35%, 9/15/37	340	368
3.40%, 10/1/46	290	206
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	530
6.35%, 8/15/38	25	27
4.90%, 7/15/43	500	457
2.75%, 4/1/50	400	243
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	400	383
Duke Energy Progress LLC,
2.50%, 8/15/50	600	344
5.55%, 3/15/55	300	290
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	50	43
Edison International,
6.25%, 3/15/30	250	259
Entergy Arkansas LLC,
5.75%, 6/1/54	300	293
Entergy Corp.,
3.75%, 6/15/50	300	211
Entergy Louisiana LLC,
3.05%, 6/1/31	950	884
3.10%, 6/15/41	300	224
4.75%, 9/15/52	300	254
Evergy Kansas Central, Inc.,
5.25%, 3/15/35	200	202
Eversource Energy,
5.45%, 3/1/28	390	396
1.65%, 8/15/30	165	145
Exelon Corp.,
5.13%, 3/15/31	500	509
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric Utilities – 2.1%continued
5.63%, 6/15/35	$75	$77
4.70%, 4/15/50	100	83
4.10%, 3/15/52	550	415
5.88%, 3/15/55	200	195
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.98%), 6.50%, 3/15/55(3)	500	510
FirstEnergy Corp.,
3.40%, 3/1/50	300	200
Florida Power & Light Co.,
4.70%, 2/15/36	730	712
5.65%, 2/1/37	335	352
5.95%, 2/1/38	150	160
5.96%, 4/1/39	250	267
3.99%, 3/1/49	200	155
5.60%, 6/15/54	300	294
5.80%, 3/15/65	300	299
Georgia Power Co.,
4.65%, 5/16/28	100	101
4.00%, 10/1/28	100	99
4.85%, 3/15/31	300	304
5.20%, 3/15/35†	300	305
Idaho Power Co.,
5.50%, 3/15/53	100	95
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	212
5.63%, 4/1/53	500	481
Interstate Power and Light Co.,
3.10%, 11/30/51	300	190
ITC Holdings Corp.,
3.35%, 11/15/27	200	197
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
5.08%, 10/1/54	790	746
MidAmerican Energy Co.,
3.65%, 8/1/48	300	220
National Grid U.S.A.,
5.80%, 4/1/35	50	52
National Rural Utilities Cooperative Finance Corp.,
5.10%, 5/6/27	820	827
8.00%, 3/1/32	50	58
4.30%, 3/15/49†	125	102
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  59 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric Utilities – 2.1%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53(3)	$400	$414
Nevada Power Co.,
6.65%, 4/1/36	100	111
3.13%, 8/1/50	1,000	641
5.90%, 5/1/53	400	396
6.00%, 3/15/54	200	200
NextEra Energy Capital Holdings, Inc.,
4.63%, 7/15/27	820	823
4.69%, 9/1/27	250	251
4.85%, 2/4/28	250	252
5.05%, 3/15/30	250	255
2.25%, 6/1/30	400	365
2.44%, 1/15/32	439	387
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54(3)	500	517
5.90%, 3/15/55	200	196
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 8/15/55(3)	500	509
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.98%), 6.50%, 8/15/55(3)	250	258
Northern States Power Co.,
5.65%, 6/15/54	400	393
Oglethorpe Power Corp.,
4.50%, 4/1/47	300	245
Ohio Power Co.,
5.65%, 6/1/34	300	308
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	158
Oncor Electric Delivery Co. LLC,
4.15%, 6/1/32	200	194
7.50%, 9/1/38	145	171
4.10%, 11/15/48	300	235
4.60%, 6/1/52	300	245
Pacific Gas and Electric Co.,
5.55%, 5/15/29	500	512
4.55%, 7/1/30	1,909	1,883
5.90%, 6/15/32	800	828
5.05%, 10/15/32	250	248
4.50%, 7/1/40	500	427
4.20%, 6/1/41	400	322
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric Utilities – 2.1%continued
4.95%, 7/1/50	$300	$249
PacifiCorp,
4.25%, 3/15/29	770	761
5.30%, 2/15/31	400	405
6.10%, 8/1/36	200	204
6.25%, 10/15/37	275	285
4.13%, 1/15/49	50	37
5.80%, 1/15/55	100	91
PECO Energy Co.,
3.90%, 3/1/48	610	466
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	37
PG&E Recovery Funding LLC,
5.05%, 7/15/32	18	18
4.84%, 6/1/33	87	88
5.26%, 1/15/38	25	26
5.54%, 7/15/47	50	49
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	11	11
4.02%, 6/1/31	54	53
4.72%, 6/1/37	100	97
4.45%, 12/1/47	135	118
5.21%, 12/1/47	100	94
4.67%, 12/1/51	100	86
5.10%, 6/1/52	75	69
PPL Capital Funding, Inc.,
5.25%, 9/1/34	350	352
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	298
4.15%, 6/15/48	300	239
Public Service Co. of Colorado,
4.10%, 6/15/48	300	234
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	41
3.65%, 9/1/42	30	24
4.05%, 5/1/48	300	236
2.05%, 8/1/50	300	158
5.50%, 3/1/55	150	145
5.63%, 1/1/56	100	98
Public Service Enterprise Group, Inc.,
5.20%, 4/1/29	600	611
4.90%, 3/15/30	700	707
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 60 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric Utilities – 2.1%continued
Puget Sound Energy, Inc.,
6.27%, 3/15/37	$75	$80
5.64%, 4/15/41	340	336
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	135
5.35%, 4/1/53	300	276
SCE Recovery Funding LLC,
5.34%, 3/15/45	200	199
5.11%, 12/15/47	100	93
5.54%, 9/15/50	50	49
Sempra,
3.25%, 6/15/27	150	148
6.00%, 10/15/39	250	255
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/1/54(3)	500	498
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.38%, 4/1/56(3)	500	502
Southern (The) Co.,
4.85%, 3/15/35	400	389
4.40%, 7/1/46	1,000	823
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.07%), 6.38%, 3/15/55(3)	250	257
Southern California Edison Co.,
6.00%, 1/15/34	100	104
5.35%, 7/15/35	400	395
5.55%, 1/15/37	275	275
5.95%, 2/1/38	710	720
6.05%, 3/15/39	50	51
5.50%, 3/15/40	150	144
3.90%, 3/15/43	150	113
4.13%, 3/1/48	90	67
2.95%, 2/1/51	300	180
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	248
3.90%, 4/1/45	170	127
Southwestern Public Service Co.,
3.15%, 5/1/50	400	258
6.00%, 6/1/54	300	302
Tampa Electric Co.,
4.10%, 6/15/42	50	41
4.30%, 6/15/48	100	81
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electric Utilities – 2.1%continued
Tucson Electric Power Co.,
5.50%, 4/15/53	$200	$187
Union Electric Co.,
3.90%, 9/15/42	50	40
4.00%, 4/1/48	250	193
5.25%, 1/15/54	250	230
Virginia Electric and Power Co.,
4.90%, 9/15/35	250	245
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	43
8.88%, 11/15/38	100	130
4.65%, 8/15/43	150	130
4.45%, 2/15/44	75	63
3.80%, 9/15/47	125	93
5.35%, 1/15/54	300	276
5.65%, 3/15/55	200	191
5.70%, 3/15/56	230	222
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	101
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	81
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	88
3.30%, 9/1/49	150	103
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	982
5.60%, 4/15/35	200	203
6.50%, 7/1/36	100	108
		65,086
Electrical Equipment – 0.2%
ABB Finance U.S.A., Inc.,
3.80%, 4/3/28†	200	198
Allegion U.S. Holding Co., Inc.,
5.60%, 5/29/34	200	204
Amphenol Corp.,
2.20%, 9/15/31	200	177
5.00%, 1/15/35	300	300
4.63%, 2/15/36	800	774
Carrier Global Corp.,
2.72%, 2/15/30	1,000	934
6.20%, 3/15/54	75	78
Fortive Corp.,
4.30%, 6/15/46	105	84
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  61 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Electrical Equipment – 0.2%continued
GE Vernova, Inc.,
5.50%, 2/4/56	$220	$212
Hubbell, Inc.,
2.30%, 3/15/31	150	136
Johnson Controls International PLC,
4.95%, 7/2/64	110	92
Keysight Technologies, Inc.,
3.00%, 10/30/29	200	190
Lennox International, Inc.,
5.50%, 9/15/28	200	204
Otis Worldwide Corp.,
5.13%, 9/4/35	250	249
3.36%, 2/15/50	200	137
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	81
Trane Technologies Financing Ltd.,
4.65%, 11/1/44	35	31
Trane Technologies Holdco, Inc.,
5.75%, 6/15/43	150	152
Trimble, Inc.,
6.10%, 3/15/33	200	209
Vertiv Holdings Co.,
4.85%, 3/15/36	300	292
Vontier Corp.,
2.95%, 4/1/31	200	182
		4,916
Engineering & Construction – 0.0%
MasTec, Inc.,
5.90%, 6/15/29	100	104
Quanta Services, Inc.,
5.25%, 8/9/34	200	201
		305
Entertainment Content – 0.2%
Electronic Arts, Inc.,
1.85%, 2/15/31	300	276
Fox Corp.,
5.58%, 1/25/49	490	452
Netflix, Inc.,
6.38%, 5/15/29	600	636
5.40%, 8/15/54	630	610
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	404
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Entertainment Content – 0.2%continued
TWDC Enterprises 18 Corp.,
4.13%, 12/1/41	$105	$90
Walt Disney (The) Co.,
4.00%, 3/14/31	1,610	1,585
6.40%, 12/15/35	31	34
4.95%, 10/15/45	1,200	1,103
4.70%, 3/23/50	300	261
3.60%, 1/13/51	300	217
		5,668
Food – 0.3%
Campbell's (The) Co.,
4.80%, 3/15/48	240	190
3.13%, 4/24/50	350	209
Conagra Brands, Inc.,
1.38%, 11/1/27	85	81
7.00%, 10/1/28	200	210
4.85%, 11/1/28	100	100
5.30%, 11/1/38	200	186
Flowers Foods, Inc.,
6.20%, 3/15/55	200	162
General Mills, Inc.,
2.88%, 4/15/30	218	203
2.25%, 10/14/31	432	379
Hershey (The) Co.,
4.25%, 5/4/28	200	200
4.95%, 2/24/32	200	205
Hormel Foods Corp.,
1.70%, 6/3/28	500	474
3.05%, 6/3/51	100	64
J.M. Smucker (The) Co.,
4.38%, 3/15/45	250	204
6.50%, 11/15/53†	100	104
JBS N.V./JBS U.S.A. Foods Group Holdings Inc./JBS U.S.A. Food Co. Holdings,
3.63%, 1/15/32	400	371
5.50%, 1/15/36	800	800
7.25%, 11/15/53	400	440
Kellanova,
5.75%, 5/16/54	200	196
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	397
5.20%, 3/15/32	300	303
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 62 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Food – 0.3%continued
4.88%, 10/1/49	$800	$654
McCormick & Co., Inc.,
4.15%, 2/15/29	900	891
4.95%, 4/15/33	200	198
Mondelez International, Inc.,
4.25%, 5/6/28	990	988
3.00%, 3/17/32	500	452
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	378
Tyson Foods, Inc.,
5.10%, 9/28/48	300	270
		9,309
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	556
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27	1,000	982
6.59%, 10/15/37	105	118
4.30%, 12/1/42	75	65
3.45%, 5/1/50	12	8
3.25%, 6/1/51	58	39
5.45%, 3/1/54	300	284
Atmos Energy Corp.,
4.13%, 10/15/44	75	62
4.13%, 3/15/49	300	235
6.20%, 11/15/53	200	211
CenterPoint Energy Resources Corp.,
5.25%, 3/1/28	500	509
5.85%, 1/15/41	50	51
Essential Utilities, Inc.,
4.80%, 8/15/27	600	602
National Fuel Gas Co.,
5.95%, 3/15/35	200	207
NiSource, Inc.,
1.70%, 2/15/31	500	435
5.35%, 7/15/35	300	302
4.80%, 2/15/44	580	508
5.85%, 4/1/55	100	97
Northwest Natural Holding Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 7.00%, 9/15/55(3)	250	253
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Gas & Water Utilities – 0.2%continued
ONE Gas, Inc.,
4.25%, 9/1/32	$150	$146
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	176
Southern California Gas Co.,
5.45%, 6/15/35†	300	307
3.75%, 9/15/42	250	194
4.30%, 1/15/49	125	99
5.60%, 4/1/54	150	143
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	305
Southwest Gas Corp.,
3.80%, 9/29/46	50	38
Spire Missouri, Inc.,
3.30%, 6/1/51	100	67
Washington Gas Light Co.,
3.65%, 9/15/49	100	70
		6,513
Health Care Facilities & Services – 1.0%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	172
Aetna, Inc.,
6.63%, 6/15/36	40	43
6.75%, 12/15/37	150	162
AHS Hospital Corp.,
5.02%, 7/1/45	100	92
Ascension Health,
2.53%, 11/15/29	750	705
Cardinal Health, Inc.,
4.50%, 9/15/30	250	249
5.35%, 11/15/34	200	202
4.50%, 11/15/44	200	168
Cencora, Inc.,
4.85%, 12/15/29	150	152
5.13%, 2/15/34	150	151
4.90%, 2/13/36	100	98
4.25%, 3/1/45	60	50
4.30%, 12/15/47	100	83
Centene Corp.,
2.63%, 8/1/31	1,000	836
Cigna Group (The),
4.38%, 10/15/28	1,150	1,149
4.50%, 9/15/30†	450	448
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  63 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Health Care Facilities & Services – 1.0%continued
4.88%, 9/15/32	$300	$300
5.25%, 1/15/36	250	250
4.80%, 7/15/46	880	759
5.60%, 2/15/54	200	189
6.00%, 1/15/56	300	300
CommonSpirit Health,
4.35%, 9/1/30	250	246
4.98%, 9/1/35	250	244
3.82%, 10/1/49	200	147
CVS Health Corp.,
1.30%, 8/21/27	39	37
4.30%, 3/25/28	234	233
3.25%, 8/15/29	191	183
3.75%, 4/1/30	386	373
5.00%, 9/15/32	300	300
5.70%, 6/1/34	250	257
5.45%, 9/15/35	600	602
5.30%, 12/5/43	150	136
5.13%, 7/20/45	1,286	1,129
5.05%, 3/25/48	319	274
6.05%, 6/1/54	200	194
6.00%, 6/1/63	400	379
Dignity Health,
5.27%, 11/1/64	200	177
Elevance Health, Inc.,
4.10%, 3/1/28	245	243
4.00%, 9/15/28	1,190	1,180
4.60%, 9/15/32	250	246
6.38%, 6/15/37	500	535
4.63%, 5/15/42	325	285
3.60%, 3/15/51	100	69
5.65%, 6/15/54	300	283
5.70%, 2/15/55	300	284
5.70%, 9/15/55	250	238
HCA, Inc.,
5.00%, 3/1/28	450	454
5.25%, 3/1/30	300	306
5.50%, 6/1/33	500	510
5.75%, 3/1/35	300	308
4.90%, 11/15/35	500	483
5.13%, 6/15/39	200	188
5.50%, 6/15/47	330	302
5.25%, 6/15/49	50	44
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Health Care Facilities & Services – 1.0%continued
6.00%, 4/1/54	$300	$290
5.95%, 9/15/54	100	96
6.20%, 3/1/55	200	198
6.10%, 4/1/64	200	193
Humana, Inc.,
5.75%, 12/1/28	500	513
3.13%, 8/15/29	85	81
5.38%, 4/15/31	300	303
5.50%, 3/15/53	300	260
6.00%, 5/1/55†	250	232
Icon Investments Six DAC,
5.85%, 5/8/29†	250	255
IQVIA, Inc.,
6.25%, 2/1/29	250	260
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	342
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	262
McKesson Corp.,
4.65%, 5/30/30	500	503
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	80
Novant Health, Inc.,
3.32%, 11/1/61†	120	75
NYU Langone Hospitals,
4.37%, 7/1/47	200	169
Providence St. Joseph Health Obligated Group,
5.37%, 10/1/32	250	254
Quest Diagnostics, Inc.,
4.20%, 6/30/29	59	59
6.40%, 11/30/33	200	218
Sutter Health,
4.09%, 8/15/48	500	398
UnitedHealth Group, Inc.,
3.70%, 5/15/27	55	55
3.88%, 12/15/28	218	216
4.25%, 1/15/29	500	499
4.00%, 5/15/29	600	594
4.80%, 1/15/30	1,000	1,012
2.00%, 5/15/30	216	196
4.65%, 1/15/31†	300	301
2.30%, 5/15/31	200	179
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 64 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Health Care Facilities & Services – 1.0%continued
5.15%, 7/15/34	$300	$303
6.63%, 11/15/37	640	706
6.88%, 2/15/38	170	191
3.05%, 5/15/41	330	245
4.38%, 3/15/42	219	189
4.75%, 7/15/45	281	245
2.90%, 5/15/50	400	249
5.05%, 4/15/53	750	660
5.95%, 6/15/55	250	252
5.50%, 4/15/64	100	92
5.75%, 7/15/64	900	857
Universal Health Services, Inc.,
4.63%, 10/15/29	250	247
5.05%, 10/15/34	250	239
		29,995
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	500	489
Home Construction – 0.1%
D.R. Horton, Inc.,
5.50%, 10/15/35	200	203
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	50	39
Lennar Corp.,
4.75%, 11/29/27	200	200
Masco Corp.,
1.50%, 2/15/28	500	473
Meritage Homes Corp.,
5.65%, 3/15/35	100	100
Mohawk Industries, Inc.,
5.85%, 9/18/28	100	103
NVR, Inc.,
3.00%, 5/15/30	100	94
Sekisui House U.S., Inc.,
2.50%, 1/15/31†	200	177
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	146
		1,535
Household Products – 0.1%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	78
Colgate-Palmolive Co.,
4.60%, 3/1/33	200	202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Household Products – 0.1%continued
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	$100	$106
4.38%, 6/15/45	150	122
4.15%, 3/15/47	70	54
5.15%, 5/15/53	100	87
Haleon U.S. Capital LLC,
3.63%, 3/24/32	600	564
Kenvue, Inc.,
4.90%, 3/22/33	200	202
5.10%, 3/22/43	200	189
5.05%, 3/22/53†	200	181
Kimberly-Clark Corp.,
2.00%, 11/2/31†	200	177
6.63%, 8/1/37	350	396
3.20%, 7/30/46	25	17
2.88%, 2/7/50	200	129
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	760
1.20%, 10/29/30	300	263
2.30%, 2/1/32†	200	181
3.55%, 3/25/40	200	170
		3,878
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	94
Industrial Support Services – 0.0%
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 3/15/32	200	180
WW Grainger, Inc.,
4.60%, 6/15/45	100	89
		269
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
3.25%, 5/16/27	500	496
(Variable, U.S. SOFR + 0.63%), 4.03%, 1/22/30(3)	730	723
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30(3)	500	508
(Variable, U.S. SOFR + 1.23%), 5.06%, 7/22/32(3)	250	255
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34(3)	500	494
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  65 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 1.25%), 5.23%, 11/20/35(3) †	$500	$507
BGC Group, Inc.,
6.60%, 6/10/29	100	103
Cboe Global Markets, Inc.,
3.00%, 3/16/32	100	91
CME Group, Inc.,
3.75%, 6/15/28	300	298
4.40%, 3/15/30	710	712
5.30%, 9/15/43	45	44
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.32%), 4.94%, 4/23/28(3)	1,000	1,005
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28(3)	579	574
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29(3)	70	69
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29(3)	500	495
(Variable, U.S. SOFR + 1.08%), 5.21%, 1/28/31(3)	1,000	1,016
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31(3)	500	490
(Variable, U.S. SOFR + 0.96%), 4.52%, 1/21/32(3)	640	630
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32(3)	1,500	1,317
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34(3)	400	435
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35(3)	700	726
(Variable, U.S. SOFR + 1.38%), 5.54%, 1/28/36(3)	400	407
(Variable, U.S. SOFR + 1.33%), 4.94%, 10/21/36(3)	500	484
(Variable, U.S. SOFR + 1.19%), 5.07%, 1/21/37(3)	610	596
(Variable, CME Term SOFR 3M + 1.69%), 4.41%, 4/23/39(3)	500	448
6.25%, 2/1/41	192	202
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42(3)	808	599
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43(3)	400	301
4.80%, 7/8/44	350	309
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 1.58%), 5.56%, 11/19/45(3)	$500	$481
(Variable, U.S. SOFR + 1.32%), 5.54%, 1/21/47(3)	300	286
(Variable, U.S. SOFR + 1.70%), 5.73%, 1/28/56(3)	500	488
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	400	413
4.25%, 9/21/48	500	403
5.20%, 6/15/62	600	534
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	348
6.20%, 4/14/34	200	204
Lazard Group LLC,
6.00%, 3/15/31	125	130
LPL Holdings, Inc.,
5.20%, 3/15/30	250	252
Morgan Stanley,
(Variable, U.S. SOFR + 0.91%), 4.13%, 10/18/29(3)	500	494
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30(3)	1,000	1,029
(Variable, U.S. SOFR + 1.11%), 5.23%, 1/15/31(3)	2,400	2,437
(Variable, U.S. SOFR + 3.12%), 3.62%, 4/1/31(3)	3,050	2,925
(Variable, U.S. SOFR + 1.07%), 4.36%, 10/22/31(3)	500	490
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32(3)	36	31
(Variable, U.S. SOFR + 1.20%), 4.71%, 3/12/32(3)	1,580	1,569
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32(3)	66	57
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34(3)	500	507
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35(3)	700	712
(Variable, U.S. SOFR + 1.42%), 5.59%, 1/18/36(3)	300	306
(Variable, U.S. SOFR + 1.76%), 5.66%, 4/17/36(3)	300	307
(Variable, U.S. SOFR + 1.36%), 2.48%, 9/16/36(3)	600	516
(Variable, U.S. SOFR + 1.31%), 4.89%, 10/22/36(3)	500	483
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 66 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38(3)	$800	$820
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 2/7/39(3)	200	205
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.31%, 1/18/41(3)	290	280
6.38%, 7/24/42	300	321
4.30%, 1/27/45	784	648
(Variable, U.S. SOFR + 4.84%), 5.60%, 3/24/51(3)	300	291
(Variable, U.S. SOFR + 1.71%), 5.52%, 11/19/55(3)	300	285
Nasdaq, Inc.,
5.95%, 8/15/53(8)	300	301
State Street Corp.,
4.73%, 2/28/30	500	506
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34(3)	300	298
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34(3)	400	405
		34,096
Insurance – 0.6%
Aflac, Inc.,
3.60%, 4/1/30	500	485
Allstate (The) Corp.,
4.50%, 6/15/43	45	38
4.20%, 12/15/46	100	79
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57(3)	225	229
American Financial Group, Inc.,
5.25%, 4/2/30	150	154
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.38%, 6/30/50	300	243
American National Group, Inc.,
5.75%, 10/1/29	150	152
Aon Corp./Aon Global Holdings PLC,
5.35%, 2/28/33	200	205
3.90%, 2/28/52	300	219
Aon North America, Inc.,
5.30%, 3/1/31	300	306
5.75%, 3/1/54	500	482
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Insurance – 0.6%continued
Arch Capital Group Ltd.,
3.64%, 6/30/50	$200	$143
Arthur J Gallagher & Co.,
5.15%, 2/15/35	300	298
5.75%, 3/2/53	250	239
5.55%, 2/15/55	200	187
Assurant, Inc.,
4.90%, 3/27/28	215	216
Assured Guaranty U.S. Holdings, Inc.,
6.13%, 9/15/28	120	124
Athene Holding Ltd.,
6.65%, 2/1/33	300	312
6.25%, 4/1/54	100	92
6.63%, 5/19/55	100	96
AXIS Specialty Finance LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 4.90%, 1/15/40(3)	200	192
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32	178	165
4.40%, 5/15/42	100	89
4.30%, 5/15/43†	300	263
4.25%, 1/15/49	300	246
2.50%, 1/15/51	300	175
Berkshire Hathaway, Inc.,
4.50%, 2/11/43	255	232
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	139
Brown & Brown, Inc.,
4.95%, 3/17/52	200	167
6.25%, 6/23/55	200	199
Chubb INA Holdings LLC,
4.90%, 8/15/35	300	295
6.70%, 5/15/36	50	56
6.00%, 5/11/37	50	53
6.50%, 5/15/38	85	94
4.15%, 3/13/43	100	84
2.85%, 12/15/51	100	62
3.05%, 12/15/61	200	120
CNA Financial Corp.,
5.50%, 6/15/33	200	203
Corebridge Financial, Inc.,
3.85%, 4/5/29	1,420	1,386
4.40%, 4/5/52	300	234
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  67 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Insurance – 0.6%continued
Enstar Group Ltd.,
3.10%, 9/1/31	$150	$132
Equitable Holdings, Inc.,
5.00%, 4/20/48	136	118
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	121
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	100	102
Globe Life, Inc.,
5.85%, 9/15/34	150	155
Hartford Insurance Group (The), Inc.,
5.95%, 10/15/36	285	301
Horace Mann Educators Corp.,
7.25%, 9/15/28	150	158
Lincoln National Corp.,
3.80%, 3/1/28	117	116
6.30%, 10/9/37	100	103
Loews Corp.,
4.13%, 5/15/43	75	62
Markel Group, Inc.,
5.00%, 5/20/49	200	171
3.45%, 5/7/52	100	66
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	100	106
5.15%, 3/15/34	500	506
5.45%, 3/15/53	200	189
5.45%, 3/15/54	400	376
5.40%, 3/15/55	300	281
MetLife, Inc.,
6.38%, 6/15/34	485	529
4.72%, 12/15/44	370	322
5.25%, 1/15/54	400	368
Old Republic International Corp.,
5.75%, 3/28/34	150	153
Principal Financial Group, Inc.,
5.50%, 3/15/53	200	186
Progressive (The) Corp.,
4.20%, 3/15/48	300	241
3.95%, 3/26/50	400	304
Prudential Financial, Inc.,
5.20%, 3/14/35†	400	403
3.00%, 3/10/40	300	226
3.94%, 12/7/49	335	250
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Insurance – 0.6%continued
3.70%, 3/13/51	$200	$143
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.40%), 6.50%, 3/15/54(3)	400	410
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	208
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 9/15/55(3)	250	249
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	500	513
Selective Insurance Group, Inc.,
5.90%, 4/15/35	100	103
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	84
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	410
5.45%, 5/25/53	200	191
5.70%, 7/24/55	250	248
Unum Group,
4.13%, 6/15/51	200	147
W R Berkley Corp.,
3.55%, 3/30/52	200	137
Willis North America, Inc.,
2.95%, 9/15/29	500	473
3.88%, 9/15/49	200	145
XL Group Ltd.,
5.25%, 12/15/43	50	46
		18,313
Internet Media & Services – 0.5%
Airbnb, Inc.,
4.40%, 3/16/29	1,130	1,129
Alphabet, Inc.,
4.00%, 5/15/30	1,300	1,290
4.80%, 2/15/36	820	817
5.35%, 11/15/45	1,940	1,897
2.05%, 8/15/50	75	40
5.65%, 2/15/56	400	399
2.25%, 8/15/60†	400	201
5.30%, 5/15/65	370	343
5.70%, 11/15/75	120	116
Expedia Group, Inc.,
4.63%, 8/1/27	300	300
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 68 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Internet Media & Services – 0.5%continued
Meta Platforms, Inc.,
4.60%, 5/15/28	$300	$303
4.30%, 8/15/29	750	753
4.55%, 8/15/31	1,000	1,004
4.60%, 11/15/32	2,000	1,980
4.95%, 5/15/33	1,800	1,815
4.88%, 11/15/35†	500	491
5.63%, 11/15/55†	1,200	1,125
5.75%, 11/15/65	200	186
Uber Technologies, Inc.,
4.15%, 1/15/31	250	244
4.80%, 9/15/35	250	243
5.35%, 9/15/54	250	230
		14,906
IT Services – 0.1%
Accenture Capital, Inc.,
4.25%, 10/4/31	200	198
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	300	296
5.30%, 2/5/54	300	266
International Business Machines Corp.,
6.50%, 1/15/28	226	235
1.95%, 5/15/30	797	720
5.00%, 2/10/32	500	505
5.20%, 2/10/35	700	704
4.25%, 5/15/49	300	231
5.80%, 2/3/56	240	229
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	500	462
Leidos, Inc.,
5.75%, 3/15/33†	300	311
		4,157
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.25%, 6/30/29	300	305
5.75%, 3/30/32	300	308
Las Vegas Sands Corp.,
6.20%, 8/15/34	200	205
Marriott International, Inc.,
4.80%, 3/15/30	400	403
2.85%, 4/15/31	500	458
5.10%, 4/15/32	300	305
5.50%, 4/15/37	400	398
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Leisure Facilities & Services – 0.2%continued
McDonald's Corp.,
4.80%, 8/14/28	$700	$709
5.00%, 5/17/29	400	409
5.00%, 2/13/36	250	249
4.88%, 12/9/45	200	178
4.45%, 3/1/47	200	167
4.45%, 9/1/48	112	92
5.45%, 8/14/53	300	284
Starbucks Corp.,
5.00%, 2/15/34	250	251
5.40%, 5/15/35	250	256
3.50%, 11/15/50	600	414
		5,391
Leisure Products – 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	50	52
Machinery – 0.3%
AGCO Corp.,
5.80%, 3/21/34	100	102
Caterpillar Financial Services Corp.,
3.60%, 8/12/27	500	497
4.15%, 1/8/31	500	495
Caterpillar, Inc.,
5.20%, 5/15/35	300	307
3.80%, 8/15/42	185	153
4.30%, 5/15/44	235	203
3.25%, 9/19/49	220	152
CNH Industrial Capital LLC,
5.10%, 4/20/29	300	304
Deere & Co.,
3.75%, 4/15/50	633	483
Eaton Corp.,
3.10%, 9/15/27	250	246
4.35%, 5/18/28	500	501
4.80%, 3/6/36	1,000	987
4.70%, 8/23/52	100	88
Flowserve Corp.,
2.80%, 1/15/32	100	88
IDEX Corp.,
2.63%, 6/15/31	100	90
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	513
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  69 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Machinery – 0.3%continued
John Deere Capital Corp.,
4.15%, 9/15/27	$118	$118
4.65%, 1/7/28	400	404
4.95%, 7/14/28	1,000	1,019
4.40%, 9/8/31	300	300
Kennametal, Inc.,
4.63%, 6/15/28	100	101
Oshkosh Corp.,
3.10%, 3/1/30	100	94
Regal Rexnord Corp.,
6.05%, 4/15/28	500	513
Snap-on, Inc.,
3.10%, 5/1/50	100	66
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	170
Xylem, Inc.,
2.25%, 1/30/31†	200	180
		8,174
Medical Equipment & Devices – 0.4%
Abbott Laboratories,
1.15%, 1/30/28	110	104
1.40%, 6/30/30	2,500	2,219
4.75%, 11/30/36	353	347
6.15%, 11/30/37	202	221
4.75%, 4/15/43	100	92
5.60%, 3/15/66	500	487
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	269
Baxter International, Inc.,
3.50%, 8/15/46	350	230
3.13%, 12/1/51	150	86
Becton Dickinson & Co.,
4.69%, 2/13/28	800	804
Boston Scientific Corp.,
7.38%, 1/15/40	240	284
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	1,036
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	600	633
Medtronic, Inc.,
4.63%, 3/15/45	406	362
Revvity, Inc.,
2.25%, 9/15/31	300	262
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Medical Equipment & Devices – 0.4%continued
Stryker Corp.,
3.65%, 3/7/28	$152	$150
4.85%, 2/10/30	250	253
4.10%, 4/1/43	50	42
4.38%, 5/15/44	200	169
2.90%, 6/15/50	200	127
Thermo Fisher Scientific, Inc.,
1.75%, 10/15/28	38	36
5.00%, 1/31/29	250	255
4.20%, 3/1/31	250	247
4.47%, 10/7/32	250	247
4.89%, 10/7/37	860	848
2.80%, 10/15/41	500	365
5.55%, 2/12/46	190	188
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	357
		10,720
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.25%, 3/1/30	500	490
4.63%, 8/1/30	500	496
Newmont Corp.,
5.88%, 4/1/35	100	106
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50	300	238
		1,330
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	96
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.35%, 6/15/31	2,020	1,994
4.08%, 12/15/47	110	86
Halliburton Co.,
2.92%, 3/1/30†	300	283
4.85%, 11/15/35	275	267
7.45%, 9/15/39	160	187
4.75%, 8/1/43	15	13
Helmerich & Payne, Inc.,
5.50%, 12/1/34	200	197
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 70 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Oil & Gas Services & Equipment – 0.1%continued
NOV, Inc.,
3.60%, 12/1/29†	$150	$145
		3,268
Oil & Gas Supply Chain – 1.3%
APA Corp.,
6.10%, 2/15/35	200	205
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	150
BP Capital Markets America, Inc.,
4.23%, 11/6/28	428	428
2.72%, 1/12/32	110	99
4.99%, 4/10/34	500	503
5.23%, 11/17/34	800	816
3.38%, 2/8/61	800	513
BP Capital Markets PLC,
3.28%, 9/19/27	138	136
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	254
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	500	524
5.55%, 10/30/35	250	255
Cheniere Energy, Inc.,
5.65%, 4/15/34	250	257
Chevron Corp.,
2.00%, 5/11/27	720	705
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	30
4.69%, 4/15/30	500	508
4.50%, 10/15/32	400	401
4.85%, 10/15/35†	250	251
2.34%, 8/12/50	200	115
ConocoPhillips,
4.88%, 10/1/47	500	439
ConocoPhillips Co.,
5.05%, 9/15/33	200	203
3.76%, 3/15/42	100	80
5.30%, 5/15/53	300	278
5.50%, 1/15/55	200	191
4.03%, 3/15/62	405	292
Continental Resources, Inc.,
4.38%, 1/15/28	200	199
Coterra Energy, Inc.,
4.38%, 3/15/29	200	199
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Oil & Gas Supply Chain – 1.3%continued
DCP Midstream Operating L.P.,
5.63%, 7/15/27	$300	$304
Devon Energy Corp.,
5.25%, 10/15/27	250	250
5.75%, 9/15/54†	500	470
Diamondback Energy, Inc.,
5.40%, 4/18/34†	400	406
6.25%, 3/15/53	200	202
5.75%, 4/18/54	300	284
5.90%, 4/18/64	100	95
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44	200	171
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	58
Energy Transfer L.P.,
4.20%, 4/15/27	160	160
5.50%, 6/1/27	266	268
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	216
4.15%, 9/15/29	183	181
6.40%, 12/1/30	400	427
5.35%, 1/15/36	500	497
7.50%, 7/1/38	310	355
4.95%, 1/15/43	500	434
5.15%, 2/1/43	309	273
5.30%, 4/1/44	15	13
5.35%, 5/15/45	80	72
6.25%, 4/15/49	400	392
6.05%, 9/1/54†	200	190
Enterprise Products Operating LLC,
3.13%, 7/31/29	138	133
6.88%, 3/1/33	50	56
5.20%, 1/15/36	1,380	1,387
7.55%, 4/15/38	515	610
5.95%, 2/1/41	40	42
4.80%, 2/1/49	200	174
4.20%, 1/31/50	700	556
5.55%, 2/16/55	300	289
EOG Resources, Inc.,
5.35%, 1/15/36	250	254
4.95%, 4/15/50	100	88
5.95%, 7/15/55	150	152
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  71 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Oil & Gas Supply Chain – 1.3%continued
EQT Corp.,
5.75%, 2/1/34	$200	$206
Exxon Mobil Corp.,
3.48%, 3/19/30†	125	122
2.61%, 10/15/30	1,010	944
3.00%, 8/16/39	200	159
4.23%, 3/19/40	400	362
4.33%, 3/19/50	500	416
Hess Corp.,
7.13%, 3/15/33	390	444
HF Sinclair Corp.,
4.50%, 10/1/30	250	245
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	198
6.55%, 9/15/40	205	219
7.50%, 11/15/40	305	354
6.38%, 3/1/41	35	37
5.63%, 9/1/41	310	300
5.40%, 9/1/44	50	46
Kinder Morgan, Inc.,
5.85%, 6/1/35	1,200	1,258
5.45%, 8/1/52	300	277
5.95%, 8/1/54	200	198
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	38
6.50%, 3/1/41	300	319
MPLX L.P.,
4.80%, 2/15/29	300	302
2.65%, 8/15/30†	300	277
4.80%, 2/15/31	980	982
5.40%, 9/15/35	500	498
5.20%, 12/1/47	407	357
4.70%, 4/15/48	400	325
5.65%, 3/1/53	100	91
Occidental Petroleum Corp.,
6.60%, 3/15/46	100	104
6.05%, 10/1/54	500	486
ONEOK Partners L.P.,
6.65%, 10/1/36	80	86
ONEOK, Inc.,
4.55%, 7/15/28	23	23
4.35%, 3/15/29	12	12
4.75%, 10/15/31	700	693
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Oil & Gas Supply Chain – 1.3%continued
4.95%, 10/15/32	$300	$298
6.05%, 9/1/33	300	315
5.40%, 10/15/35	250	248
5.15%, 10/15/43	20	18
5.45%, 6/1/47	100	90
7.15%, 1/15/51	400	431
5.70%, 11/1/54	300	274
5.85%, 11/1/64	100	91
Ovintiv, Inc.,
7.10%, 7/15/53	50	54
Phillips 66,
5.88%, 5/1/42	140	140
Phillips 66 Co.,
4.95%, 3/15/35†	400	394
4.90%, 10/1/46	200	173
5.65%, 6/15/54	350	326
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	554	536
3.80%, 9/15/30	137	132
5.60%, 1/15/36	250	251
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	300	298
Shell Finance U.S., Inc.,
3.88%, 11/13/28(2)	9	9
2.38%, 11/7/29	287	269
4.13%, 5/11/35	300	284
6.38%, 12/15/38(2)	200	220
4.55%, 8/12/43	60	53
4.38%, 5/11/45	390	332
4.00%, 5/10/46	300	238
3.75%, 9/12/46	230	176
3.13%, 11/7/49(2)	100	66
3.00%, 11/26/51(2)	150	95
Shell International Finance B.V.,
3.63%, 8/21/42	230	181
Spectra Energy Partners L.P.,
5.95%, 9/25/43	89	88
4.50%, 3/15/45	110	92
Targa Resources Corp.,
6.13%, 3/15/33	500	529
5.65%, 2/15/36	250	254
6.50%, 2/15/53	200	205
6.13%, 5/15/55	200	196
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 72 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Oil & Gas Supply Chain – 1.3%continued
Tennessee Gas Pipeline Co. LLC,
7.00%, 10/15/28	$295	$313
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	866
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	731
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	544
4.90%, 3/15/29	500	506
4.65%, 8/15/32	600	593
5.15%, 3/15/34	500	501
5.30%, 9/30/35	250	250
5.15%, 3/15/36	400	394
5.80%, 11/15/43	200	196
4.85%, 3/1/48	100	85
5.95%, 3/15/56	400	394
		40,630
Real Estate Investment Trusts – 0.8%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	1,000	933
5.25%, 5/15/36	400	390
4.85%, 4/15/49	200	167
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	152
American Tower Corp.,
3.60%, 1/15/28	79	78
1.50%, 1/31/28	39	37
3.95%, 3/15/29	134	132
4.70%, 12/15/32	1,000	983
5.90%, 11/15/33	300	314
5.45%, 2/15/34	300	305
2.95%, 1/15/51	100	62
Americold Realty Operating Partnership L.P.,
5.60%, 5/15/32	100	99
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	232
Boston Properties L.P.,
4.50%, 12/1/28	100	99
6.50%, 1/15/34	500	523
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	267
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Real Estate Investment Trusts – 0.8%continued
Camden Property Trust,
4.10%, 10/15/28	$300	$298
COPT Defense Properties L.P.,
2.90%, 12/1/33	200	169
Crown Castle, Inc.,
3.30%, 7/1/30	200	187
5.80%, 3/1/34	300	307
5.20%, 2/15/49	350	305
CubeSmart L.P.,
3.00%, 2/15/30	400	377
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	291
EPR Properties,
3.60%, 11/15/31	250	227
Equinix, Inc.,
2.15%, 7/15/30	1,000	899
ERP Operating L.P.,
3.50%, 3/1/28	500	493
4.50%, 6/1/45	55	47
Essential Properties L.P.,
2.95%, 7/15/31	100	90
Essex Portfolio L.P.,
4.00%, 3/1/29	146	144
3.00%, 1/15/30	154	145
Extra Space Storage L.P.,
5.70%, 4/1/28	700	715
5.90%, 1/15/31	300	313
Federal Realty OP L.P.,
5.38%, 5/1/28	250	254
First Industrial L.P.,
5.25%, 1/15/31	100	101
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	267
5.75%, 11/1/37	200	194
Healthcare Realty Holdings L.P.,
2.00%, 3/15/31	100	87
Healthpeak OP LLC,
3.50%, 7/15/29	277	268
4.75%, 1/15/33	300	293
5.38%, 2/15/35	300	301
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	118	111
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  73 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Real Estate Investment Trusts – 0.8%continued
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	$200	$188
Kilroy Realty L.P.,
4.75%, 12/15/28	112	111
Kimco Realty OP LLC,
6.40%, 3/1/34	200	216
4.25%, 4/1/45	200	165
Kite Realty Group L.P.,
4.95%, 12/15/31	100	100
Kite Realty Group Trust,
4.75%, 9/15/30	100	100
LXP Industrial Trust,
2.38%, 10/1/31	100	87
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	123
NNN REIT, Inc.,
3.10%, 4/15/50	300	191
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33†	300	264
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 7/15/34	100	103
Piedmont Operating Partnership L.P.,
5.63%, 1/15/33	300	292
Prologis L.P.,
4.88%, 6/15/28	150	152
1.75%, 7/1/30	200	179
4.75%, 1/15/31	400	404
4.75%, 6/15/33	300	297
5.00%, 1/31/35	300	299
5.25%, 5/15/35	200	203
5.25%, 6/15/53	100	93
Public Storage Operating Co.,
5.13%, 1/15/29†	300	307
2.30%, 5/1/31	300	269
2.25%, 11/9/31	200	177
Realty Income Corp.,
3.40%, 1/15/28	61	60
2.10%, 3/15/28	600	575
3.95%, 2/1/29	1,000	988
3.10%, 12/15/29	123	117
4.90%, 7/15/33	300	299
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Real Estate Investment Trusts – 0.8%continued
Regency Centers L.P.,
3.70%, 6/15/30	$400	$388
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	202
Sabra Health Care L.P.,
3.90%, 10/15/29	150	145
Safehold GL Holdings LLC,
6.10%, 4/1/34†	100	105
Simon Property Group L.P.,
2.45%, 9/13/29	1,001	938
4.30%, 1/15/31	600	591
5.50%, 3/8/33	300	311
4.75%, 9/26/34	300	294
6.75%, 2/1/40	242	271
4.25%, 10/1/44	148	122
Store Capital LLC,
2.70%, 12/1/31	200	174
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	284
Tanger Properties L.P.,
2.75%, 9/1/31	100	89
UDR, Inc.,
2.10%, 6/15/33	300	247
Ventas Realty L.P.,
4.75%, 11/15/30	300	301
5.00%, 1/15/35	300	294
5.70%, 9/30/43	100	99
VICI Properties L.P.,
5.63%, 4/1/35	200	199
5.63%, 5/15/52†	200	179
Welltower OP LLC,
2.05%, 1/15/29	67	63
4.13%, 3/15/29	260	259
3.10%, 1/15/30	218	207
4.95%, 9/1/48	100	90
Weyerhaeuser Co.,
4.00%, 3/9/52	200	147
		24,014
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	200	208
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 74 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	$300	$259
Dollar General Corp.,
5.50%, 11/1/52†	200	185
Dollar Tree, Inc.,
2.65%, 12/1/31	200	178
Kroger (The) Co.,
5.00%, 9/15/34	800	790
6.90%, 4/15/38	100	113
5.40%, 7/15/40	100	98
3.95%, 1/15/50	200	149
5.50%, 9/15/54	200	186
5.65%, 9/15/64	100	93
Target Corp.,
4.35%, 6/15/28	250	251
5.00%, 4/15/35†	300	301
5.25%, 2/15/36†	250	253
4.80%, 1/15/53†	400	351
Walmart, Inc.,
4.10%, 4/28/27	250	250
3.70%, 6/26/28	251	250
1.80%, 9/22/31	2,000	1,772
3.95%, 6/28/38	200	185
2.95%, 9/24/49	200	133
4.50%, 4/15/53	300	259
		6,056
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	300	279
AutoZone, Inc.,
3.75%, 4/18/29	121	118
4.00%, 4/15/30	129	126
6.55%, 11/1/33	300	327
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	100	71
Home Depot (The), Inc.,
4.88%, 6/25/27	1,410	1,424
3.75%, 9/15/28	250	248
4.75%, 6/25/29	600	609
3.95%, 9/15/30†	250	247
4.65%, 9/15/35	250	244
5.40%, 9/15/40	680	682
5.95%, 4/1/41	405	426
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Retail - Discretionary – 0.3%continued
4.50%, 12/6/48	$400	$336
3.63%, 4/15/52	643	459
Lowe's Cos., Inc.,
3.35%, 4/1/27	115	114
3.95%, 10/15/27	250	249
4.00%, 10/15/28	250	248
3.65%, 4/5/29	76	74
4.25%, 3/15/31	250	245
3.75%, 4/1/32	500	473
4.50%, 10/15/32	300	295
4.85%, 10/15/35	250	243
2.80%, 9/15/41	200	141
4.05%, 5/3/47	94	72
3.00%, 10/15/50	700	433
5.85%, 4/1/63	300	287
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	492
Ross Stores, Inc.,
1.88%, 4/15/31	200	175
TJX (The) Cos., Inc.,
1.15%, 5/15/28	74	70
		9,207
Semiconductors – 0.5%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52†	150	124
Analog Devices, Inc.,
3.45%, 6/15/27	500	496
2.80%, 10/1/41	300	215
Applied Materials, Inc.,
1.75%, 6/1/30	500	450
5.85%, 6/15/41	100	104
Broadcom, Inc.,
4.30%, 1/15/31	1,200	1,190
2.45%, 2/15/31	1,024	930
4.15%, 4/15/32(2)	500	484
5.20%, 7/15/35	700	705
4.80%, 2/15/36	250	244
4.93%, 5/15/37(2) (9)	200	194
4.90%, 2/15/38	250	241
3.50%, 2/15/41	200	160
3.75%, 2/15/51	700	521
5.70%, 1/15/56	300	298
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  75 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Semiconductors – 0.5%continued
Intel Corp.,
5.13%, 2/10/30	$250	$253
5.00%, 2/21/31	400	404
2.00%, 8/12/31	50	43
5.20%, 2/10/33†	300	302
4.80%, 10/1/41	80	70
3.73%, 12/8/47	741	518
3.25%, 11/15/49	200	126
4.75%, 3/25/50	200	162
3.05%, 8/12/51	350	212
5.70%, 2/10/53	700	645
5.90%, 2/10/63	200	186
KLA Corp.,
5.25%, 7/15/62	250	228
Lam Research Corp.,
1.90%, 6/15/30	700	633
Marvell Technology, Inc.,
5.75%, 2/15/29	300	310
Micron Technology, Inc.,
5.30%, 1/15/31	200	209
5.65%, 11/1/32	500	528
5.80%, 1/15/35	100	107
6.05%, 11/1/35	1,610	1,737
NVIDIA Corp.,
3.50%, 4/1/50	400	295
QUALCOMM, Inc.,
5.40%, 5/20/33†	300	312
4.80%, 5/20/45	300	265
3.25%, 5/20/50	200	134
6.00%, 5/20/53	200	203
Texas Instruments, Inc.,
2.25%, 9/4/29	200	188
4.90%, 3/14/33†	800	814
5.15%, 2/8/54	200	185
5.05%, 5/18/63	300	264
		15,689
Software – 0.7%
Adobe, Inc.,
5.30%, 1/17/35†	200	205
Autodesk, Inc.,
3.50%, 6/15/27	135	133
Cadence Design Systems, Inc.,
4.30%, 9/10/29	400	399
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Software – 0.7%continued
Concentrix Corp.,
6.85%, 8/2/33†	$200	$185
Fortinet, Inc.,
2.20%, 3/15/31	100	89
Intuit, Inc.,
5.20%, 9/15/33	300	305
Microsoft Corp.,
3.40%, 6/15/27	790	786
1.35%, 9/15/30	300	267
4.50%, 6/15/47	900	792
2.53%, 6/1/50	540	324
2.50%, 9/15/50	200	119
2.92%, 3/17/52	500	322
2.68%, 6/1/60†	100	56
3.04%, 3/17/62	1,000	608
Oracle Corp.,
2.80%, 4/1/27	7	7
4.50%, 5/6/28	600	597
2.88%, 3/25/31	509	452
5.25%, 2/3/32	900	884
4.80%, 9/26/32	2,200	2,095
4.90%, 2/6/33	300	284
4.70%, 9/27/34	1,000	913
3.90%, 5/15/35	336	284
5.70%, 2/4/36	800	769
3.80%, 11/15/37	5	4
3.60%, 4/1/40	150	109
5.38%, 7/15/40	590	517
5.88%, 9/26/45	500	431
6.55%, 2/4/46	210	196
3.60%, 4/1/50	1,000	604
5.55%, 2/6/53	500	399
4.38%, 5/15/55	25	17
5.95%, 9/26/55	300	252
6.70%, 2/4/56	700	650
6.10%, 9/26/65	500	415
6.85%, 2/4/66	210	193
Roper Technologies, Inc.,
4.90%, 10/15/34	400	386
Salesforce, Inc.,
1.50%, 7/15/28†	1,300	1,220
4.65%, 3/15/29	430	431
1.95%, 7/15/31	300	262
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 76 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Software – 0.7%continued
5.55%, 3/15/36	$1,070	$1,067
6.55%, 3/15/56	920	923
Synopsys, Inc.,
4.65%, 4/1/28	400	401
4.85%, 4/1/30	1,000	1,007
VMware LLC,
2.20%, 8/15/31	300	263
Workday, Inc.,
3.80%, 4/1/32	300	278
		20,900
Sovereign Government – 0.1%
Panama Government International Bond,
3.88%, 3/17/28	565	554
2.25%, 9/29/32	102	84
6.88%, 1/31/36†	500	531
5.66%, 2/23/38	1,070	1,027
		2,196
Specialty Finance – 0.7%
Air Lease Corp.,
3.63%, 12/1/27	163	161
2.10%, 9/1/28	131	123
4.63%, 10/1/28	651	648
3.25%, 10/1/29	500	474
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.96%), 5.74%, 5/15/29(3)	400	406
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30(3)	500	521
American Express Co.,
5.85%, 11/5/27	500	512
(Variable, U.S. SOFR + 1.26%), 4.73%, 4/25/29(3)	870	875
4.05%, 5/3/29	72	72
(Variable, U.S. SOFR + 0.81%), 4.35%, 7/20/29(3)	770	769
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29(3)	200	203
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31(3)	700	752
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34(3)	300	307
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Specialty Finance – 0.7%continued
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36(3)	$300	$310
(Variable, U.S. SOFR + 1.24%), 4.80%, 10/24/36(3)	200	193
Capital One Financial Corp.,
3.65%, 5/11/27	144	143
(Variable, U.S. SOFR + 2.06%), 4.93%, 5/10/28(3)	400	401
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29(3)	700	711
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29(3)	500	517
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34(3)	400	422
(Variable, U.S. SOFR Compounded Index + 3.37%), 7.96%, 11/2/34(3)	300	344
(Variable, U.S. SOFR + 2.04%), 6.18%, 1/30/36(3)	930	946
Equifax, Inc.,
2.35%, 9/15/31	380	333
FactSet Research Systems, Inc.,
3.45%, 3/1/32	100	90
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	121
Fidelity National Information Services, Inc.,
5.10%, 7/15/32	400	399
Fiserv, Inc.,
5.38%, 8/21/28	500	508
3.50%, 7/1/29	200	192
4.55%, 2/15/31	600	587
5.15%, 8/12/34	500	486
GATX Corp.,
3.50%, 3/15/28	500	491
5.20%, 3/15/44	35	32
6.05%, 6/5/54	150	149
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,002
5.20%, 11/15/32	600	582
4.15%, 8/15/49	400	285
Mastercard, Inc.,
4.35%, 1/15/32	500	496
3.80%, 11/21/46	500	387
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  77 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Specialty Finance – 0.7%continued
Moody's Corp.,
4.25%, 8/8/32	$500	$485
PayPal Holdings, Inc.,
2.85%, 10/1/29	300	285
5.15%, 6/1/34†	500	499
S&P Global, Inc.,
2.90%, 3/1/32	300	274
5.25%, 9/15/33†	300	309
3.70%, 3/1/52	100	73
Synchrony Financial,
3.95%, 12/1/27	400	395
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	310
Visa, Inc.,
2.05%, 4/15/30	400	368
4.15%, 12/14/35	100	95
2.70%, 4/15/40	760	574
2.00%, 8/15/50†	500	264
		19,881
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32†	500	552
Nucor Corp.,
2.98%, 12/15/55	275	167
Steel Dynamics, Inc.,
3.45%, 4/15/30†	300	287
5.75%, 5/15/55	250	241
		1,247
Technology Hardware – 0.5%
Apple, Inc.,
3.20%, 5/11/27	201	200
2.90%, 9/12/27	400	394
4.00%, 5/10/28	500	501
3.25%, 8/8/29	37	36
2.20%, 9/11/29	188	177
4.15%, 5/10/30	400	401
1.65%, 2/8/31	670	598
4.50%, 5/12/32†	300	304
3.35%, 8/8/32	450	429
4.30%, 5/10/33†	300	301
2.38%, 2/8/41	215	153
3.85%, 5/4/43	305	252
3.45%, 2/9/45	25	19
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Technology Hardware – 0.5%continued
4.38%, 5/13/45	$160	$140
4.65%, 2/23/46	206	185
3.85%, 8/4/46	20	16
4.25%, 2/9/47	11	9
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	19
2.95%, 9/11/49†	1,400	917
4.85%, 5/10/53	900	828
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	246
CDW LLC/CDW Finance Corp.,
3.28%, 12/1/28	500	480
Cisco Systems, Inc.,
4.95%, 2/24/32	400	408
5.90%, 2/15/39	200	211
5.50%, 1/15/40	90	92
5.35%, 2/26/64	500	463
Corning, Inc.,
5.35%, 11/15/48	300	282
Dell International LLC/EMC Corp.,
8.35%, 7/15/46	223	276
3.45%, 12/15/51†	1,440	975
Dell, Inc.,
7.10%, 4/15/28	1,000	1,050
Flex Ltd.,
6.00%, 1/15/28	300	306
Hewlett Packard Enterprise Co.,
4.85%, 10/15/31	800	795
6.35%, 10/15/45	200	200
5.60%, 10/15/54	810	723
HP, Inc.,
6.00%, 9/15/41	275	272
Jabil, Inc.,
3.00%, 1/15/31	300	277
Juniper Networks, Inc.,
5.95%, 3/15/41	100	97
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	414
TD SYNNEX Corp.,
2.65%, 8/9/31	150	133
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	183
		13,768
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 78 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Telecommunications – 0.7%
AT&T, Inc.,
4.70%, 8/15/30	$400	$403
2.75%, 6/1/31†	359	328
5.40%, 2/15/34	1,700	1,738
4.90%, 11/1/35	250	244
3.50%, 6/1/41	670	520
3.10%, 2/1/43†	900	649
5.55%, 11/1/45	250	237
4.50%, 3/9/48	574	463
5.15%, 2/15/50	300	265
3.30%, 2/1/52	550	348
5.70%, 11/1/54	400	374
6.05%, 8/15/56	250	246
3.80%, 12/1/57	700	473
3.65%, 9/15/59	500	324
3.85%, 6/1/60	800	538
T-Mobile U.S.A., Inc.,
4.20%, 10/1/29†	600	596
3.88%, 4/15/30†	1,530	1,490
4.63%, 1/15/33†	1,000	982
5.15%, 4/15/34†	500	504
5.30%, 5/15/35	250	252
3.00%, 2/15/41	300	219
4.50%, 4/15/50	400	323
6.00%, 6/15/54	200	198
5.50%, 1/15/55	500	459
5.88%, 11/15/55	300	292
5.70%, 1/15/56	250	238
5.80%, 9/15/62	100	96
Verizon Communications, Inc.,
3.15%, 3/22/30	1,352	1,288
1.68%, 10/30/30	818	722
4.78%, 2/15/35	1,465	1,418
5.00%, 1/15/36	2,000	1,959
3.40%, 3/22/41	300	230
5.75%, 11/30/45	990	964
3.88%, 3/1/52	300	219
5.50%, 2/23/54†	200	189
2.99%, 10/30/56	700	411
3.70%, 3/22/61	1,000	666
		20,865
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
6.20%, 11/1/28	$500	$521
2.45%, 2/4/32	200	176
5.25%, 8/6/35	400	399
5.80%, 2/14/39	570	572
4.50%, 5/2/43	410	341
5.95%, 2/14/49	517	501
Philip Morris International, Inc.,
5.25%, 9/7/28	800	820
4.88%, 2/13/29	600	609
1.75%, 11/1/30	181	160
4.75%, 11/1/31	400	402
4.63%, 10/29/35	400	385
4.13%, 3/4/43	591	488
4.88%, 11/15/43	100	90
		5,464
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	244	218
Burlington Northern Santa Fe LLC,
3.25%, 6/15/27	325	322
6.20%, 8/15/36	455	496
5.15%, 9/1/43	280	265
3.55%, 2/15/50	400	288
5.50%, 3/15/55	150	145
5.55%, 3/15/56	400	388
5.80%, 3/15/56	200	202
CH Robinson Worldwide, Inc.,
4.20%, 4/15/28	100	99
CSX Corp.,
5.20%, 11/15/33	200	205
5.05%, 6/15/35	500	502
6.00%, 10/1/36	100	107
6.15%, 5/1/37	190	206
6.22%, 4/30/40	365	394
4.75%, 11/15/48	200	174
4.50%, 3/15/49	100	83
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA,
2.00%, 6/10/28	101	97
Delta Air Lines, Inc.,
4.95%, 7/10/28	520	522
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  79 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Transportation & Logistics – 0.4%continued
5.25%, 7/10/30	$250	$252
FedEx Corp.,
3.10%, 8/5/29	250	240
4.25%, 5/15/30	95	94
2.40%, 5/15/31	400	360
4.10%, 4/15/43	300	242
4.75%, 11/15/45	200	171
Fedex Freight Holding Co., Inc.,
4.65%, 3/15/31(2)	500	491
GXO Logistics, Inc.,
6.50%, 5/6/34	200	210
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 5/15/34†	134	127
Kirby Corp.,
4.20%, 3/1/28	100	99
Norfolk Southern Corp.,
5.05%, 8/1/30	400	409
4.45%, 6/15/45	275	232
3.94%, 11/1/47	300	229
5.35%, 8/1/54†	100	93
5.95%, 3/15/64	600	594
Ryder System, Inc.,
6.60%, 12/1/33	100	110
Southwest Airlines Co.,
5.13%, 6/15/27	400	401
Union Pacific Corp.,
4.50%, 1/20/33	500	498
2.89%, 4/6/36	300	252
3.38%, 2/14/42	100	77
3.25%, 2/5/50	800	542
5.60%, 12/1/54	100	98
5.15%, 1/20/63	900	805
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	306	299
United Airlines Pass Through Trust, Series 2024-1, Class A,
5.88%, 2/15/37	188	193
United Parcel Service, Inc.,
5.20%, 4/1/40	500	492
3.75%, 11/15/47	180	135
5.30%, 4/1/50	377	353
5.95%, 5/14/55	250	252
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.6% continued
Transportation & Logistics – 0.4%continued
5.60%, 5/22/64	$200	$189
6.05%, 5/14/65	250	252
		13,504
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	500	443
4.88%, 10/1/43	90	84
PACCAR Financial Corp.,
4.00%, 9/26/29†	200	198
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	251
		976
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
3.75%, 9/15/47	295	224
Bunge Ltd. Finance Corp.,
3.20%, 4/21/31	200	187
Sysco Corp.,
3.25%, 7/15/27	523	515
5.38%, 9/21/35	250	250
4.95%, 3/25/36†	100	95
4.45%, 3/15/48	300	237
		1,508
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	204
Total Corporate Bonds
(Cost $655,559)		628,152

FOREIGN ISSUER BONDS – 5.7%
Aerospace & Defense – 0.0%
Embraer Netherlands Finance B.V.,
5.98%, 2/11/35	100	103
Asset Management – 0.1%
Brookfield Asset Management Ltd.,
5.80%, 4/24/35	200	204
Brookfield Finance LLC/Brookfield Finance, Inc.,
3.45%, 4/15/50	500	329
Brookfield Finance, Inc.,
4.85%, 3/29/29	300	301
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 80 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Asset Management – 0.1%continued
4.35%, 4/15/30	$500	$492
5.68%, 1/15/35	300	303
CI Financial Corp.,
4.10%, 6/15/51	100	66
UBS A.G.,
5.65%, 9/11/28	1,300	1,342
4.50%, 6/26/48	300	250
		3,287
Automotive – 0.0%
Honda Motor Co. Ltd.,
5.34%, 7/8/35†	200	198
Magna International, Inc.,
5.50%, 3/21/33	200	205
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	203
		606
Banking – 1.4%
Australia & New Zealand Banking Group Ltd.,
4.62%, 12/16/29†	350	354
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28(3)	400	409
Banco Santander S.A.,
3.31%, 6/27/29	1,400	1,349
5.44%, 7/15/31	400	411
6.94%, 11/7/33	400	449
Bank of Montreal,
(Variable, U.S. SOFR + 1.25%), 4.64%, 9/10/30(3)	300	301
Bank of Nova Scotia (The),
(Variable, U.S. SOFR + 0.73%), 4.25%, 2/2/30(3)	600	595
5.65%, 2/1/34	500	520
Barclays PLC,
(Variable, U.S. SOFR + 1.08%), 4.48%, 11/11/29(3)	1,240	1,233
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30(3)	500	514
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33(3)	500	559
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Banking – 1.4%continued
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34(3)	$1,000	$1,049
(Variable, U.S. SOFR + 1.59%), 5.79%, 2/25/36(3)	300	303
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42(3)	100	74
5.25%, 8/17/45	144	133
(Variable, U.S. SOFR + 1.83%), 5.86%, 8/11/46(3)	400	393
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27†	500	496
6.09%, 10/3/33	300	321
Cooperatieve Rabobank U.A.,
3.96%, 10/17/28	600	598
5.75%, 12/1/43	250	243
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34(3)	900	964
(Variable, U.S. SOFR + 2.05%), 5.40%, 9/11/35(3) †	300	298
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28(3)	400	386
(Variable, U.S. SOFR + 1.04%), 5.13%, 11/19/28(3)	1,500	1,511
(Variable, U.S. SOFR + 1.03%), 4.90%, 3/3/29(3)	320	322
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29(3)	750	772
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 6/19/29(3)	340	340
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29(3)	150	142
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30(3)	1,000	1,025
(Variable, U.S. SOFR + 1.29%), 5.13%, 3/3/31(3)	500	506
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31(3)	1,300	1,173
(Variable, U.S. SOFR + 1.52%), 5.73%, 5/17/32(3)	800	827
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33(3)	500	508
(Variable, U.S. SOFR + 1.96%), 5.74%, 9/10/36(3)	460	461
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  81 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Banking – 1.4%continued
(Variable, U.S. SOFR + 1.55%), 5.28%, 3/10/37(3)	$400	$393
6.80%, 6/1/38	150	161
(Variable, U.S. SOFR + 2.65%), 6.33%, 3/9/44(3)	500	527
5.25%, 3/14/44†	200	187
ING Groep N.V.,
(Variable, U.S. SOFR + 1.01%), 4.86%, 3/25/29(3)	700	704
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34(3)	200	211
(Variable, U.S. SOFR + 1.61%), 5.53%, 3/25/36(3)	200	202
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 5.09%, 11/26/28(3)	500	505
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.07%, 6/13/36(3)	780	793
4.34%, 1/9/48	500	401
Mitsubishi UFJ Financial Group, Inc.,
3.29%, 7/25/27	378	373
3.74%, 3/7/29	1,500	1,476
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31(3)	1,000	1,026
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 4.51%, 1/14/32(3)	400	394
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 7/20/33(3)	200	202
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36(3)	200	205
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.93%), 5.19%, 9/12/36(3) †	200	199
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 5.06%, 1/14/37(3)	200	196
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31(3)	1,000	919
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Banking – 1.4%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34(3) †	$500	$519
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.07%), 5.32%, 7/8/36(3) †	300	301
National Australia Bank Ltd.,
4.90%, 1/14/30	500	510
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29(3)	1,000	1,007
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35(3)	300	310
Royal Bank of Canada,
(Variable, U.S. SOFR Compounded Index + 0.86%), 4.52%, 10/18/28(3)	1,000	1,001
(Variable, U.S. SOFR + 0.98%), 4.31%, 11/3/31(3)	500	492
3.88%, 5/4/32	600	576
5.15%, 2/1/34†	200	204
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29(3)	700	722
Standard Chartered Bank,
4.85%, 12/3/27	250	253
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28	1,250	1,232
2.13%, 7/8/30	400	360
(Variable, U.S. SOFR + 1.38%), 4.95%, 7/8/33(3)	200	199
5.78%, 7/13/33	800	835
5.81%, 9/14/33	500	522
(Variable, U.S. SOFR + 1.78%), 5.80%, 7/8/46(3)	1,450	1,407
Toronto-Dominion Bank (The),
4.41%, 1/13/31	1,200	1,188
4.46%, 6/8/32	400	393
Westpac Banking Corp.,
5.46%, 11/18/27	500	510
1.95%, 11/20/28	308	291
5.05%, 4/16/29	500	511
6.82%, 11/17/33	300	327
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 82 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Banking – 1.4%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.75%), 2.67%, 11/15/35(3)	$170	$153
4.42%, 7/24/39	300	269
		42,705
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	2,350	2,118
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	300	290
8.00%, 11/15/39	310	388
4.95%, 1/15/42	190	177
5.55%, 1/23/49	700	680
4.50%, 6/1/50	200	176
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	167
Diageo Capital PLC,
5.63%, 10/5/33	500	520
Diageo Investment Corp.,
5.13%, 8/15/30	200	204
5.63%, 4/15/35	300	311
		5,031
Biotechnology & Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	31	31
1.38%, 8/6/30	731	645
6.45%, 9/15/37	450	503
4.00%, 9/18/42	250	210
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	376
3.18%, 7/9/50	204	134
		1,899
Chemicals – 0.0%
Nutrien Ltd.,
4.13%, 3/15/35	23	21
5.88%, 12/1/36	27	28
5.63%, 12/1/40	150	147
6.13%, 1/15/41	200	209
5.80%, 3/27/53	200	196
		601
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Commercial Support Services – 0.0%
RELX Capital, Inc.,
4.75%, 3/27/30	$300	$302
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54†	200	193
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
5.25%, 5/26/35†	200	205
3.15%, 2/9/51	250	168
4.40%, 12/6/57	600	491
3.25%, 2/9/61	200	128
JD.com, Inc.,
3.38%, 1/14/30	300	290
		1,282
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	268
National Grid PLC,
5.60%, 6/12/28	150	153
		421
Electrical Equipment – 0.0%
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	58
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	400	352
Suzano Netherlands B.V.,
5.50%, 1/15/36	530	513
		865
Governmental Banks – 0.4%
Export Development Canada,
3.88%, 2/14/28	500	500
4.13%, 2/13/29	1,000	1,007
Export-Import Bank of Korea,
5.25%, 1/14/35	300	314
2.50%, 6/29/41	500	366
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,347
4.63%, 7/19/28	200	203
3.50%, 10/31/28	301	297
1.88%, 4/15/31	500	447
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  83 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Governmental Banks – 0.4%continued
Korea Development Bank (The),
4.88%, 2/3/30	$200	$205
4.38%, 2/15/33	800	795
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28	1,215	1,193
3.88%, 5/15/28	1,000	1,001
4.63%, 3/18/30	1,000	1,027
3.75%, 7/15/30	1,000	993
4.38%, 2/28/34	1,500	1,515
0.00%, 4/18/36(10)	500	322
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	500
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	504
		12,536
Household Products – 0.0%
Unilever Capital Corp.,
2.90%, 5/5/27	326	322
4.88%, 9/8/28	400	407
5.90%, 11/15/32	125	135
4.63%, 8/12/34	100	99
		963
Institutional Financial Services – 0.1%
Marex Group PLC,
5.83%, 5/8/28	1,020	1,031
6.40%, 11/4/29	50	52
Nomura Holdings, Inc.,
5.39%, 7/6/27†	1,200	1,212
6.07%, 7/12/28	500	516
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(3)	500	485
		3,296
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
6.35%, 3/22/54	200	202
6.50%, 5/20/55	250	256
Manulife Financial Corp.,
3.70%, 3/16/32	300	284
		742
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Internet Media & Services – 0.1%
Baidu, Inc.,
4.38%, 3/29/28	$870	$873
2.38%, 8/23/31	300	271
Weibo Corp.,
3.38%, 7/8/30†	200	188
		1,332
Machinery – 0.0%
nVent Finance S.a.r.l.,
5.65%, 5/15/33	200	205
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	248
5.00%, 3/15/42	100	91
Smith & Nephew PLC,
5.40%, 3/20/34	250	254
		593
Metals & Mining – 0.2%
AngloGold Ashanti Holdings PLC,
3.75%, 10/1/30	200	193
Barrick North America Finance LLC,
5.70%, 5/30/41	300	300
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 2/21/30	400	407
5.00%, 2/15/36	500	500
4.13%, 2/24/42	200	170
5.50%, 9/8/53†	300	290
Kinross Gold Corp.,
6.25%, 7/15/33	100	107
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	107
5.75%, 6/1/35	100	104
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	250	251
4.75%, 3/22/42	150	138
4.13%, 8/21/42	300	253
5.75%, 3/14/55	250	249
5.88%, 3/14/65	300	299
Southern Copper Corp.,
7.50%, 7/27/35	300	343
6.75%, 4/16/40	90	98
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 84 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Metals & Mining – 0.2%continued
Vale Overseas Ltd.,
6.13%, 6/12/33	$600	$626
6.40%, 6/28/54	400	405
		4,840
Oil & Gas Supply Chain – 0.2%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	395	393
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	145
6.75%, 2/1/39	200	218
Cenovus Energy, Inc.,
3.75%, 2/15/52	200	140
Enbridge, Inc.,
6.00%, 11/15/28	400	415
6.20%, 11/15/30	500	530
5.70%, 3/8/33†	300	311
5.63%, 4/5/34	300	309
3.40%, 8/1/51	300	201
5.95%, 4/5/54	100	99
Equinor ASA,
3.00%, 4/6/27	52	52
2.38%, 5/22/30	870	804
4.25%, 11/23/41	350	303
South Bow U.S.A. Infrastructure Holdings LLC,
5.03%, 10/1/29	400	403
Suncor Energy, Inc.,
7.15%, 2/1/32	200	221
5.95%, 12/1/34	50	52
6.80%, 5/15/38	130	142
3.75%, 3/4/51	100	70
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	500	474
TotalEnergies Capital S.A.,
5.15%, 4/5/34	400	409
5.28%, 9/10/54	500	466
5.64%, 4/5/64	250	240
5.43%, 9/10/64	250	232
TransCanada PipeLines Ltd.,
6.10%, 6/1/40	200	207
5.10%, 3/15/49	400	369
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Oil & Gas Supply Chain – 0.2%continued
Woodside Finance Ltd.,
5.70%, 9/12/54	$100	$94
		7,316
Regional – 0.3%
Province of Alberta Canada,
4.50%, 1/24/34	500	502
Province of British Columbia Canada,
4.80%, 11/15/28	750	766
4.90%, 4/24/29	500	513
4.75%, 6/12/34	250	254
4.80%, 6/11/35	1,000	1,016
7.25%, 9/1/36	175	211
Province of Manitoba Canada,
4.90%, 5/31/34	500	512
Province of Ontario Canada,
4.20%, 1/18/29†	1,000	1,007
3.90%, 9/4/30	2,000	1,988
1.13%, 10/7/30	426	375
2.13%, 1/21/32	60	53
5.05%, 4/24/34	500	520
Province of Quebec Canada,
3.63%, 4/13/28	250	249
7.50%, 9/15/29	375	417
4.50%, 9/8/33	500	502
4.63%, 8/28/35	800	802
		9,687
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	116
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,280	1,220
TSMC Arizona Corp.,
3.13%, 10/25/41	500	408
		1,628
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	399
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  85 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Sovereign Government – 0.9%
Canada Government International Bond,
4.63%, 4/30/29	$1,200	$1,227
4.00%, 3/18/30	470	472
Chile Government International Bond,
5.65%, 1/13/37	300	311
3.50%, 1/25/50	210	150
5.33%, 1/5/54†	500	471
3.10%, 1/22/61	500	308
Indonesia Government International Bond,
3.50%, 1/11/28	500	492
5.60%, 1/15/35†	1,000	1,017
5.35%, 2/11/49	1,000	945
5.65%, 1/11/53	300	288
Israel Government International Bond,
5.38%, 3/12/29	1,000	1,014
5.63%, 2/19/35	500	508
4.50%, 1/30/43	200	169
3.88%, 7/3/50	600	422
Korea International Bond,
3.50%, 9/20/28	500	494
Mexico Government International Bond,
5.40%, 2/9/28	1,000	1,012
3.25%, 4/16/30	742	692
4.88%, 5/19/33	258	244
3.50%, 2/12/34(11)	—	—
6.35%, 2/9/35	500	511
5.63%, 9/22/35	1,000	967
6.88%, 5/13/37†	2,000	2,095
6.13%, 2/9/38	200	195
4.75%, 3/8/44	1,000	801
5.55%, 1/21/45	500	447
4.60%, 1/23/46	500	383
4.35%, 1/15/47	500	365
4.40%, 2/12/52	700	496
6.34%, 5/4/53	500	465
6.75%, 2/9/56	200	194
Panama Government International Bond,
3.16%, 1/23/30†	33	31
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Sovereign Government – 0.9%continued
Peruvian Government International Bond,
6.55%, 3/14/37	$500	$540
3.30%, 3/11/41	500	377
5.63%, 11/18/50†	600	570
Philippine Government International Bond,
4.38%, 3/5/30†	700	696
7.75%, 1/14/31	500	561
6.38%, 10/23/34	500	538
5.00%, 1/13/37	500	483
3.70%, 2/2/42	500	397
5.75%, 1/27/51†	220	217
Republic of Italy Government International Bond,
2.88%, 10/17/29	1,200	1,147
5.38%, 6/15/33	175	183
Republic of Poland Government International Bond,
5.13%, 9/18/34	1,000	1,005
5.38%, 2/12/35	400	407
5.50%, 4/4/53	500	463
5.50%, 3/18/54	200	185
Uruguay Government International Bond,
7.63%, 3/21/36	250	294
5.10%, 6/18/50	750	687
		25,936
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	1,100	1,121
3.88%, 1/23/28	124	122
5.75%, 6/6/28	300	307
6.15%, 9/30/30	300	315
3.30%, 1/30/32	1,000	908
5.30%, 1/19/34	200	199
ORIX Corp.,
5.00%, 9/13/27	300	303
4.45%, 9/9/30	920	913
		4,188
Supranationals – 1.1%
African Development Bank,
4.38%, 3/14/28	1,000	1,010
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 86 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Supranationals – 1.1%continued
Asian Development Bank,
2.50%, 11/2/27	$500	$490
4.50%, 8/25/28	700	711
4.13%, 5/30/30	1,750	1,764
4.00%, 1/12/33	2,000	1,981
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	1,000	1,007
Council of Europe Development Bank,
4.13%, 1/24/29	500	503
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,010
European Investment Bank,
3.88%, 3/15/28	1,000	1,002
3.88%, 6/15/28	500	501
4.00%, 2/15/29	1,000	1,005
3.75%, 11/15/29	500	498
3.88%, 10/15/30	2,000	1,995
4.38%, 10/10/31	900	915
3.75%, 2/14/33	1,900	1,854
4.88%, 2/15/36	200	208
Inter-American Development Bank,
1.13%, 7/20/28	197	185
3.13%, 9/18/28	1,000	984
3.75%, 6/14/30	1,000	994
1.13%, 1/13/31	1,000	878
3.50%, 4/12/33	300	287
3.88%, 10/28/41	200	177
International Bank for Reconstruction & Development,
3.63%, 5/5/28	2,000	1,993
3.50%, 7/12/28	2,000	1,986
4.00%, 7/25/30	500	501
3.50%, 10/28/30	2,000	1,964
2.50%, 3/29/32	1,000	917
4.00%, 5/6/32	1,400	1,395
3.88%, 8/28/34	500	486
4.70%, 11/8/34	500	497
4.75%, 2/15/35	25	26
5.06%, 2/28/39	1,000	985
International Finance Corp.,
4.25%, 7/2/29	1,000	1,011
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Supranationals – 1.1%continued
Nordic Investment Bank,
4.38%, 3/14/28	$700	$707
		32,427
Telecommunications – 0.2%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	531
4.38%, 4/22/49†	500	410
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	400	324
British Telecommunications PLC,
5.13%, 12/4/28	200	203
9.63%, 12/15/30	100	119
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	459
Orange S.A.,
9.00%, 3/1/31	610	721
Rogers Communications, Inc.,
4.50%, 3/15/42	400	337
5.45%, 10/1/43	49	45
4.55%, 3/15/52	500	395
Telefonica Emisiones S.A.,
5.21%, 3/8/47	570	495
TELUS Corp.,
3.40%, 5/13/32†	400	365
Vodafone Group PLC,
7.88%, 2/15/30	2	2
6.15%, 2/27/37	59	63
5.63%, 2/10/53	400	374
5.88%, 6/28/64	300	285
		5,128
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.91%, 4/2/30	400	404
5.83%, 2/20/31	400	419
4.63%, 3/22/33	300	294
5.63%, 8/15/35	250	257
4.39%, 8/15/37	330	300
7.08%, 8/2/53	100	110
Reynolds American, Inc.,
7.25%, 6/15/37	250	285
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  87 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Tobacco & Cannabis – 0.1%continued
6.15%, 9/15/43	$65	$65
5.85%, 8/15/45	795	770
		2,904
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
6.90%, 7/15/28	25	27
4.20%, 3/12/31	500	493
6.25%, 8/1/34	15	16
6.20%, 6/1/36	40	44
6.38%, 11/15/37	20	22
4.40%, 8/5/52	300	249
Canadian Pacific Railway Co.,
4.80%, 3/30/30	600	607
5.95%, 5/15/37	710	754
4.95%, 8/15/45	100	91
		2,303
Total Foreign Issuer Bonds
(Cost $177,834)		173,892

U.S. GOVERNMENT AGENCIES – 24.6% (12)
Fannie Mae – 12.7%
0.75%, 10/8/27	350	334
7.13%, 1/15/30	1,175	1,307
0.88%, 8/5/30†	600	527
6.63%, 11/15/30	200	222
5.63%, 7/15/37	250	272
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	267	258
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1)	147	145
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.35%, 7/25/28(1)	184	181
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(1)	99	97
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(1)	138	136
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.90%, 1/25/28(1)	96	94
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(1)	$60	$59
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(1)	79	77
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.54%, 9/25/28(1)	211	209
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	90	85
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	125	121
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	151	147
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	98	95
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	178
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	485	439
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(1)	323	287
Fannie Mae-Aces, Series 2020-M53, Class A2,
1.69%, 11/25/32(1)	200	171
Fannie Mae-Aces, Series 2021-M1, Class A2,
1.39%, 11/25/30(1)	1,000	886
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(1)	200	175
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(1)	200	174
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.93%, 1/25/32(1)	239	211
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 88 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.50%, 4/25/33(1)	$350	$351
Fannie Mae-Aces, Series 2025-M1, Class A2,
4.70%, 1/25/35	150	151
Fannie Mae-Aces, Series 2025-M4, Class A2,
4.39%, 4/25/35	200	197
Pool #256925,
6.00%, 10/1/37	3	4
Pool #256959,
6.00%, 11/1/37	25	26
Pool #257042,
6.50%, 1/1/38	57	60
Pool #257237,
4.50%, 6/1/28	2	2
Pool #707791,
5.00%, 6/1/33	21	21
Pool #725425,
5.50%, 4/1/34	10	10
Pool #730811,
4.50%, 8/1/33	9	9
Pool #735222,
5.00%, 2/1/35	6	6
Pool #735358,
5.50%, 2/1/35	24	24
Pool #735502,
6.00%, 4/1/35	4	4
Pool #737853,
5.00%, 9/1/33	57	57
Pool #745336,
5.00%, 3/1/36	121	122
Pool #745418,
5.50%, 4/1/36	9	9
Pool #745754,
5.00%, 9/1/34	85	86
Pool #745826,
6.00%, 7/1/36	38	39
Pool #747383,
5.50%, 10/1/33	16	16
Pool #755632,
5.00%, 4/1/34	18	18
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #772730,
5.00%, 4/1/34	$19	$19
Pool #790406,
6.00%, 9/1/34	9	9
Pool #793666,
5.50%, 9/1/34	6	6
Pool #796250,
5.50%, 11/1/34	13	13
Pool #800471,
5.50%, 10/1/34	25	25
Pool #817795,
6.00%, 8/1/36	6	7
Pool #826057,
5.00%, 7/1/35	21	21
Pool #826585,
5.00%, 8/1/35	26	26
Pool #828523,
5.00%, 7/1/35	11	12
Pool #831676,
6.50%, 8/1/36	3	3
Pool #833067,
5.50%, 9/1/35	51	53
Pool #833163,
5.00%, 9/1/35	19	19
Pool #845425,
6.00%, 2/1/36	4	5
Pool #868435,
6.00%, 4/1/36	49	51
Pool #869710,
6.00%, 4/1/36	11	11
Pool #871135,
6.00%, 1/1/37	15	15
Pool #885866,
6.00%, 6/1/36	52	55
Pool #888100,
5.50%, 9/1/36	43	43
Pool #888205,
6.50%, 2/1/37	10	11
Pool #889224,
5.50%, 1/1/37	46	48
Pool #889401,
6.00%, 3/1/38	23	24
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  89 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #889579,
6.00%, 5/1/38	$49	$51
Pool #889630,
6.50%, 3/1/38	5	6
Pool #889970,
5.00%, 12/1/36	33	33
Pool #890234,
6.00%, 10/1/38	23	25
Pool #890796,
3.50%, 12/1/45	418	393
Pool #893363,
5.00%, 6/1/36	7	7
Pool #893366,
5.00%, 4/1/35	16	16
Pool #898417,
6.00%, 10/1/36	7	7
Pool #899079,
5.00%, 3/1/37	13	13
Pool #902414,
5.50%, 11/1/36	29	30
Pool #906090,
5.50%, 1/1/37	24	25
Pool #918515,
5.00%, 6/1/37	24	24
Pool #923123,
5.00%, 4/1/36	7	7
Pool #923166,
7.50%, 1/1/37	3	3
Pool #928261,
4.50%, 3/1/36	23	23
Pool #928584,
6.50%, 8/1/37	75	80
Pool #928909,
6.00%, 12/1/37(11)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	103	100
Pool #932023,
5.00%, 1/1/38	18	18
Pool #940623,
5.50%, 8/1/37	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #943388,
6.00%, 6/1/37	$22	$23
Pool #943617,
6.00%, 8/1/37	9	9
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	16	17
Pool #953018,
6.50%, 10/1/37	24	26
Pool #953910,
6.00%, 11/1/37	15	16
Pool #955771,
6.50%, 10/1/37	10	10
Pool #959604,
6.50%, 11/1/37	2	2
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	27	27
Pool #968037,
6.00%, 1/1/38	20	21
Pool #969632,
6.50%, 1/1/38	14	15
Pool #970013,
4.50%, 6/1/38	58	58
Pool #972452,
5.50%, 3/1/38	34	35
Pool #981854,
5.50%, 7/1/38	6	7
Pool #986760,
5.50%, 7/1/38	78	81
Pool #992472,
6.00%, 10/1/38	7	7
Pool #995018,
5.50%, 6/1/38	16	16
Pool #995203,
5.00%, 7/1/35	95	96
Pool #995879,
6.00%, 4/1/39	20	21
Pool #AA0649,
5.00%, 12/1/38	76	77
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 90 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #AA4482,
4.00%, 4/1/39	$94	$91
Pool #AA8978,
4.50%, 7/1/39	12	12
Pool #AA9357,
4.50%, 8/1/39	85	84
Pool #AB2067,
3.50%, 1/1/41	203	193
Pool #AB2092,
4.00%, 1/1/41	132	127
Pool #AB2693,
4.50%, 4/1/41	134	133
Pool #AB2768,
4.50%, 4/1/41	121	119
Pool #AB3035,
5.00%, 5/1/41	225	228
Pool #AB3246,
5.00%, 7/1/41	45	46
Pool #AB4293,
3.50%, 1/1/42	253	240
Pool #AB6016,
3.50%, 8/1/42	152	143
Pool #AB7076,
3.00%, 11/1/42	755	692
Pool #AB7503,
3.00%, 1/1/43	276	253
Pool #AB7733,
3.00%, 1/1/43	598	548
Pool #AB9019,
3.00%, 4/1/43	316	287
Pool #AB9136,
2.50%, 4/1/43	33	29
Pool #AB9990,
3.00%, 7/1/33	59	57
Pool #AC3263,
4.50%, 9/1/29	18	18
Pool #AC6118,
4.50%, 11/1/39	51	51
Pool #AC8518,
5.00%, 12/1/39	82	83
Pool #AD0119,
6.00%, 7/1/38	62	65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #AD0639,
6.00%, 12/1/38	$16	$17
Pool #AD0969,
5.50%, 8/1/37	75	78
Pool #AD5241,
4.50%, 7/1/40	65	64
Pool #AD5525,
5.00%, 6/1/40	96	97
Pool #AD7859,
5.00%, 6/1/40	38	38
Pool #AE0981,
3.50%, 3/1/41	159	150
Pool #AE1807,
4.00%, 10/1/40	250	242
Pool #AE3873,
4.50%, 10/1/40	37	36
Pool #AE5436,
4.50%, 10/1/40	64	63
Pool #AH3226,
5.00%, 2/1/41	33	34
Pool #AH4158,
4.00%, 1/1/41	45	43
Pool #AH8854,
4.50%, 4/1/41	54	54
Pool #AI1247,
4.00%, 4/1/26(11)	—	—
Pool #AI3470,
4.50%, 6/1/41	91	90
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 6.55%, 9/1/41(13)	2	2
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.18%, 11/1/41(13)	5	5
Pool #AI5603,
4.50%, 7/1/41	51	50
Pool #AI7743,
4.00%, 8/1/41	53	51
Pool #AI9555,
4.00%, 9/1/41	118	114
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  91 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.34%, 11/1/41(13)	$2	$3
Pool #AJ4093,
3.50%, 10/1/26	1	1
Pool #AJ4408,
4.50%, 10/1/41	52	51
Pool #AJ6086,
3.00%, 12/1/26	4	4
Pool #AJ9218,
4.00%, 2/1/42	197	190
Pool #AJ9326,
3.50%, 1/1/42	411	389
Pool #AJ9355,
3.00%, 1/1/27	12	12
Pool #AK4813,
3.50%, 3/1/42	136	128
Pool #AK4945,
3.50%, 2/1/42	106	101
Pool #AK7766,
2.50%, 3/1/27	19	19
Pool #AK9444,
4.00%, 3/1/42	23	22
Pool #AL0442,
5.50%, 6/1/40	24	25
Pool #AL1849,
6.00%, 2/1/39	86	92
Pool #AL1939,
3.50%, 6/1/42	391	370
Pool #AL2243,
4.00%, 3/1/42	262	253
Pool #AL2303,
4.50%, 6/1/26(11)	—	—
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.71% Floor, 7.77% Cap), 6.32%, 8/1/42(13)	4	4
Pool #AL3803,
3.00%, 6/1/28	35	35
Pool #AL4462,
2.50%, 6/1/28	53	53
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #AL5167,
3.50%, 1/1/34	$57	$56
Pool #AL5254,
3.00%, 11/1/27	19	19
Pool #AL5377,
4.00%, 6/1/44	873	842
Pool #AL5734,
3.50%, 9/1/29	96	95
Pool #AL5785,
4.00%, 9/1/44	518	500
Pool #AL6488,
3.50%, 8/1/43	195	184
Pool #AL7807,
3.00%, 11/1/30	102	100
Pool #AL8951,
3.00%, 8/1/46	253	229
Pool #AO0752,
3.00%, 4/1/42	163	149
Pool #AO0800,
3.00%, 4/1/27	16	16
Pool #AO4136,
3.50%, 6/1/42	215	203
Pool #AO8629,
3.50%, 7/1/42	82	77
Pool #AP6273,
3.00%, 10/1/42	233	214
Pool #AQ6784,
3.50%, 12/1/42	206	195
Pool #AQ8185,
2.50%, 1/1/28	15	14
Pool #AQ8647,
3.50%, 12/1/42	322	304
Pool #AR1706,
2.50%, 1/1/28	129	127
Pool #AR3054,
3.00%, 1/1/28	42	42
Pool #AR3792,
3.00%, 2/1/43	167	153
Pool #AR9188,
2.50%, 3/1/43	54	48
Pool #AR9582,
3.00%, 3/1/43	136	125
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 92 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #AS0018,
3.00%, 7/1/43	$163	$149
Pool #AS0275,
3.00%, 8/1/33	68	66
Pool #AS3294,
4.00%, 9/1/44	322	310
Pool #AS3600,
3.00%, 10/1/29	216	212
Pool #AS4085,
4.00%, 12/1/44	147	141
Pool #AS4306,
3.00%, 1/1/45	232	211
Pool #AS5500,
3.00%, 7/1/35	86	82
Pool #AS5666,
4.00%, 8/1/45	214	206
Pool #AS5892,
3.50%, 10/1/45	239	224
Pool #AS6262,
3.50%, 11/1/45	305	286
Pool #AS6398,
3.50%, 12/1/45	266	250
Pool #AS6730,
3.50%, 2/1/46	401	377
Pool #AS7149,
3.00%, 5/1/46	460	418
Pool #AS7157,
3.00%, 5/1/46	177	160
Pool #AS7247,
4.00%, 5/1/46	88	84
Pool #AS7343,
3.00%, 6/1/46	171	154
Pool #AS7480,
2.00%, 7/1/31	35	34
Pool #AS7580,
3.00%, 7/1/46	204	183
Pool #AS8067,
3.00%, 10/1/46	463	419
Pool #AS8074,
3.00%, 10/1/46	146	131
Pool #AS8178,
3.00%, 10/1/36	46	44
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #AS8194,
2.50%, 10/1/31	$487	$469
Pool #AS8424,
3.00%, 12/1/36	85	80
Pool #AS8699,
4.00%, 1/1/47	510	489
Pool #AS8960,
4.00%, 3/1/47	175	167
Pool #AS9505,
3.00%, 4/1/32	136	133
Pool #AS9615,
4.50%, 5/1/47	111	109
Pool #AT2720,
3.00%, 5/1/43	378	346
Pool #AT3180,
3.00%, 5/1/43	194	178
Pool #AU1657,
2.50%, 7/1/28	38	37
Pool #AU1689,
3.50%, 8/1/43	933	877
Pool #AU3164,
3.00%, 8/1/33	71	69
Pool #AU5919,
3.50%, 9/1/43	292	275
Pool #AV2339,
4.00%, 12/1/43	144	139
Pool #AW8167,
3.50%, 2/1/42	137	130
Pool #AW8595,
3.00%, 8/1/29	43	42
Pool #AX2163,
3.50%, 11/1/44	168	158
Pool #AX4413,
4.00%, 11/1/44	184	177
Pool #AX4839,
3.50%, 11/1/44	247	232
Pool #AY3062,
3.00%, 11/1/26	1	1
Pool #AY9555,
3.00%, 5/1/45	222	201
Pool #AZ1449,
3.00%, 7/1/45	183	166
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  93 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #AZ2936,
3.00%, 9/1/45	$123	$112
Pool #AZ2947,
4.00%, 9/1/45	249	240
Pool #AZ4775,
3.50%, 10/1/45	163	152
Pool #AZ6684,
3.00%, 2/1/31	189	183
Pool #BA2911,
3.00%, 11/1/30	56	55
Pool #BC0326,
3.50%, 12/1/45	125	117
Pool #BC0822,
3.50%, 4/1/46	1,075	1,008
Pool #BC1510,
3.00%, 8/1/46	154	139
Pool #BC9096,
3.50%, 12/1/46	219	203
Pool #BE3171,
2.50%, 2/1/32	159	153
Pool #BH1130,
3.50%, 4/1/32	85	84
Pool #BH7032,
3.50%, 12/1/47	101	94
Pool #BH7106,
3.50%, 1/1/48	209	195
Pool #BJ0648,
3.50%, 3/1/48	229	213
Pool #BJ9181,
5.00%, 5/1/48	186	187
Pool #BJ9260,
4.00%, 4/1/48	174	167
Pool #BJ9977,
4.00%, 5/1/48	144	138
Pool #BK0276,
4.00%, 9/1/48	66	63
Pool #BK0920,
4.00%, 7/1/48	291	279
Pool #BK0922,
4.50%, 7/1/48	49	48
Pool #BK3044,
2.50%, 9/1/50	389	331
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #BK4740,
4.00%, 8/1/48	$90	$86
Pool #BK4764,
4.00%, 8/1/48	90	87
Pool #BK4816,
4.00%, 9/1/48	126	121
Pool #BM1787,
4.00%, 9/1/47	99	95
Pool #BM2001,
3.50%, 12/1/46	64	60
Pool #BM3286,
4.50%, 11/1/47	36	36
Pool #BM5288,
3.50%, 1/1/34	85	83
Pool #BM5804,
5.00%, 1/1/49	205	206
Pool #BN1176,
4.50%, 11/1/48	86	84
Pool #BN1628,
4.50%, 11/1/48	55	54
Pool #BN5947,
3.50%, 6/1/49	146	135
Pool #BN6097,
4.00%, 6/1/49	412	393
Pool #BN6683,
3.50%, 6/1/49	199	184
Pool #BN8985,
2.00%, 3/1/51	284	230
Pool #BN9007,
2.00%, 3/1/51	680	556
Pool #BO1012,
3.50%, 8/1/49	73	67
Pool #BO1021,
3.50%, 8/1/49	94	87
Pool #BO1169,
3.50%, 7/1/49	68	63
Pool #BO1444,
3.00%, 10/1/49	160	143
Pool #BO1461,
3.00%, 10/1/49	97	87
Pool #BO3181,
2.50%, 10/1/49	360	307
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 94 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #BO4708,
3.00%, 11/1/49	$307	$274
Pool #BO8620,
3.00%, 12/1/49	350	312
Pool #BP3454,
2.00%, 5/1/36	345	318
Pool #BP4660,
2.50%, 5/1/50	105	89
Pool #BP6496,
2.00%, 7/1/35	480	443
Pool #BP6626,
2.00%, 8/1/50	729	593
Pool #BP6683,
2.50%, 9/1/50	482	410
Pool #BP7273,
2.50%, 8/1/50	271	231
Pool #BP7585,
2.00%, 9/1/50	2,403	1,957
Pool #BQ0202,
2.50%, 8/1/50	363	311
Pool #BQ1147,
2.50%, 10/1/50	533	458
Pool #BQ1351,
2.50%, 8/1/50	452	387
Pool #BQ4077,
2.00%, 12/1/50	791	638
Pool #BQ5056,
2.00%, 10/1/50	281	231
Pool #BQ5979,
2.00%, 11/1/50	1,194	976
Pool #BR1035,
2.00%, 5/1/51	4,860	3,946
Pool #BR4450,
1.50%, 2/1/36	469	423
Pool #BR6042,
2.00%, 2/1/51	1,749	1,420
Pool #BR9755,
2.00%, 4/1/51	1,174	968
Pool #BR9761,
2.00%, 4/1/51	880	712
Pool #BT1034,
2.00%, 7/1/51	1,677	1,364
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #BT2034,
2.50%, 3/1/42	$699	$628
Pool #BT4528,
2.50%, 9/1/51	7,674	6,641
Pool #BT8308,
4.50%, 8/1/52	687	666
Pool #BT9031,
2.00%, 8/1/41	687	598
Pool #BU0066,
2.50%, 10/1/51	786	674
Pool #BU4046,
5.00%, 7/1/53	815	808
Pool #BX1915,
6.00%, 1/1/53	651	674
Pool #BX6021,
5.00%, 2/1/53	311	308
Pool #BY0545,
5.00%, 5/1/53	1,883	1,863
Pool #BY4424,
5.50%, 7/1/53	724	730
Pool #CA0110,
3.50%, 8/1/47	193	180
Pool #CA0619,
4.00%, 10/1/47	54	52
Pool #CA0620,
4.00%, 10/1/47	705	675
Pool #CA0656,
3.50%, 11/1/47	527	491
Pool #CA0859,
3.50%, 12/1/47	375	348
Pool #CA0917,
3.50%, 12/1/47	335	312
Pool #CA1370,
4.00%, 3/1/48	181	173
Pool #CA1378,
4.00%, 3/1/48	145	138
Pool #CA1564,
4.50%, 4/1/48	62	61
Pool #CA1711,
4.50%, 5/1/48	183	180
Pool #CA1902,
4.50%, 6/1/48	179	176
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  95 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #CA1909,
4.50%, 6/1/48	$93	$91
Pool #CA1951,
4.00%, 7/1/48	98	94
Pool #CA1952,
4.50%, 6/1/48	41	41
Pool #CA2056,
4.50%, 7/1/48	56	55
Pool #CA2208,
4.50%, 8/1/48	56	55
Pool #CA2256,
3.50%, 8/1/33	70	69
Pool #CA2366,
3.50%, 9/1/48	64	60
Pool #CA2375,
4.00%, 9/1/48	268	257
Pool #CA2559,
4.00%, 11/1/33	82	82
Pool #CA2729,
4.50%, 11/1/48	214	210
Pool #CA3640,
4.00%, 6/1/49	241	230
Pool #CA4029,
4.00%, 8/1/49	647	619
Pool #CA4143,
3.00%, 9/1/49	2,051	1,834
Pool #CA4420,
3.00%, 10/1/49	308	276
Pool #CA4792,
3.00%, 12/1/49	180	160
Pool #CA5020,
3.50%, 1/1/50	337	312
Pool #CA5452,
3.00%, 3/1/50	580	515
Pool #CA5508,
3.00%, 4/1/50	721	636
Pool #CA5700,
2.50%, 5/1/50	3,137	2,692
Pool #CA6072,
2.50%, 6/1/50	304	259
Pool #CA6074,
2.50%, 6/1/50	421	359
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #CA6144,
2.50%, 6/1/50	$478	$406
Pool #CA6290,
3.00%, 7/1/50	362	322
Pool #CA6305,
2.50%, 7/1/50	834	708
Pool #CA6339,
2.50%, 7/1/50	844	717
Pool #CA6346,
2.50%, 7/1/50	480	408
Pool #CA6563,
2.50%, 8/1/35	359	341
Pool #CA6601,
2.50%, 8/1/50	355	303
Pool #CA6951,
2.50%, 9/1/50	334	286
Pool #CA6962,
2.50%, 9/1/50	490	420
Pool #CA7216,
2.00%, 10/1/50	2,142	1,753
Pool #CA7232,
2.50%, 10/1/50	949	806
Pool #CA7596,
2.00%, 11/1/50	372	300
Pool #CA7600,
2.50%, 11/1/50	976	829
Pool #CA7697,
1.50%, 11/1/50	1,200	930
Pool #CA7736,
2.50%, 11/1/50	980	836
Pool #CA8043,
2.50%, 12/1/50	590	506
Pool #CA9143,
2.00%, 2/1/36	622	574
Pool #CA9355,
2.00%, 3/1/41	382	334
Pool #CA9418,
1.50%, 3/1/36	103	93
Pool #CB0113,
2.00%, 4/1/41	587	516
Pool #CB0325,
2.00%, 4/1/51	1,380	1,121
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 96 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #CB1903,
2.50%, 10/1/51	$1,325	$1,142
Pool #CB2049,
2.50%, 11/1/51	1,520	1,279
Pool #CB2079,
2.00%, 11/1/51	3,496	2,849
Pool #CB3597,
3.50%, 5/1/52	1,349	1,238
Pool #CB3705,
3.00%, 5/1/37	186	178
Pool #CB4377,
4.00%, 8/1/52	455	432
Pool #CB5094,
6.50%, 11/1/52	1,062	1,123
Pool #CB6031,
5.00%, 4/1/53	77	77
Pool #CB6034,
6.50%, 4/1/53	197	205
Pool #CB6750,
5.50%, 7/1/53	840	848
Pool #CB6755,
6.00%, 7/1/53	679	696
Pool #CB6933,
6.50%, 8/1/53	200	211
Pool #CB7120,
6.00%, 9/1/53	279	285
Pool #CB7123,
6.00%, 9/1/53	284	293
Pool #CB7444,
6.50%, 11/1/53	708	747
Pool #CB8484,
5.50%, 5/1/54	603	609
Pool #CB8821,
6.00%, 7/1/54	778	803
Pool #CB9323,
5.50%, 10/1/54	888	904
Pool #CB9485,
5.50%, 11/1/54	3,953	4,028
Pool #CB9506,
6.00%, 11/1/54	913	945
Pool #CC0102,
5.50%, 3/1/55	2,213	2,249
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #CC0260,
6.00%, 4/1/55	$545	$564
Pool #CC1056,
6.50%, 9/1/55	1,967	2,067
Pool #DA0508,
6.00%, 10/1/53	217	222
Pool #FA0386,
5.00%, 12/1/54	933	928
Pool #FA0460,
9/1/42(14)	892	805
Pool #FA0684,
6.00%, 2/1/55	1,565	1,595
Pool #FA0689,
3/1/55(14)	2,136	2,193
Pool #FA1595,
5.50%, 5/1/55	915	933
Pool #FA1856,
5.50%, 6/1/55	1,350	1,360
Pool #FA2470,
3.50%, 5/1/53	1,389	1,276
Pool #FM1496,
3.50%, 9/1/49	1,003	929
Pool #FM1708,
3.00%, 12/1/45	189	173
Pool #FM1742,
3.00%, 10/1/49	195	174
Pool #FM1938,
4.50%, 9/1/49	292	287
Pool #FM2305,
3.50%, 2/1/50	510	472
Pool #FM2715,
3.00%, 3/1/50	129	115
Pool #FM2778,
3.00%, 3/1/50	815	729
Pool #FM2963,
3.00%, 2/1/50	690	620
Pool #FM3125,
3.50%, 3/1/50	674	622
Pool #FM3225,
3.00%, 5/1/50	478	427
Pool #FM3610,
4.00%, 6/1/50	188	179
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  97 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #FM3747,
2.50%, 8/1/50	$770	$658
Pool #FM4055,
2.50%, 8/1/50	5,398	4,621
Pool #FM4149,
3.00%, 9/1/50	2,291	2,047
Pool #FM4193,
2.50%, 9/1/50	528	453
Pool #FM4476,
2.00%, 10/1/50	1,391	1,138
Pool #FM4544,
2.00%, 10/1/50	741	603
Pool #FM4598,
2.00%, 11/1/40	165	145
Pool #FM4734,
2.00%, 11/1/35	850	784
Pool #FM4799,
2.00%, 11/1/50	628	514
Pool #FM4868,
2.00%, 11/1/50	1,067	878
Pool #FM4951,
1.50%, 11/1/35	375	340
Pool #FM5087,
2.00%, 12/1/50	442	362
Pool #FM5210,
2.00%, 12/1/50	625	519
Pool #FM5534,
2.00%, 1/1/41	246	216
Pool #FM5570,
2.00%, 1/1/36	458	424
Pool #FM5849,
2.00%, 12/1/50	840	679
Pool #FM6055,
2.00%, 2/1/51	1,622	1,327
Pool #FM6099,
2.00%, 2/1/51	1,660	1,343
Pool #FM6338,
2.00%, 2/1/51	987	808
Pool #FM6496,
2.00%, 2/1/51	454	375
Pool #FM6550,
2.00%, 3/1/51	322	265
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #FM6943,
2.00%, 4/1/51	$1,093	$900
Pool #FM6964,
2.00%, 5/1/51	852	703
Pool #FM6991,
2.00%, 4/1/51	1,355	1,108
Pool #FM7078,
2.00%, 4/1/51	1,004	829
Pool #FM7080,
2.00%, 4/1/51	524	433
Pool #FM7411,
2.00%, 5/1/51	2,758	2,223
Pool #FM7429,
1.50%, 5/1/36	162	146
Pool #FM7622,
2.00%, 5/1/51	685	565
Pool #FM8146,
2.00%, 7/1/36	1,084	998
Pool #FM8848,
2.50%, 9/1/41	661	596
Pool #FS0153,
2.00%, 12/1/36	294	270
Pool #FS1096,
2.00%, 1/1/51	1,176	958
Pool #FS2039,
2.00%, 2/1/51	772	628
Pool #FS2442,
4.00%, 7/1/52	686	650
Pool #FS2815,
4.00%, 9/1/52	376	360
Pool #FS3086,
5.50%, 10/1/52	1,394	1,409
Pool #FS3402,
5.00%, 11/1/52	294	291
Pool #FS3421,
5.00%, 12/1/52	304	301
Pool #FS3452,
5.00%, 12/1/52	518	521
Pool #FS3747,
5.50%, 12/1/52	538	543
Pool #FS3762,
5.00%, 12/1/52	435	433
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 98 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #FS3921,
5.50%, 2/1/53	$346	$354
Pool #FS4041,
5.50%, 3/1/53	519	524
Pool #FS4047,
3.50%, 12/1/42	152	144
Pool #FS4463,
1.50%, 8/1/37	438	394
Pool #FS4485,
6.00%, 5/1/53	487	504
Pool #FS4522,
5.00%, 5/1/53	158	156
Pool #FS4842,
5.50%, 6/1/53	228	232
Pool #FS4931,
6.00%, 6/1/53	667	684
Pool #FS5050,
3.00%, 6/1/52	5,386	4,741
Pool #FS5115,
5.50%, 6/1/53	396	399
Pool #FS5116,
5.50%, 6/1/53	362	367
Pool #FS5119,
6.00%, 7/1/53	2,201	2,281
Pool #FS5304,
5.50%, 7/1/53	152	155
Pool #FS5396,
5.00%, 7/1/53	1,655	1,653
Pool #FS5436,
5.50%, 8/1/53	267	274
Pool #FS5562,
2.00%, 3/1/52	2,853	2,332
Pool #FS5584,
6.50%, 8/1/53	331	348
Pool #FS5696,
2.00%, 4/1/51	253	206
Pool #FS5709,
5.00%, 8/1/53	719	717
Pool #FS5838,
6.00%, 9/1/53	991	1,016
Pool #FS5946,
2.00%, 3/1/37	2,175	2,001
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #FS5965,
6.00%, 10/1/53	$296	$306
Pool #FS6092,
6.00%, 10/1/53	254	260
Pool #FS6315,
6.50%, 11/1/53	312	326
Pool #FS6461,
6.00%, 10/1/53	369	381
Pool #FS6533,
6.00%, 6/1/53	1,579	1,638
Pool #FS6598,
3.50%, 8/1/52	2,439	2,243
Pool #FS6611,
7.00%, 12/1/53	984	1,034
Pool #FS6635,
3.00%, 11/1/53	1,291	1,135
Pool #FS6855,
6.50%, 2/1/54	362	376
Pool #FS7033,
6.00%, 8/1/53	519	533
Pool #FS8129,
5.50%, 5/1/54	512	522
Pool #FS8144,
5.50%, 5/1/54	692	706
Pool #MA0361,
4.00%, 3/1/30	16	16
Pool #MA0711,
3.50%, 4/1/31	36	36
Pool #MA1138,
3.50%, 8/1/32	72	71
Pool #MA1141,
3.00%, 8/1/32	34	33
Pool #MA1200,
3.00%, 10/1/32	202	195
Pool #MA2320,
3.00%, 7/1/35	180	171
Pool #MA2473,
3.50%, 12/1/35	73	70
Pool #MA2512,
4.00%, 1/1/46	100	96
Pool #MA2670,
3.00%, 7/1/46	480	434
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  99 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #MA2672,
3.00%, 7/1/36	$95	$90
Pool #MA2705,
3.00%, 8/1/46	347	314
Pool #MA2737,
3.00%, 9/1/46	162	146
Pool #MA2771,
3.00%, 10/1/46	176	158
Pool #MA2775,
2.50%, 10/1/31	72	69
Pool #MA2781,
2.50%, 10/1/46	133	115
Pool #MA2804,
3.00%, 11/1/36	186	176
Pool #MA2863,
3.00%, 1/1/47	2,902	2,615
Pool #MA2895,
3.00%, 2/1/47	181	162
Pool #MA3028,
3.50%, 6/1/37	145	140
Pool #MA3057,
3.50%, 7/1/47	270	251
Pool #MA3058,
4.00%, 7/1/47	100	95
Pool #MA3059,
3.50%, 7/1/37	25	24
Pool #MA3073,
4.50%, 7/1/47	203	200
Pool #MA3127,
3.00%, 9/1/37	59	56
Pool #MA3150,
4.50%, 10/1/47	109	108
Pool #MA3181,
3.50%, 11/1/37	39	38
Pool #MA3182,
3.50%, 11/1/47	332	308
Pool #MA3184,
4.50%, 11/1/47	39	38
Pool #MA3185,
3.00%, 11/1/37	65	61
Pool #MA3188,
3.00%, 11/1/32	167	162
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #MA3211,
4.00%, 12/1/47	$63	$60
Pool #MA3239,
4.00%, 1/1/48	267	254
Pool #MA3276,
3.50%, 2/1/48	275	256
Pool #MA3281,
4.00%, 2/1/38	137	134
Pool #MA3334,
4.50%, 4/1/48	207	201
Pool #MA3385,
4.50%, 6/1/48	68	67
Pool #MA3413,
4.00%, 7/1/38	24	23
Pool #MA3443,
4.00%, 8/1/48	63	61
Pool #MA3444,
4.50%, 8/1/48	59	58
Pool #MA3467,
4.00%, 9/1/48	61	58
Pool #MA3492,
4.00%, 10/1/38	20	20
Pool #MA3547,
3.00%, 12/1/33	100	97
Pool #MA3590,
4.00%, 2/1/39	21	20
Pool #MA3685,
3.00%, 6/1/49	106	94
Pool #MA3692,
3.50%, 7/1/49	81	75
Pool #MA3695,
3.00%, 7/1/34	38	37
Pool #MA3744,
3.00%, 8/1/49	118	105
Pool #MA3765,
2.50%, 9/1/49	255	216
Pool #MA3870,
2.50%, 12/1/49	133	113
Pool #MA3871,
3.00%, 12/1/49	123	109
Pool #MA3896,
2.50%, 1/1/35	625	591
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 100 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #MA3898,
3.50%, 1/1/35	$198	$193
Pool #MA3902,
2.50%, 1/1/50	129	110
Pool #MA3934,
3.00%, 2/1/40	76	71
Pool #MA3958,
3.00%, 3/1/40	78	72
Pool #MA4013,
2.50%, 5/1/35	134	126
Pool #MA4014,
3.00%, 5/1/35	210	202
Pool #MA4047,
6/1/50(14)	510	416
Pool #MA4053,
2.50%, 6/1/35	560	531
Pool #MA4072,
2.50%, 7/1/40	177	160
Pool #MA4078,
2.50%, 7/1/50	1,096	932
Pool #MA4094,
2.50%, 8/1/40	197	179
Pool #MA4096,
2.50%, 8/1/50	687	584
Pool #MA4099,
2.50%, 8/1/35	583	552
Pool #MA4100,
2.00%, 8/1/50	1,375	1,118
Pool #MA4119,
2.00%, 9/1/50	1,616	1,315
Pool #MA4122,
1.50%, 9/1/35	207	188
Pool #MA4123,
2.00%, 9/1/35	723	667
Pool #MA4128,
2.00%, 9/1/40	339	300
Pool #MA4153,
2.50%, 10/1/40	98	89
Pool #MA4154,
1.50%, 10/1/35	318	288
Pool #MA4155,
2.00%, 10/1/35	795	734
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #MA4181,
1.50%, 11/1/50	$2,083	$1,613
Pool #MA4232,
2.00%, 1/1/41	293	258
Pool #MA4237,
1/1/51(14)	3,572	2,908
Pool #MA4254,
1.50%, 2/1/51	461	357
Pool #MA4266,
1.50%, 2/1/41	441	375
Pool #MA4278,
1.50%, 3/1/36	1,453	1,312
Pool #MA4280,
1.50%, 3/1/51	801	621
Pool #MA4305,
2.00%, 4/1/51	2,513	2,042
Pool #MA4310,
1.50%, 4/1/41	265	225
Pool #MA4326,
2.50%, 5/1/51	950	806
Pool #MA4333,
2.00%, 5/1/41	698	611
Pool #MA4334,
2.50%, 5/1/41	255	230
Pool #MA4355,
2.00%, 6/1/51	10,888	8,838
Pool #MA4418,
2.00%, 9/1/36	392	361
Pool #MA4437,
2.00%, 10/1/51	3,776	3,060
Pool #MA4473,
11/1/41(14)	1,049	884
Pool #MA4492,
12/1/51(14)	3,085	2,499
Pool #MA4493,
12/1/51(14)	8,055	6,824
Pool #MA4496,
1.50%, 12/1/36	1,578	1,419
Pool #MA4500,
1.50%, 12/1/41	360	303
Pool #MA4501,
12/1/41(14)	1,038	902
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  101 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #MA4548,
2.50%, 2/1/52	$7,153	$6,055
Pool #MA4626,
6/1/52(14)	3,756	3,559
Pool #MA4652,
2.50%, 7/1/52	5,234	4,426
Pool #MA4664,
2.00%, 7/1/37	654	602
Pool #MA4692,
2.50%, 8/1/37	130	123
Pool #MA4731,
3.50%, 9/1/52	891	818
Pool #MA4732,
4.00%, 9/1/52	4,247	4,025
Pool #MA4733,
4.50%, 9/1/52	4,576	4,436
Pool #MA4779,
4.00%, 10/1/42	140	136
Pool #MA4805,
4.50%, 11/1/52	2,124	2,058
Pool #MA4823,
4.50%, 10/1/37	155	154
Pool #MA4915,
5.00%, 2/1/38	131	132
Pool #MA4991,
5.50%, 4/1/38	75	77
Pool #MA5039,
5.50%, 6/1/53	578	583
Pool #MA5042,
4.50%, 6/1/38	62	61
Pool #MA5060,
5.00%, 6/1/43	62	62
Pool #MA5072,
7/1/53(14)	1,584	1,596
Pool #MA5088,
6.00%, 7/1/38	95	98
Pool #MA5136,
9/1/53(14)	1,901	1,839
Pool #MA5330,
5.50%, 4/1/39	54	55
Pool #MA5353,
5.50%, 5/1/54	6,109	6,143
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool #MA5389,
6.00%, 6/1/54	$823	$840
Pool #MA5445,
6.00%, 8/1/54	3,188	3,252
Pool #MA5470,
9/1/54(14)	1,875	1,885
Pool #MA5496,
10/1/54(14)	3,501	3,456
Pool #MA5557,
4.50%, 12/1/39	158	157
Pool #MA5559,
5.50%, 12/1/39	200	204
Pool #MA5590,
5.00%, 1/1/40	359	362
Pool #MA5596,
4.50%, 1/1/45	88	86
Pool #MA5597,
5.00%, 1/1/45	165	164
Pool #MA5711,
5.00%, 5/1/40	485	489
Pool #MA5744,
4.50%, 6/1/40	159	158
Pool #MA5773,
6.00%, 7/1/40	213	220
Pool #MA5830,
5.50%, 8/1/40	335	342
Pool #MA5861,
5.50%, 10/1/40	266	271
Pool #MA5864,
5.00%, 10/1/45	459	459
Pool #MA5891,
5.50%, 11/1/45	633	640
Pool #MA5914,
4.00%, 12/1/40	290	283
Pool #MA5950,
4.50%, 1/1/41	677	673
Pool #MB0301,
5.00%, 2/1/55	1,832	1,808
Pool CC0990,
9/1/55(14)	1,051	1,049
Pool CC1442,
5.50%, 11/1/55	2,365	2,397
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 102 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Fannie Mae – 12.7%continued
Pool FA3751,
5.00%, 12/1/55	$1,083	$1,073
Pool MA4577,
4/1/52(14)	3,219	2,604
Pool MA4868,
1/1/53(14)	4,547	4,509
Pool MA5584,
1/1/55(14)	2,422	2,338
Pool MA5699,
5.00%, 5/1/55	3,749	3,699
Pool TBA,
4/1/41(14)	1,500	1,348
4/1/41(14)	4,000	3,679
4/1/41(14)	2,000	1,889
4/1/41(14)	1,500	1,432
4/1/51(14)	1,000	841
4/1/52(14)	3,500	2,818
4/1/53(14)	6,700	5,884
4/1/53(14)	4,200	3,850
4/1/53(14)	3,700	3,491
4/1/53(14)	3,000	2,895
4/1/53(14)	3,000	2,958
5/1/53(14)	1,500	1,316
5/1/53(14)	1,000	916
5/1/53(14)	800	754
5/1/53(14)	1,200	1,157
5/1/53(14)	2,000	1,970
5/1/53(14)	2,000	2,006
4/1/54(14)	10,000	10,046
4/1/54(14)	10,000	10,193
5/1/54(14)	1,800	1,833
4/1/55(14)	7,600	7,862
4/1/56(14)	2,500	2,630
		387,094
Federal Farm Credit Bank – 0.2%
Federal Farm Credit Banks Funding Corp.,
3.97%, 8/26/27	3,918	3,915
3.38%, 9/15/27	1,475	1,467
3.50%, 1/21/28	1,000	994
		6,376
Federal Home Loan Bank – 0.1%
4.13%, 9/10/27	875	880
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Federal Home Loan Bank – 0.1%continued
3.25%, 11/16/28	$1,000	$986
5.50%, 7/15/36†	500	544
Federal Home Loan Banks,
4.38%, 9/8/28	1,500	1,519
		3,929
Freddie Mac – 6.1%
Federal Home Loan Mortgage Corp.,
4.10%, 1/9/31	500	496
6.75%, 3/15/31	700	786
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	247
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	145	143
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	149	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	149
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  103 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	$200	$199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	293
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	196	190
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	289
Freddie Mac Multifamily Structured Pass Through Certificates, Series K096, Class A2,
2.52%, 7/25/29	300	286
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	237
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	$250	$234
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	184
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	448
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	447
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	447
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	89
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	223
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	178
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	269
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	300	268
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	450
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 104 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class A2,
3.00%, 6/25/32	$250	$231
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	450	428
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	289
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	90
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	81
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	159
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	$100	$79
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	225	186
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	81
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	500	482
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-154, Class A2,
4.35%, 1/25/33	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-158, Class A2,
4.05%, 7/25/33	200	195
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  105 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K159, Class A2,
3.95%, 11/25/30	$500	$494
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class A2,
5.00%, 5/25/34	150	154
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-169, Class A2,
4.66%, 12/25/34	200	201
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-174, Class A2,
4.53%, 10/25/35	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-175, Class A2,
4.42%, 10/25/35	200	197
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-176, Class A2,
4.39%, 12/25/35	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	510
Freddie Mac Multifamily Structured Pass Through Certificates, Series K522, Class A2,
4.80%, 5/25/29	389	396
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K533, Class A2,
4.23%, 12/25/29	$500	$500
Freddie Mac Multifamily Structured Pass Through Certificates, Series K545, Class A2,
4.29%, 7/25/30	500	501
Freddie Mac Multifamily Structured Pass Through Certificates, Series K554, Class A2,
4.22%, 12/25/30	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K754, Class A2,
4.94%, 11/25/30	250	257
Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, Class A2,
5.20%, 2/25/31	150	156
Freddie Mac Multifamily Structured Pass Through Certificates, Series K757, Class A2,
4.46%, 8/25/31	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K760, Class A2,
4.55%, 1/25/32	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K761, Class A2,
4.40%, 6/25/32	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series-K516, Class A2,
5.48%, 1/25/29	500	515
Freddie Mac Multifamily Structured Pass Through Certificates, Series-K518, Class A2,
5.40%, 1/25/29	500	516
Pool #QA0127,
3.50%, 6/1/49	459	426
Pool #QA1132,
3.50%, 7/1/49	169	156
Pool #QA1263,
3.50%, 7/1/49	166	155
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 106 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #QA1752,
3.50%, 8/1/49	$861	$799
Pool #QA1883,
4.00%, 8/1/49	246	235
Pool #QA3149,
3.00%, 10/1/49	292	262
Pool #QA4699,
3.00%, 11/1/49	167	149
Pool #QA8043,
3.00%, 3/1/50	1,284	1,149
Pool #QB0211,
2.50%, 6/1/50	416	352
Pool #QB2516,
2.50%, 8/1/50	301	256
Pool #QB2545,
2.00%, 8/1/50	1,699	1,383
Pool #QB2682,
2.50%, 8/1/50	346	294
Pool #QB2966,
2.50%, 9/1/50	105	89
Pool #QB3199,
2.00%, 9/1/50	604	492
Pool #QB4275,
2.00%, 10/1/50	250	204
Pool #QB5128,
2.00%, 10/1/50	885	720
Pool #QB5507,
2.00%, 11/1/50	642	528
Pool #QB6246,
2.00%, 12/1/50	294	243
Pool #QB6448,
2.00%, 12/1/50	985	802
Pool #QB8131,
2.00%, 2/1/51	3,105	2,524
Pool #QB8132,
2.00%, 1/1/51	805	651
Pool #QB9266,
2.00%, 3/1/51	407	335
Pool #QB9410,
2.00%, 1/1/51	1,228	998
Pool #QC1443,
2.00%, 5/1/51	1,648	1,358
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #QC1809,
2.00%, 5/1/51	$392	$319
Pool #QC2062,
2.00%, 5/1/51	695	560
Pool #QC3259,
2.00%, 6/1/51	2,675	2,156
Pool #QC9442,
2.50%, 10/1/51	3,553	3,025
Pool #QD0822,
3.00%, 11/1/51	898	802
Pool #QD2146,
2.00%, 12/1/51	755	616
Pool #QE9161,
4.50%, 9/1/52	706	684
Pool #QF7121,
5.50%, 2/1/53	739	745
Pool #QG5959,
5.00%, 7/1/53	816	808
Pool #QG7215,
5.50%, 7/1/53	791	798
Pool #QG8401,
5.50%, 8/1/53	552	556
Pool #QG8408,
5.00%, 8/1/53	1,043	1,033
Pool #QH1135,
7.00%, 9/1/53	328	350
Pool #QI2828,
5.50%, 4/1/54	863	869
Pool #QJ5279,
6.00%, 10/1/54	845	863
Pool #QK0622,
1.50%, 2/1/41	435	371
Pool #QN0818,
2.50%, 10/1/34	167	158
Pool #QN5018,
2.00%, 1/1/36	413	381
Pool #QN5866,
2.00%, 4/1/36	231	213
Pool #QN6394,
1.50%, 5/1/36	1,253	1,131
Pool #QN7743,
2.00%, 9/1/36	656	604
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  107 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #QN8899,
2.00%, 12/1/36	$615	$566
Pool #RA1196,
4.00%, 8/1/49	606	580
Pool #RA1343,
3.00%, 9/1/49	1,824	1,632
Pool #RA1493,
3.00%, 10/1/49	333	298
Pool #RA1501,
3.00%, 10/1/49	107	95
Pool #RA2010,
3.50%, 1/1/50	197	182
Pool #RA2117,
3.00%, 2/1/50	262	234
Pool #RA2386,
3.00%, 4/1/50	685	613
Pool #RA2457,
3.00%, 4/1/50	406	363
Pool #RA2730,
2.50%, 6/1/50	242	208
Pool #RA2790,
2.50%, 6/1/50	377	321
Pool #RA2853,
2.50%, 6/1/50	460	391
Pool #RA2959,
2.50%, 7/1/50	440	375
Pool #RA3086,
2.50%, 7/1/50	334	285
Pool #RA3306,
2.50%, 8/1/50	316	268
Pool #RA3524,
2.00%, 9/1/50	1,694	1,392
Pool #RA3563,
2.00%, 9/1/50	834	683
Pool #RA3578,
2.00%, 9/1/50	1,129	924
Pool #RA3580,
2.00%, 9/1/50	1,038	853
Pool #RA3662,
2.50%, 10/1/50	501	426
Pool #RA3663,
2.50%, 10/1/50	527	452
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #RA3723,
2.00%, 10/1/50	$1,070	$876
Pool #RA3765,
2.50%, 10/1/50	509	434
Pool #RA3913,
2.50%, 11/1/50	2,577	2,214
Pool #RA4209,
1.50%, 12/1/50	1,593	1,235
Pool #RA4218,
2.50%, 12/1/50	6,554	5,615
Pool #RA5204,
2.00%, 5/1/51	1,409	1,136
Pool #RA5373,
2.00%, 6/1/51	643	527
Pool #RA6333,
2.00%, 11/1/51	3,293	2,659
Pool #RA6340,
2.50%, 11/1/51	2,151	1,826
Pool #RA7097,
3.50%, 4/1/52	724	668
Pool #RA7099,
2.00%, 1/1/51	2,371	1,929
Pool #RA8761,
5.50%, 3/1/53	441	450
Pool #RA8791,
5.00%, 4/1/53	1,115	1,106
Pool #RB0452,
2.00%, 2/1/41	725	636
Pool #RB5032,
2.50%, 2/1/40	57	52
Pool #RB5033,
3.00%, 2/1/40	211	197
Pool #RB5043,
2.50%, 4/1/40	106	96
Pool #RB5048,
2.50%, 5/1/40	58	52
Pool #RB5059,
2.50%, 7/1/40	73	66
Pool #RB5066,
2.50%, 8/1/40	198	180
Pool #RB5076,
2.00%, 8/1/40	429	379
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 108 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #RB5085,
2.00%, 11/1/40	$387	$341
Pool #RB5095,
2.00%, 1/1/41	292	257
Pool #RB5110,
1.50%, 5/1/41	944	800
Pool #RB5111,
2.00%, 5/1/41	390	341
Pool #RB5118,
2.00%, 7/1/41	1,308	1,142
Pool #RB5131,
2.00%, 10/1/41	681	593
Pool #RC1857,
1.50%, 2/1/36	405	366
Pool #RC2045,
2.00%, 6/1/36	208	191
Pool #RJ1229,
6.00%, 4/1/54	693	709
Pool #RJ2693,
5.00%, 10/1/54	460	456
Pool #RJ4695,
6.00%, 8/1/55	2,552	2,607
Pool #RJ6158,
2/1/56(14)	1,070	1,055
Pool #RR0034,
6.00%, 10/1/40	168	173
Pool #RR0054,
5.00%, 1/1/41	575	580
Pool #SB0048,
3.00%, 8/1/34	311	299
Pool #SB0330,
2.00%, 5/1/35	261	241
Pool #SB0434,
2.00%, 10/1/35	457	421
Pool #SB0571,
2.00%, 10/1/36	905	833
Pool #SB0726,
4.00%, 8/1/37	234	229
Pool #SB0834,
2.50%, 2/1/36	707	670
Pool #SB0955,
5.50%, 8/1/38	54	55
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #SB8045,
2.50%, 5/1/35	$115	$109
Pool #SB8046,
3.00%, 5/1/35	192	184
Pool #SB8057,
2.00%, 8/1/35	412	380
Pool #SB8058,
2.50%, 8/1/35	468	444
Pool #SB8061,
2.00%, 9/1/35	729	672
Pool #SB8067,
1.50%, 9/1/35	192	174
Pool #SB8068,
1.50%, 10/1/35	208	188
Pool #SB8069,
2.00%, 10/1/35	585	539
Pool #SB8073,
1.50%, 11/1/35	270	244
Pool #SB8078,
1.50%, 12/1/35	570	516
Pool #SB8083,
1.50%, 1/1/36	331	300
Pool #SB8092,
1.50%, 3/1/36	598	540
Pool #SB8102,
1.50%, 5/1/36	1,374	1,238
Pool #SB8122,
1.50%, 10/1/36	1,267	1,141
Pool #SB8177,
3.50%, 9/1/37	177	170
Pool #SB8178,
4.00%, 9/1/37	163	160
Pool #SB8182,
3.00%, 10/1/37	253	241
Pool #SB8206,
5.00%, 1/1/38	102	103
Pool #SB8208,
5.50%, 1/1/38	49	50
Pool #SB8233,
4.50%, 6/1/38	162	161
Pool #SB8247,
5.00%, 8/1/38	57	58
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  109 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #SB8332,
4.00%, 10/1/39	$139	$136
Pool #SB8501,
2.00%, 8/1/35	452	417
Pool #SD0163,
3.00%, 12/1/49	497	445
Pool #SD0261,
3.00%, 2/1/50	201	179
Pool #SD0262,
3.50%, 2/1/50	329	308
Pool #SD0410,
2.50%, 8/1/50	1,029	882
Pool #SD0414,
2.50%, 8/1/50	181	155
Pool #SD0467,
2.00%, 12/1/50	491	398
Pool #SD0537,
2.00%, 3/1/51	2,751	2,221
Pool #SD0608,
2.50%, 5/1/51	2,404	2,080
Pool #SD0764,
2.50%, 10/1/51	2,113	1,808
Pool #SD1592,
4.00%, 8/1/52	618	587
Pool #SD1596,
4.00%, 9/1/52	522	498
Pool #SD1855,
5.00%, 9/1/52	458	456
Pool #SD1958,
5.00%, 11/1/52	292	293
Pool #SD2236,
5.50%, 11/1/52	949	957
Pool #SD2258,
5.00%, 1/1/53	556	552
Pool #SD2266,
5.00%, 1/1/53	492	490
Pool #SD2666,
5.00%, 3/1/53	558	556
Pool #SD2693,
6.50%, 4/1/53	459	485
Pool #SD2922,
5.00%, 5/1/53	408	405
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #SD2936,
5.00%, 4/1/53	$313	$313
Pool #SD3074,
5.50%, 5/1/53	732	739
Pool #SD3683,
5.50%, 9/1/53	819	833
Pool #SD3713,
6.50%, 8/1/53	700	736
Pool #SD3714,
6.50%, 8/1/53	419	436
Pool #SD3904,
6.50%, 9/1/53	306	319
Pool #SD3913,
5.50%, 9/1/53	225	228
Pool #SD3990,
5.50%, 9/1/53	786	805
Pool #SD3992,
5.50%, 9/1/53	470	478
Pool #SD4204,
6.50%, 10/1/53	483	507
Pool #SD4262,
6.00%, 11/1/53	516	536
Pool #SD4668,
6.00%, 10/1/53	333	343
Pool #SD4702,
6.50%, 1/1/54	432	453
Pool #SD4869,
6.50%, 2/1/54	531	552
Pool #SD4882,
6.00%, 2/1/54	1,119	1,158
Pool #SD4919,
6.50%, 2/1/54	391	416
Pool #SD5058,
5.50%, 3/1/54	258	263
Pool #SD5316,
6.00%, 4/1/54	667	683
Pool #SD5958,
6.50%, 8/1/54	781	810
Pool #SD6004,
6.00%, 8/1/54	1,645	1,702
Pool #SD7440,
5.00%, 1/1/55	912	909
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 110 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #SD7512,
3.00%, 2/1/50	$415	$373
Pool #SD7536,
2.50%, 2/1/51	4,762	4,086
Pool #SD7539,
2.00%, 4/1/51	325	268
Pool #SD7541,
2.00%, 5/1/51	1,762	1,452
Pool #SD8019,
4.50%, 10/1/49	262	255
Pool #SD8023,
2.50%, 11/1/49	243	207
Pool #SD8029,
2.50%, 12/1/49	272	232
Pool #SD8037,
2.50%, 1/1/50	276	236
Pool #SD8083,
2.50%, 8/1/50	627	532
Pool #SD8090,
2.00%, 9/1/50	1,998	1,628
Pool #SD8097,
2.00%, 8/1/50	1,743	1,421
Pool #SD8104,
1.50%, 11/1/50	3,456	2,680
Pool #SD8112,
1.50%, 12/1/50	1,025	794
Pool #SD8139,
1.50%, 4/1/51	1,966	1,523
Pool #SD8145,
5/1/51(14)	3,154	2,443
Pool #SD8213,
3.00%, 5/1/52	1,336	1,176
Pool #SD8225,
3.00%, 7/1/52	1,624	1,429
Pool #SD8266,
4.50%, 11/1/52	2,143	2,077
Pool #SD8325,
6.00%, 5/1/53	675	693
Pool #SD8331,
5.50%, 6/1/53	510	514
Pool #SD8332,
6.00%, 6/1/53	510	523
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #SD8374,
6.50%, 11/1/53	$231	$239
Pool #SD8386,
7.00%, 12/1/53	168	176
Pool #SD8399,
7.50%, 1/1/54	88	93
Pool #SL0231,
5.00%, 1/1/55	928	922
Pool #SL1560,
5.50%, 6/1/55	910	923
Pool #SL3125,
6.00%, 11/1/55	2,249	2,318
Pool #ZA1036,
4.50%, 2/1/40	54	53
Pool #ZA1159,
3.50%, 4/1/42	158	150
Pool #ZA1165,
3.50%, 4/1/42	249	235
Pool #ZA1254,
3.00%, 10/1/42	749	686
Pool #ZA1334,
3.50%, 7/1/42	85	80
Pool #ZA1361,
3.50%, 5/1/43	123	116
Pool #ZA1375,
4.00%, 9/1/44	70	67
Pool #ZA1378,
3.50%, 10/1/44	113	106
Pool #ZA2773,
2.50%, 8/1/27	13	13
Pool #ZA3862,
2.50%, 5/1/31	139	135
Pool #ZA4194,
3.00%, 4/1/43	173	159
Pool #ZA4214,
3.00%, 5/1/43	273	250
Pool #ZA4715,
4.00%, 9/1/46	449	431
Pool #ZA5107,
4.00%, 11/1/47	125	120
Pool #ZA5642,
4.00%, 9/1/48	114	109
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  111 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #ZA5950,
4.50%, 11/1/48	$329	$321
Pool #ZI6135,
5.00%, 9/1/34	225	228
Pool #ZI6854,
4.50%, 12/1/37	37	37
Pool #ZI7645,
5.00%, 6/1/38	51	52
Pool #ZI8519,
4.50%, 2/1/39	11	11
Pool #ZI9349,
4.50%, 10/1/39	188	185
Pool #ZI9657,
4.50%, 1/1/40	251	248
Pool #ZI9939,
4.50%, 4/1/40	68	67
Pool #ZJ0631,
4.50%, 10/1/40	83	82
Pool #ZJ1046,
4.00%, 1/1/41	126	122
Pool #ZJ1052,
4.00%, 1/1/41	110	106
Pool #ZJ1228,
4.00%, 2/1/41	161	156
Pool #ZJ1359,
4.50%, 3/1/41	83	82
Pool #ZK5468,
2.00%, 5/1/28	92	90
Pool #ZL1714,
4.50%, 7/1/41	115	113
Pool #ZL1806,
4.50%, 8/1/41	320	317
Pool #ZL1922,
4.00%, 9/1/41	35	34
Pool #ZL2350,
3.50%, 11/1/41	56	53
Pool #ZL3211,
3.50%, 6/1/42	234	221
Pool #ZL3551,
3.50%, 8/1/42	341	321
Pool #ZL4709,
3.00%, 1/1/43	251	230
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #ZL5074,
3.00%, 2/1/43	$110	$101
Pool #ZL5915,
3.50%, 5/1/43	505	475
Pool #ZL5927,
3.00%, 5/1/43	135	124
Pool #ZL6381,
3.00%, 6/1/43	241	221
Pool #ZL6467,
3.00%, 7/1/43	186	171
Pool #ZL6920,
3.50%, 8/1/43	69	65
Pool #ZL7780,
4.00%, 2/1/44	182	175
Pool #ZL8709,
4.00%, 11/1/44	54	52
Pool #ZM0489,
4.00%, 11/1/45	138	133
Pool #ZM0617,
3.50%, 12/1/45	173	163
Pool #ZM1194,
3.00%, 6/1/46	215	194
Pool #ZM1933,
3.00%, 10/1/46	243	219
Pool #ZM2167,
3.00%, 11/1/46	394	355
Pool #ZM2286,
3.50%, 12/1/46	638	596
Pool #ZM3525,
3.50%, 6/1/47	93	87
Pool #ZM4305,
3.50%, 9/1/47	338	316
Pool #ZM4711,
4.00%, 11/1/47	538	517
Pool #ZM4736,
3.50%, 11/1/47	132	122
Pool #ZM4908,
3.50%, 11/1/47	250	233
Pool #ZM5133,
3.50%, 12/1/47	110	103
Pool #ZM5397,
3.50%, 1/1/48	182	169
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 112 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #ZM5659,
3.50%, 2/1/48	$207	$193
Pool #ZM5917,
4.00%, 3/1/48	148	142
Pool #ZM6682,
4.50%, 5/1/48	99	98
Pool #ZM7370,
4.00%, 7/1/48	97	92
Pool #ZM7378,
5.00%, 7/1/48	116	116
Pool #ZM7849,
4.00%, 8/1/48	46	44
Pool #ZM8045,
4.00%, 9/1/48	137	132
Pool #ZM8575,
4.50%, 10/1/48	66	65
Pool #ZN1506,
3.50%, 11/1/48	509	475
Pool #ZN3447,
3.50%, 2/1/49	110	102
Pool #ZS0932,
4.50%, 8/1/34	6	6
Pool #ZS1567,
5.00%, 8/1/37	8	8
Pool #ZS2391,
5.00%, 9/1/38	16	16
Pool #ZS2499,
5.00%, 3/1/38	35	35
Pool #ZS2533,
4.50%, 2/1/39	38	38
Pool #ZS2827,
4.50%, 11/1/39	91	90
Pool #ZS3554,
3.50%, 7/1/42	152	143
Pool #ZS3596,
4.00%, 6/1/42	379	366
Pool #ZS4078,
3.50%, 1/1/45	216	203
Pool #ZS4127,
4.50%, 7/1/44	90	88
Pool #ZS4472,
3.50%, 2/1/42	149	141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #ZS4536,
3.50%, 10/1/43	$223	$209
Pool #ZS4584,
3.00%, 9/1/44	86	79
Pool #ZS4600,
4.00%, 1/1/45	228	220
Pool #ZS4607,
3.50%, 3/1/45	295	277
Pool #ZS4617,
3.00%, 6/1/45	153	138
Pool #ZS4618,
3.50%, 6/1/45	238	223
Pool #ZS4621,
3.00%, 7/1/45	368	334
Pool #ZS4627,
4.00%, 8/1/45	77	74
Pool #ZS4629,
3.00%, 9/1/45	468	425
Pool #ZS4630,
3.50%, 9/1/45	160	151
Pool #ZS4634,
4.00%, 10/1/45	95	91
Pool #ZS4639,
4.00%, 11/1/45	96	93
Pool #ZS4642,
3.50%, 12/1/45	330	310
Pool #ZS4655,
3.50%, 3/1/46	162	152
Pool #ZS4667,
3.00%, 6/1/46	234	211
Pool #ZS4671,
3.00%, 8/1/46	530	479
Pool #ZS4677,
3.00%, 9/1/46	147	133
Pool #ZS4703,
3.00%, 2/1/47	155	140
Pool #ZS4722,
3.50%, 6/1/47	145	135
Pool #ZS4730,
3.50%, 8/1/47	55	52
Pool #ZS4740,
4.00%, 10/1/47	260	248
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  113 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #ZS4743,
3.50%, 11/1/47	$362	$336
Pool #ZS4745,
4.50%, 11/1/47	242	238
Pool #ZS4747,
3.50%, 12/1/47	100	93
Pool #ZS4748,
4.00%, 12/1/47	273	261
Pool #ZS4749,
4.50%, 12/1/47	81	80
Pool #ZS4752,
4.00%, 1/1/48	216	207
Pool #ZS4759,
3.50%, 3/1/48	214	200
Pool #ZS4769,
4.00%, 5/1/48	112	107
Pool #ZS4773,
4.50%, 6/1/48	35	35
Pool #ZS4781,
4.50%, 7/1/48	87	85
Pool #ZS4785,
4.00%, 8/1/48	88	84
Pool #ZS8023,
2.00%, 8/1/32	27	26
Pool #ZS8628,
2.00%, 11/1/31	45	43
Pool #ZS8639,
2.00%, 1/1/32	16	15
Pool #ZS9449,
3.50%, 8/1/45	237	223
Pool #ZS9495,
3.50%, 10/1/45	374	352
Pool #ZS9580,
3.50%, 12/1/45	342	321
Pool #ZS9805,
3.00%, 9/1/46	362	327
Pool #ZS9827,
3.00%, 10/1/46	322	291
Pool #ZT0495,
4.50%, 8/1/48	36	35
Pool #ZT0524,
4.50%, 9/1/48	196	193
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac – 6.1%continued
Pool #ZT0712,
4.00%, 10/1/48	$125	$119
Pool #ZT0787,
4.00%, 10/1/48	115	110
Pool #ZT1702,
4.00%, 1/1/49	218	209
Pool #ZT2091,
3.00%, 6/1/34	43	42
Pool RJ4376,
5.50%, 6/1/55	1,398	1,407
Pool SL2010,
6.00%, 8/1/55	1,843	1,897
		183,885
Freddie Mac Gold – 0.1%
Pool #A16753,
5.00%, 11/1/33	20	20
Pool #A17665,
5.00%, 1/1/34	17	17
Pool #A27950,
5.50%, 11/1/34	44	44
Pool #A31136,
5.50%, 1/1/35	69	69
Pool #A39306,
5.50%, 11/1/35	18	18
Pool #A46224,
5.00%, 7/1/35	4	4
Pool #A48104,
5.00%, 1/1/36	19	19
Pool #A57604,
5.00%, 3/1/37	14	14
Pool #A58718,
5.50%, 3/1/37	4	4
Pool #A59081,
5.50%, 4/1/37	21	22
Pool #A61560,
5.50%, 10/1/36	51	53
Pool #A64474,
5.50%, 9/1/37	5	6
Pool #A67116,
7.00%, 10/1/37	12	12
Pool #A68761,
5.50%, 9/1/37	90	93
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 114 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #A69303,
6.00%, 11/1/37	$3	$3
Pool #A73778,
5.00%, 2/1/38	28	28
Pool #A74134,
7.00%, 2/1/38	15	16
Pool #A83008,
5.50%, 11/1/38	76	78
Pool #A91541,
5.00%, 3/1/40	54	55
Pool #C91009,
5.00%, 11/1/26(11)	—	—
Pool #C91247,
5.00%, 4/1/29	12	12
Pool #C91370,
4.50%, 5/1/31	33	33
Pool #C91826,
3.00%, 5/1/35	57	55
Pool #C91858,
3.00%, 12/1/35	59	56
Pool #C91879,
3.00%, 6/1/36	72	69
Pool #C91908,
3.00%, 1/1/37	35	34
Pool #D97564,
5.00%, 1/1/28	24	24
Pool #D99094,
3.00%, 3/1/32	44	43
Pool #E04044,
3.50%, 8/1/27	21	21
Pool #G02064,
5.00%, 2/1/36	28	28
Pool #G02069,
5.50%, 3/1/36	4	4
Pool #G02386,
6.00%, 11/1/36	41	43
Pool #G02391,
6.00%, 11/1/36	1	2
Pool #G02540,
5.00%, 11/1/34	14	14
Pool #G02649,
6.00%, 1/1/37	2	2
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #G02789,
6.00%, 4/1/37	$220	$231
Pool #G02911,
6.00%, 4/1/37	4	4
Pool #G02973,
6.00%, 6/1/37	6	7
Pool #G03121,
5.00%, 6/1/36	27	27
Pool #G03134,
5.50%, 8/1/36	12	12
Pool #G03218,
6.00%, 9/1/37	4	4
Pool #G03351,
6.00%, 9/1/37	11	12
Pool #G03513,
6.00%, 11/1/37	15	16
Pool #G03600,
7.00%, 11/1/37	6	7
Pool #G03737,
6.50%, 11/1/37	80	85
Pool #G03992,
6.00%, 3/1/38	10	11
Pool #G04287,
5.00%, 5/1/38	17	17
Pool #G04459,
5.50%, 6/1/38	23	23
Pool #G04611,
6.00%, 7/1/38	38	40
Pool #G04650,
6.50%, 9/1/38	19	20
Pool #G05733,
5.00%, 11/1/39	74	75
Pool #G05969,
5.00%, 8/1/40	34	34
Pool #G06767,
5.00%, 10/1/41	156	158
Pool #G06947,
6.00%, 5/1/40	53	55
Pool #G08189,
7.00%, 3/1/37	11	11
Pool #G08192,
5.50%, 4/1/37	11	11
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  115 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #G08341,
5.00%, 4/1/39	$186	$188
Pool #G14554,
4.50%, 7/1/26(11)	—	—
Pool #G14891,
3.00%, 10/1/28	25	24
Pool #G15134,
3.00%, 5/1/29	23	22
Pool #G16774,
3.50%, 2/1/34	59	58
Pool #G18438,
2.50%, 6/1/27	15	15
Pool #G18571,
2.50%, 10/1/30	65	63
Pool #G18664,
3.50%, 10/1/32	56	55
Pool #G30327,
4.50%, 1/1/27	1	1
Pool #G67713,
4.00%, 6/1/48	421	403
Pool #J16932,
3.00%, 10/1/26	4	4
Pool #J17055,
3.00%, 11/1/26	5	5
Pool #J17232,
3.00%, 11/1/26	4	4
Pool #J20834,
2.50%, 10/1/27	28	28
Pool #J22069,
2.50%, 1/1/28	9	9
Pool #K90641,
3.50%, 6/1/33	17	17
Pool #V60886,
2.50%, 8/1/30	40	39
Pool #V60902,
2.50%, 8/1/30	33	32
Pool #V61347,
2.50%, 10/1/31	154	148
		2,990
Government National Mortgage Association I – 0.1%
Pool #510835,
5.50%, 2/15/35	6	6
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association I – 0.1%continued
Pool #553463,
3.50%, 1/15/42	$204	$193
Pool #597889,
5.50%, 6/15/33	47	47
Pool #614169,
5.00%, 7/15/33	9	9
Pool #616879,
3.50%, 2/15/42	144	135
Pool #617739,
6.00%, 10/15/37	2	2
Pool #634431,
6.00%, 9/15/34	8	8
Pool #641416,
5.50%, 4/15/35	36	36
Pool #646341,
6.00%, 11/15/36	5	5
Pool #648538,
5.00%, 12/15/35	41	41
Pool #651753,
5.50%, 3/15/36	3	3
Pool #670030,
3.00%, 7/15/45	137	123
Pool #675211,
6.50%, 3/15/38	3	4
Pool #675484,
5.50%, 6/15/38	9	10
Pool #676360,
6.50%, 10/15/37	1	1
Pool #682899,
6.00%, 9/15/40	45	47
Pool #687824,
5.50%, 8/15/38	32	33
Pool #687900,
5.00%, 9/15/38	46	47
Pool #687901,
5.00%, 9/15/38	14	14
Pool #692309,
6.00%, 1/15/39	13	13
Pool #697645,
5.50%, 10/15/38	14	14
Pool #698236,
5.00%, 6/15/39	80	81
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 116 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association I – 0.1%continued
Pool #698336,
4.50%, 5/15/39	$79	$79
Pool #699277,
6.00%, 9/15/38	2	2
Pool #700918,
5.50%, 11/15/38	14	14
Pool #700972,
5.50%, 11/15/38	8	8
Pool #703677,
5.50%, 6/15/39	55	57
Pool #704185,
5.50%, 1/15/39	8	8
Pool #704514,
4.50%, 5/15/39	157	156
Pool #717175,
4.50%, 6/15/39	85	84
Pool #719262,
5.00%, 8/15/40	50	51
Pool #720202,
4.50%, 7/15/39	65	64
Pool #723231,
4.00%, 10/15/39	64	62
Pool #723339,
5.00%, 9/15/39	36	37
Pool #728629,
4.50%, 1/15/40	114	114
Pool #736768,
3.00%, 11/15/42	368	336
Pool #737286,
4.50%, 5/15/40	87	86
Pool #738247,
4.50%, 4/15/41	45	44
Pool #747643,
4.50%, 8/15/40	120	119
Pool #768800,
4.50%, 6/15/41	22	22
Pool #773939,
4.00%, 11/15/41	156	150
Pool #778957,
3.50%, 3/15/42	187	177
Pool #782131,
5.50%, 12/15/36	11	11
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association I – 0.1%continued
Pool #782150,
5.50%, 4/15/37	$15	$16
Pool #782259,
5.00%, 2/15/36	28	29
Pool #782272,
5.50%, 2/15/38	28	29
Pool #782498,
6.00%, 12/15/38	13	13
Pool #782584,
5.00%, 3/15/39	19	19
Pool #782696,
5.00%, 6/15/39	75	76
Pool #782831,
6.00%, 12/15/39	10	10
Pool #783176,
4.00%, 11/15/40	216	207
Pool #783740,
2.50%, 12/15/27	7	7
Pool #AA5391,
3.50%, 6/15/42	12	12
Pool #AA6089,
3.00%, 2/15/43	146	133
Pool #AB2761,
3.50%, 8/15/42	38	36
Pool #AB2891,
3.00%, 9/15/42	52	48
Pool #AD8781,
3.00%, 3/15/43	128	117
Pool #AD9016,
3.00%, 4/15/43	104	95
Pool #AL1763,
3.50%, 1/15/45	53	49
		3,449
Government National Mortgage Association II – 5.3%
Pool #3570,
6.00%, 6/20/34	13	14
Pool #3665,
5.50%, 1/20/35	33	34
Pool #3852,
6.00%, 5/20/36	6	7
Pool #3879,
6.00%, 7/20/36	17	17
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  117 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #3910,
6.00%, 10/20/36	$9	$10
Pool #3994,
5.00%, 6/20/37	6	6
Pool #4018,
6.50%, 8/20/37	23	25
Pool #4026,
5.00%, 9/20/37	7	8
Pool #4027,
5.50%, 9/20/37	4	4
Pool #4040,
6.50%, 10/20/37	5	6
Pool #4098,
5.50%, 3/20/38	28	29
Pool #4116,
6.50%, 4/20/38	11	12
Pool #4170,
6.00%, 6/20/38	22	23
Pool #4194,
5.50%, 7/20/38	50	51
Pool #4243,
5.00%, 9/20/38	12	12
Pool #4244,
5.50%, 9/20/38	15	15
Pool #4245,
6.00%, 9/20/38	8	8
Pool #4269,
6.50%, 10/20/38	11	12
Pool #4290,
5.50%, 11/20/38	10	10
Pool #4344,
6.00%, 1/20/39	17	18
Pool #4345,
6.50%, 1/20/39	12	13
Pool #4425,
5.50%, 4/20/39	28	29
Pool #4559,
5.00%, 10/20/39	61	62
Pool #4561,
6.00%, 10/20/39	34	36
Pool #4617,
4.50%, 1/20/40	18	18
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #4619,
5.50%, 1/20/40	$66	$68
Pool #4713,
4.50%, 6/20/40	52	51
Pool #4747,
5.00%, 7/20/40	46	47
Pool #4923,
4.50%, 1/20/41	47	47
Pool #5050,
4.00%, 5/20/26(11)	—	—
Pool #5081,
4.00%, 6/20/41	79	76
Pool #5082,
4.50%, 6/20/41	78	77
Pool #5114,
4.00%, 7/20/41	290	279
Pool #5141,
5.00%, 8/20/41	44	45
Pool #5175,
4.50%, 9/20/41	46	46
Pool #5202,
3.50%, 10/20/41	122	116
Pool #5203,
4.00%, 10/20/41	72	69
Pool #5232,
3.50%, 11/20/41	228	216
Pool #5264,
5.50%, 12/20/41	5	5
Pool #5280,
4.00%, 1/20/42	84	81
Pool #5304,
3.50%, 2/20/42	86	81
Pool #5317,
5.50%, 2/20/42	38	39
Pool #5331,
3.50%, 3/20/42	135	128
Pool #737602,
4.00%, 11/20/40	106	102
Pool #752757,
4.50%, 11/20/40	150	147
Pool #755677,
4.00%, 12/20/40	61	59
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 118 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #782433,
6.00%, 10/20/38	$31	$32
Pool #784345,
3.50%, 7/20/47	291	277
Pool #AA5970,
3.00%, 1/20/43	400	367
Pool #AA6160,
3.50%, 3/20/43	114	107
Pool #AA6243,
3.50%, 4/20/43	40	37
Pool #AF5097,
4.00%, 8/20/43	348	331
Pool #AJ0645,
3.50%, 7/20/44	88	81
Pool #AJ3643,
4.00%, 10/20/44	238	227
Pool #AO7682,
4.00%, 8/20/45	232	221
Pool #BE9902,
4.50%, 6/20/48	34	34
Pool #MA0022,
3.50%, 4/20/42	133	126
Pool #MA0088,
3.50%, 5/20/42	305	289
Pool #MA0220,
3.50%, 7/20/42	158	149
Pool #MA0318,
3.50%, 8/20/42	296	280
Pool #MA0321,
5.00%, 8/20/42	61	62
Pool #MA0391,
3.00%, 9/20/42	685	628
Pool #MA0392,
3.50%, 9/20/42	131	124
Pool #MA0698,
3.00%, 1/20/43	160	147
Pool #MA0826,
3.00%, 3/20/28	10	10
Pool #MA0850,
2.50%, 3/20/43	66	59
Pool #MA0851,
3.00%, 3/20/43	232	212
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA0934,
3.50%, 4/20/43	$92	$87
Pool #MA1011,
3.00%, 5/20/43	271	248
Pool #MA1012,
3.50%, 5/20/43	248	235
Pool #MA1089,
3.00%, 6/20/43	287	262
Pool #MA1224,
3.50%, 8/20/43	201	191
Pool #MA1285,
3.50%, 9/20/43	119	112
Pool #MA1839,
4.00%, 4/20/44	60	57
Pool #MA1920,
4.00%, 5/20/44	64	61
Pool #MA2224,
4.00%, 9/20/44	361	346
Pool #MA2444,
3.00%, 12/20/44	43	38
Pool #MA2521,
3.50%, 1/20/45	177	167
Pool #MA2522,
4.00%, 1/20/45	77	74
Pool #MA2677,
3.00%, 3/20/45	86	78
Pool #MA2753,
3.00%, 4/20/45	235	214
Pool #MA2754,
3.50%, 4/20/45	95	90
Pool #MA2891,
3.00%, 6/20/45	263	238
Pool #MA2892,
3.50%, 6/20/45	90	85
Pool #MA2960,
3.00%, 7/20/45	216	196
Pool #MA3034,
3.50%, 8/20/45	264	249
Pool #MA3104,
3.00%, 9/20/45	312	283
Pool #MA3106,
4.00%, 9/20/45	227	218
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  119 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA3172,
3.00%, 10/20/45	$57	$52
Pool #MA3174,
4.00%, 10/20/45	127	122
Pool #MA3244,
3.50%, 11/20/45	202	189
Pool #MA3245,
4.00%, 11/20/45	461	442
Pool #MA3310,
3.50%, 12/20/45	751	706
Pool #MA3378,
4.50%, 1/20/46	294	290
Pool #MA3521,
3.50%, 3/20/46	372	349
Pool #MA3522,
4.00%, 3/20/46	107	102
Pool #MA3596,
3.00%, 4/20/46	212	192
Pool #MA3597,
3.50%, 4/20/46	378	355
Pool #MA3662,
3.00%, 5/20/46	355	321
Pool #MA3663,
3.50%, 5/20/46	223	209
Pool #MA3664,
4.00%, 5/20/46	103	99
Pool #MA3735,
3.00%, 6/20/46	426	386
Pool #MA3736,
3.50%, 6/20/46	290	272
Pool #MA3778,
3.00%, 7/20/31	32	31
Pool #MA3802,
3.00%, 7/20/46	504	457
Pool #MA3873,
3.00%, 8/20/46	194	176
Pool #MA3874,
3.50%, 8/20/46	202	191
Pool #MA3936,
3.00%, 9/20/46	442	401
Pool #MA4002,
2.50%, 10/20/46	34	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA4003,
3.00%, 10/20/46	$296	$268
Pool #MA4067,
2.50%, 11/20/46	272	239
Pool #MA4125,
2.50%, 12/20/46	19	16
Pool #MA4196,
3.50%, 1/20/47	306	288
Pool #MA4322,
4.00%, 3/20/47	117	112
Pool #MA4382,
3.50%, 4/20/47	96	90
Pool #MA4509,
3.00%, 6/20/47	466	423
Pool #MA4512,
4.50%, 6/20/47	170	168
Pool #MA4624,
3.00%, 8/20/32	29	28
Pool #MA4652,
3.50%, 8/20/47	399	376
Pool #MA4718,
3.00%, 9/20/47	232	210
Pool #MA4778,
3.50%, 10/20/47	388	362
Pool #MA4838,
4.00%, 11/20/47	54	52
Pool #MA4900,
3.50%, 12/20/47	391	366
Pool #MA4962,
3.50%, 1/20/48	361	338
Pool #MA4963,
4.00%, 1/20/48	133	127
Pool #MA5021,
4.50%, 2/20/48	172	170
Pool #MA5077,
3.50%, 3/20/48	416	390
Pool #MA5137,
4.00%, 4/20/48	56	53
Pool #MA5191,
3.50%, 5/20/48	247	232
Pool #MA5264,
4.00%, 6/20/48	140	133
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 120 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA5265,
4.50%, 6/20/48	$141	$139
Pool #MA5266,
5.00%, 6/20/48	179	180
Pool #MA5330,
4.00%, 7/20/48	186	178
Pool #MA5331,
4.50%, 7/20/48	281	277
Pool #MA5398,
4.00%, 8/20/48	132	126
Pool #MA5399,
4.50%, 8/20/48	140	137
Pool #MA5466,
4.00%, 9/20/48	320	305
Pool #MA5467,
4.50%, 9/20/48	164	162
Pool #MA5528,
4.00%, 10/20/48	184	175
Pool #MA5529,
4.50%, 10/20/48	160	157
Pool #MA5595,
4.00%, 11/20/48	65	62
Pool #MA5653,
5.00%, 12/20/48	206	207
Pool #MA5818,
4.50%, 3/20/49	162	160
Pool #MA5931,
4.00%, 5/20/49	331	314
Pool #MA5985,
3.50%, 6/20/49	347	325
Pool #MA6040,
4.00%, 7/20/49	394	374
Pool #MA6218,
3.00%, 10/20/49	583	524
Pool #MA6310,
3.00%, 12/20/34	27	26
Pool #MA6337,
2.50%, 12/20/49	125	108
Pool #MA6338,
3.00%, 12/20/49	1,326	1,187
Pool #MA6339,
3.50%, 12/20/49	667	621
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA6408,
2.50%, 1/20/50	$331	$287
Pool #MA6409,
3.00%, 1/20/50	381	342
Pool #MA6410,
3.50%, 1/20/50	673	628
Pool #MA6654,
2.00%, 5/20/50	971	806
Pool #MA6655,
2.50%, 5/20/50	273	236
Pool #MA6709,
2.50%, 6/20/50	1,274	1,098
Pool #MA6765,
2.50%, 7/20/50	1,466	1,263
Pool #MA6819,
2.50%, 8/20/50	813	700
Pool #MA6820,
3.00%, 8/20/50	627	562
Pool #MA6865,
2.50%, 9/20/50	636	548
Pool #MA6866,
3.00%, 9/20/50	3,003	2,690
Pool #MA6930,
2.00%, 10/20/50	978	809
Pool #MA6994,
2.00%, 11/20/50	2,173	1,796
Pool #MA6995,
2.50%, 11/20/50	1,014	874
Pool #MA7051,
2.00%, 12/20/50	2,275	1,881
Pool #MA7052,
2.50%, 12/20/50	2,599	2,237
Pool #MA7135,
2.00%, 1/20/51	2,310	1,909
Pool #MA7136,
2.50%, 1/20/51	1,336	1,151
Pool #MA7164,
2.00%, 2/20/36	239	224
Pool #MA7192,
2.00%, 2/20/51	2,701	2,233
Pool #MA7254,
2.00%, 3/20/51	2,987	2,469
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  121 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA7311,
2.00%, 4/20/51	$1,532	$1,266
Pool #MA7312,
2.50%, 4/20/51	1,137	979
Pool #MA7366,
2.00%, 5/20/51	2,319	1,917
Pool #MA7367,
2.50%, 5/20/51	1,765	1,519
Pool #MA7417,
2.00%, 6/20/51	2,731	2,257
Pool #MA7418,
2.50%, 6/20/51	2,768	2,383
Pool #MA7471,
2.00%, 7/20/51	2,488	2,056
Pool #MA7472,
2.50%, 7/20/51	1,910	1,644
Pool #MA7534,
2.50%, 8/20/51	2,922	2,515
Pool #MA7535,
3.00%, 8/20/51	1,585	1,416
Pool #MA7588,
2.00%, 9/20/51	1,356	1,121
Pool #MA7589,
2.50%, 9/20/51	1,984	1,709
Pool #MA7590,
3.00%, 9/20/51	853	762
Pool #MA7647,
1.50%, 10/20/51	358	284
Pool #MA7649,
2.50%, 10/20/51	1,288	1,109
Pool #MA7704,
2.00%, 11/20/51	1,402	1,159
Pool #MA7705,
2.50%, 11/20/51	1,371	1,180
Pool #MA7768,
3.00%, 12/20/51	1,668	1,491
Pool #MA7880,
2.00%, 2/20/52	1,465	1,211
Pool #MA7881,
2.50%, 2/20/52	1,071	922
Pool #MA7883,
3.50%, 2/20/52	1,402	1,298
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA7936,
2.50%, 3/20/52	$2,133	$1,836
Pool #MA7988,
3.00%, 4/20/52	1,438	1,285
Pool #MA7989,
3.50%, 4/20/52	438	405
Pool #MA8148,
3.00%, 7/20/52	1,213	1,085
Pool #MA8151,
4.50%, 7/20/52	1,464	1,426
Pool #MA8199,
3.50%, 8/20/52	810	748
Pool #MA8201,
4.50%, 8/20/52	585	570
Pool #MA8266,
3.50%, 9/20/52	758	700
Pool #MA8267,
4.00%, 9/20/52	1,526	1,444
Pool #MA8268,
4.50%, 9/20/52	742	723
Pool #MA8346,
4.00%, 10/20/52	1,225	1,161
Pool #MA8429,
5.50%, 11/20/52	196	199
Pool #MA8430,
6.00%, 11/20/52	48	49
Pool #MA8487,
3.50%, 12/20/52	863	796
Pool #MA8489,
4.50%, 12/20/52	1,550	1,509
Pool #MA8490,
5.00%, 12/20/52	1,466	1,458
Pool #MA8491,
5.50%, 12/20/52	1,247	1,265
Pool #MA8492,
6.00%, 12/20/52	911	933
Pool #MA8569,
5.00%, 1/20/53	1,443	1,439
Pool #MA8647,
5.00%, 2/20/53	437	436
Pool #MA8723,
4.00%, 3/20/53	1,482	1,401
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 122 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA8945,
4.00%, 6/20/53	$250	$236
Pool #MA8947,
5.00%, 6/20/53	798	795
Pool #MA8948,
5.50%, 6/20/53	698	708
Pool #MA8949,
6.00%, 6/20/53	1,309	1,339
Pool #MA8950,
6.50%, 6/20/53	541	564
Pool #MA9015,
4.50%, 7/20/53	844	819
Pool #MA9016,
5.00%, 7/20/53	1,940	1,929
Pool #MA9017,
5.50%, 7/20/53	1,123	1,137
Pool #MA9104,
4.50%, 8/20/53	854	830
Pool #MA9106,
5.50%, 8/20/53	701	710
Pool #MA9107,
6.00%, 8/20/53	263	269
Pool #MA9240,
5.00%, 10/20/53	689	685
Pool #MA9241,
5.50%, 10/20/53	567	576
Pool #MA9242,
6.00%, 10/20/53	548	558
Pool #MA9243,
6.50%, 10/20/53	196	204
Pool #MA9244,
7.00%, 10/20/53	144	150
Pool #MA9305,
5.50%, 11/20/53	954	967
Pool #MA9306,
6.00%, 11/20/53	383	393
Pool #MA9307,
6.50%, 11/20/53	202	210
Pool #MA9366,
7.50%, 12/20/53	36	37
Pool #MA9424,
6.00%, 1/20/54	244	248
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MA9425,
6.50%, 1/20/54	$436	$453
Pool #MA9426,
7.00%, 1/20/54	202	210
Pool #MA9541,
5.50%, 3/20/54	1,788	1,813
Pool #MA9604,
5.00%, 4/20/54	1,033	1,026
Pool #MA9605,
5.50%, 4/20/54	1,998	2,024
Pool #MA9606,
6.00%, 4/20/54	432	441
Pool #MA9669,
6.00%, 5/20/54	1,076	1,095
Pool #MA9670,
6.50%, 5/20/54	605	629
Pool #MA9906,
5.50%, 9/20/54	1,717	1,735
Pool #MA9907,
6.00%, 9/20/54	1,158	1,179
Pool #MA9908,
6.50%, 9/20/54	484	503
Pool #MA9963,
4.50%, 10/20/54	1,567	1,516
Pool #MB0022,
3.50%, 11/20/54	577	530
Pool #MB0025,
5.00%, 11/20/54	1,917	1,901
Pool #MB0090,
4.50%, 12/20/54	1,316	1,274
Pool #MB0091,
5.00%, 12/20/54	2,290	2,271
Pool #MB0092,
5.50%, 12/20/54	800	807
Pool #MB0204,
5.00%, 2/20/55	300	298
Pool #MB0310,
6.50%, 4/20/55	603	627
Pool #MB0555,
5.00%, 8/20/55	2,558	2,536
Pool #MB0556,
5.50%, 8/20/55	2,936	2,957
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  123 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.6% (12)continued
Government National Mortgage Association II – 5.3%continued
Pool #MB0557,
6.00%, 8/20/55	$1,934	$1,968
Pool #MB0619,
3.50%, 9/20/55	791	726
Pool #MB0685,
5.00%, 10/20/55	495	491
Pool #MB0686,
5.50%, 10/20/55	3,945	3,973
Pool #MB0687,
6.00%, 10/20/55	1,965	2,001
Pool #MB0745,
5.00%, 11/20/55	3,766	3,734
Pool MA8878,
5.00%, 5/20/53	628	625
Pool MA9542,
6.00%, 3/20/54	771	786
Pool MB0366,
5.50%, 5/20/55	2,141	2,157
Pool MB0422,
4.50%, 6/20/55	1,962	1,898
Pool MB0869,
4.00%, 1/20/56	997	935
		159,436
Tennessee Valley Authority – 0.0%
5.25%, 9/15/39	1,050	1,101
Total U.S. Government Agencies
(Cost $802,420)		748,260

U.S. GOVERNMENT OBLIGATIONS – 46.4%
U.S. Treasury Bonds – 9.5%
4.50%, 2/15/36	1,000	1,020
4.75%, 2/15/37	500	518
5.00%, 5/15/37	500	529
4.38%, 2/15/38	600	599
4.50%, 5/15/38	600	604
3.50%, 2/15/39	1,000	902
4.25%, 5/15/39	1,000	971
4.50%, 8/15/39	1,000	990
4.38%, 11/15/39	2,000	1,951
4.63%, 2/15/40	1,500	1,499
4.38%, 5/15/40	1,500	1,457
3.88%, 8/15/40	1,500	1,375
1.38%, 11/15/40	2,000	1,288
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.4%continued
U.S. Treasury Bonds – 9.5%continued
4.25%, 11/15/40	$1,500	$1,430
1.88%, 2/15/41	5,000	3,464
4.75%, 2/15/41	1,500	1,508
2.25%, 5/15/41	3,750	2,732
4.38%, 5/15/41	2,000	1,926
1.75%, 8/15/41	6,000	4,011
3.75%, 8/15/41	1,500	1,338
2.00%, 11/15/41	5,000	3,458
3.13%, 11/15/41	1,000	818
2.38%, 2/15/42	4,000	2,915
3.13%, 2/15/42	1,000	814
3.00%, 5/15/42	1,000	797
3.25%, 5/15/42	3,500	2,884
2.75%, 8/15/42	1,500	1,147
3.38%, 8/15/42	4,530	3,784
2.75%, 11/15/42	2,000	1,521
4.00%, 11/15/42	3,500	3,167
3.13%, 2/15/43	1,500	1,201
3.88%, 2/15/43	3,800	3,377
2.88%, 5/15/43	2,500	1,920
3.88%, 5/15/43	3,000	2,659
3.63%, 8/15/43	2,000	1,708
4.38%, 8/15/43	3,500	3,304
3.75%, 11/15/43	2,000	1,733
4.75%, 11/15/43	3,500	3,458
3.63%, 2/15/44	2,000	1,699
4.50%, 2/15/44	3,500	3,347
3.38%, 5/15/44	1,600	1,308
4.63%, 5/15/44	3,500	3,394
3.13%, 8/15/44	12,500	9,799
4.13%, 8/15/44	4,100	3,720
3.00%, 11/15/44	2,000	1,531
4.63%, 11/15/44	4,260	4,122
2.50%, 2/15/45	3,000	2,104
4.75%, 2/15/45	3,820	3,753
3.00%, 5/15/45	3,300	2,511
5.00%, 5/15/45	4,000	4,052
2.88%, 8/15/45	1,500	1,114
4.88%, 8/15/45	4,170	4,156
3.00%, 11/15/45	1,000	756
4.63%, 11/15/45	4,120	3,974
2.50%, 2/15/46	2,000	1,380
4.63%, 2/15/46†	3,000	2,892
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 124 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.4%continued
U.S. Treasury Bonds – 9.5%continued
2.50%, 5/15/46	$2,000	$1,374
2.25%, 8/15/46	3,000	1,956
2.88%, 11/15/46	1,500	1,096
3.00%, 2/15/47	2,000	1,490
3.00%, 5/15/47	2,000	1,486
2.75%, 8/15/47	2,750	1,946
2.75%, 11/15/47	3,000	2,116
3.00%, 2/15/48	3,000	2,212
3.13%, 5/15/48	4,500	3,386
3.00%, 8/15/48	3,500	2,569
3.38%, 11/15/48	4,000	3,135
3.00%, 2/15/49	4,000	2,921
2.88%, 5/15/49	4,500	3,199
2.25%, 8/15/49	4,500	2,799
2.38%, 11/15/49	3,500	2,230
2.00%, 2/15/50	10,000	5,822
1.25%, 5/15/50	5,000	2,373
1.38%, 8/15/50	6,000	2,934
1.63%, 11/15/50	6,000	3,131
1.88%, 2/15/51	7,300	4,053
2.38%, 5/15/51	8,650	5,411
2.00%, 8/15/51	6,500	3,701
1.88%, 11/15/51	6,700	3,681
2.25%, 2/15/52	5,500	3,315
2.88%, 5/15/52	5,500	3,814
3.00%, 8/15/52	5,000	3,554
4.00%, 11/15/52	5,000	4,296
3.63%, 2/15/53	5,000	4,013
3.63%, 5/15/53	5,000	4,009
4.13%, 8/15/53	6,000	5,262
4.75%, 11/15/53	6,750	6,563
4.25%, 2/15/54	6,000	5,375
4.63%, 5/15/54	6,540	6,236
4.25%, 8/15/54	6,000	5,374
4.50%, 11/15/54	6,000	5,605
4.63%, 2/15/55	6,000	5,723
4.75%, 5/15/55	6,750	6,573
4.75%, 8/15/55	12,000	11,694
4.63%, 11/15/55	6,590	6,297
4.75%, 2/15/56	9,300	9,070
		288,183
U.S. Treasury Notes – 36.9%
4.50%, 4/15/27	5,000	5,038
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.4%continued
U.S. Treasury Notes – 36.9%continued
2.75%, 4/30/27	$5,000	$4,946
3.75%, 4/30/27	5,000	4,998
2.38%, 5/15/27	5,000	4,922
4.50%, 5/15/27	5,000	5,037
0.50%, 5/31/27	5,000	4,812
2.63%, 5/31/27	5,000	4,932
3.88%, 5/31/27	10,000	10,007
4.63%, 6/15/27	5,000	5,047
0.50%, 6/30/27	5,060	4,857
3.25%, 6/30/27	5,000	4,965
3.75%, 6/30/27	6,000	5,995
4.38%, 7/15/27	5,000	5,034
0.38%, 7/31/27	6,400	6,115
2.75%, 7/31/27	5,000	4,930
3.88%, 7/31/27	5,100	5,102
2.25%, 8/15/27	5,000	4,895
3.75%, 8/15/27	5,000	4,994
0.50%, 8/31/27	6,370	6,079
3.13%, 8/31/27	5,000	4,951
3.63%, 8/31/27	7,640	7,617
3.38%, 9/15/27	5,000	4,967
0.38%, 9/30/27	5,110	4,854
3.50%, 9/30/27	7,000	6,966
4.13%, 9/30/27	5,000	5,021
3.88%, 10/15/27	6,400	6,404
0.50%, 10/31/27	5,070	4,812
3.50%, 10/31/27	5,230	5,202
4.13%, 10/31/27	5,000	5,021
2.25%, 11/15/27	5,000	4,876
4.13%, 11/15/27	5,020	5,042
0.63%, 11/30/27	5,000	4,743
3.38%, 11/30/27	7,000	6,948
3.88%, 11/30/27	5,000	5,003
4.00%, 12/15/27	5,000	5,014
0.63%, 12/31/27	5,000	4,731
3.38%, 12/31/27	7,000	6,946
3.88%, 12/31/27	5,000	5,004
4.25%, 1/15/28	5,000	5,035
0.75%, 1/31/28	5,000	4,730
3.50%, 1/31/28	10,000	9,943
2.75%, 2/15/28	5,000	4,904
4.25%, 2/15/28	5,000	5,038
1.13%, 2/29/28	5,000	4,753
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  125 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.4%continued
U.S. Treasury Notes – 36.9%continued
3.38%, 2/29/28	$7,000	$6,945
4.00%, 2/29/28	5,000	5,016
3.88%, 3/15/28	5,000	5,006
1.25%, 3/31/28	5,000	4,755
3.63%, 3/31/28	5,000	4,982
3.88%, 3/31/28	5,000	5,007
3.75%, 4/15/28	5,000	4,993
1.25%, 4/30/28	5,000	4,745
3.50%, 4/30/28	5,000	4,968
2.88%, 5/15/28	7,000	6,867
3.75%, 5/15/28	5,000	4,993
1.25%, 5/31/28	5,500	5,209
3.63%, 5/31/28	5,000	4,980
3.88%, 6/15/28	5,000	5,007
1.25%, 6/30/28	5,120	4,839
4.00%, 6/30/28	5,000	5,021
3.88%, 7/15/28	5,500	5,506
1.00%, 7/31/28	5,110	4,792
4.13%, 7/31/28	5,000	5,034
2.88%, 8/15/28	6,000	5,873
3.63%, 8/15/28	6,000	5,974
1.13%, 8/31/28	5,000	4,691
4.38%, 8/31/28	5,000	5,063
3.38%, 9/15/28	5,000	4,948
1.25%, 9/30/28	5,000	4,696
4.63%, 9/30/28	5,000	5,096
3.50%, 10/15/28	5,000	4,961
1.38%, 10/31/28	5,000	4,702
4.88%, 10/31/28	5,000	5,128
3.13%, 11/15/28	5,000	4,913
3.50%, 11/15/28	5,000	4,960
1.50%, 11/30/28	5,000	4,708
4.38%, 11/30/28	5,000	5,069
3.50%, 12/15/28	5,000	4,959
1.38%, 12/31/28	5,000	4,683
3.75%, 12/31/28	5,000	4,990
3.50%, 1/15/29	5,000	4,957
1.75%, 1/31/29	5,000	4,723
4.00%, 1/31/29	5,000	5,023
2.63%, 2/15/29	5,000	4,838
3.50%, 2/15/29	12,000	11,896
1.88%, 2/28/29	5,000	4,733
4.25%, 2/28/29	5,000	5,057
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.4%continued
U.S. Treasury Notes – 36.9%continued
3.50%, 3/15/29	$14,000	$13,876
2.38%, 3/31/29	5,000	4,796
4.13%, 3/31/29	6,000	6,050
2.88%, 4/30/29	4,000	3,889
4.63%, 4/30/29	8,000	8,181
2.38%, 5/15/29	5,000	4,787
2.75%, 5/31/29	3,500	3,387
4.50%, 5/31/29	7,500	7,645
3.25%, 6/30/29	4,000	3,927
4.25%, 6/30/29	10,000	10,121
2.63%, 7/31/29	3,500	3,366
4.00%, 7/31/29	5,000	5,022
1.63%, 8/15/29	5,000	4,653
3.13%, 8/31/29	5,000	4,882
3.63%, 8/31/29	5,000	4,962
3.50%, 9/30/29	5,000	4,940
3.88%, 9/30/29	5,000	5,000
4.00%, 10/31/29	3,000	3,012
4.13%, 10/31/29	5,000	5,041
1.75%, 11/15/29	3,500	3,253
3.88%, 11/30/29	5,000	4,999
4.13%, 11/30/29	5,000	5,041
3.88%, 12/31/29	1,900	1,899
4.38%, 12/31/29	5,000	5,085
3.50%, 1/31/30	5,000	4,930
4.25%, 1/31/30	5,000	5,063
1.50%, 2/15/30	5,000	4,575
4.00%, 2/28/30	10,000	10,038
3.63%, 3/31/30	1,730	1,712
4.00%, 3/31/30	5,000	5,018
3.50%, 4/30/30	5,000	4,924
3.88%, 4/30/30	12,000	11,987
0.63%, 5/15/30	6,540	5,729
3.75%, 5/31/30	5,000	4,970
4.00%, 5/31/30	5,000	5,017
3.75%, 6/30/30	2,190	2,176
3.88%, 6/30/30	5,800	5,791
3.88%, 7/31/30	5,000	4,992
4.00%, 7/31/30	2,000	2,006
0.63%, 8/15/30	10,000	8,684
3.63%, 8/31/30	5,000	4,939
4.13%, 8/31/30	5,000	5,039
3.63%, 9/30/30	5,000	4,938
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 126 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.4%continued
U.S. Treasury Notes – 36.9%continued
4.63%, 9/30/30	$5,000	$5,142
3.63%, 10/31/30	6,000	5,922
4.88%, 10/31/30	1,340	1,392
0.88%, 11/15/30	12,000	10,459
3.50%, 11/30/30	8,000	7,853
4.38%, 11/30/30	5,000	5,090
3.63%, 12/31/30	8,000	7,891
3.75%, 12/31/30	5,000	4,957
3.75%, 1/31/31	3,500	3,470
4.00%, 1/31/31	5,000	5,010
1.13%, 2/15/31	10,000	8,766
3.50%, 2/28/31	6,000	5,884
4.25%, 2/28/31	5,000	5,065
3.88%, 3/31/31	30,000	29,904
4.13%, 3/31/31	5,000	5,035
4.63%, 4/30/31	5,000	5,148
1.63%, 5/15/31	10,000	8,918
4.63%, 5/31/31	5,000	5,148
4.25%, 6/30/31	5,000	5,063
4.13%, 7/31/31	5,000	5,032
1.25%, 8/15/31	10,000	8,679
3.75%, 8/31/31	5,000	4,938
3.63%, 9/30/31	5,000	4,905
4.13%, 10/31/31	5,000	5,026
1.38%, 11/15/31	10,000	8,672
4.13%, 11/30/31	5,000	5,024
4.50%, 12/31/31	5,000	5,119
4.38%, 1/31/32	5,000	5,085
1.88%, 2/15/32	5,000	4,434
4.13%, 2/29/32	2,500	2,509
4.13%, 3/31/32	5,000	5,018
4.00%, 4/30/32	6,500	6,476
2.88%, 5/15/32	5,000	4,676
4.13%, 5/31/32	5,000	5,013
4.00%, 6/30/32	5,000	4,977
4.00%, 7/31/32	5,000	4,975
2.75%, 8/15/32	5,000	4,624
3.88%, 8/31/32	3,500	3,456
3.88%, 9/30/32	5,000	4,935
3.75%, 10/31/32	5,000	4,896
4.13%, 11/15/32	8,000	8,003
3.75%, 11/30/32	5,000	4,894
3.88%, 12/31/32	5,000	4,928
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.4%continued
U.S. Treasury Notes – 36.9%continued
4.00%, 1/31/33	$2,500	$2,481
3.50%, 2/15/33	5,000	4,811
3.75%, 2/28/33	7,000	6,840
4.25%, 3/31/33	13,500	13,593
3.38%, 5/15/33	10,000	9,526
3.88%, 8/15/33	10,000	9,817
4.50%, 11/15/33	10,000	10,207
4.00%, 2/15/34	10,000	9,864
4.38%, 5/15/34	10,000	10,105
3.88%, 8/15/34	15,000	14,619
4.25%, 11/15/34	18,000	17,995
4.63%, 2/15/35	14,000	14,364
4.25%, 5/15/35	11,000	10,971
4.25%, 8/15/35	15,000	14,944
4.00%, 11/15/35	11,000	10,730
4.13%, 2/15/36	4,000	3,938
		1,124,094
Total U.S. Government Obligations
(Cost $1,464,109)		1,412,277

MUNICIPAL BONDS – 0.4%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	106
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	112	126
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	168
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,057
7.63%, 3/1/40	405	482
7.60%, 11/1/40	100	120
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  127 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
California – 0.1%continued
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	$300	$314
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	167
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	102
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	83
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(7)	500	408
		3,027
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	320
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	92	99
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	63	68
7.06%, 4/1/57	279	308
		475
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	263	293
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	135	143
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
Illinois – 0.1%continued
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	$615	$627
		1,063
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	250
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	103
		353
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	102
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	221
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	221
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	148
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	148
		517
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	70	81
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 128 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
New York – 0.1%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	$200	$200
5.72%, 6/15/42	250	250
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	101
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	11	12
New York State Dormitory Authority State Personal Income TRB, Build America Bonds, Unrefunded Balance,
5.63%, 3/15/39	70	72
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	65	67
New York Taxable Sustainable G.O. Unlimited Bonds, Series E2,
5.39%, 10/1/55	400	385
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	366
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	209
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	232
		1,975
Ohio – 0.0%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	210
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
Ohio – 0.0%continued
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	$300	$374
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	200	164
		748
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	193	195
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	107
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	166
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	204
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	137
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	187	192
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	305
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	94
		1,098
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  129 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	$300	$172
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	81
Total Municipal Bonds
(Cost $10,619)		10,560

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.8%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(15) (16) (17)	25,054,343	$25,054
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(15) (16)	120,267,574	120,268
Total Investment Companies
(Cost $145,322)		145,322

Total Investments – 103.5%
(Cost $3,286,570)		3,148,616
Liabilities less Other Assets – (3.5%)		(105,826)
NET ASSETS – 100.0%		$3,042,790

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately $7,899,000 or 0.3% of net assets.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)	Investment in affiliate.
(9)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(10)	Zero coupon bond.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(13)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(14)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of March 31, 2026 is disclosed.
(17)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 130 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$10,795	$—	$10,795
Commercial Mortgage-Backed Securities	—	19,358	—	19,358
Corporate Bonds(1)	—	628,152	—	628,152
Foreign Issuer Bonds(1)	—	173,892	—	173,892
U.S. Government Agencies(1)	—	748,260	—	748,260
U.S. Government Obligations(1)	—	1,412,277	—	1,412,277
Municipal Bonds(1)	—	10,560	—	10,560
Investment Companies	145,322	—	—	145,322
Total Investments	$145,322	$3,003,294	$—	$3,148,616

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Nasdaq, Inc.	$306	$—	$—	$(5)	$301	300,000	$18
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	238,936	213,882	—	25,054	25,054,343	190 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	41,789	602,033	523,554	—	120,268	120,267,574	2,634
Total	$42,095	$840,969	$737,436	$(5)	$145,623	145,621,917	$2,842

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  131 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.2%
California – 96.2%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$2,000	$2,037
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,006
Alum Rock Union Elementary School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 8/1/33	1,750	2,027
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,752
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
5.00%, 4/1/32	795	910
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,493
California Community Choice Financing Authority Clean Energy Project Sustainable Variable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32	725	773
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
4.00%, 12/1/27(1) (2)	1,400	1,416
5.25%, 4/1/30(1) (2)	1,215	1,282
5.00%, 12/1/32(1) (2)	3,250	3,318
5.00%, 8/1/33(1) (2)	2,000	2,164
5.00%, 10/1/33(1) (2)	2,000	2,085
5.00%, 7/1/34(1) (2)	2,000	2,019
5.00%, 5/1/35(1) (2)	1,000	1,071
5.00%, 3/1/36	1,000	1,038
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	2,320	2,455
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	$750	$785
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	2,720	2,913
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,872	1,884
California PFA Revenue Refunding Bonds, Series A, PIH Health,
5.00%, 6/1/32	1,500	1,641
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	742
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	1,500	1,542
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/43	610	665
5.00%, 11/1/44	700	756
California State Educational Facilities Authority Revenue Refunding Bonds, University of the Pacific,
5.00%, 11/1/35	750	862
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project ,
5.00%, 11/1/32	2,875	3,299
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,344
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 132 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
California State Enterprise Development Authority Revenue Refunding Bonds, Series A, Milken Community School Project,
5.00%, 7/1/33	$550	$605
California State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/30(3)	25	28
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 11/1/32	1,515	1,657
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,500	2,844
5.00%, 8/1/34	2,000	2,296
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,016
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/35	2,500	2,762
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	251
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/33	700	804
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Stanford Health Care,
5.00%, 8/15/33	690	808
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	1,855	2,069
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	2,000	2,202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	$1,350	$1,486
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Rady Children's Health,
5/1/34(1) (4)	2,000	2,258
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/29	2,045	2,170
5.00%, 11/1/33	200	220
California State Infrastructure & Economic Development Bank Revenue Bonds, California Science Center Phase III Project,
5.00%, 11/1/31	1,500	1,670
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,042
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,844
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,222	2,800
California State Municipal Finance Authority Revenue Bonds, Gateways Hospital and Mental Health Centers,
5.00%, 9/1/41	635	648
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	768
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  133 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	$2,245	$2,346
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	358
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Project,
9/1/29(4)	1,250	1,348
California State Public Works Board Lease Revenue Bonds, Series C, Various Capital Projects,
5.00%, 11/1/35	405	466
5.00%, 11/1/39	500	557
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,664
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/32	3,500	3,928
California State Statewide Communities Development Authority Special Assessment Revenue Refunding Bonds, Statewide Community Infrastructure (AG Insured),
5.00%, 9/2/34	300	341
5.00%, 9/2/35	275	314
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	4,630	4,988
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	4,560	4,718
5.25%, 10/1/39	1,500	1,502
California Statewide Communities Development Authority Revenue Bonds, Kaiser Foundation Hospitals,
5.00%, 10/1/35	2,000	2,254
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
California Statewide Communities Development Authority Revenue Bonds, Odd Fellows Home of California Project (California Mortgage Insured),
4/1/45(4)	$265	$281
Central Valley Energy Authority Commodity Supply Revenue Bonds,
5.00%, 8/1/34	500	526
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	792
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,360
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	1,230	1,414
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series D, Election of 2016,
5.00%, 8/1/32	750	861
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,023
Fontana PFA Lease Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	425	488
5.00%, 11/1/37	450	522
Garden Grove PFA Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	580	663
Garden Grove PFS Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	324
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	996
2.53%, 6/1/28	1,500	1,442
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 134 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
Hayward Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/33	$3,750	$4,332
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,514
Inglewood Joint Powers Authority Lease Revenue Bonds, Inglewood Main Library Renovation (BAM Insured),
5.00%, 8/1/40	1,070	1,204
Irvine Unified School District Special Refunding Tax Refunding Bonds, Community Facilities District No. 01-1 (BAM Insured),
5.00%, 9/1/32	1,400	1,582
Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series C, Measure Z, Election of 2020,
5.00%, 8/1/34	300	354
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/33	1,750	2,003
Long Beach Community College District G.O. Unlimited Bonds, Series E,
5.00%, 8/1/52	2,000	2,094
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,328
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,032
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/33	700	786
Los Alamitos Unified School District COPS, Capital Projects,
5.95%, 8/1/34	1,100	1,208
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	$1,665	$1,669
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series J,
5.00%, 12/1/43	1,750	1,950
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,538
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,093
5.00%, 5/15/44	1,500	1,526
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,102
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/35	1,850	2,080
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/29	500	531
5.00%, 7/1/34	1,500	1,682
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/33	4,210	4,692
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,891
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment & Real Property,
5.00%, 5/1/30	600	656
5.00%, 5/1/34	750	862
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  135 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/40	$1,000	$1,114
Los Angeles Special Tax Refunding Bonds, Community Facilities District No. 4 Playa Vista (AG Insured),
5.00%, 9/1/30	775	850
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	198
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008 (BAM-TCRS Insured),
5.00%, 7/1/31	1,500	1,565
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	3,500	4,045
Menifee Community Facilities District Special Tax Bonds, McCall,
3.00%, 9/1/42	385	302
4.00%, 9/1/51	1,000	824
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	2,920	3,189
Moreland School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/32	1,300	1,495
Morongo Unified School District G.O. Unlimited Bonds, Election of 2024,
5.00%, 8/1/41	375	417
Mount Diablo Unified School District COPS (AG Insured),
5.00%, 9/1/32	400	455
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	750	864
Natomas Unified School District G.O. Unlimited Bonds (AG Insured),
3.00%, 8/1/39	1,655	1,460
3.00%, 8/1/40	2,000	1,716
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
Northern California Energy Authority Commodity Supply Revenue Refunding Bonds,
5.00%, 8/1/30(1) (2)	$2,000	$2,130
Oakland Unified School District Alameda County, G.O. Unlimited Bonds, Series A, Election of 2020,
8/1/28(4)	2,000	2,109
Ontario PFA Lease Revenue Bonds, Series A,
5.00%, 11/1/32	300	346
5.00%, 11/1/33	475	554
Ontario Public Financing Authority Taxable Lease Revenue Bonds, Series A,
4.57%, 10/1/34	500	497
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,049
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,950
Peralta Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,150	2,506
Placentia-Yorba Linda Unified School District Refunding COPS,
5.00%, 10/1/32	1,000	1,136
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,500	1,715
Redding Joint Powers Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 6/1/55	2,250	2,305
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County,
3.00%, 7/1/30	2,295	2,296
Rialto Unified School District COPS, Kitchen & Meeting (BAM Insured),
5.00%, 9/1/31	270	302
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 136 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
River Islands PFA Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/46	$575	$610
Sacramento City Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/34	1,295	1,504
5.00%, 8/1/35	845	988
Sacramento County Airport System Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	325	355
Sacramento County Special Tax Refunding Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,025
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/37	1,000	1,020
San Diego County Regional Airport Authority Senior Revenue Bonds, (AMT), Private Activity,
5.00%, 7/1/36	1,100	1,216
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A,
5.00%, 10/15/38	1,500	1,751
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT),
5.25%, 5/1/41	1,000	1,084
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	1,000	1,074
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	389
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
San Francisco City & County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Mission Bay South Redevelopment (AG Insured),
5.00%, 8/1/31	$1,150	$1,286
5.00%, 8/1/32	1,420	1,610
San Francisco City & County Refunding COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,450
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,487
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	1,001
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,500	1,633
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election of 2016 (BAM Insured),
5.00%, 8/1/32	560	592
San Mateo Union High School District G.O. Unlimited Refunding Bonds,
9/1/35(4)	600	712
Santa Cruz County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Series B (BAM Insured),
5.00%, 9/1/32	560	638
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AG Insured), Prerefunded,
5.00%, 8/1/26(3)	1,145	1,150
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AG Insured),
5.00%, 8/1/43	1,000	1,004
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  137 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds, Series A (AG Insured),
5.00%, 12/1/35	$360	$421
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
5.00%, 7/1/35	1,000	1,088
Sutter Butte Flood Control Agency Special Assessment Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/35	500	577
Temecula Valley Unified School District Financing Authority Special Tax Revenue Refunding Bonds (BAM Insured),
5.00%, 9/1/32	670	760
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	487
5.00%, 10/1/34	600	620
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series A (AG Insured),
8/1/34(4)	1,500	1,763
University of California Revenue Bonds, Series CD,
5.00%, 5/15/36	3,000	3,456
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	3,000	3,331
University of California Revenue Refunding Bonds, Series CE,
5.00%, 11/15/36	2,250	2,595
Val Verde Unified School District Special Tax Refunding Bonds,
5.00%, 9/1/32	245	281
Vista Joint Powers Financing Authority Revenue Refunding Bonds, Series A,
5.00%, 5/1/33	900	1,045
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
California – 96.2%continued
West Contra Costa Unified School District G.O. Unlimited Bonds, Series B, Election of 2020 (BAM Insured),
5.00%, 8/1/31	$235	$265
		242,482
Total Municipal Bonds
(Cost $249,582)		242,482

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	3,880,270	$3,880
Total Investment Companies
(Cost $3,880)		3,880

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 4.4%
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, Series A (Barclays Bank PLC LOC),
1.25%, 4/1/26(7)	$3,000	$3,000
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, Series B (Barclays Bank PLC LOC),
1.25%, 4/1/26(7)	3,650	3,650
California State Floating Rate G.O. Unlimited Bonds, Series A-1 (Barclays Bank PLC LOC),
1.25%, 4/1/26(8)	3,500	3,500
University of California Variable Revenue Bonds, Series BY-1,
1.75%, 4/7/26(7)	1,000	1,000
Total Short-Term Investments
(Cost $11,150)		11,150

Total Investments – 102.2%
(Cost $264,612)		257,512
Liabilities less Other Assets – (2.2%)		(5,454)
NET ASSETS – 100.0%		$252,058

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2026 is disclosed.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 138 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of March 31, 2026 is disclosed.
(7)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(8)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CD - Certificate of Deposit

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

LOC - Letter of Credit

MFH - Multi-Family Housing

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$242,482	$—	$242,482
Investment Companies	3,880	—	—	3,880
Short-Term Investments	—	11,150	—	11,150
Total Investments	$3,880	$253,632	$—	$257,512
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,563	$116,200	$117,883	$3,880	3,880,270	$183
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  139 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.8%
California – 96.8%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$509
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
4.00%, 12/1/27(1) (2)	600	607
5.25%, 4/1/30(1) (2)	500	528
5.00%, 12/1/32(1) (2)	1,750	1,787
5.00%, 8/1/33(1) (2)	1,500	1,623
5.00%, 10/1/33(1) (2)	1,000	1,043
5.00%, 3/1/36	500	519
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	1,385	1,466
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	500	536
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	885
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	328
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,152	1,134
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	468	471
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	600	408
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	$750	$771
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/55	1,500	1,545
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project ,
5.00%, 11/1/32	905	1,038
California State Enterprise Development Authority Revenue Refunding Bonds, Series A, Milken Community School Project,
5.00%, 7/1/33	500	550
California State G.O. Unlimited Bonds,
5.00%, 3/1/55	1,000	1,042
California State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/31	730	801
5.00%, 9/1/42	1,000	1,077
5.00%, 8/1/45	2,000	2,158
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/35	1,300	1,436
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	1,844
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/34	800	925
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	225	251
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 140 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	$1,000	$1,101
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Rady Children's Health,
5/1/31(1) (3)	1,500	1,645
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/44	625	635
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(1) (2)	3,500	3,467
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	2,000	1,896
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	208
California State Municipal Finance Authority Revenue Bonds, Gateways Hospital and Mental Health Centers,
5.00%, 9/1/46	675	674
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/49	1,000	724
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	515
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,035
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	$175	$157
California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Project,
9/1/29(3)	750	809
California State Public Works Board Lease Revenue Bonds, Series C, Various Capital Projects,
5.00%, 11/1/50	1,000	1,048
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/27	1,750	1,811
California State Statewide Communities Development Authority Special Assessment Refunding Bonds, Statewide Community Infrastructure,
5.00%, 9/2/28	270	284
5.00%, 9/2/29	200	214
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	500	539
3.00%, 5/15/51	500	365
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	1,000	1,035
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	2,000	2,018
California Statewide Communities Development Authority Revenue Bonds, Odd Fellows Home of California Project (California Mortgage Insured),
4/1/47(3)	300	312
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	460
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  141 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
Central Valley Energy Authority Commodity Supply Revenue Bonds,
5.00%, 8/1/30	$500	$525
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	392
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,330
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	237
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,508
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/34	1,000	1,155
Long Beach Community College District G.O. Unlimited Bonds, Series E,
5.00%, 8/1/52	1,000	1,047
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/34	700	792
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
4.00%, 8/1/39	2,915	2,915
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,063
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series J,
5.25%, 12/1/50	1,500	1,603
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series H,
5.25%, 12/1/41	1,000	1,138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	$1,000	$1,048
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,048
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	509
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	509
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,045
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	508
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/29	1,250	1,328
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	485
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	551
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment & Real Property,
5.00%, 5/1/28	750	789
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/55	1,000	1,026
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 142 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	$1,000	$803
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,497
Menifee Community Facilities District Special Tax Bonds, McCall,
3.00%, 9/1/42	165	130
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,151
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	1,000	1,092
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,046
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,220
Mount Diablo Unified School District COPS (AG Insured),
5.00%, 9/1/29	600	650
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/34	750	885
Mountain View Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	502
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(4)	7,000	5,587
Northern California Energy Authority Commodity Supply Revenue Refunding Bonds,
5.00%, 8/1/30(1) (2)	775	825
Oakland G.O. Unlimited Bonds, Series B-1, Measure U,
5.00%, 7/15/55	750	772
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
Oakland Unified School District Alameda County, G.O. Unlimited Bonds, Series A, Election of 2020,
8/1/28(3)	$1,065	$1,123
Ontario PFA Lease Revenue Bonds, Series A,
5.00%, 11/1/34	450	529
Pasadena Unified School District G.O. Unlimited Bonds, Series D, Election of 2020,
5.25%, 8/1/47	1,000	1,088
Redding Joint Powers Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 6/1/55	1,250	1,280
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,278
River Islands PFA Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/52	515	534
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	676
Sacramento City Unified School District G.O. Unlimited Bonds, Series C, Measure H, Election of 2020 (AG Insured),
5.00%, 8/1/43	1,330	1,469
Sacramento County Airport System Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	300	328
Sacramento County Special Tax Refunding Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,055
San Carlos School District G.O. Unlimited Refunding Bonds,
5.00%, 10/1/41	400	444
San Diego Community College District G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/55	1,500	1,565
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  143 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	$1,500	$1,510
5.00%, 5/1/49	1,000	1,002
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,012
5.00%, 5/1/50	1,500	1,502
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	1,170	1,257
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	438
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	1,015
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 11/1/32	205	236
San Francisco City & County Refunding COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,050
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	500
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	806
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	513
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	$1,000	$1,089
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	500	549
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,364
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,072
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	300	311
4.00%, 6/1/34	330	339
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	845
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds, Series A (AG Insured),
5.00%, 12/1/43	500	548
Sutter Butte Flood Control Agency Special Assessment Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/38	750	846
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	698
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,004
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	862
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 144 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 96.8%continued
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
8/1/28(3)	$1,000	$1,059
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	85	89
University of California Revenue Bonds, Series CD,
5.25%, 5/15/40	600	709
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/35	1,000	1,120
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	1,936
University of California Revenue Refunding Bonds, Series CE,
5.00%, 11/15/36	1,000	1,153
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,531
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,155
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	685
		127,119
Total Municipal Bonds
(Cost $133,039)		127,119

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(5) (6)	2,432,909	$2,433
Total Investment Companies
(Cost $2,433)		2,433

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.8%
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, Series A (Barclays Bank PLC LOC),
1.25%, 4/1/26(7)	$2,500	$2,500
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, Series B (Barclays Bank PLC LOC),
1.25%, 4/1/26(7)	1,000	1,000
California State Floating Rate G.O. Unlimited Bonds, Series A-1 (Barclays Bank PLC LOC),
1.25%, 4/1/26(8)	1,500	1,500
Total Short-Term Investments
(Cost $5,000)		5,000

Total Investments – 102.5%
(Cost $140,472)		134,552
Liabilities less Other Assets – (2.5%)		(3,235)
NET ASSETS – 100.0%		$131,317

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2026 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(4)	Zero coupon bond.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of March 31, 2026 is disclosed.
(7)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(8)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  145 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued	March 31, 2026

G.O. - General Obligation

LOC - Letter of Credit

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$127,119	$—	$127,119
Investment Companies	2,433	—	—	2,433
Short-Term Investments	—	5,000	—	5,000
Total Investments	$2,433	$132,119	$—	$134,552
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,723	$60,599	$60,889	$2,433	2,432,909	$85
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 146 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

CORE BOND FUND	March 31, 2026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 22.2%
Auto Loan – 8.4%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$400	$407
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	192	193
Drive Auto Receivables Trust, Series 2024-2, Class A3
4.50%, 9/15/28	1,426	1,426
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	185	187
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	180	182
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	55	55
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	152
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	77	78
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	92	93
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class D
6.52%, 1/25/35(1)	653	646
Research-Driven Pagaya Motor Trust, Series 2025-5A, Class B
5.23%, 6/26/34(1)	300	300
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	700	698
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	270	270
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	549	554
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	570	577
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 22.2%continued
Auto Loan – 8.4%continued
Santander Drive Auto Receivables Trust, Series 2026-1, Class D
4.75%, 4/15/32	$890	$877
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	190	191
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	500	502
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	100	101
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	200	202
		7,691
Credit Card – 0.1%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	77	78
Other – 7.4%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	209	214
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	66	67
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	200	200
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	28	28
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	247	248
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	561	506
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	202	184
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	297	283
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  147 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 22.2%continued
Other – 7.4%continued
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	$135	$135
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	610	610
Pagaya AI Debt Grantor Trust, Series 2024-PT1, Class D
6.26%, 2/16/32(1)	249	250
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	280	281
PK Alift Loan Funding 8 LP, Series 2026-1, Class C
5.00%, 9/15/43(1)	1,380	1,362
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A2
(Step to 6.22% on 11/25/29), 5.22%, 9/25/55(1) (2)	730	724
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A3
(Step to 6.37% on 11/25/29), 5.37%, 9/25/55(1) (2)	500	495
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A3
(Step to 6.35% on 2/25/30), 5.35%, 1/1/56(1) (2)	630	623
Sotheby's Artfi Master Trust, Series 2026-1A, Class A1
4.80%, 6/20/33(1)	119	119
Sotheby's Artfi Master Trust, Series 2026-1A, Class B
4.90%, 6/20/33(1)	204	203
Sotheby's Artfi Master Trust, Series 2026-1A, Class C
5.00%, 6/20/33(1)	169	169
		6,701
Whole Loan – 6.3%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.70% on 12/25/26), 4.75%, 9/26/67(1) (2)	202	201
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.61% on 4/25/28), 6.20%, 1/25/69(1) (2)	423	426
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 22.2%continued
Whole Loan – 6.3%continued
Chase Home Lending Mortgage Trust, Series 2023-1, Class B3
6.31%, 6/25/54(1) (3)	$336	$331
Colt Mortgage Loan Trust, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	223	223
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	252	219
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	169	166
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (2)	239	237
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	247	205
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.51% on 10/25/27), 6.84%, 4/25/63(1) (2)	230	231
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.51% on 10/25/27), 7.30%, 4/25/63(1) (2)	49	49
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	122	123
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	178	180
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	402	406
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	602	597
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	508	510
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 148 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 22.2%continued
Whole Loan – 6.3%continued
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class A3
(Step to 6.76% on 8/25/29), 5.76%, 7/25/65(1) (2)	$418	$418
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A3
(Step to 6.47% on 10/25/29), 5.47%, 8/25/65(1) (2)	137	136
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1
5.14%, 11/25/65(1) (3)	213	213
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A3
(Step to 6.44% on 11/25/29), 5.44%, 11/25/65(1) (2)	102	102
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class M1
5.86%, 2/25/66(1) (3)	139	138
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	77	75
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	528	501
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	61	58
		5,745
Total Asset-Backed Securities
(Cost $20,265)		20,215

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.1%
Non Agency – 6.1%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	250	222
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	210	218
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	269
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	352	362
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (3)	120	123
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%continued
Non Agency – 6.1%continued
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	$163	$161
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	800	847
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	260	264
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A
2.84%, 8/10/38(1)	280	278
LV Trust, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	135	137
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.26%, 10/15/42(1) (3)	130	131
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	79
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	92	92
MSRW Pass-Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	591	585
MSRW Pass-Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	300	296
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1)	300	301
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	90	90
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	1,100	1,123
		5,578
Total Commercial Mortgage-Backed Securities
(Cost $5,551)		5,578

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  149 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 15.6%
Aerospace & Defense – 1.3%
Boeing (The) Co.,
6.53%, 5/1/34	$200	$218
General Dynamics Corp.,
2.25%, 6/1/31	105	95
Honeywell Aerospace, Inc.,
5.73%, 3/16/56(1)	925	914
		1,227
Asset Management – 1.9%
Affiliated Managers Group, Inc.,
5.50%, 2/15/36	235	231
Apollo Debt Solutions BDC,
5.70%, 1/23/31(1)	175	171
Apollo Global Management, Inc.,
5.70%, 3/30/36	300	300
Ares Capital Corp.,
5.95%, 7/15/29	135	136
Blackstone Private Credit Fund,
5.95%, 7/16/29	135	133
5.25%, 4/1/30	125	119
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	400	410
Citadel L.P.,
6.38%, 1/23/32(1)	190	197
		1,697
Automotive – 0.9%
Ford Motor Credit Co. LLC,
5.87%, 10/31/35	890	855
Banking – 2.1%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29(4)	165	170
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28(4)	131	129
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31(4)	58	57
Citizens Bank N.A.,
(Variable, U.S. SOFR + 0.70%), 4.19%, 1/29/29(4)	400	398
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30(4)	700	721
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Banking – 2.1%continued
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28(4)	$159	$155
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30(4)	300	305
		1,935
Beverages – 0.0%
Constellation Brands, Inc.,
2.88%, 5/1/30	19	18
Commercial Support Services – 0.4%
Block Financial LLC,
5.38%, 9/15/32	400	388
Construction Materials – 0.4%
Carlisle Cos., Inc.,
5.55%, 9/15/40	80	79
Vulcan Materials Co.,
5.35%, 12/1/34	250	254
		333
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
5.80%, 3/13/56	290	290
Electric Utilities – 0.8%
Ameren Corp.,
3.50%, 1/15/31	43	41
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	55	48
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	2	2
Constellation Energy Generation LLC,
3.90%, 1/8/28	190	188
Duke Energy Progress LLC,
3.40%, 4/1/32	64	60
5.25%, 3/15/33	98	101
PacifiCorp,
5.45%, 2/15/34	105	105
Public Service Co. of Colorado,
5.15%, 9/15/35	135	134
Virginia Electric and Power Co.,
2.40%, 3/30/32	42	37
		716
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 150 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Electrical Equipment – 0.4%
Hubbell, Inc.,
2.30%, 3/15/31	$80	$73
Vertiv Holdings Co.,
5.80%, 3/15/56	300	288
		361
Food – 0.1%
Tyson Foods, Inc.,
4.35%, 3/1/29	47	47
Health Care Facilities & Services – 0.6%
Cencora, Inc.,
4.25%, 11/15/30	110	108
2.70%, 3/15/31	122	111
CVS Health Corp.,
5.45%, 9/15/35	200	201
HCA, Inc.,
4.90%, 11/15/35	95	92
		512
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	2	2
Institutional Financial Services – 0.8%
LPL Holdings, Inc.,
5.75%, 6/15/35	140	140
Morgan Stanley,
(Variable, U.S. SOFR + 1.78%), 5.90%, 3/13/47(4)	600	597
		737
Insurance – 0.5%
New York Life Global Funding,
4.40%, 4/25/28(1)	440	441
Internet Media & Services – 1.4%
Alphabet, Inc.,
4.80%, 2/15/36	116	116
Beignet Investor LLC,
6.58%, 5/30/49(1)	175	180
Expedia Group, Inc.,
5.40%, 2/15/35	955	947
		1,243
Oil & Gas Supply Chain – 0.2%
Targa Resources Corp.,
4.95%, 4/15/52	250	209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Real Estate Investment Trusts – 0.3%
Boston Properties L.P.,
2.55%, 4/1/32	$19	$16
Essex Portfolio L.P.,
2.65%, 3/15/32	41	36
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	18	17
Store Capital LLC,
5.40%, 4/30/30	230	231
		300
Real Estate Services – 0.1%
CBRE Services, Inc.,
4.90%, 1/15/33	125	123
Retail - Discretionary – 0.0%
Tractor Supply Co.,
1.75%, 11/1/30	23	20
Semiconductors – 0.7%
Broadcom, Inc.,
4.60%, 1/15/33	345	340
4.80%, 10/15/34	60	59
Foundry JV Holdco LLC,
6.30%, 1/25/39(1)	225	234
KLA Corp.,
5.65%, 11/1/34	46	48
		681
Software – 1.8%
Oracle Corp.,
4.45%, 9/26/30	430	414
6.00%, 8/3/55	450	377
Salesforce, Inc.,
4.90%, 9/15/31	800	799
VMware LLC,
1.80%, 8/15/28	42	40
		1,630
Specialty Finance – 0.2%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	42	39
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30(4)	120	122
		161
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  151 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Technology Hardware – 0.3%
Jabil, Inc.,
4.75%, 2/1/33	$230	$224
Motorola Solutions, Inc.,
2.30%, 11/15/30	19	17
		241
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	52	46
Transportation & Logistics – 0.0%
Union Pacific Corp.,
2.38%, 5/20/31(5)	1	—
Total Corporate Bonds
(Cost $14,419)		14,213

FOREIGN ISSUER BONDS – 4.7%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	70	71
Banking – 2.4%
Banco Bilbao Vizcaya Argentaria S.A.,
4.15%, 3/3/29	400	395
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28(4)	200	202
(Variable, U.S. SOFR + 1.83%), 5.86%, 8/11/46(4)	30	30
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29(1) (4)	200	204
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28(4)	250	246
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.20%), 6.48%, 6/1/34(4)	200	208
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(4)	200	198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 4.7% continued
Banking – 2.4%continued
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.95%), 7.13%, 1/19/55(1) (4)	$69	$70
Toronto-Dominion Bank (The),
3.91%, 1/13/28	675	670
		2,223
Beverages – 0.0%
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	55	46
Institutional Financial Services – 0.5%
Nomura Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(4)	450	437
Insurance – 0.3%
Nippon Life Insurance Co.,
4/2/33(1) (6)	300	300
Metals & Mining – 0.4%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35	325	331
Oil & Gas Supply Chain – 0.4%
Saudi Arabian Oil Co.,
5.00%, 2/2/36(1)	340	327
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 2/28/29	200	197
Avolon Holdings Funding Ltd.,
4.85%, 4/1/33(1)	250	240
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31(1)	47	49
		486
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	80	82
Total Foreign Issuer Bonds
(Cost $4,339)		4,303

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 152 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 22.3% (7)
Fannie Mae – 11.3%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.38%, 2/25/43(3)	$640	$622
Pool #889641,
5.50%, 8/1/37	72	73
Pool #995802,
5.50%, 12/1/35	71	72
Pool #AB5209,
3.00%, 5/1/32	130	127
Pool #AD0248,
5.50%, 11/1/37	127	130
Pool #AD0494,
5.50%, 8/1/37	73	74
Pool #AD0925,
5.00%, 4/1/40	75	76
Pool #AL5119,
4.00%, 4/1/34	72	71
Pool #AL6041,
4.00%, 8/1/33	331	328
Pool #AL7497,
3.50%, 9/1/40	154	147
Pool #AL8352,
3.00%, 10/1/44	191	175
Pool #AS3655,
4.50%, 10/1/44	97	96
Pool #AS6520,
3.50%, 1/1/46	186	174
Pool #AS6730,
3.50%, 2/1/46	241	226
Pool #AS7088,
2.50%, 5/1/31	50	48
Pool #AS8576,
4.50%, 12/1/46	139	137
Pool #BJ0686,
4.00%, 4/1/48	101	97
Pool #BM1761,
4.00%, 8/1/44	93	90
Pool #BM5984,
5.00%, 5/1/49	51	51
Pool #BM5996,
5.00%, 12/1/48	34	34
Pool #BX4910,
5.00%, 1/1/53	205	204
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.3% (7)continued
Fannie Mae – 11.3%continued
Pool #BY5368,
6.00%, 7/1/53	$61	$62
Pool #CA6359,
2.50%, 7/1/50	236	203
Pool #CB1666,
2.50%, 9/1/51	142	122
Pool #CB2286,
2.50%, 12/1/51	216	185
Pool #CB3515,
3.50%, 5/1/52	190	175
Pool #CB4842,
5.50%, 10/1/52	215	218
Pool #CB4844,
5.50%, 10/1/52	111	112
Pool #CB5113,
5.50%, 11/1/52	64	65
Pool #CB7114,
5.50%, 9/1/53	116	116
Pool #CB8223,
6.00%, 3/1/54	155	160
Pool #FM1303,
3.00%, 1/1/48	358	324
Pool #FM1472,
3.50%, 3/1/34	16	15
Pool #FM1534,
4.50%, 9/1/49	174	171
Pool #FM2671,
4.00%, 1/1/48	84	81
Pool #FM3173,
3.50%, 7/1/47	286	270
Pool #FM3201,
3.50%, 4/1/34	51	50
Pool #FM3727,
3.00%, 7/1/50	224	199
Pool #FM4491,
3.50%, 12/1/36	179	174
Pool #FM5237,
5.00%, 7/1/47	112	113
Pool #FM6125,
2.50%, 1/1/51	260	224
Pool #FM8215,
2.50%, 3/1/51	234	201
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  153 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.3% (7)continued
Fannie Mae – 11.3%continued
Pool #FP0012,
3.00%, 8/1/51	$212	$190
Pool #FS3063,
4.50%, 10/1/52	323	314
Pool #FS3384,
4.50%, 10/1/50	272	266
Pool #FS3391,
2.50%, 8/1/51	276	237
Pool #FS3662,
5.00%, 1/1/53	238	237
Pool #FS4040,
5.00%, 2/1/53	214	213
Pool #FS4045,
5.50%, 2/1/53	207	209
Pool #FS4267,
4.50%, 3/1/38	235	235
Pool #FS4300,
5.50%, 4/1/53	145	148
Pool #FS4610,
6.50%, 6/1/40	95	100
Pool #FS4653,
5.50%, 5/1/53	148	149
Pool #FS4663,
5.00%, 5/1/53	238	237
Pool #FS5441,
6.00%, 8/1/53	218	226
Pool #FS5952,
6.50%, 10/1/53	144	152
Pool #FS6869,
7.00%, 1/1/40	52	54
Pool #MA2232,
3.50%, 4/1/35	127	123
Pool #MA2864,
3.50%, 1/1/47	232	216
Pool #MA3088,
4.00%, 8/1/47	161	154
Pool #MA3183,
4.00%, 11/1/47	317	303
Pool #MA3184,
4.50%, 11/1/47	59	58
Pool #MA4186,
3.00%, 10/1/35	76	73
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.3% (7)continued
Fannie Mae – 11.3%continued
Pool #MA5098,
5.50%, 7/1/43	$136	$139
		10,325
Freddie Mac – 8.2%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	124	125
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(8)	251	191
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	113	115
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-1, Class TT,
2.00%, 9/25/60	329	299
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.55%, 9/1/37(9)	3	3
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.46%, 11/1/37(9)	8	8
Pool #QF3725,
5.00%, 11/1/52	236	234
Pool #QF8053,
5.50%, 2/1/53	287	289
Pool #RA7677,
5.00%, 7/1/52	217	216
Pool #RA8880,
5.50%, 4/1/53	217	220
Pool #RA9840,
5.50%, 9/1/53	227	231
Pool #RD5026,
3.00%, 4/1/30	26	25
Pool #SB0084,
3.00%, 2/1/32	126	124
Pool #SB0216,
3.00%, 12/1/32	47	46
Pool #SB0328,
3.00%, 6/1/34	151	147
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 154 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.3% (7)continued
Freddie Mac – 8.2%continued
Pool #SB0826,
2.50%, 1/1/35	$152	$146
Pool #SB8502,
2.00%, 8/1/35	378	349
Pool #SD1518,
4.50%, 8/1/52	236	230
Pool #SD2347,
5.50%, 2/1/53	219	224
Pool #SD2477,
5.50%, 3/1/53	253	257
Pool #SD2642,
5.50%, 4/1/53	243	247
Pool #SD2665,
6.00%, 4/1/53	65	67
Pool #SD2757,
5.00%, 5/1/53	234	233
Pool #SD2920,
5.50%, 5/1/53	222	225
Pool #SD2922,
5.00%, 5/1/53	245	243
Pool #SD2999,
5.50%, 6/1/53	236	240
Pool #SD3133,
5.00%, 6/1/53	179	178
Pool #SD3136,
5.50%, 6/1/53	240	244
Pool #SD3174,
5.50%, 6/1/53	232	235
Pool #SD3189,
6.00%, 6/1/53	156	161
Pool #SD3251,
6.00%, 7/1/53	205	212
Pool #SD3515,
6.00%, 7/1/53	139	144
Pool #SD3760,
6.00%, 8/1/53	163	166
Pool #SD4013,
4.00%, 5/1/53	162	154
Pool #SD4027,
6.50%, 10/1/53	184	193
Pool #SD4285,
5.50%, 11/1/53	195	198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.3% (7)continued
Freddie Mac – 8.2%continued
Pool #SD5136,
6.00%, 4/1/54	$161	$166
Pool #ZK7457,
3.50%, 2/1/29	28	28
Pool #ZM5332,
3.00%, 1/1/48	176	158
Pool #ZT1333,
2.50%, 10/1/31	296	286
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	239	229
		7,486
Freddie Mac Gold – 0.5%
Pool #G07505,
7.00%, 2/1/39	101	110
Pool #G16396,
3.50%, 2/1/33	41	40
Pool #G30926,
3.50%, 4/1/36	42	40
Pool #Q15842,
3.00%, 2/1/43	254	233
Pool #Q63667,
4.50%, 5/1/49	54	54
		477
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	142	133
Government National Mortgage Association I – 0.4%
Pool #604183,
5.50%, 4/15/33	1	1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	201	189
Pool #786470,
5.00%, 11/15/40	209	213
		405
Government National Mortgage Association II – 1.7%
Pool #784801,
3.50%, 6/20/47	221	204
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  155 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.3% (7)continued
Government National Mortgage Association II – 1.7%continued
Pool #786922,
5.50%, 9/1/53	$204	$206
Pool #MA0089,
4.00%, 5/20/42	321	308
Pool #MA0782,
3.00%, 2/20/43	114	104
Pool #MA1287,
4.50%, 9/20/43	56	55
Pool #MA1996,
4.00%, 6/20/44	57	55
Pool #MA2755,
4.00%, 4/20/45	43	42
Pool #MA3666,
5.00%, 5/20/46	109	111
Pool #MA8346,
4.00%, 10/20/52	230	218
Pool #MA8724,
4.50%, 3/20/53	234	228
		1,531
Total U.S. Government Agencies
(Cost $20,948)		20,357

U.S. GOVERNMENT OBLIGATIONS – 28.1%
U.S. Treasury Bonds – 6.4%
4.63%, 11/15/45	3,163	3,051
4.63%, 11/15/55	2,972	2,839
		5,890
U.S. Treasury Notes – 19.3%
3.88%, 10/15/27(10)	118	118
3.88%, 7/15/28	4,418	4,423
3.88%, 6/30/30	5,436	5,428
4.00%, 11/15/35	7,799	7,608
		17,577
U.S. Treasury Strips – 2.4%
1.47%, 2/15/51(11)	7,762	2,208
Total U.S. Government Obligations
(Cost $28,481)		25,675

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(12) (13)	1,037,414	$1,037
Total Investment Companies
(Cost $1,037)		1,037

Total Investments – 100.1%
(Cost $95,040)		91,378
Liabilities less Other Assets – (0.1%)		(83)
NET ASSETS – 100.0%		$91,295

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately
$20,615,000 or 22.6% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2026 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(5)	Value rounds to less than one thousand.
(6)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Zero coupon bond.
(9)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(10)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(11)	Discount rate at the time of purchase.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of March 31, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 156 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	18	$3,734	Long	6/26	$(29)
5-Year U.S. Treasury Note	35	3,786	Long	6/26	(58)
U.S. Treasury Long Bond	42	4,783	Long	6/26	(157)
Ultra 10-Year U.S. Treasury Note	(50)	(5,676)	Short	6/26	128
Ultra Long U.S. Treasury Bond	(13)	(1,515)	Short	6/26	51
Total					$(65)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$20,215	$—	$20,215
Commercial Mortgage-Backed Securities	—	5,578	—	5,578
Corporate Bonds(1)	—	14,213	—	14,213
Foreign Issuer Bonds(1)	—	4,303	—	4,303
U.S. Government Agencies(1)	—	20,357	—	20,357
U.S. Government Obligations(1)	—	25,675	—	25,675
Investment Companies	1,037	—	—	1,037
Total Investments	$1,037	$90,341	$—	$91,378
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$179	$—	$—	$179
Liabilities
Futures Contracts	(244)	—	—	(244)
Total Other Financial Instruments	$(65)	$—	$—	$(65)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$7,000	$7,000	$—	—	$1 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	769	54,336	54,068	1,037	1,037,414	142
Total	$769	$61,336	$61,068	$1,037	1,037,414	$143

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  157 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 21.8%
Auto Loan – 7.4%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$1,692	$1,724
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	641	642
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	615	620
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	590	598
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	202	203
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	517
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	287	290
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	339	340
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class D
6.52%, 1/25/35(1)	2,026	2,005
Research-Driven Pagaya Motor Trust, Series 2025-5A, Class B
5.23%, 6/26/34(1)	1,000	1,001
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	2,500	2,493
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	730	729
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	1,805	1,821
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	1,830	1,851
Santander Drive Auto Receivables Trust, Series 2026-1, Class D
4.75%, 4/15/32	2,730	2,689
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 21.8%continued
Auto Loan – 7.4%continued
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	$630	$632
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	1,600	1,608
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	302
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	800	809
		20,874
Credit Card – 0.1%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	301	304
Other – 7.2%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	895	920
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	265	267
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	1,000	998
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	113	113
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	987	992
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	2,497	2,250
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	779	708
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	1,068	1,017
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	449	451
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 158 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 21.8%continued
Other – 7.2%continued
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	$2,240	$2,240
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	500	505
Pagaya AI Debt Grantor Trust, Series 2024-PT1, Class D
6.26%, 2/16/32(1)	775	778
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	900	904
PK Alift Loan Funding 8 LP, Series 2026-1, Class B
4.79%, 9/15/43(1)	1,000	987
PK Alift Loan Funding 8 LP, Series 2026-1, Class C
5.00%, 9/15/43(1)	4,040	3,987
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A3
(Step to 6.37% on 11/25/29), 5.37%, 9/25/55(1) (2)	1,650	1,636
Sotheby's Artfi Master Trust, Series 2026-1A, Class A1
4.80%, 6/20/33(1)	380	379
Sotheby's Artfi Master Trust, Series 2026-1A, Class B
4.90%, 6/20/33(1)	639	637
Sotheby's Artfi Master Trust, Series 2026-1A, Class C
5.00%, 6/20/33(1)	536	535
		20,304
Whole Loan – 7.1%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.70% on 12/25/26), 4.75%, 9/26/67(1) (2)	815	812
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.61% on 4/25/28), 6.20%, 1/25/69(1) (2)	1,571	1,582
Colt Mortgage Loan Trust, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	1,039	1,043
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 21.8%continued
Whole Loan – 7.1%continued
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	$1,091	$949
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	711	696
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (2)	724	718
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,049	872
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.51% on 10/25/27), 6.84%, 4/25/63(1) (2)	826	830
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.51% on 10/25/27), 7.30%, 4/25/63(1) (2)	210	211
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	483	485
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	667	671
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	1,446	1,464
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	2,181	2,164
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	1,676	1,683
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class A3
(Step to 6.76% on 8/25/29), 5.76%, 7/25/65(1) (2)	1,835	1,836
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1
5.14%, 11/25/65(1) (3)	992	990
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  159 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 21.8%continued
Whole Loan – 7.1%continued
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A3
(Step to 6.44% on 11/25/29), 5.44%, 11/25/65(1) (2)	$343	$342
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class M1
5.86%, 2/25/66(1) (3)	445	441
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	540	528
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	1,647	1,560
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	305	290
		20,167
Total Asset-Backed Securities
(Cost $61,753)		61,649

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.2%
Non Agency – 7.2%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	898	799
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	885
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,127
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	1,265	1,301
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (3)	380	389
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	601	594
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	2,900	3,070
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,159
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A
2.84%, 8/10/38(1)	910	903
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.2%continued
Non Agency – 7.2%continued
LV Trust, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	$580	$589
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.26%, 10/15/42(1) (3)	460	463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	348
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	361	358
MSRW Pass-Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	1,970	1,950
MSRW Pass-Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	940	929
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1)	1,200	1,205
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	370	369
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	3,960	4,042
		20,480
Total Commercial Mortgage-Backed Securities
(Cost $20,368)		20,480

CORPORATE BONDS – 21.1%
Aerospace & Defense – 1.4%
Boeing (The) Co.,
6.53%, 5/1/34	675	736
General Dynamics Corp.,
2.25%, 6/1/31	390	351
Honeywell Aerospace, Inc.,
5.73%, 3/16/56(1)	2,925	2,891
		3,978
Asset Management – 2.1%
Affiliated Managers Group, Inc.,
5.50%, 2/15/36	705	695
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 160 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Asset Management – 2.1%continued
Apollo Debt Solutions BDC,
5.70%, 1/23/31(1)	$405	$395
Apollo Global Management, Inc.,
5.70%, 3/30/36	940	941
Ares Capital Corp.,
5.95%, 7/15/29	410	412
Blackstone Private Credit Fund,
5.95%, 7/16/29	395	389
5.25%, 4/1/30	350	334
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	1,300	1,332
Citadel L.P.,
6.38%, 1/23/32(1)	715	741
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27†	835	818
		6,057
Automotive – 1.2%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	312
6.80%, 11/7/28	305	316
5.87%, 10/31/35	2,780	2,669
		3,297
Banking – 2.5%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29(4)	1,092	1,126
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28(4)	1,010	995
Citizens Bank N.A.,
(Variable, U.S. SOFR + 0.70%), 4.19%, 1/29/29(4) †	1,093	1,086
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30(4)	2,000	2,061
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28(4)	810	791
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30(4)	1,000	1,016
		7,075
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Commercial Support Services – 0.4%
Block Financial LLC,
5.38%, 9/15/32	$1,275	$1,237
Construction Materials – 0.5%
Carlisle Cos., Inc.,
5.55%, 9/15/40†	284	281
Vulcan Materials Co.,
5.35%, 12/1/34	975	991
		1,272
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
5.80%, 3/13/56	910	909
Electric Utilities – 0.7%
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	195	169
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	7	7
Constellation Energy Generation LLC,
3.90%, 1/8/28	610	605
PacifiCorp,
5.45%, 2/15/34	450	448
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28(1)	230	224
Public Service Co. of Colorado,
5.15%, 9/15/35	415	414
		1,867
Electrical Equipment – 0.4%
Hubbell, Inc.,
2.30%, 3/15/31	335	304
Vertiv Holdings Co.,
5.80%, 3/15/56	915	879
		1,183
Engineering & Construction – 0.0%
Installed Building Products, Inc.,
5.63%, 2/1/34(1)	130	127
Finance Companies – 0.3%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 9/24/29(4) (5)	800	771
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  161 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Health Care Facilities & Services – 0.6%
Cencora, Inc.,
4.25%, 11/15/30	$325	$319
2.70%, 3/15/31	365	333
CVS Health Corp.,
5.45%, 9/15/35	675	678
HCA, Inc.,
4.90%, 11/15/35	255	246
		1,576
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	7	7
Institutional Financial Services – 0.9%
Depository Trust (The) Co.,
4.55%, 3/27/31(1)	250	250
LPL Holdings, Inc.,
5.75%, 6/15/35	495	493
Morgan Stanley,
(Variable, U.S. SOFR + 1.78%), 5.90%, 3/13/47(4)	1,800	1,792
		2,535
Internet Media & Services – 1.4%
Alphabet, Inc.,
4.80%, 2/15/36	349	347
Beignet Investor LLC,
6.58%, 5/30/49(1)	600	617
Expedia Group, Inc.,
5.40%, 2/15/35	2,950	2,927
		3,891
Metals & Mining – 0.4%
Novelis Corp.,
3.88%, 8/15/31(1)	1,375	1,225
Oil & Gas Supply Chain – 1.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 7/1/34(1)	450	443
Chord Energy Corp.,
6.75%, 3/15/33(1)	850	878
Crescent Energy Finance LLC,
7.63%, 4/1/32(1)	300	304
Targa Resources Corp.,
4.95%, 4/15/52	800	669
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Supply Chain – 1.7%continued
Venture Global LNG, Inc.,
7.00%, 1/15/30(1)	$850	$868
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,587
		4,749
Real Estate Investment Trusts – 0.3%
Store Capital LLC,
5.40%, 4/30/30	780	784
Real Estate Services – 0.1%
CBRE Services, Inc.,
4.90%, 1/15/33	400	394
Semiconductors – 0.7%
Broadcom, Inc.,
4.60%, 1/15/33	1,055	1,039
Foundry JV Holdco LLC,
6.30%, 1/25/39(1)	825	859
		1,898
Software – 2.2%
Cloud Software Group, Inc.,
8.25%, 6/30/32(1)	860	816
Oracle Corp.,
4.45%, 9/26/30	1,430	1,378
6.00%, 8/3/55	1,370	1,149
Salesforce, Inc.,
4.90%, 9/15/31	2,450	2,446
VMware LLC,
1.80%, 8/15/28	135	127
4.70%, 5/15/30	205	206
		6,122
Specialty Finance – 1.7%
Block, Inc.,
5.63%, 8/15/30(1)	455	452
6.00%, 8/15/33(1)	900	885
Fair Isaac Corp.,
6.25%, 9/15/34(1)	1,615	1,588
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27(1)	690	682
OneMain Finance Corp.,
5.38%, 11/15/29	825	796
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 162 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Specialty Finance – 1.7%continued
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30(4)	$450	$457
		4,860
Technology Hardware – 0.7%
Jabil, Inc.,
4.75%, 2/1/33	755	735
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	1,375	1,385
		2,120
Telecommunications – 0.5%
Black Pearl Compute LLC,
6.13%, 2/15/31(1)	65	66
Cipher Compute LLC,
7.13%, 11/15/30(1) †	1,375	1,425
		1,491
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	175	155
Total Corporate Bonds
(Cost $60,325)		59,580

FOREIGN ISSUER BONDS – 4.9%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	375	381
Automotive – 0.2%
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30(1)	430	426
Banking – 1.8%
Banco Bilbao Vizcaya Argentaria S.A.,
4.15%, 3/3/29	600	593
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28(4)	200	202
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29(1) (4)	430	405
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 4.9% continued
Banking – 1.8%continued
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29(1) (4)	$620	$634
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(4)	800	792
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.95%), 7.13%, 1/19/55(1) (4)	456	464
Toronto-Dominion Bank (The),
3.91%, 1/13/28	2,050	2,035
		5,125
Biotechnology & Pharmaceuticals – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V.,
6.00%, 12/1/32	770	790
Institutional Financial Services – 0.5%
Nomura Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(4)	1,550	1,504
Insurance – 0.2%
Nippon Life Insurance Co.,
5.05%, 4/2/33(1) (6)	700	701
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.85%, 3/8/29(7)	—	—
Metals & Mining – 0.8%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35†	1,125	1,145
Taseko Mines Ltd.,
8.25%, 5/1/30(1)	935	975
		2,120
Oil & Gas Supply Chain – 0.4%
Saudi Arabian Oil Co.,
5.00%, 2/2/36(1)	1,065	1,023
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 2/28/29	600	592
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  163 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 4.9% continued
Specialty Finance – 0.5%continued
Avolon Holdings Funding Ltd.,
4.85%, 4/1/33(1)	$790	$757
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31(1)	175	183
		1,532
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	145	149
Total Foreign Issuer Bonds
(Cost $13,876)		13,751

U.S. GOVERNMENT AGENCIES – 25.9% (8)
Fannie Mae – 12.3%
Fannie Mae Pool,
8.00%, 5/1/31(7)	—	—
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.38%, 2/25/43(3)	2,359	2,293
Pool #545437,
7.00%, 2/1/32	9	9
Pool #545556,
7.00%, 4/1/32	5	6
Pool #555189,
7.00%, 12/1/32	50	53
Pool #581806,
7.00%, 7/1/31	9	9
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #889641,
5.50%, 8/1/37	307	313
Pool #995802,
5.50%, 12/1/35	305	311
Pool #AB5209,
3.00%, 5/1/32	1,129	1,096
Pool #AB9546,
3.50%, 6/1/28	15	15
Pool #AD0248,
5.50%, 11/1/37	546	556
Pool #AD0494,
5.50%, 8/1/37	311	317
Pool #AD0925,
5.00%, 4/1/40	38	38
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.9% (8)continued
Fannie Mae – 12.3%continued
Pool #AK9457,
3.50%, 3/1/32	$54	$53
Pool #AL3063,
3.50%, 1/1/28	27	27
Pool #AL5119,
4.00%, 4/1/34	475	468
Pool #AL7497,
3.50%, 9/1/40	751	715
Pool #AL8876,
3.00%, 10/1/44	240	220
Pool #AO2961,
4.00%, 5/1/42	127	123
Pool #AQ9360,
2.50%, 1/1/28	13	13
Pool #AS1991,
3.50%, 3/1/29	91	90
Pool #AS3655,
4.50%, 10/1/44	364	359
Pool #AS6520,
3.50%, 1/1/46	810	759
Pool #AS7088,
2.50%, 5/1/31	585	564
Pool #AS8576,
4.50%, 12/1/46	668	659
Pool #BJ0686,
4.00%, 4/1/48	404	387
Pool #BM1761,
4.00%, 8/1/44	133	128
Pool #BM5984,
5.00%, 5/1/49	92	92
Pool #BM5996,
5.00%, 12/1/48	61	62
Pool #BX4910,
5.00%, 1/1/53	955	953
Pool #BY5368,
6.00%, 7/1/53	241	246
Pool #CA6359,
2.50%, 7/1/50	922	793
Pool #CA6417,
3.00%, 7/1/50	676	604
Pool #CB1666,
2.50%, 9/1/51	565	485
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 164 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.9% (8)continued
Fannie Mae – 12.3%continued
Pool #CB2286,
2.50%, 12/1/51	$1,007	$864
Pool #CB3515,
3.50%, 5/1/52	758	699
Pool #CB4844,
5.50%, 10/1/52	407	412
Pool #CB5113,
5.50%, 11/1/52	255	257
Pool #CB7114,
5.50%, 9/1/53	508	512
Pool #FM1303,
3.00%, 1/1/48	800	724
Pool #FM1438,
3.00%, 8/1/38	273	261
Pool #FM1472,
3.50%, 3/1/34	12	12
Pool #FM1534,
4.50%, 9/1/49	735	722
Pool #FM1572,
3.00%, 9/1/48	507	457
Pool #FM2671,
4.00%, 1/1/48	270	260
Pool #FM3201,
3.50%, 4/1/34	275	271
Pool #FM4491,
3.50%, 12/1/36	716	696
Pool #FM6125,
2.50%, 1/1/51	1,036	892
Pool #FM8215,
2.50%, 3/1/51	895	768
Pool #FP0012,
3.00%, 8/1/51	778	697
Pool #FS3063,
4.50%, 10/1/52	933	909
Pool #FS3391,
2.50%, 8/1/51	1,056	910
Pool #FS3662,
5.00%, 1/1/53	951	947
Pool #FS4040,
5.00%, 2/1/53	927	921
Pool #FS4045,
5.50%, 2/1/53	898	907
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.9% (8)continued
Fannie Mae – 12.3%continued
Pool #FS4267,
4.50%, 3/1/38	$763	$764
Pool #FS4610,
6.50%, 6/1/40	369	389
Pool #FS4653,
5.50%, 5/1/53	666	672
Pool #FS4663,
5.00%, 5/1/53	1,031	1,025
Pool #FS5441,
6.00%, 8/1/53	799	828
Pool #FS5952,
6.50%, 10/1/53	570	598
Pool #FS5965,
6.00%, 10/1/53	118	122
Pool #FS6176,
5.00%, 12/1/47	666	673
Pool #FS6869,
7.00%, 1/1/40	192	202
Pool #MA0878,
4.00%, 10/1/31	197	195
Pool #MA2522,
3.50%, 2/1/46	1,026	962
Pool #MA2864,
3.50%, 1/1/47	652	606
Pool #MA3004,
4.00%, 5/1/37	246	241
Pool #MA3088,
4.00%, 8/1/47	497	476
Pool #MA3183,
4.00%, 11/1/47	234	224
Pool #MA3184,
4.50%, 11/1/47	21	20
Pool #MA4186,
3.00%, 10/1/35	281	270
Pool #MA5098,
5.50%, 7/1/43	521	533
		34,714
Freddie Mac – 10.5%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	422	427
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  165 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.9% (8)continued
Freddie Mac – 10.5%continued
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(9)	$823	$629
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	8	8
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	440	445
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.55%, 9/1/37(10)	40	41
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.46%, 11/1/37(10)	82	84
Pool #QF3725,
5.00%, 11/1/52	1,024	1,014
Pool #QF8053,
5.50%, 2/1/53	1,181	1,190
Pool #RA7677,
5.00%, 7/1/52	938	937
Pool #RA8880,
5.50%, 4/1/53	868	881
Pool #RA9840,
5.50%, 9/1/53	906	922
Pool #RD5026,
3.00%, 4/1/30	169	166
Pool #SB0084,
3.00%, 2/1/32	498	489
Pool #SB0216,
3.00%, 12/1/32	268	261
Pool #SB0328,
3.00%, 6/1/34	613	596
Pool #SB0826,
2.50%, 1/1/35	659	631
Pool #SB8502,
2.00%, 8/1/35	1,514	1,397
Pool #SD0033,
3.00%, 12/1/47	547	495
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.9% (8)continued
Freddie Mac – 10.5%continued
Pool #SD1518,
4.50%, 8/1/52	$1,024	$997
Pool #SD2347,
5.50%, 2/1/53	876	895
Pool #SD2477,
5.50%, 3/1/53	1,094	1,114
Pool #SD2642,
5.50%, 4/1/53	1,055	1,069
Pool #SD2665,
6.00%, 4/1/53	111	115
Pool #SD2757,
5.00%, 5/1/53	1,016	1,011
Pool #SD2920,
5.50%, 5/1/53	962	976
Pool #SD2922,
5.00%, 5/1/53	1,060	1,053
Pool #SD2999,
5.50%, 6/1/53	1,025	1,039
Pool #SD3133,
5.00%, 6/1/53	628	622
Pool #SD3136,
5.50%, 6/1/53	879	894
Pool #SD3174,
5.50%, 6/1/53	850	860
Pool #SD3189,
6.00%, 6/1/53	610	631
Pool #SD3251,
6.00%, 7/1/53	836	864
Pool #SD3515,
6.00%, 7/1/53	541	560
Pool #SD3760,
6.00%, 8/1/53	674	687
Pool #SD4027,
6.50%, 10/1/53	739	777
Pool #SD4285,
5.50%, 11/1/53	722	733
Pool #SD5136,
6.00%, 4/1/54	643	664
Pool #ZK7457,
3.50%, 2/1/29	328	326
Pool #ZM4714,
3.50%, 11/1/47	1,180	1,101
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 166 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.9% (8)continued
Freddie Mac – 10.5%continued
Pool #ZM5332,
3.00%, 1/1/48	$422	$379
Pool #ZT1333,
2.50%, 10/1/31	1,069	1,032
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	810	776
		29,788
Freddie Mac Gold – 0.6%
Pool #A87842,
4.50%, 8/1/39	130	128
Pool #C00910,
7.50%, 1/1/30	26	26
Pool #G07068,
5.00%, 7/1/41	195	198
Pool #G07505,
7.00%, 2/1/39	410	445
Pool #G15612,
3.50%, 12/1/29	8	7
Pool #G16396,
3.50%, 2/1/33	474	467
Pool #G18643,
2.50%, 5/1/32	42	41
Pool #G30926,
3.50%, 4/1/36	177	172
Pool #G61723,
3.50%, 1/1/43	65	62
Pool #Q63667,
4.50%, 5/1/49	180	177
		1,723
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	603	563
Government National Mortgage Association, Series 2025-33, Class LH,
5.00%, 5/20/54	257	257
		820
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	806	756
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.9% (8)continued
Government National Mortgage Association I – 0.6%continued
Pool #786470,
5.00%, 11/15/40	$905	$924
		1,680
Government National Mortgage Association II – 1.6%
Pool #786922,
5.50%, 9/1/53	825	836
Pool #MA0089,
4.00%, 5/20/42	958	922
Pool #MA1996,
4.00%, 6/20/44	179	172
Pool #MA3666,
5.00%, 5/20/46	414	421
Pool #MA4008,
5.50%, 10/20/46	60	61
Pool #MA6870,
5.00%, 9/20/50	308	312
Pool #MA8346,
4.00%, 10/20/52	995	943
Pool #MA8724,
4.50%, 3/20/53	1,016	988
		4,655
Total U.S. Government Agencies
(Cost $75,107)		73,380

U.S. GOVERNMENT OBLIGATIONS – 17.7%
U.S. Treasury Bonds – 2.8%
4.63%, 11/15/45	3,849	3,713
4.63%, 11/15/55	4,405	4,209
		7,922
U.S. Treasury Notes – 12.0%
4.38%, 12/31/29(11)	1,610	1,637
4.25%, 1/31/30(11)	50	51
3.88%, 6/30/30(11)	9,760	9,745
4.25%, 5/15/35(11)	105	105
4.00%, 11/15/35	22,892	22,330
		33,868
U.S. Treasury Strips – 2.9%
1.48%, 2/15/51	29,423	8,368
Total U.S. Government Obligations
(Cost $60,317)		50,158

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  167 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(12) (13) (14)	750,930	$751
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(12) (13)	6,848,500	6,848
Total Investment Companies
(Cost $7,599)		7,599

Total Investments – 101.3%
(Cost $299,345)		286,597
Liabilities less Other Assets – (1.3%)		(3,674)
NET ASSETS – 100.0%		$282,923

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately
$79,151,000 or 28.0% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2026 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Zero coupon bond.
(10)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(11)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of March 31, 2026 is disclosed.
(14)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	48	$9,957	Long	6/26	$(77)
5-Year U.S. Treasury Note	23	2,488	Long	6/26	(38)
U.S. Treasury Long Bond	190	21,636	Long	6/26	(712)
Ultra 10-Year U.S. Treasury Note	(126)	(14,303)	Short	6/26	321
Ultra Long U.S. Treasury Bond	(35)	(4,080)	Short	6/26	138
Total					$(368)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 168 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$61,649	$—	$61,649
Commercial Mortgage-Backed Securities	—	20,480	—	20,480
Corporate Bonds(1)	—	59,580	—	59,580
Foreign Issuer Bonds(1)	—	13,751	—	13,751
U.S. Government Agencies(1)	—	73,380	—	73,380
U.S. Government Obligations(1)	—	50,158	—	50,158
Investment Companies	7,599	—	—	7,599
Total Investments	$7,599	$278,998	$—	$286,597
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$459	$—	$—	$459
Liabilities
Futures Contracts	(827)	—	—	(827)
Total Other Financial Instruments	$(368)	$—	$—	$(368)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$44,942	$44,191	$751	750,930	$9 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,380	155,320	150,852	6,848	6,848,500	167
Total	$2,380	$200,262	$195,043	$7,599	7,599,430	$176

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  169 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 82.0%
Advertising & Marketing – 0.9%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	$16,422	$16,468
10.38%, 5/15/31(1)	2,330	2,351
		18,819
Aerospace & Defense – 1.6%
AAR Escrow Issuer LLC,
6.75%, 3/15/29(1)	5,290	5,384
Axon Enterprise, Inc.,
6.13%, 3/15/30(1)	2,330	2,369
6.25%, 3/15/33(1)	1,630	1,664
Moog, Inc.,
5.50%, 10/15/34(1)	1,355	1,359
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	3,535	3,536
TransDigm, Inc.,
6.88%, 12/15/30(1)	3,555	3,643
7.13%, 12/1/31(1)	1,090	1,125
6.00%, 1/15/33(1)	1,634	1,633
6.38%, 5/31/33(1)	8,655	8,609
6.25%, 1/31/34(1)	2,655	2,684
6.75%, 1/31/34(1)	1,345	1,363
6.13%, 7/31/34(1) †	400	393
		33,762
Apparel & Textile Products – 0.2%
William Carter (The) Co.,
7.38%, 2/15/31(1) †	3,235	3,300
Asset Management – 1.0%
Hightower Holding LLC,
9.13%, 1/31/30(1)	6,565	6,694
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	4,750	4,670
10.00%, 11/15/29(1)	3,120	3,074
9.00%, 6/15/30	3,320	3,114
Osaic Holdings, Inc.,
6.75%, 8/1/32(1)	460	460
8.00%, 8/1/33(1)	1,875	1,851
		19,863
Automotive – 1.9%
Adient Global Holdings Ltd.,
7.50%, 2/15/33(1) †	4,050	4,095
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Automotive – 1.9%continued
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	$4,182	$4,177
6.38%, 10/15/32(1)	1,425	1,410
7.75%, 10/15/33(1)	2,115	2,059
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28(1) †	3,000	3,029
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l.,
6.13%, 4/15/31(1)	445	439
6.38%, 4/15/34(1)	445	432
Dana, Inc.,
4.25%, 9/1/30	3,389	3,206
Ford Motor Co.,
9.63%, 4/22/30†	1,165	1,325
4.75%, 1/15/43	2,065	1,560
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31†	2,645	2,386
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28(1)	1,795	1,761
6.13%, 9/30/30(1)	7,540	7,246
Phinia, Inc.,
6.75%, 4/15/29(1)	6,435	6,551
		39,676
Banking – 0.1%
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.25%, 10/15/30(2) (3)	2,455	2,419
Basic Industry – 0.4%
Avient Corp.,
6.25%, 11/1/31(1)	8,480	8,539
Biotechnology & Pharmaceuticals – 1.5%
1261229 B.C. Ltd.,
10.00%, 4/15/32(1)	8,290	8,488
Bausch Health Americas, Inc.,
8.50%, 1/31/27(1) †	11,270	11,163
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 4/30/28(1)	6,060	5,880
5.13%, 4/30/31(1)	6,455	5,261
		30,792
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 170 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Cable & Satellite – 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	$20,317	$20,150
4.25%, 2/1/31(1)	9,775	8,909
4.75%, 2/1/32(1)	12,170	11,004
7.00%, 2/1/33(1)	149	149
4.50%, 6/1/33(1)	9,655	8,406
4.25%, 1/15/34(1)	5,811	4,971
CSC Holdings LLC,
11.75%, 1/31/29(1) †	3,025	2,188
6.50%, 2/1/29(1)	10,775	6,868
5.75%, 1/15/30(1)	7,235	2,746
4.63%, 12/1/30(1)	3,735	1,318
Directv Financing LLC,
8.88%, 2/1/30(1)	2,410	2,405
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27(1)	3,889	3,885
DISH DBS Corp.,
7.75%, 7/1/26	9,005	8,962
5.25%, 12/1/26(1) †	8,122	8,052
DISH Network Corp.,
11.75%, 11/15/27(1)	2,380	2,452
Midcontinent Communications,
8.00%, 8/15/32(1) †	2,345	2,184
Sirius XM Radio LLC,
5.88%, 4/15/32(1)	4,290	4,262
		98,911
Chemicals – 1.9%
Celanese U.S. Holdings LLC,
6.50%, 4/15/30†	2,610	2,663
7.00%, 2/15/31†	970	996
6.75%, 4/15/33†	3,545	3,637
7.38%, 2/15/34†	1,880	1,926
Chemours (The) Co.,
7.88%, 3/15/34(1)	1,410	1,410
Huntsman International LLC,
5.70%, 10/15/34†	2,335	2,148
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28(1)	851	852
LSB Industries, Inc.,
6.25%, 10/15/28(1)	10,335	10,271
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Chemicals – 1.9%continued
Olympus Water U.S. Holding Corp.,
6.75%, 8/1/32(1)	$6,345	$6,042
7.25%, 2/15/33(1)	3,995	3,812
Qnity Electronics, Inc.,
5.75%, 8/15/32(1)	2,930	2,933
6.25%, 8/15/33(1)	2,930	2,963
		39,653
Commercial Support Services – 2.4%
ADT Security (The) Corp.,
4.13%, 8/1/29(1)	3,230	3,086
Allied Universal Holdco LLC,
7.88%, 2/15/31(1)	5,085	5,244
Brink's (The) Co.,
6.50%, 6/15/29(1)	4,158	4,222
GFL Environmental Holdings U.S., Inc.,
5.50%, 2/1/34(1)	1,480	1,452
GFL Environmental, Inc.,
6.75%, 1/15/31(1)	5,605	5,800
Luna 1.5 S.a.r.l.,
12.00%, 7/1/32(1) (4)	6,085	6,375
OT Midco, Inc.,
10.00%, 2/15/30(1) †	4,000	1,652
Raven Acquisition Holdings LLC,
6.88%, 11/15/31(1)	7,311	7,048
RR Donnelley & Sons Co.,
9.50%, 8/1/29(1)	2,300	2,328
VM Consolidated, Inc.,
5.50%, 4/15/29(1)	3,470	3,357
VT Topco, Inc.,
8.50%, 8/15/30(1) †	7,505	7,630
Williams Scotsman, Inc.,
6.63%, 6/15/29(1)	2,515	2,543
		50,737
Construction Materials – 0.8%
Quikrete Holdings, Inc.,
6.38%, 3/1/32(1)	4,896	4,965
6.75%, 3/1/33(1)	4,820	4,895
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31(1)	3,470	3,578
Standard Industries, Inc.,
3.38%, 1/15/31(1)	2,770	2,483
		15,921
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  171 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Consumer Non-Cyclical – 0.4%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	$7,085	$7,347
Consumer Services – 0.3%
StoneMor, Inc.,
8.50%, 5/15/29(1) †	5,970	5,822
Containers & Packaging – 0.3%
ARD Finance S.A.,
6.50%, 6/30/27(1) (5) (6)	—	—
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29(1)	1,340	1,316
8.75%, 4/15/30(1)	2,940	2,743
Mauser Packaging Solutions Holding Co.,
9.25%, 4/15/30(1)	1,407	1,307
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31(1) †	1,400	1,341
		6,707
Electric Utilities – 2.4%
Alpha Generation LLC,
6.25%, 1/15/34(1)	995	977
Constellation Energy Generation LLC,
5.00%, 2/1/31(1)	3,140	3,148
Hawaiian Electric Co., Inc.,
6.00%, 10/1/33(1)	1,540	1,538
Lightning Power LLC,
7.25%, 8/15/32(1)	3,670	3,815
NRG Energy, Inc.,
5.75%, 1/15/28	7,440	7,454
5.75%, 7/15/29(1)	4,250	4,244
5.75%, 1/15/34(1)	1,175	1,159
6.25%, 11/1/34(1)	6,240	6,290
6.00%, 1/15/36(1)	3,370	3,339
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28(1)	2,675	2,612
Talen Energy Supply LLC,
8.63%, 6/1/30(1)	3,375	3,541
6.25%, 2/1/34(1)	3,345	3,308
6.50%, 2/1/36(1)	2,390	2,407
Vistra Operations Co. LLC,
5.63%, 2/15/27(1)	5,420	5,420
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Electric Utilities – 2.4%continued
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31(1) †	$610	$642
		49,894
Electrical Equipment – 0.5%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	9,640	9,805
WESCO Distribution, Inc.,
5.25%, 4/15/31(1)	480	477
5.50%, 4/15/34(1)	445	438
		10,720
Energy – 0.2%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29(1)	4,065	4,240
Engineering & Construction – 0.6%
AECOM,
6.00%, 8/1/33(1)	3,045	3,042
Arcosa, Inc.,
6.88%, 8/15/32(1)	2,656	2,721
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32(1)	7,385	7,462
		13,225
Entertainment Content – 2.1%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28(1)	11,835	4,793
AMC Networks, Inc.,
10.50%, 7/15/32(1)	3,410	3,365
OAK-Eagle Acquireco, Inc.,
7/1/33(1) (7)	4,120	4,269
7/1/34(1) (7)	4,165	4,360
Paramount Global,
4.95%, 1/15/31†	2,280	2,112
6.88%, 4/30/36	3,150	2,763
5.85%, 9/1/43	2,280	1,583
Univision Communications, Inc.,
7.38%, 6/30/30(1)	2,308	2,262
8.50%, 7/31/31(1)	6,780	6,813
Versant Media Group, Inc.,
7.25%, 1/30/31(1)	1,355	1,387
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 172 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Entertainment Content – 2.1%continued
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	$4,125	$3,651
5.05%, 3/15/42	6,080	4,005
5.14%, 3/15/52	4,775	2,901
		44,264
Food – 1.1%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31(1)	8,465	8,618
9.63%, 9/15/32(1) †	5,290	5,388
Industrial F&B Investments III, Inc.,
7.75%, 2/11/33(1)	3,175	3,208
Post Holdings, Inc.,
6.50%, 3/15/36(1)	4,040	3,956
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29(1)	2,627	2,528
		23,698
Forestry, Paper & Wood Products – 0.3%
Magnera Corp.,
4.75%, 11/15/29(1) †	6,732	6,077
Gas & Water Utilities – 0.2%
Ferrellgas L.P./Ferrellgas Finance Corp.,
9.25%, 1/15/31(1)	4,900	5,105
Health Care Facilities & Services – 2.9%
AdaptHealth LLC,
5.13%, 3/1/30(1)	7,035	6,740
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29(1)	2,090	2,010
6.13%, 4/1/30(1)	2,870	2,495
10.88%, 1/15/32(1)	7,906	8,482
9.75%, 1/15/34(1)	5,550	5,760
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54(2)	4,997	5,060
DaVita, Inc.,
6.88%, 9/1/32(1)	3,590	3,678
6.75%, 7/15/33(1)	2,415	2,456
HealthEquity, Inc.,
4.50%, 10/1/29(1)	3,150	3,048
LifePoint Health, Inc.,
9.88%, 8/15/30(1)	3,960	4,188
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Health Care Facilities & Services – 2.9%continued
10.00%, 6/1/32(1) †	$2,680	$2,737
Star Parent, Inc.,
9.00%, 10/1/30(1)	5,206	5,393
Surgery Center Holdings, Inc.,
7.25%, 4/15/32(1) †	7,941	7,800
		59,847
Home & Office Products – 0.7%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29(1)	1,690	1,438
FXI Holdings, Inc.,
14.00%, 11/15/29(1) (4) †	2,920	1,518
11.00%, 11/15/30(1) †	4,803	4,251
Newell Brands, Inc.,
6.63%, 5/15/32†	1,840	1,761
7.38%, 4/1/36†	4,600	4,234
Whirlpool Corp.,
6.13%, 6/15/30†	1,335	1,303
		14,505
Home Construction – 1.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33(1) †	2,140	2,065
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	5,715	5,687
Century Communities, Inc.,
6.63%, 9/15/33(1)	1,370	1,342
Dream Finders Homes, Inc.,
6.88%, 9/15/30(1)	2,465	2,358
K Hovnanian Enterprises, Inc.,
8.00%, 4/1/31(1)	1,025	1,013
8.38%, 10/1/33(1) †	1,015	1,004
KB Home,
7.25%, 7/15/30	3,965	4,039
LGI Homes, Inc.,
8.75%, 12/15/28(1)	2,345	2,399
4.00%, 7/15/29(1)	5,175	4,609
M/I Homes, Inc.,
3.95%, 2/15/30	2,010	1,885
New Home (The) Co., Inc.,
8.50%, 11/1/30(1)	6,200	6,063
		32,464
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  173 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Household Products – 0.1%
Perrigo Finance Unlimited Co.,
5.15%, 6/15/30	$340	$307
6.13%, 9/30/32†	2,960	2,701
		3,008
Industrial Intermediate Products – 0.4%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26(1) (5) (8)	2,819	—
Chart Industries, Inc.,
7.50%, 1/1/30(1)	6,050	6,285
9.50%, 1/1/31(1)	2,865	3,010
		9,295
Industrial Support Services – 1.1%
Albion Financing 1 S.A.R.L./Aggreko Holdings, Inc.,
7.00%, 5/21/30(1)	2,940	3,005
EquipmentShare.com, Inc.,
8.63%, 5/15/32(1)	2,457	2,565
8.00%, 3/15/33(1) †	7,136	7,368
Herc Holdings, Inc.,
7.00%, 6/15/30(1)	1,910	1,958
NESCO Holdings II, Inc.,
5.50%, 4/15/29(1)	1,940	1,897
Synergy Infrastructure Holdings LLC,
7.88%, 12/1/30(1)	3,755	3,828
United Rentals North America, Inc.,
3.75%, 1/15/32	1,505	1,379
		22,000
Institutional Financial Services – 0.7%
Aretec Group, Inc.,
7.50%, 4/1/29(1) †	3,682	3,647
10.00%, 8/15/30(1)	2,884	3,063
Armor Holdco, Inc.,
8.50%, 11/15/29(1)	4,075	3,722
Coinbase Global, Inc.,
3.63%, 10/1/31(1) †	5,930	5,012
		15,444
Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 2/15/29(1)	1,825	1,722
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Insurance – 0.5%continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.50%, 10/1/31(1)	$4,820	$4,733
Asurion LLC/Asurion Co-Issuer, Inc.,
8.00%, 12/31/32(1)	2,297	2,383
8.38%, 2/1/34(1)	895	869
		9,707
Internet Media & Services – 0.2%
GrubHub Holdings, Inc.,
13.00%, 7/31/30(1) (4) †	1,530	1,203
Snap, Inc.,
6.88%, 3/15/34(1)	1,950	1,834
ZipRecruiter, Inc.,
5.00%, 1/15/30(1)	1,724	993
		4,030
IT Services – 0.5%
Insight Enterprises, Inc.,
6.63%, 5/15/32(1)	9,552	9,219
Virtusa Corp.,
7.13%, 12/15/28(1)	2,605	2,006
		11,225
Leisure Facilities & Services – 4.6%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.,
9.50%, 7/1/32(1) †	580	526
Boyne U.S.A., Inc.,
4.75%, 5/15/29(1)	5,070	4,918
Caesars Entertainment, Inc.,
7.00%, 2/15/30(1)	3,630	3,675
6.50%, 2/15/32(1)	6,537	6,461
Cruise Yacht Upper HoldCo Ltd.,
11.88%, 7/5/28	8,050	7,139
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
6.75%, 1/15/30(1) †	3,995	3,732
Full House Resorts, Inc.,
8.25%, 2/15/28(1) †	9,381	8,537
GPS Hospitality Holding Co. LLC/GPS Fin,
7.00%, 8/15/28(1)	6,450	3,128
Jacobs Entertainment, Inc.,
6.75%, 2/15/29(1)	3,915	3,660
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 174 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Leisure Facilities & Services – 4.6%continued
Light & Wonder International, Inc.,
6.25%, 10/1/33(1)	$3,130	$3,066
Marriott Ownership Resorts, Inc.,
6.50%, 10/1/33(1)	4,955	4,711
NCL Corp. Ltd.,
6.25%, 3/1/30(1)	4,400	4,367
5.88%, 1/15/31(1)	560	544
6.75%, 2/1/32(1)	9,945	9,870
6.25%, 9/15/33(1) †	410	398
Penn Entertainment, Inc.,
4.13%, 7/1/29(1) †	4,725	4,419
6.75%, 4/1/31(1)	3,060	2,972
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31(1) †	2,155	1,185
Sabre GLBL, Inc.,
11.13%, 7/15/30(1)	6,165	5,233
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30(1) †	2,520	2,168
Seagate Data Storage Technology Pte. Ltd.,
8.63%, 1/15/32(1)	1,055	1,057
Travel + Leisure Co.,
6.13%, 9/1/33(1)	4,035	3,983
Viking Cruises Ltd.,
7.00%, 2/15/29(1)	5,590	5,600
5.88%, 10/15/33(1)	2,575	2,542
Wyndham Hotels & Resorts, Inc.,
5.63%, 3/1/33(1)	1,395	1,373
		95,264
Leisure Products – 0.6%
Patrick Industries, Inc.,
6.38%, 11/1/32(1)	6,650	6,649
Thor Industries, Inc.,
4.00%, 10/15/29(1) †	5,795	5,471
		12,120
Machinery – 1.4%
Amsted Industries, Inc.,
6.38%, 3/15/33(1)	3,520	3,537
Columbus McKinnon Corp.,
7.13%, 2/1/33(1) †	1,270	1,269
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Machinery – 1.4%continued
Esab Corp.,
5.63%, 4/1/31(1)	$1,210	$1,219
Madison IAQ LLC,
4.13%, 6/30/28(1)	4,465	4,361
5.88%, 6/30/29(1)	3,020	2,962
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31(1)	2,845	2,971
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28(1)	6,550	6,825
Titan International, Inc.,
7.00%, 4/30/28†	5,060	5,050
		28,194
Medical Equipment & Devices – 0.2%
Medline Borrower L.P.,
5.25%, 10/1/29(1)	5,060	5,015
Metals & Mining – 0.6%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31(1)	2,555	2,672
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29(1)	2,850	2,960
Constellium S.E.,
6.38%, 8/15/32(1)	3,943	3,986
Kaiser Aluminum Corp.,
5.88%, 3/1/34(1)	2,355	2,312
		11,930
Oil & Gas Services & Equipment – 1.5%
CHC Group LLC,
11.75%, 9/1/30(1)	1,555	1,507
Kodiak Gas Services LLC,
6.50%, 10/1/33(1)	1,855	1,875
6.75%, 10/1/35(1)	1,695	1,722
Nabors Industries, Inc.,
9.13%, 1/31/30(1)	1,355	1,423
Noble Finance II LLC,
8.00%, 4/15/30(1)	1,750	1,802
Oceaneering International, Inc.,
6.00%, 2/1/28	2,615	2,626
SESI LLC,
7.88%, 9/30/30(1)	2,215	2,259
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  175 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Oil & Gas Services & Equipment – 1.5%continued
Tidewater, Inc.,
9.13%, 7/15/30(1)	$2,040	$2,173
Transocean Aquila Ltd.,
8.00%, 9/30/28(1)	1,292	1,323
Transocean International Ltd.,
8.75%, 2/15/30(1)	2,853	2,967
8.50%, 5/15/31(1)	1,440	1,510
7.88%, 10/15/32(1)	1,065	1,138
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29(1)	4,485	4,589
6.25%, 10/1/33(1)	515	513
Weatherford International Ltd.,
6.75%, 10/15/33(1)	3,830	3,913
		31,340
Oil & Gas Supply Chain – 9.4%
California Resources Corp.,
7.00%, 1/15/34(1)	4,940	4,980
CITGO Petroleum Corp.,
8.38%, 1/15/29(1)	2,750	2,840
CNX Resources Corp.,
7.38%, 1/15/31(1)	1,631	1,676
7.25%, 3/1/32(1)	3,397	3,500
5.88%, 3/1/34(1)	1,335	1,300
Comstock Resources, Inc.,
6.75%, 3/1/29(1) †	3,175	3,134
6.75%, 3/1/29(1)	1,960	1,937
Crescent Energy Finance LLC,
7.75%, 7/31/29(1)	8,232	8,294
7.63%, 4/1/32(1)	2,050	2,080
7.88%, 4/15/32(1) †	780	797
8.38%, 1/15/34(1)	2,940	3,074
CVR Energy, Inc.,
7.50%, 2/15/31(1)	2,085	2,101
7.88%, 2/15/34(1)	1,565	1,571
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28(1)	2,275	2,273
8.63%, 3/15/29(1)	5,690	5,888
7.38%, 6/30/33(1)	2,910	2,934
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	5,410	5,590
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Oil & Gas Supply Chain – 9.4%continued
6.75%, 3/15/34	$1,530	$1,523
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,565	3,568
7.13%, 7/1/33(1)	1,480	1,492
Harvest Midstream I L.P.,
7.50%, 9/1/28(1)	2,750	2,777
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(1)	5,857	5,869
8.38%, 11/1/33(1)	1,515	1,581
Howard Midstream Energy Partners LLC,
6.63%, 1/15/34(1)	2,010	2,018
Infinity Natural Resources LLC,
7.63%, 4/1/31(1) †	2,325	2,337
ITT Holdings LLC,
6.50%, 8/1/29(1)	7,600	7,390
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28(1)	5,490	5,621
Matador Resources Co.,
6.00%, 4/15/34(1)	1,535	1,525
Murphy Oil Corp.,
6.00%, 10/1/32†	3,525	3,501
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32(1)	6,263	6,454
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28†	6,343	6,314
Permian Resources Operating LLC,
8.00%, 4/15/27(1)	4,500	4,504
SM Energy Co.,
6.75%, 8/1/29(1)	6,564	6,663
8.63%, 11/1/30(1)	2,830	2,986
8.75%, 7/1/31(1) †	3,715	3,883
7.00%, 8/1/32(1) †	1,865	1,904
9.63%, 6/15/33(1)	3,430	3,789
6.63%, 4/15/34(1)	2,550	2,543
Sunoco L.P.,
7.00%, 5/1/29(1)	4,075	4,180
4.50%, 10/1/29(1)	1,100	1,063
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 176 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Oil & Gas Supply Chain – 9.4%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.23%), 7.88%, 9/18/30(1) (2) (3)	$3,040	$3,104
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 4/30/30	1,350	1,301
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29(1)	3,815	3,925
Talos Production, Inc.,
9.00%, 2/1/29(1)	790	822
9.38%, 2/1/31(1)	4,910	5,203
TransMontaigne Partners LLC,
8.50%, 6/15/30(1)	5,215	5,272
Venture Global Calcasieu Pass LLC,
3.88%, 11/1/33(1)	5,115	4,532
Venture Global LNG, Inc.,
9.50%, 2/1/29(1)	13,525	14,625
8.38%, 6/1/31(1)	9,283	9,654
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(1)	330	339
6.50%, 1/15/34(1)	3,515	3,664
6.50%, 6/15/34(1)	1,010	1,051
6.75%, 1/15/36(1)	3,800	4,025
		194,971
Publishing & Broadcasting – 2.5%
Beasley Mezzanine Holdings LLC,
9.20%, 8/1/28(1) (5)	5,830	2,157
Clear Channel Outdoor Holdings, Inc.,
7.50%, 6/1/29(1)	5,381	5,404
7.88%, 4/1/30(1)	2,225	2,328
7.13%, 2/15/31(1)	1,780	1,865
Dotdash Meredith, Inc.,
7.63%, 6/15/32(1)	5,040	4,647
EW Scripps (The) Co.,
9.88%, 8/15/30(1)	4,870	4,728
Gray Media, Inc.,
10.50%, 7/15/29(1) †	4,742	5,039
5.38%, 11/15/31(1)	4,371	3,242
9.63%, 7/15/32(1)	2,050	2,050
iHeartCommunications, Inc.,
10.88%, 5/1/30(1) †	2,341	1,500
7.75%, 8/15/30(1)	3,051	2,429
Lamar Media Corp.,
5.38%, 11/1/33(1) †	3,455	3,382
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Publishing & Broadcasting – 2.5%continued
McGraw-Hill Education, Inc.,
7.38%, 9/1/31(1) †	$3,795	$3,866
Nexstar Media, Inc.,
5.63%, 7/15/27(1)	4,005	4,003
6.50%, 9/15/33(1)	3,130	3,154
4/15/34(1) (7)	2,280	2,287
		52,081
Real Estate Investment Trusts – 1.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27(1)	3,503	3,436
Global Net Lease, Inc.,
4.50%, 9/30/28(1)	5,390	5,223
IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,130	5,068
Millrose Properties, Inc.,
6.38%, 8/1/30(1)	2,710	2,709
6.25%, 9/15/32(1)	2,110	2,071
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27†	3,430	3,193
8.50%, 2/15/32(1)	395	400
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29(1)	2,720	2,611
RHP Hotel Properties L.P./RHP Finance Corp.,
5.75%, 3/15/34(1)	890	878
Service Properties Trust,
0.00%, 9/30/27(1) (9)	290	264
5.50%, 12/15/27	6,430	6,438
		32,291
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,135	4,225
Retail - Consumer Staples – 0.2%
Albertsons Cos., Inc.,
5.63%, 3/31/32(1)	1,195	1,177
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  177 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Retail - Consumer Staples – 0.2%continued
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.75%, 3/31/34(1)	$1,965	$1,922
		3,099
Retail - Discretionary – 3.6%
Academy Ltd.,
6.00%, 11/15/27(1)	5,915	5,919
Advance Auto Parts, Inc.,
7.00%, 8/1/30(1) †	2,230	2,259
7.38%, 8/1/33(1) †	3,445	3,489
Bath & Body Works, Inc.,
6.63%, 10/1/30(1)	4,160	4,199
6.75%, 7/1/36	7,330	7,029
Carvana Co.,
9.00%, (100% Cash), 6/1/30(1) (4)	1,174	1,221
9.00%, 6/1/31(1) (4) †	1,608	1,739
Gee Automotive Holdings LLC,
7.25%, 3/1/31(1)	3,593	3,604
Ken Garff Automotive LLC,
4.88%, 9/15/28(1)	5,150	5,059
LBM Acquisition LLC,
9.50%, 6/15/31(1)	3,735	3,251
Macy's Retail Holdings LLC,
4.50%, 12/15/34	4,700	4,007
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29(1)	6,904	6,850
Michaels (The) Cos., Inc.,
8.50%, 3/15/33(1)	4,050	3,943
11.00%, 3/15/34(1)	1,340	1,248
Park River Holdings, Inc.,
8.00%, 3/15/31(1)	3,975	3,957
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 9/15/32(1) †	1,290	1,296
Saks Global Enterprises LLC,
11.00%, 12/15/29(1) (5)	2,705	3
11.00%, 12/15/29(1) (5)	985	10
Staples, Inc.,
10.75%, 9/1/29(1)	7,385	6,830
Victoria's Secret & Co.,
4.63%, 7/15/29(1) †	3,385	3,226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Retail - Discretionary – 3.6%continued
Victra Holdings LLC/Victra Finance Corp.,
8.75%, 9/15/29(1) †	$6,135	$6,367
		75,506
Software – 2.5%
Capstone Borrower, Inc.,
8.00%, 6/15/30(1)	3,015	2,881
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29(1)	2,610	1,878
Cloud Software Group, Inc.,
9.00%, 9/30/29(1)	6,630	6,396
8.25%, 6/30/32(1)	7,120	6,753
6.63%, 8/15/33(1) †	2,075	1,845
CoreWeave, Inc.,
9.25%, 6/1/30(1) †	9,335	9,070
9.00%, 2/1/31(1)	640	609
McAfee Corp.,
7.38%, 2/15/30(1) †	10,954	9,050
Pagaya U.S. Holdings Co. LLC,
8.88%, 8/1/30(1)	8,870	6,350
UKG, Inc.,
6.88%, 2/1/31(1)	7,825	7,647
		52,479
Specialty Finance – 8.7%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26(2) (3)	5,515	5,463
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28(2) (3)	1,490	1,383
Arbor Realty SR, Inc.,
8.50%, 12/15/28(1) †	835	821
Azorra Finance Ltd.,
6.25%, 2/15/34(1)	3,585	3,327
Blackstone Mortgage Trust, Inc.,
7.75%, 12/1/29(1)	2,165	2,275
Block, Inc.,
6.00%, 8/15/33(1)	2,400	2,360
Bread Financial Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%), 8.38%, 6/15/35(1) (2) †	2,041	2,064
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 178 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Specialty Finance – 8.7%continued
Burford Capital Global Finance LLC,
6.88%, 4/15/30(1)	$7,929	$6,999
9.25%, 7/1/31(1)	8,340	7,527
7.50%, 7/15/33(1)	540	449
8.50%, 1/15/34(1)	295	253
Capital One Financial Corp.,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27(2) †	5,485	5,438
CPI CG, Inc.,
10.00%, 7/15/29(1)	5,345	5,641
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/1/30(1)	1,035	986
6.75%, 12/1/32(1)	2,810	2,644
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM,
7.38%, 9/30/30(1)	2,460	2,369
Encore Capital Group, Inc.,
9.25%, 4/1/29(1)	3,065	3,207
8.50%, 5/15/30(1) †	6,310	6,672
6.63%, 4/15/31(1)	545	542
Enova International, Inc.,
9.13%, 8/1/29(1)	8,305	8,497
EZCORP, Inc.,
7.38%, 4/1/32(1)	2,010	2,100
Fair Isaac Corp.,
6.25%, 9/15/34(1)	4,520	4,445
Freedom Mortgage Corp.,
12.25%, 10/1/30(1)	4,530	4,888
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29(1)	3,175	3,218
8.38%, 4/1/32(1)	2,405	2,366
FTAI Aviation Investors LLC,
7.00%, 6/15/32(1)	3,460	3,547
ION Platform Finance U.S., Inc.,
7.88%, 9/30/32(1)	3,395	2,628
ION Platform Finance U.S., Inc./ION Platform Finance S.A.R.L.,
8.75%, 5/1/29(1)	3,770	3,506
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28(1)	2,750	2,563
Jefferson Capital Holdings LLC,
6.00%, 8/15/26(1)	7,115	7,119
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Specialty Finance – 8.7%continued
9.50%, 2/15/29(1)	$3,060	$3,211
8.25%, 5/15/30(1) †	1,218	1,268
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (5) (8)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27(1)	8,885	8,778
Midcap Financial Issuer Trust,
6.50%, 5/1/28(1)	4,615	4,478
Navient Corp.,
5.00%, 3/15/27	8,600	8,406
OneMain Finance Corp.,
7.50%, 5/15/31	5,365	5,394
6.50%, 3/15/33	4,328	4,137
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(1)	4,895	4,864
5.75%, 9/15/31(1)	1,545	1,429
6.88%, 5/15/32(1)	1,825	1,761
6.75%, 2/15/34(1)	2,490	2,330
Planet Financial Group LLC,
10.50%, 12/15/29(1)	5,850	5,611
Rfna L.P.,
7.88%, 2/15/30(1) †	9,035	8,635
Rocket Cos., Inc.,
6.50%, 8/1/29(1)	5,652	5,716
6.13%, 8/1/30(1)	4,885	4,930
UWM Holdings LLC,
6.25%, 3/15/31(1) †	3,050	2,778
Voyager Aviation Holdings LLC,
8.50%, 5/9/26(1) (5) (8)	2,524	—
WEX, Inc.,
6.50%, 3/15/33(1)	2,485	2,434
		181,457
Steel – 0.4%
Cleveland-Cliffs, Inc.,
7.50%, 9/15/31(1)	2,971	2,963
Commercial Metals Co.,
5.75%, 11/15/33(1)	1,420	1,405
6.00%, 12/15/35(1)	1,780	1,755
TMS International Corp.,
6.25%, 4/15/29(1)	2,130	2,056
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  179 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Steel – 0.4%continued
United States Steel Corp.,
6.88%, 3/1/29	$1,004	$1,004
		9,183
Technology Hardware – 0.9%
NCR Atleos Corp.,
9.50%, 4/1/29(1)	10,984	11,758
Seagate Data Storage Technology Pte. Ltd.,
3.38%, 7/15/31(1)	2,615	2,223
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	5,044	5,078
		19,059
Telecommunications – 4.6%
Altice Financing S.A.,
5.00%, 1/15/28(1) †	4,915	3,451
5.75%, 8/15/29(1) †	2,160	1,512
Altice France Lux 3/Altice Holdings 1,
10.00%, 1/15/33(1)	2,052	1,865
APLD ComputeCo 2 LLC,
6.75%, 3/15/31(1)	890	884
APLD ComputeCo LLC,
9.25%, 12/15/30(1) †	2,750	2,833
Cipher Compute LLC,
7.13%, 11/15/30(1) †	3,145	3,258
EchoStar Corp.,
10.75%, 11/30/29	13,320	14,389
Flash Compute LLC,
7.25%, 12/31/30(1)	1,532	1,543
Level 3 Financing, Inc.,
4.25%, 7/1/28(1)	9,651	9,312
6.88%, 6/30/33(1)	3,945	4,017
7.00%, 3/31/34(1)	3,090	3,163
8.50%, 1/15/36(1)	4,195	4,377
Lumen Technologies, Inc.,
4.50%, 1/15/29(1) †	500	469
7.60%, 9/15/39†	335	312
7.65%, 3/15/42	335	307
SV RNO Property Owner 1 LLC,
5.88%, 3/1/31(1)	9,400	9,292
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
6.50%, 2/15/29(1) †	10,180	9,887
8.63%, 6/15/32(1) †	3,195	3,254
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Telecommunications – 4.6%continued
Viasat, Inc.,
5.63%, 4/15/27(1) †	$6,350	$6,307
6.50%, 7/15/28(1)	1,106	1,093
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31(1)	9,431	9,857
Zayo Group Holdings, Inc.,
9.25%, 3/9/30(1) (4)	703	699
13.75%, 9/9/30(1) (4)	3,464	3,236
		95,317
Tobacco & Cannabis – 0.2%
Turning Point Brands, Inc.,
7.63%, 3/15/32(1)	4,845	4,958
Transportation & Logistics – 3.4%
Allegiant Travel Co.,
7.25%, 8/15/27(1)	3,064	3,067
American Airlines, Inc.,
7.25%, 2/15/28(1) †	1,840	1,850
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(1)	596	597
5.75%, 4/20/29(1)	13,010	12,939
Beacon Mobility Corp.,
7.25%, 8/1/30(1)	3,680	3,801
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29(1)	5,385	5,154
Genesee & Wyoming, Inc.,
6.25%, 4/15/32(1)	2,115	2,140
OneSky Flight LLC,
8.88%, 12/15/29(1)	5,140	5,306
RXO, Inc.,
6.38%, 5/15/31(1)	4,910	4,711
Star Leasing Co. LLC,
7.63%, 2/15/30(1)	9,590	8,875
Stonepeak Nile Parent LLC,
7.25%, 3/15/32(1)	6,435	6,693
United Airlines, Inc.,
4.63%, 4/15/29(1)	6,750	6,623
XPO, Inc.,
7.13%, 6/1/31(1)	8,069	8,312
		70,068
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 180 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.0% continued
Transportation Equipment – 0.3%
Allison Transmission, Inc.,
5.88%, 12/1/33(1)	$800	$795
JB Poindexter & Co., Inc.,
8.75%, 12/15/31(1)	450	456
Trinity Industries, Inc.,
7.75%, 7/15/28(1)	4,942	5,066
		6,317
Total Corporate Bonds
(Cost $1,762,026)		1,705,890

FOREIGN ISSUER BONDS – 13.2%
Aerospace & Defense – 0.4%
Bombardier, Inc.,
7.50%, 2/1/29(1)	2,865	2,975
7.25%, 7/1/31(1)	2,595	2,719
7.00%, 6/1/32(1)	1,361	1,412
6.75%, 6/15/33(1)	1,095	1,131
		8,237
Asset Management – 0.2%
CI Financial Corp.,
7.50%, 5/30/29(1)	4,500	4,722
Automotive – 0.8%
Forvia S.E.,
6.75%, 9/15/33(1)	1,930	1,884
IHO Verwaltungs GmbH,
7.75%, (100% Cash), 11/15/30(1) (4)	4,654	4,731
ZF North America Capital, Inc.,
7.13%, 4/14/30(1)	2,770	2,731
7.50%, 3/24/31(1)	1,600	1,572
6.88%, 4/23/32(1)	5,240	4,979
		15,897
Banking – 0.7%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29(2) (3) †	3,775	4,078
Barclays PLC,
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29(2) (3)	1,635	1,783
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.2% continued
Banking – 0.7%continued
Credit Agricole S.A.,
(Variable, USD SOFR ICE Swap Rate 5Y + 3.58%), 7.13%, 9/23/35(1) (2) (3) †	$2,490	$2,514
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.63%, 9/27/35(2) (3) †	1,210	1,155
Nordea Bank Abp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%), 6.75%, 11/10/33(1) (2) (3)	2,280	2,274
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28(1) (2) (3)	3,110	3,359
		15,163
Biotechnology & Pharmaceuticals – 0.2%
Bausch Health Cos., Inc.,
4.88%, 6/1/28(1)	4,135	3,787
Cable & Satellite – 0.4%
Virgin Media O2 Vendor Financing Notes VI DAC,
8.50%, 3/15/33(1)	1,355	1,184
Ziggo Bond Co. B.V.,
5.13%, 2/28/30(1) †	8,160	7,002
		8,186
Chemicals – 1.2%
Cerdia Finanz GmbH,
9.38%, 10/3/31(1)	11,855	11,743
Consolidated Energy Finance S.A.,
5.63%, 10/15/28(1) †	6,655	6,197
12.00%, 2/15/31(1)	2,635	2,596
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30(1)	4,060	3,645
		24,181
Commercial Support Services – 0.1%
Garda World Security Corp.,
6.50%, 1/15/31(1)	1,530	1,551
E-Commerce Discretionary – 0.1%
Rakuten Group, Inc.,
9.75%, 4/15/29(1)	2,947	3,140
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  181 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.2% continued
Electric Utilities – 0.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC,
6.38%, 2/15/32(1)	$3,540	$3,459
Electrical Equipment – 0.0%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	203	203
Home Construction – 0.1%
Mattamy Group Corp.,
6.00%, 12/15/33(1)	2,345	2,202
Household Products – 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1) †	3,460	2,137
Insurance – 1.1%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32(1)	11,577	11,343
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32(1)	7,540	7,064
Jones Deslauriers Insurance Management, Inc.,
6.88%, 10/1/33(1)	4,770	4,364
		22,771
Leisure Facilities & Services – 1.6%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30(1)	4,335	4,075
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29(1)	4,795	4,901
Brightstar Lottery PLC/Brightstar Global Solutions Corp.,
5.75%, 1/15/33(1)	1,980	1,925
Melco Resorts Finance Ltd.,
5.63%, 7/17/27(1) †	6,475	6,383
5.38%, 12/4/29(1) †	2,500	2,401
6.50%, 9/24/33(1)	5,015	4,813
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc.,
8.00%, 8/1/30(1)	580	556
Studio City Finance Ltd.,
5.00%, 1/15/29(1)	5,435	5,096
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.2% continued
Leisure Facilities & Services – 1.6%continued
Wynn Macau Ltd.,
6.75%, 2/15/34(1)	$2,860	$2,791
		32,941
Metals & Mining – 1.6%
Aris Mining Corp.,
8.00%, 10/31/29(1) †	4,220	4,370
Capstone Copper Corp.,
6.75%, 3/31/33(1)	3,855	3,829
First Quantum Minerals Ltd.,
8.63%, 6/1/31(1)	8,860	9,186
7.25%, 2/15/34(1)	1,365	1,390
6.38%, 2/15/36(1)	2,420	2,328
Fortescue Treasury Pty. Ltd.,
4.38%, 4/1/31(1)	7,040	6,652
Taseko Mines Ltd.,
8.25%, 5/1/30(1)	6,346	6,616
		34,371
Oil & Gas Services & Equipment – 0.3%
Enerflex, Inc.,
6.88%, 1/15/31(1)	1,385	1,414
Seadrill Finance Ltd.,
8.38%, 8/1/30(1)	5,355	5,538
		6,952
Oil & Gas Supply Chain – 0.4%
Baytex Energy Corp.,
7.38%, 3/15/32(1)	2,055	2,126
EG Global Finance PLC,
12.00%, 11/30/28(1)	5,286	5,656
		7,782
Retail - Discretionary – 0.0%
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(1)	1,190	1,087
Software – 0.1%
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	2,055	1,836
Specialty Finance – 0.9%
GGAM Finance Ltd.,
8.00%, 2/15/27(1)	3,300	3,331
goeasy Ltd.,
9.25%, 12/1/28(1)	4,105	3,818
6.88%, 5/15/30(1)	5,976	4,952
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 182 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.2% continued
Specialty Finance – 0.9%continued
6.88%, 2/15/31(1) †	$1,175	$945
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30(1)	5,300	5,333
		18,379
Steel – 0.2%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	3,334	3,562
Telecommunications – 2.1%
Altice France S.A.,
6.88%, 10/15/30(1)	2,467	2,359
6.50%, 4/15/32(1)	4,958	4,698
6.88%, 7/15/32(1)	6,898	6,537
Connect Finco S.A.R.L./Connect U.S. Finco LLC,
9.00%, 9/15/29(1)	3,952	4,152
Fibercop S.p.A.,
6.38%, 11/15/33(1)	5,664	5,597
Iliad Holding SAS,
7.00%, 10/15/28(1)	2,950	2,969
8.50%, 4/15/31(1)	1,175	1,229
7.00%, 4/15/32(1)	2,400	2,403
Telesat Canada/Telesat LLC,
5.63%, 12/6/26(1)	1,920	1,526
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31(1)	5,250	4,509
4.75%, 7/15/31(1)	4,740	4,078
6.75%, 1/15/33(1)	3,200	2,859
		42,916
Transportation & Logistics – 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27(1)	2,995	2,956
6.38%, 2/1/30(1) †	4,055	3,502
		6,458
Transportation Equipment – 0.1%
New Flyer Holdings, Inc.,
9.25%, 7/1/30(1)	1,780	1,903
Total Foreign Issuer Bonds
(Cost $279,346)		273,823

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 0.1% (10)
Biotechnology & Pharmaceuticals – 0.1%
Alvogen Pharma U.S., Inc., Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 3.00% Floor), 6.20%, 3/1/29	$2,723	$1,743
Total Term Loans
(Cost $2,663)		1,743

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Containers & Packaging – 0.0%
Ardagh Holdings S.A.(1) *	92,505	$685
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(8) (11) *	2,621	—
Total Common Stocks
(Cost $7,069)		685

PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(5) (8) (11) *	15,725	—
Total Preferred Stocks
(Cost $1,573)		—

INVESTMENT COMPANIES – 9.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(12) (13) (14)	115,080,679	115,081
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(12) (13)	71,222,445	71,222
Total Investment Companies
(Cost $186,303)		186,303

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  183 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.64%, 5/7/26(15) (16)	$1,206	$1,202
Total Short-Term Investments
(Cost $1,202)		1,202

Total Investments – 104.3%
(Cost $2,240,182)		2,169,646
Liabilities less Other Assets – (4.3%)		(90,242)
NET ASSETS – 100.0%		$2,079,404

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately
$1,765,252,000 or 84.9% of net assets.

(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Principal amount is less than one thousand.
(7)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(8)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(9)	Zero coupon bond.
(10)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(11)	Restricted security. At March 31, 2026, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
Voyager Aviation Holdings LLC	5/18/21	3

(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of March 31, 2026 is disclosed.
(14)	Investment of cash collateral received from securities lending activities.
(15)	Discount rate at the time of purchase.
(16)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	400	$82,978	Long	6/26	$(639)
5-Year U.S. Treasury Note	500	54,090	Long	6/26	(825)
Total					$(1,464)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 184 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$1,705,890	$—	$1,705,890
Foreign Issuer Bonds(1)	—	273,823	—	273,823
Term Loans	—	1,743	—	1,743
Common Stocks(1)	—	685	—	685
Investment Companies	186,303	—	—	186,303
Short-Term Investments	—	1,202	—	1,202
Total Investments	$186,303	$1,983,343	$—	$2,169,646
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,464)	$—	$—	$(1,464)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$570,905	$455,824	$115,081	115,080,679	$1,177 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	34,238	693,104	656,120	71,222	71,222,445	2,638
Total	$34,238	$1,264,009	$1,111,944	$186,303	186,303,124	$3,815

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  185 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.6%
Consumer Services – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,246
Health Care Facilities & Services – 0.5%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	484
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,778
		5,262
Total Corporate Bonds
(Cost $6,850)		6,508

MUNICIPAL BONDS – 96.4%
Alabama – 3.0%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	1,500	1,582
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	6,000	6,361
Black Belt Energy Gas District Gas Project Revenue Bonds, Series A,
5.00%, 12/1/27	1,250	1,281
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2)	3,930	3,969
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	2,500	2,525
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2)	7,500	7,541
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 7/1/29	945	983
Huntsville Health Care Authority Revenue Bonds, Series B,
5.00%, 6/1/35	6,000	6,675
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,424
Mobile County Board of School Commissioners Special Tax Refunding Bonds (AG Insured),
5.00%, 3/1/29	1,500	1,593
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Alabama – 3.0%continued
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	$2,000	$2,116
		36,050
Alaska – 1.0%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,130
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/40	500	549
5.50%, 10/1/41	500	543
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/32	2,010	2,223
Juneau City & Borough G.O. Unlimited Bonds,
5.00%, 6/1/35	2,000	2,280
Matanuska-Susitna Borough G.O. Unlimited Bonds, Series A,
5.00%, 11/1/44	725	776
		11,501
Arizona – 2.8%
Arizona Board of Regents Revenue Refunding Bonds, Series A, Arizona State University,
7/1/41(3)	1,000	1,099
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	299
4.00%, 7/1/41	800	719
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	915
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	3,000	3,048
Glendale IDA Revenue Bonds, Midwestern University,
5.00%, 5/15/40	1,375	1,480
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 186 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 2.8%continued
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	$1,775	$1,816
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,508
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	180
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,501
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/45	1,055	1,116
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 7/1/39	12,000	13,433
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,013
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	1,500	1,583
Western Maricopa Education Center District No. 402 G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 7/1/27	585	602
5.00%, 7/1/28	1,000	1,052
		33,364
Arkansas – 1.2%
Arkansas Development Finance Authority Environmental Variable Revenue Bonds (AMT), United States Steel Corp. Project,
4.00%, 3/1/33(1) (2)	10,000	9,948
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arkansas – 1.2%continued
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$4,000	$3,409
2.25%, 2/1/41	1,485	1,074
		14,431
California – 7.5%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,287
5.00%, 10/1/52	5,000	5,040
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	4,525	4,516
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	5,705	6,017
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
4.00%, 12/1/27(1) (2)	5,000	5,059
5.00%, 12/1/32(1) (2)	2,000	2,042
5.00%, 8/1/33(1) (2)	5,000	5,410
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,225	3,175
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	3,000	3,083
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,500	2,844
5.00%, 8/1/34	2,000	2,296
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  187 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
California – 7.5%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	$4,000	$4,405
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/34	1,585	1,614
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(4)	11,850	14,457
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	601
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	4,420	4,710
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/31	2,480	2,709
5.00%, 7/1/34	1,500	1,682
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.25%, 7/1/38	3,000	3,034
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment & Real Property,
5.00%, 5/1/28	1,250	1,315
Oakland Unified School District Alameda County, G.O. Unlimited Bonds, Series A, Election of 2020,
8/1/28(3)	1,000	1,055
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,422
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
California – 7.5%continued
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	$2,500	$2,751
Southern California State Public Power Authority Variable Revenue Bonds, Southern Transmission System,
5.00%, 7/1/29(1) (2)	2,655	2,786
University of California Revenue Refunding Bonds, Series BZ,
5.00%, 5/15/39	1,635	1,822
University of California Revenue Refunding Bonds, Series CE,
5.00%, 11/15/36	2,500	2,883
		89,095
Colorado – 4.5%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	229
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,828
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/40	1,500	1,696
Arvada Sales & Use TRB,
5.00%, 12/1/31	2,000	2,116
Colorado Bridge & Tunnel Enterprise Senior Infrastructure Revenue Bonds, Series A (AG Insured),
5.25%, 12/1/44	930	1,009
5.25%, 12/1/45	1,300	1,400
Colorado Educational & Cultural Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/43	1,735	1,849
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,032
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 188 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Colorado – 4.5%continued
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System/Sunbelt,
4.00%, 11/15/41	$1,000	$981
Colorado State Health Facilities Authority Revenue Bonds, Series A, Craig Hospital Project,
5.00%, 12/1/44	1,625	1,679
5.00%, 12/1/45	2,225	2,289
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,223
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 12/1/29	2,000	2,129
Colorado State Health Facilities Authority Variable Revenue Bonds, AdventHealth Obligated Group ,
5.00%, 11/15/28(1) (2)	4,000	4,206
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.50%, 11/15/35	10,000	11,151
5.00%, 11/15/41	1,000	1,046
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	4,500	4,579
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,754
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,899
		53,095
Connecticut – 1.7%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,877
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 8/15/34	2,000	2,290
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Connecticut – 1.7%continued
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A-3, Yale University,
2.95%, 7/1/27(1) (2)	$3,000	$3,012
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Transportation Infrastructure,
5.00%, 7/1/41	2,000	2,210
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,170
		20,559
Delaware – 0.3%
Delaware State EDA Variable Revenue Refunding Bonds, Series A, NRG Energy Project,
4.00%, 10/1/35(1) (2)	3,350	3,295
District of Columbia – 1.4%
District of Columbia G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/28	3,500	3,685
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 7/1/47	2,000	2,072
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	7,500	8,087
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,702
		16,546
Florida – 8.4%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,523
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/40	795	840
Broward County School Board Refunding COPS, Series A,
7/1/27(3)	8,260	8,483
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  189 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Florida – 8.4%continued
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	$3,000	$3,017
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects,
5.00%, 12/1/32	1,300	1,428
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B, Prerefunded,
4.00%, 7/1/26(5)	2,000	2,008
Central Florida State Tourism Oversight District Utilities Revenue Bonds, Series 1,
5.00%, 10/1/40	3,105	3,413
Columbia County School Board COPS (AG Insured),
5.00%, 7/1/37	1,135	1,258
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/33	2,100	2,313
Greater Orlando Aviation Authority Special Purpose Airport Facilities Revenue Bonds (AMT), United Airlines Inc., Project,
5.50%, 11/1/37	1,500	1,563
JEA Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	10,000	10,293
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/31	2,000	2,190
Lee County Airport Variable Revenue Bonds, Series A-2 (AMT),
5.00%, 10/1/31(1) (2)	1,500	1,608
Lee County School Board COPS, Series A,
5.00%, 8/1/33	2,350	2,632
Lee County Transportation Facilities Revenue Refunding Bonds,
5.00%, 10/1/27	1,600	1,651
Manatee County School Board COPS, Master Lease Program (AG Insured),
5.00%, 7/1/42	2,000	2,178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Florida – 8.4%continued
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured),
5.00%, 2/1/37	$1,500	$1,649
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/35	2,810	3,091
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	4,000	4,000
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	6,800	7,113
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AMT) (AGM Insured),
4.00%, 10/1/45	2,325	2,108
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,452
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,512
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/39	1,250	1,324
5.00%, 3/1/40	1,000	1,054
5.00%, 3/1/41	1,000	1,045
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2)	1,000	933
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	625	625
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,300	1,452
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,116
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 190 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Florida – 8.4%continued
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	$4,000	$3,647
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	4,000	4,000
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	2,500	2,744
USF Financing Corp. Capital Improvement Revenue Refunding Bonds, Student Housing Project,
5.00%, 7/1/29	2,000	2,137
5.00%, 7/1/34	1,000	1,124
Volusia County Educational Facilities Authority Revenue Bonds, Embry Riddle Aeronautical University,
5.00%, 10/15/35	2,500	2,805
		100,329
Georgia – 2.5%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,248
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/33	1,100	1,210
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	576
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,255
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,058
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(1) (2)	5,000	5,243
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	2,500	2,623
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Georgia – 2.5%continued
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	$2,500	$2,500
Private Colleges & Universities Authority Exchangeable Revenue Bonds, Series B, Emory University,
5.00%, 9/1/33	3,000	3,388
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,126
		29,227
Hawaii – 0.6%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	5,000	5,075
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	2,510	2,524
		7,599
Illinois – 7.9%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,382
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.75%, 12/1/50	2,000	2,000
Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/33	2,640	2,721
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,706
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	2,400	2,453
Chicago Park District G.O. Limited Bonds, Series A,
5.00%, 1/1/40	1,500	1,614
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  191 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Illinois – 7.9%continued
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	$1,220	$1,264
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,773
Cook County High School District No. 201J Sterling Morton Township G.O. Limited Bonds (AG Insured),
5.00%, 6/1/42	1,400	1,502
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,147
5.25%, 11/15/35	5,000	5,151
Cook Kane Lake & Mc Henry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,129
DuPage County High School District No. 87 Glenbard Township G.O. Unlimited Bonds,
5.00%, 1/1/43	1,500	1,589
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,055
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	305
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	1,994
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
5.00%, 11/1/36	2,000	2,130
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
5.00%, 11/15/34	3,000	3,277
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University System for Health,
5.00%, 11/15/30	3,650	3,894
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Illinois – 7.9%continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	$4,150	$4,572
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, UChicago Medicine,
5.00%, 8/15/35(1) (2)	2,500	2,769
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,750	1,854
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	2,700	2,972
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,521
5.00%, 9/1/35	4,000	4,367
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/39	5,000	5,305
Illinois State Sales TRB, Junior Obligation Series B,
5.00%, 6/15/38	3,000	3,257
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,050
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,728
Lake County Community Consolidated School District No. 34 Antioch G.O. Unlimited Bonds, Series C,
5.00%, 1/1/44	2,545	2,667
5.00%, 1/1/45	2,670	2,778
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,033
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,575
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 192 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Illinois – 7.9%continued
Oak Park G.O. Unlimited Refunding Bonds,
5.00%, 11/1/29	$1,000	$1,072
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	537
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,203
		93,346
Indiana – 2.6%
Bloomington Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 2/1/45	800	834
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/41	3,910	4,151
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	4,891
Indiana State Finance Authority Health System Variable Revenue Bonds, Series B-1, Indiana University Health,
5.00%, 7/1/28(1) (2)	3,000	3,137
Indiana State Finance Authority Thermal Energy System Utility Revenue Refunding Bonds, Citizens Energy Group Project,
5.25%, 10/1/43	1,360	1,460
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	3,000	3,119
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/38	5,250	5,786
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/38	1,600	1,769
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Indiana – 2.6%continued
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/38	$2,440	$2,651
IPS Multi-School Building Corp. Sustainable Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/41	1,000	1,073
Lebanon Middle School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/40	1,000	1,075
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,053
		30,999
Iowa – 0.2%
Le Mars Community School District G.O. Unlimited Bonds (AG Insured),
5.00%, 6/1/35	1,890	2,054
Kansas – 0.1%
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.50%, 9/1/35	670	739
University of Kansas Hospital Authority Health Facilities Revenue Refunding Bonds, The University of Kansas Health System,
3/1/28(3)	875	911
		1,650
Kentucky – 5.2%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,629
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	2,500	2,442
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	3,939
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  193 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Kentucky – 5.2%continued
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/34	$750	$785
5.00%, 8/1/35	550	573
5.00%, 8/1/36	750	779
Kentucky State Property & Buildings Commission Revenue Bonds, Project No.130, Series A,
5.00%, 11/1/30	2,425	2,654
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/38	4,500	5,018
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B,
5.00%, 12/1/33	2,885	2,912
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	6,000	6,350
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(1) (2)	9,000	9,637
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(1) (2)	8,130	8,606
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,287
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,408
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	6,000	5,113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Kentucky – 5.2%continued
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	$2,170	$2,385
Richmond G.O. Unlimited Bonds,
5.00%, 6/1/42	1,550	1,633
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas & Electric Co.,
1.30%, 9/1/27(1) (2)	1,000	969
		62,119
Louisiana – 1.3%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2)	2,500	2,371
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured),
5.00%, 8/1/43	795	841
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	3,500	3,628
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,926
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	5,500	4,685
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,545
		15,996
Maryland – 1.1%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	5,000	4,964
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 194 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Maryland – 1.1%continued
3.00%, 10/1/32	$2,000	$1,978
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series C, Medstar Health Issue,
5.00%, 8/15/29	1,500	1,603
Washington Suburban Sanitary District Consolidated Public Improvement Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,014
		13,559
Massachusetts – 1.7%
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	4,000	4,411
Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series G,
5.00%, 12/1/40	1,625	1,804
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/45	2,000	2,059
Massachusetts State Development Finance Agency Revenue Bonds, Middlesex Sustainable Energy Partners,
5.00%, 10/1/29	750	787
5.50%, 10/1/45	1,250	1,318
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,691
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	513
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	2,000	2,139
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/50	2,000	2,078
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Massachusetts – 1.7%continued
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	$3,000	$3,172
		19,972
Michigan – 3.0%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,543
Comstock Park Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 11/1/44	1,170	1,244
5.00%, 11/1/49	2,230	2,297
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,732
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,121
Lincoln Consolidated School District Refunding G.O. Unlimited Bonds, (Q-SBLF Insured),
5.00%, 5/1/28	1,750	1,834
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	631
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/27	3,175	3,248
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Healthcare,
1.20%, 4/13/28(1) (2)	1,250	1,193
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,470
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 11/15/29	6,000	6,392
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  195 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Michigan – 3.0%continued
Oakland University Revenue Refunding Bonds, Series A,
5.00%, 3/1/42	$1,000	$1,074
5.00%, 3/1/44	875	931
Rockford Public School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/44	3,805	4,011
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/30	1,760	1,894
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	4,200	4,477
		36,092
Minnesota – 0.6%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	2,000	2,026
Minnesota Municipal Gas Agency Revenue Bonds, Series A, Gas Project,
5.00%, 9/1/35	4,650	4,791
		6,817
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	646
Missouri – 0.6%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	1,215	1,239
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Marshall Energy Center Project,
5.00%, 1/1/51	1,000	1,018
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Missouri – 0.6%continued
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	$2,710	$2,993
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	2,039
		7,289
Nebraska – 1.1%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,767
McCook Revenue BANS,
4.50%, 9/1/27	2,000	2,015
Omaha G.O. Unlimited Bonds,
5.00%, 4/15/43	1,250	1,343
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/41	6,000	6,441
		13,566
Nevada – 0.8%
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Reno-Tahoe Airport Authority Revenue Bonds (AMT), Taho International Airport,
5.00%, 7/1/31	850	909
5.00%, 7/1/32	1,000	1,076
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,757
		9,007
New Hampshire – 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	1,070	1,147
5.00%, 1/1/32	835	917
5.00%, 1/1/33	1,245	1,379
		3,443
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 196 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
New Jersey – 0.7%
New Jersey State Transportation Trust Fund Authority Program Revenue Bonds, Series AA,
5.00%, 6/15/38	$1,600	$1,776
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transformation Program Notes,
5.00%, 6/15/33	3,325	3,492
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	2,870	2,888
		8,156
New Mexico – 0.3%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,343
New Mexico Finance Authority Subordinate Lien Public Project Revenue Bonds,
5.00%, 6/15/43	1,475	1,603
5.00%, 6/15/44	1,000	1,075
		4,021
New York – 10.5%
Glens Falls G.O. Limited BANS,
4.00%, 2/26/27	5,453	5,514
Metropolitan Transportation Authority Dedicated Tax Fund Sustainable Revenue Refunding Bonds, Series B-2,
5.00%, 11/15/47	7,000	7,304
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,667
New York City Municipal Water Finance Authority & Sewer System Revenue Refunding Bonds, Series DD, Fiscal 2025,
5.50%, 6/15/39	1,500	1,728
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,150
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
New York – 10.5%continued
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	$3,000	$3,081
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,630
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,069
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,606
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,163
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,815	3,977
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025,
5.00%, 11/1/43	2,750	2,946
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/47	5,000	5,144
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,362
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/35	2,750	2,861
5.00%, 3/1/37	3,700	3,817
New York G.O. Unlimited Bonds, Series G,
2/1/42(3)	2,000	2,161
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  197 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
New York – 10.5%continued
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	$5,000	$5,083
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	1,460	1,478
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	701
5.00%, 10/8/32	575	605
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,796
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,084
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,858
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,007
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2)	3,145	3,060
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,707
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,844
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,628
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
New York – 10.5%continued
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	$500	$457
5.00%, 12/1/42	255	262
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	373
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	595
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport,
5.50%, 6/30/39	2,250	2,431
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport New Terminal One Project,
6.00%, 6/30/50	1,375	1,457
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,198
5.00%, 3/15/40	2,500	2,584
Onondaga Civic Development Corp. Revenue Bonds, Syracuse University Project,
5.25%, 12/1/45	1,000	1,091
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,074
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/32	10,000	8,668
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 198 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
New York – 10.5%continued
2.00%, 10/1/34	$1,500	$1,236
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/28	2,000	2,102
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,356
		124,920
North Carolina – 0.5%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2)	4,500	4,239
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/40	1,250	1,379
		5,618
Ohio – 1.8%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,320
Columbus City School District G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 12/1/28	1,775	1,886
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	10,600	11,961
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	600	622
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	105
4.00%, 12/1/35	300	297
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,410
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Ohio – 1.8%continued
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health,
5.00%, 1/15/34	$2,260	$2,501
5.00%, 1/15/36	1,500	1,642
		21,744
Oklahoma – 0.3%
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.00%, 7/1/45	1,000	1,059
Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A (AG Insured),
5.00%, 1/1/37	1,250	1,396
Oklahoma State Water Resources Board State Loan Program Revenue Bonds, Series C,
5.00%, 10/1/41	1,020	1,096
		3,551
Oregon – 0.4%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,633
Lane County Eugene School District No.4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	482
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,096
		4,211
Pennsylvania – 1.9%
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
5.25%, 6/1/44	1,500	1,536
Lehigh County General Purpose Hospital Revenue Refunding Bonds, Lehigh Valley Health Network,
5.00%, 7/1/29	2,400	2,543
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	1,450	1,453
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  199 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Pennsylvania – 1.9%continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	$5,000	$5,088
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,092
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	1,984
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,210
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2025,
5.00%, 6/1/30	2,000	2,168
		22,074
Rhode Island – 0.5%
Rhode Island Infrastructure Bank State Revolving Fund Revenue Refunding Bonds, Series B, Master Trust,
5.00%, 10/1/29	4,000	4,317
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,539
		5,856
South Carolina – 1.0%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,144
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	10,000	10,675
		11,819
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Sanford Series C-2,
5.00%, 11/1/32(1) (2)	$2,355	$2,561
Tennessee – 1.1%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,001
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, The Vanderbilt University,
5.00%, 10/1/49	1,000	1,048
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT),
5.00%, 7/1/29	1,250	1,325
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	10,000	10,098
		13,472
Texas – 7.2%
Austin Certificates of Obligation G.O. Limited Bonds,
5.00%, 9/1/39	4,000	4,426
Austin Texas Electric Utility System Revenue Refunding Bonds,
5.00%, 11/15/38	3,000	3,327
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	766
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
5.25%, 11/1/39	2,000	2,179
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	1,000	1,001
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	2,630	2,638
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	1,000	553
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 200 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Texas – 7.2%continued
Fort Worth Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	$1,500	$1,708
5.00%, 2/15/36	1,500	1,712
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	2,000	2,145
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series A, Houston Methodist,
5.00%, 12/1/29	5,000	5,396
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	5,000	5,257
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,537
New Hope Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Children's Health System of Texas,
5.25%, 8/15/45	1,250	1,329
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	5,000	5,121
Port Houston Authority G.O. Unlimited Refunding Bonds, Series A (AMT),
5.00%, 10/1/29	4,000	4,193
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/1/30	2,820	2,900
San Antonio Electric & Gas Junior Lien Revenue Refunding Bonds,
5.00%, 2/1/35	1,640	1,742
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds, Series A,
2.90%, 12/1/27(1) (2)	2,750	2,735
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
5.00%, 2/1/39	3,000	3,339
5.00%, 2/1/40	2,600	2,877
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Texas – 7.2%continued
5.00%, 2/1/41	$2,400	$2,642
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/38	2,000	2,241
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,537
Sherman Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/48	4,000	4,096
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	1,000	1,103
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Ascension Senior Credit,
5.00%, 11/15/35(1) (2)	2,000	2,208
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Texas Health Resources System,
5.00%, 11/15/29(1) (2)	3,905	4,173
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,657
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/36	1,500	1,703
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	854
Texas Water Development Board Revenue Bonds, Master Trust,
5.00%, 10/15/35	2,000	2,290
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(2)	1,750	1,733
		86,118
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  201 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Utah – 0.9%
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, Seg Redevelopment Project (AG Insured),
5.00%, 6/1/35	$1,600	$1,809
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,351
5.00%, 7/1/36	5,000	5,297
5.00%, 7/1/42	2,000	2,001
		10,458
Virginia – 0.8%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,693
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2)	4,425	4,734
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	768
Virginia State HDA Revenue Bonds, Series K (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,254
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,453
		9,902
Washington – 3.2%
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/45	1,280	1,377
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,167
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	1,750	1,840
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Washington – 3.2%continued
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	$1,865	$1,867
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,006
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/36	2,500	2,515
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	2,895	2,918
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,113
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/35	6,000	6,626
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, Horizon House Project,
4.38%, 1/1/33	1,750	1,722
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	1,930	2,009
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/41	700	754
5.50%, 12/1/42	1,000	1,072
		37,986
West Virginia – 0.4%
Ohio County Commission Special District Excise Tax Revenue Refunding Bonds, Fort Henry Opportunity Development (AG Insured),
5.00%, 6/1/40	500	526
West Virginia State Hospital Finance Authority Variable Revenue Bonds, United Health System Obligated Group,
5.00%, 6/1/33(1) (2)	3,640	3,930
		4,456
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 202 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Wisconsin – 3.2%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	$3,425	$3,784
PFA Educational Facilities Revenue Refunding Bonds, Lindenwood Education System,
5.00%, 6/1/37	455	468
5.00%, 6/1/38	475	484
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,733
PFA Revenue Bonds, Maniilaq Association Employee,
5.25%, 12/1/42	1,810	1,910
5.25%, 12/1/44	1,730	1,803
PFA Student Housing Revenue Bonds, PRG-Oxford Properties LLC Project (BAM Insured),
5.00%, 7/1/45	1,000	1,020
Union Grove Union High School District G.O. Unlimited Refunding Promissory Notes,
4.00%, 3/1/41	1,565	1,569
Wisconsin Center District Appropriation Revenue Refunding Bonds,
5.00%, 12/15/28	3,495	3,710
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2025-2,
5.00%, 5/1/38	2,000	2,232
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	2,996
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Hospital Sisters Credit Group,
5.00%, 8/15/30	1,500	1,619
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	676
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Wisconsin – 3.2%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	$3,875	$4,012
4.00%, 4/1/39	4,250	4,254
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
5.00%, 12/1/33(1) (2)	5,000	5,442
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	145
		37,857
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	200
Total Municipal Bonds
(Cost $1,176,710)		1,146,626

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(7) (8)	6,373,200	$6,373
Total Investment Companies
(Cost $6,373)		6,373

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.3%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds,
1.85%, 4/1/26(9)	$6,000	$6,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Adjustable Revenue Bonds, Subseries A-4,
1.75%, 4/1/26(9)	9,000	9,000
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  203 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.3%continued
New York Variable G.O. Unlimited Bonds, Series D, Fiscal 2019,
1.75%, 4/1/26(9)	$5,000	$5,000
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	1,000	1,008
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2)	1,000	998
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2)	5,000	5,000
Total Short-Term Investments
(Cost $27,009)		27,006

Total Investments – 99.8%
(Cost $1,216,942)		1,186,513
Other Assets less Liabilities – 0.2%		2,362
NET ASSETS – 100.0%		$1,188,875

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2026 is disclosed.

(3)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(4)	Step coupon bond. Rate as of March 31, 2026 is disclosed.
(5)	Maturity date represents the prerefunded date.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of March 31, 2026 is disclosed.
(9)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 204 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$6,508	$—	$6,508
Municipal Bonds(1)	—	1,146,626	—	1,146,626
Investment Companies	6,373	—	—	6,373
Short-Term Investments	—	27,006	—	27,006
Total Investments	$6,373	$1,180,140	$—	$1,186,513

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,265	$440,788	$446,680	$6,373	6,373,200	$590
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  205 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.3%
Alabama – 5.7%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	$440	$445
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,147
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,318
5.00%, 7/1/28	285	294
Black Belt Energy Gas District Revenue Bonds, Series F, Gas Project,
5.00%, 12/1/28	500	520
Energy Southeast, A Cooperative District Energy Supply Revenue Bonds, Series B,
5.25%, 6/1/32(1) (2)	2,500	2,666
Southeast Energy Authority Cooperative District Commodity Supply Revenue Bonds, Series B, Project No. 6,
5.00%, 6/1/30	500	523
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	1,500	1,587
Southeast Energy Authority Cooperative Revenue Bonds, Series E,
5.00%, 10/1/30	1,000	1,061
		18,561
Alaska – 0.9%
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/32	200	223
5.50%, 10/1/33	460	518
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/31	1,900	2,076
		2,817
Arizona – 3.2%
Arizona IDA Hospital Revenue Refunding Bonds, Phoenix Children's Hospital,
5.00%, 2/1/32	600	662
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Arizona – 3.2%continued
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	$2,575	$2,615
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
4.00%, 6/1/29(1) (2)	700	709
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	2,400	2,495
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,095	1,190
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	2,700	2,799
		10,470
California – 5.1%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,131
4.00%, 8/1/31(1) (2)	3,150	3,144
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/31	500	535
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	634
5.00%, 10/1/27	675	688
5.00%, 10/1/28	475	488
5.00%, 10/1/29	650	673
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	1,000	1,101
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 206 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 5.1%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, California Science Center Phase III Project,
5.00%, 11/1/31	$500	$557
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	806
4.00%, 8/1/28	935	965
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/33	1,670	1,850
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 5/15/32	615	667
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/29	1,000	1,062
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/30	2,000	2,148
		16,449
Colorado – 3.4%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	3,990
Colorado State Health Facilities Authority Variable Revenue Bonds, AdventHealth Obligated Group ,
5.00%, 11/15/28(1) (2)	1,220	1,283
5.00%, 11/15/29(1) (2)	3,660	3,917
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, AdventHealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	96
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Colorado – 3.4%continued
Denver City & Country Airport Revenue Refunding Bonds, Series D (AMT),
5.25%, 11/15/27	$1,750	$1,817
		11,103
Delaware – 0.2%
Delaware State Health Facilities Authority Revenue Bonds, Christiana Care Health System,
5.00%, 10/1/28	480	507
District of Columbia – 1.4%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/32	3,150	3,375
5.00%, 10/1/34	1,000	1,107
		4,482
Florida – 6.3%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/32	1,315	1,385
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/33	1,265	1,373
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects,
5.00%, 12/1/32	1,000	1,098
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	2,000	2,134
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,761
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	1,958
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	700	767
Lee County Airport Variable Revenue Bonds, Series A-2 (AMT),
5.00%, 10/1/31(1) (2)	1,000	1,072
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  207 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Florida – 6.3%continued
Lee County School Board COPS, Series A,
5.00%, 8/1/33	$1,000	$1,120
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,000	3,090
Pasco Country School District Sales TRB,
5.00%, 10/1/32	2,500	2,795
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,403
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/32	535	603
		20,559
Georgia – 2.3%
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/33	825	933
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,535	1,553
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,865
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,000	1,049
Private Colleges & Universities Authority Exchangeable Revenue Bonds, Series B, Emory University,
5.00%, 9/1/33	975	1,101
		7,501
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	730
Illinois – 6.0%
Chicago G.O. Unlimited Bonds, Series B,
5.00%, 1/1/33	1,000	1,042
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Illinois – 6.0%continued
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/30	$2,000	$2,124
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/27	2,000	2,030
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	3,640	3,771
Cook County High School District No. 201J Sterling Morton Township G.O. Limited Bonds (AG Insured),
5.00%, 6/1/28	300	314
5.00%, 6/1/29	225	240
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/26	300	300
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
4.10%, 5/1/31	1,600	1,596
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University System for Health,
5.00%, 11/15/30	2,500	2,667
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,059
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,535
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	2,100	2,138
Monroe & Saint Clair Counties Community Unit School District No. 5 G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 4/15/28	710	739
		19,555
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 208 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Indiana – 3.1%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	$1,100	$1,220
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series B,
5.00%, 2/1/32	1,040	1,145
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/30	2,000	2,155
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	1,090	1,145
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/27	1,100	1,120
5.00%, 7/15/27	1,075	1,107
MSD of Washington Township School Building Corp. Revenue Bonds, 2020 Refferendum Projects (State Intercept Program),
5.00%, 7/15/27	2,195	2,261
		10,153
Iowa – 1.8%
Guthrie County Hospital Revenue BANS, Guthrie County Hospital Project,
4.50%, 2/1/29	500	500
Le Mars Community School District G.O. Unlimited Bonds (AG Insured),
5.00%, 6/1/33	1,000	1,099
Polk County G.O. Unlimited Capital Loan Notes, Series A (AMT),
5.00%, 6/1/31	2,280	2,471
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,705
		5,775
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Kansas – 0.4%
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	$1,185	$1,185
Kentucky – 1.8%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/29	3,000	3,226
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	2,570	2,720
		5,946
Louisiana – 1.1%
Jefferson Parish Consolidated Waterworks District No. 2 Revenue Refunding Bonds, (BAM Insured),
4.00%, 2/1/29	1,800	1,857
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	270
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,514
		3,641
Maine – 0.8%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	2,640	2,688
Maryland – 0.9%
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	2,981
Massachusetts – 2.2%
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.00%, 7/1/29	1,000	1,049
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  209 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Massachusetts – 2.2%continued
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	$1,000	$1,069
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	651
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,047
University of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,376
		7,192
Michigan – 2.8%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	3,840	3,886
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	466
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 5/15/29	430	457
5.00%, 11/15/29	1,500	1,598
Warren Consolidated School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/28	900	944
5.00%, 5/1/29	750	800
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/30	1,000	1,076
		9,227
Minnesota – 0.6%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Missouri – 0.7%
Saint Joseph School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/31	$2,000	$2,119
Montana – 0.5%
Montana State Facility Finance Authority Variable Revenue Bonds, Benefis Health System Obligated Group,
5.00%, 2/15/30(1) (2)	1,390	1,474
Nebraska – 0.7%
McCook Revenue BANS,
4.50%, 9/1/27	1,000	1,008
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/31	1,275	1,392
		2,400
Nevada – 1.0%
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,079
New Hampshire – 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,114
New Jersey – 2.2%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,193
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,034
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,830
		7,057
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 210 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
New York – 5.3%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/32	$1,500	$1,685
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,024
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,039
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	610
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,851
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University,
5.25%, 5/1/31	400	435
5.25%, 5/1/32	600	660
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	1,500	1,500
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	2,195	2,196
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,847
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/32	1,500	1,547
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
New York – 5.3%continued
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 249 (AMT),
5.00%, 10/15/26	$2,850	$2,882
		17,276
North Carolina – 0.1%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	246
North Dakota – 0.4%
Fargo Annual Appropriation Revenue Bonds, Series G,
5.00%, 12/1/32	1,010	1,118
Ohio – 3.6%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,130
American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Combined Hydroelectric Projects,
5.00%, 2/15/30	500	539
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/33	1,000	1,094
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/33	870	919
Ohio State Air Quality Development Authority Revenue Bonds, American Electric Power Company Project, Maturity,
3.20%, 5/1/26	1,075	1,076
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,679
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,095
		11,532
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  211 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Oklahoma – 3.8%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	$3,925	$3,974
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
4.00%, 7/1/27	2,775	2,821
Rogers County Educational Facilities Authority Lease Revenue Bonds, Oologah-Talala Public Schools Project,
5.00%, 9/1/31	585	621
Tulsa G.O. Unlimited Bonds, Series C,
3.00%, 10/1/28	4,865	4,868
		12,284
Oregon – 1.1%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,030
Washington County School District No. 48J Beaverton G.O. Unlimited Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	2,500	2,555
		3,585
Pennsylvania – 4.7%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,161
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	2,505	2,654
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	275	279
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Subseries B-2,
5.00%, 6/1/32	1,875	1,920
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2025,
5.00%, 6/1/30	2,500	2,710
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Pennsylvania – 4.7%continued
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series 2017-3,
5.00%, 12/1/30	$860	$891
Philadelphia G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	3,535	3,563
Philadelphia Redevelopment Authority Revenue Refunding Bonds, Series A,
5.00%, 4/15/31	1,000	1,093
		15,271
South Carolina – 1.2%
Scago Educational Facilities Corp. For Pickens School District Revenue Refunding Bonds,
5.00%, 12/1/31	1,500	1,661
South Carolina State Jobs EDA Hospital Facilities Variable Revenue Refunding Bonds, Bon Secours Mercy Health, Inc.,
5.00%, 11/1/32(1) (2)	1,000	1,113
South Carolina State Jobs-EDA Educational Facilities Revenue Refunding Bonds,
5.00%, 10/1/26	1,000	1,011
		3,785
Tennessee – 0.4%
Metropolitan Nashville Airport Authority Improvement Revenue Refunding Bonds, Series D (AMT),
5.00%, 7/1/27	400	410
5.00%, 7/1/28	400	418
5.00%, 7/1/29	555	588
		1,416
Texas – 13.1%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,015
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/31	1,250	1,372
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,131
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 212 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Texas – 13.1%continued
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	$3,395	$3,633
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	5,420	5,422
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,115
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	1,000	1,073
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series A, Houston Methodist,
5.00%, 12/1/29	1,500	1,619
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,805
Hays County G.O. Limited Refunding Bonds,
5.00%, 2/15/29	655	696
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	1,500	1,577
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/31	2,200	2,409
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,707
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	817
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	595	652
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Texas – 13.1%continued
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds, Escrowed to Maturity (PSF, Gtd.),
5.00%, 2/15/27	$1,000	$1,020
Port Houston Authority G.O. Unlimited Refunding Bonds, Series A (AMT),
5.00%, 10/1/29	1,000	1,048
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
2.00%, 12/1/27(1) (2)	3,150	3,088
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/30	3,000	3,245
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Texas Health Resources System,
5.00%, 11/15/29(1) (2)	1,000	1,069
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,420
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	2,135	2,137
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,418
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,026
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,077
		42,591
Utah – 2.3%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,078
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  213 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Utah – 2.3%continued
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	$1,685	$1,761
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,500	1,621
		7,460
Virginia – 0.1%
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College & Equipment Programs, Series B,
4.00%, 2/1/29	275	275
Washington – 2.0%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,001
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	650
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,013
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 9/1/30	1,750	1,880
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.00%, 12/1/27	450	462
5.00%, 12/1/28	450	469
		6,475
Wisconsin – 1.6%
PFA Educational Facilities Revenue Refunding Bonds, Lindenwood Education System,
5.00%, 6/1/29	225	233
5.00%, 6/1/30	800	832
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
Wisconsin – 1.6%continued
PFA Revenue Bonds, Maniilaq Association Employee,
5.00%, 12/1/29	$375	$396
5.00%, 12/1/30	425	453
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	502
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Hospital Sisters Credit Group,
5.00%, 8/15/30	1,000	1,079
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
5.00%, 12/1/33(1) (2)	1,500	1,632
		5,127
Total Municipal Bonds
(Cost $310,400)		309,232

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(4) (5)	2,843,668	$2,844
Total Investment Companies
(Cost $2,844)		2,844

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.6%
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	$2,500	$2,515
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, AdventHealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	918
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	1,500	1,502
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 214 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.6%continued
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	$3,500	$3,434
Total Short-Term Investments
(Cost $8,472)		8,369

Total Investments – 98.8%
(Cost $321,716)		320,445
Other Assets less Liabilities – 1.2%		3,919
NET ASSETS – 100.0%		$324,364

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2026 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of March 31, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$309,232	$—	$309,232
Investment Companies	2,844	—	—	2,844
Short-Term Investments	—	8,369	—	8,369
Total Investments	$2,844	$317,601	$—	$320,445

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,900	$131,981	$134,037	$2,844	2,843,668	$208
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  215 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 2.7% (1)
Fannie Mae – 0.4%
Pool #555649,
7.50%, 10/1/32	$4	$4
Pool #BH9277,
3.50%, 2/1/48	97	90
		94
Freddie Mac – 0.5%
Pool #RA8880,
5.50%, 4/1/53	72	73
Pool #SD2665,
6.00%, 4/1/53	65	67
Pool #ZS7735,
2.00%, 1/1/32	2	2
		142
Freddie Mac Gold – 0.3%
Pool #D99701,
3.00%, 11/1/32	91	88
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	68	64
Sovereign Agencies – 1.2%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	357	324
Total U.S. Government Agencies
(Cost $727)		712

U.S. GOVERNMENT OBLIGATIONS – 96.4%
U.S. Treasury Inflation Indexed Notes – 1.4%
0.13%, 4/15/26	153	190
0.13%, 4/15/27	166	190
		380
U.S. Treasury Notes – 95.0%
4.50%, 4/15/27	300	302
3.75%, 4/30/27	375	375
4.50%, 5/15/27	250	252
3.88%, 5/31/27	450	450
4.63%, 6/15/27	250	252
3.75%, 6/30/27	250	250
4.38%, 7/15/27	250	252
3.88%, 7/31/27	875	875
3.63%, 8/31/27	225	224
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.4%continued
U.S. Treasury Notes – 95.0%continued
3.50%, 9/30/27	$100	$99
3.50%, 10/31/27	100	99
3.38%, 11/30/27	50	50
3.88%, 11/30/27	904	905
3.38%, 12/31/27	770	764
3.50%, 1/31/28	770	766
3.38%, 2/29/28	30	30
4.00%, 2/29/28	525	527
3.88%, 3/15/28	500	501
3.63%, 3/31/28	850	847
3.75%, 4/15/28	335	335
3.75%, 5/15/28	125	125
3.63%, 5/31/28	525	523
3.88%, 6/15/28	725	726
3.88%, 7/15/28	650	651
3.63%, 8/15/28	440	438
4.38%, 8/31/28	400	405
3.38%, 9/15/28	590	584
3.50%, 10/15/28	435	432
3.50%, 11/15/28	925	917
4.38%, 11/30/28	350	355
3.50%, 12/15/28	575	570
3.75%, 12/31/28	250	249
3.50%, 1/15/29	320	317
4.00%, 1/31/29	250	251
3.50%, 2/15/29	125	124
4.25%, 2/28/29	200	202
3.50%, 3/15/29	250	248
4.13%, 3/31/29	300	303
2.88%, 4/30/29	250	243
4.63%, 4/30/29	300	307
4.50%, 5/31/29	150	153
4.25%, 6/30/29	300	304
4.00%, 7/31/29	450	452
3.63%, 8/31/29	475	471
3.50%, 9/30/29	275	272
4.13%, 10/31/29	300	302
4.13%, 11/30/29	650	655
4.38%, 12/31/29	250	254
4.25%, 1/31/30	225	228
4.00%, 2/28/30	650	652
4.00%, 3/31/30	200	201
3.88%, 4/30/30	275	275
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 216 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.4%continued
U.S. Treasury Notes – 95.0%continued
4.00%, 5/31/30	$450	$452
3.88%, 6/30/30	250	250
3.88%, 7/31/30	435	434
3.63%, 8/31/30	575	568
3.63%, 9/30/30	370	365
3.63%, 10/31/30	300	296
3.50%, 11/30/30	580	569
3.63%, 12/31/30	545	538
3.75%, 1/31/31	360	357
3.50%, 2/28/31	600	588
3.88%, 3/31/31	340	339
		25,100
Total U.S. Government Obligations
(Cost $25,511)		25,480

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(3) (4) (5)	230,906	$231
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	56,764	57
Total Investment Companies
(Cost $288)		288

Total Investments – 100.2%
(Cost $26,526)		26,480
Liabilities less Other Assets – (0.2%)		(52)
NET ASSETS – 100.0%		$26,428

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2026 is disclosed.
(5)	Investment of cash collateral received from securities lending activities.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$712	$—	$712
U.S. Government Obligations(1)	—	25,480	—	25,480
Investment Companies	288	—	—	288
Total Investments	$288	$26,192	$—	$26,480

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$307	$76	$231	230,906	$— (1),*
Northern Institutional Funds - U.S. Government Portfolio (Shares)	899	9,356	10,198	57	56,764	5
Total	$899	$9,663	$10,274	$288	287,670	$5

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  217 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.2%
Electric Utilities – 0.1%
XPLR Infrastructure L.P.,
2.50%, 6/15/26(1)	$119	$118
Home Construction – 0.1%
Meritage Homes Corp.,
1.75%, 5/15/28	79	76
Real Estate Investment Trusts – 0.0%
Digital Realty Trust L.P.,
1.88%, 11/15/29(1)	16	17
Semiconductors – 0.0%
ON Semiconductor Corp.,
0.50%, 3/1/29	48	47
Total Convertible Bonds
(Cost $262)		258

CORPORATE BONDS – 80.5%
Advertising & Marketing – 0.4%
CMG Media Corp.,
8.88%, 6/18/29(1)	7	6
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29(1)	183	184
10.38%, 5/15/31(1)	18	18
9.50%, 2/15/33(1)	107	104
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(1)	144	144
4.25%, 1/15/29(1)	77	74
4.63%, 3/15/30(1)	104	100
		630
Aerospace & Defense – 2.5%
AAR Escrow Issuer LLC,
6.75%, 3/15/29(1)	27	27
ATI, Inc.,
5.88%, 12/1/27	18	18
4.88%, 10/1/29	37	36
7.25%, 8/15/30	25	26
5.13%, 10/1/31	101	100
Axon Enterprise, Inc.,
6.13%, 3/15/30(1)	75	76
6.25%, 3/15/33(1)	87	89
Boeing (The) Co.,
6.53%, 5/1/34	25	27
6.86%, 5/1/54	50	55
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Aerospace & Defense – 2.5%continued
Goat Holdco LLC,
6.75%, 2/1/32(1)	$160	$161
Howmet Aerospace, Inc.,
5.95%, 2/1/37	25	27
Moog, Inc.,
4.25%, 12/15/27(1)	2	2
5.50%, 10/15/34(1)	45	45
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	50	50
TransDigm, Inc.,
6.75%, 8/15/28(1)	75	76
4.63%, 1/15/29	225	221
6.38%, 3/1/29(1)	25	25
4.88%, 5/1/29	25	25
6.88%, 12/15/30(1)	25	26
7.13%, 12/1/31(1)	50	52
6.63%, 3/1/32(1)	171	174
6.00%, 1/15/33(1)	252	252
6.38%, 5/31/33(1)	913	908
6.25%, 1/31/34(1)	57	58
6.75%, 1/31/34(1)	632	640
6.13%, 7/31/34(1)	313	308
		3,504
Apparel & Textile Products – 0.6%
Beach Acquisition Bidco LLC,
10.00%, 7/15/33(1) (2)	652	694
Crocs, Inc.,
4.25%, 3/15/29(1)	25	24
4.13%, 8/15/31(1)	72	65
Levi Strauss & Co.,
3.50%, 3/1/31(1)	47	43
		826
Asset Management – 1.0%
Apollo Debt Solutions BDC,
5.88%, 8/30/30	26	26
6.70%, 7/29/31	11	11
6.55%, 3/15/32	9	9
Apollo Global Management, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.00%, 12/15/54(3)	69	65
Bain Capital Specialty Finance, Inc.,
5.95%, 3/15/30	15	14
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 218 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Asset Management – 1.0%continued
Blue Owl Capital Corp.,
6.20%, 7/15/30	$36	$35
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29(1)	73	68
5.00%, 1/15/32(1)	26	22
Focus Financial Partners LLC,
6.75%, 9/15/31(1)	383	380
HA Sustainable Infrastructure Capital, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.48%), 7.13%, 11/15/56(3)	25	25
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	263	258
9.75%, 1/15/29	63	62
4.38%, 2/1/29	50	43
10.00%, 11/15/29(1)	124	122
9.00%, 6/15/30	50	47
Osaic Holdings, Inc.,
6.75%, 8/1/32(1)	80	80
8.00%, 8/1/33(1)	189	187
		1,454
Automotive – 1.8%
Adient Global Holdings Ltd.,
7.50%, 2/15/33(1) †	25	25
American Axle & Manufacturing, Inc.,
5.00%, 10/1/29†	75	72
6.38%, 10/15/32(1)	50	49
7.75%, 10/15/33(1)	51	50
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28(1)	73	74
6.75%, 2/15/30(1)	126	129
6.75%, 9/15/32(1)	254	256
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l.,
6.13%, 4/15/31(1)	58	57
Dana, Inc.,
4.25%, 9/1/30	22	21
4.50%, 2/15/32	28	26
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29(1)	975	867
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Automotive – 1.8%continued
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32(1)	$65	$67
Goodyear Tire & Rubber (The) Co.,
5.00%, 7/15/29	75	71
6.63%, 7/15/30†	3	3
5.25%, 7/15/31(1)	50	45
5.63%, 4/30/33†	25	22
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28(1)	25	24
6.13%, 9/30/30(1)	114	110
Phinia, Inc.,
6.63%, 10/15/32(1)	25	25
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29(1) (4)	800	320
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
10.00%, 1/15/31(1)	40	39
Tenneco, Inc.,
8.00%, 11/17/28(1)	179	178
		2,530
Banking – 0.0%
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30(3) (5)	40	40
Basic Industry – 0.0%
Avient Corp.,
6.25%, 11/1/31(1)	27	27
Beverages – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	50	50
4.38%, 4/30/29(1)	75	73
		123
Biotechnology & Pharmaceuticals – 1.0%
1261229 B.C. Ltd.,
10.00%, 4/15/32(1)	1,086	1,112
AbbVie, Inc.,
5.60%, 3/15/55	25	25
Amneal Pharmaceuticals LLC,
6.88%, 8/1/32(1)	55	57
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  219 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Biotechnology & Pharmaceuticals – 1.0%continued
Bausch Health Americas, Inc.,
8.50%, 1/31/27(1) †	$75	$74
Endo Finance Holdings, Inc.,
8.50%, 4/15/31(1)	25	26
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31(1)	200	163
		1,457
Cable & Satellite – 3.2%
Block Communications, Inc.,
10.25%, 3/1/31(1)	13	12
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27(1)	46	46
5.00%, 2/1/28(1)	25	25
5.38%, 6/1/29(1)	101	100
6.38%, 9/1/29(1)	150	150
4.75%, 3/1/30(1)	65	62
4.50%, 8/15/30(1)	42	39
4.25%, 2/1/31(1)	177	161
4.75%, 2/1/32(1)	245	222
4.50%, 5/1/32	127	113
7.00%, 2/1/33(1)	148	148
4.50%, 6/1/33(1)	504	439
4.25%, 1/15/34(1)	614	525
7.38%, 2/1/36(1)	147	146
CSC Holdings LLC,
5.38%, 2/1/28(1) †	200	148
11.25%, 5/15/28(1) †	200	163
5.75%, 1/15/30(1)	275	104
4.50%, 11/15/31(1)	400	237
Directv Financing LLC,
8.88%, 2/1/30(1)	128	128
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27(1)	97	97
10.00%, 2/15/31(1)	285	291
DISH DBS Corp.,
7.75%, 7/1/26	75	75
5.25%, 12/1/26(1)	100	99
7.38%, 7/1/28	100	97
5.75%, 12/1/28(1)	75	73
5.13%, 6/1/29	75	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Cable & Satellite – 3.2%continued
DISH Network Corp.,
11.75%, 11/15/27(1)	$359	$370
Midcontinent Communications,
8.00%, 8/15/32(1) †	82	76
Sirius XM Radio LLC,
5.00%, 8/1/27(1)	78	78
4.00%, 7/15/28(1)	125	121
3.88%, 9/1/31(1) †	100	91
5.88%, 4/15/32(1)	75	75
		4,578
Capital Goods – 0.0%
Clydesdale Acquisition Holdings, Inc.,
6.88%, 1/15/30(1)	27	26
Vortex Opco LLC,
8.00%, 4/30/30(1)	47	1
		27
Chemicals – 2.8%
Avient Corp.,
7.13%, 8/1/30(1)	25	25
Celanese U.S. Holdings LLC,
7.33%, 7/15/29	25	26
7.05%, 11/15/30	25	26
7.00%, 2/15/31†	29	30
7.38%, 7/15/32	150	157
6.75%, 4/15/33†	356	365
7.20%, 11/15/33	125	133
7.38%, 2/15/34	59	60
Chemours (The) Co.,
5.75%, 11/15/28(1)	228	226
4.63%, 11/15/29(1)	85	80
8.00%, 1/15/33(1) †	25	25
7.88%, 3/15/34(1)	108	108
Element Solutions, Inc.,
3.88%, 9/1/28(1)	128	125
FMC Corp.,
3.45%, 10/1/29	29	26
5.65%, 5/18/33†	75	66
4.50%, 10/1/49	8	5
6.38%, 5/18/53†	31	23
Huntsman International LLC,
5.70%, 10/15/34†	110	101
Innophos Holdings, Inc.,
11.50%, 6/15/29(1)	76	63
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 220 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Chemicals – 2.8%continued
Mativ Holdings, Inc.,
8.00%, 10/1/29(1) †	$25	$23
Methanex U.S. Operations, Inc.,
6.25%, 3/15/32(1)	53	54
Minerals Technologies, Inc.,
5.00%, 7/1/28(1)	47	46
Olin Corp.,
5.63%, 8/1/29	75	74
6.63%, 4/1/33(1)	25	25
Olympus Water U.S. Holding Corp.,
7.25%, 6/15/31(1)	200	195
6.75%, 8/1/32(1)	200	191
7.25%, 2/15/33(1)	570	544
Perimeter Holdings LLC,
6.25%, 1/15/34(1)	82	80
Qnity Electronics, Inc.,
5.75%, 8/15/32(1)	71	71
6.25%, 8/15/33(1)	78	79
SCIH Salt Holdings, Inc.,
6.63%, 5/1/29(1) †	190	189
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29(1)	100	98
Solstice Advanced Materials, Inc.,
5.63%, 9/30/33(1)	109	108
Trinseo Luxco Finance SPV S.a.r.l./Trinseo N.A. Finance SPV LLC,
7.63%, 5/3/29(1) (6)	87	2
Tronox, Inc.,
4.63%, 3/15/29(1)	50	40
WR Grace Holdings LLC,
5.63%, 8/15/29(1)	311	286
7.38%, 3/1/31(1)	45	45
6.63%, 8/15/32(1)	88	86
7.00%, 8/1/33(1)	101	98
		4,004
Commercial Support Services – 3.0%
ADT Security (The) Corp.,
4.13%, 8/1/29(1)	50	48
4.88%, 7/15/32(1)	25	23
5.88%, 10/15/33(1)	165	160
Allied Universal Holdco LLC,
7.88%, 2/15/31(1)	554	571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Commercial Support Services – 3.0%continued
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.00%, 6/1/29(1) †	$525	$507
6.88%, 6/15/30(1)	209	212
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28(1)	185	181
AMN Healthcare, Inc.,
4.00%, 4/15/29(1)	75	71
6.50%, 1/15/31(1)	265	260
Brink's (The) Co.,
6.50%, 6/15/29(1)	25	25
6.75%, 6/15/32(1)	97	98
Clarivate Science Holdings Corp.,
3.88%, 7/1/28(1)	72	68
4.88%, 7/1/29(1) †	110	95
Clean Harbors, Inc.,
6.38%, 2/1/31(1)	34	35
5.75%, 10/15/33(1)	25	25
CompoSecure Holdings LLC,
5.63%, 2/1/33(1)	220	215
Deluxe Corp.,
8.13%, 9/15/29(1)	25	26
GEO Group (The), Inc.,
8.63%, 4/15/29	25	26
10.25%, 4/15/31†	75	80
GFL Environmental Holdings U.S., Inc.,
5.50%, 2/1/34(1)	185	182
GFL Environmental, Inc.,
4.75%, 6/15/29(1)	2	2
4.38%, 8/15/29(1)	12	12
6.75%, 1/15/31(1)	35	36
Raven Acquisition Holdings LLC,
6.88%, 11/15/31(1)	310	299
Reworld Holding Corp.,
5.00%, 9/1/30	25	22
RR Donnelley & Sons Co.,
9.50%, 8/1/29(1)	172	174
10.88%, 8/1/29(1)	25	25
RRD Intermediate Holdings, Inc.,
11.00%, 12/1/30(1) (2)	56	58
Sotheby's,
7.38%, 10/15/27(1)	200	199
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  221 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Commercial Support Services – 3.0%continued
TKC Holdings, Inc.,
8.50%, 8/15/30(1)	$50	$50
12.00%, 2/15/31(1)	50	52
Veritiv Operating Co.,
10.50%, 11/30/30(1)	30	31
Waste Pro U.S.A., Inc.,
7.00%, 2/1/33(1)	260	263
Williams Scotsman, Inc.,
4.63%, 8/15/28(1)	50	49
6.63%, 6/15/29(1)	33	33
6.63%, 4/15/30(1)	69	70
7.38%, 10/1/31(1) †	35	36
		4,319
Construction Materials – 1.6%
Advanced Drainage Systems, Inc.,
5.38%, 3/1/34(1)	25	24
AmeriTex HoldCo Intermediate LLC,
7.63%, 8/15/33(1)	268	276
JH North America Holdings, Inc.,
5.88%, 1/31/31(1)	25	25
6.13%, 7/31/32(1)	25	25
Knife River Corp.,
7.75%, 5/1/31(1)	25	26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28(1)	69	68
9.75%, 7/15/28(1)	138	138
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30(1)	1,240	459
Quikrete Holdings, Inc.,
6.38%, 3/1/32(1)	297	301
6.75%, 3/1/33(1)	112	114
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28(1)	127	126
Standard Building Solutions, Inc.,
6.50%, 8/15/32(1)	57	57
6.25%, 8/1/33(1)	267	264
5.88%, 3/15/34(1)	136	131
Standard Industries, Inc.,
4.38%, 7/15/30(1)	124	117
Wilsonart LLC,
11.00%, 8/15/32(1)	134	97
		2,248
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Consumer Cyclical – 0.0%
Group 1 Automotive, Inc.,
6.38%, 1/15/30(1)	$26	$26
MGM Resorts International,
4.63%, 9/1/26	25	25
		51
Consumer Non-Cyclical – 0.1%
Energizer Holdings, Inc.,
4.75%, 6/15/28(1)	25	24
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	44	46
SES S.A.,
0.00%, 1/14/33(7) (8)	1	18
		88
Consumer Services – 0.2%
Carriage Services, Inc.,
4.25%, 5/15/29(1)	25	24
Service Corp. International,
4.00%, 5/15/31	111	103
5.75%, 10/15/32	127	127
		254
Containers & Packaging – 1.5%
ARD Finance S.A.,
6.50%, 6/30/27(1) (6) (9)	—	—
Ardagh Group S.A.,
9.50%, 12/1/30(1)	449	471
12.00%, 12/1/30 [EUR](2) (10)	100	96
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
4.00%, 9/1/29(1) †	280	256
Ball Corp.,
3.13%, 9/15/31	25	23
5.50%, 9/15/33	32	32
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29(1)	4	4
8.75%, 4/15/30(1)	25	23
6.75%, 4/15/32(1)	222	210
Crown Americas LLC,
5.88%, 6/1/33	111	111
LABL, Inc.,
5.88%, 11/1/28(1) (6)	19	9
9.50%, 11/1/28(1) (6)	130	63
8.63%, 10/1/31(1) (6)	32	15
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 222 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Containers & Packaging – 1.5%continued
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/30(1)	$405	$405
9.25%, 4/15/30(1)	54	50
OI European Group B.V.,
4.75%, 2/15/30(1)	100	93
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27(1)	94	94
7.25%, 5/15/31(1) †	25	24
7.38%, 6/1/32(1)	25	24
Sealed Air Corp.,
4.00%, 12/1/27(1)	40	40
5.00%, 4/15/29(1)	50	50
6.50%, 7/15/32(1) †	4	4
Sealed Air Corp./Sealed Air Corp. U.S.,
7.25%, 2/15/31(1)	29	31
TriMas Corp.,
4.13%, 4/15/29(1)	50	48
		2,176
E-Commerce Discretionary – 0.1%
Wayfair LLC,
6.75%, 11/15/32(1)	110	111
Electric Utilities – 2.9%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55(3)	107	106
Alpha Generation LLC,
6.75%, 10/15/32(1)	93	94
6.25%, 1/15/34(1)	25	25
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.95%, 12/15/54(3)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54(3)	25	26
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.85%, 2/15/55(3)	19	20
Clearway Energy Operating LLC,
3.75%, 1/15/32(1)	36	33
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Electric Utilities – 2.9%continued
5.75%, 1/15/34(1)	$25	$25
Constellation Energy Generation LLC,
4.63%, 2/1/29(1)	25	25
5.00%, 2/1/31(1)	150	150
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55(3)	15	15
Duke Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 9/1/54(3)	32	33
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.66%), 7.88%, 6/15/54(3)	50	51
Hawaiian Electric Co., Inc.,
6.00%, 10/1/33(1)	25	25
Lightning Power LLC,
7.25%, 8/15/32(1)	93	97
Long Ridge Energy LLC,
8.75%, 2/15/32(1)	25	26
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54(3)	34	35
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 8/15/55(3)	50	51
NRG Energy, Inc.,
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28(1) (3) (5)	170	183
5.25%, 6/15/29(1)	25	25
5.75%, 7/15/29(1)	100	100
3.88%, 2/15/32(1)	25	23
6.00%, 2/1/33(1)	191	191
7.00%, 3/15/33(1)	25	27
5.75%, 1/15/34(1)	195	192
6.25%, 11/1/34(1)	153	154
6.00%, 1/15/36(1)	437	433
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28(1)	8	8
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  223 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Electric Utilities – 2.9%continued
PG&E Corp.,
5.00%, 7/1/28	$50	$50
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 3/15/55(3)	100	101
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.85%, 9/15/56(3)	78	77
Talen Energy Supply LLC,
8.63%, 6/1/30(1)	84	88
6.25%, 2/1/34(1)	100	99
6.50%, 2/1/36(1)	50	50
TerraForm Power Operating LLC,
4.75%, 1/15/30(1)	25	24
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26(1) (3) (5)	136	137
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26(1) (3) (5)	245	245
Vistra Operations Co. LLC,
5.63%, 2/15/27(1)	100	100
5.00%, 7/31/27(1)	75	75
4.38%, 5/1/29(1)	25	24
7.75%, 10/15/31(1)	100	105
6.88%, 4/15/32(1)	123	127
VoltaGrid LLC,
7.38%, 11/1/30(1)	253	261
XPLR Infrastructure Operating Partners L.P.,
4.50%, 9/15/27(1)	25	25
8.38%, 1/15/31(1) †	90	95
8.63%, 3/15/33(1)	45	48
7.75%, 4/15/34(1) †	138	143
		4,098
Electrical Equipment – 0.6%
Atkore, Inc.,
4.25%, 6/1/31(1)	25	23
BWX Technologies, Inc.,
4.13%, 6/30/28(1)	11	11
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	193	196
6.75%, 7/15/31(1)	117	120
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Electrical Equipment – 0.6%continued
Gates Corp.,
6.88%, 7/1/29(1)	$42	$43
Sensata Technologies B.V.,
4.00%, 4/15/29(1)	260	251
Sensata Technologies, Inc.,
3.75%, 2/15/31(1)	33	31
WESCO Distribution, Inc.,
5.25%, 4/15/31(1)	57	57
6.63%, 3/15/32(1)	12	12
6.38%, 3/15/33(1)	13	13
5.50%, 4/15/34(1)	75	74
		831
Energy – 0.1%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29(1)	92	96
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.25%, 2/15/35(1)	16	16
Matador Resources Co.,
6.25%, 4/15/33(1)	75	75
		187
Engineering & Construction – 0.6%
AECOM,
6.00%, 8/1/33(1)	97	97
Brand Industrial Services, Inc.,
10.38%, 8/1/30(1)	246	225
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32(1)	340	343
Dycom Industries, Inc.,
4.50%, 4/15/29(1)	42	41
Installed Building Products, Inc.,
5.63%, 2/1/34(1)	80	78
TopBuild Corp.,
4.13%, 2/15/32(1)	25	23
		807
Entertainment Content – 1.6%
AMC Networks, Inc.,
4.25%, 2/15/29†	27	23
10.50%, 7/15/32(1)	25	25
Discovery Communications LLC,
3.95%, 3/20/28	39	38
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 224 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Entertainment Content – 1.6%continued
4.13%, 5/15/29	$125	$120
3.63%, 5/15/30	75	70
OAK-Eagle Acquireco, Inc.,
7/1/33(1) (11)	479	496
7/1/34(1) (11)	201	210
Paramount Global,
3.38%, 2/15/28	25	24
4.20%, 6/1/29	25	24
4.95%, 1/15/31	75	70
Playtika Holding Corp.,
4.25%, 3/15/29(1)	46	36
Starz Capital Holdings 1, Inc.,
6.00%, 4/15/30(1)	66	61
Univision Communications, Inc.,
8.00%, 8/15/28(1)	196	199
4.50%, 5/1/29(1)	100	94
7.38%, 6/30/30(1)	40	39
8.50%, 7/31/31(1)	135	136
9.38%, 8/1/32(1)	90	93
Versant Media Group, Inc.,
7.25%, 1/30/31(1)	19	19
Warnermedia Holdings, Inc.,
4.05%, 3/15/29	50	48
4.28%, 3/15/32	114	101
5.05%, 3/15/42	503	331
		2,257
Food – 1.5%
B&G Foods, Inc.,
8.00%, 9/15/28(1)	68	67
BellRing Brands, Inc.,
7.00%, 3/15/30(1)	100	100
Chobani Holdco II LLC,
8.75%, 10/1/29(1) (2)	287	305
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28(1)	63	62
7.63%, 7/1/29(1)	76	78
Darling Ingredients, Inc.,
5.25%, 4/15/27(1) †	25	25
6.00%, 6/15/30(1)	51	51
Fiesta Purchaser, Inc.,
7.88%, 3/1/31(1)	110	112
9.63%, 9/15/32(1) †	502	511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Food – 1.5%continued
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29(1)	$50	$47
Industrial F&B Investments III, Inc.,
7.75%, 2/11/33(1)	25	25
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30(1)	25	24
4.38%, 1/31/32(1)	81	75
Post Holdings, Inc.,
4.63%, 4/15/30(1)	25	24
4.50%, 9/15/31(1)	25	23
6.38%, 3/1/33(1)	74	73
6.25%, 10/15/34(1)	352	345
6.50%, 3/15/36(1)	128	125
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29(1)	83	80
Viking Baked Goods Acquisition Corp.,
8.63%, 11/1/31(1) †	50	50
		2,202
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28(1)	42	27
Gas & Water Utilities – 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	50	50
9.38%, 6/1/28(1)	25	26
9.50%, 6/1/30(1)	22	23
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.88%, 4/1/29(1)	125	120
9.25%, 1/15/31(1)	127	132
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31(1)	25	24
		375
Health Care Facilities & Services – 4.0%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28(1)	50	50
7.38%, 3/15/33(1) †	349	357
Accendra Health, Inc.,
4.50%, 3/31/29(1)	25	15
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  225 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Health Care Facilities & Services – 4.0%continued
6.63%, 4/1/30(1)	$25	$12
AHP Health Partners, Inc.,
5.75%, 7/15/29(1)	155	153
Charles River Laboratories International, Inc.,
4.00%, 3/15/31(1)	25	23
CHS/Community Health Systems, Inc.,
6.00%, 1/15/29(1)	50	49
6.88%, 4/15/29(1)	100	96
6.13%, 4/1/30(1)	75	65
5.25%, 5/15/30(1)	251	237
4.75%, 2/15/31(1)	134	124
10.88%, 1/15/32(1)	87	93
9.75%, 1/15/34(1)	338	351
Concentra Health Services, Inc.,
6.88%, 7/15/32(1)	180	186
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54(3)	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55(3)	50	52
DaVita, Inc.,
4.63%, 6/1/30(1)	100	96
6.88%, 9/1/32(1)	10	10
6.75%, 7/15/33(1)	36	37
Encompass Health Corp.,
4.75%, 2/1/30	50	49
Fortrea Holdings, Inc.,
7.50%, 7/1/30(1)	20	19
Global Medical Response, Inc.,
7.38%, 10/1/32(1)	260	270
HAH Group Holding Co. LLC,
9.75%, 10/1/31(1) †	32	28
HealthEquity, Inc.,
4.50%, 10/1/29(1)	58	56
IQVIA, Inc.,
6.25%, 6/1/32(1)	138	140
LifePoint Health, Inc.,
9.88%, 8/15/30(1)	49	52
11.00%, 10/15/30(1)	101	109
8.38%, 2/15/32(1)	103	110
10.00%, 6/1/32(1) †	113	115
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Health Care Facilities & Services – 4.0%continued
Molina Healthcare, Inc.,
4.38%, 6/15/28(1)	$50	$48
3.88%, 11/15/30(1)	24	21
6.50%, 2/15/31(1)	127	125
3.88%, 5/15/32(1)	100	87
6.25%, 1/15/33(1)	133	129
MPH Acquisition Holdings LLC,
5.75%, 12/31/30(1) †	34	26
11.50%, 12/31/30(1) (2)	26	23
6.75%, 3/31/31(1) (2) †	27	19
National Mentor Holdings, Inc.,
10.50%, 12/15/30(1)	310	320
Radiology Partners, Inc.,
8.50%, 7/15/32(1)	25	25
Select Medical Corp.,
6.25%, 12/1/32(1) †	25	24
Sotera Health Holdings LLC,
7.38%, 6/1/31(1)	159	164
Star Parent, Inc.,
9.00%, 10/1/30(1)	71	74
Surgery Center Holdings, Inc.,
7.25%, 4/15/32(1)	851	836
TEAM Services Holding, Inc.,
9.00%, 2/15/33(1) †	25	25
Tenet Healthcare Corp.,
5.13%, 11/1/27	100	100
6.13%, 10/1/28	87	87
4.25%, 6/1/29	75	73
4.38%, 1/15/30	25	24
6.13%, 6/15/30	150	151
6.75%, 5/15/31	99	101
5.50%, 11/15/32(1)	76	75
6.00%, 11/15/33(1) †	58	59
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29(1)	105	101
		5,696
Home & Office Products – 0.5%
Central Garden & Pet Co.,
4.13%, 10/15/30†	25	24
4.13%, 4/30/31(1) †	25	23
FXI Holdings, Inc.,
14.00%, 11/15/29(1) (2)	47	24
11.00%, 11/15/30(1)	78	69
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 226 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Home & Office Products – 0.5%continued
Newell Brands, Inc.,
6.38%, 9/15/27	$25	$25
8.50%, 6/1/28(1)	77	79
6.63%, 9/15/29	59	58
6.38%, 5/15/30†	37	36
6.63%, 5/15/32†	42	40
7.38%, 4/1/36†	25	23
7.50%, 4/1/46	25	20
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31	50	46
4.38%, 2/1/32	50	47
Somnigroup International, Inc.,
4.00%, 4/15/29(1)	25	24
3.88%, 10/15/31(1)	25	23
Whirlpool Corp.,
6.13%, 6/15/30	25	24
6.50%, 6/15/33†	25	24
5.15%, 3/1/43	50	38
4.50%, 6/1/46	25	16
		663
Home Construction – 1.2%
Adams Homes, Inc.,
9.25%, 10/15/28(1)	150	155
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
4.63%, 8/1/29(1) †	50	47
4.63%, 4/1/30(1)	75	70
6.88%, 8/1/33(1)	92	89
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	11	11
7.25%, 10/15/29	25	25
7.50%, 3/15/31(1)	75	74
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28(1)	25	15
Century Communities, Inc.,
3.88%, 8/15/29(1)	50	47
6.63%, 9/15/33(1)	53	52
CP Atlas Buyer, Inc.,
9.75%, 7/15/30(1)	25	23
Dream Finders Homes, Inc.,
8.25%, 8/15/28(1)	71	72
6.88%, 9/15/30(1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Home Construction – 1.2%continued
Forestar Group, Inc.,
5.00%, 3/1/28(1)	$50	$49
Griffon Corp.,
5.75%, 3/1/28	100	100
JELD-WEN Holding, Inc.,
7.00%, 9/1/32(1)	14	6
JELD-WEN, Inc.,
4.88%, 12/15/27(1)	45	30
K Hovnanian Enterprises, Inc.,
8.00%, 4/1/31(1)	78	77
8.38%, 10/1/33(1)	101	100
KB Home,
7.25%, 7/15/30	50	51
4.00%, 6/15/31	25	23
LGI Homes, Inc.,
8.75%, 12/15/28(1)	31	32
4.00%, 7/15/29(1)	25	22
7.00%, 11/15/32(1) †	97	90
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32(1)	25	24
New Home (The) Co., Inc.,
9.25%, 10/1/29(1)	73	74
8.50%, 11/1/30(1)	9	9
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	49
4.75%, 4/1/29†	25	24
STL Holding Co. LLC,
8.75%, 2/15/29(1)	52	54
Taylor Morrison Communities, Inc.,
5.75%, 11/15/32(1)	33	33
Tri Pointe Homes, Inc.,
5.25%, 6/1/27†	25	25
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28(1)	50	48
6.75%, 1/15/34(1)	42	40
		1,664
Household Products – 0.1%
P&L Development LLC/PLD Finance Corp.,
12.00%, 5/15/29(1) (2)	40	40
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  227 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Household Products – 0.1%continued
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32	$72	$66
Prestige Brands, Inc.,
5.13%, 1/15/28(1)	25	25
3.75%, 4/1/31(1)	25	23
		154
Industrial Intermediate Products – 0.1%
Chart Industries, Inc.,
7.50%, 1/1/30(1)	24	25
Enpro, Inc.,
6.13%, 6/1/33(1)	28	28
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29(1)	50	49
		102
Industrial Support Services – 0.6%
Alta Equipment Group, Inc.,
9.00%, 6/1/29(1)	25	22
APi Group DE, Inc.,
4.13%, 7/15/29(1) †	84	80
4.75%, 10/15/29(1)	52	50
EquipmentShare.com, Inc.,
8.63%, 5/15/32(1)	50	52
8.00%, 3/15/33(1)	50	52
Herc Holdings, Inc.,
7.00%, 6/15/30(1)	15	15
5.75%, 3/15/31(1)	48	47
7.25%, 6/15/33(1) †	69	71
6.00%, 3/15/34(1) †	74	72
NESCO Holdings II, Inc.,
5.50%, 4/15/29(1)	50	49
Resideo Funding, Inc.,
6.50%, 7/15/32(1)	50	49
Synergy Infrastructure Holdings LLC,
7.88%, 12/1/30(1)	25	26
United Rentals North America, Inc.,
4.00%, 7/15/30	100	95
3.88%, 2/15/31	25	24
3.75%, 1/15/32	50	46
5.38%, 11/15/33(1)	136	132
6.13%, 3/15/34(1)	25	25
		907
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Institutional Financial Services – 0.6%
Coinbase Global, Inc.,
3.38%, 10/1/28(1)	$175	$164
3.63%, 10/1/31(1)	150	127
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 2/10/30(3) (5)	48	49
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34(3) (5) †	122	121
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29(1)	75	73
6.13%, 11/1/32(1)	40	40
6.75%, 5/1/33(1)	238	241
		815
Insurance – 3.0%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29(1)	50	49
4.25%, 2/15/29(1)	25	24
8.50%, 6/15/29(1)	50	49
6.00%, 8/1/29(1)	25	23
7.50%, 11/6/30(1)	75	75
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27(1)	123	121
6.75%, 10/15/27(1)	21	21
6.75%, 4/15/28(1)	25	25
5.88%, 11/1/29(1)	197	191
7.00%, 1/15/31(1)	72	73
6.50%, 10/1/31(1)	341	335
7.38%, 10/1/32(1)	140	139
AmWINS Group, Inc.,
6.38%, 2/15/29(1)	8	8
4.88%, 6/30/29(1)	54	52
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.,
7.50%, 7/15/33(1)	135	128
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29(1)	115	104
Asurion LLC/Asurion Co-Issuer, Inc.,
8.00%, 12/31/32(1)	256	266
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 228 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Insurance – 3.0%continued
8.38%, 2/1/34(1)	$406	$394
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31(1)	50	50
Corebridge Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.38%, 9/15/54(3)	48	47
HUB International Ltd.,
7.25%, 6/15/30(1)	342	350
7.38%, 1/31/32(1)	1,015	1,035
Nassau Cos. of New York (The),
7.88%, 7/15/30(1)	25	23
Panther Escrow Issuer LLC,
7.13%, 6/1/31(1)	539	541
Ryan Specialty LLC,
4.38%, 2/1/30(1)	19	18
5.88%, 8/1/32(1)	73	72
USI, Inc.,
7.50%, 1/15/32(1)	123	125
		4,338
Internet Media & Services – 1.0%
Arches Buyer, Inc.,
4.25%, 6/1/28(1)	25	24
Beignet Investor LLC,
6.58%, 5/30/49(1)	877	902
Getty Images, Inc.,
11.25%, 2/21/30(1)	36	32
10.50%, 11/15/30(1)	19	17
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27(1)	25	25
Match Group Holdings II LLC,
3.63%, 10/1/31(1)	10	9
6.13%, 9/15/33(1)	88	85
Millennium Escrow Corp.,
6.63%, 8/1/26(1)	50	47
Snap, Inc.,
6.88%, 3/1/33(1)	206	194
6.88%, 3/15/34(1)	75	71
		1,406
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
IT Services – 0.3%
Amentum Holdings, Inc.,
7.25%, 8/1/32(1)	$42	$44
ASGN, Inc.,
4.63%, 5/15/28(1)	50	48
CACI International, Inc.,
6.38%, 6/15/33(1)	84	86
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31(1)	115	114
Insight Enterprises, Inc.,
6.63%, 5/15/32(1)	25	24
KBR, Inc.,
4.75%, 9/30/28(1)	54	53
Science Applications International Corp.,
4.88%, 4/1/28(1)	35	34
5.88%, 11/1/33(1)	54	53
		456
Leisure Facilities & Services – 4.9%
Affinity Interactive,
6.88%, 12/15/27(1)	50	30
AMC Entertainment Holdings, Inc.,
7.50%, 2/15/29(1) †	75	53
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.,
9.50%, 7/1/32(1) †	50	45
Boyd Gaming Corp.,
4.75%, 6/15/31(1)	125	119
Boyne U.S.A., Inc.,
4.75%, 5/15/29(1)	57	55
Caesars Entertainment, Inc.,
4.63%, 10/15/29(1) †	117	112
6.50%, 2/15/32(1)	112	111
6.00%, 10/15/32(1) †	480	442
Carnival Corp.,
6.65%, 1/15/28	25	26
5.13%, 5/1/29(1)	25	25
5.88%, 6/15/31(1)	65	66
5.75%, 8/1/32(1)	101	101
6.13%, 2/15/33(1)	209	211
Carnival PLC,
4.13%, 7/15/31 [EUR](1)	100	113
Churchill Downs, Inc.,
5.50%, 4/1/27(1)	25	25
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  229 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Leisure Facilities & Services – 4.9%continued
4.75%, 1/15/28(1)	$25	$25
5.75%, 4/1/30(1)	200	198
6.75%, 5/1/31(1)	5	5
Cinemark U.S.A., Inc.,
5.25%, 7/15/28(1)	50	50
7.00%, 8/1/32(1) †	41	42
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29(1)	59	56
6.75%, 1/15/30(1) †	329	307
Full House Resorts, Inc.,
8.25%, 2/15/28(1) †	50	45
GPS Hospitality Holding Co. LLC/GPS Fin,
7.00%, 8/15/28(1)	75	36
Hilton Domestic Operating Co., Inc.,
4.00%, 5/1/31(1)	100	94
3.63%, 2/15/32(1)	25	23
5.88%, 3/15/33(1)	94	95
5.75%, 9/15/33(1)	64	64
5.50%, 3/31/34(1)	86	84
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/1/29(1)	100	95
4.88%, 7/1/31(1)	50	45
Jacobs Entertainment, Inc.,
6.75%, 2/15/29(1)	175	164
Life Time, Inc.,
6.00%, 11/15/31(1)	75	76
Light & Wonder International, Inc.,
7.50%, 9/1/31(1) †	45	46
6.25%, 10/1/33(1)	176	172
Lindblad Expeditions LLC,
7.00%, 9/15/30(1)	95	97
Live Nation Entertainment, Inc.,
6.50%, 5/15/27(1)	25	25
4.75%, 10/15/27(1) †	75	74
Marriott Ownership Resorts, Inc.,
4.50%, 6/15/29(1)	25	24
6.50%, 10/1/33(1)	25	24
MGM Resorts International,
6.13%, 9/15/29	31	31
6.50%, 4/15/32†	75	76
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Leisure Facilities & Services – 4.9%continued
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29(1)	$38	$37
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC,
8.25%, 4/15/30(1)	49	50
Muvico LLC,
15.00%, 2/19/29(1) (2) †	102	96
NCL Corp. Ltd.,
7.75%, 2/15/29(1)	25	26
6.25%, 3/1/30(1)	25	25
5.88%, 1/15/31(1)	40	39
6.75%, 2/1/32(1)	117	116
6.25%, 9/15/33(1) †	131	127
NCL Finance Ltd.,
6.13%, 3/15/28(1)	25	25
Penn Entertainment, Inc.,
4.13%, 7/1/29(1) †	100	93
6.75%, 4/1/31(1)	45	44
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29(1)	50	30
5.88%, 9/1/31(1)	140	77
Rivers Enterprise Borrower LLC,
6.25%, 10/15/30(1)	23	23
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
6.63%, 2/1/33(1)	34	34
Royal Caribbean Cruises Ltd.,
5.63%, 9/30/31(1)	75	76
6.25%, 3/15/32(1)	25	25
6.00%, 2/1/33(1)	125	126
Sabre Financial Borrower LLC,
11.13%, 6/15/29(1)	119	122
Sabre GLBL, Inc.,
11.13%, 7/15/30(1)	25	21
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30(1)	496	427
Seagate Data Storage Technology Pte. Ltd.,
8.63%, 1/15/32(1)	92	92
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 230 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Leisure Facilities & Services – 4.9%continued
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29(1) †	$50	$48
Six Flags Entertainment Corp.,
7.25%, 5/15/31(1) †	165	159
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.,
6.50%, 10/1/28	100	100
5.25%, 7/15/29	25	24
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.,
6.63%, 5/1/32(1) †	90	90
Station Casinos LLC,
4.50%, 2/15/28(1)	25	24
4.63%, 12/1/31(1)	60	56
6.63%, 3/15/32(1)	87	87
Travel + Leisure Co.,
6.63%, 7/31/26(1)	25	25
4.63%, 3/1/30(1)	25	24
6.13%, 9/1/33(1)	25	25
Vail Resorts, Inc.,
5.63%, 7/15/30(1)	13	13
6.50%, 5/15/32(1)	45	45
Viking Cruises Ltd.,
9.13%, 7/15/31(1)	127	134
5.88%, 10/15/33(1)	175	173
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29(1)	59	59
VOC Escrow Ltd.,
5.00%, 2/15/28(1)	50	50
Voyager Parent LLC,
9.25%, 7/1/32(1)	71	74
Wyndham Hotels & Resorts, Inc.,
5.63%, 3/1/33(1)	73	72
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27(1)	50	50
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29(1)	85	84
6.25%, 3/15/33(1) †	168	166
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Leisure Facilities & Services – 4.9%continued
Yum! Brands, Inc.,
5.38%, 4/1/32	$100	$99
		7,019
Leisure Products – 0.2%
Acushnet Co.,
5.63%, 12/1/33(1)	42	42
MajorDrive Holdings IV LLC,
6.38%, 6/1/29(1) †	113	83
Mattel, Inc.,
5.45%, 11/1/41	25	23
Patrick Industries, Inc.,
4.75%, 5/1/29(1)	50	48
6.38%, 11/1/32(1)	60	60
Winnebago Industries, Inc.,
6.25%, 7/15/28(1)	10	10
		266
Machinery – 0.7%
Amsted Industries, Inc.,
6.38%, 3/15/33(1)	41	41
Columbus McKinnon Corp.,
7.13%, 2/1/33(1)	99	99
Esab Corp.,
6.25%, 4/15/29(1)	26	26
5.63%, 4/1/31(1)	128	129
GrafTech Global Enterprises, Inc.,
9.88%, 12/23/29(1)	81	52
Lsf12 Helix Parent LLC,
7.13%, 2/1/33(1)	257	247
Madison IAQ LLC,
4.13%, 6/30/28(1)	25	25
5.88%, 6/30/29(1)	269	264
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31(1)	69	72
Terex Corp.,
5.00%, 5/15/29(1)	75	74
6.25%, 10/15/32(1)	29	29
		1,058
Medical Equipment & Devices – 0.6%
Avantor Funding, Inc.,
4.63%, 7/15/28(1)	79	77
3.88%, 11/1/29(1)	108	101
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  231 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Medical Equipment & Devices – 0.6%continued
Bausch + Lomb Corp.,
8.38%, 10/1/28(1)	$234	$242
Hologic, Inc.,
3.25%, 2/15/29(1)	2	2
Insulet Corp.,
6.50%, 4/1/33(1)	42	43
Medline Borrower L.P.,
5.25%, 10/1/29(1)	316	313
Medline Borrower L.P./Medline Co-Issuer, Inc.,
6.25%, 4/1/29(1)	46	47
Neogen Food Safety Corp.,
8.63%, 7/20/30(1)	71	75
		900
Metals & Mining – 1.3%
Arsenal AIC Parent LLC,
8.00%, 10/1/30(1)	79	82
11.50%, 10/1/31(1)	255	275
Century Aluminum Co.,
6.88%, 8/1/32(1)	450	464
Compass Minerals International, Inc.,
8.00%, 7/1/30(1)	220	228
Kaiser Aluminum Corp.,
4.50%, 6/1/31(1)	165	156
5.88%, 3/1/34(1)	167	164
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1) (4) (6) (7)	1,905	—
Novelis Corp.,
4.75%, 1/30/30(1)	25	24
6.88%, 1/30/30(1)	78	79
3.88%, 8/15/31(1)	80	71
6.38%, 8/15/33(1)	291	285
		1,828
Oil & Gas Services & Equipment – 1.7%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.25%, 4/1/28(1)	115	115
6.63%, 9/1/32(1)	149	152
Archrock Services L.P./Archrock Partners Finance Corp.,
6.00%, 2/1/34(1)	71	70
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Oil & Gas Services & Equipment – 1.7%continued
Bristow Group, Inc.,
6.75%, 2/1/33(1)	$50	$51
CHC Group LLC,
11.75%, 9/1/30(1)	50	48
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30(1)	34	36
Global Marine, Inc.,
7.00%, 6/1/28	66	67
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29(1)	50	53
Kodiak Gas Services LLC,
7.25%, 2/15/29(1)	97	101
5.88%, 4/1/31(1)	130	131
6.50%, 10/1/33(1)	77	78
6.75%, 10/1/35(1)	68	69
Nabors Industries, Inc.,
8.88%, 8/15/31(1) †	50	52
7.63%, 11/15/32(1) †	52	53
Noble Finance II LLC,
8.00%, 4/15/30(1)	94	97
Oceaneering International, Inc.,
6.00%, 2/1/28	18	18
SESI LLC,
7.88%, 9/30/30(1)	25	26
Star Holding LLC,
8.75%, 8/1/31(1)	76	77
Tidewater, Inc.,
9.13%, 7/15/30(1)	35	37
Transocean Aquila Ltd.,
8.00%, 9/30/28(1)	15	16
Transocean International Ltd.,
8.25%, 5/15/29(1)	104	107
8.75%, 2/15/30(1)	16	16
7.50%, 4/15/31†	100	102
8.50%, 5/15/31(1)	116	122
7.88%, 10/15/32(1)	29	31
6.80%, 3/15/38	146	140
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29(1)	96	98
6.25%, 10/1/33(1)	199	198
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 232 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Oil & Gas Services & Equipment – 1.7%continued
Valaris Ltd.,
8.38%, 4/30/30(1)	$93	$96
Weatherford International Ltd.,
6.75%, 10/15/33(1)	185	189
		2,446
Oil & Gas Supply Chain – 7.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 2/1/32(1)	25	26
5.75%, 10/15/33(1)	50	49
5.75%, 7/1/34(1)	50	49
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27(1)	86	100
5.88%, 6/30/29(1)	42	42
6.63%, 10/15/32(1)	25	25
6.63%, 7/15/33(1)	55	56
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29(1)	70	72
7.25%, 7/15/32(1)	42	44
Buckeye Partners L.P.,
6.88%, 7/1/29(1)	53	55
6.75%, 2/1/30(1)	39	40
5.85%, 11/15/43	25	23
5.60%, 10/15/44	32	28
California Resources Corp.,
8.25%, 6/15/29(1)	15	16
7.00%, 1/15/34(1)	46	46
Caturus Energy LLC,
8.50%, 2/15/30(1)	124	129
Chord Energy Corp.,
6.00%, 10/1/30(1)	25	25
6.75%, 3/15/33(1)	25	26
CITGO Petroleum Corp.,
8.38%, 1/15/29(1)	154	159
CNX Midstream Partners L.P.,
4.75%, 4/15/30(1)	15	14
CNX Resources Corp.,
7.38%, 1/15/31(1)	25	26
7.25%, 3/1/32(1)	41	42
5.88%, 3/1/34(1)	72	70
Comstock Resources, Inc.,
6.75%, 3/1/29(1)	76	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Oil & Gas Supply Chain – 7.8%continued
6.75%, 3/1/29(1)	$54	$53
5.88%, 1/15/30(1)	174	168
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31(1)	265	258
Crescent Energy Finance LLC,
7.75%, 7/31/29(1)	13	13
9.75%, 10/15/30(1)	65	70
7.63%, 4/1/32(1)	71	72
7.88%, 4/15/32(1)	191	195
7.38%, 1/15/33(1)	135	135
8.38%, 1/15/34(1)	31	32
CVR Energy, Inc.,
7.50%, 2/15/31(1)	45	45
7.88%, 2/15/34(1)	38	38
DBR Land Holdings LLC,
6.25%, 12/1/30(1)	28	28
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28(1)	50	50
8.63%, 3/15/29(1)	100	104
7.38%, 6/30/33(1)	75	76
Energy Transfer L.P.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54(3)	100	105
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54(3)	110	112
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.50%, 2/15/56(3)	50	49
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.48%), 6.75%, 2/15/56(3)	25	25
Excelerate Energy L.P.,
8.00%, 5/15/30(1)	50	52
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 4/15/30	25	26
7.88%, 5/15/32	75	77
8.00%, 5/15/33†	58	60
6.75%, 3/15/34	87	87
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  233 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Oil & Gas Supply Chain – 7.8%continued
Global Partners L.P./GLP Finance Corp.,
7.13%, 7/1/33(1)	$72	$73
Gulfport Energy Operating Corp.,
6.75%, 9/1/29(1)	55	56
Harvest Midstream I L.P.,
7.50%, 9/1/28(1)	75	76
7.50%, 5/15/32(1)	43	44
Hess Midstream Operations L.P.,
5.13%, 6/15/28(1)	50	50
6.50%, 6/1/29(1)	68	70
4.25%, 2/15/30(1)	18	17
5.50%, 10/15/30(1)	25	25
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(1)	25	25
5.75%, 2/1/29(1)	8	8
6.00%, 4/15/30(1)	27	26
6.00%, 2/1/31(1)	50	49
6.25%, 4/15/32(1)	1	1
8.38%, 11/1/33(1)	141	147
6.88%, 5/15/34(1)	46	45
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32(1)	75	78
6.63%, 1/15/34(1)	76	76
Infinity Natural Resources LLC,
7.63%, 4/1/31(1)	58	58
ITT Holdings LLC,
6.50%, 8/1/29(1)	151	147
Kinetik Holdings L.P.,
6.63%, 12/15/28(1)	25	25
5.88%, 6/15/30(1) †	35	35
Kraken Oil & Gas Partners LLC,
7.63%, 8/15/29(1)	100	102
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.88%, 12/1/32(1)	78	80
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28(1)	75	77
Matador Resources Co.,
6.50%, 4/15/32(1)	124	125
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Oil & Gas Supply Chain – 7.8%continued
6.00%, 4/15/34(1)	$66	$66
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/31(1)	50	50
Murphy Oil Corp.,
6.00%, 10/1/32†	25	25
6.50%, 2/15/34	25	25
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	49
New Fortress Energy, Inc.,
6.50%, 9/30/26(1)	25	3
NFE Financing LLC,
12.00%, 11/15/29(1)	100	45
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29(1)	152	157
8.38%, 2/15/32(1)	180	186
Northern Oil & Gas, Inc.,
8.75%, 6/15/31(1)	50	52
7.88%, 10/15/33(1)	134	139
NuStar Logistics L.P.,
6.38%, 10/1/30	75	78
ONEOK, Inc.,
5.05%, 4/1/45	25	21
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	125	124
9.88%, 3/15/30(1) †	25	27
7.88%, 9/15/30(1)	42	43
Permian Resources Operating LLC,
8.00%, 4/15/27(1)	50	50
5.88%, 7/1/29(1)	50	50
7.00%, 1/15/32(1)	26	27
6.25%, 2/1/33(1)	92	94
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.02%, 4/30/26(5) (12)	75	75
Prairie Acquiror L.P.,
9.00%, 8/1/29(1)	76	79
Rockies Express Pipeline LLC,
4.95%, 7/15/29(1)	50	49
4.80%, 5/15/30(1)	25	24
6.88%, 4/15/40(1)	25	25
SM Energy Co.,
6.75%, 8/1/29(1)	25	25
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 234 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Oil & Gas Supply Chain – 7.8%continued
8.63%, 11/1/30(1)	$125	$132
8.75%, 7/1/31(1)	77	81
7.00%, 8/1/32(1) †	50	51
9.63%, 6/15/33(1)	75	83
6.63%, 4/15/34(1)	119	119
Sunoco L.P.,
4.50%, 10/1/29(1)	125	121
4.63%, 5/1/30(1)	50	48
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.23%), 7.88%, 9/18/30(1) (3) (5)	333	340
5.63%, 3/15/31(1)	45	45
5.38%, 7/15/31(1)	70	69
6.63%, 8/15/32(1)	36	37
6.25%, 7/1/33(1)	99	99
5.88%, 3/15/34(1)	45	45
5.63%, 7/15/34(1)	180	177
Sunoco L.P./Sunoco Finance Corp.,
7.00%, 9/15/28(1)	25	26
4.50%, 4/30/30	50	48
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 1/15/28(1)	24	24
7.38%, 2/15/29(1)	137	141
6.00%, 12/31/30(1)	25	25
6.00%, 9/1/31(1)	50	49
Talos Production, Inc.,
9.00%, 2/1/29(1)	25	26
9.38%, 2/1/31(1)	50	53
Targa Resources Corp.,
6.13%, 5/15/55	50	49
TGNR Intermediate Holdings LLC,
5.50%, 10/15/29(1)	118	115
TransMontaigne Partners LLC,
8.50%, 6/15/30(1)	37	37
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(1)	50	51
4.13%, 8/15/31(1)	50	46
Venture Global LNG, Inc.,
8.13%, 6/1/28(1)	125	128
9.50%, 2/1/29(1)	194	210
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 9/30/29(1) (3) (5) †	345	344
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Oil & Gas Supply Chain – 7.8%continued
8.38%, 6/1/31(1)	$110	$114
9.88%, 2/1/32(1) †	570	612
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(1)	146	150
7.50%, 5/1/33(1)	90	99
6.50%, 1/15/34(1)	322	336
6.50%, 6/15/34(1)	75	78
7.75%, 5/1/35(1)	110	123
6.75%, 1/15/36(1)	359	380
Western Midstream Operating L.P.,
7.25%, 4/1/30(1)	25	26
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29(1)	65	66
		11,073
Publishing & Broadcasting – 1.9%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28(1)	225	226
7.50%, 6/1/29(1)	125	126
7.88%, 4/1/30(1)	228	239
7.13%, 2/15/31(1)	177	185
7.50%, 3/15/33(1)	286	303
Gray Media, Inc.,
10.50%, 7/15/29(1)	36	38
4.75%, 10/15/30(1) †	75	58
5.38%, 11/15/31(1)	75	56
9.63%, 7/15/32(1)	120	120
7.25%, 8/15/33(1)	115	116
iHeartCommunications, Inc.,
4.75%, 1/15/28(1)	25	23
9.13%, 5/1/29(1)	71	64
10.88%, 5/1/30(1)	65	42
7.75%, 8/15/30(1)	64	51
Lamar Media Corp.,
5.38%, 11/1/33(1)	139	136
McGraw-Hill Education, Inc.,
8.00%, 8/1/29(1) †	505	504
7.38%, 9/1/31(1)	25	25
News Corp.,
5.13%, 2/15/32(1)	50	49
Nexstar Media, Inc.,
6.50%, 9/15/33(1)	125	126
4/15/34(1) (11)	25	25
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  235 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Publishing & Broadcasting – 1.9%continued
Scripps Escrow II, Inc.,
5.38%, 1/15/31(1)	$25	$18
Sinclair Television Group, Inc.,
5.50%, 3/1/30(1)	25	22
4.38%, 12/31/32(1)	25	19
8.13%, 2/15/33(1)	148	150
		2,721
Real Estate Investment Trusts – 2.1%
Brandywine Operating Partnership L.P.,
6.13%, 1/15/31	25	22
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27(1)	64	63
CTR Partnership L.P./CareTrust Capital Corp.,
3.88%, 6/30/28(1)	50	49
Diversified Healthcare Trust,
7.25%, 10/15/30(1)	66	67
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32(1)	175	165
Iron Mountain, Inc.,
4.88%, 9/15/27(1)	50	50
5.25%, 3/15/28(1)	75	75
5.00%, 7/15/28(1)	25	25
5.25%, 7/15/30(1)	125	121
4.50%, 2/15/31(1)	75	70
6.25%, 1/15/33(1)	116	116
4.75%, 1/15/34 [EUR](1)	100	108
Millrose Properties, Inc.,
6.38%, 8/1/30(1)	194	194
6.25%, 9/15/32(1)	105	103
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27†	100	93
4.63%, 8/1/29	50	39
3.50%, 3/15/31†	50	33
8.50%, 2/15/32(1)	252	255
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28(1)	25	25
4.88%, 5/15/29(1)	50	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Real Estate Investment Trusts – 2.1%continued
7.00%, 2/1/30(1)	$70	$71
Pebblebrook Hotel L.P./PEB Finance Corp.,
6.38%, 10/15/29(1)	49	49
Prologis L.P.,
5.25%, 3/15/54	50	47
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29(1)	25	24
6.50%, 4/1/32(1)	50	51
6.50%, 6/15/33(1)	131	133
5.75%, 3/15/34(1)	112	110
RLJ Lodging Trust L.P.,
3.75%, 7/1/26(1)	25	25
4.00%, 9/15/29(1) †	114	107
SBA Communications Corp.,
3.13%, 2/1/29	47	44
Service Properties Trust,
0.00%, 9/30/27(1) (8)	42	38
4.95%, 10/1/29†	50	45
4.38%, 2/15/30	25	22
8.63%, 11/15/31(1)	261	273
8.88%, 6/15/32	51	51
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30(1) †	85	80
XHR L.P.,
4.88%, 6/1/29(1)	25	24
6.63%, 5/15/30(1)	48	48
		2,963
Real Estate Owners & Developers – 0.2%
Five Point Operating Co. L.P.,
8.00%, 10/1/30(1)	39	39
Howard Hughes (The) Corp.,
4.13%, 2/1/29(1)	50	47
4.38%, 2/1/31(1)	36	33
5.88%, 3/1/32(1)	48	46
6.13%, 3/1/34(1)	77	74
Kennedy-Wilson, Inc.,
4.75%, 3/1/29†	25	25
4.75%, 2/1/30†	50	50
		314
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 236 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Real Estate Services – 0.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30(1)	$108	$108
7.00%, 4/15/30	86	86
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(1)	50	48
5.25%, 4/15/30(1)	50	47
9.75%, 4/15/30(1)	25	27
CoreLogic, Inc.,
4.50%, 5/1/28(1)	207	194
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28(1)	25	25
8.88%, 9/1/31(1)	44	47
		582
Retail - Consumer Staples – 0.5%
Albertsons Cos., Inc.,
5.63%, 3/31/32(1)	97	95
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
6.50%, 2/15/28(1)	75	76
4.88%, 2/15/30(1)	50	49
5.50%, 3/31/31(1)	51	50
6.25%, 3/15/33(1)	27	27
5.75%, 3/31/34(1)	204	200
Ingles Markets, Inc.,
4.00%, 6/15/31(1)	75	70
Kroger (The) Co.,
5.00%, 9/15/34	25	25
5.50%, 9/15/54	75	70
5.65%, 9/15/64	50	46
		708
Retail - Discretionary – 2.4%
Advance Auto Parts, Inc.,
7.00%, 8/1/30(1)	53	54
7.38%, 8/1/33(1)	25	25
Asbury Automotive Group, Inc.,
4.63%, 11/15/29(1)	25	24
5.00%, 2/15/32(1)	2	2
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Retail - Discretionary – 2.4%continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27(1)	$21	$21
4.75%, 4/1/28(1)	50	49
8.25%, 1/15/30(1)	125	126
8.38%, 6/15/32(1) †	110	109
Bath & Body Works, Inc.,
6.63%, 10/1/30(1)	25	25
6.75%, 7/1/36	75	72
Builders FirstSource, Inc.,
5.00%, 3/1/30(1)	125	122
4.25%, 2/1/32(1)	125	115
6.38%, 6/15/32(1)	100	100
6.38%, 3/1/34(1)	154	152
6.75%, 5/15/35(1)	123	123
Carvana Co.,
9.00%, (100% Cash), 6/1/30(1) (2)	140	145
9.00%, 6/1/31(1) (2)	303	328
Cougar JV Subsidiary LLC,
8.00%, 5/15/32(1)	41	42
Gap (The), Inc.,
3.63%, 10/1/29(1)	25	23
3.88%, 10/1/31(1)	25	23
Hertz (The) Corp.,
4.63%, 12/1/26(1)	11	10
12.63%, 7/15/29(1) †	25	22
5.00%, 12/1/29(1) †	25	11
LBM Acquisition LLC,
6.25%, 1/15/29(1) †	75	55
LCM Investments Holdings II LLC,
4.88%, 5/1/29(1)	71	69
8.25%, 8/1/31(1)	51	53
Liberty Interactive LLC,
8.25%, 2/1/30	25	1
Lithia Motors, Inc.,
4.63%, 12/15/27(1)	50	49
3.88%, 6/1/29(1)	50	47
5.50%, 10/1/30(1)	53	52
Macy's Retail Holdings LLC,
4.50%, 12/15/34	25	21
5.13%, 1/15/42	75	56
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29(1)	25	25
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  237 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Retail - Discretionary – 2.4%continued
Michaels (The) Cos., Inc.,
8.50%, 3/15/33(1)	$125	$122
Park River Holdings, Inc.,
8.00%, 3/15/31(1)	25	25
QXO Building Products, Inc.,
6.75%, 4/30/32(1)	206	210
Saks Global Enterprises LLC,
11.00%, 12/15/29(1) (6)	67	1
SGUS LLC,
11.00%, 12/15/29(1) (6)	29	3
Sonic Automotive, Inc.,
4.63%, 11/15/29(1)	50	48
Staples, Inc.,
10.75%, 9/1/29(1)	87	80
12.75%, 1/15/30(1) †	38	26
Wand NewCo 3, Inc.,
7.63%, 1/30/32(1)	385	394
White Cap Supply Holdings LLC,
7.38%, 11/15/30(1) †	310	301
		3,361
Semiconductors – 0.2%
Amkor Technology, Inc.,
5.88%, 10/1/33(1)	38	38
Coherent Corp.,
5.00%, 12/15/29(1)	157	154
ON Semiconductor Corp.,
3.88%, 9/1/28(1)	50	48
Synaptics, Inc.,
4.00%, 6/15/29(1)	50	47
		287
Software – 2.3%
AthenaHealth Group, Inc.,
6.50%, 2/15/30(1)	1,238	1,162
Capstone Borrower, Inc.,
8.00%, 6/15/30(1)	49	47
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29(1)	5	4
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29(1)	50	36
Cloud Software Group, Inc.,
6.50%, 3/31/29(1)	380	371
9.00%, 9/30/29(1)	398	384
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Software – 2.3%continued
8.25%, 6/30/32(1)	$25	$24
6.63%, 8/15/33(1)	25	22
CoreWeave, Inc.,
9.25%, 6/1/30(1)	59	57
9.00%, 2/1/31(1)	465	442
Ellucian Holdings, Inc.,
6.50%, 12/1/29(1)	290	283
Gen Digital, Inc.,
6.75%, 9/30/27(1)	25	25
7.13%, 9/30/30(1)	50	51
Oracle Corp.,
5.70%, 2/4/36	105	101
SS&C Technologies, Inc.,
5.50%, 9/30/27(1)	25	25
6.50%, 6/1/32(1)	105	105
UKG, Inc.,
6.88%, 2/1/31(1)	130	127
		3,266
Specialty Finance – 5.0%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26(3) (5)	50	50
6.70%, 2/14/33†	50	50
Arbor Realty SR, Inc.,
8.50%, 12/15/28(1) †	25	25
7.88%, 7/15/30(1)	50	46
Azorra Finance Ltd.,
7.75%, 4/15/30(1)	75	77
7.25%, 1/15/31(1)	45	45
6.25%, 2/15/34(1)	44	41
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27(1)	101	99
7.75%, 12/1/29(1)	25	26
Block, Inc.,
5.63%, 8/15/30(1)	107	106
6.50%, 5/15/32	21	21
6.00%, 8/15/33(1)	150	147
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/1/30(1)	41	39
6.75%, 12/1/32(1)	55	52
Fair Isaac Corp.,
6.00%, 5/15/33(1)	148	145
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 238 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Specialty Finance – 5.0%continued
6.25%, 9/15/34(1)	$140	$138
FirstCash, Inc.,
4.63%, 9/1/28(1)	25	25
5.63%, 1/1/30(1)	25	25
6.88%, 3/1/32(1)	50	51
Freedom Mortgage Corp.,
6.63%, 1/15/27(1)	125	125
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29(1)	50	51
6.88%, 5/1/31(1)	11	10
9.13%, 5/15/31(1)	53	54
8.38%, 4/1/32(1)	20	20
7.88%, 4/1/33(1)	25	23
FTAI Aviation Investors LLC,
5.50%, 5/1/28(1)	108	108
7.88%, 12/1/30(1)	85	89
7.00%, 5/1/31(1)	143	147
7.00%, 6/15/32(1)	250	256
5.88%, 4/15/33(1)	204	200
Global Aircraft Leasing Co. Ltd.,
8.75%, 9/1/27(1)	100	101
ION Platform Finance U.S., Inc./ION Platform Finance S.A.R.L.,
5.00%, 5/1/28(1)	105	98
8.75%, 5/1/29(1)	25	23
Jefferson Capital Holdings LLC,
6.00%, 8/15/26(1)	50	50
9.50%, 2/15/29(1)	50	52
8.25%, 5/15/30(1) †	75	78
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27(1)	25	25
7.00%, 7/15/31(1)	25	26
LD Holdings Group LLC,
8.75%, 11/1/27(1) †	17	16
6.13%, 4/1/28(1)	25	21
LFS Topco LLC,
8.75%, 7/15/30(1) †	100	96
Navient Corp.,
5.50%, 3/15/29	75	69
9.38%, 7/25/30	16	16
11.50%, 3/15/31	50	51
7.88%, 6/15/32†	24	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Specialty Finance – 5.0%continued
OneMain Finance Corp.,
6.63%, 1/15/28	$25	$25
6.63%, 5/15/29	14	14
5.38%, 11/15/29	87	84
7.88%, 3/15/30	122	126
6.13%, 5/15/30	104	102
4.00%, 9/15/30	45	41
7.50%, 5/15/31	64	64
7.13%, 11/15/31	93	92
6.75%, 3/15/32	198	192
7.13%, 9/15/32	51	50
6.50%, 3/15/33	173	165
6.75%, 9/15/33	159	152
PennyMac Financial Services, Inc.,
4.25%, 2/15/29(1)	50	47
7.88%, 12/15/29(1)	49	50
7.13%, 11/15/30(1)	25	25
5.75%, 9/15/31(1)	75	69
6.88%, 5/15/32(1)	82	79
6.88%, 2/15/33(1)	75	72
6.75%, 2/15/34(1)	117	109
PHH Escrow Issuer LLC/PHH Corp.,
9.88%, 11/1/29(1)	75	72
PRA Group, Inc.,
8.38%, 2/1/28(1)	25	25
8.88%, 1/31/30(1)	50	50
Rithm Capital Corp.,
8.00%, 4/1/29(1)	50	49
8.00%, 7/15/30(1)	25	24
Rocket Cos., Inc.,
6.50%, 8/1/29(1)	86	87
6.13%, 8/1/30(1)	162	163
7.13%, 2/1/32(1)	186	192
6.38%, 8/1/33(1)	283	286
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(1)	26	26
3.88%, 3/1/31(1)	15	14
4.00%, 10/15/33(1)	186	167
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.75%, 8/15/32(1)	296	291
SLM Corp.,
3.13%, 11/2/26	50	50
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  239 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Specialty Finance – 5.0%continued
6.50%, 1/31/30	$25	$25
Starwood Property Trust, Inc.,
7.25%, 4/1/29(1)	43	44
6.00%, 4/15/30(1)	67	67
6.50%, 7/1/30(1)	44	45
6.50%, 10/15/30(1)	54	55
Stonebriar ABF Issuer LLC,
8.13%, 12/15/30(1)	50	52
Synchrony Financial,
7.25%, 2/2/33	50	51
United Wholesale Mortgage LLC,
5.75%, 6/15/27(1)	25	25
5.50%, 4/15/29(1)	50	47
UWM Holdings LLC,
6.63%, 2/1/30(1)	96	91
6.25%, 3/15/31(1)	94	86
Velocity Commercial Capital LLC,
9.38%, 2/15/31(1)	25	25
Walker & Dunlop, Inc.,
6.63%, 4/1/33(1)	72	70
WEX, Inc.,
6.50%, 3/15/33(1)	345	338
		7,109
Steel – 2.4%
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29(1)	86	86
Carpenter Technology Corp.,
5.63%, 3/1/34(1)	68	67
Cleveland-Cliffs, Inc.,
6.88%, 11/1/29(1)	109	109
6.75%, 4/15/30(1)	25	24
4.88%, 3/1/31(1)	25	23
7.50%, 9/15/31(1)	25	25
7.00%, 3/15/32(1)	155	150
7.38%, 5/1/33(1) †	130	127
Commercial Metals Co.,
4.13%, 1/15/30	25	24
4.38%, 3/15/32	25	23
5.75%, 11/15/33(1)	75	74
6.00%, 12/15/35(1)	97	96
Specialty Building Products Holdings LLC/SBP Finance Corp.,
12.00%, 11/15/33(4) (7)	2,490	2,490
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Steel – 2.4%continued
TMS International Corp.,
6.25%, 4/15/29(1)	$25	$24
		3,342
Technology – 0.0%
Entegris, Inc.,
5.95%, 6/15/30(1)	25	25
Technology Hardware – 0.6%
Diebold Nixdorf, Inc.,
7.75%, 3/31/30(1)	25	26
Imola Merger Corp.,
4.75%, 5/15/29(1)	200	194
NCR Atleos Corp.,
9.50%, 4/1/29(1)	75	80
NCR Voyix Corp.,
5.00%, 10/1/28(1)	50	48
5.13%, 4/15/29(1)	30	29
Seagate Data Storage Technology Pte. Ltd.,
4.09%, 6/1/29(1)	25	24
8.25%, 12/15/29(1)	23	24
5.88%, 7/15/30(1)	64	65
4.13%, 1/15/31(1)	55	51
8.50%, 7/15/31(1)	40	42
9.63%, 12/1/32(1)	70	78
5.75%, 12/1/34	12	12
TTM Technologies, Inc.,
4.00%, 3/1/29(1)	50	48
Viavi Solutions, Inc.,
3.75%, 10/1/29(1)	37	35
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	73	74
		830
Telecommunications – 5.1%
Altice France Lux 3/Altice Holdings 1,
10.00%, 1/15/33(1)	55	50
APLD ComputeCo 2 LLC,
6.75%, 3/15/31(1)	127	126
APLD ComputeCo LLC,
9.25%, 12/15/30(1)	603	621
AT&T, Inc.,
3.55%, 9/15/55	25	16
6.00%, 4/30/56	100	98
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 240 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Telecommunications – 5.1%continued
Black Pearl Compute LLC,
6.13%, 2/15/31(1)	$181	$184
Cipher Compute LLC,
7.13%, 11/15/30(1) †	241	250
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.00%, 6/15/27(1) †	25	25
Digicel Group Holdings Ltd.,
0.00%, 12/31/30(1) (7) (8)	25	1
0.00%, 12/31/30(1) (7) (8) (13)	8	—
Digicel International Finance Ltd./Difl U.S. LLC,
8.63%, 8/1/32(1)	200	203
EchoStar Corp.,
10.75%, 11/30/29	347	375
6.75%, 11/30/30(2)	505	510
Embarq LLC,
8.00%, 6/1/36	50	16
Flash Compute LLC,
7.25%, 12/31/30(1)	196	197
Frontier Communications Holdings LLC,
5.00%, 5/1/28(1)	163	163
6.75%, 5/1/29(1)	97	97
5.88%, 11/1/29	75	75
6.00%, 1/15/30(1)	107	108
8.75%, 5/15/30(1)	331	340
Frontier North, Inc.,
6.73%, 2/15/28	25	26
Hughes Satellite Systems Corp.,
6.63%, 8/1/26†	25	19
Level 3 Financing, Inc.,
4.25%, 7/1/28(1)	25	24
3.63%, 1/15/29(1)	36	34
3.75%, 7/15/29(1)	25	23
6.88%, 6/30/33(1)	371	377
7.00%, 3/31/34(1)	381	390
8.50%, 1/15/36(1)	382	399
Lumen Technologies, Inc.,
4.50%, 1/15/29(1)	50	47
5.38%, 6/15/29(1)	25	24
Sable International Finance Ltd.,
7.13%, 10/15/32(1)	200	197
SV RNO Property Owner 1 LLC,
5.88%, 3/1/31(1)	509	503
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Telecommunications – 5.1%continued
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
4.75%, 4/15/28(1)	$25	$25
6.50%, 2/15/29(1)	89	86
8.63%, 6/15/32(1) †	150	153
8.63%, 6/15/32(1)	179	182
Viasat, Inc.,
6.50%, 7/15/28(1)	25	25
7.50%, 5/30/31(1)	25	25
Windstream Services LLC,
7.50%, 10/15/33(1) †	93	97
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31(1)	393	411
WULF Compute LLC,
7.75%, 10/15/30(1) †	512	541
Zayo Group Holdings, Inc.,
9.25%, 3/9/30(1) (2)	123	122
13.75%, 9/9/30(1) (2)	99	93
		7,278
Transportation & Logistics – 0.8%
Allegiant Travel Co.,
7.25%, 8/15/27(1)	19	19
American Airlines, Inc.,
7.25%, 2/15/28(1) †	50	50
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(1)	2	2
5.75%, 4/20/29(1)	181	180
Beacon Mobility Corp.,
7.25%, 8/1/30(1)	25	26
Genesee & Wyoming, Inc.,
6.25%, 4/15/32(1)	99	100
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31(1)	294	278
OneSky Flight LLC,
8.88%, 12/15/29(1)	72	74
Rand Parent LLC,
8.50%, 2/15/30(1)	72	74
RXO, Inc.,
6.38%, 5/15/31(1)	19	18
Star Leasing Co. LLC,
7.63%, 2/15/30(1)	25	23
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  241 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Transportation & Logistics – 0.8%continued
Stonepeak Nile Parent LLC,
7.25%, 3/15/32(1)	$14	$15
United Airlines Holdings, Inc.,
5.38%, 3/1/31	72	70
United Airlines, Inc.,
4.63%, 4/15/29(1)	25	25
Watco Cos. LLC/Watco Finance Corp.,
7.13%, 8/1/32(1)	88	90
XPO, Inc.,
6.25%, 6/1/28(1)	25	25
7.13%, 6/1/31(1)	25	26
7.13%, 2/1/32(1)	25	26
		1,121
Transportation Equipment – 0.2%
Allison Transmission, Inc.,
4.75%, 10/1/27(1)	25	25
3.75%, 1/30/31(1)	25	23
5.88%, 12/1/33(1)	76	76
JB Poindexter & Co., Inc.,
8.75%, 12/15/31(1)	50	51
Trinity Industries, Inc.,
7.75%, 7/15/28(1)	50	51
		226
Wholesale - Consumer Staples – 0.3%
C&S Group Enterprises LLC,
5.00%, 12/15/28(1)	25	23
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29(1)	106	110
Performance Food Group, Inc.,
4.25%, 8/1/29(1)	50	48
6.13%, 9/15/32(1)	64	64
5.63%, 3/1/34(1)	96	93
U.S. Foods, Inc.,
6.88%, 9/15/28(1)	25	26
7.25%, 1/15/32(1)	25	26
5.75%, 4/15/33(1)	50	50
United Natural Foods, Inc.,
6.75%, 10/15/28(1) †	50	50
		490
Wholesale - Discretionary – 0.0%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28(1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.5% continued
Wholesale - Discretionary – 0.0%continued
S&S Holdings LLC,
8.38%, 10/1/31(1)	$25	$22
		46
Total Corporate Bonds
(Cost $118,033)		114,691

FOREIGN ISSUER BONDS – 8.2%
Aerospace & Defense – 0.3%
Bombardier, Inc.,
8.75%, 11/15/30(1)	25	27
7.25%, 7/1/31(1)	50	52
7.00%, 6/1/32(1)	26	27
6.75%, 6/15/33(1)	83	86
Efesto Bidco S.p.A. Efesto U.S. LLC,
7.50%, 2/15/32(1)	200	199
		391
Asset Management – 0.1%
Brookfield Finance, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.30%, 1/15/55(3)	115	110
Automotive – 0.3%
Nissan Motor Co. Ltd.,
8.13%, 7/17/35(1)	400	412
Banking – 0.4%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28(3) (5)	200	190
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29(3) (5)	200	218
(Variable, USD SOFR ICE Swap Rate 5Y + 3.69%), 7.63%, 3/15/35(3) (5)	200	202
		610
Biotechnology & Pharmaceuticals – 0.6%
Bausch Health Cos., Inc.,
7.00%, 1/15/28(1)	25	22
5.00%, 1/30/28(1)	50	42
4.88%, 6/1/28(1)	46	42
11.00%, 9/30/28(1) †	416	424
7.25%, 5/30/29(1)	50	37
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 242 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Biotechnology & Pharmaceuticals – 0.6%continued
5.25%, 1/30/30(1)	$25	$16
5.25%, 2/15/31(1)	25	15
GENMAB A/S/GENMAB FINANCE LLC,
7.25%, 12/15/33(1)	200	210
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	81	80
		888
Chemicals – 0.1%
Methanex Corp.,
5.13%, 10/15/27	25	25
NOVA Chemicals Corp.,
5.25%, 6/1/27(1)	25	25
8.50%, 11/15/28(1)	50	52
4.25%, 5/15/29(1)	25	24
9.00%, 2/15/30(1)	50	53
7.00%, 12/1/31(1)	25	26
		205
Commercial Support Services – 0.4%
Garda World Security Corp.,
7.75%, 2/15/28(1)	77	78
6.00%, 6/1/29(1) †	90	86
6.50%, 1/15/31(1)	25	25
8.25%, 8/1/32(1)	200	198
8.38%, 11/15/32(1)	152	152
		539
Containers & Packaging – 0.3%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC,
9.50%, 5/15/30(1)	265	234
Trivium Packaging Finance B.V.,
8.25%, 7/15/30(1)	180	188
		422
Electric Utilities – 0.0%
TransAlta Corp.,
5.88%, 2/1/34	58	58
Electrical Equipment – 0.0%
TK Elevator Midco GmbH,
4.38%, 7/15/27(10)	19	22
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Gas & Water Utilities – 0.1%
AltaGas Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.57%), 7.20%, 10/15/54(1) (3)	$42	$43
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	25	24
		67
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29(1)	126	120
4.88%, 2/15/30(1)	25	23
Empire Communities Corp.,
9.75%, 5/1/29(1)	60	60
Mattamy Group Corp.,
4.63%, 3/1/30(1)	65	62
6.00%, 12/15/33(1)	11	10
		275
Insurance – 1.1%
Ardonagh Finco Ltd.,
7.75%, 2/15/31(1)	200	202
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32(1)	400	392
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31(1)	230	232
8.13%, 2/15/32(1)	213	200
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30(1)	86	87
6.88%, 10/1/33(1)	475	435
		1,548
Leisure Facilities & Services – 0.7%
1011778 B.C. ULC/New Red Finance, Inc.,
4.38%, 1/15/28(1)	8	8
6.13%, 6/15/29(1)	25	25
4.00%, 10/15/30(1)	282	265
Great Canadian Gaming Corp./Raptor LLC,
8.75%, 11/15/29(1)	116	113
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  243 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Leisure Facilities & Services – 0.7%continued
Melco Resorts Finance Ltd.,
5.38%, 12/4/29(1)	$200	$192
Wynn Macau Ltd.,
5.63%, 8/26/28(1)	200	197
6.75%, 2/15/34(1)	200	195
		995
Metals & Mining – 1.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26(1) (4) †	1,640	1,452
8.75%, 7/15/26 (1) †	25	22
Capstone Copper Corp.,
6.75%, 3/31/33(1)	25	25
Champion Iron Canada, Inc.,
7.88%, 7/15/32(1)	25	26
ERO Copper Corp.,
6.50%, 2/15/30(1)	129	127
Fortescue Treasury Pty. Ltd.,
5.88%, 4/15/30(1)	13	13
4.38%, 4/1/31(1)	56	53
6.13%, 4/15/32(1) †	75	77
Hudbay Minerals, Inc.,
4.50%, 4/1/26(1)	25	25
IAMGOLD Corp.,
5.75%, 10/15/28(1)	25	25
Mineral Resources Ltd.,
8.00%, 11/1/27(1)	25	25
8.50%, 5/1/30(1)	50	51
7.00%, 4/1/31(1)	25	26
New Gold, Inc.,
6.88%, 4/1/32(1)	60	62
Taseko Mines Ltd.,
8.25%, 5/1/30(1)	25	26
		2,035
Oil & Gas Services & Equipment – 0.0%
Enerflex, Inc.,
6.88%, 1/15/31(1)	31	32
Precision Drilling Corp.,
6.88%, 1/15/29(1)	25	25
		57
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Oil & Gas Supply Chain – 0.5%
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 6/27/54(3) †	$35	$37
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%), 7.38%, 3/15/55(3)	43	45
Northriver Midstream Finance L.P.,
6.75%, 7/15/32(1)	70	70
OGX Austria GmbH,
8.50%, 6/1/18(1) (4) (6) (13)	2,420	—
8.38%, 4/1/22(1) (4) (6) (7)	1,800	—
South Bow Canadian Infrastructure Holdings Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.67%), 7.50%, 3/1/55(3)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.95%), 7.63%, 3/1/55(3)	25	26
Teine Energy Ltd.,
6.88%, 4/15/29(1)	480	480
Vermilion Energy, Inc.,
6.88%, 5/1/30(1) †	25	25
		709
Retail - Consumer Staples – 0.1%
Boots Group Finco L.P.,
5.38%, 8/31/32(1)	100	115
Software – 0.1%
Open Text Corp.,
3.88%, 2/15/28(1)	50	48
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	25	23
4.13%, 12/1/31(1) †	25	21
		92
Specialty Finance – 0.3%
GGAM Finance Ltd.,
8.00%, 6/15/28(1)	28	29
6.88%, 4/15/29(1)	50	51
5.88%, 3/15/30(1)	25	25
goeasy Ltd.,
9.25%, 12/1/28(1)	25	23
7.63%, 7/1/29(1)	25	22
6.88%, 5/15/30(1)	25	21
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 244 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Specialty Finance – 0.3%continued
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30(1)	$181	$182
TrueNoord Capital DAC,
8.75%, 3/1/30(1)	25	26
		379
Steel – 0.0%
Algoma Steel, Inc.,
9.13%, 4/15/29(1)	25	22
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	25	27
		49
Technology Hardware – 0.0%
Nokia Oyj,
6.63%, 5/15/39	50	52
Telecommunications – 1.0%
Altice France S.A.,
4.25%, 10/15/29 [EUR](7)	7	111
9.50%, 11/1/29(1)	128	129
6.88%, 10/15/30(1)	317	303
6.50%, 10/15/31(1)	39	37
6.50%, 4/15/32(1)	168	160
6.88%, 7/15/32(1)	81	77
0.00%, 12/31/49 [EUR](1) (5) (8) (9)	—	5
Rogers Communications, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 4/15/55(3)	25	25
Telecom Italia Capital S.A.,
7.72%, 6/4/38	68	76
Telesat Canada/Telesat LLC,
5.63%, 12/6/26(1)	50	40
4.88%, 6/1/27(1)	50	39
6.50%, 10/15/27(1)	25	11
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31(1)	200	172
4.75%, 7/15/31(1)	200	172
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79(3)	50	51
		1,408
Transportation & Logistics – 0.2%
Latam Airlines Group S.A.,
7.88%, 4/15/30(1)	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Transportation & Logistics – 0.2%continued
Seaspan Corp.,
5.50%, 8/1/29(1)	$25	$23
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27(1)	100	99
9.50%, 6/1/28(1)	25	24
6.38%, 2/1/30(1) †	50	43
		240
Total Foreign Issuer Bonds
(Cost $15,705)		11,678

TERM LOANS – 3.2% (12)
Advertising & Marketing – 0.1%
CMG Media Corp., Term B-2 Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.30%, 6/18/29	40	37
Neptune BidCo U.S., Inc., 2026 Dollar Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.76%, 2/3/33	26	25
Summer Bidco B LLC, Extended Facility B,
(Floating, CME Term SOFR USD 3M + 5.00%), 8.96%, 2/15/29	17	14
		76
Aerospace & Defense – 0.0%
Kaman Corp., Delayed Draw Term Loan,
2/26/32(14) (15)	5	5
Kaman Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.20%, 2/26/32	10	10
Propulsion Newco LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.20%, 12/1/32	10	10
Signia Aerospace LLC, 2025 Delayed Draw Term Loan,
12/11/31(14) (15)	1	1
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  245 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Aerospace & Defense – 0.0%continued
Signia Aerospace LLC, 2025 Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.42%, 12/11/31	$11	$11
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.45%, 12/11/31(16)	—	—
		37
Apparel & Textile Products – 0.0%
Beach Acquisition Bidco LLC, Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.95%, 9/12/32	25	25
Asset Management – 0.0%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 6.42%, 7/30/31	8	8
Jupiter Borrower, Inc., Term Loan B,
3/25/33(15)	17	17
		25
Automotive – 0.1%
Clarios Global L.P., Amendment No. 6 Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 6.42%, 1/28/32	45	45
Tenneco, Inc., Term A Loan,
(Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor), 8.51%, 11/17/28	6	6
Tenneco, Inc., Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.76%, 11/17/28	37	36
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.80%, 11/17/28 (16)	—	—
		87
Biotechnology & Pharmaceuticals – 0.1%
1261229 B.C. Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 6.25%), 9.92%, 10/8/30	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Biotechnology & Pharmaceuticals – 0.1%continued
Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 6.67%, 8/1/32	$46	$47
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 7.42%, 4/23/31	35	35
		106
Cable & Satellite – 0.2%
CSC Holdings LLC, September 2019 Initial Term Loan,
(Floating, PRIME USD 3M + 1.50%, 1.00% Floor), 8.25%, 4/15/27	42	37
DIRECTV Financing LLC, 2025 Incremental Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor), 9.17%, 2/17/31	128	128
Radiate Holdco LLC, First Out Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.28%, 9/25/29	73	64
		229
Capital Goods – 0.0%
Arcwood Environmental, Inc., Initial Term Loan,
4/1/33(15)	12	12
Multi-Color Corp., Interim New Money Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 6.75%, 0.50% Floor), 10.41%, 12/2/26	13	13
PECF U.S.S. Intermediate Holding III LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 7.50%, 2.00% Floor), 11.17%, 3/3/33	5	6
Vortex Opco LLC, First-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 6.25%, 0.50% Floor), 9.92%, 4/30/30(7) (16)	—	—
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 246 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Capital Goods – 0.0%continued
Vortex Opco LLC, Second-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.03%, 12/17/28(7)	$32	$4
		35
Chemicals – 0.1%
Aruba Investments Holdings LLC, Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 7.77%, 11/24/27	10	9
Discovery Purchaser Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 7.42%, 10/4/29	57	55
Herens Holdco S.a.r.l., Facility B,
(Floating, CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 7.72%, 7/3/28	80	70
Olympus Water U.S. Holding Corp., 2025 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.95%, 11/3/32	34	33
SCUR-Alpha 2505 GmbH & Co. KG, Tranche B-2 Term Loan,
4/8/31 (15)	7	5
(Floating, CME Term SOFR USD 3M + 4.75%), 8.50%, 4/8/31	1	1
		173
Commercial Support Services – 0.1%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.92%, 8/20/32	39	39
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.92%, 1/31/31	28	24
CompoSecure Holdings LLC, Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 5.93%, 1/14/33	38	38
		101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Communications – 0.0%
Coral-U.S. Co-Borrower LLC, Term B-7 Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.92%, 1/31/32	$16	$16
Sterling Entertainment Enterprises LLC, Initial Loan,
(Floating, PIK Interest USD 6M + 7.50%), 7.50%, 4/10/26(4) (7) (13)	1,225	—
		16
Construction Materials – 0.1%
Quikrete Holdings, Inc., Tranche B-3 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 5.92%, 2/10/32	49	50
Wilsonart LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 7.95%, 8/5/31	29	25
		75
Containers & Packaging – 0.1%
LABL, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 7.00%, 0.50% Floor), 8.94%, 10/30/28	41	19
Mauser Packaging Solutions Holding Co., 2025 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.16%, 4/15/30	81	78
		97
Electric Utilities – 0.1%
Alpha Generation LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 1.75%), 5.42%, 9/30/31	49	49
Lightning Power LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 5.92%, 8/18/31	25	25
		74
Electrical Equipment – 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.67%, 12/2/31	32	32
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  247 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Electrical Equipment – 0.1%continued
Resilience Parent LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%), 6.13%, 2/28/33	$42	$42
Tega MC Australia Holdings Pty. Ltd., Term Loan B,
3/25/33(15)	14	14
		88
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 8.16%, 8/1/30	131	112
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.35%, 2/10/27	46	29
Forestry, Paper & Wood Products – 0.0%
Glatfelter Corp., Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 7.92%, 11/4/31	45	43
Health Care Facilities & Services – 0.1%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 7.42%, 5/17/31	31	31
LifePoint Health, Inc., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.15%, 5/17/31	30	30
Paradigm Parent LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.20%, 4/16/32	50	41
Star Parent, Inc., Term Loan B,
(Floating, CME Term SOFR USD 3M + 4.00%), 7.70%, 9/27/30	48	47
		149
Home & Office Products – 0.0%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 6.70%, 1/17/32	10	10
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Home & Office Products – 0.0%continued
SWF Holdings I Corp., Delayed Draw Term Loan,
12/19/29 (14) (15)	$8	$8
(Floating, CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.17%, 12/19/29	8	8
SWF Holdings I Corp., Tranche A-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.17%, 12/19/29	13	13
		39
Home Construction – 0.0%
CP Atlas Buyer, Inc., 2025 Term B Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 8.92%, 7/8/30	17	15
Industrial Support Services – 0.0%
BCPE Empire Holdings, Inc., Amendment No. 10 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.17%, 12/29/32	60	59
Institutional Financial Services – 0.0%
Summit Acquisition, Inc., Amendment No. 1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.17%, 10/16/31	28	28
Insurance – 0.2%
Ardonagh Midco 3 Ltd., Syndicated Facility B,
(Floating, CME Term SOFR USD 6M + 2.75%), 6.37%, 2/15/31	32	32
(Floating, CME Term SOFR USD 3M + 2.75%), 6.45%, 2/15/31	2	1
Asurion LLC, New B-4 Term Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.03%, 1/20/29	78	78
Asurion LLC, New Term B-13 Term Loan,
9/19/30 (15)	24	23
(Floating, CME Term SOFR USD 1M + 4.25%), 7.92%, 9/19/30	29	28
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 248 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Insurance – 0.2%continued
CRC Insurance Group LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.45%, 5/6/32	$43	$43
HIG Finance 2 Ltd., 2025-3 Dollar Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.42%, 4/18/30	6	6
Jones DesLauriers Insurance Management, Inc., 2026-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 6.66%, 2/2/33	30	29
		240
IT Services – 0.0%
Amentum Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 5.67%, 9/29/31	59	59
Fortress Intermediate 3, Inc., Tranche B Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.67%, 6/27/31	7	7
		66
Leisure Facilities & Services – 0.0%
City Football Group Ltd., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.17%, 7/18/30	36	36
Great Canadian Gaming Corp., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.44%, 11/1/29	21	21
OVG Business Services LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.67%, 6/25/31	2	2
Sabre GLBL, Inc., 2024 Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 9.77%, 11/15/29	7	6
Sabre GLBL, Inc., 2024 Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 9.77%, 11/15/29	3	2
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Leisure Facilities & Services – 0.0%continued
Sabre GLBL, Inc., 2025 Other Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.25%, 0.50% Floor), 10.02%, 7/30/29	$2	$1
		68
Leisure Products – 0.0%
Majordrive Holdings IV LLC, Initial Term Loan,
6/1/28(15)	8	7
Machinery – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan,
12/21/29(14) (15)	13	12
GrafTech Global Enterprises, Inc., Term Loan,
(Floating, CME Term SOFR USD 3M + 6.00%, 2.00% Floor), 9.67%, 12/21/29	22	21
Husky Injection Molding Systems Ltd., 2026 Delayed Draw Term Loan,
2/15/29(14) (15)	18	18
LSF12 Helix Parent LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.17%, 2/10/33	36	35
		86
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Fourth Amendment Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 7.42%, 1/15/31	138	138
Hologic, Inc., USD Initial Term B Loan,
4/7/33(15)	98	97
		235
Oil & Gas Supply Chain – 0.0%
NGL Energy Operating LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.18%, 3/11/33	19	19
Other Industrial – 0.0%
Azuria Water Solutions, Inc., Delayed Draw Term Loan,
1/27/33(14) (15)	4	3
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  249 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Other Industrial – 0.0%continued
Azuria Water Solutions, Inc., Term Loan B,
1/27/33(15)	$27	$27
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan,
11/1/31(14) (15)	2	2
Jupiter Buyer, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 7.70%, 11/1/31	14	14
		46
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 7.78%, 8/21/28	89	89
Gray Television, Inc., Term D Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.78%, 12/1/28	26	25
Gray Television, Inc., Term F Loan Retired 04/02/2026,
(Floating, CME Term SOFR USD 1M + 5.25%), 8.92%, 6/4/29(16)	—	—
iHeartCommunications, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.78%), 9.56%, 5/1/29	99	87
		201
Real Estate Services – 0.0%
CoreLogic, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.28%, 6/2/28	29	28
Retail - Consumer Staples – 0.1%
Boots Group Finco L.P., Closing Date Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.92%, 8/30/32	118	118
Retail - Discretionary – 0.2%
Champions Holdco, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.42%, 2/23/29	74	65
Hertz (The) Corp., Initial Term B Loan,
6/30/28 (15)	15	11
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Retail - Discretionary – 0.2%continued
(Floating, CME Term SOFR USD 1M + 3.50%), 7.28%, 6/30/28	$9	$7
Hertz (The) Corp., Initial Term C Loan,
6/30/28 (15)	3	2
(Floating, CME Term SOFR USD 1M + 3.50%), 7.28%, 6/30/28	2	1
LBM Acquisition LLC, Amendment No. 3 Term Loan,
6/6/31(15)	47	37
Wand Newco 3, Inc., Tranche B-2 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.17%, 1/30/31	25	25
White Cap Supply Holdings LLC, Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.92%, 10/19/29	65	62
White Cap Supply Holdings LLC, Tranche D Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.17%, 2/10/33	27	26
		236
Software – 0.5%
athenahealth Group, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.42%, 2/15/29	41	41
Clover Holdings 2 LLC, Initial Fixed Rate Term Loan,
7.75%, 12/9/31	309	291
Cotiviti, Inc., Initial Fixed Rate Term Loan,
7.63%, 5/1/31	281	261
McAfee Corp., Second Amendment Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 6.67%, 3/1/29	68	60
Proofpoint, Inc., 2025-B Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 6.70%, 8/31/28	9	9
		662
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 250 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.2% (12)continued
Technology Hardware – 0.0%
Atlas CC Acquisition Corp., Second Out Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.75% Floor), 8.43%, 5/25/29	$28	$5
Atlas CC Acquisition Corp., Second Out Term C Loan,
(Floating, PIK Interest USD 3M + 3.25%, 0.75% Floor), 3.25%, 5/25/29	4	1
		6
Telecommunications – 0.4%
Altice France S.A., USD TLB Loan,
(Floating, CME Term SOFR USD 3M + 6.88%), 10.55%, 5/31/31(4)	82	82
Digicel International Finance Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 8.92%, 8/6/32	48	48
Level 3 Financing, Inc., Term B-4 Refinancing Loans,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.92%, 3/29/32	182	182
Windstream Services LLC, 2025 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 7.67%, 10/6/32	33	33
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
3/11/30 (15)	5	5
(Floating, PIK Interest USD 1M + 0.50%), 0.50%, 3/11/30	278	272
		622
Transportation & Logistics – 0.0%
WestJet Loyalty L.P., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.75%), 6.45%, 2/14/31	73	71
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 11.15%, 12/13/28	85	85
Total Term Loans
(Cost $5,925)		4,514

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.9%
Biotechnology & Pharmaceuticals – 0.0%
Endo Guc Trust, Class A(7) *	10,702	$—
Chemicals – 0.1%
Cornerstone Chemical Co. LLC(4) (7) *	602	—
SK Mohawk Holdings SCS(7) *	329	4
UTEX Industries, Inc.(4) *	2,200	59
		63
Construction Materials – 0.0%
Hardwoods Holdings, Inc.(7) (13) *	187	—
Consumer Cyclical – 0.0%
Rite Aid Corp.(4) (7) (13) *	3,929	—
Consumer Finance – 0.0%
Curo Group Holdings LLC(7) *	549	5
Containers & Packaging – 0.0%
Ardagh Holdings S.A.(1) *	889	7
Energy Equipment & Services – 0.0%
Nine Energy Service, Inc.*	2,325	19
Food Products – 0.0%
Lamb Weston Holdings, Inc.	697	29
Health Care Equipment & Supplies – 0.0%
Medline, Inc., Class A*	171	8
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(4) (7) *	20	3
Par Health Inc.(4) (7) *	897	7
		10
Life Sciences Tools & Services – 0.0%
IQVIA Holdings, Inc.*	188	32
Metals & Mining – 2.5%
Constellium S.E.*	3,684	90
Real Alloy Parent, Inc.(4) (7) *	48	3,522
		3,612
Oil, Gas & Consumable Fuels – 0.0%
Cloud Peak Energy, Inc.(7) *	20	—
Passenger Airlines – 0.0%
Spirit Aviation Holdings, Inc.(13) *	358	—
Pharmaceuticals – 0.1%
Keenova Therapeutics PLC(7) *	416	38
Mallinckrodt, Inc.(4) (7) *	481	43
		81
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  251 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.9%continued
Specialized Finance – 0.1%
Carnelian Point Holdings L.P.(4) (7) *	8,610	$91
Carnelian Point Holdings L.P. (New York Stock Exchange)(7) *	50	1
		92
Specialized Real Estate Investment Trusts – 0.1%
VICI Properties, Inc.	4,579	125
Total Common Stocks
(Cost $2,635)		4,083

CONVERTIBLE PREFERRED STOCKS – 0.0%
Financial Services – 0.0%
Shift4 Payments, Inc.,6.00%	241	13
Total Convertible Preferred Stocks
(Cost $24)		13

MASTER LIMITED PARTNERSHIPS – 0.1%
Gas Utilities – 0.0%
Ferrellgas Partners L.P.*	900	24
Oil, Gas & Consumable Fuels – 0.1%
Energy Transfer L.P.	7,215	139
Enterprise Products Partners L.P.	1,291	49
		188
Total Master Limited Partnerships
(Cost $211)		212

OTHER – 0.0%
Escrow Cloud Peak Energy, Inc. (4) (7) *	250,000	2
Escrow GenOn Energy, Inc. (4) (7) *	25,000	—
Escrow Hertz (The) Corp. (1) (4) (7) *	125,000	—
Escrow High Ridge Brands Co. (1) (4) (7) *	1,100,000	—
Escrow Washington Mutual Bank (4) (7) (13) *	250,000	—
Total Other
(Cost $110)		2

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Audacy, Inc., Exp. 12/31/49, Strike $0.00(7) (13) *	38	$—
Audacy, Inc., Exp. 12/31/49, Strike $0.00(7) *	46	—
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%continued
Audacy, Inc., Exp. 12/31/49, Strike $0.00(7) *	8	$—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(7) *	111	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(7) *	53	—
Curo Group Holdings LLC, Exp. 7/19/31, Strike $0.00(7) *	960	1
Total Warrants
(Cost $1)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(17) (18) (19)	8,511,403	$8,511
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(17) (18)	5,658,595	5,659
Total Investment Companies
(Cost $14,170)		14,170

Total Investments – 105.1%
(Cost $157,076)		149,622
Liabilities less Other Assets – (5.1%)		(7,225)
NET ASSETS – 100.0%		$142,397

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately
$110,230,000 or 77.4% of net assets.

(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(4)
Restricted security. At March 31, 2026, the value of these restricted securities amounted to approximately $8,071,000 or 5.7% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Altice France S.A., USD TLB Loan, 10.55%, 5/31/31	10/1/25-12/17/25	$82
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 7/15/26	6/22/18-2/15/24	1,630
Carnelian Point Holdings L.P.	7/5/22-8/6/24	53
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 252 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
CHPPR Holdings, Inc.	3/1/24	$—
Cornerstone Chemical Co. LLC	1/26/24	25
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Hertz (The) Corp.	7/1/21	—
Escrow High Ridge Brands Co.	12/18/20	—
Escrow Washington Mutual Bank	10/11/17	—
Mallinckrodt, Inc.	8/1/25	44
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,264
Par Health Inc.	11/10/25	9
Real Alloy Parent, Inc.	5/31/18	1,738
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29	1/20/21-8/22/22	781
Rite Aid Corp.	9/4/24	6
Specialty Building Products Holdings LLC/SBP Finance Corp., 12.00%, 11/15/33	8/11/25	2,490
Sterling Entertainment Enterprises LLC, Initial Loan, 7.50%, 4/10/26	2/6/25-2/4/26	1,225
UTEX Industries, Inc.	12/3/20	108

(5)	Perpetual bond. Maturity date represents next call date.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)	Zero coupon bond.
(9)	Principal amount is less than one thousand.
(10)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(11)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(12)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(13)	Value rounds to less than one thousand.
(14)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See
Note 2.

(15)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date.
(16)	Principal Amount and Value rounds to less than one thousand.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(18)	7-day current yield as of March 31, 2026 is disclosed.
(19)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

1M - 1 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

PIK - Payment In-Kind

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  253 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
At March 31, 2026, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Euro	521	United States Dollar	604	6/17/26	$(— )*
Subtotal Depreciation						(— )*
Total						$(— )*

*	Amount rounds to less than one thousand.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
U.S. Treasury Long Bond (United States Dollar)	(3)	$(342)	Short	6/26	$11
Ultra 10-Year U.S. Treasury Note (United States Dollar)	(5)	(568)	Short	6/26	11
Total					$22

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
As of March 31, 2026, the Fund had the following centrally cleared credit default swap agreement outstanding:
BUY/SELL PROTECTION	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0385%	5.00%(1)	Markit CDX N.A. High Yield Index Series 46(1)	USD	654,852	6/20/31	$33	$27	$6
Total							$33	$27	$6

(1)	Payment frequency is quarterly.
As of March 31, 2026, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	FINANCING RATE/ PAY RATE	REFERENCE ENTITY/ASSET	NOTIONAL AMOUNT	CURRENCY	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 3.68%(1)	IBOXX $ Liquid High Yield Index(2)	170,000	USD	6/22/26	$3	$(1)	$4
Morgan Stanley	SOFR 3M + 0.00%, 3.68%(1)	IBOXX $ Liquid High Yield Index(2)	85,000	USD	6/22/26	1	(1)	2
Morgan Stanley	SOFR 3M + 0.00%, 3.68%(1)	IBOXX $ Liquid High Yield Index(2)	1,284,000	USD	6/22/26	19	(13)	32
Morgan Stanley	SOFR 3M + 0.00%, 3.68%(1)	IBOXX $ Liquid High Yield Index(2)	440,000	USD	3/22/27	—*	(4)	4
Total						$23	$(19)	$42

(1)	Payment frequency is quarterly.
(2)	Payment frequency is at maturity.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 254 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds(1)	$—	$258	$—	$258
Corporate Bonds:
Consumer Non-Cyclical	—	70	18	88
Steel	—	852	2,490	3,342
Telecommunications	—	7,277	1	7,278
All Other Industries(1)	—	103,983	—	103,983
Total Corporate Bonds	—	112,182	2,509	114,691
Foreign Issuer Bonds:
Telecommunications	—	1,297	111	1,408
All Other Industries(1)	—	10,270	—	10,270
Total Foreign Issuer Bonds	—	11,567	111	11,678
Term Loans:
Capital Goods	—	31	4	35
All Other Industries(1)	—	4,479	—	4,479
Total Term Loans	—	4,510	4	4,514
Common Stocks:
Chemicals	—	59	4	63
Consumer Finance	—	—	5	5
Containers & Packaging	—	7	—	7
Health Care Facilities & Services	—	—	10	10
Metals & Mining	90	—	3,522	3,612
Pharmaceuticals	—	—	81	81
Specialized Finance	—	—	92	92
All Other Industries(1)	213	—	—	213
Total Common Stocks	303	66	3,714	4,083
Convertible Preferred Stocks	13	—	—	13
Master Limited Partnerships:
Oil, Gas & Consumable Fuels	188	—	—	188
Gas Utilities	—	24	—	24
Total Master Limited Partnerships	188	24	—	212
Other	—	—	2	2
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Warrants	$—	$—	$1	$1
Investment Companies	14,170	—	—	14,170
Total Investments	14,674	128,607	6,341	149,622
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$22	$—	$—	$22
Centrally Cleared Credit Default Swap Agreements	—	6	—	6
Bilateral Total Return Swaps	—	42	—	42
Liabilities
Forward Foreign Currency Exchange Contracts	—	(— )*	—	(— )*
Total Other Financial Instruments	$22	$48	$—	$70

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  255 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/25 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 3/31/26 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 3/31/26 (000S)
Corporate Bonds
Consumer Cyclical	$9	$—	$—	$—	$—	$(9)	$—	$—	$—	$—
Consumer Non-Cyclical	—	(14)	—	(32)	64	—	—	—	18	(32)
Metals & Mining	—	(12)	(397)	397	12	—			—	—
Steel	2,490	—	—	—	2,490	(2,490)	—	—	2,490	—
Telecommunications	1	1	4	(1)	—	(4)	—	—	1	(1)
Transportation & Logistics	48	—*	(11)	5	—	(42)	—	—	—	—
Foreign Issuer Bonds
Telecommunications	—*	—*	—*	3	108	—*	—	—	111	3
Term Loans
Capital Goods	—	—	—	—	—	—	4	—	4	(3)
Communications	1,143	—	—	(1,225)	148	(66)	—	—	—*	(1,225)
Common Stocks
Chemicals	—	—	—	(— )*	4	—	—	—	4	(— )*
Construction Materials	4	—	—	(4)	—	—	—	—	—*	(4)
Consumer Cyclical	3	—	(4)	(4)	5	—	—	—	—*	(4)
Consumer Finance	3	—	—	2	—	—	—	—	5	2
Distributors	—*	—	(470)	470	—	—	—	—	—	—
Health Care Facilities & Services	1	—	—	—*	9	—	—	—	10	—*
Metals & Mining	3,890	—	—	(368)	—	—	—	—	3,522	(368)
Oil, Gas & Consumable Fuels	55	—	(4)	(2)	—	(49)	—	—	—	—
Pharmaceuticals	42	—	—*	(5)	60	(16)	—	—	81	(5)
Specialized Finance	116	—	—	(24)	—	—	—	—	92	(24)
Wireless Telecommunication Services	44	—	1	62	—	(107)	—	—	—	—
Other	5	—	5	(3)	—	(5)	—	—	2	(3)
Warrants	1	—	—	—*	—	—	—	—	1	—*
Total	$7,855	($25 )	($876 )	($729 )	$2,900	($2,788 )	$4	$—	$6,341	($1,664 )
* Amount rounds to less than one thousand.
Securities valued at $235 included in the Balance as of 3/31/26 above were valued using evaluated prices provided by a third party provider which includes a security valued at $4 that was transferred into Level 3. Securities valued at $6,106 included in the Balance as of 3/31/26 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 256 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026

	FAIR VALUE AT 3/31/26 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$2,490	Market Comparables	Yield(2)	5.6%
Common Stocks	$3,522	Discounted Cash Flow/Market Comparables	Discount Rate/EBITDA multiple(1)	13%/6.1x
	92	Market Comparables	Adjusted LTM EBITDA(1)	13.7x
	—*	Liquidation	Future Liquidation Payments(1)	$0.01
Term Loan	$—*	Discounted Cash Flow/Market Comparables	Discount Rate/EBITDA forward multiple(1)	14.3%/6.4x
Other	$2	Liquidation	Future Liquidation Payments(1)	$0.75

*	Amount rounds to less than one thousand.
(1)
The significant unobservable inputs that can be used in the fair value measurement are;  Discount Rate, EBITDA Multiple and future liquidation payments. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in
EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement. Significant decreases in the trading value of previous notes would result in lower fair values and significant increases in the trading value would result in higher fair values. Future liquidation payments are at the sole discretion of the company in which we have an ownership interest in, there are no increases/decreases based upon an increase or decrease in multiple or discount rate. There are no value increases or decreases in multiple or discount rate.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$56,325	$47,814	$8,511	8,511,403	$80 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,581	107,175	110,097	5,659	5,658,595	224
Total	$8,581	$163,500	$157,911	$14,170	14,169,998	$304

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  257 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 11.6%
Auto Loan – 8.3%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$700	$702
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	1,300	1,324
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	513	514
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	896	898
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	490	494
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	456	462
Ford Credit Auto Owner Trust, Series 2021-1, Class C
1.91%, 10/17/33(1)	3,455	3,451
GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D
5.53%, 2/18/31(1)	1,985	2,009
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	219	221
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	270	273
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class D
6.52%, 1/25/35(1)	1,281	1,268
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	1,800	1,795
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	500	499
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	480	481
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	302
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6%continued
Auto Loan – 8.3%continued
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	$600	$607
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	220	221
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	199	201
		15,722
Credit Card – 0.2%
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	180	181
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	238
		419
Other – 1.1%
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	253	254
Pagaya AI Debt Grantor Trust, Series 2024-PT1, Class D
6.26%, 2/16/32(1)	492	494
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	760	763
PK Alift Loan Funding 8 LP, Series 2026-1, Class C
5.00%, 9/15/43(1)	250	247
Sotheby's Artfi Master Trust, Series 2026-1A, Class A1
4.80%, 6/20/33(1)	243	243
		2,001
Whole Loan – 2.0%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A3
(Step to 6.91% on 2/25/29), 5.91%, 12/25/64(1) (2)	1,665	1,671
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (2)	536	531
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 258 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6%continued
Whole Loan – 2.0%continued
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	$394	$395
Provident Funding Mortgage Trust, Series 2025-2, Class A4
5.50%, 6/25/55(1) (3)	511	512
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2
(Step to 6.85% on 7/25/29), 5.85%, 5/25/65(1) (2)	602	605
		3,714
Total Asset-Backed Securities
(Cost $21,844)		21,856

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.1%
Non Agency – 6.1%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	1,525	1,357
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 4.72%, 4/15/34(1) (4)	236	234
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B
7.54%, 11/10/39(1) (3)	1,220	1,234
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C
8.12%, 11/10/39(1) (3)	800	810
GS Mortgage Securities Trust, Series 2021-GSA3, Class A1
1.37%, 12/15/54(1)	349	344
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A
2.84%, 8/10/38(1)	660	655
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	3,780	3,568
MSRW Pass-Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	1,576	1,560
MSRW Pass-Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	800	791
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%continued
Non Agency – 6.1%continued
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1)	$900	$903
		11,456
Total Commercial Mortgage-Backed Securities
(Cost $11,483)		11,456

CORPORATE BONDS – 43.4%
Aerospace & Defense – 0.7%
General Dynamics Corp.,
3.75%, 5/15/28	400	398
Huntington Ingalls Industries, Inc.,
5.35%, 1/15/30	170	173
Lockheed Martin Corp.,
4.45%, 5/15/28	825	830
		1,401
Asset Management – 1.0%
Apollo Debt Solutions BDC,
5.70%, 1/23/31(1)	900	878
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29(5)	400	411
Citadel Finance LLC,
4.75%, 2/14/29(1)	200	196
Citadel L.P.,
6.00%, 1/23/30(1)	425	437
		1,922
Automotive – 1.0%
Ford Motor Credit Co. LLC,
4.97%, 4/6/29	600	593
Hyundai Capital America,
5.28%, 6/24/27(1)	1,340	1,351
		1,944
Banking – 3.6%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27(5)	1,000	992
Citizens Bank N.A.,
(Variable, U.S. SOFR + 0.70%), 4.19%, 1/29/29(5)	675	671
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  259 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.4% continued
Banking – 3.6%continued
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28(5)	$500	$502
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27(5)	1,000	986
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28(5)	1,710	1,709
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	400	402
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27(5)	635	642
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28(5)	840	851
		6,755
Beverages – 0.2%
Coca-Cola (The) Co.,
1.00%, 3/15/28	400	378
Biotechnology & Pharmaceuticals – 1.9%
AbbVie, Inc.,
4.80%, 3/15/27	1,180	1,186
4.65%, 3/15/28	1,950	1,968
Eli Lilly & Co.,
4.15%, 8/14/27	480	480
		3,634
Chemicals – 0.4%
Ecolab, Inc.,
4.30%, 6/15/28	710	712
Commercial Support Services – 0.5%
Republic Services, Inc.,
5.00%, 11/15/29	485	495
Waste Management, Inc.,
4.50%, 3/15/28	400	403
		898
Construction Materials – 0.1%
Vulcan Materials Co.,
4.95%, 12/1/29	260	264
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.4% continued
Containers & Packaging – 1.1%
Berry Global, Inc.,
1.65%, 1/15/27	$950	$930
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,170
		2,100
Diversified Industrials – 0.8%
Parker-Hannifin Corp.,
4.25%, 9/15/27	1,540	1,541
E-Commerce Discretionary – 0.8%
Amazon.com, Inc.,
4.00%, 3/13/29	1,500	1,492
Electric Utilities – 1.2%
Constellation Energy Generation LLC,
3.90%, 1/8/28	430	427
Dominion Energy, Inc.,
4.60%, 5/15/28	640	642
DTE Energy Co.,
5.20%, 4/1/30	800	816
NRG Energy, Inc.,
4.73%, 10/15/30(1)	400	396
		2,281
Electrical Equipment – 0.9%
Amphenol Corp.,
5.05%, 4/5/27	410	413
Carrier Global Corp.,
2.49%, 2/15/27	950	935
GE Vernova, Inc.,
4.25%, 2/4/31†	410	405
		1,753
Engineering & Construction – 0.1%
Installed Building Products, Inc.,
5.63%, 2/1/34(1)	95	93
Entertainment Content – 0.5%
Netflix, Inc.,
6.38%, 5/15/29	825	874
Finance Companies – 0.3%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 9/24/29(5) (6)	650	626
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 260 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.4% continued
Food – 1.5%
Cargill, Inc.,
4.63%, 2/11/28(1)	$1,000	$1,008
General Mills, Inc.,
4.70%, 1/30/27	380	380
Mondelez International, Inc.,
4.13%, 5/7/28	1,400	1,393
		2,781
Health Care Facilities & Services – 3.2%
Cardinal Health, Inc.,
4.70%, 11/15/26	1,130	1,132
Cencora, Inc.,
4.63%, 12/15/27	410	411
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30(1)	675	636
HCA, Inc.,
5.00%, 3/1/28	560	565
IQVIA, Inc.,
6.25%, 2/1/29	2,125	2,209
LifePoint Health, Inc.,
9.88%, 8/15/30(1)	1,000	1,058
		6,011
Household Products – 0.2%
Colgate-Palmolive Co.,
4.60%, 3/1/28	400	405
Institutional Financial Services – 0.8%
Depository Trust (The) Co.,
4.55%, 3/27/31(1)	250	250
LPL Holdings, Inc.,
4.90%, 4/3/28	1,250	1,254
		1,504
Insurance – 2.2%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	1,230	1,233
New York Life Global Funding,
4.40%, 4/25/28(1)	1,350	1,353
Principal Financial Group, Inc.,
3.10%, 11/15/26	1,000	993
Willis North America, Inc.,
4.55%, 3/15/31	490	483
		4,062
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.4% continued
Internet Media & Services – 0.3%
Alphabet, Inc.,
4.10%, 2/15/31	$490	$487
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	400	403
Machinery – 1.5%
Caterpillar Financial Services Corp.,
1.10%, 9/14/27	400	384
4.40%, 10/15/27	1,275	1,281
CNH Industrial Capital LLC,
4.50%, 10/8/27	480	480
Eaton Corp.,
4.20%, 3/6/31	200	197
John Deere Capital Corp.,
4.20%, 7/15/27	570	572
		2,914
Medical Equipment & Devices – 1.3%
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,140	1,138
Medtronic Global Holdings S.C.A.,
4.25%, 3/30/28	400	401
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	950	953
		2,492
Metals & Mining – 0.5%
Novelis Corp.,
3.88%, 8/15/31(1)	1,000	891
Oil & Gas Producers – 1.8%
HF Sinclair Corp.,
5.75%, 1/15/31	650	664
Marathon Petroleum Corp.,
5.15%, 3/1/30	545	556
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,223
		3,443
Oil & Gas Supply Chain – 1.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 7/1/34(1)	340	335
Crescent Energy Finance LLC,
7.63%, 4/1/32(1)	275	279
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  261 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.4% continued
Oil & Gas Supply Chain – 1.2%continued
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.02%, 4/30/26(4) (6)	$525	$524
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29(1)	1,000	1,029
		2,167
Real Estate Investment Trusts – 2.3%
Extra Space Storage L.P.,
5.70%, 4/1/28	1,410	1,440
Public Storage Operating Co.,
5.13%, 1/15/29	825	845
Simon Property Group L.P.,
3.25%, 11/30/26	1,000	995
1.75%, 2/1/28	400	383
Store Capital LLC,
5.40%, 4/30/30	705	708
		4,371
Retail - Consumer Staples – 0.2%
7-Eleven, Inc.,
1.80%, 2/10/31(1)	386	334
Semiconductors – 0.2%
Advanced Micro Devices, Inc.,
4.32%, 3/24/28	400	403
Software – 2.9%
Adobe, Inc.,
4.75%, 1/17/28	825	835
Cloud Software Group, Inc.,
8.25%, 6/30/32(1)	590	560
Oracle Corp.,
2.65%, 7/15/26	1,000	994
4.55%, 2/4/29	1,250	1,234
4.45%, 9/26/30	1,110	1,070
Salesforce, Inc.,
4.65%, 3/15/29	813	815
		5,508
Specialty Finance – 3.0%
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 5.54%, 1/17/31(5)	355	357
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.4% continued
Specialty Finance – 3.0%continued
American Express Co.,
(Variable, U.S. SOFR + 0.93%), 5.04%, 7/26/28(5)	$1,185	$1,195
Block, Inc.,
5.63%, 8/15/30(1)	335	333
6.00%, 8/15/33(1)	675	664
Fair Isaac Corp.,
6.25%, 9/15/34(1)	1,020	1,003
Mastercard, Inc.,
4.55%, 3/15/28	400	404
OneMain Finance Corp.,
5.38%, 11/15/29	675	651
S&P Global, Inc.,
2.45%, 3/1/27	825	812
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30(5)	175	178
		5,597
Technology Hardware – 2.3%
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26	1,100	1,087
Cisco Systems, Inc.,
4.55%, 2/24/28†	630	637
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	990	997
Jabil, Inc.,
4.20%, 2/1/29	550	543
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	1,000	1,007
		4,271
Technology Services – 0.2%
International Business Machines Corp.,
4.65%, 2/10/28	400	402
Telecommunications – 0.6%
Black Pearl Compute LLC,
6.13%, 2/15/31(1)	40	41
Cipher Compute LLC,
7.13%, 11/15/30(1) †	1,000	1,036
		1,077
Tobacco & Cannabis – 0.2%
Philip Morris International, Inc.,
4.13%, 4/28/28	400	399
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 262 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.4% continued
Transportation & Logistics – 1.1%
CSX Corp.,
3.80%, 3/1/28	$400	$396
Delta Air Lines, Inc.,
4.95%, 7/10/28	850	853
United Airlines, Inc.,
4.63%, 4/15/29(1)	875	859
		2,108
Transportation Equipment – 0.3%
Cummins, Inc.,
4.25%, 5/9/28	175	175
PACCAR Financial Corp.,
4.00%, 9/26/29	460	457
		632
Wholesale - Consumer Staples – 0.3%
Sysco Corp.,
5.10%, 9/23/30	475	479
Total Corporate Bonds
(Cost $81,784)		81,809

FOREIGN ISSUER BONDS – 14.1%
Aerospace & Defense – 0.7%
Bombardier, Inc.,
7.50%, 2/1/29(1)	500	519
Rolls-Royce PLC,
5.75%, 10/15/27(1)	810	823
		1,342
Automotive – 0.4%
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30(1)	700	694
Banking – 7.3%
Banco Bilbao Vizcaya Argentaria S.A.,
4.15%, 3/3/29	400	395
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28(5)	1,280	1,292
Cooperatieve Rabobank U.A.,
3.75%, 7/21/26	1,600	1,597
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28(1) (5)	1,430	1,430
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.1% continued
Banking – 7.3%continued
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27(5)	$500	$502
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28(5)	840	849
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.58%), 5.25%, 1/5/28(4)	1,690	1,703
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 3/6/29(5)	1,650	1,691
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28(5)	840	848
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29(5)	400	403
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(5)	600	594
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28(1) (5)	1,000	1,007
Toronto-Dominion Bank (The),
3.91%, 1/13/28	1,475	1,465
		13,776
Biotechnology & Pharmaceuticals – 0.8%
Astrazeneca Finance LLC,
4.88%, 3/3/28†	400	406
Teva Pharmaceutical Finance Netherlands IV B.V.,
5.75%, 12/1/30	1,030	1,043
		1,449
Chemicals – 0.3%
Nutrien Ltd.,
5.25%, 3/12/32	610	623
Electrical Equipment – 0.2%
Tyco Electronics Group S.A.,
4.50%, 2/9/31	420	419
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  263 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.1% continued
Household Products – 0.5%
Unilever Capital Corp.,
4.25%, 8/12/27	$420	$421
3.50%, 3/22/28	400	396
		817
Industrial Support Services – 0.8%
Ashtead Capital, Inc.,
4.38%, 8/15/27(1)	500	497
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	1,050	1,053
		1,550
Insurance – 0.1%
Nippon Life Insurance Co.,
4/2/31(1) (7)	200	200
Metals & Mining – 0.8%
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	850	854
Taseko Mines Ltd.,
8.25%, 5/1/30(1)	680	709
		1,563
Oil & Gas Supply Chain – 0.2%
Saudi Arabian Oil Co.,
4.00%, 2/2/29(1)	390	382
Specialty Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.10%, 1/15/27	950	960
4.13%, 2/28/29	400	394
Avolon Holdings Funding Ltd.,
4.20%, 4/15/29(1)	500	491
		1,845
Telecommunications – 0.3%
NTT Finance Corp.,
4.88%, 7/16/30(1)	600	604
Transportation & Logistics – 0.7%
Air Canada,
3.88%, 8/15/26(1)	320	318
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.1% continued
Transportation & Logistics – 0.7%continued
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27(1)	$1,000	$987
		1,305
Total Foreign Issuer Bonds
(Cost $26,528)		26,569

U.S. GOVERNMENT AGENCIES – 8.7% (8)
Fannie Mae – 2.5%
Pool #555649,
7.50%, 10/1/32	2	2
Pool #AD0915,
5.50%, 12/1/38	12	12
Pool #AI3471,
5.00%, 6/1/41	42	42
Pool #BA6574,
3.00%, 1/1/31	241	236
Pool #BC0266,
3.50%, 2/1/31	223	221
Pool #BC1465,
2.50%, 7/1/31	154	149
Pool #BE0514,
2.50%, 11/1/31	470	452
Pool #BM1239,
3.50%, 2/1/32	232	229
Pool #BM4485,
3.00%, 9/1/30	222	219
Pool #BM5017,
3.00%, 3/1/30	194	191
Pool #BM5525,
4.00%, 3/1/31	3	3
Pool #BM5708,
3.00%, 12/1/29	16	16
Pool #FM1534,
4.50%, 9/1/49	541	532
Pool #FM1773,
3.00%, 12/1/31	147	144
Pool #FM1849,
3.50%, 12/1/33	250	246
Pool #FM1852,
3.00%, 7/1/33	269	264
Pool #FM1897,
3.00%, 9/1/32	182	178
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 264 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.7% (8)continued
Fannie Mae – 2.5%continued
Pool #FM3308,
3.00%, 4/1/32	$437	$429
Pool #FS4618,
4.50%, 2/1/51	597	581
Pool #FS4653,
5.50%, 5/1/53	518	523
Pool #MA3090,
3.00%, 8/1/32	123	120
		4,789
Freddie Mac – 5.8%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	201	196
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 10.97% Cap), 6.59%, 10/1/37(4)	25	26
Pool #RA8880,
5.50%, 4/1/53	651	661
Pool #SB0084,
3.00%, 2/1/32	536	526
Pool #SB0093,
2.50%, 12/1/31	1,445	1,391
Pool #SB0215,
3.00%, 2/1/32	169	167
Pool #SB0216,
3.00%, 12/1/32	454	443
Pool #SB0329,
3.00%, 9/1/32	468	459
Pool #SD1959,
6.50%, 12/1/52	502	522
Pool #SD2342,
5.00%, 12/1/44	710	717
Pool #SD2665,
6.00%, 4/1/53	587	607
Pool #SD2922,
5.00%, 5/1/53	815	810
Pool #SD2999,
5.50%, 6/1/53	788	799
Pool #SD3133,
5.00%, 6/1/53	651	645
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.7% (8)continued
Freddie Mac – 5.8%continued
Pool #SD3136,
5.50%, 6/1/53	$639	$650
Pool #SD3174,
5.50%, 6/1/53	618	626
Pool #ZA2807,
2.50%, 2/1/28	18	18
Pool #ZK9070,
3.00%, 11/1/32	248	241
Pool #ZS6689,
2.50%, 4/1/28	61	60
Pool #ZS8598,
3.00%, 2/1/31	305	297
Pool #ZS8675,
2.50%, 11/1/32	529	506
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	581	557
		10,924
Freddie Mac Gold – 0.2%
Pool #A92650,
5.50%, 6/1/40	22	23
Pool #E04360,
2.50%, 4/1/28	76	75
Pool #G18641,
3.00%, 4/1/32	92	89
Pool #G18647,
3.00%, 6/1/32	226	220
		407
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	267	249
Government National Mortgage Association, Series 2025-33, Class LH,
5.00%, 5/20/54	26	26
		275
Total U.S. Government Agencies
(Cost $16,778)		16,395

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  265 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 10.1%
U.S. Treasury Notes – 10.1%
3.75%, 6/30/27	$5,860	$5,855
3.88%, 7/15/28(9)	3,632	3,636
3.50%, 11/15/28	9,700	9,622
		19,113
Total U.S. Government Obligations
(Cost $19,145)		19,113

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(10) (11) (12)	706,975	$707
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(10) (11)	2,525,052	2,525
Total Investment Companies
(Cost $3,232)		3,232

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.2%
U.S. Treasury Bill,
3.35%, 1/21/27(13)	$10,000	$9,713
Total Short-Term Investments
(Cost $9,725)		9,713

Total Investments – 100.9%
(Cost $190,519)		190,143
Liabilities less Other Assets – (0.9%)		(1,711)
NET ASSETS – 100.0%		$188,432

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately
$49,315,000 or 26.2% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2026 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of March 31, 2026 is disclosed.
(12)	Investment of cash collateral received from securities lending activities.
(13)	Discount rate at the time of purchase.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At March 31, 2026, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	373	$77,377	Long	6/26	$(596)
5-Year U.S. Treasury Note	(312)	(33,752)	Short	6/26	499
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 266 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Ultra 10-Year U.S. Treasury Note	(30)	$(3,405)	Short	6/26	$61
Ultra Long U.S. Treasury Bond	(5)	(583)	Short	6/26	20
Total					$(16)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$21,856	$—	$21,856
Commercial Mortgage-Backed Securities	—	11,456	—	11,456
Corporate Bonds(1)	—	81,809	—	81,809
Foreign Issuer Bonds(1)	—	26,569	—	26,569
U.S. Government Agencies(1)	—	16,395	—	16,395
U.S. Government Obligations	—	19,113	—	19,113
Investment Companies	3,232	—	—	3,232
Short-Term Investments	—	9,713	—	9,713
Total Investments	$3,232	$186,911	$—	$190,143
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$580	$—	$—	$580
Liabilities
Futures Contracts	(596)	—	—	(596)
Total Other Financial Instruments	$(16)	$—	$—	$(16)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$24,453	$23,746	$707	706,975	$5 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,687	142,557	143,719	2,525	2,525,052	118
Total	$3,687	$167,010	$167,465	$3,232	3,232,027	$123

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  267 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.8%
Auto Loan – 0.8%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$6,100	$6,118
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	732	736
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	2,300	2,331
Ford Credit Auto Lease Trust, Series 2024-A, Class A4
5.05%, 6/15/27	1,000	1,001
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	4,044	4,063
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	6,545	6,581
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	1,899	1,907
		22,737
Credit Card – 0.2%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	2,250	2,270
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	5,040
		7,310
Other – 0.6%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	742	747
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	2,010	2,015
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2
4.50%, 4/15/33(1)	2,400	2,391
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class B
4.88%, 4/15/33(1)	6,700	6,650
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8%continued
Other – 0.6%continued
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class C
5.01%, 4/15/33(1)	$2,400	$2,389
PK Alift Loan Funding 7 LP, Series 2025-2, Class A
4.75%, 3/15/43(1)	4,151	4,131
		18,323
Whole Loan – 0.2%
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	4,808	4,823
Total Asset-Backed Securities
(Cost $53,225)		53,193

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non Agency – 0.1%
SCMS Mortgage Trust, Series 2025-BNC1, Class A1
4.08%, 1/15/28(1)	2,841	2,832
Total Commercial Mortgage-Backed Securities
(Cost $2,841)		2,832

COMMERCIAL PAPER – 0.9%
Regional – 0.9%
Board of Regents of the University of Texas System,
2.40%, 7/1/26	6,330	6,329
Illinois Finance Authority,
2.70%, 4/1/26	12,000	12,000
2.60%, 4/7/26	6,920	6,920
		25,249
Total Commercial Paper
(Cost $25,250)		25,249

CORPORATE BONDS – 4.3%
Automotive – 0.9%
American Honda Finance Corp.,
4.25%, 9/1/28	10,000	9,917
General Motors Financial Co., Inc.,
5.40%, 5/8/27	5,000	5,044
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 268 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4.3% continued
Automotive – 0.9%continued
Hyundai Capital America,
5.25%, 1/8/27(1)	$5,000	$5,028
4.25%, 1/8/29(1)	5,000	4,945
		24,934
Banking – 1.8%
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.87%), 4.53%, 3/4/29(3)	12,900	12,900
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28(4)	7,400	7,425
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 4.43%, 9/22/27(3)	11,400	11,406
Santander Holdings U.S.A., Inc.,
(Floating, U.S. SOFR + 1.61%), 5.27%, 3/20/29(3)	20,000	20,156
		51,887
Electric Utilities – 0.1%
DTE Energy Co.,
4.88%, 6/1/28	4,200	4,238
Health Care Facilities & Services – 0.1%
HCA, Inc.,
5.00%, 3/1/28	3,470	3,504
Institutional Financial Services – 0.3%
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.71%), 4.15%, 1/21/29(4)	10,000	9,938
Insurance – 0.5%
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.37%, 11/8/27(3) †	3,530	3,538
Met Tower Global Funding,
4.00%, 1/14/29(1)	10,000	9,895
		13,433
Real Estate Owners & Developers – 0.1%
Jefferson Exchange at Riverside LLC,
3.75%, 6/1/62(5) (6)	4,400	4,400
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4.3% continued
Software – 0.5%
Oracle Corp.,
4.55%, 2/4/29	$14,560	$14,376
Total Corporate Bonds
(Cost $126,899)		126,710

FOREIGN ISSUER BONDS – 7.0%
Automotive – 0.5%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR + 0.71%), 4.38%, 8/11/27(1) (3)	1,700	1,700
Volkswagen Group of America Finance LLC,
4.45%, 9/11/27(1)	12,300	12,264
		13,964
Banking – 5.6%
ABN AMRO Bank N.V.,
(Floating, U.S. SOFR Compounded Index + 0.75%), 4.42%, 7/7/28(1) (3)	20,000	19,978
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.28%, 9/15/26(3)	9,600	9,610
(Variable, U.S. SOFR Compounded Index + 0.75%), 4.06%, 9/22/28(4)	16,600	16,504
Bank of Nova Scotia (The),
(Variable, U.S. SOFR + 0.76%), 4.04%, 9/15/28(4)	24,500	24,344
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 4/6/28(1) (4)	10,000	9,909
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 4.89%, 11/16/27(3)	7,500	7,520
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29(4)	20,809	21,849
HSBC Holdings PLC,
(Floating, U.S. SOFR + 1.03%), 4.70%, 3/3/29(3)	6,000	6,016
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 4.70%, 4/1/27(3)	23,800	23,800
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  269 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Banking – 5.6%continued
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 4.96%, 2/16/28(1) (3)	$4,300	$4,317
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 4.43%, 9/29/26(1) (3)	2,800	2,804
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(4)	4,800	4,755
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 4.55%, 1/14/27(3)	9,880	9,905
4.11%, 1/15/29	3,500	3,469
		164,780
Oil & Gas Supply Chain – 0.2%
Saudi Arabian Oil Co.,
4.00%, 2/2/29(1)	5,620	5,502
Specialty Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	5,000	5,094
Telecommunications – 0.2%
Orange S.A.,
4.00%, 1/13/29(1)	5,000	4,950
Transportation Equipment – 0.3%
Daimler Truck Finance North America LLC,
4.15%, 1/12/29(1)	9,300	9,170
Total Foreign Issuer Bonds
(Cost $204,279)		203,460

U.S. GOVERNMENT AGENCIES – 0.2% (7)
Freddie Mac – 0.2%
Seasoned Loans Structured Transaction Trust, Series 2018-2, Class A1,
3.50%, 11/25/28	5,797	5,690
Total U.S. Government Agencies
(Cost $5,689)		5,690

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 78.0%
Alabama – 5.8%
Alabama State HFA MFH Variable Revenue Bonds, Fred Marshall Court Project,
3.15%, 6/1/28(5) (8)	$1,900	$1,903
Alabama State HFA MFH Variable Revenue Bonds, Providence Park Apartments Project,
3.15%, 7/1/28(5) (8)	1,200	1,202
Alabama State Highway Authority Special Obligation Revenue Bonds (AG Insured),
5.00%, 9/1/28	6,170	6,522
Black Belt Energy Gas District Gas Project Revenue Bonds, Series A,
5.00%, 12/1/27	1,250	1,281
5.00%, 12/1/28	1,000	1,036
Black Belt Energy Gas District Gas Project Variable Revenue Refunding Bonds, Series D-1,
5.50%, 2/1/29(5) (8)	20,040	21,071
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 3.85%, 6/1/27(3) (5)	20,000	20,086
Black Belt Energy Gas District Revenue Bonds, Series B-1,
4.00%, 10/1/27(5) (8)	1,150	1,163
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(5) (8)	34,930	36,644
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 5/1/28	510	524
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 2.72%, 12/1/26(3) (5)	29,000	28,951
Mobile County Board of School Commissioners Special Tax Refunding Bonds (AG Insured),
5.00%, 3/1/27	715	730
5.00%, 3/1/29	1,015	1,078
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 270 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Alabama – 5.8%continued
Mobile IDB Variable PCR Bonds, Alabama Power Company Barry Plant,
2.75%, 3/15/29(5) (8)	$6,500	$6,442
Southeast Energy Authority Commodity Supply Revenue Bonds, Series A, Project No.1,
4.00%, 10/1/28(5) (8)	23,950	24,371
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4,
5.00%, 8/1/28(5) (8)	10,600	10,982
Southeast Energy Authority Cooperative Revenue Bonds, Series E,
5.00%, 10/1/28	5,000	5,196
Southeast Energy Authority Revenue Bonds, Series A,
5.00%, 11/1/28	500	515
		169,697
Alaska – 0.6%
Alaska State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	2,000	2,065
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project,
5.00%, 6/1/27	2,605	2,674
Civic Ventures Revenue Refunding Bonds, Anchorage Convention Center,
5.00%, 9/1/27	930	957
5.00%, 9/1/28	975	1,021
North Slope Borough G.O. Unlimited Bonds,
5.00%, 6/30/27	4,100	4,223
5.00%, 6/30/28	6,000	6,312
		17,252
Arizona – 1.8%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 2.62%, 11/4/26(3) (5)	7,335	7,292
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Arizona – 1.8%continued
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
4.00%, 6/1/29(5) (8)	$7,500	$7,595
Glendale Water & Sewer Revenue Refunding Bonds,
5.00%, 7/1/26	3,000	3,018
Maricopa County High School District No. 210 G.O. Unlimited Bonds, Series B, Project of 2023,
5.00%, 7/1/27	2,265	2,336
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(5) (8)	10,000	10,394
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	1,830	1,841
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	1,750	1,757
Pima County IDA MFH Variable Revenue Bonds, Flats At Ballpark Village,
2.71%, 4/1/28(5) (8)	7,595	7,529
Pima County Refunding COPS,
5.00%, 12/1/27	2,860	2,968
Pinal County Revenue Refunding Obligation Bonds (BAM Insured),
5.00%, 8/1/28	1,000	1,054
Tucson G.O. Unlimited Bonds, Series 2018-B,
5.00%, 7/1/27	6,460	6,648
		52,432
Arkansas – 0.1%
Fort Smith Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/26	2,385	2,412
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  271 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
California – 3.6%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 2.67%, 4/1/27(3) (5)	$8,500	$8,444
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/27	1,000	1,024
5.00%, 10/1/28	1,750	1,809
5.00%, 8/1/29(5) (8)	3,175	3,330
California Community Choice Financing Authority Sustainable Revenue Bonds, Series A-1, Clean Energy Project,
4.00%, 8/1/27	2,475	2,495
4.00%, 8/1/28(5) (8)	8,725	8,831
California Community Choice Financing Authority Sustainable Revenue Bonds, Series D, Clean Energy Project,
5.50%, 11/1/28(5) (8)	2,500	2,614
California State Municipal Finance Authority MFH Variable Revenue Bonds, Palmdale Family Apartments,
2.95%, 1/1/28(5) (8)	2,280	2,281
California State Municipal Finance Authority MFH Variable Revenue Bonds, El Camino Real Multifamily,
2.50%, 3/1/29(5) (8)	4,280	4,205
California State Municipal Finance Authority Taxable Revenue Bonds, Gateways Hospital and Mental Health Centers,
5.43%, 9/1/28	350	349
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	5,000	5,222
Los Angeles Department of Airports Airport Subordinate Sustainable Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	6,500	6,789
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
California – 3.6%continued
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	$4,530	$4,731
Los Angeles Department of Water & Power Revenue Refunding Bonds Series B,
5.00%, 7/1/26	2,600	2,610
5.00%, 7/1/27	2,225	2,288
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	4,035	4,054
5.00%, 7/1/26	1,990	1,999
Los Angeles Department of Water & Power System Revenue Bonds,
5.00%, 7/1/26	6,270	6,294
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	1,930	1,939
5.00%, 7/1/27	3,040	3,127
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	3,180	3,235
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series C,
5.00%, 7/1/27	2,675	2,754
5.00%, 7/1/28	6,630	6,931
San Francisco City & County Airport Commission International Airport Special Facilities Lease Revenue Refunding Bonds (AMT), SFO Fuel, Prerefunded,
5.00%, 1/2/29(9)	1,715	1,816
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT), Unrefunded Balance,
5.00%, 5/1/27	10,880	11,116
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/28	2,300	2,403
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 272 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
California – 3.6%continued
Santa Barbara County Solid Waste System Revenue COPS (AMT), Series B,
5.00%, 12/1/27	$1,195	$1,234
		103,924
Colorado – 2.3%
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/27	5,000	5,143
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 2.92%, 8/17/26(3) (5)	22,100	22,096
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 8/15/28(5) (8)	11,205	11,780
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/26	15,560	15,790
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT),
5.00%, 12/1/27	3,865	3,991
Park Creek Metropolitan District Limited Property Tax Supported Senior Tax Allocation Revenue Refunding Bonds (AG Insured),
5.00%, 12/1/26	700	710
5.00%, 12/1/27	1,000	1,037
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds,
6.25%, 11/15/28	5,225	5,466
		66,013
Connecticut – 1.2%
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/15/28	8,075	8,539
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Connecticut – 1.2%continued
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Yale New Haven,
5.00%, 7/1/27	$5,500	$5,654
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Yale New Haven,
5.00%, 7/1/29(5) (8)	20,000	21,283
		35,476
District of Columbia – 0.8%
District of Columbia G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	2,175	2,236
District of Columbia Housing Finance Agency MFH Revenue Bonds, Wagner Senior Residences Project,
2.95%, 9/1/28	4,500	4,478
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, Paxton Project,
3.35%, 6/1/26(5) (8)	5,000	5,006
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	2,200	2,330
District of Columbia Water & Sewer Authority Public Utility Subordinate Sustainable Revenue Refunding Bonds,
5.00%, 10/1/28	765	810
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	550	567
5.00%, 10/1/28	2,940	3,085
5.00%, 10/1/28	3,500	3,672
		22,184
Florida – 5.4%
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/27	1,000	1,025
5.00%, 9/1/28	2,125	2,206
Broward County School Board Refunding COPS, Series A,
7/1/27(10)	7,710	7,918
7/1/28(10)	5,575	5,840
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  273 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Florida – 5.4%continued
Broward County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/28	$6,710	$7,047
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	5,000	5,028
Duval County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/27	2,850	2,935
Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Hermosa North Fort Myers II,
3.50%, 7/1/27(5) (8)	3,000	3,020
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Ninth Street Apartments,
3.15%, 12/1/28(5) (8)	2,505	2,509
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Citrus Glen Apartments,
3.10%, 1/1/28(5) (8)	1,675	1,677
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Mariposa Grove,
3.15%, 1/1/29(5) (8)	7,750	7,760
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Southward Village Phase 2,
3.20%, 12/1/28(5) (8)	9,325	9,333
Florida State Housing Finance Corp. Multifamily Mortgage Variable Revenue Bonds, New York Avenue Apartments,
2.80%, 3/1/29(5) (8)	3,000	2,988
Florida State Housing Finance Corp. Variable Revenue Bonds, Series D, Osprey Sound,
3.00%, 9/1/28(5) (8)	6,000	5,990
Florida State Mid-Bay Bridge Authority First Senior Lien Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/26	3,250	3,284
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Florida – 5.4%continued
5.00%, 10/1/27	$1,700	$1,752
5.00%, 10/1/28	3,145	3,301
Florida State Municipal Power Agency Revenue Refunding Bonds, All-Requirements Power Supply Project,
5.00%, 10/1/27	795	822
5.00%, 10/1/28	1,300	1,373
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/1/27	5,045	5,199
Hillsborough County HFA Multi Family Variable Revenue Bonds,
3.13%, 12/1/27(5) (8)	2,605	2,608
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/27	8,650	8,752
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/27	1,945	1,995
5.00%, 6/1/28	1,135	1,188
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,525	3,632
5.00%, 10/1/28	2,500	2,623
Lee County School Board Refunding COPS, Series B,
5.00%, 8/1/28	5,350	5,633
Manatee County School Board COPS, Florida Master Lease Program,
7/1/28(10)	595	625
Manatee County School Board Refunding COPS, Florida Master Lease Program,
7/1/28(10)	6,250	6,568
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured),
5.00%, 2/1/28	1,700	1,766
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,700	3,811
5.00%, 10/1/28	4,100	4,302
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 274 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Florida – 5.4%continued
Miami-Dade County HFA MFH Variable Revenue Bonds, Bonita Pointe (FHA Insured),
2.65%, 4/1/28(5) (8)	$2,750	$2,736
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 5/1/27	8,840	9,071
Osceola County HFA MFH Variable Revenue Bonds, Series A, San Jose Apartments,
2.75%, 4/1/28(5) (8)	2,675	2,663
Osceola County HFA MFH Variable Revenue Bonds, Series B, Crestwood Apartments,
2.65%, 9/1/28(5) (8)	1,850	1,826
Palm Beach County Housing Finance Authority Mortgage Variable Revenue Bonds, Series B, Calusa Pointe II,
2.90%, 2/1/29(5) (8)	1,525	1,501
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/27	4,675	4,825
Pensacola Airport Revenue Bonds (AMT),
5.00%, 10/1/27	890	917
5.00%, 10/1/28	1,180	1,238
Polk County HFA MFH Variable Revenue Bonds, Cypress Oaks Apartments,
3.15%, 12/1/27(5) (8)	2,250	2,254
Polk County Public Facilities Revenue Refunding Bonds,
5.00%, 12/1/26	795	808
Reedy Creek Improvement District G.O. Limited Bonds,
5.00%, 6/1/27	1,315	1,320
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,383
Seminole County Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	700	725
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Florida – 5.4%continued
USF Financing Corp. Capital Improvement Revenue Refunding Bonds, Student Housing Project,
5.00%, 7/1/27	$1,000	$1,028
5.00%, 7/1/28	1,135	1,192
		157,997
Georgia – 3.8%
Atlanta Airport Revenue Refunding Bonds, Series G (AMT),
5.00%, 7/1/28	2,500	2,612
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/28	4,000	4,179
Atlanta Urban Residential Finance Authority MFH Variable Revenue Bonds, Series B, Flats at Stone Hogan,
2.92%, 5/1/28(5) (8)	4,820	4,816
Atlanta Urban Residential Finance Authority MFH Variable Revenue Bonds, Villas at Stone Hogan,
2.92%, 5/1/28(5) (8)	4,100	4,095
Decatur Housing Authority MFH Variable Revenue Bonds, Philips Tower Project,
3.25%, 9/1/27(5) (8)	4,500	4,510
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/28	1,850	1,940
Macon-Bibb County Housing Authority MFH Variable Revenue Bonds, Cahec Portfolio II Project,
3.15%, 2/1/28(5) (8)	3,500	3,504
Main Street Natural Gas Inc., Gas Supply Variable Revenue Bonds, Series C,
4.00%, 11/1/27(5) (8)	7,500	7,484
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(5) (8)	300	303
5.00%, 5/15/28	2,510	2,592
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/29(5) (8)	34,565	36,063
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  275 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Georgia – 3.8%continued
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/28(5) (8)	$11,045	$11,156
Municipal Electricity Authority of Georgia Revenue Refunding Bonds, Subseries A, Project 1 (BAM-TCRS Insured),
5.00%, 1/1/28	9,040	9,093
Paulding County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 2/1/27	3,000	3,061
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/28	11,705	12,403
Savannah Housing Authority Variable Revenue Bonds, Montgomery Landing Project,
3.15%, 7/1/28(5) (8)	3,115	3,119
		110,930
Hawaii – 0.7%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	6,909
Honolulu City & County G.O. Unlimited Refunding Bonds, Series E,
5.00%, 7/1/28	11,390	12,009
		18,918
Idaho – 0.1%
Kootenai County Coeur d'Alene School District No. 271 G.O. Unlimited Bonds (Idaho Sales Tax Guaranty Insured),
4.00%, 9/15/27	3,000	3,039
Illinois – 4.6%
Adams County School District No. 172 G.O. Unlimited Refunding Bonds,
5.00%, 2/1/28	355	369
Bolingbrook G.O. Unlimited Refunding Bonds, Series A (AG Insured),
5.00%, 1/1/29	1,490	1,543
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/27	3,615	3,670
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Illinois – 4.6%continued
5.00%, 1/1/28	$1,565	$1,619
5.00%, 1/1/29	3,500	3,678
Chicago O'Hare International Airport General Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	2,290	2,329
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/29	3,000	3,157
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series D,
5.00%, 1/1/29	5,465	5,802
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/27	2,250	2,332
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	2,300	2,340
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/28	1,000	1,057
DuPage County Forest Preserve District G.O. Limited Bonds,
5.00%, 11/1/27	1,600	1,658
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, UChicago Medicine,
5.00%, 8/15/27(5) (8)	1,490	1,523
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 3.71%, 9/1/28(3) (5)	7,250	7,259
Illinois State Financing Authority Revenue Refunding Bonds, NorthShore University Health System,
5.00%, 8/15/28	3,000	3,153
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/26	7,000	7,076
5.00%, 10/1/27	3,430	3,538
5.25%, 9/1/28	23,415	24,681
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 276 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Illinois – 4.6%continued
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	$6,855	$6,873
5.00%, 11/1/26	12,435	12,592
Illinois State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/27	1,100	1,135
Illinois State HDA MFH Variable Revenue Bonds, Corcoran Place,
3.15%, 7/1/28(5) (8)	2,200	2,203
Illinois State HDA MFH Variable Revenue Bonds, Island Terrace,
2.80%, 4/1/28(5) (8)	3,100	3,087
2.80%, 4/1/28(5) (8)	1,750	1,743
Illinois State HDA MFH Variable Revenue Bonds, Series B, Lakeside Tower,
3.15%, 8/1/28(5) (8)	1,500	1,502
Illinois State HDA Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.80%, 10/1/26	600	603
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
5.00%, 2/1/28	9,450	9,832
Kane County Community Unit School District No. 304 Geneva G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/28	2,725	2,836
Kane County School District No. 131 Aurora East Side G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 12/1/27	3,920	4,061
5.00%, 12/1/28	365	378
Monroe & Saint Clair Counties Community Unit School District No. 5 G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 4/15/29	1,110	1,173
Sales Tax Securitization Corp. Revenue Refunding Bonds,
5.00%, 1/1/28	5,170	5,372
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Illinois – 4.6%continued
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/27	$3,220	$3,285
		133,459
Indiana – 2.5%
Carmel Clay Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/27	2,405	2,449
Decatur Township Multi-School Building Corp. Revenue Refunding Bonds (State Intercept Program),
5.00%, 1/15/27	1,320	1,343
5.00%, 7/15/27	1,385	1,424
5.00%, 1/15/28	1,650	1,714
5.00%, 7/15/28	2,530	2,653
Fort Wayne Community Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/28	725	754
5.00%, 1/15/29	400	424
Hamilton County G.O. Limited Bonds, Series A,
5.00%, 12/31/26	1,260	1,282
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds (AMT), Duke Energy Indiana,
3.75%, 6/1/27(5) (8)	5,750	5,786
Indiana State Finance Authority Revenue Refunding Bonds, Ascension Senior Credit Group,
5.00%, 11/15/28	6,290	6,642
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/28	2,710	2,817
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 2.67%, 3/1/27(3) (5)	5,975	5,955
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series E,
5.00%, 2/1/27	780	795
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  277 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Indiana – 2.5%continued
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds (AMT), Indianapolis Airport Authority Project,
5.00%, 1/1/28	$6,325	$6,545
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/27	2,500	2,546
IPS Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
4.00%, 7/15/27	7,200	7,322
New Albany-Floyd County School Building Corp. Revenue Bonds (State Aid Intercept Program),
5.00%, 1/15/27	4,905	4,991
5.00%, 7/15/27	1,725	1,774
Noblesville Schools G.O. Limited Bonds (State Intercept Program),
6.00%, 1/15/27	500	513
6.00%, 7/15/27	1,325	1,380
6.00%, 1/15/28	1,345	1,422
6.00%, 7/15/28	1,635	1,753
North West Hendricks Multi-Building Corp. First Mortgage Revenue Refunding Bonds (State Aid Intercept Program),
5.00%, 7/15/27	785	804
5.00%, 1/15/28	680	703
5.00%, 7/15/28	700	731
Tippecanoe School Corp. G.O. Limited Bonds (State Aid Intercept Program),
5.00%, 1/15/27	1,635	1,663
Valparaiso 21st Century School Building Corp. First Mortgage Revenue Refunding Bonds (State Aid Intercept Program),
5.00%, 1/15/27	1,020	1,038
5.00%, 7/15/27	400	411
5.00%, 7/15/28	4,025	4,223
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Indiana – 2.5%continued
Zionsville Community Schools Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/27	$1,400	$1,426
5.00%, 7/15/27	510	525
		73,808
Iowa – 0.1%
Guthrie County Hospital Revenue BANS, Guthrie County Hospital Project,
4.50%, 2/1/29	2,000	2,000
Kansas – 1.2%
Kansas State Development Finance Authority Hospital Variable Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 11/15/28(5) (8)	4,130	4,354
Manhattan G.O. Unlimited Temporary Notes,
4.00%, 6/15/28	19,150	19,189
Spring Hill G.O. Unlimited Notes, Series B,
4.00%, 9/1/27	9,990	10,037
Wyandotte County Kansas City Unified Government G.O. Unlimited Bonds, Series A (BAM Insured),
4.00%, 8/1/27	2,065	2,104
		35,684
Kentucky – 3.3%
Kentucky State Asset/Liability Commission Agency Fund Revenue Refunding Bonds, Federal Highway Trust Fund Project Notes,
5.00%, 9/1/26	6,290	6,348
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 132,
5.00%, 4/1/28	1,500	1,569
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/27	2,630	2,719
5.00%, 9/1/28	3,000	3,167
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 278 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Kentucky – 3.3%continued
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B, Project No. 133,
5.00%, 9/1/27	$3,500	$3,618
5.00%, 9/1/28	11,600	12,248
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/28	1,050	1,083
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C,
4.00%, 2/1/28(5) (8)	19,150	19,325
Owensboro-Daviess County Kentucky Regional Water Resource Agency Revenue Bonds, Series A,
5.00%, 12/1/27	2,205	2,283
Rural Water Financing Agency Revenue Bonds, Public Projects Construction Notes,
3.05%, 5/1/27	10,000	10,000
2.75%, 5/1/28	32,025	31,634
University of Kentucky General Receipts Revenue Refunding Bonds, Series A,
3.00%, 4/1/26	2,105	2,105
		96,099
Louisiana – 0.5%
Livingston Parish Sales TRB (AG Insured),
5.00%, 10/1/28	5,835	6,150
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds,
5.00%, 6/1/27	1,000	1,027
New Orleans Aviation Board Revenue Refunding Bonds, Series B (AMT),
5.00%, 1/1/27	5,225	5,304
New Orleans G.O. Unlimited Refunding Bonds,
5.00%, 12/1/28	500	522
Shreveport Water & Sewer Revenue Refunding Bonds (AG Insured),
5.00%, 12/1/27	775	800
5.00%, 12/1/28	1,350	1,421
		15,224
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Maine – 0.2%
Maine State Housing Authority Mortgage Purchase Sustainable Revenue Bonds, Series C,
2.90%, 11/15/27	$4,400	$4,381
Maine State Municipal Bond Bank Revenue Refunding Bonds, Series C,
5.00%, 11/1/27	2,150	2,232
		6,613
Maryland – 0.2%
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,189
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series C, Medstar Health Issue,
5.00%, 8/15/27	1,000	1,032
5.00%, 8/15/28	1,035	1,088
		4,309
Massachusetts – 0.9%
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health Issue (AG Insured),
5.00%, 7/1/27	1,400	1,440
Quincy G.O. Limited BANS,
5.00%, 7/24/26	11,890	11,971
Somerville G.O. Limited BANS, Series B,
5.00%, 7/1/26	13,230	13,312
		26,723
Michigan – 3.5%
Chippewa Valley Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,280	1,314
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	2,850	2,921
Grand Rapids Public Schools G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 5/1/27	3,965	4,061
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  279 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Michigan – 3.5%continued
Lansing School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	$345	$354
Michigan State Finance Authority Revenue Notes, Series A-2 (JPMorgan Chase Bank N.A. LOC),
5.00%, 8/20/26	7,060	7,124
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/27	3,915	4,006
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/28	2,785	2,820
Michigan State Finance Authority Revenue Refunding Bonds, Public Lighting Authority (BAM Insured),
5.00%, 7/1/28	2,645	2,782
Michigan State Finance Authority Variable Revenue Bonds, Trinity Health Credit Group,
5.00%, 12/1/28(5) (8)	2,905	3,032
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 3.12%, 4/15/27(3) (5)	15,000	14,969
Michigan State HDA MFH Variable Revenue Bonds, Clark Road Family Apartments Project,
10/1/26(5) (10)	1,565	1,565
Michigan State HDA MFH Variable Revenue Bonds, Clark Road Senior Apartments Project,
10/1/26(5) (10)	980	980
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	655
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 5/15/27	340	349
5.00%, 5/15/28	795	830
5.00%, 5/15/28	295	308
5.00%, 5/15/29	500	531
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Michigan – 3.5%continued
5.00%, 5/15/29	$425	$452
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,538
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,141
South Lyon Community Schools G.O. Unlimited Bonds, Series I,
5/1/29(10)	850	906
Sparta Area Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/28	260	272
5.00%, 5/1/29	390	416
Traverse City Area Public Schools G.O. Unlimited Bonds,
5.00%, 5/1/27	8,100	8,305
Troy Michigan City School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5/1/29(10)	1,535	1,640
Utica Community Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/28	1,700	1,782
5.00%, 5/1/29	750	800
Washtenaw County Intermediate School District G.O. Unlimited Bonds,
5.00%, 5/1/27	4,360	4,472
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/28	7,750	8,133
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan Wayne County,
5.00%, 12/1/27	3,000	3,099
Wayne Michigan State University Revenue Refunding Bonds, Series A,
5.00%, 11/15/27	500	518
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,245
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 280 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Michigan – 3.5%continued
Western Michigan University Revenue Refunding Bonds, Series A (AG Insured),
5.00%, 11/15/27	$4,595	$4,755
		101,075
Minnesota – 3.5%
Hennepin County Housing & Redevelopment Authority Multi Family Variable Revenue Bonds, South Haven & Summit Point Apartments (Housing & Urban Development Sector 8 Program),
3.15%, 8/1/28(5) (8)	4,500	4,506
Minneapolis-St. Paul Metropolitan Airports Commission Senior Airport Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	11,705	11,902
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(5) (8)	5,875	5,950
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 3.45%, 12/1/27(3) (5)	40,000	39,900
Minnesota State Housing Finance Agency Revenue Bonds, Series A-2, Hilltop Manor,
2.60%, 8/1/27	2,780	2,765
Minnesota State Housing Finance Agency Revenue Bonds, Series G (Housing & Urban Development Sector 8 Program),
3.25%, 8/1/27	5,875	5,880
Minnesota State Rural Water Finance Authority Revenue BANS,
3.30%, 8/1/26	10,000	10,003
Moorhead Temporary Tax Increment Financing G.O. Unlimited Bonds,
4.00%, 10/1/27	18,845	19,078
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Minnesota – 3.5%continued
Southern Minnesota State Municipal Power Agency Supply System Revenue Refunding Bonds, Series A,
5.00%, 1/1/27	$1,240	$1,263
5.00%, 1/1/28	1,200	1,250
		102,497
Missouri – 2.2%
Clay County Public School District No. 53 Liberty G.O Unlimited Refunding Bonds,
4.00%, 3/1/28	2,150	2,209
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/28	8,415	8,784
Jackson County Consolidated School District No. 4 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
6.00%, 3/1/27	2,830	2,916
Ladue School District G.O. Unlimited Bonds,
2.13%, 3/1/28	2,310	2,269
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Prairie State Project,
5.00%, 12/1/26	3,885	3,943
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series C,
5.00%, 5/1/28(5) (8)	17,500	18,283
Missouri State Health & Educational Facilities Revenue Refunding Bonds, CoxHealth Obligated Group,
5.00%, 11/15/28	750	789
Missouri State Public Utilities Commission Revenue Refunding Bonds, Interim Construction Notes, Escrowed to Maturity,
4.00%, 5/1/26	11,980	11,994
Missouri States Public Utilities Commission Revenue Refunding Notes, Interim Construction Notes,
4.00%, 10/1/27	4,700	4,759
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  281 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Missouri – 2.2%continued
Platte County Reorganized School District No. R-3 G.O. Unlimited Bonds,
6.25%, 3/1/27	$2,960	$3,056
Saint Charles County Public Water Supply District No. 2 Refunding COPS, Series A,
5.00%, 12/1/27	765	794
5.00%, 12/1/28	870	919
Springfield School District No. R-12 G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/28	4,000	4,215
		64,930
Nebraska – 0.0%
Central Plains Energy Gas Project Revenue Refunding Bonds, Series A (Project No. 3),
5.00%, 9/1/27	1,000	1,021
Nevada – 0.0%
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	1,040	1,045
New Hampshire – 0.1%
New Hampshire State HFA Multi Family Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	1,000	1,000
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,001
New Hampshire State Municipal Bond Bank Revenue Bonds, Series B,
5.00%, 8/15/27	2,000	2,067
		4,068
New Jersey – 3.2%
Essex County G.O. Unlimited BANS,
4.00%, 7/8/26	12,305	12,351
Jersey City Municipal Utilities Authority Water Project Revenue Notes (Municipal Government Gtd.),
5.00%, 5/1/26	15,510	15,541
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
New Jersey – 3.2%continued
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project,
4.00%, 3/12/27	$2,995	$3,036
New Jersey State EDA Revenue Refunding Bonds, Series XX,
4.25%, 6/15/26	13,565	13,574
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	5,000	5,056
New Jersey State Health Care Facilities Financing Authority Department Human Services Revenue Refunding Bonds, Marlboro Psychiatric Hospital,
5.00%, 9/15/27	2,305	2,385
New Jersey State Housing & Mortgage Finance Agency Multi Family Sustainable Revenue Bonds, Series B,
2.95%, 11/1/27	6,875	6,867
2.95%, 11/1/28	16,795	16,734
New Jersey State Housing & Mortgage Finance Agency Multi Family Sustainable Revenue Bonds, Subseries D (GNMA, FNMA, FHLMC Insured),
2.90%, 11/1/27	3,750	3,732
2.95%, 5/1/28	2,770	2,758
New Jersey State Turnpike Authority Revenue Bonds, Series B,
5.00%, 1/1/28	3,485	3,636
New Jersey State Turnpike Authority Revenue Exchange Refunding Bonds, Series A,
5.00%, 1/1/27	4,490	4,575
New Jersey State Turnpike Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	3,835	3,908
		94,153
New Mexico – 0.4%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/26	1,715	1,726
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 282 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
New Mexico – 0.4%continued
Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/26	$2,150	$2,167
New Mexico State Finance Authority Revenue Bonds, Series D,
2.00%, 6/1/28	4,600	4,484
New Mexico State Severance TRB, Series A,
5.00%, 7/1/28	4,000	4,208
		12,585
New York – 2.3%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/27	1,120	1,163
5.00%, 11/15/28	9,370	9,941
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series B,
5.00%, 11/15/27	2,675	2,778
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 2.88%, 11/1/26(3)	200	200
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-2 (State Aid Withholding),
5.00%, 7/15/27	7,000	7,222
New York City Transitional Finance Authority Subordinate Revenue Bonds, Fiscal 2026,
5.00%, 2/1/28	2,250	2,350
5.00%, 2/1/29	2,500	2,662
New York G.O. Unlimited Refunding Bonds, Series B-1, Fiscal 2026,
5.00%, 8/1/28	10,000	10,518
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series C,
5.00%, 3/15/28	1,000	1,048
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
New York – 2.3%continued
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 226 (AMT),
5.00%, 10/15/28	$3,520	$3,708
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/27	15,005	15,438
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 249 (AMT),
5.00%, 10/15/27	3,750	3,867
5.00%, 10/15/28	6,975	7,348
		68,243
North Carolina – 1.1%
East Carolina University Revenue Bonds, Series A,
5.00%, 10/1/27	1,225	1,227
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/28	12,640	13,224
North Carolina State Housing Finance Agency MFH Revenue Bonds, Harmony Housing Development,
3.15%, 2/1/29(5) (8)	7,000	7,006
North Carolina State Limited Obligation Revenue Refunding Bonds, Series B,
5.00%, 5/1/27	2,000	2,054
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/27	1,750	1,797
5.00%, 6/1/28	2,115	2,219
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds,
5.00%, 1/1/29	2,395	2,520
Raleigh Housing Authority Multi Family Housing Revenue Bonds, Maple Ridge Apartments,
3.15%, 2/1/29(5) (8)	3,450	3,459
		33,506
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  283 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Ohio – 2.0%
Akron Bath & Copley Joint Township Hospital District Revenue Refunding Bonds, Children's Medical Hospital,
5.00%, 11/15/27	$1,825	$1,891
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/27	6,765	6,891
5.00%, 2/15/28	10,000	10,395
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Dayton Power & Light Project,
4.25%, 6/1/27(5) (8)	7,000	7,090
Ohio State G.O. Unlimited Bonds, Series Z,
5.00%, 5/1/28	5,245	5,512
Ohio State Hospital Facilities Revenue Refunding Bonds, Cleveland Clinic Health System,
5.00%, 1/1/27	3,220	3,277
Ohio State Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group,
5.00%, 1/1/29	12,800	13,562
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health,
5.00%, 1/15/27	2,160	2,193
5.00%, 1/15/28	6,240	6,454
Ohio State Housing Finance Agency MFH Variable Revenue Bonds, Palmer Gardens Apartments (Housing & Urban Development Sector 8 Program),
2.68%, 7/1/28(5) (8)	900	889
		58,154
Oklahoma – 1.7%
Cleaveland County Independent School District No. 29 Norman G.O. Unlimited Bonds,
3/1/29(10)	680	704
Cleveland County Independent School District No. 2 G.O. Unlimited Bonds,
4.00%, 3/1/27	5,520	5,585
4.00%, 3/1/28	7,440	7,614
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Oklahoma – 1.7%continued
Oklahoma County Independent School District No. 1 G.O. Unlimited Bonds,
3.25%, 5/1/27	$17,375	$17,436
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,425	3,468
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.00%, 7/1/28	510	538
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project,
5.00%, 9/1/27	8,480	8,743
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project,
5.00%, 9/1/27	550	566
5.00%, 9/1/28	1,300	1,365
Tulsa G.O. Unlimited Bonds, Series D,
3.00%, 10/1/26	3,000	3,002
		49,021
Oregon – 1.1%
Chemeketa Community College District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	4,000	4,211
Clackamas & Washington Counties Joint School District No. 3 West Linn-Wilsonville G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	8,310	8,548
Morrow County School District No. 1 G.O. Limited Bonds (School Board Guaranty Program),
5.00%, 6/15/27	1,375	1,416
Multnomah County School District No. 7 Reynolds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	4,680	4,807
5.00%, 6/15/28	695	729
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 284 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Oregon – 1.1%continued
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A,
5.00%, 4/1/27	$5,000	$5,125
Port of Portland International Airport Revenue Refunding Bonds (AMT),
5.00%, 7/1/27	1,000	1,026
Redmond G.O. Limited Bonds (AMT), Airport Expansion Projects,
5.00%, 6/1/28	1,000	1,039
Washington & Clackamas Counties Tigard-Tualatin School District No. 23J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/27	1,500	1,545
5.00%, 6/15/28	2,000	2,105
Washington County School District No. 48J Beaverton G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	1,355	1,427
		31,978
Pennsylvania – 3.4%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 2.85%, 8/1/27(3) (5)	5,000	4,985
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 3.07%, 5/15/27(3) (5)	40,000	39,711
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/28	2,280	2,389
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
5.00%, 6/1/27	395	402
5.00%, 6/1/28	415	428
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Pennsylvania – 3.4%continued
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 2.94%, 3/1/27(3) (5)	$11,000	$10,986
Luzerne County G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 6/15/27	2,380	2,447
5.00%, 6/15/28	3,490	3,666
Pennsylvania State Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series B, UPMC Obligated Group,
5.00%, 3/15/27	2,680	2,732
5.00%, 3/15/28	3,500	3,642
Pennsylvania State G.O Unlimited Bonds, Second Series of 2016,
5.00%, 9/15/27	7,170	7,249
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania,
5.00%, 8/15/26	2,240	2,260
Pennsylvania State Housing Finance Agency MFH Variable Revenue Bonds, Monarch PA Portfolio,
2.65%, 9/1/28(5) (8)	1,685	1,662
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2025,
5.00%, 6/1/27	8,000	8,205
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), Private Activity,
5.00%, 7/1/27	1,000	1,025
5.00%, 7/1/28	860	898
Philadelphia G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/28	2,725	2,870
Seneca Valley School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 3/1/27	925	947
5.00%, 3/1/28	1,775	1,852
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  285 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Pennsylvania – 3.4%continued
Westmoreland County Municipal Authority Revenue Refunding Bonds, Series A (BAM Insured),
5.00%, 8/15/27	$1,830	$1,885
		100,241
Rhode Island – 1.0%
Bristol Warren Regional School District G.O. Unlimited BANS, Series 1,
5.00%, 6/4/26	25,000	25,100
Rhode Island Infrastructure Bank State Revolving Fund Revenue Refunding Bonds, Series B, Master Trust,
5.00%, 10/1/27	775	803
5.00%, 10/1/28	500	529
Rhode Island State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	1,040	1,048
5.00%, 8/1/27	1,210	1,249
		28,729
South Carolina – 0.2%
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/26	375	376
Medical University Hospital Authority Mortgage Revenue Bonds, Indian Land Project (FHA Insured),
5.00%, 11/15/28	1,000	1,057
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	4,395	4,466
		5,899
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B, Sanford,
5.00%, 11/1/26	360	364
5.00%, 11/1/27	915	943
5.00%, 11/1/28	1,165	1,226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
South Dakota – 0.1%continued
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Vocational Educational Program,
5.00%, 8/1/27	$1,075	$1,108
		3,641
Tennessee – 1.8%
Dickson Health & Educational Facilities Board Multifamily Variable Revenue Bonds, 841 Cowan Apartments,
3.05%, 4/1/29(5) (8)	5,000	5,003
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, HV land Co. Apartments,
3.35%, 12/1/26(5) (8)	6,900	6,907
Metropolitan Government of Nashville & Davidson County Health & Facilities Board Variable Revenue Bonds, Parkwood Villa Apartments,
3.15%, 12/1/27(5) (8)	2,240	2,244
Oak Ridge Housing Authority MFH Variable Revenue Bonds, Oak Ridge Redevelopment,
3.20%, 12/1/28(5) (8)	4,485	4,489
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(5) (8)	17,805	17,980
Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2B,
3.30%, 1/1/28	1,750	1,750
Tennessee State Energy Acquisition Corp. Variable Revenue Refunding Bonds, Series A-1, Gas Project,
5.00%, 5/1/28(5) (8)	14,100	14,543
		52,916
Texas – 6.8%
Austin Airport System Revenue Refunding Bonds (AMT),
5.00%, 11/15/26	900	911
5.00%, 11/15/27	1,425	1,471
5.00%, 11/15/28	1,525	1,601
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/27	4,000	4,140
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 286 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Texas – 6.8%continued
5.00%, 9/1/28	$3,500	$3,695
Bexar Management & Development Corp. MFH Variable Revenue Bonds, Miller's Pond Apartments (FHA Insured),
2.65%, 3/1/28(5) (8)	1,600	1,586
Brownsville Utility System Revenue Refunding Bonds (AG Insured),
5.00%, 9/1/27	660	680
5.00%, 9/1/28	625	658
Burleson Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/27	2,230	2,303
Clifton Higher Education Finance Corp. Education Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd.),
5.00%, 2/15/27	3,000	3,057
Collin County Community College District G.O. Unlimited Bonds,
5.00%, 8/15/27	5,580	5,758
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
5.00%, 11/1/28	1,000	1,051
Dallas G.O. Limited Bonds, Series A,
5.00%, 8/15/27	1,160	1,199
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/28	5,565	5,815
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/28	2,285	2,391
Denton Independent School District G.O. Unlimited Refunding Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	5,000	5,283
Ector County Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	3,105	3,170
El Paso County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/26	1,275	1,286
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Texas – 6.8%continued
El Paso County G.O. Limited Bonds,
5.00%, 8/15/26	$4,000	$4,035
El Paso G.O. Limited Refunding Bonds,
5.00%, 8/15/27	2,000	2,064
5.00%, 8/15/28	1,000	1,052
Fort Bend County Certificates of Obligation G.O. Unlimited Bonds,
5.00%, 3/1/27	2,765	2,824
5.00%, 3/1/28	3,550	3,709
Fort Bend County G.O. Limited Refunding Bonds,
5.00%, 3/1/27	1,535	1,568
Fort Bend County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/28	865	903
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	1,360	1,373
Frisco Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	4,850	5,071
Garland Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	1,000	1,020
Harris County Flood Control District G.O. Limited Refunding Bonds,
5.00%, 9/15/28	1,500	1,580
Harris County Flood Control District G.O. Limited Refunding Bonds, Series A,
5.00%, 9/15/28	13,500	14,223
Harris County Housing Finance Corp. Revenue Bonds, Baypointe Apartments,
2.95%, 9/1/28(5) (8)	4,150	4,134
Hays County Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/29	635	674
Hays County G.O. Limited Refunding Bonds,
5.00%, 2/15/28	400	417
5.00%, 2/15/29	655	696
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  287 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Texas – 6.8%continued
HHA Fountainview PFC MFH Variable Revenue Bonds, Idlewide Apartments,
2.75%, 10/1/28(5) (8)	$2,125	$2,108
Hidalgo County Drain District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,560	1,612
Houston Airport System Subordinate Lien Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,500	1,562
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/28	1,000	1,045
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/28	1,350	1,413
5.00%, 2/15/29	2,040	2,168
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	1,585	1,600
Keller Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	4,550	4,649
Lancaster Independent School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/15/27	980	1,000
Leander Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/28	1,250	1,316
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
5.00%, 5/15/27	2,100	2,155
5.00%, 5/15/28	1,565	1,636
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/27	4,000	4,106
5.00%, 5/15/27	750	770
5.00%, 5/15/28	2,500	2,614
5.00%, 5/15/29	3,210	3,417
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/26	675	676
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Texas – 6.8%continued
Lubbock Housing Finance Corp. MFH Variable Revenue Bonds, The Ella Apartments (Housing & Urban Development Sector 8 Program),
2.80%, 3/1/28(5) (8)	$1,500	$1,491
Mesquite Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	1,500	1,548
5.00%, 8/15/28	1,500	1,585
North Texas State Municipal Water District Water System Revenue Refunding Bonds,
5.00%, 9/1/27	3,450	3,569
Pearland Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/28	2,605	2,721
Pearland Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	1,500	1,568
Plano G.O. Limited Refunding Bonds,
5.00%, 9/1/27	3,250	3,362
Prosper Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	2,110	2,154
Richardson City G.O. Limited Bonds,
5.00%, 2/15/27	2,000	2,041
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/1/28	2,325	2,423
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/27	4,745	4,843
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/28	8,200	8,548
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/28	5,240	5,460
San Antonio Taxable G.O. Limited Notes,
5.00%, 2/1/28	6,350	6,617
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 288 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Texas – 6.8%continued
Spring Branch Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/1/28	$4,315	$4,508
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/27	870	900
5.00%, 10/1/28	600	633
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding Bonds, Baylor Scott & White Health Project,
5.00%, 11/15/28	2,150	2,276
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/28	7,000	7,409
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/27	4,285	4,402
Texas State Municipal Gas Acquisition & Supply Corp. VI Gas Supply Revenue Bonds,
5.00%, 1/1/29	625	650
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	3,896
Williamson County G.O. Unlimited Bonds,
5.00%, 2/15/27	900	919
		198,768
Utah – 0.3%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/27	3,000	3,075
5.00%, 7/1/28	2,250	2,348
5.00%, 7/1/28	1,500	1,565
Utah State MFH Corp. Variable Revenue Bonds, The Cooperative 1881,
2.65%, 3/1/29(5) (8)	2,500	2,460
		9,448
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Virginia – 0.6%
Alexandria Redevelopment & Housing Authority MFH Variable Revenue Bonds, 431 S Columbus Street Block 4 (Housing & Urban Development Sector 8 Program),
3.20%, 6/1/27(5) (8)	$3,635	$3,638
Hampton Roads Sanitation District Wastewater Subordinate Revenue Notes, Series A,
5.00%, 7/15/26	3,355	3,378
Roanoke EDA Hospital Revenue Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/27	800	822
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	1,000	1,002
Virginia HDA Variable Revenue Bonds, Series G,
3.13%, 4/1/27(5) (8)	6,315	6,315
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program,
5.00%, 11/1/27	2,095	2,177
		17,332
Washington – 1.3%
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/28	3,260	3,435
Port of Seattle Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/1/28	2,055	2,139
Port of Seattle Intermediate Lien Revenue Bonds, Series B (AMT),
5.00%, 10/1/28	3,100	3,253
Port of Seattle Revenue Bonds, Series B (AMT),
5.00%, 5/1/28	1,035	1,078
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 2.62%, 11/1/26(3) (5)	7,520	7,480
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  289 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Washington – 1.3%continued
Snohomish County School District No. 201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	$2,525	$2,567
Washington State COPS, State & Local Agency Real & Personal Property,
5.00%, 1/1/28	6,800	7,091
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence St. Joseph Health,
5.00%, 10/1/27	1,865	1,921
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 9/1/27	790	814
5.00%, 9/1/28	650	679
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, MultiCare Health System,
5.00%, 8/15/27	2,675	2,745
5.00%, 8/15/28	2,790	2,914
Yakima County East Valley School District No. 90 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/27	1,605	1,668
		37,784
West Virginia – 0.1%
West Virginia State Housing Development Fund MFH Variable Revenue Bonds, Highlawn Place (Housing & Urban Development Sector 8 Program),
2.88%, 2/1/28(5) (8)	3,300	3,292
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	500	500
3.55%, 11/1/26	475	476
		4,268
Wisconsin – 1.5%
Dane County G.O. Unlimited Promissory Notes, Series C (AMT),
4.00%, 6/1/27	3,965	4,011
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Wisconsin – 1.5%continued
Dane County G.O. Unlimited Promissory Notes, Series D (AMT), Airport Project,
5.00%, 6/1/27	$4,560	$4,665
5.00%, 6/1/28	3,400	3,550
Green Bay G.O. Unlimited Promissory Notes, Series B,
4/1/29(10)	1,090	1,160
Madison Metropolitan School District G.O. Unlimited Promissory Notes, Series A,
5.00%, 3/1/28	2,560	2,676
Milwaukee G.O. Unlimited Promissory Notes, Series N-2 (AG Insured),
5.00%, 12/1/28	9,480	9,969
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 4/1/28	8,440	8,806
Milwaukee G.O. Unlimited Refunding Promissory Notes, Series N4,
5.00%, 4/1/28	2,500	2,608
PFA Educational Facilities Revenue Refunding Bonds, Lindenwood Education System,
5.00%, 6/1/27	265	269
5.00%, 6/1/28	550	564
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Children's Hospital of Wisconsin,
5.00%, 8/15/28	1,600	1,649
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marshfield Clinic Health System, Inc. (AG Insured),
5.00%, 2/15/28	2,685	2,791
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Mercy Health Corp. Obligated Group,
5.00%, 6/1/27	1,220	1,249
5.00%, 6/1/28	1,000	1,042
		45,009
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 290 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 78.0%continued
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	$2,655	$2,673
Wyoming State Community Development Authority Housing Revenue Refunding Bonds, Series 1,
3.05%, 12/1/28	1,030	1,031
		3,704
Total Municipal Bonds
(Cost $2,288,838)		2,284,208

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(11) (12) (13)	101,185	$101
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(11) (12)	9,671,557	9,672
Total Investment Companies
(Cost $9,773)		9,773

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 7.4%
Adams County School District No. 172 G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	$300	$305
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(5) (8)	9,800	9,859
Bonneville & Bingham Counties Joint School District No. 93 G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/26	525	531
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/26	1,000	1,008
Brownsville Utility System Revenue Refunding Bonds (AG Insured),
5.00%, 9/1/26	720	727
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.4%continued
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project,
3.38%, 3/12/27(5) (8)	$3,800	$3,812
California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger,
3.50%, 11/2/26(1) (5) (8)	30,000	30,014
Chippewa Valley Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/26	1,300	1,303
Cumberland County Industrial Facilities & Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Project Aero,
3.13%, 12/1/26(5) (8)	20,500	20,502
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
5.00%, 6/1/26	295	296
Del Valle Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 6/15/26	795	799
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, Parcel 42 Apartments Project,
2.88%, 9/1/26(5) (8)	2,500	2,500
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/26	1,415	1,418
Hamilton County G.O. Limited Bonds, Series A,
5.00%, 6/30/26	2,885	2,901
Johnson City Health & Educational Facilities Board Multi Family Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(5) (8)	3,000	3,014
Knox County Health Educational & Housing Facility Board MFH Revenue Bonds, Callahan Flats Project,
4.05%, 12/1/26(5) (8)	4,665	4,701
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  291 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.4%continued
Louisiana State Citizens Property Insurance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/26	$14,700	$14,755
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
5.00%, 5/15/26	2,800	2,808
Luzerne County G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 6/15/26	200	201
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health Issue (AG Insured),
5.00%, 7/1/26	2,500	2,514
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, Stone Bridge Lofts Project,
3.35%, 4/1/26(14)	1,700	1,700
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 3.10%, 4/1/26(3) (5)	40,000	40,000
Michigan State Finance Authority Revenue Notes, Series A-1,
5.00%, 7/20/26	7,220	7,274
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 5/15/26	1,000	1,003
5.00%, 5/15/26	690	692
New Albany-Floyd County School Building Corp. Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/26	1,490	1,499
New Mexico State Mortgage Finance Authority MFH Variable Revenue Bonds, Mountain View II & III Apartments Project (Housing & Urban Development Sector 8 Program),
2.92%, 9/1/26(5) (8)	2,000	2,000
New Mexico State Mortgage Finance Authority Variable Revenue Bonds, Series G-3, Class I (GNMA, FNMA, FHLMC Insured),
3.00%, 12/1/26(5) (8)	9,110	9,111
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.4%continued
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/26	$3,055	$3,067
Palm Beach County HFA MFH Revenue Bonds, Everglades Townhomes,
2.80%, 2/1/27(15)	1,000	997
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(5) (8)	11,645	11,733
Perry Township Schools Marion County G.O. Limited Bonds (State Aid Intercept Program),
5.00%, 7/15/26	1,350	1,358
PMA Levy & Aid Revenue Notes, Anticipation Notes Program,
5.00%, 6/25/26	1,430	1,437
Racine G.O. Unlimited Promissory Notes, Series B (AG Insured),
5.00%, 6/1/26	2,885	2,896
Richmond Redevelopment & Housing Authority Multi Family Variable Revenue Bonds, Joyfield at German School,
3.10%, 12/1/26(5) (8)	2,000	2,000
Roanoke EDA Hospital Revenue Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/26	1,010	1,016
Rockford Public School District G.O. Unlimited Bonds, Series III (Q-SBLF Insured),
5.00%, 5/1/26	6,185	6,197
Saint Charles County Public Water Supply District No. 2 Refunding COPS, Series A,
5.00%, 12/1/26	900	914
South Carolina State Ports Authority Revenue Bonds (AMT),
5.00%, 7/1/26	2,920	2,936
Texas State Affordable Housing Corp. MFH Revenue Bonds, La Vista de Lopez Apartments (Housing & Urban Development Sector 8 Program, FHA Insured),
2.80%, 2/1/27(16)	1,200	1,199
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 292 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.4%continued
Texas State Affordable Housing Corp. MFH Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(5) (8)	$3,400	$3,417
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project,
5.00%, 9/1/26	1,500	1,513
University of Colorado University Enterprise System Variable Revenue Refunding Bonds,
2.00%, 10/15/26(5) (8)	4,510	4,484
University of Oklahoma Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	375	377
Wayne Township School Building Corp. Marion County Revenue Bonds, Series B (State Aid Intercept Program),
5.00%, 7/15/26	1,155	1,162
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Mercy Health Corp. Obligated Group,
5.00%, 6/1/26	575	577
Yuma Pledged Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	865	870
Total Short-Term Investments
(Cost $215,361)		215,397

Total Investments – 100.0%
(Cost $2,932,155)		2,926,512
Other Assets less Liabilities – 0.0%		1,165
NET ASSETS – 100.0%		$2,927,677

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately
$145,707,000 or 5.0% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2026 is disclosed.
(3)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(5)	Maturity date represents the puttable date.
(6)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2026 is disclosed.

(9)	Maturity date represents the prerefunded date.
(10)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of March 31, 2026 is disclosed.
(13)	Investment of cash collateral received from securities lending activities.
(14)	Security has converted to a fixed rate as of December 1, 2025, and will continue at a fixed rate going forward.
(15)	Security has converted to a fixed rate as of February 2, 2026, and will continue at a fixed rate going forward.
(16)	Security has converted to a fixed rate as of February 1, 2026, and will continue at a fixed rate going forward.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  293 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	March 31, 2026

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LCRA - Lower Colorado River Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$53,193	$—	$53,193
Commercial Mortgage-Backed Securities	—	2,832	—	2,832
Commercial Paper	—	25,249	—	25,249
Corporate Bonds(1)	—	126,710	—	126,710
Foreign Issuer Bonds(1)	—	203,460	—	203,460
U.S. Government Agencies	—	5,690	—	5,690
Municipal Bonds(1)	—	2,284,208	—	2,284,208
Investment Companies	9,773	—	—	9,773
Short-Term Investments	—	215,397	—	215,397
Total Investments	$9,773	$2,916,739	$—	$2,926,512

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$20,727	$20,626	$101	101,185	$2 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	28,926	1,979,970	1,999,224	9,672	9,671,557	1,462
Total	$28,926	$2,000,697	$2,019,850	$9,773	9,772,742	$1,464

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 294 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

TAX-EXEMPT FUND	March 31, 2026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.3%
Alabama – 3.1%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	$1,500	$1,583
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	4,000	4,241
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2)	3,000	3,030
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	1,000	1,010
Huntsville Health Care Authority Revenue Bonds, Series B,
5.00%, 6/1/35	4,000	4,450
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,522
Limestone County Water & Sewer Revenue Bonds,
5.00%, 12/1/44	500	528
Mobile County Board of School Commissioners Special Tax Refunding Bonds (AG Insured),
5.00%, 3/1/27	710	725
5.00%, 3/1/28	420	438
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,064
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	3,000	3,173
		22,764
Alaska – 0.4%
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/42	385	415
6.00%, 10/1/50	500	538
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/33	2,120	2,366
		3,319
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Arizona – 3.1%
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds,
5.00%, 6/1/28	$600	$630
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/41	1,350	1,468
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	915
Chandler IDA IDR Variable Revenue Bonds (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,000	2,032
4.00%, 6/1/29(1) (2)	1,500	1,519
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	4,000	4,158
Maricopa County Roosevelt Elementary School District No. 66 G.O. Unlimited Bonds (BAM Insured),
5.00%, 7/1/40	730	777
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	2,500	2,717
Pinal County Revenue Obligations Bonds (BAM Insured),
5.25%, 8/1/50	1,500	1,577
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/43	1,000	1,054
Queen Creek Excise Tax & State Shared Revenue Bonds,
5.00%, 8/1/54	4,720	4,823
Yuma IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center,
5.00%, 8/1/29	680	726
5.00%, 8/1/40	700	748
		23,144
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  295 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$2,610	$2,224
2.25%, 2/1/41	1,000	724
		2,948
California – 7.9%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(3)	1,500	849
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	1,095	1,093
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	6,000	6,329
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	3,000	3,246
5.00%, 10/1/33(1) (2)	3,875	4,040
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	3,500	3,749
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,225	3,175
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	854
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	1,975	2,030
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
California – 7.9%continued
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/45	$1,000	$1,079
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	2,500	2,753
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Rady Children's Health,
5/1/31(1) (4)	1,000	1,097
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/34	1,385	1,410
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,021
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	702
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,008
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,099
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/34	1,000	1,121
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/37	2,380	2,478
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/50	1,245	1,276
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 296 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
California – 7.9%continued
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	$1,370	$1,470
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment & Real Property,
5.00%, 5/1/28	1,000	1,052
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/55	750	769
Oakland G.O. Unlimited Bonds, Series B-1, Measure U,
5.00%, 7/15/55	1,250	1,286
Poway Unified School District PFA Special Tax Revenue Refunding Bonds, Series B,
5.00%, 9/1/35	1,150	1,248
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,510
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
8/1/27(4)	1,600	1,649
8/1/28(4)	550	582
University of California Revenue Refunding Bonds, Series CE,
5.00%, 11/15/36	1,330	1,534
		58,584
Colorado – 5.4%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	229
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,828
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Colorado – 5.4%continued
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/44	$2,620	$2,902
Central Weld County Water District Revenue Bonds (BAM Insured),
5.00%, 12/1/45	1,100	1,154
5.00%, 12/1/50	1,000	1,020
Colorado Educational & Cultural Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/44	1,925	2,034
5.00%, 3/1/46	1,620	1,682
Colorado State COPS, Series A,
4.00%, 12/15/37	5,000	5,013
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,526
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System/Sunbelt,
4.00%, 11/15/41	1,000	981
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 12/1/29	3,000	3,193
Colorado State Health Facilities Authority Variable Revenue Bonds, AdventHealth Obligated Group ,
5.00%, 11/15/28(1) (2)	2,500	2,629
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,129
5.00%, 11/15/41	1,000	1,046
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,035
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(6)	2,750	1,661
0.00%, 8/1/39(6)	2,805	1,503
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  297 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Colorado – 5.4%continued
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	$1,500	$1,506
Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A,
5.13%, 12/1/50	1,000	987
Metro Water Recovery Sewer Revenue Bonds, Series A,
5.00%, 4/1/51	1,000	1,043
		40,101
Connecticut – 1.0%
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 8/15/34	1,700	1,946
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 7/1/39	565	625
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Transportation Infrastructure,
5.00%, 7/1/41	1,500	1,657
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,064
		7,292
Delaware – 0.5%
Delaware State EDA Variable Revenue Refunding Bonds, Series A, NRG Energy Project,
4.00%, 10/1/35(1) (2)	2,250	2,213
Delaware State Health Facilities Authority Revenue Bonds, Christiana Care Health System,
5.00%, 10/1/29	1,265	1,360
		3,573
District of Columbia – 1.5%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/28	3,150	3,317
5.00%, 8/1/41	1,930	2,107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
District Of Columbia – 1.5%continued
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series A,
5.00%, 6/1/50	$2,750	$2,854
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/34	2,750	3,042
		11,320
Florida – 9.3%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/30	2,250	2,308
5.00%, 10/1/42	2,500	2,523
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/27	1,750	1,802
5.00%, 10/1/29	1,170	1,245
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/29	1,030	1,096
Broward County School Board Refunding COPS, Series A,
7/1/28(4)	5,575	5,840
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,853
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,263
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	1,981
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health System,
5.00%, 11/15/45	1,000	1,036
Lee County Airport Revenue Bonds (AMT),
5.25%, 10/1/44	2,250	2,379
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 298 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Florida – 9.3%continued
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	$3,500	$3,581
Lee County School Board COPS, Series A,
5.00%, 8/1/40	3,410	3,724
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,003
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	2,000	2,000
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,453
Miami-Dade County Transit Sales Surtax Revenue Bonds,
5.00%, 7/1/47	2,750	2,827
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,512
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/42	1,000	1,038
5.00%, 3/1/43	1,100	1,134
Orlando Water Reclamation System Revenue Bonds, Series A,
5.00%, 10/1/54	3,500	3,619
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	375
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,070
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,349
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Florida – 9.3%continued
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	$1,750	$1,767
Winter Garden Water & Wastewater Revenue Bonds,
5.25%, 8/1/54	3,000	3,110
		69,079
Georgia – 1.7%
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/38	2,000	2,162
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,058
5.00%, 5/15/43	500	504
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,500	1,574
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,500
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	1,150	1,164
		12,962
Hawaii – 0.3%
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,052
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,076
Illinois – 9.4%
Aurora Waterworks & Sewerage Revenue Refunding Bonds, Series B,
4.00%, 12/1/36	800	782
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.75%, 12/1/50	1,500	1,500
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  299 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Illinois – 9.4%continued
Chicago G.O. Unlimited Bonds, Series A,
6.00%, 1/1/50	$1,000	$1,033
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,706
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/38	1,000	1,069
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series A (AMT),
5.00%, 1/1/39	2,000	2,124
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	1,600	1,635
5.00%, 1/1/48	3,455	3,453
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C,
5.25%, 1/1/54	2,000	2,074
Chicago Park District G.O. Limited Bonds, Series A,
5.00%, 1/1/47	1,750	1,797
5.00%, 1/1/48	1,500	1,531
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,050
Cook County Community College District No.508 G.O. Unlimited Bonds (BAM Insured),
5.50%, 12/1/51	2,000	2,112
Cook County High School District No. 201J Sterling Morton Township G.O. Limited Bonds (AG Insured),
5.00%, 6/1/45	1,100	1,154
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,753
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Illinois – 9.4%continued
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
5.13%, 11/1/46	$1,490	$1,501
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,933
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	475
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, UChicago Medicine,
5.00%, 8/15/35(1) (2)	1,750	1,938
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,059
Illinois State G.O. Unlimited Bonds, Series B,
4/1/29(4)	4,000	4,229
5.00%, 5/1/37	1,460	1,568
5.25%, 5/1/45	1,000	1,038
5.25%, 5/1/49	2,060	2,095
Illinois State Sales TRB, Junior Obligation Series B,
5.00%, 6/15/36	2,000	2,212
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/41	2,300	2,436
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	6,500	6,499
Illinois State University Revenue Refunding Bonds,
5.25%, 4/1/50	3,600	3,704
Joliet Waterworks & Sewage Revenue Bonds (BAM Insured),
5.25%, 1/1/50	3,000	3,102
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,204
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 300 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Illinois – 9.4%continued
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	$5,000	$4,992
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/37	2,325	2,534
		70,469
Indiana – 1.8%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	728
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/42	1,000	1,056
Indiana Finance Authority State Revolving Fund Program Sustainable Revenue Bonds, Series A,
5.00%, 2/1/51	1,500	1,565
Indiana State Finance Authority Health System Variable Revenue Bonds, Series B-1, Indiana University Health,
5.00%, 7/1/28(1) (2)	2,000	2,091
Indiana State Financing Authority Student Housing Revenue Bonds, Senior Student Housing Project,
5.00%, 7/1/49	1,075	1,057
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	2,000	2,079
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series F, Stormwater Project,
5.00%, 1/1/49	895	922
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/43	1,230	1,300
IPS Multi-School Building Corp. Sustainable Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/45	1,000	1,041
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Indiana – 1.8%continued
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	$750	$814
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/31	600	660
		13,313
Iowa – 0.2%
Guthrie County Hospital Revenue BANS, Guthrie County Hospital Project,
4.50%, 2/1/29	1,300	1,300
Kansas – 0.2%
University of Kansas Hospital Authority Health Facilities Revenue Refunding Bonds, The University of Kansas Health System,
3/1/46(4)	1,500	1,594
Kentucky – 2.0%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	2,500	2,441
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/45	1,700	1,804
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	6,000	6,350
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	607
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	4,500	3,835
		15,037
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  301 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Louisiana – 2.7%
Greater New Orleans Expressway Commission Toll Subordinate Lien Revenue Refunding Bonds (AG Insured),
5.00%, 11/1/32	$435	$483
5.00%, 11/1/34	575	646
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	2,500	2,591
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,001
Louisiana Stadium & Exposition District Senior Revenue Refunding Bonds, Series A,
5.25%, 7/1/53	2,695	2,772
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	4,250	3,620
New Orleans G.O. Unlimited Bonds, Series A,
5.00%, 12/1/47	3,000	3,013
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,019
		20,145
Maryland – 0.6%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, LifeBridge Health,
5.00%, 7/1/44	1,100	1,108
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Medstar Health Issue,
5.00%, 8/15/29	850	908
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Maryland – 0.6%continued
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series C, Medstar Health Issue,
5.00%, 8/15/27	$1,000	$1,032
5.00%, 8/15/28	1,030	1,083
		4,131
Massachusetts – 2.7%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	2,500	2,269
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/50	1,500	1,507
Massachusetts State Development Finance Agency Revenue Bonds, Middlesex Sustainable Energy Partners,
6.00%, 10/1/49	500	535
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/50	4,525	4,671
Massachusetts State G.O. Unlimited Bonds, Series C, Consolidated Loan,
5.25%, 10/1/47	5,000	5,265
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,728
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,565
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	951
		20,491
Michigan – 3.1%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,032
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 302 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Michigan – 3.1%continued
Howell Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/41	$1,000	$1,085
5.00%, 5/1/42	1,000	1,079
5.00%, 5/1/43	750	804
5.00%, 5/1/44	750	798
L'Anse Creuse Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/43	1,250	1,340
5.00%, 5/1/49	610	628
Lincoln Consolidated School District Refunding G.O. Unlimited Bonds, (Q-SBLF Insured),
5.00%, 5/1/27	1,500	1,537
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,826
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group,
5.00%, 11/15/29	4,000	4,262
Oakland University Revenue Refunding Bonds, Series A,
5.00%, 3/1/47	1,000	1,036
South Lyon Community Schools G.O. Unlimited Bonds, Series I,
5/1/28(4)	1,100	1,153
Southfield Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.25%, 5/1/50	1,200	1,254
Utica Community Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	975	1,000
Warren Consolidated School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,000	1,024
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/34	1,000	1,098
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Michigan – 3.1%continued
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	$1,750	$1,865
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	25	26
		22,847
Minnesota – 0.7%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/29	1,380	1,409
Minnesota Municipal Gas Agency Revenue Bonds, Series A, Gas Project,
5.00%, 9/1/35	3,000	3,091
Truman Independent School District No. 458 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/40	770	844
		5,344
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	647
Missouri – 1.6%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,078
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	1,000	935
Lebanon Reorganized School District No. R-3 Laclede County G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/45	915	999
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  303 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Missouri – 1.6%continued
Marion & Ralls County School District No. 60 G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.75%, 3/1/44	$50	$56
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Marshall Energy Center Project,
5.00%, 1/1/51	3,500	3,563
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds, Series A, Public Safety Projects (AG Insured),
5.50%, 12/1/50	1,080	1,138
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,502
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,307
		11,578
Montana – 0.0%
Montana State Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	44
Nebraska – 0.7%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,012
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,325
		5,337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
New Jersey – 0.6%
Casino Reinvestment Development Authority Luxury Tax Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/1/39	$1,145	$1,228
New Jersey State Transportation Trust Fund Authority Program Revenue Bonds, Series AA,
5.00%, 6/15/36	1,250	1,414
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB, Transformation Program,
5.00%, 6/15/46	2,000	2,082
		4,724
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	863
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	980	917
		1,780
New York – 11.8%
Glens Falls G.O. Limited BANS,
4.00%, 2/26/27	4,000	4,044
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/42	1,435	1,530
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,732
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,370	1,243
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,260
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 304 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
New York – 11.8%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD, Fiscal 2026,
6/15/46(4)	$1,000	$1,057
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,250
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,081
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,500
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	1,000	1,040
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	3,914
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Fiscal 2026,
5.00%, 5/1/40	1,500	1,643
5.25%, 5/1/48	2,840	3,000
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,553
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,000	3,127
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025,
5.00%, 11/1/46	1,150	1,201
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	1,500	1,524
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
New York – 11.8%continued
New York G.O. Unlimited Bonds, Series D, Fiscal 2026,
5.00%, 10/1/36	$1,000	$1,116
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,072
New York G.O. Unlimited Bonds, Series G,
2/1/47(4)	1,500	1,587
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	729
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(5)	5	5
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,605
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
5.00%, 2/15/48	4,500	4,616
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,007
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	5,000	3,670
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,362
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
5.00%, 12/1/28	625	652
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  305 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
New York – 11.8%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	$550	$595
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport New Terminal One Project,
5.25%, 6/30/41	1,600	1,672
6.00%, 6/30/50	1,000	1,060
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,037
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/32	2,000	1,734
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/28	2,000	2,102
5.00%, 9/1/33	2,500	2,769
Triborough Bridge & Tunnel Authority Sales TRB, Series A-1,
5.00%, 5/15/54	2,975	3,037
Triborough MTA Bridge & Tunnel Authority Real Estate Transfer TRB, TBTA Capital Lockbox Fund,
5.00%, 12/1/50	6,300	6,467
5.25%, 12/1/54	3,295	3,430
		88,023
North Carolina – 0.3%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	721
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
North Carolina – 0.3%continued
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement Homes,
5.00%, 10/1/40	$910	$969
5.13%, 10/1/45	535	557
		2,247
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,122
Ohio – 1.5%
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/34	650	713
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	197
Springboro G.O. Limited BANS,
4.00%, 2/23/27	2,000	2,024
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,720
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,446
Wyoming City School District G.O. Unlimited Bonds,
5.00%, 12/1/43	1,530	1,632
5.00%, 12/1/55	2,500	2,540
		11,272
Oklahoma – 1.2%
Lawton Industrial Developmental Authority Sales Tax Revenue Bonds, Series A,
5.00%, 7/1/51	2,000	2,031
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	280	301
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 306 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Oklahoma – 1.2%continued
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.25%, 7/1/50	$2,000	$2,109
Oklahoma State Water Resources Board State Loan Program Revenue Bonds, Series C,
4.50%, 10/1/50	4,400	4,394
		8,835
Oregon – 0.6%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A (School Board Guaranty Program), Prerefunded,
0.00%, 6/15/27(5) (6)	265	157
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(6)	1,000	635
North Clackamas School District No.12, Clackamas County, Capital Appreciation G.O. Unlimited Bonds, Series A, Unrefunded Balance (School Board Guaranty Program),
0.00%, 6/15/38(6)	2,235	1,304
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	704
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(6)	5,000	1,667
		4,467
Pennsylvania – 2.6%
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
5.25%, 6/1/44	1,000	1,024
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	821
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Pennsylvania – 2.6%continued
5.00%, 5/1/35	$865	$866
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	1,460	1,547
Pennsylvania State Economic Development Financing Authority University Revenue Bonds, Eastern University Project,
5.00%, 10/1/45	2,200	2,174
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,568
Pennsylvania State Turnpike Commission Variable Revenue Refunding, Subseries-2,
5.00%, 12/1/32(1) (2)	2,575	2,856
Pennsylvania State University Revenue Bonds,
5.00%, 9/1/43	5,000	5,125
Philadelphia Authority for Industrial Development Revenue Refunding Bonds, Greater Philadelphia Health,
6.00%, 6/1/45	2,000	2,093
		19,074
Rhode Island – 0.4%
Providence Public Buildings Authority Revenue Bonds, Capital Improvement Program Project (AGC Insured),
5.00%, 9/15/37	740	814
Rhode Island Infrastructure Bank State Revolving Fund Revenue Refunding Bonds, Series B, Master Trust,
5.00%, 10/1/27	1,500	1,555
5.00%, 10/1/28	500	529
		2,898
South Carolina – 0.7%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	907
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  307 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
South Carolina – 0.7%continued
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	$2,000	$2,135
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,192
		5,234
Tennessee – 0.9%
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT),
5.00%, 7/1/30	1,500	1,612
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	5,049
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	47
		6,708
Texas – 6.3%
Austin Water & Wastewater System Revenue Refunding Bonds,
11/15/47(4)	2,350	2,469
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	5,000	4,532
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
5.25%, 11/1/42	1,440	1,547
El Paso G.O. Unlimited Refunding Bonds,
5.00%, 8/15/31	1,020	1,120
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series A, Houston Methodist,
5.00%, 12/1/29	3,500	3,777
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	3,500	3,680
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Texas – 6.3%continued
Huffman Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.25%, 2/15/49	$1,750	$1,835
Hutto Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/1/28(1) (2)	550	565
Port Houston Authority G.O. Unlimited Refunding Bonds, Series A (AMT),
5.00%, 10/1/29	2,500	2,620
Roma Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/49	1,500	1,541
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/31	1,500	1,600
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
5.00%, 2/1/39	2,500	2,782
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/27	875	905
5.00%, 10/1/28	600	633
5.00%, 10/1/29	625	671
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Ascension Senior Credit,
5.00%, 11/15/35(1) (2)	1,330	1,469
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Texas Health Resources System,
5.00%, 11/15/29(1) (2)	2,000	2,137
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/36	1,000	1,136
Texas State Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds, Series C,
5.00%, 8/15/39	1,800	1,955
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 308 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Texas – 6.3%continued
Texas Water Development Board Revenue Bonds, Series A, Master Trust,
4.25%, 10/15/51	$3,000	$2,792
Trinity River Authority Denton Creek Wastewater Revenue Bonds,
2/1/46(4)	2,360	2,494
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,018
		47,278
Utah – 1.0%
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	1,500	1,530
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/35	5,000	5,324
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	505	550
		7,404
Virginia – 0.3%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,561
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	802
		2,363
Washington – 3.7%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,133
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/38	850	923
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/50	1,350	1,418
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Washington – 3.7%continued
Kent G.O. Limited Refunding Bonds,
12/1/51(4)	$1,950	$2,009
Pasco Public Facilities District Sales TRB (AGC Insured),
5.00%, 11/1/40	1,050	1,131
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/36	3,570	3,819
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,006
Washington State G.O. Unlimited Bonds, Series D,
5.00%, 6/1/49	4,000	4,194
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/35	3,500	3,865
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,005
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, Horizon House Project,
4.38%, 1/1/33	1,500	1,476
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/43	1,500	1,600
		27,579
West Virginia – 0.2%
Ohio County Commission Special District Excise Tax Revenue Refunding Bonds, Fort Henry Opportunity Development (AG Insured),
5.25%, 6/1/45	1,500	1,579
Wisconsin – 3.2%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,320	1,439
PFA Educational Facilities Revenue Refunding Bonds, Lindenwood Education System,
5.00%, 6/1/39	500	505
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  309 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%continued
Wisconsin – 3.2%continued
5.00%, 6/1/40	$525	$527
PFA Revenue Bonds, Maniilaq Association Employee,
5.25%, 12/1/48	3,000	3,040
PFA Revenue Refunding Bonds, Kahala Nui Project,
5.25%, 11/15/50	1,000	1,011
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,655
Westfield School District G.O. Unlimited Promissory Notes (AGC Insured),
5.00%, 3/1/39	685	733
Wisconsin Center District Appropriation Revenue Refunding Bonds,
5.00%, 12/15/27	3,165	3,289
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	1,100	1,100
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,385
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Prerefunded,
4.00%, 5/15/26(5)	40	40
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Unrefunded Balance,
4.00%, 11/15/46	4,905	4,465
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
5.00%, 12/1/33(1) (2)	3,500	3,809
		23,998
Total Municipal Bonds
(Cost $746,874)		718,076

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(7) (8)	3,033,331	$3,033
Total Investment Companies
(Cost $3,033)		3,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.7%
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	$1,000	$1,006
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	1,500	1,485
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds,
1.85%, 4/1/26(9)	4,000	4,000
Indiana State Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	1,500	1,500
Indiana State Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	1,125	1,125
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution,
1.75%, 4/1/26(9)	4,040	4,040
New York Variable G.O. Limited Bonds, Series 2, Fiscal 2021,
1.80%, 4/7/26(9)	2,175	2,175
New York Variable G.O. Unlimited Bonds, Series D, Fiscal 2019,
1.75%, 4/1/26(9)	6,000	6,000
Ohio State Hospital Variable Revenue Refunding Bonds, University Hospitals Health System,
2.60%, 4/1/26(9)	2,700	2,700
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 310 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.7%continued
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	$3,500	$3,526
Total Short-Term Investments
(Cost $27,564)		27,557

Total Investments – 100.4%
(Cost $777,471)		748,666
Liabilities less Other Assets – (0.4%)		(2,923)
NET ASSETS – 100.0%		$745,743

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of March 31,
2026 is disclosed.

(3)	Step coupon bond. Rate as of March 31, 2026 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at March 31, 2026.
(5)	Maturity date represents the prerefunded date.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of March 31, 2026 is disclosed.
(9)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

INS - Insured

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$718,076	$—	$718,076
Investment Companies	3,033	—	—	3,033
Short-Term Investments	—	27,557	—	27,557
Total Investments	$3,033	$745,633	$—	$748,666

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  311 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued	March 31, 2026
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,033	$273,513	$284,513	$3,033	3,033,331	$336
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 312 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND	March 31, 2026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 9.9%
Auto Loan – 3.7%
American Credit Acceptance Receivables Trust, Series 2025-3, Class B
4.75%, 9/12/29(1)	$8,565	$8,582
Americredit Automobile Receivables Trust, Series 2022-1, Class D
3.23%, 2/18/28	4,500	4,473
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	706	709
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	2,000	2,006
CarMax Auto Owner Trust, Series 2023-1, Class D
6.27%, 11/15/29	3,400	3,453
CarMax Auto Owner Trust, Series 2023-4, Class A3
6.00%, 7/17/28	246	249
Carvana Auto Receivables Trust, Series 2025-P2, Class A2
4.56%, 8/10/28	3,239	3,242
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	1,400	1,419
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	272	272
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	1,372	1,373
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3
4.85%, 12/18/28	1,711	1,718
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	1,437	1,451
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	1,131	1,139
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	1,716	1,720
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.9%continued
Auto Loan – 3.7%continued
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	$769	$774
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	5,237	5,291
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class A3
4.86%, 1/25/35(1)	4,860	4,842
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 6/15/28	3,940	3,942
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3
3.93%, 7/15/30	5,300	5,265
Westlake Automobile Receivables Trust, Series 2025-1A, Class B
4.98%, 9/16/30(1)	2,750	2,767
Westlake Automobile Receivables Trust, Series 2025-1A, Class C
5.14%, 10/15/30(1)	1,250	1,260
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2
4.65%, 2/15/28(1)	3,488	3,493
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	777	781
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,294	1,304
		61,525
Credit Card – 2.7%
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	8,003
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	9,575	9,564
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,022
Evergreen Credit Card Trust, Series 2024-1A, Class B
5.51%, 7/15/28(1)	4,769	4,783
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  313 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.9%continued
Credit Card – 2.7%continued
Evergreen Credit Card Trust, Series 2024-CRT4, Class B
5.25%, 10/15/28(1)	$6,770	$6,797
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	1,250	1,255
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,471
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	2,835	2,864
Trillium Credit Card Trust II, Series 2025-1A, Class B
4.41%, 9/26/30(1)	2,957	2,943
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,550
		44,252
Other – 1.3%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	983	992
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	510	513
John Deere Owner Trust, Series 2024-C, Class A2A
4.36%, 8/16/27	828	829
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	1,291	1,294
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	215	215
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A
1.33%, 4/15/69(1)	827	758
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2
4.50%, 4/15/33(1)	1,500	1,495
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class B
4.88%, 4/15/33(1)	4,099	4,069
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.9%continued
Other – 1.3%continued
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class C
5.01%, 4/15/33(1)	$1,500	$1,493
Verizon Master Trust, Series 2023-4, Class C
5.65%, 6/20/29	5,200	5,214
Verizon Master Trust, Series 2024-4, Class B
5.40%, 6/20/29	4,045	4,058
		20,930
Whole Loan – 2.2%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A1
(Step to 6.60% on 2/25/29), 5.60%, 12/25/64(1) (2)	8,906	8,945
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A
6.00%, 2/25/55(1)	1,826	1,833
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1
(Step to 6.59% on 4/25/29), 5.59%, 6/25/65(1) (2)	4,554	4,572
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	1,968	1,975
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A
(Step to 5.88% on 2/25/30), 4.88%, 1/1/56(1) (2)	4,915	4,878
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	3,205	3,215
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A1B
(Step to 6.60% on 7/25/29), 5.60%, 5/25/65(1) (2)	7,197	7,214
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 314 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.9%continued
Whole Loan – 2.2%continued
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1FC
(Step to 6.60% on 7/25/29), 5.09%, 2/25/66(1) (2)	$3,300	$3,292
		35,924
Total Asset-Backed Securities
(Cost $162,621)		162,631

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non Agency – 1.3%
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (3)	2,490	2,547
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 4.72%, 4/15/34(1) (4)	2,308	2,296
BX Commercial Mortgage Trust, Series 2024-XL4, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.11%, 2/15/39(1) (3)	5,115	5,121
BXP Trust, Series 2017-GM, Class A
3.38%, 6/13/39(1)	5,505	5,411
Legends Outlets Kansas City KS Mortgage Secured Pass Through Trust, Series 2024-LGND, Class A
6.25%, 11/5/39(1)	5,000	5,005
SCMS Mortgage Trust, Series 2025-BNC1, Class A1
4.08%, 1/15/28(1)	1,710	1,705
		22,085
Total Commercial Mortgage-Backed Securities
(Cost $22,201)		22,085

CORPORATE BONDS – 47.9%
Aerospace & Defense – 0.2%
Honeywell Aerospace, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.63%), 4.29%, 3/16/29(1) (4)	3,000	2,986
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Asset Management – 2.6%
BlackRock Funding, Inc.,
4.60%, 7/26/27	$17,340	$17,458
Blackstone Private Credit Fund,
4.95%, 9/26/27	2,310	2,281
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 4.72%, 3/3/27(4)	20,000	20,082
Citadel Finance LLC,
4.75%, 2/14/29(1)	2,900	2,841
		42,662
Automotive – 3.6%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.72%), 4.39%, 10/22/27(4)	9,000	8,961
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 1.29%), 4.96%, 1/7/30(4)	11,500	11,388
Hyundai Capital America,
5.45%, 6/24/26(1)	4,000	4,008
5.95%, 9/21/26(1)	4,000	4,024
(Floating, U.S. SOFR + 1.50%), 5.17%, 1/8/27(1) (4)	10,000	10,068
(Floating, U.S. SOFR + 1.04%), 4.70%, 6/24/27(1) (4)	10,000	10,024
4.25%, 9/18/28(1)	1,700	1,685
Toyota Motor Credit Corp.,
(Floating, U.S. SOFR + 0.45%), 4.12%, 1/12/28(4)	8,800	8,791
		58,949
Banking – 11.1%
Bank of America Corp.,
(Floating, U.S. SOFR + 1.11%), 4.78%, 5/9/29(4)	34,000	34,194
Citigroup, Inc.,
(Floating, U.S. SOFR + 1.28%), 4.95%, 2/24/28(4)	21,000	21,095
(Floating, U.S. SOFR + 0.87%), 4.53%, 3/4/29(4)	5,514	5,514
Fifth Third Bank N.A.,
(Floating, U.S. SOFR + 0.81%), 4.48%, 1/28/28(4)	7,300	7,304
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28(5)	3,800	3,813
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  315 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Banking – 11.1%continued
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 4.43%, 9/22/27(4)	$10,100	$10,105
(Floating, U.S. SOFR + 1.18%), 4.85%, 2/24/28(4) †	13,000	13,071
(Floating, U.S. SOFR + 0.80%), 4.47%, 1/24/29(4) †	4,300	4,302
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 4.53%, 5/26/28(4)	13,110	13,114
(Floating, U.S. SOFR + 0.77%), 4.44%, 2/8/30(4)	10,700	10,610
PNC Bank N.A.,
(Variable, U.S. SOFR + 0.63%), 4.54%, 5/13/27(5)	9,050	9,050
(Floating, U.S. SOFR + 0.73%), 4.40%, 7/21/28(4)	750	751
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27(5)	3,105	3,141
(Floating, U.S. SOFR + 0.62%), 4.29%, 1/26/29(4)	11,500	11,488
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 1.23%), 6.12%, 5/31/27(5)	2,850	2,856
(Floating, U.S. SOFR + 1.61%), 5.27%, 3/20/29(4)	11,000	11,086
Truist Bank,
(Variable, U.S. SOFR + 0.91%), 4.14%, 10/23/29(5)	7,000	6,933
Wells Fargo & Co.,
(Floating, U.S. SOFR + 0.78%), 4.45%, 1/24/28(4)	11,500	11,495
Wells Fargo Bank N.A.,
5.25%, 12/11/26	2,955	2,976
		182,898
Beverages – 0.4%
Keurig Dr. Pepper, Inc.,
(Floating, U.S. SOFR + 0.58%), 4.25%, 11/15/26(4)	6,190	6,180
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.48%), 4.15%, 3/3/28(4)	$4,000	$4,004
Merck & Co., Inc.,
(Floating, U.S. SOFR + 0.57%), 4.23%, 3/15/29(4)	13,700	13,728
		17,732
Containers & Packaging – 0.4%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28	7,120	7,163
E-Commerce Discretionary – 0.2%
eBay, Inc.,
1.40%, 5/10/26	3,454	3,442
Electric Utilities – 1.1%
Constellation Energy Generation LLC,
(Floating, U.S. SOFR + 0.60%), 4.27%, 1/8/28(4) †	5,600	5,590
Georgia Power Co.,
4.00%, 10/1/28	5,800	5,766
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.80%), 4.47%, 2/4/28(4)	6,600	6,608
		17,964
Electrical Equipment – 0.5%
Amphenol Corp.,
(Floating, U.S. SOFR + 0.53%), 4.20%, 11/15/27(4)	8,700	8,702
Entertainment Content – 2.8%
Walt Disney (The) Co.,
(Floating, U.S. SOFR Compounded Index + 0.47%), 4.14%, 3/14/29(4)	46,500	46,475
Food – 2.2%
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 4.28%, 2/11/28(1) (4)	7,500	7,507
General Mills, Inc.,
4.70%, 1/30/27	2,291	2,294
Kellanova,
3.25%, 4/1/26	15,200	15,200
Kraft Heinz Foods Co.,
3.00%, 6/1/26	6,000	5,986
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 316 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Food – 2.2%continued
Mars, Inc.,
4.60%, 3/1/28(1)	$5,200	$5,231
		36,218
Health Care Facilities & Services – 1.1%
Cencora, Inc.,
4.63%, 12/15/27	3,280	3,291
Elevance Health, Inc.,
4.50%, 10/30/26	2,320	2,323
HCA, Inc.,
5.00%, 3/1/28	2,220	2,242
UnitedHealth Group, Inc.,
(Floating, U.S. SOFR + 0.50%), 4.17%, 7/15/26(4)	7,000	7,005
4.40%, 6/15/28	4,000	4,013
		18,874
Home Construction – 0.8%
D.R. Horton, Inc.,
1.30%, 10/15/26	5,655	5,572
Lennar Corp.,
5.25%, 6/1/26	8,500	8,505
		14,077
Institutional Financial Services – 1.4%
LPL Holdings, Inc.,
4.90%, 4/3/28	4,370	4,383
Morgan Stanley,
(Floating, U.S. SOFR + 1.02%), 4.69%, 4/13/28(4)	11,000	11,039
State Street Corp.,
4.33%, 10/22/27	7,040	7,053
		22,475
Insurance – 1.3%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	13,050	13,086
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.37%, 11/8/27(4)	5,280	5,291
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 4.34%, 4/2/27(1) (4)	2,480	2,486
		20,863
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Internet Media & Services – 0.2%
Alphabet, Inc.,
3.70%, 2/15/29	$2,785	$2,761
Leisure Facilities & Services – 0.3%
Starbucks Corp.,
4.50%, 5/15/28	4,790	4,800
Machinery – 1.6%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,722
CNH Industrial Capital LLC,
1.45%, 7/15/26	5,450	5,401
4.50%, 10/8/27	2,620	2,619
Eaton Corp.,
3.85%, 3/6/28	12,200	12,110
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.60%), 4.27%, 4/19/27(4)	5,000	5,007
		26,859
Medical Equipment & Devices – 3.5%
Abbott Laboratories,
(Floating, U.S. SOFR Compounded Index + 0.50%), 4.16%, 3/9/29(4)	26,900	26,913
Agilent Technologies, Inc.,
4.20%, 9/9/27	7,800	7,784
Augusta SpinCo Corp.,
4.32%, 9/23/27	2,500	2,497
GE HealthCare Technologies, Inc.,
4.15%, 12/15/28	2,100	2,086
Medline Borrower L.P.,
3.88%, 4/1/29(1)	4,400	4,257
Stryker Corp.,
4.55%, 2/10/27	9,500	9,527
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	5,432	5,448
		58,512
Oil & Gas Producers – 1.0%
Chevron U.S.A., Inc.,
(Floating, U.S. SOFR + 0.57%), 4.24%, 8/13/28(4)	8,800	8,818
Kinder Morgan, Inc.,
1.75%, 11/15/26	2,800	2,756
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  317 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Oil & Gas Producers – 1.0%continued
ONEOK, Inc.,
5.55%, 11/1/26	$5,000	$5,029
		16,603
Oil & Gas Services & Equipment – 0.9%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 3/11/29	1,340	1,333
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	12,799	12,889
		14,222
Real Estate Investment Trusts – 0.4%
Boston Properties L.P.,
2.75%, 10/1/26	2,700	2,675
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.37%, 4/16/27(4)	4,720	4,727
		7,402
Retail - Discretionary – 0.9%
AutoZone, Inc.,
5.05%, 7/15/26	2,980	2,985
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,906
Ross Stores, Inc.,
0.88%, 4/15/26	10,300	10,285
		15,176
Semiconductors – 0.9%
Advanced Micro Devices, Inc.,
4.21%, 9/24/26	4,600	4,606
4.32%, 3/24/28	11,000	11,070
		15,676
Software – 2.0%
Oracle Corp.,
(Floating, U.S. SOFR + 0.76%), 4.43%, 8/3/28(4)	11,600	11,428
Salesforce, Inc.,
4.50%, 3/15/28	10,800	10,803
Synopsys, Inc.,
4.55%, 4/1/27	10,800	10,807
		33,038
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Specialty Finance – 2.4%
Air Lease Corp.,
3.75%, 6/1/26	$4,000	$3,994
1.88%, 8/15/26	9,700	9,601
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.97%), 4.64%, 7/28/27(4)	5,000	5,006
(Floating, U.S. SOFR + 0.59%), 4.26%, 2/9/29(4)	5,700	5,683
(Floating, U.S. SOFR + 1.02%), 4.69%, 1/30/31(4)	3,000	3,001
Mastercard, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 4.10%, 3/15/28(4)	4,700	4,695
PayPal Holdings, Inc.,
(Floating, U.S. SOFR + 0.67%), 4.33%, 3/6/28(4)	7,800	7,814
		39,794
Technology Hardware – 0.8%
Dell International LLC/EMC Corp.,
4.90%, 10/1/26	3,425	3,430
4.75%, 4/1/28	3,660	3,686
Hewlett Packard Enterprise Co.,
4.45%, 9/25/26	5,711	5,715
		12,831
Telecommunications – 1.0%
AT&T, Inc.,
3.80%, 2/15/27	2,000	1,995
T-Mobile U.S.A., Inc.,
3.75%, 4/15/27	5,000	4,969
Verizon Communications, Inc.,
4.33%, 9/21/28	9,800	9,803
		16,767
Transportation & Logistics – 0.3%
Ryder System, Inc.,
1.75%, 9/1/26	4,527	4,476
Wholesale - Consumer Staples – 0.9%
Bunge Ltd. Finance Corp.,
2.00%, 4/21/26	7,101	7,091
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 318 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.9% continued
Wholesale - Consumer Staples – 0.9%continued
Sysco Corp.,
3.25%, 7/15/27	$7,760	$7,641
		14,732
Total Corporate Bonds
(Cost $790,738)		791,309

FOREIGN ISSUER BONDS – 32.2%
Asset Management – 0.3%
UBS A.G./Stamford CT,
(Variable, U.S. SOFR + 0.81%), 4.30%, 3/16/29(5)	5,500	5,493
Automotive – 1.9%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR Compounded Index + 0.78%), 4.44%, 3/19/27(1) (4)	12,400	12,430
4.90%, 4/2/27(1)	3,000	3,018
(Floating, U.S. SOFR + 0.71%), 4.38%, 8/11/27(1) (4)	1,700	1,700
Mercedes-Benz Finance North America LLC,
4.75%, 8/1/27(1)	7,350	7,389
(Floating, U.S. SOFR + 0.71%), 4.37%, 3/10/28(1) (4)	6,500	6,499
		31,036
Banking – 22.0%
ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.61%), 4.28%, 1/22/29(1) (4)	6,200	6,192
Australia & New Zealand Banking Group Ltd.,
(Floating, U.S. SOFR + 0.65%), 4.32%, 9/30/27(1) (4)	2,000	2,007
(Floating, U.S. SOFR + 0.59%), 4.25%, 12/8/28(1) (4)	5,600	5,611
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.28%, 9/15/26(4)	10,800	10,811
(Variable, U.S. SOFR Compounded Index + 0.75%), 4.06%, 9/22/28(5)	9,500	9,445
(Floating, U.S. SOFR + 0.86%), 4.53%, 1/27/29(4)	3,500	3,494
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.2% continued
Banking – 22.0%continued
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 4.48%, 1/27/27(1) (4)	$21,000	$21,062
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 1.23%), 4.90%, 1/22/30(1) (4)	5,100	5,143
Barclays PLC,
(Floating, U.S. SOFR + 1.49%), 5.15%, 3/12/28(4)	9,000	9,062
(Floating, U.S. SOFR + 1.08%), 4.75%, 11/11/29(4)	5,700	5,706
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.72%), 4.39%, 1/13/28(4)	15,000	15,005
Credit Agricole S.A.,
(Floating, U.S. SOFR + 0.87%), 4.53%, 3/11/27(1) (4)	4,660	4,671
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28(1) (5)	8,080	8,078
(Floating, U.S. SOFR + 1.21%), 4.87%, 9/11/28(1) (4)	6,000	6,026
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 4.89%, 11/16/27(4)	6,500	6,517
(Floating, U.S. SOFR + 1.21%), 4.88%, 1/10/29(4)	7,000	7,030
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29(5)	5,000	5,250
HSBC Holdings PLC,
3.90%, 5/25/26	3,000	2,999
(Floating, U.S. SOFR + 1.04%), 4.71%, 11/19/28(4)	3,200	3,210
(Floating, U.S. SOFR + 1.03%), 4.70%, 3/3/29(4)	10,000	10,027
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 4.70%, 4/1/27(4)	27,000	27,000
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.06%), 4.73%, 11/26/28(4)	11,000	11,047
Macquarie Bank Ltd.,
5.27%, 7/2/27(1)	9,430	9,552
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  319 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.2% continued
Banking – 22.0%continued
(Floating, U.S. SOFR + 0.74%), 4.40%, 6/12/28(1) (4)	$17,000	$16,986
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.53%), 4.19%, 12/13/28(1) (4)	12,300	12,300
National Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 1.03%), 4.78%, 7/2/27(4)	6,260	6,269
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 4.96%, 2/16/28(1) (4)	10,700	10,741
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 4.43%, 9/29/26(1) (4)	27,900	27,940
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.74%), 4.40%, 3/19/27(1) (4)	8,500	8,520
(Floating, U.S. SOFR + 0.70%), 4.36%, 3/17/28(1) (4)	14,300	14,334
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.83%), 4.50%, 1/24/29(4)	9,000	9,014
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29(5)	4,800	4,755
Skandinaviska Enskilda Banken A.B.,
(Floating, U.S. SOFR Compounded Index + 0.68%), 4.34%, 3/12/29(1) (4)	3,700	3,697
Societe Generale S.A.,
(Floating, U.S. SOFR + 1.41%), 5.08%, 4/13/29(1) (4)	3,100	3,116
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 4.55%, 1/14/27(4) †	5,840	5,855
(Floating, U.S. SOFR + 1.17%), 4.84%, 7/9/29(4)	3,807	3,827
Sumitomo Mitsui Trust Bank Ltd.,
4.45%, 9/10/27(1)	5,000	5,013
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.66%), 4.33%, 5/28/27(1) (4)	15,220	15,244
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.2% continued
Banking – 22.0%continued
Swedbank AB,
5.47%, 6/15/26(1)	$3,000	$3,008
6.14%, 9/12/26(1)	7,000	7,055
(Floating, U.S. SOFR + 1.03%), 4.70%, 11/20/29(1) (4)	4,200	4,240
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.59%), 4.25%, 9/10/26(4)	5,000	5,006
Westpac Banking Corp.,
(Floating, U.S. SOFR + 0.82%), 4.49%, 7/1/30(4)	1,380	1,390
		363,255
Chemicals – 0.3%
Nutrien Ltd.,
4.50%, 3/12/27	5,000	5,008
Household Products – 0.3%
Reckitt Benckiser Treasury Services PLC,
3.00%, 6/26/27(1)	5,000	4,924
Industrial Support Services – 0.6%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	9,720	9,745
Institutional Financial Services – 1.0%
Lseg U.S. Fin Corp.,
4.25%, 3/23/29(1)	5,500	5,460
Sumitomo Mitsui Trust Bank Ltd.,
3.95%, 3/5/29(1)	8,400	8,303
(Floating, U.S. SOFR + 0.71%), 4.38%, 3/5/29(1) (4)	3,500	3,497
		17,260
Metals & Mining – 2.9%
BHP Billiton Finance U.S.A. Ltd.,
5.25%, 9/8/26	12,125	12,173
Glencore Funding LLC,
(Floating, U.S. SOFR Compounded Index + 0.75%), 4.42%, 10/1/26(1) (4)	21,450	21,484
Rio Tinto Finance U.S.A. PLC,
(Floating, U.S. SOFR Compounded Index + 0.84%), 4.50%, 3/14/28(4)	13,500	13,580
		47,237
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 320 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 32.2% continued
Oil & Gas Supply Chain – 0.2%
Saudi Arabian Oil Co.,
4.00%, 2/2/29(1)	$3,070	$3,006
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
4.30%, 8/19/28	2,200	2,190
Specialty Finance – 0.4%
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28(1)	4,600	4,615
4.20%, 4/15/29(1)	2,450	2,404
		7,019
Telecommunications – 0.9%
NTT Finance Corp.,
(Floating, U.S. SOFR + 1.08%), 4.75%, 7/16/28(1) (4)	10,700	10,782
Orange S.A.,
4.00%, 1/13/29(1)	4,000	3,960
		14,742
Transportation Equipment – 1.3%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27(1)	4,000	4,020
(Floating, U.S. SOFR + 0.96%), 4.62%, 9/25/27(1) (4)	10,720	10,745
(Floating, U.S. SOFR + 0.84%), 4.51%, 1/13/28(1) (4)	5,900	5,904
		20,669
Total Foreign Issuer Bonds
(Cost $530,851)		531,584

U.S. GOVERNMENT AGENCIES – 0.6% (6)
Fannie Mae – 0.2%
Pool #FM3019,
3.50%, 2/1/35	1,403	1,373
Pool #MA3932,
3.50%, 2/1/35	1,219	1,192
		2,565
Freddie Mac – 0.4%
FRESB Mortgage Trust, Series 2022-SB94, Class A5F,
1.64%, 11/25/26	5,201	5,113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 0.6% (6)continued
Freddie Mac – 0.4%continued
Pool #ZS8641,
2.50%, 2/1/32	$1,845	$1,774
		6,887
Government National Mortgage Association – 0.0%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	364	361
Total U.S. Government Agencies
(Cost $10,100)		9,813

U.S. GOVERNMENT OBLIGATIONS – 2.7%
U.S. Treasury Notes – 2.7%
4.13%, 2/15/27	10,000	10,031
3.50%, 9/30/27	35,000	34,829
		44,860
Total U.S. Government Obligations
(Cost $44,936)		44,860

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.70%(7) (8) (9)	3,235,075	$3,235
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(7) (8)	80,039,381	80,039
Total Investment Companies
(Cost $83,274)		83,274

Total Investments – 99.7%
(Cost $1,644,721)		1,645,556
Other Assets less Liabilities – 0.3%		5,428
NET ASSETS – 100.0%		$1,650,984

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31,
2026, the value of these securities amounted to approximately
$503,656,000 or 30.5% of net assets.

(2)	Step coupon bond. Rate as of March 31, 2026 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  321 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued	March 31, 2026
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of March 31, 2026.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of March 31, 2026 is disclosed.
(9)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

CME - Chicago Mercantile Exchange

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$162,631	$—	$162,631
Commercial Mortgage-Backed Securities	—	22,085	—	22,085
Corporate Bonds(1)	—	791,309	—	791,309
Foreign Issuer Bonds(1)	—	531,584	—	531,584
U.S. Government Agencies(1)	—	9,813	—	9,813
U.S. Government Obligations	—	44,860	—	44,860
Investment Companies	83,274	—	—	83,274
Total Investments	$83,274	$1,562,282	$—	$1,645,556

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	ACCRUED PREMIUM (DISCOUNT)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Nasdaq, Inc.	$8,019	$—	$8,000	$(16)	$(3)	$—	—	$107
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	62,323	59,088	—	—	3,235	3,235,075	7 (1)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	66,804	1,158,373	1,145,138	—	—	80,039	80,039,381	1,450
Total	$74,823	$1,220,696	$1,212,226	$(16)	$(3)	$83,274	83,274,456	$1,564

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 322 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT FUND	March 31, 2026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 4.9% (1)
Fannie Mae – 2.1%
Pool #555649,
7.50%, 10/1/32	$4	$4
Pool #BH9277,
3.50%, 2/1/48	95	88
Pool #CB7509,
6.00%, 11/1/53	60	62
Pool #DA0021,
6.00%, 9/1/53	56	58
Pool #FS3063,
4.50%, 10/1/52	143	140
Pool #FS4669,
6.00%, 3/1/53	53	54
Pool #FS5952,
6.50%, 10/1/53	42	44
Pool #FS6176,
5.00%, 12/1/47	51	51
Pool #FS6177,
6.50%, 5/1/40	54	57
		558
Freddie Mac – 1.1%
Pool #RA8880,
5.50%, 4/1/53	73	74
Pool #SD2347,
5.50%, 2/1/53	61	62
Pool #SD2665,
6.00%, 4/1/53	65	67
Pool #SD3817,
6.00%, 9/1/53	82	84
Pool #ZS7735,
2.00%, 1/1/32	1	1
		288
Freddie Mac Gold – 0.0%
Pool #G30926,
3.50%, 4/1/36	14	14
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	51	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 4.9% (1)continued
Sovereign Agencies – 1.5%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	$425	$385
Total U.S. Government Agencies
(Cost $1,281)		1,293

U.S. GOVERNMENT OBLIGATIONS – 94.3%
U.S. Treasury Bonds – 21.0%
4.50%, 8/15/39	50	49
4.38%, 11/15/39	180	176
4.63%, 2/15/40	60	60
1.13%, 5/15/40	250	157
4.38%, 5/15/40	45	44
3.88%, 8/15/40	35	32
4.25%, 11/15/40	120	114
1.88%, 2/15/41	25	17
3.88%, 2/15/43	460	409
3.88%, 5/15/43	385	341
4.38%, 8/15/43	325	307
4.75%, 11/15/43	135	133
4.63%, 5/15/44	100	97
4.63%, 11/15/44	205	198
4.75%, 2/15/45	140	138
5.00%, 5/15/45	125	127
4.88%, 8/15/45	60	60
4.63%, 11/15/45	40	39
4.63%, 2/15/46	10	10
2.75%, 11/15/47	295	208
3.38%, 11/15/48	240	188
2.88%, 5/15/49	100	71
2.38%, 11/15/49	610	389
1.25%, 5/15/50	25	12
1.38%, 8/15/50	305	149
1.63%, 11/15/50	10	5
2.38%, 5/15/51	435	272
1.88%, 11/15/51	25	14
4.00%, 11/15/52	50	43
4.75%, 11/15/53	495	481
4.63%, 5/15/54	225	214
4.25%, 8/15/54	175	157
4.50%, 11/15/54	215	201
4.63%, 2/15/55	155	148
4.75%, 5/15/55	140	136
4.75%, 8/15/55	120	117
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  323 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.3%continued
U.S. Treasury Bonds – 21.0%continued
4.63%, 11/15/55	$120	$115
4.75%, 2/15/56	25	24
		5,452
U.S. Treasury Inflation Indexed Notes – 1.2%
0.13%, 4/15/26	126	156
0.13%, 4/15/27	137	157
0.13%, 7/15/30	2	3
		316
U.S. Treasury Notes – 72.1%
3.75%, 4/30/27	125	125
4.50%, 5/15/27	225	227
0.50%, 5/31/27	107	103
3.88%, 5/31/27	125	125
4.63%, 6/15/27	100	101
3.75%, 6/30/27	275	275
4.38%, 7/15/27	200	201
0.38%, 9/30/27	161	153
3.50%, 9/30/27	150	149
3.50%, 10/31/27	75	75
2.25%, 11/15/27	126	123
4.13%, 11/15/27	50	50
0.63%, 11/30/27	36	34
3.38%, 11/30/27	175	174
3.88%, 11/30/27	163	163
4.00%, 12/15/27	210	211
4.25%, 1/15/28	50	50
0.75%, 1/31/28	104	98
3.50%, 1/31/28	260	259
4.25%, 2/15/28	150	151
3.88%, 3/15/28	155	155
3.75%, 4/15/28	150	150
3.50%, 4/30/28	150	149
3.75%, 5/15/28	175	175
1.25%, 5/31/28	215	204
3.63%, 5/31/28	125	125
3.88%, 6/15/28	400	401
3.88%, 7/15/28	400	400
2.88%, 8/15/28	245	240
3.63%, 8/15/28	500	498
1.13%, 8/31/28	208	195
4.38%, 8/31/28	100	101
3.38%, 9/15/28	225	223
3.50%, 10/15/28	500	496
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.3%continued
U.S. Treasury Notes – 72.1%continued
4.88%, 10/31/28	$175	$179
3.13%, 11/15/28	388	381
3.50%, 11/15/28	325	322
3.50%, 12/15/28	430	426
3.50%, 1/15/29	300	297
4.00%, 1/31/29	200	201
3.50%, 2/15/29	250	248
3.50%, 3/15/29	175	173
4.13%, 3/31/29	100	101
4.50%, 5/31/29	100	102
4.00%, 7/31/29	100	100
3.63%, 8/31/29	100	99
4.13%, 10/31/29	65	66
4.38%, 12/31/29	260	264
4.25%, 1/31/30	400	405
4.00%, 2/28/30	425	427
4.00%, 3/31/30	375	376
3.88%, 4/30/30	105	105
4.00%, 5/31/30	65	65
3.88%, 6/30/30	225	225
3.88%, 7/31/30	50	50
3.63%, 8/31/30	40	40
4.13%, 8/31/30	850	857
3.63%, 9/30/30	85	84
3.63%, 10/31/30	65	64
3.50%, 11/30/30	160	157
4.38%, 11/30/30	165	168
3.63%, 12/31/30	100	99
3.75%, 12/31/30	150	149
3.75%, 1/31/31	70	69
4.00%, 1/31/31	100	100
4.25%, 2/28/31	150	152
3.88%, 3/31/31	75	75
4.63%, 4/30/31	75	77
4.63%, 5/31/31	200	206
4.25%, 6/30/31	150	152
4.13%, 7/31/31	250	252
3.75%, 8/31/31	100	99
3.63%, 9/30/31	100	98
4.13%, 10/31/31	65	65
4.13%, 11/30/31	200	201
4.50%, 12/31/31	210	215
4.38%, 1/31/32	325	331
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 324 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.3%continued
U.S. Treasury Notes – 72.1%continued
4.13%, 2/29/32	$260	$261
4.13%, 3/31/32	240	241
4.00%, 4/30/32	150	149
4.13%, 5/31/32	125	125
4.00%, 6/30/32	125	124
4.00%, 7/31/32	135	134
3.88%, 8/31/32	175	173
3.88%, 9/30/32	65	64
3.75%, 10/31/32	150	147
3.75%, 11/30/32	140	137
3.88%, 12/31/32	90	89
4.00%, 1/31/33	70	69
3.50%, 2/15/33	180	173
4.25%, 3/31/33	60	60
3.38%, 5/15/33	260	248
4.00%, 2/15/34	465	459
4.38%, 5/15/34	175	177
3.88%, 8/15/34	125	122
4.25%, 11/15/34	240	240
4.63%, 2/15/35	230	236
4.25%, 5/15/35	220	219
4.25%, 8/15/35	160	159
4.00%, 11/15/35	160	156
4.13%, 2/15/36	95	94
		18,737
Total U.S. Government Obligations
(Cost $24,831)		24,505

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.46%(3) (4)	24,826	$25
Total Investment Companies
(Cost $25)		25

Total Investments – 99.3%
(Cost $26,137)		25,823
Other Assets less Liabilities – 0.7%		170
NET ASSETS – 100.0%		$25,993

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of March 31, 2026 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,293	$—	$1,293
U.S. Government Obligations(1)	—	24,505	—	24,505
Investment Companies	25	—	—	25
Total Investments	$25	$25,798	$—	$25,823

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  325 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued	March 31, 2026
Transactions in affiliated investments for the fiscal year ended March 31, 2026, were as follows:
SECURITY	VALUE, BEGINNING OF YEAR (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	VALUE, END OF YEAR (000S)	SHARES/PAR, END OF YEAR	DIVIDEND/ INTEREST INCOME (000S)
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$156	$156	$—	—	$— (1),*
Northern Institutional Funds - U.S. Government Portfolio (Shares)	710	3,472	4,157	25	24,826	3
Total	$710	$3,628	$4,313	$25	24,826	$3

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 326 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND	March 31, 2026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 38.5% (1)
Federal Farm Credit Bank – 8.0%
FFCB Bonds,
3.59%, 1/20/27	$90,000	$89,986
FFCB Notes,
(Floating, U.S. Federal Funds + 0.12%), 3.74%, 4/1/26(2)	45,000	45,000
(Floating, U.S. Federal Funds + 0.12%), 3.76%, 4/1/26(2)	60,000	60,000
(Floating, U.S. Federal Funds + 0.13%), 3.76%, 4/1/26(2)	22,000	22,000
(Floating, U.S. Federal Funds + 0.14%), 3.77%, 4/1/26(2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 3.77%, 4/1/26(2)	45,000	45,000
(Floating, U.S. Federal Funds + 0.14%), 3.78%, 4/1/26(2)	15,000	14,999
(Floating, U.S. Federal Funds + 0.15%), 3.78%, 4/1/26(2)	35,000	35,000
(Floating, U.S. Federal Funds + 0.15%), 3.79%, 4/1/26(2)	125,000	125,000
(Floating, U.S. SOFR + 0.04%), 3.67%, 4/1/26(2)	45,000	45,000
(Floating, U.S. SOFR + 0.08%), 3.71%, 4/1/26(2)	155,000	155,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	6,000	6,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	40,000	40,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	35,000	35,000
(Floating, U.S. SOFR + 0.11%), 3.74%, 4/1/26(2)	70,000	70,000
(Floating, U.S. SOFR + 0.12%), 3.74%, 4/1/26(2)	50,000	50,000
(Floating, U.S. SOFR + 0.12%), 3.75%, 4/1/26(2)	130,000	130,000
(Floating, U.S. SOFR + 0.13%), 3.76%, 4/1/26(2)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 3.76%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.14%), 3.76%, 4/1/26(2)	78,000	78,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	23,000	23,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	10,000	10,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (1)continued
Federal Farm Credit Bank – 8.0%continued
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	$10,000	$10,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	25,000	25,000
(Floating, U.S. SOFR + 0.15%), 3.77%, 4/1/26(2)	55,000	55,000
(Floating, U.S. SOFR + 0.15%), 3.77%, 4/1/26(2)	100,000	100,000
(Floating, U.S. SOFR + 0.15%), 3.78%, 4/1/26(2)	65,000	65,000
(Floating, U.S. SOFR + 0.15%), 3.78%, 4/1/26(2)	45,000	45,000
(Floating, U.S. SOFR + 0.15%), 3.78%, 4/1/26(2)	85,000	85,000
(Floating, U.S. SOFR + 0.16%), 3.78%, 4/1/26(2)	35,000	35,000
(Floating, U.S. SOFR + 0.16%), 3.79%, 4/1/26(2)	135,000	134,998
(Floating, U.S. SOFR + 0.16%), 3.79%, 4/1/26(2)	50,000	50,003
		1,733,986
Federal Home Loan Bank – 29.1%
FHLB Bonds,
3.61%, 6/24/26	400,000	399,982
3.50%, 11/23/26	198,360	198,183
3.50%, 11/27/26	225,000	224,786
3.50%, 1/4/27	200,000	199,790
3.50%, 1/11/27	200,000	199,748
3.85%, 4/9/27	100,595	100,595
FHLB Discount Notes,
3.65%, 4/9/26(4)	100,000	99,918
3.62%, 4/13/26(4)	100,000	99,877
3.51%, 5/4/26(4)	50,000	49,838
3.46%, 5/7/26(4)	105,000	104,628
3.46%, 5/8/26(4)	105,000	104,618
3.54%, 5/20/26(4)	105,000	104,490
3.57%, 5/22/26(4)	10,000	9,949
3.48%, 6/18/26(4)	150,000	148,863
3.47%, 6/25/26(4)	170,000	168,597
3.60%, 6/26/26(4)	105,000	104,087
3.47%, 7/10/26(4)	100,000	99,025
3.48%, 7/13/26(4)	185,000	183,130
3.51%, 7/16/26(4)	125,000	123,699
3.52%, 7/24/26(4)	100,000	98,878
3.52%, 8/20/26(4)	245,000	241,603
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  327 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (1)continued
Federal Home Loan Bank – 29.1%continued
3.51%, 8/21/26(4)	$145,000	$142,981
3.53%, 8/27/26(4)	75,000	73,905
3.52%, 8/28/26(4)	65,000	64,048
3.45%, 9/2/26(4)	50,000	49,248
3.50%, 9/3/26(4)	156,630	154,243
3.49%, 9/16/26(4)	605,000	595,048
3.63%, 9/25/26(4)	160,000	157,133
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	205,000	205,000
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	200,000	200,000
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	50,000	50,000
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	100,000	100,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	100,000	100,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	120,000	120,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	50,000	50,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	30,000	30,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	70,000	70,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	160,000	160,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	40,000	40,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	100,000	100,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	100,000	100,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	100,000	100,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	200,000	200,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	50,000	50,000
(Floating, U.S. SOFR + 0.11%), 3.74%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.12%), 3.75%, 4/1/26(2)	70,000	70,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.5% (1)continued
Federal Home Loan Bank – 29.1%continued
(Floating, U.S. SOFR + 0.13%), 3.76%, 4/1/26(2)	$150,000	$150,000
(Floating, U.S. SOFR + 0.17%), 3.80%, 4/1/26(2)	52,950	52,950
		6,268,840
Federal Home Loan Mortgage Corporation – 0.2%
FHLMC Notes,
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	20,000	20,000
		30,000
Federal National Mortgage Association – 1.2%
FNMA Notes,
(Floating, U.S. SOFR + 0.12%), 3.75%, 4/1/26(2)	55,000	55,000
(Floating, U.S. SOFR + 0.14%), 3.76%, 4/1/26(2)	30,000	30,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	160,000	160,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	5,000	5,000
		265,000
Total U.S. Government Agencies
(Cost $8,297,826)		8,297,826

U.S. GOVERNMENT OBLIGATIONS – 11.6%
U.S. Treasury Bills – 2.5%
U.S. Treasury Bill
3.64%, 5/7/26(4)	100,000	99,630
U.S. Treasury Bills,
3.66%, 4/16/26(4)	135,000	134,792
3.65%, 4/30/26(4)	150,000	149,556
3.66%, 5/14/26(4)	10,000	9,956
3.57%, 9/24/26(4)	145,000	142,427
		536,361
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 328 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 11.6%continued
U.S. Treasury Floating Rate Notes – 3.0%
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 3.75%, 4/1/26(2)	$385,000	$385,015
(Variable, U.S. Treasury 3M Bill MMY + 0.18%), 3.84%, 4/1/26(2)	275,000	275,144
		660,159
U.S. Treasury Notes – 6.1%
0.88%, 6/30/26	75,000	74,423
1.88%, 6/30/26	50,000	49,735
0.63%, 7/31/26	400,000	395,767
1.88%, 7/31/26	65,000	64,527
4.38%, 7/31/26	190,000	190,166
0.88%, 9/30/26	43,275	42,675
1.25%, 11/30/26	75,000	73,806
1.63%, 11/30/26	25,000	24,662
4.25%, 11/30/26	130,000	130,514
4.00%, 1/15/27	265,000	265,684
		1,311,959
Total U.S. Government Obligations
(Cost $2,508,479)		2,508,479

Investments, at Amortized Cost
( $10,806,305)		10,806,305

REPURCHASE AGREEMENTS – 49.9% (5)
Bank of America N.A., dated 3/31/26, repurchase price $150,015, 3.67%, 4/1/26	150,000	150,000
Barclays Capital, Inc., dated 3/31/26, repurchase price $750,076, 3.67%, 4/1/26	750,000	750,000
Canadian Imperial Bank of Commerce, dated 3/19/26, repurchase price $550,725, 3.65%, 4/7/26(6)	550,000	550,000
Citigroup Global Markets, Inc., dated 3/31/26, repurchase price $101,010, 3.66%, 4/1/26	101,000	101,000
Citigroup Global Markets, Inc., dated 3/31/26, repurchase price $28,003, 3.67%, 4/1/26	28,000	28,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 49.9% (5)continued
Fixed Income Clearing Corp., dated 3/31/26, repurchase price $1,150,117, 3.66%, 4/1/26	$1,150,000	$1,150,000
Fixed Income Clearing Corp., dated 3/31/26, repurchase price $2,950,301, 3.67%, 4/1/26	2,950,000	2,950,000
Fixed Income Clearing Corp., dated 3/31/26, repurchase price $3,200,327, 3.68%, 4/1/26	3,200,000	3,200,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 3/31/26, repurchase price $752,287, 3.64%, 4/7/26(7)	750,000	750,000
JPMorgan Securities LLC, dated 3/31/26, repurchase price $25,003, 3.66%, 4/1/26	25,000	25,000
NatWest Markets PLC, dated 3/31/26, repurchase price $225,023, 3.67%, 4/1/26	225,000	225,000
Royal Bank of Canada, dated 1/26/26, repurchase price $905,931, 3.65%, 4/7/26(6)	900,000	900,000
		10,779,000
Total Repurchase Agreements
(Cost $10,779,000)		10,779,000

Total Investments – 100.0%
(Cost $21,585,305)		21,585,305
Other Assets less Liabilities – 0.0%		5,035
NET ASSETS – 100.0%		$21,590,340

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)
Variable rate security. Rate as of March 31, 2026 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  329 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND continued	March 31, 2026
NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$6,890	0.00%	9/4/26
FHLMC	2,043,992	0.00%—7.50%	9/1/30—3/1/56
FNMA	1,147,564	1.05%—7.50%	7/1/27—9/1/61
GNMA	2,256,104	1.50%—7.50%	6/20/27—8/20/74
U.S. Treasury Bonds	155,710	0.00%—6.75%	8/15/26—11/15/55
U.S. Treasury Notes	5,436,677	0.13%—4.88%	4/30/26—1/15/35
Total	$11,046,937

(6)	Maturity date represents the puttable date.
(7)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$21,585,305	$—	$21,585,305

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 330 NORTHERN FUNDS ANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND	March 31, 2026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 38.0% (1)
Federal Farm Credit Bank – 9.9%
FFCB Bonds,
3.59%, 1/20/27	$15,000	$14,998
FFCB Notes,
(Floating, U.S. Federal Funds + 0.12%), 3.74%, 4/1/26(2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.12%), 3.75%, 4/1/26(2)	6,000	6,000
(Floating, U.S. Federal Funds + 0.12%), 3.76%, 4/1/26(2)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 3.77%, 4/1/26(2)	25,000	25,000
(Floating, U.S. Federal Funds + 0.14%), 3.78%, 4/1/26(2)	5,000	5,000
(Floating, U.S. Federal Funds + 0.15%), 3.78%, 4/1/26(2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.15%), 3.79%, 4/1/26(2)	25,000	25,000
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	15,000	15,000
(Floating, U.S. SOFR + 0.04%), 3.67%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.08%), 3.71%, 4/1/26(2)	45,000	45,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	25,000	25,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	4,400	4,400
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.11%), 3.74%, 4/1/26(2)	15,000	15,000
(Floating, U.S. SOFR + 0.12%), 3.74%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.12%), 3.74%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.12%), 3.75%, 4/1/26(2)	12,000	12,000
(Floating, U.S. SOFR + 0.12%), 3.75%, 4/1/26(2)	25,000	25,000
(Floating, U.S. SOFR + 0.13%), 3.76%, 4/1/26(2)	5,000	5,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.0% (1)continued
Federal Farm Credit Bank – 9.9%continued
(Floating, U.S. SOFR + 0.14%), 3.76%, 4/1/26(2)	$15,000	$15,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	7,000	7,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 3.77%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 3.77%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.15%), 3.77%, 4/1/26(2)	40,000	40,000
(Floating, U.S. SOFR + 0.15%), 3.78%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 3.78%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.15%), 3.78%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 3.78%, 4/1/26(2)	5,000	5,000
		444,398
Federal Home Loan Bank – 28.1%
FHLB Bonds,
3.61%, 6/24/26	80,000	79,996
3.50%, 11/23/26	43,125	43,087
3.50%, 11/27/26	50,000	49,952
3.50%, 1/4/27	25,000	24,974
3.50%, 1/11/27	20,000	19,975
3.85%, 4/9/27	20,615	20,615
FHLB Discount Notes,
3.65%, 4/9/26(3)	20,000	19,984
3.62%, 4/13/26(3)	20,000	19,975
3.51%, 5/4/26(3)	10,000	9,968
3.46%, 5/7/26(3)	20,000	19,929
3.46%, 5/8/26(3)	20,000	19,927
3.57%, 5/22/26(3)	30,000	29,846
3.48%, 6/18/26(3)	30,000	29,772
3.47%, 6/25/26(3)	35,000	34,711
3.47%, 7/10/26(3)	20,000	19,805
3.48%, 7/13/26(3)	10,000	9,899
3.51%, 7/16/26(3)	75,000	74,219
3.52%, 7/24/26(3)	20,000	19,776
3.51%, 7/31/26(3)	65,000	64,225
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  331 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.0% (1)continued
Federal Home Loan Bank – 28.1%continued
3.52%, 8/20/26(3)	$20,000	$19,723
3.51%, 8/21/26(3)	10,000	9,861
3.53%, 8/27/26(3)	20,000	19,708
3.45%, 9/2/26(3)	10,000	9,850
3.51%, 9/3/26(3)	31,850	31,365
3.50%, 9/16/26(3)	150,000	147,526
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	40,000	40,000
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	45,000	45,000
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.01%), 3.63%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	25,000	25,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	15,000	15,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	35,000	35,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.01%), 3.64%, 4/1/26(2)	20,000	20,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	40,000	40,000
(Floating, U.S. SOFR + 0.10%), 3.73%, 4/1/26(2)	10,000	10,000
(Floating, U.S. SOFR + 0.11%), 3.74%, 4/1/26(2)	5,000	5,000
(Floating, U.S. SOFR + 0.12%), 3.75%, 4/1/26(2)	15,000	15,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.0% (1)continued
Federal Home Loan Bank – 28.1%continued
(Floating, U.S. SOFR + 0.13%), 3.76%, 4/1/26(2)	$35,000	$35,000
(Floating, U.S. SOFR + 0.17%), 3.80%, 4/1/26(2)	10,310	10,310
		1,258,978
Total U.S. Government Agencies
(Cost $1,703,376)		1,703,376

U.S. GOVERNMENT OBLIGATIONS – 13.8%
U.S. Treasury Bills – 4.7%
3.65%, 4/16/26(3)	35,000	34,946
3.65%, 4/30/26(3)	30,000	29,911
3.64%, 5/7/26(3)	20,000	19,926
3.44%, 7/7/26(3)	20,000	19,807
3.43%, 7/16/26(3)	4,600	4,553
3.56%, 9/17/26(3)	75,000	73,740
3.57%, 9/24/26(3)	30,000	29,467
		212,350
U.S. Treasury Floating Rate Notes – 2.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 3.75%, 4/1/26(2)	75,000	75,001
(Variable, U.S. Treasury 3M Bill MMY + 0.18%), 3.84%, 4/1/26(2)	55,000	55,029
		130,030
U.S. Treasury Notes – 6.2%
0.88%, 6/30/26	10,000	9,923
1.88%, 6/30/26	10,000	9,947
0.63%, 7/31/26	75,000	74,208
1.88%, 7/31/26	18,000	17,869
4.38%, 7/31/26	45,000	45,040
0.88%, 9/30/26	9,410	9,280
1.25%, 11/30/26	15,000	14,761
1.63%, 11/30/26	5,000	4,933
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 332 NORTHERN FUNDS ANNUAL REPORT

March 31, 2026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 13.8%continued
U.S. Treasury Notes – 6.2%continued
4.25%, 11/30/26	$25,000	$25,099
4.00%, 1/15/27	65,000	65,167
		276,227
Total U.S. Government Obligations
(Cost $618,607)		618,607

Investments, at Amortized Cost
( $2,321,983)		2,321,983

REPURCHASE AGREEMENTS – 47.6% (4)
Bank of America N.A., dated 3/31/26, repurchase price $300,031, 3.67%, 4/1/26	300,000	300,000
Barclays Capital, Inc., dated 3/19/26, repurchase price $150,198, 3.65%, 4/7/26(5)	150,000	150,000
Citigroup Global Markets, Inc., dated 3/31/26, repurchase price $134,014, 3.66%, 4/1/26	134,000	134,000
Fixed Income Clearing Corp., dated 3/31/26, repurchase price $300,031, 3.66%, 4/1/26	300,000	300,000
Fixed Income Clearing Corp., dated 3/31/26, repurchase price $300,031, 3.68%, 4/1/26	300,000	300,000
Fixed Income Clearing Corp., dated 3/31/26, repurchase price $350,036, 3.67%, 4/1/26	350,000	350,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 3/31/26, repurchase price $150,457, 3.64%, 4/7/26(6)	150,000	150,000
JPMorgan Securities LLC, dated 3/31/26, repurchase price $200,020, 3.66%, 4/1/26	200,000	200,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 47.6% (4)continued
Royal Bank of Canada, dated 1/26/26, repurchase price $150,989, 3.65%, 4/7/26(5)	$150,000	$150,000
TD Securities (USA) LLC, dated 3/31/26, repurchase price $100,010, 3.67%, 4/1/26	100,000	100,000
		2,134,000
Total Repurchase Agreements
(Cost $2,134,000)		2,134,000

Total Investments – 99.4%
(Cost $4,455,983)		4,455,983
Other Assets less Liabilities – 0.6%		27,707
NET ASSETS – 100.0%		$4,483,690

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)
Variable rate security. Rate as of March 31, 2026 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Discount rate at the time of purchase.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$89,548	2.00%—7.00%	6/1/31—4/1/56
FNMA	532,300	1.50%—6.50%	7/1/35—3/1/57
GNMA	103,000	5.00%—5.50%	3/20/53—7/20/55
U.S. Treasury Bills	6,365	0.00%	12/24/26
U.S. Treasury Bonds	40,653	1.38%—4.63%	1/15/28—2/15/54
U.S. Treasury Notes	1,411,852	0.13%—4.63%	8/31/26—1/15/36
Total	$2,183,718

(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. Rate as of March 31, 2026 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation
See Notes to the Financial Statements.
NORTHERN FUNDS ANNUAL REPORT  333 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	March 31, 2026

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of March 31, 2026:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$4,455,983	$—	$4,455,983

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 334 NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements	March 31, 2026
1. ORGANIZATION
Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 49 funds as of March 31, 2026. The Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, Intermediate Tax-Exempt, Limited Term Tax-Exempt, Limited Term U.S. Government, Multi-Manager High Yield Opportunity, Short Bond, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt Fund, which is a non-diversified portfolio. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein and has its own investment objective (e.g., total return or income consistent with preservation of capital).
Each Fund is authorized to issue one class of shares designated as the “Shares” class. The Ultra-Short Fixed Income Fund is authorized to issue a second class of shares designated as Siebert Williams Shank Shares.
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to each Fund and as securities lending agent to each Fund except for the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund and Tax-Exempt Fund (the “Tax-Exempt Fixed Income Funds”) and U.S. Government Money Market Fund and U.S. Government Select Money Market Fund (the “Money Market Funds”). Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
The Money Market Funds seek to qualify as government money market funds under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading. The NAV calculation time and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 P.M. Central time with respect to the Money Market Funds.
A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS
Securities for the Funds other than the Money Market Funds are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds' approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.
The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. Centrally cleared and bilateral swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent
NORTHERN FUNDS ANNUAL REPORT  335 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.
The investments held by the Money Market Funds are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust's Board of Trustees (“Board”) believes the extent of any deviation from a Fund’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign equity securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.
The use of fair valuation involves the risk that the values used by NTI to price a Fund's investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) CREDIT ENHANCEMENTS  Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.
C) SECURITIES LENDING In order to generate additional income, the Funds (other than the Tax-Exempt Fixed Income Funds and Money Market Funds) may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the borrower provides initial collateral having an initial market value of not less than 102% of the market value of the borrowed securities (105% of the market value of the borrowed securities, if the borrowed securities or the collateral are not denominated in U.S. Dollars). Collateral is maintained in an amount at least equal to the current market value of the securities loaned. This collateral is marked-to-market on a daily basis.
Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral).
Pursuant to an exemptive order issued by the SEC, Northern Trust (the “Securities Lending Agent”), an affiliate of the Investment Adviser, renders securities lending services to the Funds. For such services, Northern Trust receives a percentage of securities lending revenue generated for the Funds. In addition, cash collateral received by the Funds in connection with a securities loan may be invested in shares of other registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds that pay investment advisory or other fees to NTI, Northern Trust, or an affiliate. See Note 6 for more information.
Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies (or any combination thereof). Any cash collateral received by a Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds managed by NTI.
When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedules of Investments. Non-cash collateral received is not recorded as an asset in the Funds’ financial statements because the Funds do not obtain ownership or exercise effective control over such collateral. Securities lending income represents the Funds’ net revenue from the securities lending program, including income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Funds, and other related expenses. The net amount earned from cash collateral invested in money market funds managed by NTI is reflected in the
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March 31, 2026
Statements of Operations under Dividend income from investments in affiliates, while the net amount earned from non-cash collateral is reflected in the Statements of Operations under Income from securities loaned (net of fees). The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but loans may be called so that the securities may be voted by a Fund in accordance with policies and procedures approved by the Board and NTI. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Authorization Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.
Information with respect to the securities lending activities and fees earned by Northern Trust during the fiscal year ended March 31, 2026, are as follows:
Amounts in thousands	FAIR VALUE OF OF SECURITIES LOANED	CASH COLLATERAL RECEIVED	NON-CASH COLLATERAL RECEIVED	FEES EARNED
Bond Index	$28,188	$25,054	$8,917	$36
Core Bond	—	—	—	—*
Fixed Income	2,481	751	1,882	2
High Yield Fixed Income	143,327	115,081	32,011	216
Limited Term U.S. Government	—	231	—	—*
Multi-Manager High Yield Opportunity	11,070	8,511	2,916	17
Short Bond	1,754	707	1,161	1
Tax-Advantaged Ultra-Short Fixed Income	99	101	—	—*
Ultra-Short Fixed Income	3,176	3,235	—	1
U.S. Government	—	—	—	—*

*	Amount rounds to less than one thousand.
The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of March 31, 2026, are disclosed as Payable upon return of securities loaned on the Statements of Assets and Liabilities, where applicable.
Refer to the Fund’s Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in Note 9.
Securities lending agreements may be subject to regulation as qualified financial contracts (“QFCs”). QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act, which took effect in 2019, require that certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty's affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund's credit and counterparty risks. The remaining maturities of the securities lending transactions are considered overnight and continuous.
D) FUTURES CONTRACTS  Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular
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Notes to the financial statements continued
futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 9.
E) FOREIGN CURRENCY TRANSLATION  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.
F) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
 Certain Funds may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations. A Fund also records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.
Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of a Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.
G) CREDIT DEFAULT SWAP AGREEMENTS To the extent consistent with their investment objectives and strategies, certain Funds may invest in credit default swap (“CDS”) agreements for hedging purposes or to gain credit exposure. A Fund may enter into CDS agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment in the event of a credit default event on the referenced obligation or an underlying security comprising the referenced index. In the event of a credit default event, as defined under the terms of each particular swap agreement, if a Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the swap.
The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which a Fund is the protection seller, if any, and serve as an indicator of the current
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status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative agreement are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.
The resulting values for CDS agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for CDS sold and, conversely, increasing market values for CDS purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
When entering into a CDS agreement as a buyer of protection, a Fund may pay an upfront premium to enter into the agreement. When selling protection, a Fund may receive this upfront premium paid from the buyer. During the term of the CDS agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on CDS agreements, with any interest payments already having been made being recognized as realized gain or loss on CDS agreements. This treatment will occur until the CDS is sold or reaches its expiration. Any upfront payments made or received upon entering into a CDS agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on CDS agreements. Unrealized appreciation (depreciation) on bilateral CDS agreements and variation margin on centrally cleared CDS agreements, if any, is included in the Statements of Assets and Liabilities, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.
Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, NTI or the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, NTI or the sub-advisers may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between a Fund and its counterparties to mitigate credit risk.  Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9. With respect to CDS agreements that were outstanding as of March 31, 2026 for the Multi-Manager High
Yield Opportunity Fund, approximately $89,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities and approximately $34,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities. No other Funds had any outstanding CDS agreements for the fiscal year ended March 31, 2026.
H) TOTAL RETURN SWAPS To the extent consistent with their investment objectives and strategies, certain Funds may invest in total return swap (“TRS”) agreements for hedging purposes and/or to seek to increase total return. TRS agreements are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. TRS agreements are entered into on a net basis, i.e.; the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed.
In addition, these transactions can involve greater risks than if a Fund had invested in the reference obligation directly because, in addition to general market risk, swaps are subject to illiquidity risk, counterparty risk and pricing risk. Because they are two party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and often valued subjectively. Swaps may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the TRS agreements to compensate for differences between the stated terms of the TRS agreements and prevailing market conditions. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Interest payments earned or charged under the terms of the TRS agreements are recorded as realized gain (loss) on total return swap agreements. The swap interest receivable or payable as of March 31, 2026, if any, is included as unrealized appreciation
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Notes to the financial statements continued
(depreciation) on total return swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral total return swap agreements, if any, is included in the Statements of Assets and Liabilities, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.
Further information on the impact of these positions on the Funds' financial statements can be found in Note 9. With respect to TRS agreements that were outstanding as of March 31, 2026 for the Multi-Manager High Yield Opportunity Fund, approximately $10,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities. No other Funds had any outstanding TRS agreements for the fiscal year ended March 31, 2026.
I) WHEN-ISSUED/DELAYED DELIVERY SECURITIES  Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at March 31, 2026, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.
Certain Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. At March 31, 2026, the Bond Index Fund pledged collateral in the form of U.S. Treasury Bonds amounting to approximately $1,776,000 which is not included in the Statements of Assets and Liabilities.
J) MORTGAGE DOLLAR ROLLS  Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.
For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
K) TERM LOANS The High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds may purchase assignments of, and participations in, term loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The Fund may also enter into lending arrangements involving unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value.
L) REPURCHASE AGREEMENTS  The Money Market Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. The Money Market Funds have entered into such repurchase agreements at March 31, 2026, as reflected in their accompanying Schedules of Investments.
Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such
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services. The U.S. Government Money Market Fund did not enter into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at March 31, 2026.
The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of March 31, 2026, the Money Market Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
U.S. Government Money Market	Bank of America N.A.	$150,000	$(150,000)	$–
	Barclays Capital, Inc.	750,000	(750,000)	–
	Canadian Imperial Bank of Commerce	550,000	(550,000)	–
	Citigroup Global Markets, Inc.	129,000	(129,000)	–
	Fixed Income Clearing Corp.	7,300,000	(7,300,000)	–
	JPMorgan Securities LLC	775,000	(775,000)	–
	NatWest Markets PLC	225,000	(225,000)	–
	Royal Bank of Canada	900,000	(900,000)	–
	Total	$10,779,000	$(10,779,000)	$–
U.S. Government Select Money Market	Bank of America N.A.	$300,000	$(300,000)	$–
	Barclays Capital, Inc.	150,000	(150,000)	–
	Citigroup Global Markets, Inc.	134,000	(134,000)	–
	Fixed Income Clearing Corp.	950,000	(950,000)	–
	JPMorgan Securities LLC	350,000	(350,000)	–
	Royal Bank of Canada	150,000	(150,000)	–
	TD Securities (U.S.A.) LLC	100,000	(100,000)	–
	Total	$2,134,000	$(2,134,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.
Additional information about netting arrangements under the Netting Arrangements can be found in Note 9.
M) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.
The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
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Notes to the financial statements continued
N) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses are recognized on an accrual basis.
O) REDEMPTION FEES  The High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the fiscal year ended March 31, 2026, were as follows:
Amounts in thousands	Redemption Fees
High Yield Fixed Income	$29
Multi-Manager High Yield Opportunity	16

Redemption fees for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	Redemption Fees
High Yield Fixed Income	$14
Multi-Manager High Yield Opportunity	—*
* Amounts round to less than one thousand.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal years.
P) DISTRIBUTIONS TO SHAREHOLDERS  Distributions of dividends from net investment income, if any, are declared and paid as follows:
	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
Bond Index	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
	DECLARATION FREQUENCY	PAYMENT FREQUENCY
California Tax-Exempt	Daily	Monthly
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Limited Term Tax-Exempt	Daily	Monthly
Limited Term U.S. Government	Daily	Monthly
Multi-Manager High Yield Opportunity	Monthly	Monthly
Short Bond	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Tax-Exempt	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly
U.S. Government Money Market	Daily	Monthly
U.S. Government Select Money Market	Daily	Monthly
Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to Section 988 currency gains and losses, paydowns, distributions in excess of investment company taxable income, and differing treatment of amortization on certain callable bonds. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.
At March 31, 2026, the following reclassifications were recorded:
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Bond Index	$337	$(337)	$—
Core Bond	13	(13)	—
Fixed Income	24	(24)	—
High Yield Fixed Income	1,518	(2,037)	519
Limited Term U.S. Government	2	(2)	—
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Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Multi-Manager High Yield Opportunity	$66	$(74)	$8
Short Bond	105	(97)	(8)
Tax-Advantaged Ultra-Short Fixed Income	1	(1)	—
Ultra-Short Fixed Income	68	(68)	—
U.S. Government	(— )*	— *	—
U.S. Government Money Market	1,034	(1,034)	—
U.S. Government Select Money Market	180	(180)	—

*	Amount rounds to less than one thousand.
Q) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income, tax-exempt income and capital gains to its shareholders.
For the period from November 1, 2025 through March 31, 2026, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:
Amounts in thousands
Intermediate Tax-Exempt	$(28)
U.S. Government Money Market	(4)
U.S. Government Select Money Market	(— )*

*	Amount rounds to less than one thousand.
The capital loss carry forwards utilized during the fiscal year ended March 31, 2026 were as follows:
Amounts in thousands
Short Bond	$371
Tax-Advantaged Ultra-Short Fixed Income	6,272
Ultra-Short Fixed Income	1,931
U.S. Government	13
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Arizona Tax-Exempt	$2,962	$8,257
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Bond Index	$26,622	$154,748
California Intermediate Tax-Exempt	4,610	22,731
California Tax-Exempt	2,234	6,479
Core Bond	14,041	13,317
Fixed Income	34,401	57,950
High Yield Fixed Income	147,277	758,594
Intermediate Tax-Exempt	46,673	106,572
Limited Term Tax-Exempt	8,608	14,143
Limited Term U.S. Government	5,282	2,465
Multi-Manager High Yield Opportunity	1,355	64,275
Short Bond	2,854	24,482
Tax-Advantaged Ultra-Short Fixed Income	15,872	11,589
Tax-Exempt	51,659	103,892
Ultra-Short Fixed Income	11,364	13,534
U.S. Government	4,886	774
At March 31, 2026, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:
	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Arizona Tax-Exempt	$30	$—	$—	$(2,996)
Bond Index	—	2,259	—	(146,084)
California Intermediate Tax-Exempt	99	—	—	(7,099)
California Tax-Exempt	69	—	—	(5,920)
Core Bond	—	77	—	(3,733)
Fixed Income	—	294	—	(12,915)
High Yield Fixed Income	—	6,459	—	(76,875)
Intermediate Tax-Exempt	—	—	—	(30,429)
Limited Term Tax-Exempt	11	—	—	(1,271)
Limited Term U.S. Government	—	43	—	(72)
Multi-Manager High Yield Opportunity	—	555	—	(7,670)
Short Bond	—	43	—	(400)
Tax-Advantaged Ultra-Short Fixed Income	1,441	—	—	(5,709)
Tax-Exempt	214	—	—	(28,805)
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Notes to the financial statements continued
	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Ultra-Short Fixed Income	$—	$1,269	$—	$805
U.S. Government	—	63	—	(366)
U.S. Government Money Market	—	61,288	—	(— )**
U.S. Government Select Money Market	—	12,658	— **	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
**	Amount rounds to less than one thousand.
The tax character of distributions paid during the fiscal year ended March 31, 2026, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Arizona Tax-Exempt	$1,801	$37	$—	$ —
Bond Index	—	95,554	—	—
California Intermediate Tax-Exempt	6,447	225	—	—
California Tax-Exempt	4,063	79	—	—
Core Bond	—	3,998	—	—
Fixed Income	—	13,212	—	—
High Yield Fixed Income	—	161,339	—	—
Intermediate Tax-Exempt	34,436	628	—	311
Limited Term Tax-Exempt	8,473	157	—	—
Limited Term U.S. Government	—	851	—	—
Multi-Manager High Yield Opportunity	—	11,227	—	—
Short Bond	—	10,156	—	—
Tax-Advantaged Ultra-Short Fixed Income	67,861	20,475	—	—
Tax-Exempt	27,085	392	—	—
Ultra-Short Fixed Income	—	79,780	—	—
U.S. Government	—	1,029	—	—
U.S. Government Money Market	—	833,072	3	—
U.S. Government Select Money Market	—	169,942	—	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended March 31, 2025, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$1,826	$129	$—
Bond Index	—	86,400	—
California Intermediate Tax-Exempt	5,907	504	—
California Tax-Exempt	4,475	166	—
Core Bond	—	3,909	—
Fixed Income	—	14,697	—
High Yield Fixed Income	—	186,111	—
Intermediate Tax-Exempt	33,228	1,993	—
Limited Term Tax-Exempt	8,759	486	—
Limited Term U.S. Government	—	739	—
Multi-Manager High Yield Opportunity	—	12,717	—
Short Bond	—	11,333	—
Tax-Advantaged Ultra-Short Fixed Income	57,552	29,501	—
Tax-Exempt	25,261	1,386	—
Ultra-Short Fixed Income	—	79,480	—
U.S. Government	—	756	—
U.S. Government Money Market	—	960,168	12
U.S. Government Select Money Market	—	210,556	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
As of March 31, 2026, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
R) OTHER RISKS  Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.
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March 31, 2026
On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
3. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the fiscal year ended March 31, 2026.
Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the fiscal year ended March 31, 2026.
4. BANK BORROWINGS
The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $185,000,000 senior unsecured revolving credit facility on November 8, 2024, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired on November 7, 2025.
At a meeting held on August 20-21, 2025, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility, which is administered by Citibank, N.A., is a $185,000,000 senior unsecured revolving credit facility, the same as the Credit Facility. The interest rate and annual commitment fee charged under the New Credit Facility are the same as they were for the Credit Facility. The New Credit Facility went into effect on November 7, 2025 and will expire on November 6, 2026, unless renewed.
During the fiscal year ended March 31, 2026, the following Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:
Amounts in thousands	DOLLAR AMOUNT	RATE
Multi-Manager High Yield Opportunity	$500	5.42%
No other Funds had any borrowings or incurred any interest expense for the fiscal year ended March 31, 2026. There were no outstanding loan amounts at March 31, 2026.
5. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory services, administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
With respect to the Limited Term U.S. Government, Fixed Income, U.S. Government and Short Bond Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described herein); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.  Further with respect to these Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class in an amount equal to the acquired fund fees and expenses arising from the Fund’s investment in other non-money market mutual funds or exchange-traded funds managed by NTI. The reimbursement will not apply to those Funds that do not charge an advisory fee as a result of contractual or voluntary fee waivers.
With respect to the Bond Index Fund, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses.  NTI shall first reimburse management fees payable by the Fund or
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Notes to the financial statements continued
Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees;  (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. There were no voluntary reimbursement receivables at March 31, 2026.
At March 31, 2026, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.0600%	0.0749%
High Yield Fixed Income	0.5800%	0.6000%
U.S. Government Money Market	0.3300%	0.3500%
U.S. Government Select Money Market	0.3300%	0.3500%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Arizona Tax-Exempt	0.430%	0.417%	0.404%	0.450%
	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
California Intermediate Tax-Exempt	0.430%	0.417%	0.404%	0.450%
California Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Core Bond	0.380%	0.369%	0.358%	0.400%
Fixed Income	0.430%	0.417%	0.404%	0.450%
Intermediate Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Limited Term Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Limited Term U.S. Government	0.380%	0.369%	0.358%	0.400%
Multi-Manager High Yield Opportunity	0.650%	0.631%	0.612%	0.670%
Short Bond	0.380%	0.369%	0.358%	0.400%
Tax-Advantaged Ultra-Short Fixed Income	0.230%	0.223%	0.216%	0.250%
Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Ultra-Short Fixed Income	0.230%	0.223%	0.216%	0.250%
U.S. Government	0.380%	0.369%	0.358%	0.400%
The contractual reimbursement arrangements described above may not be terminated before July 31, 2026 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.
NTI may reimburse additional expenses or waive all or a portion of the management fees for the Funds, including, from time to time to avoid a negative yield for the Money Market Funds. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. NTI did not voluntarily reimburse any Funds during the fiscal year ended March 31, 2026.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.
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March 31, 2026
The Multi-Manager High Yield Opportunity Fund is managed by NTI and the Sub-Advisers. In addition to selecting the overall investment strategies of the Fund, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.
As of March 31, 2026, BlackRock Investment Management, LLC, Nomura Corporate Research and Asset Management Inc. and Polen Capital Credit, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.
NTI is responsible for payment of sub-advisory fees to the Sub-Advisers.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund, except for the Money Market Funds, which is computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. During the period, the Funds (except the Money Market Funds) have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are shown as Less custodian credits in the Funds’ Statements of Operations.
Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each
Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”) and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
6. RELATED PARTY TRANSACTIONS
Each Fund, excluding the Money Market Funds, may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At March 31, 2026, the Funds, excluding the Money Market Funds, held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in money market mutual funds managed by NTI, as described in Note 5.  This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
Each Fund that participates in securities lending may invest cash collateral received in Northern Institutional Funds Liquid Assets Portfolio (“Liquid Assets Portfolio”), a money market fund advised by NTI. Accordingly, each Fund bears indirectly a proportionate share of Liquid Assets Portfolio’s operating expenses. These operating expenses include the management,transfer agent and custody fees that Liquid Assets Portfolio pays to NTI or its affiliates. At March 31, 2026, certain Funds held an investment in Liquid Assets Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Liquid Assets Portfolio’s prospectus) on any assets invested in the Liquid Assets Portfolio is 0.03 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in Liquid Assets Portfolio, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This
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Notes to the financial statements continued
reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended March 31, 2026, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.
During the fiscal year ended March 31, 2026, the Multi-Manager High Yield Opportunity Fund received voluntary expense reimbursements from NTI of approximately $1,000. These reimbursements are included in Net investment income in the Statements of Operations and Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. This cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.
NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.  For the fiscal year ended March 31, 2026, there were no Funds that paid Northern Trust Securities, Inc., an affiliate of NTI, brokerage commissions.
During the fiscal year ended March 31, 2026, the High Yield Fixed Income Fund received reimbursements from NTI of approximately $15,000 in connection with settlement fees pursuant to the European Union’s Central Securities Depositories Regulation. These amounts are included in Interest income on the Fund’s Statements of Operations.
Certain uninvested cash balances of the Money Market Funds may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Funds’ Statements of Operations as Income from affiliates.
Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the fiscal year ended March 31, 2026, the High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds each received amounts from Northern Trust of less than $1,000. These amounts are included in Interest income on the Funds’ Statements of Operations.
7. INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2026, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$ —	$18,962	$ —	$17,844
Bond Index	1,902,273	355,421	1,246,222	124,557
California Intermediate Tax-Exempt	—	103,971	—	77,539
California Tax-Exempt	—	45,063	—	57,484
Core Bond	73,403	51,684	70,546	59,944
Fixed Income	192,780	181,302	214,178	208,069
High Yield Fixed Income	—	898,890	—	1,489,075
Intermediate Tax-Exempt	—	462,506	—	336,032
Limited Term Tax-Exempt	—	92,224	—	109,928
Limited Term U.S. Government	21,926	—	18,582	—
Multi-Manager High Yield Opportunity	—	78,592	—	112,826
Short Bond	116,429	116,992	154,244	185,134
Tax-Advantaged Ultra-Short Fixed Income	6,118	2,580,930	20,481	2,072,620
Tax-Exempt	—	341,967	—	362,175
Ultra-Short Fixed Income	39,928	755,040	90,144	739,245
U.S. Government	15,631	—	16,213	—
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.
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FIXED INCOME AND MONEY MARKET FUNDS

March 31, 2026
At March 31, 2026, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$251	$(3,247)	$(2,996)	$56,757
Bond Index	12,528	(158,612)	(146,084)	3,294,700
California Intermediate Tax-Exempt	1,968	(9,068)	(7,100)	264,612
California Tax-Exempt	1,713	(7,633)	(5,920)	140,472
Core Bond	347	(4,079)	(3,732)	95,045
Fixed Income	1,415	(14,330)	(12,915)	299,144
High Yield Fixed Income	31,667	(108,534)	(76,867)	2,245,049
Intermediate Tax-Exempt	8,522	(38,951)	(30,429)	1,216,942
Limited Term Tax-Exempt	1,648	(2,919)	(1,271)	321,716
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Limited Term U.S. Government	$69	$(140)	$(71)	$26,551
Multi-Manager High Yield Opportunity	4,158	(11,828)	(7,670)	157,370
Short Bond	675	(1,075)	(400)	190,527
Tax-Advantaged Ultra-Short Fixed Income	3,276	(8,985)	(5,709)	2,932,221
Tax-Exempt	2,483	(31,288)	(28,805)	777,471
Ultra-Short Fixed Income	3,144	(2,339)	805	1,644,751
U.S. Government	110	(476)	(366)	26,189
U.S. Government Money Market	—	(— )*	(— )*	21,585,305
U.S. Government Select Money Market	—	—	—	4,455,983

*	Amount rounds to less than one thousand.
8. CAPITAL SHARE TRANSACTIONS
Transactions in Shares class for the fiscal year ended March 31, 2026, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,665	$15,776	129	$1,228	(1,648)	$(15,647)	146	$1,357
Bond Index	134,354	1,248,989	3,196	29,637	(40,842)	(378,451)	96,708	900,175
California Intermediate Tax-Exempt	8,113	80,576	88	873	(5,424)	(53,918)	2,777	27,531
California Tax-Exempt	4,153	43,452	131	1,359	(5,562)	(57,613)	(1,278)	(12,802)
Core Bond	2,027	18,195	170	1,526	(2,762)	(24,664)	(565)	(4,943)
Fixed Income	2,941	26,417	638	5,731	(8,755)	(78,094)	(5,176)	(45,946)
High Yield Fixed Income	46,528	282,250	3,454	21,042	(143,377)	(866,045)	(93,395)	(562,753)
Intermediate Tax-Exempt	38,751	380,312	496	4,870	(27,246)	(266,116)	12,001	119,066
Limited Term Tax-Exempt	5,452	54,533	103	1,033	(8,509)	(84,942)	(2,954)	(29,376)
Limited Term U.S. Government	1,065	10,096	28	269	(784)	(7,437)	309	2,928
Multi-Manager High Yield Opportunity	2,559	21,573	525	4,401	(7,272)	(60,901)	(4,188)	(34,927)
Short Bond	957	17,554	222	4,079	(6,879)	(126,088)	(5,700)	(104,455)
Tax-Advantaged Ultra-Short Fixed Income	132,308	1,350,278	1,291	13,165	(116,471)	(1,187,888)	17,128	175,555
Tax-Exempt	26,557	249,191	444	4,185	(30,277)	(283,426)	(3,276)	(30,050)
Ultra-Short Fixed Income	88,118	910,041	3,962	40,908	(92,053)	(950,566)	27	383
U.S. Government	675	5,936	66	580	(877)	(7,783)	(136)	(1,267)
U.S. Government Money Market	78,922,048	78,922,048	145,360	145,360	(79,686,244)	(79,686,244)	(618,836)	(618,836)
U.S. Government Select Money Market	19,632,747	19,632,747	28,410	28,410	(19,535,312)	(19,535,312)	125,845	125,845
NORTHERN FUNDS ANNUAL REPORT  349 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
Transactions in Shares class for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,063	$10,274	127	$1,225	(2,233)	$(21,507)	(1,043)	$(10,008)
Bond Index	68,066	624,185	2,448	22,423	(95,871)	(875,516)	(25,357)	(228,908)
California Intermediate Tax-Exempt	4,402	43,523	88	876	(7,157)	(70,539)	(2,667)	(26,140)
California Tax-Exempt	2,330	24,456	135	1,411	(2,919)	(30,609)	(454)	(4,742)
Core Bond	2,034	18,112	156	1,386	(1,729)	(15,328)	461	4,170
Fixed Income	4,744	42,356	729	6,478	(7,880)	(70,055)	(2,407)	(21,221)
High Yield Fixed Income	90,937	550,828	3,383	20,433	(101,816)	(613,626)	(7,496)	(42,365)
Intermediate Tax-Exempt	20,418	199,713	410	4,009	(40,710)	(398,199)	(19,882)	(194,477)
Limited Term Tax-Exempt	4,293	42,662	122	1,204	(12,521)	(124,110)	(8,106)	(80,244)
Limited Term U.S. Government	135	1,262	25	233	(858)	(7,913)	(698)	(6,418)
Multi-Manager High Yield Opportunity	3,594	30,334	430	3,619	(5,083)	(42,772)	(1,059)	(8,819)
Short Bond	3,758	68,515	250	4,551	(3,040)	(55,287)	968	17,779
Tax-Advantaged Ultra-Short Fixed Income	114,210	1,162,807	999	10,157	(92,010)	(936,073)	23,199	236,891
Tax-Exempt	25,389	243,110	455	4,354	(22,820)	(218,117)	3,024	29,347
Ultra-Short Fixed Income	48,689	501,465	4,156	42,792	(50,222)	(517,319)	2,623	26,938
U.S. Government	1,009	8,861	46	405	(780)	(6,821)	275	2,445
U.S. Government Money Market	86,878,570	86,878,570	152,719	152,719	(85,256,571)	(85,256,571)	1,774,718	1,774,718
U.S. Government Select Money Market	17,344,848	17,344,848	28,661	28,661	(17,478,691)	(17,478,691)	(105,182)	(105,182)
Transactions in Siebert Williams Shank Shares for the fiscal year ended March 31, 2026, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Ultra-Short Fixed Income	—	$—	133	$1,371	(1,790)	$ (18,500)	(1,657)	$ (17,129)
Transactions in Siebert Williams Shank Shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Ultra-Short Fixed Income	970	$10,015	169	$1,735	(632)	$ (6,515)	507	$5,235
9. DERIVATIVE INSTRUMENTS
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2026:
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Core Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	$179 *	Net Assets - Net unrealized depreciation	$(244)*
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FIXED INCOME AND MONEY MARKET FUNDS

March 31, 2026
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	$459 *	Net Assets - Net unrealized depreciation	(827)*
High Yield Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(1,464)*
Multi-Manager High Yield Opportunity	Interest rate contracts	Net Assets - Net unrealized appreciation	22 *	Net Assets - Net unrealized depreciation	—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	(— )**
	Credit contracts	Unrealized appreciation on credit default swap agreements	6 ***	Unrealized depreciation on credit default swap agreements	—
	Interest rate contracts	Unrealized appreciation on total return swaps	42	Unrealized depreciation on total return swaps	—
Short Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	580 *	Net Assets - Net unrealized depreciation	(596)*

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

**	Amount rounds to less than one thousand.
***
Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’
footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
As of March 31, 2026, gross amounts of assets and liabilities for forward foreign exchange contracts and total return swaps not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Multi-Manager High Yield Opportunity Fund	Morgan Stanley	$42	$—	$—	$42
	Total	$42	$—	$—	$42

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Multi-Manager High Yield Opportunity Fund	Barclays	$(— )*	$—	$—	$(— )*
	Total	$(— )*	$—	$—	$(— )*

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FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
*	Amount rounds to less than one thousand.
The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the fiscal year ended March 31, 2026:
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$175
Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	291
High Yield Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	2,369
Limited Term Tax-Exempt	Interest rate contracts	Net realized gains (losses) on futures contracts	1
Limited Term U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	19
Multi-Manager High Yield Opportunity	Interest rate contracts	Net realized gains (losses) on futures contracts	6
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	6
	Interest rate contracts	Net realized gains (losses) on total return swaps	107
	Credit contracts	Net realized gains (losses) on credit default swap agreements	22
Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	(807)
U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	38

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(126)
Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(462)
High Yield Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,594)
Limited Term U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(7)
Multi-Manager High Yield Opportunity	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	22
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(3)
	Interest rate contracts	Net change in unrealized appreciation (depreciation) on total return swaps	17
	Credit contracts	Net change in unrealized appreciation (depreciation) on credit default swap agreements	9
Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	96
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(16)
Volume of derivative activity for the fiscal year ended March 31, 2026*:
	FOREIGN EXCHANGE CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Core Bond	—	$ —	—	$ —	32	$3,298
Fixed Income	—	—	—	—	29	11,301
High Yield Fixed Income	—	—	—	—	6	85,943
Multi-Manager High Yield Opportunity	11	251	8	183	13	934
FIXED INCOME AND MONEY MARKET FUNDS  352 NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

March 31, 2026
	FOREIGN EXCHANGE CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Short Bond	—	$—	—	$—	25	$28,126
*
Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for forward foreign currency exchange contracts, interest rate total return swaps contracts, credit default swaps contracts and interest rate futures contracts.
**
Amounts in thousands.
10. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations and subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for each Fund (as a single segment), is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
12. LEGAL PROCEEDINGS
On or about December 17, 2024, the Multi-Manager High Yield Opportunity Fund (the “Fund”) was added as a defendant in a civil action pending in the Supreme Court of the State of New York, County of New York, Commercial Division (the “Court”), captioned CPPIB Credit Investments II Inc., et al. v. Lions Gate Entertainment Corporation, et al., Index No. 654398/2024 (the “Action”). The Action arises from certain notes (the “Original
Notes”) issued by Lions Gate Capital Holdings, LLC (“Lions Gate Holdings”) of which the Fund was a holder. In May 2024, a group of holders of the Original Notes (the “Participating Holders”), including the Fund, entered into a transaction (the “Exchange Transaction”) pursuant to which the Participating Holders consented to certain amendments to the indenture for the Original Notes and exchanged their Original Notes for new notes issued by Lions Gate Holdings (the “New Notes”). In the Action, Plaintiff Thebes Offshore Master Fund, LP (“Thebes”), a holder of the Original Notes who was not invited to participate in the Exchange Transaction and did not receive the New Notes, challenges the enforceability of the Exchange Transaction and asserts, among other claims, claims against the Participating Holders seeking declaratory judgment and injunctive relief, or alternatively, monetary damages. A group of Participating Holders, including the Fund, moved to dismiss Thebes’s claims on several grounds. The Court heard oral argument on the motions on September 22, 2025, and on March 17, 2026, the Court granted the motions to dismiss as to the claims against the Participating Holders.  On May 6, 2026, Thebes moved for leave to file an amended complaint asserting a tortious interference claim against the Participating Holders.  The Participating Holders will oppose the motion for leave to amend.  At this stage of the proceedings, it is not possible to predict the outcome of the Action. The Fund intends to vigorously defend against Thebes's claims.
13. GLOBAL INSTABILITY
Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global and domestic financial markets and the broader economy. Such conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the U.S. and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
NORTHERN FUNDS ANNUAL REPORT  353 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued	March 31, 2026
14. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
FIXED INCOME AND MONEY MARKET FUNDS  354 NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Northern Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of eighteen separate portfolios of Northern Funds, comprising the Arizona Tax-Exempt Fund, Bond Index Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Limited Term U.S. Government Fund, Multi-Manager High Yield Opportunity Fund, Short Bond Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Tax-Exempt Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, U.S. Government Money Market Fund, and U.S. Government Select Money Market Fund (collectively, the “Funds”), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Northern Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
May 27, 2026
We have served as the auditor of one or more Northern Trust investment companies since 2002.
NORTHERN FUNDS ANNUAL REPORT  355 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

TAX AND DISTRIBUTION INFORMATION	March 31, 2026 (Unaudited)
CAPITAL GAIN DISTRIBUTION — The following Fund made capital gain distributions in December 2025, and hereby designated these long-term capital gain distributions as follows (per share):
LONG-TERM CAPITAL GAIN
U.S. Government Money Market	$0.0000001
CORPORATE DIVIDENDS-RECEIVED DEDUCTION (DRD) — A percentage of the dividends distributed during the fiscal year ended March 31, 2026 for the following Fund qualifies for the dividends-received deduction for corporate shareholders:
CORPORATE DRD PERCENTAGE
Multi-Manager High Yield Opportunity	4.90%
EXEMPT-INTEREST DIVIDENDS  — During the fiscal year ended March 31, 2026, the percentage of dividends derived from net investment income paid by each of the following Funds as “exempt-interest dividends,” excludable from gross income for Federal income tax purposes were as follows: Arizona Tax-Exempt Fund - 97.96%, California Intermediate Tax-Exempt Fund - 96.64%, California Tax-Exempt Fund - 98.08%, Intermediate Tax-Exempt Fund - 98.29%, Limited Term Tax-Exempt Fund - 98.17%, Tax-Advantaged Ultra-Short Fixed Income Fund - 76.79%, Tax-Exempt Fund - 98.57%.
QUALIFIED DIVIDEND INCOME (QDI) — Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid by the following Fund during the fiscal year ended March 31, 2026, are designated as “qualified dividend income,” as defined in the Act, subject to reduced tax rates:
QDI PERCENTAGE
Multi-Manager High Yield Opportunity	4.93%
DISTRIBUTION INFORMATION — For purposes of Section 19 of the 1940 Act, the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. The Intermediate Tax-Exempt Fund did not issue a Section 19(a) notice because at the time the Fund did not believe that such a notice was necessary. Pursuant to Rule 19a-1(e) under the 1940 Act, the information in the table below includes the sources of the Intermediate Tax-Exempt Fund's distributions. Please note that the information in the table below is for financial accounting purposes only. Form 1099-DIV received by shareholders for the calendar year specifies how shareholders should characterize and report distributions paid by the Fund during the year for U.S. federal income tax purposes.
The Fund's distributions were paid from:
	Record Date	Payable Date	Distribution Per Share	Non-Dividend Distribution
Intermediate Tax-Exempt	Daily	1/26/2026	0.027	0.000925
	Daily	2/24/2026	0.024	0.000811
	Daily	3/24/2026	0.026	0.000904
FIXED INCOME AND MONEY MARKET FUNDS 356 NORTHERN FUNDS ANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

Form N-CSR - Items 8 - 11	March 31, 2026 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.
NORTHERN FUNDS ANNUAL REPORT  357 FIXED INCOME AND MONEY MARKET FUNDS

©2026 Northern Funds
NF ANR NCSR FI & MMF (5/26)

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

 (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Exhibit 99.CODE: Incorporated by reference to Exhibit 13(a)(1) to the report filed on Form N-CSR on June 5, 2020 (Accession Number 0001193125-20-161887).

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant’s independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: June 4, 2026

By	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: June 4, 2026